UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          February 28, 2006

Date of reporting period:         February 28, 2006


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                                ----------------
                                                                WELLS  ADVANTAGE
                                                                FARGO  FUNDS
                                                                ----------------

                               [GRAPHIC OMITTED]

                                                               FEBRUARY 28, 2006

                                                                   ANNUAL REPORT

WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM)

WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND(SM)
WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND(SM)
WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND(SM)
WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND(SM)
WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND(SM)

                                             WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------

Performance Highlights ...................................................     2
--------------------------------------------------------------------------------

Fund Expenses (Unaudited) ................................................     9
--------------------------------------------------------------------------------

Portfolio of Investments
--------------------------------------------------------------------------------
  OUTLOOK TODAY FUND .....................................................    12
  OUTLOOK 2010 FUND ......................................................    27
  OUTLOOK 2020 FUND ......................................................    42
  OUTLOOK 2030 FUND ......................................................    59
  OUTLOOK 2040 FUND ......................................................    73

Financial Statements
--------------------------------------------------------------------------------
  Statements of Assets and Liabilities ...................................    90
  Statements of Operations ...............................................    91
  Statements of Changes in Net Assets ....................................    92
  Financial Highlights ...................................................    96

Notes to Financial Statements ............................................   103
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm ..................   109
--------------------------------------------------------------------------------

Other Information (Unaudited) ............................................   110
--------------------------------------------------------------------------------

List of Abbreviations ....................................................   113
--------------------------------------------------------------------------------

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                       WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

            I am pleased to provide you with this WELLS FARGO ADVANTAGE OUTLOOK FUNDS annual report for the 12-month period that ended February 28, 2006. On the following pages, you will find a discussion of the Funds, including the Funds managers' strategic outlook, performance highlights, and information about the Fund's portfolios.

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

            The U.S. economy continued to show signs of strength, even though the second, third, and fourth quarters of 2005 had to weather the cumulative effect of rising interest rates, high energy prices, and Hurricanes Katrina and Rita. The real Gross Domestic Product (GDP) grew at a rate of 3.5% for 2005, and reports from January and February of 2006 highlighted further signs of economic stamina as business and defense spending increased. While the housing market recorded modest declines in mortgage applications and median prices in some areas, the fundamental demand for single-family housing remained steady during the 12 months and mortgage rates continued to hover at 30-year lows through February 2006.

STOCKS
--------------------------------------------------------------------------------

            Stocks held steady overall, in spite of a few ups and downs during the period. The first quarter of 2005 ended with the S&P 500 Index reporting its worst quarterly loss in two years. This pattern continued through the second quarter of 2005, with the S&P 500 Index gaining moderately but unable to overcome first-quarter losses. Stocks ended July 2005 on a high note, with the S&P 500 Index posting its best monthly gain since November 2004 on the strength of better-than-expected earnings reports. By late August, the equity markets had turned weaker due to concerns that the economy might be faltering and that big jumps in gasoline prices were threatening consumer confidence and spending.

            Strong corporate earnings helped the equity markets in the second half of 2005 while record prices for crude oil and concerns of a slowdown in worldwide economic growth capped and often reversed rallies. Nevertheless, in the United States, the fundamentals of strong earnings and low inflation kept equity markets steady overall for the year with the S&P 500 index returning 4.9% for the year.

            Equity markets surged higher in the first month of 2006 as speculation surfaced that the Federal Reserve (the Fed) might shy away from continuing to raise interest rates. All domestic equity indices and almost all international indices were positive in January with small cap growth taking the lead as the top performing asset class, followed closely by small cap value. Investors hoping that large cap equities would make a comeback remained disappointed in January.

            February reversed January's stock news and large cap equities moved to the top performer spot as the other asset classes declined. While one month of improved performance is not predictive, it could be a sign that large cap stocks may be positioned to rotate to the lead as some analysts have forecasted. In sector news, February's reversal recorded significant underperformance for energy after its strong performance in January.

BONDS
--------------------------------------------------------------------------------

            Yields on most U.S. Treasury notes and bonds declined as the Federal funds rate increased during 2005 and into 2006. Exceptional demand for U.S. Treasury securities from foreign investors and the stable core inflation data, which excludes food and energy, were two factors thought to have kept bond yields low. The high-yield and investment-grade segments of the corporate bond market had positive performance in light of the rising interest rate environment of 2005. Municipal bonds generally performed better than bonds in most taxable sectors during the year, but they lagged behind the rally in U.S. Treasuries in May and June. By the end of the year, municipal yields were very attractive relative to yields on comparable U.S. Treasuries.

            With the January stock rally and long-term interest rates rising, bonds lost ground in early 2006. Nevertheless, the bond markets remained accommodative and bond yields in corporate credits and mortgages increased in February amid signs of stronger growth and higher inflation around the world. Foreign demand for U.S. securities continued to be strong.

LOOKING AHEAD
--------------------------------------------------------------------------------

            As 2005 came to a close, there was some worry that the U.S. economy would slow down in the new year because of a waning housing sector, high energy prices, and the lingering effects of Hurricanes Katrina and Rita. Now there is concern that the economy will grow at a rate that the Fed will view as unsustainable for the long term. For example, should the GDP growth rate reach 4% during the first half of 2006, the Fed may become sensitive to increased pressures on inflation. Given the uncertainty of these and other market forces, we believe that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers--our subadvisers--chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent long-term results offers our investors a firmer footing to navigate changing market conditions and move forward to their financial destinations.

            Thank you for choosing WELLS FARGO ADVANTAGE FUNDS (SM). We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

            Each Fund seeks to provide investors with an asset allocation strategy designed to maximize total return for retirement or for other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. Investors are encouraged to select a particular Wells Fargo Advantage Outlook Fund based on their investment time horizons.

            Specifically:

                  o WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND is managed for investors who have retired, are planning to retire, or will begin to withdraw substantial portions of their investment in the near future.

                  o WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2010.

                  o WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2020.

                  o WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2030.

                  o WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2040.

ADVISER                                      SUBADVISER
      Wells Fargo Funds Management, LLC            Barclays Global Fund Advisors

FUND MANAGERS                                FUND INCEPTION DATE
      David Burkart, CFA, Ken Millman, CFA         03/01/1994
      and Dagmar Nikles, CFA

HOW DID THE FUNDS PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Outlook Funds' Class A shares each returned the following over the 12-month period ending February 28, 2006:

                  o THE WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND returned 4.31%(1) (excluding sales charges).

                  o THE WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND returned 5.39%(1) (excluding sales charges).

                  o THE WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND returned 7.44%(1) (excluding sales charges).

                  o THE WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND returned 8.63%(1) (excluding sales charges).

                  o THE WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND returned 10.28%(1) (excluding sales charges).

            During the 12-month period that ended February 28, 2006, the broad U.S. equity market outperformed the U.S. bond market and international stocks outperformed domestic stocks. As equity prices rose, the WELLS FARGO ADVANTAGE OUTLOOK FUNDS with longer time horizons and, consequently, higher equity allocations, such as the WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND with 90% of its portfolio invested in stocks as of February 28, 2006, outperformed the WELLS FARGO ADVANTAGE OUTLOOK FUNDS with shorter time horizons and lower equity allocations. By 2040, the WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND should resemble the WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND in its present composition, with adjustments reflecting market conditions at that time.

            FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

            FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUNDS AND ARE DESCRIBED IN THE FUNDS' CURRENT PROSPECTUSES.

WHAT FACTORS AFFECTED THE FUNDS' PERFORMANCE?
--------------------------------------------------------------------------------

            The best performing domestic equity sectors were specialized finance, oil and gas, and transportation. The worst performing sectors were automobile manufacturing, chemical, and technology. International performance was driven by individual country and currency returns. The best performing countries for stocks were Austria, Canada, and Norway, while New Zealand, Ireland, and Italy were among the poorest performing countries.

            In general, domestic small cap stocks outperformed large cap stocks, with small-cap growth stocks slightly outperforming small-cap value stocks by almost 2% for the reporting period. International stocks significantly outperformed domestic stocks. Outlook Funds with longer time horizons and higher allocations to equity, such as the WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND, were helped by the positive equity performance of the markets.

WHAT CHANGES DID YOU MAKE TO THE FUNDS' HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

            During the 12-month reporting period, the Funds' holdings changed modestly. The equity holdings decreased slightly and bond holdings increased accordingly to maintain the targeted allocations of each portfolio. This modest change in the asset allocation mix of the WELLS FARGO ADVANTAGE OUTLOOK FUNDS is a result of the passage of time and therefore the decreasing time horizon. We believe that the asset allocation mix of the WELLS FARGO ADVANTAGE OUTLOOK FUNDS, with the exception of the Outlook Today Fund, will become increasingly more conservative as the investment time horizon decreases and the need to limit risk increases.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

            We believe that the global economic climate continues to look promising as confidence has returned to world markets. The U.S. economy has outpaced international economies like Europe and Japan, but growth has merely met analysts' expectations. Consumer spending remains brisk despite rising energy costs, and investor sentiment has improved with more investors returning to the equity markets. Nevertheless, uncertainties remain. The slowdown in the booming housing market and rising energy prices are two of the main concerns surrounding the economy in 2006. The outlook for U.S. bonds does not look as promising given the ambiguity around interest rates.

PERFORMANCE HIGHLIGHTS                       WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

            European and Japanese economies seems to have surprisingly turned the corner and continue to provide positive future outlooks. An upturn in consumer spending and hiring has kindled hopes that Japan's recovery may finally be sustainable. Falling unemployment and increased profit growth have contributed to Europe's recovery. However, both economies could be adversely affected by interest rates in their respective countries and the stance of central banks regarding future monetary policy. Investors worry that interest rates could rise too far too soon, thus strangling any recovery before it becomes established. Improved economic conditions and growing investor confidence should prove to benefit the global markets for the foreseeable future.

            BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCKS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THESE FUNDS ARE EXPOSED TO SMALL COMPANY SECURITIES RISK AND FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

AVERAGE ANNUAL TOTAL RETURNS (1) (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                               INCLUDING SALES CHARGE                 EXCLUDING SALES CHARGE
                                                        -------------------------------------  -------------------------------------
      FUND NAME                                         6-months*  1-Year    5-Year   10-Year  6-months*  1-Year    5-Year   10-Year
------------------------------------------------------------------------------------------------------------------------------------
      Outlook Today Fund - Class A (Incept. Date
         03/01/1994)                                     (3.85)    (1.67)     2.45      4.72     2.01      4.31      3.68     5.35
------------------------------------------------------------------------------------------------------------------------------------
      Outlook Today Fund - Class B (Incept. Date
         08/01/1998)                                     (3.35)    (1.50)     2.65      4.76     1.65      3.50      3.01     4.76
------------------------------------------------------------------------------------------------------------------------------------
      Outlook Today Fund - Class C (Incept. Date
         12/01/1998)                                      0.57      2.52      3.01      4.75     1.57      3.52      3.01     4.75
------------------------------------------------------------------------------------------------------------------------------------
      Outlook Today Fund - Administrator Class
         (Incept. Date 11/08/1999)                                                               2.13      4.55      3.99     5.52
------------------------------------------------------------------------------------------------------------------------------------
      Outlook Today Fund - Institutional Class
         (Incept. Date 06/30/2004)                                                               2.24      4.76      4.06     5.55
------------------------------------------------------------------------------------------------------------------------------------
      Outlook 2010 Fund - Class A (Incept. Date
         03/01/1994)                                     (2.94)    (0.66)     2.02      5.76     2.96      5.39      3.25     6.39
------------------------------------------------------------------------------------------------------------------------------------
      Outlook 2010 Fund - Class B (Incept. Date
         03/01/1997)                                     (2.46)    (0.36)     2.21      5.76     2.54      4.64      2.58     5.76
------------------------------------------------------------------------------------------------------------------------------------
      Outlook 2010 Fund - Class C (Incept. Date
         12/01/1998)                                      1.60      3.69      2.60      5.76     2.60      4.69      2.60     5.76
------------------------------------------------------------------------------------------------------------------------------------
      Outlook 2010 Fund - Administrator Class
         (Incept. Date 11/08/1999)                                                               3.10      5.76      3.55     6.54
------------------------------------------------------------------------------------------------------------------------------------
      Outlook 2010 Fund - Institutional Class
         (Incept. Date 06/30/2004)                                                               3.20      5.97      3.61     6.57
------------------------------------------------------------------------------------------------------------------------------------
      Outlook 2020 Fund - Class A (Incept. Date
         03/01/1994)                                     (1.32)     1.26      1.63      6.25     4.74      7.44      2.84     6.88
------------------------------------------------------------------------------------------------------------------------------------
      Outlook 2020 Fund - Class B (Incept. Date
         03/01/1997)                                     (0.72)     1.58      1.80      6.26     4.28      6.58      2.17     6.26
------------------------------------------------------------------------------------------------------------------------------------
      Outlook 2020 Fund - Class C (Incept. Date
         12/01/1998)                                      3.33      5.64      2.17      6.25     4.33      6.64      2.17     6.25
------------------------------------------------------------------------------------------------------------------------------------
      Outlook 2020 Fund - Administrator Class
         (Incept. Date 11/08/1999)                                                               4.92      7.83      3.15     7.08
------------------------------------------------------------------------------------------------------------------------------------
      Outlook 2020 Fund - Institutional Class
         (Incept. Date 06/30/2004)                                                               4.94      7.96      3.23     7.12
------------------------------------------------------------------------------------------------------------------------------------
      Outlook 2030 Fund - Class A (Incept. Date
         03/01/1994)                                     (0.40)     2.36      1.55      6.82     5.70      8.63      2.76     7.45
------------------------------------------------------------------------------------------------------------------------------------
      Outlook 2030 Fund - Class B (Incept. Date
         03/01/1997)                                      0.31      2.86      1.75      6.81     5.31      7.86      2.12     6.81
------------------------------------------------------------------------------------------------------------------------------------
      Outlook 2030 Fund - Class C (Incept. Date
         12/01/1998)                                      4.32      6.89      2.12      6.80     5.32      7.89      2.12     6.80
------------------------------------------------------------------------------------------------------------------------------------
      Outlook 2030 Fund - Administrator Class
         (Incept. Date 11/08/1999)                                                               5.89      9.03      3.07     7.63
------------------------------------------------------------------------------------------------------------------------------------
      Outlook 2030 Fund - Institutional Class
         (Incept. Date 06/30/2004)                                                               5.99      9.24      3.13     7.67
------------------------------------------------------------------------------------------------------------------------------------
      Outlook 2040 Fund - Class A (Incept. Date
         03/01/1994)                                      0.76      3.95      1.40      7.13     6.93     10.28      2.61     7.76
------------------------------------------------------------------------------------------------------------------------------------
      Outlook 2040 Fund - Class B (Incept. Date
         03/01/1997)                                      1.55      4.47      1.59      7.12     6.55      9.47      1.97     7.12
------------------------------------------------------------------------------------------------------------------------------------
      Outlook 2040 Fund - Class C (Incept. Date
         07/01/1998)                                      5.57      8.49      1.95      7.11     6.57      9.49      1.95     7.11
------------------------------------------------------------------------------------------------------------------------------------
      Outlook 2040 Fund - Administrator Class
         (Incept. Date 11/08/1999)                                                               7.07     10.55      2.92     7.96
------------------------------------------------------------------------------------------------------------------------------------
      Outlook 2040 Fund - Institutional Class
         (Incept. Date 06/30/2004)                                                               7.17     10.83      3.00     8.00
------------------------------------------------------------------------------------------------------------------------------------
      BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
      Russell 3000(R) Index(2)                                                                   6.56     10.44      3.57     9.11
------------------------------------------------------------------------------------------------------------------------------------
      MSCI EAFE Index(3)                                                                        15.14     17.41      7.43     6.37
------------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Treasury 3-5 Year Index(4)                                           (0.32)     1.88      4.57     5.66
------------------------------------------------------------------------------------------------------------------------------------
      iMoneyNet All Taxable Money Fund Average(5)                                                1.72      2.95      1.73     3.37
------------------------------------------------------------------------------------------------------------------------------------

The views expressed are as of February 28, 2006, and are those of the Funds' managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE OUTLOOK FUNDS.

*Returns for periods of less than one year are not annualized.

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(6) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLES WERE DEPICTED AS PIE CHARTS IN THE PRINTED MATERIAL.]

OUTLOOK TODAY FUND

International Stocks    (9%)
Bonds                  (64%)
Domestic Stocks        (27%)

OUTLOOK 2010 FUND

International Stocks   (12%)
Bonds                  (54%)
Domestic Stocks        (34%)

OUTLOOK 2020 FUND

International Stocks   (16%)
Cash                    (1%)
Bonds                  (35%)
Domestic Stocks        (48%)

OUTLOOK 2030 FUND

International Stocks   (19%)
Cash                    (1%)
Bonds                  (22%)
Domestic Stocks        (58%)

OUTLOOK 2040 FUND

International Stocks   (21%)
Bonds                  (10%)
Domestic Stocks        (69%)

FUND CHARACTERISTICS(6) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                        OUTLOOK         OUTLOOK         OUTLOOK         OUTLOOK         OUTLOOK
                                                       TODAY FUND      2010 FUND       2020 FUND       2030 FUND       2040 FUND
---------------------------------------------------------------------------------------------------------------------------------
      Weighted Average Coupon of Bond Portfolio             3.74%           3.76%           3.74%           3.83%           3.65%
---------------------------------------------------------------------------------------------------------------------------------
      Weighted Average Maturity of Bond Portfolio      3.78 years      3.79 years      3.76 years      3.79 years      3.69 years
---------------------------------------------------------------------------------------------------------------------------------
      Modified Duration of Bond Portfolio              3.42 years      3.43 years      3.41 years      3.43 years      3.35 years
---------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ALLOCATION BY ASSET CLASS(6) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                  OUTLOOK        OUTLOOK     OUTLOOK      OUTLOOK      OUTLOOK
      ASSET CLASS                TODAY FUND     2010 FUND   2020 FUND    2030 FUND    2040 FUND
-----------------------------------------------------------------------------------------------
      DOMESTIC STOCKS                27%           34%          48%          58%          69%
-----------------------------------------------------------------------------------------------
      INTERNATIONAL STOCKS            9%           12%          16%          19%          21%
-----------------------------------------------------------------------------------------------
      BONDS                          64%           54%          35%          22%          10%
-----------------------------------------------------------------------------------------------
      CASH EQUIVALENTS                0%            0%           1%           1%           0%
-----------------------------------------------------------------------------------------------
      TOTAL                         100%          100%         100%         100%         100%
-----------------------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS                       WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(7) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLES WERE DEPICTED AS LINE CHARTS IN THE PRINTED MATERIAL.]

                    Wells Fargo Advantage Outlook Today Fund

                                 WELLS FARGO
                                  ADVANTAGE
                WELLS FARGO        OUTLOOK      IMONEYNET                               LEHMAN BROTHERS
                 ADVANTAGE          TODAY -    ALL TAXABLE                               U.S. TREASURY
                  OUTLOOK       ADMINISTRATOR  MONEY FUND     MSCI EAFE      RUSSELL        3-5 YEAR
               TODAY - CLASS A      CLASS        AVERAGE        INDEX      3000(R)INDEX      INDEX
               -------------        -----        -------        -----      ------------  -----------
 2/29/1996          9424            10000       10,000.00     10,000.00       10,000        $10,000
 3/31/1996          9404             9979       10,040.00     10,212.00       10,101        $ 9,925
 4/30/1996          9413             9988       10,079.16     10,509.17       10,292        $ 9,882
 5/31/1996          9422             9998       10,119.47     10,315.80       10,555        $ 9,860
 6/30/1996          9483            10063       10,158.94     10,373.57       10,521        $ 9,969
 7/31/1996          9402             9976       10,200.59     10,070.66        9,971        $ 9,998
 8/31/1996          9456            10034       10,242.41     10,092.82       10,273        $10,002
 9/30/1996          9653            10243       10,283.38     10,361.29       10,832        $10,144
10/31/1996          9800            10398       10,325.54     10,255.60       11,030        $10,332
11/30/1996         10038            10651       10,366.85     10,663.77       11,808        $10,468
12/31/1996          9956            10564       10,409.35     10,526.21       11,666        $10,389
 1/31/1997         10050            10664       10,452.03     10,157.79       12,312        $10,429
 2/28/1997         10059            10674       10,490.70     10,324.38       12,325        $10,437
 3/31/1997          9921            10527       10,533.71     10,361.55       11,767        $10,356
 4/30/1997         10082            10698       10,576.90     10,416.46       12,347        $10,485
 5/31/1997         10300            10930       10,621.32     11,094.58       13,190        $10,567
 6/30/1997         10479            11119       10,664.87     11,705.89       13,739        $10,665
 7/31/1997         10757            11414       10,710.73     11,895.52       14,816        $10,898
 8/31/1997         10613            11261       10,756.79     11,006.93       14,215        $10,837
 9/30/1997         10830            11491       10,800.89     11,623.32       15,021        $10,967
10/31/1997         10810            11471       10,847.33     10,729.48       14,516        $11,111
11/30/1997         10878            11543       10,892.89     10,620.04       15,072        $11,123
12/31/1997         10994            11666       10,939.73     10,712.44       15,374        $11,220
 1/31/1998         11088            11765       10,986.77     11,201.99       15,454        $11,396
 2/28/1998         11265            11953       11,029.62     11,921.16       16,559        $11,368
 3/31/1998         11418            12116       11,077.05     12,288.33       17,380        $11,396
 4/30/1998         11481            12183       11,122.46     12,385.41       17,551        $11,450
 5/31/1998         11460            12160       11,169.18     12,324.72       17,118        $11,533
 6/30/1998         11577            12284       11,214.97     12,418.39       17,696        $11,609
 7/31/1998         11556            12262       11,263.20     12,543.82       17,375        $11,651
 8/31/1998         11291            11981       11,311.63     10,989.64       14,713        $11,908
 9/30/1998         11561            12267       11,358.01     10,652.26       15,717        $12,234
10/31/1998         11764            12483       11,403.44     11,762.22       16,910        $12,266
11/30/1998         11903            12630       11,446.77     12,364.45       17,944        $12,205
12/31/1998         12110            12849       11,491.41     12,851.61       19,085        $12,237
 1/31/1999         12189            12934       11,535.08     12,813.05       19,733        $12,300
 2/28/1999         11984            12716       11,573.15     12,508.10       19,034        $12,090
 3/31/1999         12136            12877       11,615.97     13,029.69       19,733        $12,180
 4/30/1999         12262            13011       11,656.62     13,557.39       20,623        $12,209
 5/31/1999         12124            12865       11,698.59     12,859.19       20,231        $12,104
 6/30/1999         12261            13010       11,739.53     13,360.69       21,254        $12,139
 7/31/1999         12203            12948       11,784.14     13,757.51       20,609        $12,137
 8/31/1999         12180            12924       11,830.10     13,808.41       20,375        $12,169
 9/30/1999         12200            12946       11,876.24     13,947.87       19,854        $12,275
10/31/1999         12352            13107       11,923.74     14,470.92       21,100        $12,277
11/30/1999         12469            13218       11,971.44     14,973.06       21,690        $12,275
12/31/1999         12654            13405       12,022.91     16,317.64       23,074        $12,227
 1/31/2000         12423            13174       12,074.61     15,281.47       22,170        $12,168
 2/29/2000         12520            13276       12,124.12     15,692.54       22,375        $12,269
 3/31/2000         12841            13614       12,178.68     16,301.41       24,128        $12,436
 4/30/2000         12743            13511       12,233.48     15,443.96       23,278        $12,413
 5/31/2000         12706            13473       12,292.20     15,067.13       22,624        $12,464
 6/30/2000         12924            13699       12,351.21     15,656.25       23,294        $12,671
 7/31/2000         12912            13686       12,414.20     15,000.25       22,882        $12,754
 8/31/2000         13171            13971       12,477.51     15,130.76       24,579        $12,899
 9/30/2000         13087            13892       12,538.65     14,393.89       23,466        $13,021
10/31/2000         13112            13918       12,602.60     14,054.19       23,132        $13,110
11/30/2000         13037            13852       12,664.35     13,527.16       21,000        $13,306
12/31/2000         13205            14023       12,728.94     14,007.37       21,353        $13,556
 1/31/2001         13378            14219       12,790.04     14,000.37       22,083        $13,729
 2/28/2001         13245            14065       12,841.20     12,950.34       20,065        $13,865
 3/31/2001         13155            13979       12,893.84     12,086.56       18,757        $13,980
 4/30/2001         13290            14134       12,941.55     12,926.57       20,262        $13,914
 5/31/2001         13316            14162       12,985.55     12,470.26       20,424        $13,969
 6/30/2001         13290            14145       13,024.51     11,960.23       20,048        $14,012
 7/31/2001         13411            14272       13,062.28     11,742.55       19,717        $14,294
 8/31/2001         13330            14187       13,097.55     11,445.47       18,553        $14,430
 9/30/2001         13262            14110       13,128.98     10,286.04       16,917        $14,775
10/31/2001         13480            14339       13,155.24     10,549.36       17,310        $15,012
11/30/2001         13603            14482       13,176.29     10,938.63       18,643        $14,811
12/31/2001         13642            14520       13,194.74     11,003.17       18,906        $14,712
 1/31/2002         13545            14418       13,211.89     10,418.90       18,669        $14,771
 2/28/2002         13518            14404       13,226.42     10,491.84       18,287        $14,910
 3/31/2002         13628            14515       13,242.29     11,059.44       19,089        $14,640
 4/30/2002         13517            14413       13,256.86     11,132.44       18,088        $14,932
 5/31/2002         13531            14427       13,271.44     11,273.82       17,878        $15,072
 6/30/2002         13281            14161       13,286.04     10,825.12       16,591        $15,278
 7/31/2002         13015            13882       13,300.66      9,756.68       15,272        $15,666
 8/31/2002         13113            13984       13,315.29      9,734.24       15,344        $15,884
 9/30/2002         12696            13543       13,328.60      8,688.78       13,732        $16,257
10/31/2002         13019            13898       13,341.93      9,155.37       14,825        $16,228
11/30/2002         13258            14150       13,353.94      9,571.03       15,723        $16,013
12/31/2002         13093            13979       13,364.62      9,249.44       14,834        $16,384
 1/31/2003         12935            13827       13,373.98      8,863.74       14,471        $16,306
 2/28/2003         12891            13782       13,382.00      8,659.87       14,233        $16,540
 3/31/2003         12892            13791       13,390.03      8,490.14       14,382        $16,539
 4/30/2003         13311            14233       13,398.06      9,322.17       15,557        $16,580
 5/31/2003         13744            14705       13,406.10      9,887.09       16,496        $16,913
 6/30/2003         13825            14785       13,412.81     10,126.36       16,718        $16,870
 7/31/2003         13738            14693       13,419.51     10,371.42       17,102        $16,416
 8/31/2003         13854            14831       13,424.88     10,621.37       17,481        $16,422
 9/30/2003         14015            15011       13,430.25     10,948.79       17,291        $16,853
10/31/2003         14205            15211       13,435.62     11,631.21       18,338        $16,647
11/30/2003         14263            15272       13,441.00     11,889.80       18,590        $16,624
12/31/2003         14585            15641       13,447.72     12,818.69       19,440        $16,786
 1/31/2004         14717            15780       13,453.10     12,999.96       19,846        $16,878
 2/29/2004         14878            15949       13,458.48     13,300.05       20,113        $17,073
 3/31/2004         14879            15947       13,463.86     13,374.53       19,875        $17,229
 4/30/2004         14542            15606       13,469.25     13,072.26       19,463        $16,743
 5/31/2004         14557            15622       13,474.63     13,116.71       19,745        $16,684
 6/30/2004         14687            15772       13,481.37     13,403.97       20,138        $16,730
 7/31/2004         14540            15600       13,489.46     12,968.34       19,377        $16,855
 8/31/2004         14702            15787       13,498.90     13,025.40       19,457        $17,147
 9/30/2004         14793            15880       13,509.70     13,365.83       19,756        $17,151
10/31/2004         14956            16052       13,523.21     13,821.60       20,080        $17,288
11/30/2004         15089            16209       13,538.09     14,765.62       21,014        $17,074
12/31/2004         15328            16474       13,555.69     15,413.83       21,762        $17,173
 1/31/2005         15164            16301       13,574.67     15,131.76       21,183        $17,157
 2/28/2005         15209            16364       13,593.67     15,785.45       21,649        $17,017
 3/31/2005         15066            16208       13,616.78     15,389.24       21,283        $16,964
 4/30/2005         15051            16192       13,641.29     15,027.59       20,821        $17,184
 5/31/2005         15276            16430       13,668.57     15,035.10       21,610        $17,313
 6/30/2005         15341            16511       13,697.28     15,235.07       21,762        $17,367
 7/31/2005         15447            16623       13,728.78     15,702.79       22,654        $17,171
 8/31/2005         15552            16750       13,761.73     16,100.07       22,439        $17,392
 9/30/2005         15539            16732       13,796.13     16,816.52       22,634        $17,230
10/31/2005         15372            16556       13,830.62     16,325.48       22,211        $17,141
11/30/2005         15584            16796       13,869.35     16,725.45       23,075        $17,226
12/31/2005         15679            16911       13,912.34     17,503.18       23,095        $17,321
 1/31/2006         15880            17108       13,956.86     18,577.88       23,867        $17,304
 2/28/2006         15865            17108       13,999.00     18,537.00       23,910        $17,337

  [THE FOLLOWING TABLES WERE DEPICTED AS LINE CHARTS IN THE PRINTED MATERIAL.]

                     Wells Fargo Advantage Outlook 2010 Fund

                               WELLS FARGO
                WELLS FARGO     ADVANTAGE                          IMONEYNET
                 ADVANTAGE    OUTLOOK 2010 -  LEHMAN BROTHERS     ALL TAXABLE
               OUTLOOK 2010   ADMINISTRATOR    U.S. TREASURY       MONEY FUND    MSCI EAFE   RUSSELL 3000 (R)
                - CLASS A         CLASS       3-5 YEAR INDEX        AVERAGE        INDEX        INDEX
                ---------         -----       -----------------     -------      ---------   ------------
 2/29/1996          9422          10000            $10,000          $10,000       $10,000      $10,000
 3/31/1996          9434          10012            $ 9,925          $10,040       $10,212      $10,101
 4/30/1996          9500          10082            $ 9,882          $10,079       $10,509      $10,292
 5/31/1996          9567          10153            $ 9,860          $10,119       $10,316      $10,555
 6/30/1996          9615          10204            $ 9,969          $10,159       $10,374      $10,521
 7/31/1996          9422           9999            $ 9,998          $10,201       $10,071      $ 9,971
 8/31/1996          9506          10088            $10,002          $10,242       $10,093      $10,273
 9/30/1996          9806          10407            $10,144          $10,283       $10,361      $10,832
10/31/1996          9984          10596            $10,332          $10,326       $10,256      $11,030
11/30/1996         10389          11026            $10,468          $10,367       $10,664      $11,808
12/31/1996         10257          10886            $10,389          $10,409       $10,526      $11,666
 1/31/1997         10481          11124            $10,429          $10,452       $10,158      $12,312
 2/28/1997         10516          11160            $10,437          $10,491       $10,324      $12,325
 3/31/1997         10305          10936            $10,356          $10,534       $10,362      $11,767
 4/30/1997         10592          11241            $10,485          $10,577       $10,416      $12,347
 5/31/1997         10974          11647            $10,567          $10,621       $11,095      $13,190
 6/30/1997         11270          11961            $10,665          $10,665       $11,706      $13,739
 7/31/1997         11734          12454            $10,898          $10,711       $11,896      $14,816
 8/31/1997         11393          12091            $10,837          $10,757       $11,007      $14,215
 9/30/1997         11758          12478            $10,967          $10,801       $11,623      $15,021
10/31/1997         11590          12300            $11,111          $10,847       $10,729      $14,516
11/30/1997         11767          12488            $11,123          $10,893       $10,620      $15,072
12/31/1997         11926          12657            $11,220          $10,940       $10,712      $15,374
 1/31/1998         12049          12788            $11,396          $10,987       $11,202      $15,454
 2/28/1998         12456          13220            $11,368          $11,030       $11,921      $16,559
 3/31/1998         12774          13557            $11,396          $11,077       $12,288      $17,380
 4/30/1998         12869          13658            $11,450          $11,122       $12,385      $17,551
 5/31/1998         12783          13567            $11,533          $11,169       $12,325      $17,118
 6/30/1998         13006          13803            $11,609          $11,215       $12,418      $17,696
 7/31/1998         12949          13742            $11,651          $11,263       $12,544      $17,375
 8/31/1998         12124          12867            $11,908          $11,312       $10,990      $14,713
 9/30/1998         12541          13310            $12,234          $11,358       $10,652      $15,717
10/31/1998         13053          13853            $12,266          $11,403       $11,762      $16,910
11/30/1998         13391          14212            $12,205          $11,447       $12,364      $17,944
12/31/1998         13795          14640            $12,237          $11,491       $12,852      $19,085
 1/31/1999         14001          14859            $12,300          $11,535       $12,813      $19,733
 2/28/1999         13691          14531            $12,090          $11,573       $12,508      $19,034
 3/31/1999         13961          14817            $12,180          $11,616       $13,030      $19,733
 4/30/1999         14241          15114            $12,209          $11,657       $13,557      $20,623
 5/31/1999         14013          14872            $12,104          $11,699       $12,859      $20,231
 6/30/1999         14323          15201            $12,139          $11,740       $13,361      $21,254
 7/31/1999         14167          15035            $12,137          $11,784       $13,758      $20,609
 8/31/1999         14114          14980            $12,169          $11,830       $13,808      $20,375
 9/30/1999         14065          14927            $12,275          $11,876       $13,948      $19,854
10/31/1999         14412          15295            $12,277          $11,924       $14,471      $21,100
11/30/1999         14643          15518            $12,275          $11,971       $14,973      $21,690
12/31/1999         15050          15945            $12,227          $12,023       $16,318      $23,074
 1/31/2000         14650          15524            $12,168          $12,075       $15,281      $22,170
 2/29/2000         14719          15596            $12,269          $12,124       $15,693      $22,375
 3/31/2000         15319          16239            $12,436          $12,179       $16,301      $24,128
 4/30/2000         15067          15985            $12,413          $12,233       $15,444      $23,278
 5/31/2000         14940          15852            $12,464          $12,292       $15,067      $22,624
 6/30/2000         15248          16176            $12,671          $12,351       $15,656      $23,294
 7/31/2000         15143          16067            $12,754          $12,414       $15,000      $22,882
 8/31/2000         15537          16493            $12,899          $12,478       $15,131      $24,579
 9/30/2000         15291          16206            $13,021          $12,539       $14,394      $23,466
10/31/2000         15279          16194            $13,110          $12,603       $14,054      $23,132
11/30/2000         14918          15814            $13,306          $12,664       $13,527      $21,000
12/31/2000         15109          16012            $13,556          $12,729       $14,007      $21,353
 1/31/2001         15390          16321            $13,729          $12,790       $14,000      $22,083
 2/28/2001         14926          15832            $13,865          $12,841       $12,950      $20,065
 3/31/2001         14610          15497            $13,980          $12,894       $12,087      $18,757
 4/30/2001         15040          15950            $13,914          $12,942       $12,927      $20,262
 5/31/2001         15053          15976            $13,969          $12,986       $12,470      $20,424
 6/30/2001         14915          15831            $14,012          $13,025       $11,960      $20,048
 7/31/2001         14940          15857            $14,294          $13,062       $11,743      $19,717
 8/31/2001         14668          15570            $14,430          $13,098       $11,445      $18,553
 9/30/2001         14244          15133            $14,775          $13,129       $10,286      $16,917
10/31/2001         14518          15422            $15,012          $13,155       $10,549      $17,310
11/30/2001         14879          15802            $14,811          $13,176       $10,939      $18,643
12/31/2001         14952          15891            $14,712          $13,195       $11,003      $18,906
 1/31/2002         14800          15731            $14,771          $13,212       $10,419      $18,669
 2/28/2002         14712          15651            $14,910          $13,226       $10,492      $18,287
 3/31/2002         14997          15950            $14,640          $13,242       $11,059      $19,089
 4/30/2002         14667          15615            $14,932          $13,257       $11,132      $18,088
 5/31/2002         14642          15588            $15,072          $13,271       $11,274      $17,878
 6/30/2002         14123          15039            $15,278          $13,286       $10,825      $16,591
 7/31/2002         13638          14527            $15,666          $13,301       $ 9,757      $15,272
 8/31/2002         13727          14621            $15,884          $13,315       $ 9,734      $15,344
 9/30/2002         12906          13753            $16,257          $13,329       $ 8,689      $13,732
10/31/2002         13495          14390            $16,228          $13,342       $ 9,155      $14,825
11/30/2002         13906          14823            $16,013          $13,354       $ 9,571      $15,723
12/31/2002         13571          14464            $16,384          $13,365       $ 9,249      $14,834
 1/31/2003         13364          14258            $16,306          $13,374       $ 8,864      $14,471
 2/28/2003         13261          14149            $16,540          $13,382       $ 8,660      $14,233
 3/31/2003         13288          14174            $16,539          $13,390       $ 8,490      $14,382
 4/30/2003         13860          14793            $16,580          $13,398       $ 9,322      $15,557
 5/31/2003         14405          15385            $16,913          $13,406       $ 9,887      $16,496
 6/30/2003         14509          15492            $16,870          $13,413       $10,126      $16,718
 7/31/2003         14509          15492            $16,416          $13,420       $10,371      $17,102
 8/31/2003         14679          15686            $16,422          $13,425       $10,621      $17,481
 9/30/2003         14806          15818            $16,853          $13,430       $10,949      $17,291
10/31/2003         15133          16178            $16,647          $13,436       $11,631      $18,338
11/30/2003         15224          16275            $16,624          $13,441       $11,890      $18,590
12/31/2003         15683          16776            $16,786          $13,448       $12,819      $19,440
 1/31/2004         15854          16971            $16,878          $13,453       $13,000      $19,846
 2/29/2004         16038          17166            $17,073          $13,458       $13,300      $20,113
 3/31/2004         16002          17128            $17,229          $13,464       $13,375      $19,875
 4/30/2004         15660          16764            $16,743          $13,469       $13,072      $19,463
 5/31/2004         15712          16834            $16,684          $13,475       $13,117      $19,745
 6/30/2004         15882          17013            $16,730          $13,481       $13,404      $20,138
 7/31/2004         15618          16747            $16,855          $13,489       $12,968      $19,377
 8/31/2004         15777          16901            $17,147          $13,499       $13,025      $19,457
 9/30/2004         15903          17048            $17,151          $13,510       $13,366      $19,756
10/31/2004         16115          17273            $17,288          $13,523       $13,822      $20,080
11/30/2004         16406          17584            $17,074          $13,538       $14,766      $21,014
12/31/2004         16722          17933            $17,173          $13,556       $15,414      $21,762
 1/31/2005         16482          17692            $17,157          $13,575       $15,132      $21,183
 2/28/2005         16615          17820            $17,017          $13,594       $15,785      $21,649
 3/31/2005         16407          17611            $16,964          $13,617       $15,389      $21,283
 4/30/2005         16327          17540            $17,184          $13,641       $15,028      $20,821
 5/31/2005         16607          17839            $17,313          $13,669       $15,035      $21,610
 6/30/2005         16699          17936            $17,367          $13,697       $15,235      $21,762
 7/31/2005         16900          18151            $17,171          $13,729       $15,703      $22,654
 8/31/2005         17008          18280            $17,392          $13,762       $16,100      $22,439
 9/30/2005         17037          18311            $17,230          $13,796       $16,817      $22,634
10/31/2005         16808          18080            $17,141          $13,831       $16,325      $22,211
11/30/2005         17104          18397            $17,226          $13,869       $16,725      $23,075
12/31/2005         17213          18528            $17,321          $13,912       $17,503      $23,095
 1/31/2006         17525          18847            $17,304          $13,957       $18,578      $23,867
 2/28/2006         17511          18847            $17,337          $13,999       $18,537      $23,910

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(7) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLES WERE DEPICTED AS LINE CHARTS IN THE PRINTED MATERIAL.]

                    Wells Fargo Advantage Outlook 2020 Fund

                                                  LEHMAN
                               WELLS FARGO       BROTHERS
                WELLS FARGO     ADVANTAGE           U.S.
                 ADVANTAGE     OUTLOOK 2020 -    TREASURY     IMONEYNET ALL
               OUTLOOK 2020    ADMINISTRATOR     3-5 YEAR     TAXABLE MONEY     MSCI EAFE       RUSSELL
                - CLASS A         CLASS           INDEX       FUND AVERAGE        INDEX      3000 (R)INDEX
                  -------         -----          --------     ------------        -----      -------------
 2/29/1996         9426           10000          $10,000      10,000.00        $10,000         $10,000
 3/31/1996         9457           10034          $ 9,925      10,040.00        $10,212         $10,101
 4/30/1996         9545           10126          $ 9,882      10,079.16        $10,509         $10,292
 5/31/1996         9648           10236          $ 9,860      10,119.47        $10,316         $10,555
 6/30/1996         9692           10282          $ 9,969      10,158.94        $10,374         $10,521
 7/31/1996         9404            9978          $ 9,998      10,200.59        $10,071         $ 9,971
 8/31/1996         9516           10096          $10,002      10,242.41        $10,093         $10,273
 9/30/1996         9894           10497          $10,144      10,283.38        $10,361         $10,832
10/31/1996        10079           10693          $10,332      10,325.54        $10,256         $11,030
11/30/1996        10617           11264          $10,468      10,366.85        $10,664         $11,808
12/31/1996        10448           11085          $10,389      10,409.35        $10,526         $11,666
 1/31/1997        10757           11412          $10,429      10,452.03        $10,158         $12,312
 2/28/1997        10806           11465          $10,437      10,490.70        $10,324         $12,325
 3/31/1997        10525           11166          $10,356      10,533.71        $10,362         $11,767
 4/30/1997        10902           11566          $10,485      10,576.90        $10,416         $12,347
 5/31/1997        11421           12117          $10,567      10,621.32        $11,095         $13,190
 6/30/1997        11808           12528          $10,665      10,664.87        $11,706         $13,739
 7/31/1997        12440           13198          $10,898      10,710.73        $11,896         $14,816
 8/31/1997        11943           12671          $10,837      10,756.79        $11,007         $14,215
 9/30/1997        12437           13195          $10,967      10,800.89        $11,623         $15,021
10/31/1997        12158           12898          $11,111      10,847.33        $10,729         $14,516
11/30/1997        12437           13195          $11,123      10,892.89        $10,620         $15,072
12/31/1997        12632           13401          $11,220      10,939.73        $10,712         $15,374
 1/31/1998        12778           13556          $11,396      10,986.77        $11,202         $15,454
 2/28/1998        13397           14214          $11,368      11,029.62        $11,921         $16,559
 3/31/1998        13872           14717          $11,396      11,077.05        $12,288         $17,380
 4/30/1998        13991           14843          $11,450      11,122.46        $12,385         $17,551
 5/31/1998        13826           14669          $11,533      11,169.18        $12,325         $17,118
 6/30/1998        14161           15024          $11,609      11,214.97        $12,418         $17,696
 7/31/1998        14042           14897          $11,651      11,263.20        $12,544         $17,375
 8/31/1998        12662           13434          $11,908      11,311.63        $10,990         $14,713
 9/30/1998        13197           14001          $12,234      11,358.01        $10,652         $15,717
10/31/1998        13964           14815          $12,266      11,403.44        $11,762         $16,910
11/30/1998        14509           15393          $12,205      11,446.77        $12,364         $17,944
12/31/1998        15108           16029          $12,237      11,491.41        $12,852         $19,085
 1/31/1999        15430           16371          $12,300      11,535.08        $12,813         $19,733
 2/28/1999        15008           15922          $12,090      11,573.15        $12,508         $19,034
 3/31/1999        15403           16342          $12,180      11,615.97        $13,030         $19,733
 4/30/1999        15848           16813          $12,209      11,656.62        $13,557         $20,623
 5/31/1999        15524           16470          $12,104      11,698.59        $12,859         $20,231
 6/30/1999        16050           17028          $12,139      11,739.53        $13,361         $21,254
 7/31/1999        15796           16759          $12,137      11,784.14        $13,758         $20,609
 8/31/1999        15715           16672          $12,169      11,830.10        $13,808         $20,375
 9/30/1999        15542           16489          $12,275      11,876.24        $13,948         $19,854
10/31/1999        16143           17127          $12,277      11,923.74        $14,471         $21,100
11/30/1999        16489           17493          $12,275      11,971.44        $14,973         $21,690
12/31/1999        17181           18240          $12,227      12,022.91        $16,318         $23,074
 1/31/2000        16553           17578          $12,168      12,074.61        $15,281         $22,170
 2/29/2000        16575           17601          $12,269      12,124.12        $15,693         $22,375
 3/31/2000        17541           18627          $12,436      12,178.68        $16,301         $24,128
 4/30/2000        17102           18165          $12,413      12,233.48        $15,444         $23,278
 5/31/2000        16799           17856          $12,464      12,292.20        $15,067         $22,624
 6/30/2000        17277           18356          $12,671      12,351.21        $15,656         $23,294
 7/31/2000        17051           18130          $12,754      12,414.20        $15,000         $22,882
 8/31/2000        17718           18845          $12,899      12,477.51        $15,131         $24,579
 9/30/2000        17181           18270          $13,021      12,538.65        $14,394         $23,466
10/31/2000        17079           18162          $13,110      12,602.60        $14,054         $23,132
11/30/2000        16285           17326          $13,306      12,664.35        $13,527         $21,000
12/31/2000        16488           17541          $13,556      12,728.94        $14,007         $21,353
 1/31/2001        16872           17958          $13,729      12,790.04        $14,000         $22,083
 2/28/2001        15948           16971          $13,865      12,841.20        $12,950         $20,065
 3/31/2001        15319           16309          $13,980      12,893.84        $12,087         $18,757
 4/30/2001        16089           17133          $13,914      12,941.55        $12,927         $20,262
 5/31/2001        16077           17121          $13,969      12,985.55        $12,470         $20,424
 6/30/2001        15804           16833          $14,012      13,024.51        $11,960         $20,048
 7/31/2001        15719           16756          $14,294      13,062.28        $11,743         $19,717
 8/31/2001        15199           16195          $14,430      13,097.55        $11,445         $18,553
 9/30/2001        14364           15325          $14,775      13,128.98        $10,286         $16,917
10/31/2001        14667           15645          $15,012      13,155.24        $10,549         $17,310
11/30/2001        15310           16336          $14,811      13,176.29        $10,939         $18,643
12/31/2001        15414           16435          $14,712      13,194.74        $11,003         $18,906
 1/31/2002        15182           16189          $14,771      13,211.89        $10,419         $18,669
 2/28/2002        15059           16073          $14,910      13,226.42        $10,492         $18,287
 3/31/2002        15451           16498          $14,640      13,242.29        $11,059         $19,089
 4/30/2002        14973           15992          $14,932      13,256.86        $11,132         $18,088
 5/31/2002        14911           15927          $15,072      13,271.44        $11,274         $17,878
 6/30/2002        14194           15168          $15,278      13,286.04        $10,825         $16,591
 7/31/2002        13504           14425          $15,666      13,300.66        $ 9,757         $15,272
 8/31/2002        13565           14503          $15,884      13,315.29        $ 9,734         $15,344
 9/30/2002        12520           13384          $16,257      13,328.60        $ 8,689         $13,732
10/31/2002        13213           14131          $16,228      13,341.93        $ 9,155         $14,825
11/30/2002        13745           14707          $16,013      13,353.94        $ 9,571         $15,723
12/31/2002        13250           14173          $16,384      13,364.62        $ 9,249         $14,834
 1/31/2003        13014           13937          $16,306      13,373.98        $ 8,864         $14,471
 2/28/2003        12853           13766          $16,540      13,382.00        $ 8,660         $14,233
 3/31/2003        12875           13786          $16,539      13,390.03        $ 8,490         $14,382
 4/30/2003        13584           14551          $16,580      13,398.06        $ 9,322         $15,557
 5/31/2003        14206           15210          $16,913      13,406.10        $ 9,887         $16,496
 6/30/2003        14334           15356          $16,870      13,412.81        $10,126         $16,718
 7/31/2003        14359           15396          $16,416      13,419.51        $10,371         $17,102
 8/31/2003        14584           15635          $16,422      13,424.88        $10,621         $17,481
 9/30/2003        14677           15745          $16,853      13,430.25        $10,949         $17,291
10/31/2003        15128           16237          $16,647      13,435.62        $11,631         $18,338
11/30/2003        15266           16383          $16,624      13,441.00        $11,890         $18,590
12/31/2003        15856           17010          $16,786      13,447.72        $12,819         $19,440
 1/31/2004        16057           17237          $16,878      13,453.10        $13,000         $19,846
 2/29/2004        16270           17477          $17,073      13,458.48        $13,300         $20,113
 3/31/2004        16180           17381          $17,229      13,463.86        $13,375         $19,875
 4/30/2004        15828           17007          $16,743      13,469.25        $13,072         $19,463
 5/31/2004        15916           17100          $16,684      13,474.63        $13,117         $19,745
 6/30/2004        16139           17351          $16,730      13,481.37        $13,404         $20,138
 7/31/2004        15748           16934          $16,855      13,489.46        $12,968         $19,377
 8/31/2004        15862           17055          $17,147      13,498.90        $13,025         $19,457
 9/30/2004        16013           17230          $17,151      13,509.70        $13,366         $19,756
10/31/2004        16265           17498          $17,288      13,523.21        $13,822         $20,080
11/30/2004        16732           18009          $17,074      13,538.09        $14,766         $21,014
12/31/2004        17160           18475          $17,173      13,555.69        $15,414         $21,762
 1/31/2005        16842           18150          $17,157      13,574.67        $15,132         $21,183
 2/28/2005        17071           18380          $17,017      13,593.67        $15,785         $21,649
 3/31/2005        16825           18130          $16,964      13,616.78        $15,389         $21,283
 4/30/2005        16634           17927          $17,184      13,641.29        $15,028         $20,821
 5/31/2005        16990           18307          $17,313      13,668.57        $15,035         $21,610
 6/30/2005        17089           18426          $17,367      13,697.28        $15,235         $21,762
 7/31/2005        17435           18808          $17,171      13,728.78        $15,703         $22,654
 8/31/2005        17512           18890          $17,392      13,761.73        $16,100         $22,439
 9/30/2005        17629           19016          $17,230      13,796.13        $16,817         $22,634
10/31/2005        17360           18742          $17,141      13,830.62        $16,325         $22,211
11/30/2005        17770           19181          $17,226      13,869.35        $16,725         $23,075
12/31/2005        17903           19338          $17,321      13,912.34        $17,503         $23,095
 1/31/2006        18354           19819          $17,304      13,956.86        $18,578         $23,867
 2/28/2006        18341           19819          $17,337      13,999.00        $18,537         $23,910

  [THE FOLLOWING TABLES WERE DEPICTED AS LINE CHARTS IN THE PRINTED MATERIAL.]

                    Wells Fargo Advantage Outlook 2030 Fund

                               WELLS FARGO
               WELLS FARGO      ADVANTAGE         LEHMAN
                ADVANTAGE      OUTLOOK 2030 -     BROTHERS      IMONEYNET ALL
               OUTLOOK 2030-   ADMINISTRATOR   U.S. TREASURY    TAXABLE MONEY  MSCI EAFE      RUSSELL
                 CLASS A          CLASS       3-5 YEAR INDEX    FUND AVERAGE   INDEX       3000 (R) INDEX
                 -------          -----       --------------     -------        -----      --------------
 2/29/1996         9427           10000           $10,000        $10,000       $10,000         $10,000
 3/31/1996         9468           10044           $ 9,925        $10,040       $10,212         $10,101
 4/30/1996         9592           10174           $ 9,882        $10,079       $10,509         $10,293
 5/31/1996         9715           10305           $ 9,860        $10,119       $10,316         $10,556
 6/30/1996         9748           10341           $ 9,969        $10,159       $10,374         $10,523
 7/31/1996         9408            9980           $ 9,998        $10,201       $10,071         $ 9,972
 8/31/1996         9532           10111           $10,002        $10,242       $10,093         $10,274
 9/30/1996         9965           10570           $10,144        $10,283       $10,361         $10,833
10/31/1996        10167           10785           $10,332        $10,326       $10,256         $11,032
11/30/1996        10811           11468           $10,468        $10,367       $10,664         $11,809
12/31/1996        10616           11261           $10,389        $10,409       $10,526         $11,668
 1/31/1997        10975           11642           $10,429        $10,452       $10,158         $12,313
 2/28/1997        11031           11701           $10,437        $10,491       $10,324         $12,326
 3/31/1997        10700           11351           $10,356        $10,534       $10,362         $11,768
 4/30/1997        11141           11818           $10,485        $10,577       $10,416         $12,348
 5/31/1997        11749           12463           $10,567        $10,621       $11,095         $13,192
 6/30/1997        12216           12959           $10,665        $10,665       $11,706         $13,740
 7/31/1997        12981           13770           $10,898        $10,711       $11,896         $14,818
 8/31/1997        12345           13095           $10,837        $10,757       $11,007         $14,216
 9/30/1997        12958           13746           $10,967        $10,801       $11,623         $15,022
10/31/1997        12595           13360           $11,111        $10,847       $10,729         $14,517
11/30/1997        12942           13728           $11,123        $10,893       $10,620         $15,073
12/31/1997        13179           13980           $11,220        $10,940       $10,712         $15,375
 1/31/1998        13325           14134           $11,396        $10,987       $11,202         $15,455
 2/28/1998        14120           14978           $11,368        $11,030       $11,921         $16,560
 3/31/1998        14722           15617           $11,396        $11,077       $12,288         $17,381
 4/30/1998        14859           15763           $11,450        $11,122       $12,385         $17,551
 5/31/1998        14645           15535           $11,533        $11,169       $12,325         $17,118
 6/30/1998        15070           15986           $11,609        $11,215       $12,418         $17,697
 7/31/1998        14906           15812           $11,651        $11,263       $12,544         $17,374
 8/31/1998        13073           13868           $11,908        $11,312       $10,990         $14,713
 9/30/1998        13679           14511           $12,234        $11,358       $10,652         $15,716
10/31/1998        14654           15545           $12,266        $11,403       $11,762         $16,909
11/30/1998        15362           16296           $12,205        $11,447       $12,364         $17,944
12/31/1998        16131           17112           $12,237        $11,491       $12,852         $19,085
 1/31/1999        16532           17537           $12,300        $11,535       $12,813         $19,734
 2/28/1999        15992           16963           $12,090        $11,573       $12,508         $19,035
 3/31/1999        16481           17483           $12,180        $11,616       $13,030         $19,734
 4/30/1999        17051           18087           $12,209        $11,657       $13,557         $20,624
 5/31/1999        16649           17661           $12,104        $11,699       $12,859         $20,232
 6/30/1999        17321           18374           $12,139        $11,740       $13,361         $21,254
 7/31/1999        16965           17996           $12,137        $11,784       $13,758         $20,610
 8/31/1999        16834           17857           $12,169        $11,830       $13,808         $20,375
 9/30/1999        16581           17589           $12,275        $11,876       $13,948         $19,853
10/31/1999        17361           18416           $12,277        $11,924       $14,471         $21,098
11/30/1999        17830           18892           $12,275        $11,971       $14,973         $21,689
12/31/1999        18787           19906           $12,227        $12,023       $16,318         $23,073
 1/31/2000        17969           19045           $12,168        $12,075       $15,281         $22,168
 2/29/2000        18011           19101           $12,269        $12,124       $15,693         $22,374
 3/31/2000        19269           20424           $12,436        $12,179       $16,301         $24,126
 4/30/2000        18695           19830           $12,413        $12,233       $15,444         $23,277
 5/31/2000        18269           19382           $12,464        $12,292       $15,067         $22,623
 6/30/2000        18889           20043           $12,671        $12,351       $15,656         $23,292
 7/31/2000        18600           19739           $12,754        $12,414       $15,000         $22,880
 8/31/2000        19476           20672           $12,899        $12,478       $15,131         $24,578
 9/30/2000        18643           19795           $13,021        $12,539       $14,394         $23,464
10/31/2000        18515           19660           $13,110        $12,603       $14,054         $23,131
11/30/2000        17436           18524           $13,306        $12,664       $13,527         $20,999
12/31/2000        17661           18763           $13,556        $12,729       $14,007         $21,351
 1/31/2001        18118           19257           $13,729        $12,790       $14,000         $22,082
 2/28/2001        16879           17940           $13,865        $12,841       $12,950         $20,063
 3/31/2001        16026           17030           $13,980        $12,894       $12,087         $18,755
 4/30/2001        17000           18080           $13,914        $12,942       $12,927         $20,259
 5/31/2001        16966           18045           $13,969        $12,986       $12,470         $20,421
 6/30/2001        16618           17668           $14,012        $13,025       $11,960         $20,046
 7/31/2001        16461           17502           $14,294        $13,062       $11,743         $19,715
 8/31/2001        15754           16756           $14,430        $13,098       $11,445         $18,552
 9/30/2001        14582           15518           $14,775        $13,129       $10,286         $16,915
10/31/2001        14919           15886           $15,012        $13,155       $10,549         $17,310
11/30/2001        15729           16741           $14,811        $13,176       $10,939         $18,642
12/31/2001        15864           16897           $14,712        $13,195       $11,003         $18,905
 1/31/2002        15564           16579           $14,771        $13,212       $10,419         $18,669
 2/28/2002        15413           16420           $14,910        $13,226       $10,492         $18,288
 3/31/2002        15928           16963           $14,640        $13,242       $11,059         $19,089
 4/30/2002        15315           16327           $14,932        $13,257       $11,132         $18,087
 5/31/2002        15222           16229           $15,072        $13,271       $11,274         $17,877
 6/30/2002        14369           15315           $15,278        $13,286       $10,825         $16,590
 7/31/2002        13486           14393           $15,666        $13,301       $ 9,757         $15,271
 8/31/2002        13579           14491           $15,884        $13,315       $ 9,734         $15,343
 9/30/2002        12346           13174           $16,257        $13,329       $ 8,689         $13,730
10/31/2002        13138           14026           $16,228        $13,342       $ 9,155         $14,823
11/30/2002        13767           14704           $16,013        $13,354       $ 9,571         $15,720
12/31/2002        13169           14077           $16,384        $13,365       $ 9,249         $14,832
 1/31/2003        12926           13819           $16,306        $13,374       $ 8,864         $14,469
 2/28/2003        12731           13613           $16,540        $13,382       $ 8,660         $14,230
 3/31/2003        12762           13642           $16,539        $13,390       $ 8,490         $14,379
 4/30/2003        13590           14520           $16,580        $13,398       $ 9,322         $15,554
 5/31/2003        14309           15309           $16,913        $13,406       $ 9,887         $16,493
 6/30/2003        14459           15466           $16,870        $13,413       $10,126         $16,716
 7/31/2003        14447           15466           $16,416        $13,420       $10,371         $17,099
 8/31/2003        14740           15777           $16,422        $13,425       $10,621         $17,479
 9/30/2003        14857           15899           $16,853        $13,430       $10,949         $17,288
10/31/2003        15396           16485           $16,647        $13,436       $11,631         $18,334
11/30/2003        15579           16693           $16,624        $13,441       $11,890         $18,587
12/31/2003        16263           17420           $16,786        $13,448       $12,819         $19,436
 1/31/2004        16523           17710           $16,878        $13,453       $13,000         $19,843
 2/29/2004        16771           17987           $17,073        $13,458       $13,300         $20,110
 3/31/2004        16661           17871           $17,229        $13,464       $13,375         $19,871
 4/30/2004        16264           17448           $16,743        $13,469       $13,072         $19,460
 5/31/2004        16388           17580           $16,684        $13,475       $13,117         $19,742
 6/30/2004        16659           17881           $16,730        $13,481       $13,404         $20,135
 7/31/2004        16173           17364           $16,855        $13,489       $12,968         $19,374
 8/31/2004        16260           17457           $17,147        $13,499       $13,025         $19,453
 9/30/2004        16459           17669           $17,151        $13,510       $13,366         $19,753
10/31/2004        16746           18001           $17,288        $13,523       $13,822         $20,077
11/30/2004        17356           18651           $17,074        $13,538       $14,766         $21,010
12/31/2004        17868           19209           $17,173        $13,556       $15,414         $21,758
 1/31/2005        17480           18795           $17,157        $13,575       $15,132         $21,179
 2/28/2005        17806           19142           $17,017        $13,594       $15,785         $21,645
 3/31/2005        17533           18851           $16,964        $13,617       $15,389         $21,280
 4/30/2005        17257           18557           $17,184        $13,641       $15,028         $20,818
 5/31/2005        17658           19012           $17,313        $13,669       $15,035         $21,607
 6/30/2005        17782           19145           $17,367        $13,697       $15,235         $21,758
 7/31/2005        18261           19656           $17,171        $13,729       $15,703         $22,650
 8/31/2005        18299           19710           $17,392        $13,762       $16,100         $22,435
 9/30/2005        18479           19904           $17,230        $13,796       $16,817         $22,630
10/31/2005        18163           19567           $17,141        $13,831       $16,325         $22,207
11/30/2005        18643           20093           $17,226        $13,869       $16,725         $23,071
12/31/2005        18802           20265           $17,321        $13,912       $17,503         $23,092
 1/31/2006        19355           20870           $17,304        $13,957       $18,578         $23,863
 2/28/2006        19342           20870           $17,337        $13,999       $18,537         $23,910

PERFORMANCE HIGHLIGHTS                       WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT(7) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLES WERE DEPICTED AS LINE CHARTS IN THE PRINTED MATERIAL.]

                    Wells Fargo Advantage Outlook 2040 Fund

                                                 LEHMAN
                                WELLS FARGO      BROTHERS
                WELLS FARGO      ADVANTAGE         U.S.
                 ADVANTAGE     OUTLOOK 2040 -    TREASURY      IMONEYNET ALL
              OUTLOOK 2040 -   ADMINISTRATOR     3-5 YEAR      TAXABLE MONEY    MSCI EAFE      RUSSELL
                  CLASS A          CLASS          INDEX        FUND AVERAGE       INDEX      3000 (R) INDEX
                  -------          -----        ----------      ------------      -----     ---------------
 2/29/1996          9427          10000           $10,000        $10,000.00      $10,000        $10,000
 3/31/1996          9488          10064           $ 9,925        $10,040.00      $10,212        $10,101
 4/30/1996          9658          10244           $ 9,882        $10,079.16      $10,509        $10,292
 5/31/1996          9828          10425           $ 9,860        $10,119.47      $10,316        $10,555
 6/30/1996          9861          10460           $ 9,969        $10,158.94      $10,374        $10,521
 7/31/1996          9468          10043           $ 9,998        $10,200.59      $10,071        $ 9,971
 8/31/1996          9617          10201           $10,002        $10,242.41      $10,093        $10,273
 9/30/1996         10102          10716           $10,144        $10,283.38      $10,361        $10,832
10/31/1996         10289          10914           $10,332        $10,325.54      $10,256        $11,030
11/30/1996         10996          11664           $10,468        $10,366.85      $10,664        $11,808
12/31/1996         10798          11454           $10,389        $10,409.35      $10,526        $11,666
 1/31/1997         11251          11934           $10,429        $10,452.03      $10,158        $12,312
 2/28/1997         11329          12017           $10,437        $10,490.70      $10,324        $12,325
 3/31/1997         10953          11619           $10,356        $10,533.71      $10,362        $11,767
 4/30/1997         11462          12159           $10,485        $10,576.90      $10,416        $12,347
 5/31/1997         12191          12932           $10,567        $10,621.32      $11,095        $13,190
 6/30/1997         12724          13497           $10,665        $10,664.87      $11,706        $13,739
 7/31/1997         13565          14389           $10,898        $10,710.73      $11,896        $14,816
 8/31/1997         12826          13605           $10,837        $10,756.79      $11,007        $14,215
 9/30/1997         13515          14336           $10,967        $10,800.89      $11,623        $15,021
10/31/1997         13011          13801           $11,111        $10,847.33      $10,729        $14,516
11/30/1997         13420          14236           $11,123        $10,892.89      $10,620        $15,072
12/31/1997         13658          14487           $11,220        $10,939.73      $10,712        $15,374
 1/31/1998         13831          14671           $11,396        $10,986.77      $11,202        $15,454
 2/28/1998         14802          15701           $11,368        $11,029.62      $11,921        $16,559
 3/31/1998         15548          16492           $11,396        $11,077.05      $12,288        $17,380
 4/30/1998         15704          16658           $11,450        $11,122.46      $12,385        $17,551
 5/31/1998         15391          16326           $11,533        $11,169.18      $12,325        $17,118
 6/30/1998         15917          16884           $11,609        $11,214.97      $12,418        $17,696
 7/31/1998         15743          16700           $11,651        $11,263.20      $12,544        $17,375
 8/31/1998         13360          14172           $11,908        $11,311.63      $10,990        $14,713
 9/30/1998         14066          14921           $12,234        $11,358.01      $10,652        $15,717
10/31/1998         15250          16176           $12,266        $11,403.44      $11,762        $16,910
11/30/1998         16120          17100           $12,205        $11,446.77      $12,364        $17,944
12/31/1998         17096          18134           $12,237        $11,491.41      $12,852        $19,085
 1/31/1999         17591          18660           $12,300        $11,535.08      $12,813        $19,733
 2/28/1999         17020          18054           $12,090        $11,573.15      $12,508        $19,034
 3/31/1999         17647          18719           $12,180        $11,615.97      $13,030        $19,733
 4/30/1999         18333          19447           $12,209        $11,656.62      $13,557        $20,623
 5/31/1999         17866          18952           $12,104        $11,698.59      $12,859        $20,231
 6/30/1999         18753          19892           $12,139        $11,739.53      $13,361        $21,254
 7/31/1999         18295          19406           $12,137        $11,784.14      $13,758        $20,609
 8/31/1999         18142          19244           $12,169        $11,830.10      $13,808        $20,375
 9/30/1999         17798          18879           $12,275        $11,876.24      $13,948        $19,854
10/31/1999         18810          19953           $12,277        $11,923.74      $14,471        $21,100
11/30/1999         19412          20579           $12,275        $11,971.44      $14,973        $21,690
12/31/1999         20690          21938           $12,227        $12,022.91      $16,318        $23,074
 1/31/2000         19652          20854           $12,168        $12,074.61      $15,281        $22,170
 2/29/2000         19684          20888           $12,269        $12,124.12      $15,693        $22,375
 3/31/2000         21207          22514           $12,436        $12,178.68      $16,301        $24,128
 4/30/2000         20432          21706           $12,413        $12,233.48      $15,444        $23,278
 5/31/2000         19845          21087           $12,464        $12,292.20      $15,067        $22,624
 6/30/2000         20630          21936           $12,671        $12,351.21      $15,656        $23,294
 7/31/2000         20200          21470           $12,754        $12,414.20      $15,000        $22,882
 8/31/2000         21302          22656           $12,899        $12,477.51      $15,131        $24,579
 9/30/2000         20168          21459           $13,021        $12,538.65      $14,394        $23,466
10/31/2000         19937          21204           $13,110        $12,602.60      $14,054        $23,132
11/30/2000         18426          19608           $13,306        $12,664.35      $13,527        $21,000
12/31/2000         18618          19811           $13,556        $12,728.94      $14,007        $21,353
 1/31/2001         19171          20407           $13,729        $12,790.04      $14,000        $22,083
 2/28/2001         17500          18632           $13,865        $12,841.20      $12,950        $20,065
 3/31/2001         16382          17453           $13,980        $12,893.84      $12,087        $18,757
 4/30/2001         17613          18763           $13,914        $12,941.55      $12,927        $20,262
 5/31/2001         17590          18739           $13,969        $12,985.55      $12,470        $20,424
 6/30/2001         17139          18275           $14,012        $13,024.51      $11,960        $20,048
 7/31/2001         16857          17977           $14,294        $13,062.28      $11,743        $19,717
 8/31/2001         15953          17012           $14,430        $13,097.55      $11,445        $18,553
 9/30/2001         14531          15499           $14,775        $13,128.98      $10,286        $16,917
10/31/2001         14869          15868           $15,012        $13,155.24      $10,549        $17,310
11/30/2001         15886          16952           $14,811        $13,176.29      $10,939        $18,643
12/31/2001         16045          17132           $14,712        $13,194.74      $11,003        $18,906
 1/31/2002         15702          16758           $14,771        $13,211.89      $10,419        $18,669
 2/28/2002         15496          16541           $14,910        $13,226.42      $10,492        $18,287
 3/31/2002         16113          17205           $14,640        $13,242.29      $11,059        $19,089
 4/30/2002         15382          16445           $14,932        $13,256.86      $11,132        $18,088
 5/31/2002         15267          16312           $15,072        $13,271.44      $11,274        $17,878
 6/30/2002         14228          15207           $15,278        $13,286.04      $10,825        $16,591
 7/31/2002         13218          14129           $15,666        $13,300.66      $ 9,757        $15,272
 8/31/2002         13287          14214           $15,884        $13,315.29      $ 9,734        $15,344
 9/30/2002         11923          12762           $16,257        $13,328.60      $ 8,689        $13,732
10/31/2002         12809          13698           $16,228        $13,341.93      $ 9,155        $14,825
11/30/2002         13510          14464           $16,013        $13,353.94      $ 9,571        $15,723
12/31/2002         12835          13746           $16,384        $13,364.62      $ 9,249        $14,834
 1/31/2003         12568          13463           $16,306        $13,373.98      $ 8,864        $14,471
 2/28/2003         12359          13230           $16,540        $13,382.00      $ 8,660        $14,233
 3/31/2003         12366          13247           $16,539        $13,390.03      $ 8,490        $14,382
 4/30/2003         13285          14233           $16,580        $13,398.06      $ 9,322        $15,557
 5/31/2003         14076          15083           $16,913        $13,406.10      $ 9,887        $16,496
 6/30/2003         14240          15267           $16,870        $13,412.81      $10,126        $16,718
 7/31/2003         14310          15341           $16,416        $13,419.51      $10,371        $17,102
 8/31/2003         14625          15688           $16,422        $13,424.88      $10,621        $17,481
 9/30/2003         14683          15749           $16,853        $13,430.25      $10,949        $17,291
10/31/2003         15348          16479           $16,647        $13,435.62      $11,631        $18,338
11/30/2003         15559          16702           $16,624        $13,441.00      $11,890        $18,590
12/31/2003         16310          17524           $16,786        $13,447.72      $12,819        $19,440
 1/31/2004         16615          17860           $16,878        $13,453.10      $13,000        $19,846
 2/29/2004         16873          18134           $17,073        $13,458.48      $13,300        $20,113
 3/31/2004         16709          17960           $17,229        $13,463.86      $13,375        $19,875
 4/30/2004         16334          17562           $16,743        $13,469.25      $13,072        $19,463
 5/31/2004         16486          17736           $16,684        $13,474.63      $13,117        $19,745
 6/30/2004         16779          18059           $16,730        $13,481.37      $13,404        $20,138
 7/31/2004         16193          17425           $16,855        $13,489.46      $12,968        $19,377
 8/31/2004         16264          17500           $17,147        $13,498.90      $13,025        $19,457
 9/30/2004         16498          17761           $17,151        $13,509.70      $13,366        $19,756
10/31/2004         16814          18109           $17,288        $13,523.21      $13,822        $20,080
11/30/2004         17541          18892           $17,074        $13,538.09      $14,766        $21,014
12/31/2004         18134          19529           $17,173        $13,555.69      $15,414        $21,762
 1/31/2005         17684          19051           $17,157        $13,574.67      $15,132        $21,183
 2/28/2005         18051          19466           $17,017        $13,593.67      $15,785        $21,649
 3/31/2005         17744          19126           $16,964        $13,616.78      $15,389        $21,283
 4/30/2005         17401          18774           $17,184        $13,641.29      $15,028        $20,821
 5/31/2005         17874          19277           $17,313        $13,668.57      $15,035        $21,610
 6/30/2005         17999          19414           $17,367        $13,697.28      $15,235        $21,762
 7/31/2005         18616          20085           $17,171        $13,728.78      $15,703        $22,654
 8/31/2005         18616          20097           $17,392        $13,761.73      $16,100        $22,439
 9/30/2005         18854          20350           $17,230        $13,796.13      $16,817        $22,634
10/31/2005         18498          19983           $17,141        $13,830.62      $16,325        $22,211
11/30/2005         19068          20604           $17,226        $13,869.35      $16,725        $23,075
12/31/2005         19226          20781           $17,321        $13,912.34      $17,503        $23,095
 1/31/2006         19894          21506           $17,304        $13,956.86      $18,578        $23,867
 2/28/2006         19906          21519           $17,337        $13,999.00      $18,537        $23,910

(1) The Fund's adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for each Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND was named the Wells Fargo Outlook Today Fund. Performance shown for Class A, Class B and Class C shares of the Fund for periods prior to November 8, 1999, reflects the performance of the applicable share class of the Stagecoach LifePath Today Fund, its predecessor fund. Performance shown for Class B shares for periods prior to August 1,1998, reflects the performance for the Class A shares of the Stagecoach LifePath Today Fund adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares for periods prior to December 1, 1998, reflects the performance of Class B shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND - Administrator Class was named the Wells Fargo Outlook Today Fund - Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8, 1999, reflects the performance of the Class A shares of the Stagecoach LifePath Today Fund, its predecessor fund, adjusted to reflect Administrator Class expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND -Institutional Class was named the Wells Fargo Outlook Today Fund - Select Class. Performance shown for the Institutional Class shares for periods prior to June 30, 2004, reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Institutional Class fees and expenses.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND was named the Wells Fargo Outlook 2010 Fund. Performance shown for Class A, Class B and Class C shares of the Fund for periods prior to November 8, 1999, reflects the performance of the applicable share class of the Stagecoach LifePath 2010 Fund, its predecessor fund. Performance shown for Class B shares for periods prior to March 1, 1997, reflects the performance for the Class A shares of the Stagecoach LifePath 2010 Fund adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares for periods prior to December 1, 1998, reflects the performance of Class B shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND - Administrator Class was named the Wells Fargo Outlook 2010 Fund - Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8, 1999, reflects the performance of the Class A shares of the Stagecoach LifePath 2010 Fund, its predecessor fund, adjusted to reflect Administrator Class expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND - Institutional Class was named the Wells Fargo Outlook 2010 Fund - Select Class. Performance shown for the Institutional Class shares for periods prior to June 30, 2004, reflects the performance of the Administrator Class shares of the Fund and includes expenses that are not applicable to and higher than those of the Institutional Class Shares.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND was named the Wells Fargo Outlook 2020 Fund. Performance shown for Class A, Class B and Class C shares of the Fund for periods prior to November 8, 1999, reflects the performance of the applicable share class of the Stagecoach LifePath 2020 Fund, its predecessor fund. Performance shown for Class B shares for periods prior to March 1,1997, reflects the performance for the Class A shares of the Stagecoach LifePath 2020 Fund adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares for periods prior to December 1, 1998, reflects the performance of Class B shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND - Administrator Class was named the Wells Fargo Outlook 2020 Fund - Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8, 1999, reflects the performance of the Class A shares of the Stagecoach LifePath 2020 Fund, its predecessor fund, adjusted to reflect Administrator Class expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND - Institutional Class was named the Wells Fargo Outlook 2020 Fund - Select Class. Performance shown for the Institutional Class shares for periods prior June 30, 2004, reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Institutional Class fees and expenses.

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND was named the Wells Fargo Outlook 2030 Fund. Performance shown for Class A, Class B and Class C shares of the Fund for periods prior to November 8, 1999, reflects the performance of the applicable share class of the Stagecoach LifePath 2030 Fund, its predecessor fund. Performance shown for Class B shares for periods prior to March 1,1997, reflects the performance for the Class A shares of the Stagecoach LifePath 2030 Fund adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares for periods prior to December 1, 1998, reflects the performance of Class A shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND - Administrator Class was named the Wells Fargo Outlook 2030 Fund - Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8, 1999, reflects the performance of the Class A shares of the Stagecoach LifePath 2030 Fund, its predecessor fund, adjusted to reflect Administrator Class expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND - Institutional Class was named the Wells Fargo Outlook 2030 Fund - Select Class. Performance shown for the Institutional Class shares for periods prior June 30, 2004, reflects the performance of the Select Class shares of the Fund adjusted to reflect Institutional Class fees and expenses.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND was named the Wells Fargo Outlook 2040 Fund. Performance shown for Class A, Class B and Class C shares of the Fund for periods prior to November 8, 1999 reflects the performance of the applicable share class of the Stagecoach LifePath 2040 Fund, its predecessor fund. Performance shown for Class B shares for periods prior to March 1,1997, reflects the performance for the Class A shares of the Stagecoach LifePath 2040 Fund adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares for periods prior to July 1, 1998, reflects the performance of Class A shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND - Administrator Class was named the Wells Fargo Outlook 2040 Fund - Institutional Class. Performance shown for Administrator Class shares of the Fund for periods prior to November 8, 1999, reflects the performance of the Class A shares of the Stagecoach LifePath 2040 Fund, its predecessor fund, adjusted to reflect Administrator Class expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND - Institutional Class was named the Wells Fargo Outlook 2040 Fund - Select Class. Performance shown for the Institutional Class shares for periods prior June 30, 2004, reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Institutional Class fees and expenses.

(2) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an Index.

(3) The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

(4) The Lehman Brothers U.S. Treasury Index is composed of public obligations of the U.S. Treasury with a remaining maturity of one year or more. The Lehman Brothers U.S. Treasury 3-5 Year Index is the 3-5 year component of the U.S. Treasury index that holds obligations with a minimum maturity of 3 years up to a maximum maturity of 4.9 years. You cannot invest directly in an Index.

(5) The iMoneyNet All Taxable Money Fund Average includes all taxable retail and institutional money funds. It is made up of funds in the Treasury Retail, Treasury Institutional, Treasury & Repo Retail, Treasury & Repo Institutional, Government & Agency Retail, Government & Agency Institutional, First Tier Retail, First Tier Institutional, Second Tier Retail, and Second Tier Institutional categories. You cannot invest directly in an Average.

(6) Portfolio allocation, fund characteristics and portfolio allocation by asset class are subject to change.

(7) The charts compare the performance of the WELLS FARGO ADVANTAGE OUTLOOK FUNDS Class A and Administrator Class shares for the most recent ten years with the Russell 3000(R) Index, the Lehman Brothers U.S. Treasury 3-5 Year Index, the MSCI EAFE and the iMoneyNet All Taxable Money Fund Average. The charts assume a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

FUND EXPENSES (UNAUDITED)                    WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                           Beginning        Ending
                                                            Account         Account        Expenses           Net Annual
                                                             Value           Value        Paid During          Expense
                                                            09/01/05        02/28/06      the Period*           Ratio
Wells Fargo Outlook Today Fund
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook Today Fund - Class A
Actual                                                     $1,000.00       $1,020.10       $    6.26            1.25%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,018.60       $    6.26            1.25%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook Today Fund - Class B
Actual                                                     $1,000.00       $1,016.50       $   10.00            2.00%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,014.88       $    9.99            2.00%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook Today Fund - Class C
Actual                                                     $1,000.00       $1,015.70       $   10.00            2.00%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,014.88       $    9.99            2.00%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook Today Fund - Administrator Class
Actual                                                     $1,000.00       $1,021.30       $    4.76            0.95%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,020.08       $    4.76            0.95%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook Today Fund - Institutional Class
Actual                                                     $1,000.00       $1,022.40       $    3.76            0.75%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,021.08       $    3.76            0.75%

Wells Fargo Outlook 2010 Fund
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2010 Fund - Class A
Actual                                                     $1,000.00       $1,029.60       $    6.29            1.25%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,018.60       $    6.26            1.25%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2010 Fund - Class B
Actual                                                     $1,000.00       $1,025.40       $   10.04            2.00%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,014.88       $    9.99            2.00%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2010 Fund - Class C
Actual                                                     $1,000.00       $1,026.00       $   10.05            2.00%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,014.88       $    9.99            2.00%

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                    FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                           Beginning        Ending
                                                            Account         Account        Expenses           Net Annual
                                                             Value           Value        Paid During          Expense
                                                            09/01/05        02/28/06      the Period*           Ratio
Wells Fargo Outlook 2010 Fund (continued)
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2010 Fund - Administrator Class
Actual                                                     $1,000.00       $1,031.00       $    4.78            0.95%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,020.08       $    4.76            0.95%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2010 Fund - Institutional Class
Actual                                                     $1,000.00       $1,032.00       $    3.78            0.75%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,021.08       $    3.76            0.75%

Wells Fargo Outlook 2020 Fund
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2020 Fund - Class A
Actual                                                     $1,000.00       $1,047.40       $    6.35            1.25%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,018.60       $    6.26            1.25%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2020 Fund - Class B
Actual                                                     $1,000.00       $1,042.80       $   10.13            2.00%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,014.88       $    9.99            2.00%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2020 Fund - Class C
Actual                                                     $1,000.00       $1,043.30       $   10.13            2.00%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,014.88       $    9.99            2.00%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2020 Fund - Administrator Class
Actual                                                     $1,000.00       $1,049.20       $    4.83            0.95%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,020.08       $    4.76            0.95%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2020 Fund - Institutional Class
Actual                                                     $1,000.00       $1,049.40       $    3.81            0.75%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,021.08       $    3.76            0.75%

Wells Fargo Outlook 2030 Fund
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2030 Fund - Class A
Actual                                                     $1,000.00       $1,057.00       $    6.38            1.25%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,018.60       $    6.26            1.25%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2030 Fund - Class B
Actual                                                     $1,000.00       $1,053.10       $   10.18            2.00%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,014.88       $    9.99            2.00%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2030 Fund - Class C
Actual                                                     $1,000.00       $1,053.20       $   10.18            2.00%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,014.88       $    9.99            2.00%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2030 Fund - Administrator Class
Actual                                                     $1,000.00       $1,058.90       $    4.85            0.95%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,020.08       $    4.76            0.95%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2030 Fund - Institutional Class
Actual                                                     $1,000.00       $1,059.90       $    3.83            0.75%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,021.08       $    3.76            0.75%

Wells Fargo Outlook 2040 Fund
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2040 Fund - Class A
Actual                                                     $1,000.00       $1,069.30       $    6.41            1.25%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,018.60       $    6.26            1.25%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2040 Fund - Class B
Actual                                                     $1,000.00       $1,065.50       $   10.24            2.00%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,014.88       $    9.99            2.00%
------------------------------------------------------------------------------------------------------------------------

FUND EXPENSES (UNAUDITED)                    WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                           Beginning        Ending
                                                            Account         Account        Expenses           Net Annual
                                                             Value           Value        Paid During          Expense
                                                           09/01/2005      02/28/2006     the Period*           Ratio
Wells Fargo Outlook 2040 Fund (continued)
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2040 Fund - Class C
Actual                                                     $1,000.00       $1,065.70       $   10.24            2.00%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,014.88       $    9.99            2.00%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2040 Fund - Administrator Class
Actual                                                     $1,000.00       $1,070.70       $    4.88            0.95%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,020.08       $    4.76            0.95%
------------------------------------------------------------------------------------------------------------------------
Wells Fargo Outlook 2040 Fund - Institutional Class
Actual                                                     $1,000.00       $1,071.70       $    3.85            0.75%
------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00       $1,021.08       $    3.76            0.75%
------------------------------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND            FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                      VALUE
COMMON STOCKS - 35.65%

AGRICULTURAL PRODUCTION CROPS - 0.02%
        223    ALICO INCORPORATED                                                                             $     10,086
        409    CHIQUITA BRANDS INTERNATIONAL INCORPORATED<<                                                          7,043

                                                                                                                    17,129
                                                                                                              ------------

AGRICULTURAL PRODUCTION LIVESTOCK
& ANIMAL SPECIALIZED - 0.01%
          6    SEABOARD CORPORATION                                                                                  8,964
                                                                                                              ------------

AMUSEMENT & RECREATION SERVICES - 0.07%
        331    HARRAH'S ENTERTAINMENT INCORPORATED                                                                  23,805
        649    INTERNATIONAL GAME TECHNOLOGY                                                                        23,215
        376    PENN NATIONAL GAMING INCORPORATED+                                                                   13,040

                                                                                                                    60,060
                                                                                                              ------------

APPAREL & ACCESSORY STORES - 0.16%
        242    ABERCROMBIE & FITCH COMPANY CLASS A                                                                  16,291
        322    AEROPOSTALE INCORPORATED+                                                                             9,238
        444    CHICO'S FAS INCORPORATED+                                                                            20,890
         36    CHRISTOPHER & BANKS CORPORATION                                                                         790
      1,196    GAP INCORPORATED                                                                                     22,174
        534    KOHL'S CORPORATION+                                                                                  25,691
        851    LIMITED BRANDS                                                                                       20,143
        312    NORDSTROM INCORPORATED                                                                               11,856
        469    ROSS STORES INCORPORATED                                                                             13,282

                                                                                                                   140,355
                                                                                                              ------------

APPAREL & OTHER FINISHED PRODUCTS MADE
FROM FABRICS & SIMILAR MATERIALS - 0.12%
      2,409    BENETTON GROUP SPA ADR<<                                                                             61,333
        403    LIZ CLAIBORNE INCORPORATED                                                                           14,520
         82    PHILLIPS-VAN HEUSEN CORPORATION                                                                       2,911
        820    QUIKSILVER INCORPORATED+                                                                             11,890
        524    WARNACO GROUP INCORPORATED+                                                                          12,162

                                                                                                                   102,816
                                                                                                              ------------

AUTOMOTIVE DEALERS & GASOLINE
SERVICE STATIONS - 0.03%
         65    AUTOZONE INCORPORATED+                                                                                6,284
        236    CARMAX INCORPORATED+                                                                                  7,415
        241    COPART INCORPORATED+                                                                                  6,228
        195    UNITED AUTO GROUP INCORPORATED                                                                        8,432

                                                                                                                    28,359
                                                                                                              ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
        234    RYDER SYSTEM INCORPORATED                                                                            10,376
                                                                                                              ------------

BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE BUILDERS - 0.16%
        234    BEAZER HOMES USA INCORPORATED                                                                        14,847
        274    CENTEX CORPORATION                                                                                   18,525
        580    D.R. HORTON INCORPORATED                                                                             19,784
        164    KB HOME                                                                                              10,993
        254    LENNAR CORPORATION CLASS A                                                                           15,204
      1,857    VIVENDI UNIVERSAL SA ADR                                                                             55,989
        243    WCI COMMUNITIES INCORPORATED+<<                                                                       6,133

                                                                                                                   141,475
                                                                                                              ------------

SHARES         SECURITY NAME                                                                                      VALUE
BUILDING MATERIALS, HARDWARE, GARDEN
SUPPLY & MOBILE HOME DEALERS - 0.30%
        192    CENTRAL GARDEN & PET COMPANY+                                                                  $     10,437
        354    FASTENAL COMPANY                                                                                     15,544
      3,580    HOME DEPOT INCORPORATED                                                                             150,897
      1,193    LOWE'S COMPANIES INCORPORATED                                                                        81,339
        128    SHERWIN-WILLIAMS COMPANY                                                                              5,830

                                                                                                                   264,047
                                                                                                              ------------

BUSINESS SERVICES - 2.10%
        362    AARON RENTS INCORPORATED                                                                              9,484
      1,018    ADOBE SYSTEMS INCORPORATED                                                                           39,315
        267    ADVO INCORPORATED                                                                                     8,584
        300    AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                   7,950
        319    ANSYS INCORPORATED+                                                                                  15,127
        107    ARBITRON INCORPORATED                                                                                 4,194
        527    AUTODESK INCORPORATED                                                                                19,842
        939    AUTOMATIC DATA PROCESSING INCORPORATED                                                               43,372
        116    AVOCENT CORPORATION+                                                                                  3,876
        876    BEA SYSTEMS INCORPORATED+                                                                            10,048
        834    BISYS GROUP INCORPORATED+                                                                            11,768
         56    BLUE COAT SYSTEMS INCORPORATED+                                                                       1,189
        555    BMC SOFTWARE INCORPORATED+<<                                                                         12,138
        848    CA INCORPORATED<<                                                                                    23,032
         62    CACI INTERNATIONAL INCORPORATED CLASS A+                                                              3,737
        765    CADENCE DESIGN SYSTEMS INCORPORATED+                                                                 13,579
        271    CATALINA MARKETING CORPORATION                                                                        6,011
      1,874    CENDANT CORPORATION                                                                                  31,146
        144    CERNER CORPORATION+<<                                                                                 5,995
        154    CHECKFREE CORPORATION+<<                                                                              7,617
        372    CITRIX SYSTEMS INCORPORATED+                                                                         12,038
        441    CNET NETWORKS INCORPORATED+<<                                                                         6,103
        187    COGNEX CORPORATION                                                                                    5,144
        312    COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                  17,974
        343    COMPUTER SCIENCES CORPORATION+                                                                       18,639
      1,339    COMPUWARE CORPORATION+                                                                               10,993
        139    COSTAR GROUP INCORPORATED+<<                                                                          7,174
         88    CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                               1,934
        256    DELUXE CORPORATION                                                                                    6,341
      1,953    EBAY INCORPORATED+                                                                                   78,237
        536    ELECTRONIC ARTS INCORPORATED+                                                                        27,856
        994    ELECTRONIC DATA SYSTEMS CORPORATION                                                                  26,540
        189    ELECTRONICS FOR IMAGING INCORPORATED+                                                                 5,069
        403    EQUIFAX INCORPORATED                                                                                 14,766
         98    F5 NETWORKS INCORPORATED+                                                                             6,646
         47    FACTSET RESEARCH SYSTEMS INCORPORATED                                                                 1,840
        273    FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                  10,824
        187    FILENET CORPORATION+<<                                                                                4,813
      1,240    FIRST DATA CORPORATION                                                                               55,961
        424    FISERV INCORPORATED+                                                                                 17,596
        116    GEVITY HR INCORPORATED                                                                                2,921
        268    GOOGLE INCORPORATED CLASS A+                                                                         97,182
        316    HYPERION SOLUTIONS CORPORATION+                                                                      10,602
        540    IMS HEALTH INCORPORATED                                                                              13,014

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                      VALUE
COMMON STOCKS - (CONTINUED)
        105    INFOSPACE INCORPORATED+                                                                        $      2,532
         88    INTERGRAPH CORPORATION+                                                                               3,191
        291    INTERNET CAPITAL GROUP INCORPORATED+                                                                  2,648
        153    INTERNET SECURITY SYSTEMS+                                                                            3,566
        947    INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                        9,811
        333    INTUIT INCORPORATED+                                                                                 16,177
        128    IPAYMENT INCORPORATED+                                                                                5,469
      1,000    JUNIPER NETWORKS INCORPORATED+                                                                       18,390
        228    KRONOS INCORPORATED+                                                                                  9,350
        636    MENTOR GRAPHICS CORPORATION+                                                                          7,142
     15,082    MICROSOFT CORPORATION                                                                               405,706
        243    MONSTER WORLDWIDE INCORPORATED+                                                                      11,897
        862    MPS GROUP INCORPORATED+                                                                              13,051
        296    NCO GROUP INCORPORATED+                                                                               6,651
        376    NCR CORPORATION+                                                                                     15,074
        959    NOVELL INCORPORATED+<<                                                                                9,120
        381    OMNICOM GROUP INCORPORATED                                                                           30,411
      6,437    ORACLE CORPORATION+                                                                                  79,948
        170    PACKETEER INCORPORATED+                                                                               2,033
        576    PEROT SYSTEMS CORPORATION CLASS A+                                                                    8,703
        408    RED HAT INCORPORATED+<<                                                                              10,963
      4,179    RENTOKIL INITIAL PLC ADR                                                                             57,542
        683    REUTERS GROUP PLC ADR                                                                                27,272
        397    ROBERT HALF INTERNATIONAL INCORPORATED                                                               14,260
        390    RSA SECURITY INCORPORATED+                                                                            5,725
        635    S1 CORPORATION+                                                                                       2,616
          1    SAFENET INCORPORATED+<<                                                                                  25
      1,578    SAP AG ADR                                                                                           80,636
         82    SERENA SOFTWARE INCORPORATED+                                                                         1,960
        325    SOTHEBY'S HOLDINGS INCORPORATED+                                                                      6,864
      7,099    SUN MICROSYSTEMS INCORPORATED+                                                                       29,603
      2,050    SYMANTEC CORPORATION+                                                                                34,625
        388    SYNOPSYS INCORPORATED+                                                                                8,486
        414    TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                         6,450
        143    TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                  4,770
        995    UNISYS CORPORATION+                                                                                   6,647
        303    UNITED ONLINE INCORPORATED                                                                            3,639
        461    UNITED RENTALS INCORPORATED+<<                                                                       15,029
        118    VALUECLICK INCORPORATED+<<                                                                            2,066
        460    VERISIGN INCORPORATED+                                                                               10,884
        132    WEBEX COMMUNICATIONS INCORPORATED+<<                                                                  3,680
        236    WIND RIVER SYSTEMS INCORPORATED+                                                                      3,651
        841    WPP GROUP PLC ADR                                                                                    48,770
      1,901    YAHOO! INCORPORATED+<<                                                                               60,946

                                                                                                                 1,846,190
                                                                                                              ------------

CHEMICALS & ALLIED PRODUCTS - 3.41%
      2,616    ABBOTT LABORATORIES                                                                                 115,575
        540    ABGENIX INCORPORATED+<<                                                                              12,010
        391    AIR PRODUCTS & CHEMICALS INCORPORATED                                                                25,087
      1,573    AKZO NOBEL NV ADR                                                                                    79,609
        119    ALBERTO-CULVER COMPANY CLASS B                                                                        5,435
        626    ALKERMES INCORPORATED+<<                                                                             15,907
        187    ALPHARMA INCORPORATED CLASS A                                                                         5,657

SHARES         SECURITY NAME                                                                                      VALUE
      2,001    AMGEN INCORPORATED+                                                                            $    151,055
      1,719    ASTRAZENECA PLC ADR                                                                                  79,504
        110    AVERY DENNISON CORPORATION                                                                            6,600
        748    AVON PRODUCTS INCORPORATED                                                                           21,580
        198    BARR PHARMACEUTICALS INCORPORATED+                                                                   13,302
        603    BIOGEN IDEC INCORPORATED+                                                                            28,492
      2,965    BRISTOL-MYERS SQUIBB COMPANY                                                                         68,491
        343    CAMBREX CORPORATION                                                                                   6,352
        102    CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                4,932
        840    CHEMTURA CORPORATION                                                                                  9,307
        165    CHIRON CORPORATION+<<                                                                                 7,535
        228    CLOROX COMPANY                                                                                       13,897
        697    COLGATE-PALMOLIVE COMPANY                                                                            37,973
      1,656    DOW CHEMICAL COMPANY                                                                                 71,258
      1,601    E.I. DU PONT DE NEMOURS & COMPANY                                                                    64,424
        214    EASTMAN CHEMICAL COMPANY                                                                             10,557
        417    ECOLAB INCORPORATED                                                                                  15,091
      1,577    ELI LILLY & COMPANY                                                                                  87,713
         55    FMC CORPORATION                                                                                       3,345
        604    FOREST LABORATORIES INCORPORATED+                                                                    27,724
        848    GENENTECH INCORPORATED+                                                                              72,665
        443    GENZYME CORPORATION+                                                                                 30,718
        185    GEORGIA GULF CORPORATION                                                                              5,309
        801    GILEAD SCIENCES INCORPORATED+                                                                        49,878
      2,447    GLAXOSMITHKLINE PLC ADR                                                                             124,356
        211    HOSPIRA INCORPORATED+                                                                                 8,377
        169    IDEXX LABORATORIES INCORPORATED+                                                                     13,280
        142    IMCLONE SYSTEMS INCORPORATED+<<                                                                       5,451
        295    IMMUCOR INCORPORATED+                                                                                 8,797
        310    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                      10,735
        269    K-V PHARMACEUTICAL COMPANY CLASS A+                                                                   6,179
        497    KING PHARMACEUTICALS INCORPORATED+                                                                    8,076
        423    LYONDELL CHEMICAL COMPANY                                                                             8,849
        110    MARTEK BIOSCIENCES CORPORATION+<<                                                                     3,749
        305    MEDICINES COMPANY+                                                                                    6,219
        505    MEDIMMUNE INCORPORATED+                                                                              18,427
      3,598    MERCK & COMPANY INCORPORATED                                                                        125,426
        352    MGI PHARMA INCORPORATED+<<                                                                            6,206
        747    MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                              7,829
        527    MONSANTO COMPANY                                                                                     44,205
        582    MOSAIC COMPANY+<<                                                                                     9,254
        496    NABI BIOPHARMACEUTICALS+                                                                              2,039
        115    NEUROCRINE BIOSCIENCES INCORPORATED+<<                                                                7,545
      2,539    NOVARTIS AG ADR                                                                                     135,202
        129    NOVEN PHARMACEUTICALS INCORPORATED+                                                                   1,944
        864    NOVO NORDISK A/S ADR<<                                                                               50,846
         33    OM GROUP INCORPORATED+                                                                                  700
        116    ONYX PHARMACEUTICALS INCORPORATED+<<                                                                  3,306
        111    OSI PHARMACEUTICALS INCORPORATED+<<                                                                   3,605
        183    PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                            5,442
        265    PDL BIOPHARMA INCORPORATED+<<                                                                         8,297
         71    PENWEST PHARMACEUTICALS COMPANY+<<                                                                    1,651
        489    PERRIGO COMPANY                                                                                       7,770
     12,144    PFIZER INCORPORATED                                                                                 318,051

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND            FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                      VALUE
COMMON STOCKS - (CONTINUED)
        129    PHARMION CORPORATION+                                                                          $      2,131
          1    PHARMOS CORPORATION+                                                                                      2
        299    PPG INDUSTRIES INCORPORATED                                                                          18,128
        609    PRAXAIR INCORPORATED                                                                                 32,874
      5,484    PROCTER & GAMBLE COMPANY                                                                            328,656
      1,814    ROCHE HOLDING AG ADR                                                                                134,081
        343    ROHM & HAAS COMPANY                                                                                  17,064
        183    SALIX PHARMACEUTICALS LIMITED+                                                                        2,884
      1,782    SANOFI-AVENTIS ADR                                                                                   75,967
      2,558    SCHERING-PLOUGH CORPORATION                                                                          47,323
        208    SEPRACOR INCORPORATED+                                                                               11,920
      4,864    SHISEIDO COMPANY LIMITED ADR                                                                         86,298
        177    SIGMA-ALDRICH CORPORATION                                                                            11,401
        115    VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                4,973
      2,224    WYETH                                                                                               110,755

                                                                                                                 2,993,252
                                                                                                              ------------

COAL MINING - 0.01%
        250    MASSEY ENERGY COMPANY                                                                                 9,300
                                                                                                              ------------

COMMUNICATIONS - 1.62%
        754    ALLTEL CORPORATION                                                                                   47,615
        665    AMERICAN TOWER CORPORATION CLASS A+                                                                  21,167
      6,981    AT&T INCORPORATED                                                                                   192,606
        985    AVAYA INCORPORATED+                                                                                  10,953
      3,109    BELLSOUTH CORPORATION                                                                                98,182
        888    BRITISH SKY BROADCASTING GROUP PLC ADR                                                               31,861
      1,050    BT GROUP PLC ADR                                                                                     38,042
        386    CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                          10,133
        470    CENTURYTEL INCORPORATED                                                                              16,911
      1,161    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                            32,856
      3,628    COMCAST CORPORATION CLASS A+                                                                         97,339
        766    CROWN CASTLE INTERNATIONAL CORPORATION+                                                              24,014
      3,339    DEUTSCHE TELEKOM AG ADR                                                                              52,723
      1,357    DIRECTV GROUP INCORPORATED+                                                                          21,386
        538    ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                         15,801
        496    EMMIS COMMUNICATIONS CORPORATION CLASS A+                                                             8,120
         47    EQUINIX INCORPORATED+<<                                                                               2,465
        470    FOUNDRY NETWORKS INCORPORATED+                                                                        6,599
      1,593    FRANCE TELECOM SA ADR<<                                                                              34,791
        211    GOLDEN TELECOM INCORPORATED                                                                           6,326
        420    IAC INTERACTIVECORP+<<                                                                               12,281
         84    J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                              3,662
        756    LIBERTY GLOBAL INCORPORATED CLASS A+                                                                 15,354
        106    LIVE NATION INCORPORATED+                                                                             1,892
        425    NEXTEL PARTNERS INCORPORATED CLASS A+                                                                11,926
      1,658    NIPPON TELEGRAPH & TELEPHONE CORPORATION ADR                                                         35,979
        212    NTL INCORPORATED+                                                                                    13,960
      2,502    NTT DOCOMO INCORPORATED ADR                                                                          37,105
      4,948    SPRINT NEXTEL CORPORATION                                                                           118,900

SHARES         SECURITY NAME                                                                                      VALUE
      1,283    TELECOM CORPORATION OF NEW ZEALAND LIMITED ADR                                                 $     35,911
      1,715    TELEFONICA SA ADR                                                                                    79,267
        490    UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                     16,391
        233    UTSTARCOM INCORPORATED+<<                                                                             1,456
      4,722    VERIZON COMMUNICATIONS INCORPORATED                                                                 159,131
      5,401    VODAFONE GROUP PLC ADR                                                                              104,347
        372    XM SATELLITE RADIO HOLDINGS INCORPORATED CLASS A+                                                     8,217

                                                                                                                 1,425,669
                                                                                                              ------------

CONSTRUCTION SPECIAL TRADE
CONTRACTORS - 0.04%
        258    CHEMED CORPORATION                                                                                   14,304
        270    DYCOM INDUSTRIES INCORPORATED+                                                                        5,764
        378    EMCOR GROUP INCORPORATED+<<                                                                          16,477

                                                                                                                    36,545
                                                                                                              ------------

DEPOSITORY INSTITUTIONS - 4.19%
      2,527    ABN AMRO HOLDING NV ADR                                                                              73,596
      1,840    ALLIED IRISH BANKS PLC ADR                                                                           87,952
      1,289    AMSOUTH BANCORPORATION                                                                               35,770
      4,865    BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                               98,808
      4,529    BANCO SANTANDER CENTRAL HISPANO SA ADR                                                               66,214
        277    BANCTRUST FINANCIAL GROUP INCORPORATED                                                                6,111
      7,801    BANK OF AMERICA CORPORATION                                                                         357,676
      1,630    BANK OF NEW YORK COMPANY INCORPORATED                                                                55,811
        591    BANKUNITED FINANCIAL CORPORATION CLASS A                                                             16,513
      2,149    BARCLAYS PLC ADR                                                                                    100,724
      1,262    BB&T CORPORATION                                                                                     49,887
      3,205    BNP PARIBAS SA ADR<<                                                                                148,357
        850    CASCADE BANCORP                                                                                      22,109
        478    CHITTENDEN CORPORATION                                                                               13,762
      8,568    CITIGROUP INCORPORATED                                                                              397,298
        496    CITY BANK LYNNWOOD WASHINGTON                                                                        20,991
        844    COASTAL FINANCIAL CORPORATION                                                                        11,166
        529    COMERICA INCORPORATED                                                                                30,322
        443    COMMERCIAL CAPITAL BANCORPORATION INCORPORATED                                                        6,348
        395    CORUS BANKSHARES INCORPORATED<<                                                                      23,720
      1,087    DEUTSCHE BANK AG<<                                                                                  120,385
        238    EURONET WORLDWIDE INCORPORATED+<<                                                                     8,344
        558    FARMERS CAPITAL BANK CORPORATION                                                                     18,185
      1,039    FIFTH THIRD BANCORP                                                                                  40,157
        682    FIRST BANCORP PUERTO RICO<<                                                                           8,634
        620    FIRST HORIZON NATIONAL CORPORATION                                                                   24,248
      1,520    FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                           21,417
        437    GOLDEN WEST FINANCIAL CORPORATION                                                                    31,040
      1,787    HBOS PLC ADR<<                                                                                       99,706
      2,047    HSBC HOLDINGS PLC ADR<<                                                                             175,407
      1,334    HUNTINGTON BANCSHARES INCORPORATED<<                                                                 32,083
        118    ITLA CAPITAL CORPORATION+                                                                             5,461

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                      VALUE
COMMON STOCKS - (CONTINUED)
      6,147    JP MORGAN CHASE & COMPANY                                                                      $    252,888
      1,152    KEYCORP                                                                                              42,935
        613    MARSHALL & ILSLEY CORPORATION                                                                        26,972
        360    MB FINANCIAL INCORPORATED                                                                            13,234
      1,162    MELLON FINANCIAL CORPORATION                                                                         41,937
        388    NASB FINANCIAL INCORPORATED                                                                          13,890
        552    NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                                74,857
      1,168    NATIONAL CITY CORPORATION                                                                            40,646
        811    NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                            13,682
        452    NORTHERN TRUST CORPORATION                                                                           23,829
        595    PNC FINANCIAL SERVICES GROUP                                                                         41,858
      1,000    REGIONS FINANCIAL CORPORATION                                                                        34,780
      2,677    SAN PAOLO IMI SPA ADR<<                                                                              94,498
        711    STATE STREET CORPORATION                                                                             44,423
        900    SUN BANCORP INCORPORATED NEW JERSEY+                                                                 18,720
        621    SUNTRUST BANKS INCORPORATED                                                                          44,942
        409    SVB FINANCIAL GROUP+                                                                                 20,855
      1,227    SYNOVUS FINANCIAL CORPORATION                                                                        34,785
      3,315    US BANCORP                                                                                          102,467
        367    USB HOLDING COMPANY INCORPORATED                                                                      8,059
      2,619    WACHOVIA CORPORATION                                                                                146,847
      1,452    WASHINGTON MUTUAL INCORPORATED                                                                       62,000
        163    WEBSTER FINANCIAL CORPORATION                                                                         7,685
      2,315    WESTPAC BANKING CORPORATION ADR                                                                     202,701
        219    WINTRUST FINANCIAL CORPORATION                                                                       11,537
        190    WSFS FINANCIAL CORPORATION                                                                           11,455
        488    YARDVILLE NATIONAL BANCORP                                                                           17,544
        317    ZIONS BANCORPORATION                                                                                 26,159

                                                                                                                 3,684,387
                                                                                                              ------------

EATING & DRINKING PLACES - 0.16%
        276    DARDEN RESTAURANTS INCORPORATED                                                                      11,575
      2,079    MCDONALD'S CORPORATION                                                                               72,578
        249    P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                                                            12,037
        137    RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                          4,384
         47    RED ROBIN GOURMET BURGERS INCORPORATED+<<                                                             1,880
        165    WENDY'S INTERNATIONAL INCORPORATED                                                                    9,553
        661    YUM! BRANDS INCORPORATED                                                                             31,530

                                                                                                                   143,537
                                                                                                              ------------

EDUCATIONAL SERVICES - 0.04%
        287    APOLLO GROUP INCORPORATED CLASS A+                                                                   14,172
        240    CAREER EDUCATION CORPORATION+                                                                         7,881
        302    CORINTHIAN COLLEGES INCORPORATED+                                                                     3,914
        117    STRAYER EDUCATION INCORPORATED                                                                       11,271

                                                                                                                    37,238
                                                                                                              ------------

ELECTRIC, GAS & SANITARY SERVICES - 1.65%
      1,333    AES CORPORATION+                                                                                     23,061
      1,041    ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                              11,149
        486    AMEREN CORPORATION                                                                                   24,626
        768    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                         28,032
        706    AMERICAN STATES WATER COMPANY                                                                        24,350

SHARES         SECURITY NAME                                                                                      VALUE
        171    BLACK HILLS CORPORATION                                                                        $      5,911
      1,233    CENTERPOINT ENERGY INCORPORATED                                                                      15,992
        680    CH ENERGY GROUP INCORPORATED                                                                         33,388
        490    CINERGY CORPORATION                                                                                  21,599
        935    CMS ENERGY CORPORATION+                                                                              13,165
        475    CONSOLIDATED EDISON INCORPORATED                                                                     21,788
        386    CONSTELLATION ENERGY GROUP INCORPORATED                                                              22,674
        676    DOMINION RESOURCES INCORPORATED                                                                      50,768
        467    DTE ENERGY COMPANY                                                                                   20,221
      2,104    DUKE ENERGY CORPORATION                                                                              59,754
      3,449    E.ON AG ADR<<                                                                                       127,751
        777    EDISON INTERNATIONAL                                                                                 34,468
      1,530    EL PASO CORPORATION                                                                                  20,012
      3,488    ENDESA SA ADR<<                                                                                     116,709
        349    ENTERGY CORPORATION                                                                                  25,306
      1,274    EXELON CORPORATION                                                                                   72,758
        444    FIRSTENERGY CORPORATION                                                                              22,680
        760    FPL GROUP INCORPORATED                                                                               31,867
        185    KINDER MORGAN INCORPORATED                                                                           17,164
      2,532    NATIONAL GRID PLC ADR                                                                               133,310
        198    NICOR INCORPORATED<<                                                                                  8,500
      1,026    NISOURCE INCORPORATED                                                                                21,064
        251    PEOPLES ENERGY CORPORATION                                                                            9,214
        665    PG&E CORPORATION                                                                                     25,303
        488    PROGRESS ENERGY INCORPORATED                                                                         21,657
        501    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                         34,764
        895    RELIANT ENERGY INCORPORATED+<<                                                                        9,093
      2,305    SCOTTISH POWER PLC ADR                                                                               94,159
        401    SEMPRA ENERGY<<                                                                                      19,184
      1,138    SOUTH JERSEY INDUSTRIES INCORPORATED                                                                 32,547
      1,496    SOUTHERN COMPANY                                                                                     50,909
        832    TXU CORPORATION                                                                                      43,588
        393    UIL HOLDINGS CORPORATION                                                                             20,141
      1,025    WASTE MANAGEMENT INCORPORATED                                                                        34,092
      1,262    WILLIAMS COMPANIES INCORPORATED                                                                      27,221
      1,087    XCEL ENERGY INCORPORATED<<                                                                           20,175

                                                                                                                 1,450,114
                                                                                                              ------------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 2.91%
        307    ACUITY BRANDS INCORPORATED                                                                           12,123
        726    ADVANCED MICRO DEVICES INCORPORATED+                                                                 28,074
        587    AEROFLEX INCORPORATED+                                                                                7,631
        819    ALTERA CORPORATION+                                                                                  16,413
        532    AMERICAN POWER CONVERSION CORPORATION                                                                10,869
        304    AMETEK INCORPORATED                                                                                  13,023
        669    ANALOG DEVICES INCORPORATED                                                                          25,516
        437    ANDREW CORPORATION+                                                                                   5,926
      1,214    APPLIED MICRO CIRCUITS CORPORATION+                                                                   4,383
         63    ATMI INCORPORATED+                                                                                    1,892
        160    BENCHMARK ELECTRONICS INCORPORATED+                                                                   5,635
        772    BROADCOM CORPORATION CLASS A+                                                                        34,810
        986    CANON INCORPORATED ADR                                                                               61,605
         70    CERADYNE INCORPORATED+<<                                                                              4,262

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND            FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                      VALUE
COMMON STOCKS - (CONTINUED)
      4,602    CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+<<                                           $     37,552
     10,647    CISCO SYSTEMS INCORPORATED+                                                                         215,495
        528    COMVERSE TECHNOLOGY INCORPORATED+                                                                    15,185
        188    CREE INCORPORATED+<<                                                                                  5,631
        290    CUBIC CORPORATION<<                                                                                   6,270
         98    CYMER INCORPORATED+                                                                                   4,408
        260    DSP GROUP INCORPORATED+                                                                               6,994
        607    EMERSON ELECTRIC COMPANY                                                                             49,659
        817    FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                        22,092
      1,354    FUJITSU LIMITED ADR                                                                                  54,768
     17,463    GENERAL ELECTRIC COMPANY                                                                            574,009
        343    GRAFTECH INTERNATIONAL LIMITED+                                                                       1,749
     10,319    INTEL CORPORATION                                                                                   212,571
        143    INTERDIGITAL COMMUNICATIONS CORPORATION+                                                              3,682
        172    INTERSIL CORPORATION CLASS A                                                                          4,875
        419    JABIL CIRCUIT INCORPORATED+                                                                          15,859
      5,369    JDS UNIPHASE CORPORATION+                                                                            16,322
        399    KLA-TENCOR CORPORATION                                                                               20,840
      1,453    KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES                                                 47,252
        631    LINEAR TECHNOLOGY CORPORATION                                                                        23,259
        165    LITTELFUSE INCORPORATED+                                                                              4,742
      1,338    LSI LOGIC CORPORATION+                                                                               13,046
      7,450    LUCENT TECHNOLOGIES INCORPORATED+<<                                                                  20,860
        621    MAXIM INTEGRATED PRODUCTS INCORPORATED                                                               24,275
        160    MAYTAG CORPORATION                                                                                    2,752
        530    MICROCHIP TECHNOLOGY INCORPORATED                                                                    18,656
      1,351    MICRON TECHNOLOGY INCORPORATED+                                                                      20,954
        500    MICROSEMI CORPORATION+                                                                               15,375
      8,821    MINEBEA COMPANY LIMITED ADR                                                                         107,383
        391    MOLEX INCORPORATED                                                                                   12,446
        474    MOOG INCORPORATED CLASS A+                                                                           15,907
      4,066    MOTOROLA INCORPORATED                                                                                87,012
        792    NATIONAL SEMICONDUCTOR CORPORATION                                                                   22,216
        625    NETWORK APPLIANCE INCORPORATED+                                                                      20,725
      2,689    NOKIA OYJ ADR                                                                                        49,962
        377    NOVELLUS SYSTEMS INCORPORATED+<<                                                                     10,077
        411    NVIDIA CORPORATION+                                                                                  19,370
      2,901    OMRON CORPORATION                                                                                    81,150
        663    PMC-SIERRA INCORPORATED+                                                                              6,769
        209    QLOGIC CORPORATION+                                                                                   8,598
      2,680    QUALCOMM INCORPORATED                                                                               126,523
         79    RAMBUS INCORPORATED+                                                                                  2,453
      1,404    RF MICRO DEVICES INCORPORATED+                                                                        9,449
        461    ROCKWELL COLLINS INCORPORATED                                                                        24,502
        111    ROGERS CORPORATION+                                                                                   5,443
      1,509    SANMINA-SCI CORPORATION+                                                                              5,825
        659    SKYWORKS SOLUTIONS INCORPORATED+                                                                      3,466
        147    SOHU.COM INCORPORATED+                                                                                3,091
      1,600    SONY CORPORATION ADR                                                                                 75,008
      1,058    STMICROELECTRONICS NV NY SHARES                                                                      17,933
        342    TECHNITROL INCORPORATED                                                                               7,483
        359    TEKELEC+                                                                                              4,814
      1,215    TELLABS INCORPORATED+                                                                                17,848
      2,766    TEXAS INSTRUMENTS INCORPORATED                                                                       82,565

SHARES         SECURITY NAME                                                                                      VALUE
        154    THOMAS & BETTS CORPORATION+                                                                    $      7,577
         40    VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                               1,886
        157    WHIRLPOOL CORPORATION                                                                                14,097
        655    XILINX INCORPORATED                                                                                  17,868

                                                                                                                 2,560,740
                                                                                                              ------------

ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES - 0.23%
        258    AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                               11,192
        478    APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                            5,492
        628    CELGENE CORPORATION+<<                                                                               23,864
        188    CORPORATE EXECUTIVE BOARD COMPANY                                                                    18,800
         34    CRA INTERNATIONAL INCORPORATED+                                                                       1,590
         12    ERESEARCH TECHNOLOGY INCORPORATED+<<                                                                    177
        269    FLUOR CORPORATION                                                                                    23,215
        132    GEN-PROBE INCORPORATED+                                                                               6,595
         94    MAXMUS INCORPORATED                                                                                   3,432
        524    MOODY'S CORPORATION<<                                                                                35,108
        341    NAVIGANT CONSULTING INCORPORATED+<<                                                                   6,646
        624    PAYCHEX INCORPORATED                                                                                 24,991
        258    QUEST DIAGNOSTICS INCORPORATED                                                                       13,640
        175    RESOURCES CONNECTION INCORPORATED+<<                                                                  4,816
        245    TELIK INCORPORATED+<<                                                                                 5,419
        147    URS CORPORATION+                                                                                      6,408
        168    WASHINGTON GROUP INTERNATIONAL INCORPORATED+                                                          9,806

                                                                                                                   201,191
                                                                                                              ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
& TRANSPORTATION EQUIPMENT - 0.17%
        366    BALL CORPORATION                                                                                     15,591
        239    CRANE COMPANY                                                                                         9,199
        906    CROWN HOLDINGS INCORPORATED+                                                                         16,580
        296    FORTUNE BRANDS INCORPORATED                                                                          22,955
        400    GRIFFON CORPORATION+<<                                                                                9,408
        333    ILLINOIS TOOL WORKS INCORPORATED                                                                     28,585
        318    NCI BUILDING SYSTEMS INCORPORATED+<<                                                                 18,342
        166    SIMPSON MANUFACTURING COMPANY INCORPORATED                                                            6,489
        325    SNAP-ON INCORPORATED                                                                                 12,649
        383    WATTS WATER TECHNOLOGIES INCORPORATED                                                                13,704

                                                                                                                   153,502
                                                                                                              ------------

FINANCIAL SERVICES - 0.02%
        846    JANUS CAPITAL GROUP INCORPORATED<<                                                                   18,553
                                                                                                              ------------

FOOD & KINDRED PRODUCTS - 1.30%
        231    AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                              1,005
      1,110    ANHEUSER-BUSCH COMPANIES INCORPORATED<<                                                              46,109
      1,182    ARCHER-DANIELS-MIDLAND COMPANY                                                                       37,493
      2,945    CADBURY SCHWEPPES PLC ADR<<                                                                         120,509
        604    CAMPBELL SOUP COMPANY                                                                                18,802
        604    COCA-COLA ENTERPRISES INCORPORATED                                                                   11,869
      1,096    CONAGRA FOODS INCORPORATED                                                                           23,049
        745    DEL MONTE FOODS COMPANY                                                                               8,106
      1,798    DIAGEO PLC ADR                                                                                      110,937

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                      VALUE
COMMON STOCKS - (CONTINUED)
        495    GENERAL MILLS INCORPORATED                                                                     $     24,379
        912    HERCULES INCORPORATED+                                                                               10,807
        394    HERSHEY FOODS CORPORATION                                                                            20,153
        480    HJ HEINZ COMPANY                                                                                     18,178
        557    KELLOGG COMPANY                                                                                      24,681
      8,491    KIRIN BREWERY COMPANY LIMITED ADR                                                                   111,487
      2,576    NESTLE SA ADR                                                                                       189,397
        142    PEPSI BOTTLING GROUP INCORPORATED                                                                     4,169
      2,679    PEPSICO INCORPORATED                                                                                158,356
        123    SANDERSON FARMS INCORPORATED                                                                          2,868
      1,574    SARA LEE CORPORATION                                                                                 27,813
      3,285    THE COCA-COLA COMPANY                                                                               137,871
      1,464    TOPPS COMPANY INCORPORATED                                                                           11,829
        386    WM. WRIGLEY JR. COMPANY                                                                              24,526

                                                                                                                 1,144,393
                                                                                                              ------------

FOOD STORES - 0.21%
        797    ALBERTSON'S INCORPORATED<<                                                                           20,276
      5,310    KONINKLIJKE AHOLD NV ADR+                                                                            43,383
      1,413    KROGER COMPANY+                                                                                      28,316
        217    PANERA BREAD COMPANY+<<                                                                              15,376
        862    SAFEWAY INCORPORATED                                                                                 20,955
      1,502    STARBUCKS CORPORATION+                                                                               54,553

                                                                                                                   182,859
                                                                                                              ------------

FORESTRY - 0.03%
        349    WEYERHAEUSER COMPANY                                                                                 23,833
                                                                                                              ------------

FURNITURE & FIXTURES - 0.09%
        242    FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                         5,982
        410    HERMAN MILLER INCORPORATED                                                                           12,378
        639    LEGGETT & PLATT INCORPORATED                                                                         15,004
        892    MASCO CORPORATION                                                                                    27,822
        705    NEWELL RUBBERMAID INCORPORATED                                                                       17,533

                                                                                                                    78,719
                                                                                                              ------------

GENERAL MERCHANDISE STORES - 0.46%
        658    BIG LOTS INCORPORATED+                                                                                8,363
        721    DOLLAR GENERAL CORPORATION                                                                           12,560
        522    FEDERATED DEPARTMENT STORES INCORPORATED                                                             37,083
        302    FRED'S INCORPORATED                                                                                   4,219
        495    JC PENNEY COMPANY INCORPORATED                                                                       29,027
        215    SEARS HOLDINGS CORPORATION+                                                                          25,897
      1,587    TARGET CORPORATION                                                                                   86,333
        996    TJX COMPANIES INCORPORATED                                                                           24,392
      3,899    WAL-MART STORES INCORPORATED                                                                        176,858

                                                                                                                   404,732
                                                                                                              ------------

HEALTH SERVICES - 0.29%
        356    AMSURG CORPORATION+                                                                                   7,800
        364    APRIA HEALTHCARE GROUP INCORPORATED+                                                                  8,368
        438    BEVERLY ENTERPRISES INCORPORATED+                                                                     5,414
        794    CAREMARK RX INCORPORATED+                                                                            39,502
        308    DAVITA INCORPORATED+                                                                                 17,984
        660    HCA INCORPORATED                                                                                     31,614
        622    HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                   13,242

SHARES         SECURITY NAME                                                                                      VALUE
        228    HEALTHWAYS INCORPORATED+ $                                                                     $      9,929
        849    HUMAN GENOME SCIENCES INCORPORATED+<<                                                                10,630
        289    LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                          16,794
        291    LIFEPOINT HOSPITALS INCORPORATED+                                                                     9,038
        220    MANOR CARE INCORPORATED                                                                               9,097
        103    MATRIA HEALTHCARE INCORPORATED+                                                                       4,457
        340    NEKTAR THERAPEUTICS+<<                                                                                7,109
        155    PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                14,629
        342    SIERRA HEALTH SERVICES INCORPORATED+                                                                 14,258
      1,245    TENET HEALTHCARE CORPORATION+                                                                         9,823
        397    UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                 13,955
        455    VALEANT PHARMACEUTICALS INTERNATIONAL                                                                 8,108
        215    WATSON PHARMACEUTICALS INCORPORATED+                                                                  6,446

                                                                                                                   258,197
                                                                                                              ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.55%
        356    ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                       31,335
        365    AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                        10,402
        605    CORPORATE OFFICE PROPERTIES TRUST                                                                    25,120
        554    DISCOVERY HOLDING COMPANY CLASS A+<<                                                                  8,088
        795    ENTERTAINMENT PROPERTIES TRUST                                                                       32,873
      1,519    EQUITY OFFICE PROPERTIES TRUST                                                                       47,773
      1,224    EQUITY RESIDENTIAL                                                                                   55,423
        238    FELCOR LODGING TRUST INCORPORATED<<                                                                   4,724
        730    GENERAL GROWTH PROPERTIES INCORPORATED                                                               36,785
        977    HOME PROPERTIES INCORPORATED<<                                                                       48,225
        122    IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                                1,014
        667    LASALLE HOTEL PROPERTIES                                                                             26,647
        757    MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                       41,105
      1,070    NATIONAL HEALTH INVESTORS INCORPORATED                                                               28,483
        617    SIMON PROPERTY GROUP INCORPORATED                                                                    51,192
        619    SOVRAN SELF STORAGE INCORPORATED                                                                     32,188

                                                                                                                   481,377
                                                                                                              ------------

HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES - 0.10%
        551    BED BATH & BEYOND INCORPORATED+                                                                      19,858
        696    BEST BUY COMPANY INCORPORATED                                                                        37,486
        553    CIRCUIT CITY STORES INCORPORATED                                                                     13,289
        184    COST PLUS INCORPORATED+                                                                               3,531
        108    GUITAR CENTER INCORPORATED+<<                                                                         5,590
         28    MOVIE GALLERY INCORPORATED<<                                                                             89
        303    RADIO SHACK CORPORATION                                                                               5,924

                                                                                                                    85,767
                                                                                                              ------------

HOTELS, ROOMING HOUSES, CAMPS &
OTHER LODGE PLACES - 0.10%
        343    BOYD GAMING CORPORATION                                                                              14,999
        116    GAYLORD ENTERTAINMENT COMPANY+<<                                                                      5,179
        894    HILTON HOTELS CORPORATION                                                                            21,635
        276    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                          18,879

WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND            PORTFOLIO OF INVESTMENTS --
                                                    FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                      VALUE
COMMON STOCKS - (CONTINUED)
        482    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                               $     30,607

                                                                                                                    91,299
                                                                                                              ------------

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT - 1.89%
      1,229    3M COMPANY                                                                                           90,442
        128    ACTUANT CORPORATION CLASS A                                                                           7,053
      1,378    APPLE COMPUTER INCORPORATED+                                                                         94,448
      2,984    APPLIED MATERIALS INCORPORATED                                                                       54,727
        261    AXCELIS TECHNOLOGIES INCORPORATED+                                                                    1,804
        703    BAKER HUGHES INCORPORATED                                                                            47,783
        187    BLACK & DECKER CORPORATION                                                                           16,003
         64    BLACK BOX CORPORATION                                                                                 3,058
        152    BRIGGS & STRATTON CORPORATION                                                                         5,393
      1,450    BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                          7,642
      1,188    CATERPILLAR INCORPORATED                                                                             86,819
        133    CDW CORPORATION<<                                                                                     7,562
        380    DEERE & COMPANY                                                                                      28,983
      4,196    DELL INCORPORATED+                                                                                  121,684
        224    DOVER CORPORATION                                                                                    10,739
        306    EATON CORPORATION                                                                                    21,319
      4,312    EMC CORPORATION+                                                                                     60,454
        317    EMULEX CORPORATION+                                                                                   5,643
        708    ENTEGRIS INCORPORATED+                                                                                7,406
        141    FLOWSERVE CORPORATION+                                                                                7,247
        289    GARDNER DENVER INCORPORATED+                                                                         17,733
      1,178    GATEWAY INCORPORATED+                                                                                 2,780
        350    GLOBAL IMAGING SYSTEMS INCORPORATED+                                                                 12,635
        559    GRANT PRIDECO INCORPORATED+                                                                          22,623
      4,752    HEWLETT-PACKARD COMPANY                                                                             155,913
        785    HITACHI LIMITED ADR                                                                                  54,832
      2,590    INTERNATIONAL BUSINESS MACHINES CORPORATION                                                         207,822
        532    JOY GLOBAL INCORPORATED                                                                              27,430
        238    LEXMARK INTERNATIONAL INCORPORATED+                                                                  11,207
      4,235    MAKITA CORPORATION                                                                                  122,747
        116    MODINE MANUFACTURING COMPANY                                                                          3,254
      5,677    NEC CORPORATION ADR                                                                                  35,084
        527    PALL CORPORATION                                                                                     15,504
        160    PALM INCORPORATED+<<                                                                                  6,608
        483    PITNEY BOWES INCORPORATED                                                                            20,643
        167    PROQUEST COMPANY+                                                                                     3,557
        337    SANDISK CORPORATION+                                                                                 20,335
        209    SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                               6,391
      1,392    SIEMENS AG ADR<<                                                                                    128,036
        476    SMITH INTERNATIONAL INCORPORATED                                                                     18,436
      2,705    SOLECTRON CORPORATION+                                                                                9,765
        308    STANLEY WORKS                                                                                        15,443
        661    SYMBOL TECHNOLOGIES INCORPORATED                                                                      7,681
        103    TEREX CORPORATION+                                                                                    8,152
        388    TORO COMPANY                                                                                         17,898
        131    WATSCO INCORPORATED                                                                                   9,120
        531    WESTERN DIGITAL CORPORATION+                                                                         11,815

                                                                                                                 1,659,653
                                                                                                              ------------

SHARES         SECURITY NAME                                                                                      VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.12%
        396    AON CORPORATION                                                                             $        15,686
        287    HILB, ROGAL & HAMILTON COMPANY                                                                       11,092
        397    HUMANA INCORPORATED+                                                                                 20,513
        884    MARSH & MCLENNAN COMPANIES INCORPORATED                                                              27,324
        269    NATIONAL FINANCIAL PARTNERS CORPORATION                                                              15,831
        774    UNUMPROVIDENT CORPORATION<<                                                                          16,014

                                                                                                                   106,460
                                                                                                              ------------

INSURANCE CARRIERS - 1.69%
        865    AEGON NV ADR                                                                                         14,272
      1,060    AETNA INCORPORATED                                                                                   54,060
        838    AFLAC INCORPORATED                                                                                   38,757
      1,122    ALLSTATE CORPORATION                                                                                 61,463
        302    AMBAC FINANCIAL GROUP INCORPORATED                                                                   22,695
      3,776    AMERICAN INTERNATIONAL GROUP INCORPORATED                                                           250,575
        266    AMERIGROUP CORPORATION+                                                                               5,690
      2,176    AXA ADR<<                                                                                            76,987
        329    CENTENE CORPORATION+                                                                                  8,998
        363    CHUBB CORPORATION                                                                                    34,757
        189    CIGNA CORPORATION                                                                                    23,200
        572    CINCINNATI FINANCIAL CORPORATION                                                                     25,374
        555    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                       45,721
        216    HEALTH NET INCORPORATED+                                                                             10,357
      1,970    ING GROUP NV ADR<<                                                                                   74,052
        327    KANSAS CITY LIFE INSURANCE COMPANY                                                                   16,481
         87    LANDAMERICA FINANCIAL GROUP INCORPORATED                                                              5,803
        361    LINCOLN NATIONAL CORPORATION<<                                                                       20,494
        354    LOEWS CORPORATION                                                                                    32,660
         41    MARKEL CORPORATION+                                                                                  13,471
        362    MBIA INCORPORATED<<                                                                                  21,264
        474    METLIFE INCORPORATED                                                                                 23,757
        257    MGIC INVESTMENT CORPORATION                                                                          16,384
      1,068    MILLEA HOLDINGS INCORPORATED                                                                        108,381
      1,018    PHOENIX COMPANIES INCORPORATED                                                                       14,608
        673    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                               32,789
        216    PROASSURANCE CORPORATION+                                                                            11,079
        339    PROGRESSIVE CORPORATION                                                                              36,426
        855    PRUDENTIAL FINANCIAL INCORPORATED                                                                    65,869
        398    SAFECO CORPORATION                                                                                   20,501
      1,245    ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                            53,510
        270    THE HANOVER INSURANCE GROUP INCORPORATED                                                             13,082
        261    TORCHMARK CORPORATION                                                                                14,269
        315    UNITED INSURANCE COMPANIES INCORPORATED                                                              11,557
      2,195    UNITEDHEALTH GROUP INCORPORATED                                                                     127,815
      1,022    WELLPOINT INCORPORATED+                                                                              78,479

                                                                                                                 1,485,637
                                                                                                              ------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.01%
        296    CORRECTIONS CORPORATION OF AMERICA+                                                                  12,731
                                                                                                              ------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                      VALUE
LEATHER & LEATHER PRODUCTS - 0.03%
        830    COACH INCORPORATED+                                                                            $     29,648
                                                                                                              ------------

LOCAL & SUB-TRANSIT & INTERURBAN
HIGHWAY PASS TRANSPORTATION - 0.01%
        264    LAIDLAW INTERNATIONAL INCORPORATED                                                                    7,286
                                                                                                              ------------

LUMBER & WOOD PRODUCTS,
EXCEPT FURNITURE - 0.00%
        174    CHAMPION ENTERPRISES INCORPORATED+                                                                    2,700
                                                                                                              ------------

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
& OPTICAL GOODS - 0.94%
        164    ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                               7,295
        165    AFFYMETRIX INCORPORATED+<<                                                                            5,859
        879    AGILENT TECHNOLOGIES INCORPORATED+                                                                   31,644
        379    ALIGN TECHNOLOGY INCORPORATED+                                                                        3,093
        232    ALLERGAN INCORPORATED                                                                                25,116
        500    AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                      10,835
        119    ANALOGIC CORPORATION                                                                                  6,420
        533    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                         15,068
        130    BAUSCH & LOMB INCORPORATED                                                                            8,997
      1,022    BAXTER INTERNATIONAL INCORPORATED                                                                    38,683
        506    BECTON DICKINSON & COMPANY                                                                           32,308
        553    BIOMET INCORPORATED                                                                                  20,129
      1,119    BOSTON SCIENTIFIC CORPORATION+<<                                                                     27,326
        261    C.R. BARD INCORPORATED                                                                               17,093
        369    CONMED CORPORATION+                                                                                   7,144
         84    COOPER COMPANIES INCORPORATED                                                                         4,407
        122    CYBERONICS INCORPORATED+<<                                                                            3,315
        434    DANAHER CORPORATION<<                                                                                26,292
         72    DRS TECHNOLOGIES INCORPORATED                                                                         3,799
        573    EASTMAN KODAK COMPANY<<                                                                              16,073
        336    ESCO TECHNOLOGIES INCORPORATED+                                                                      17,062
        328    FLIR SYSTEMS INCORPORATED+                                                                            8,476
        524    GUIDANT CORPORATION                                                                                  40,222
        286    INTEGRA LIFESCIENCES HOLDINGS+                                                                       11,394
      2,045    MEDTRONIC INCORPORATED                                                                              110,328
        100    MENTOR CORPORATION<<                                                                                  4,304
         75    MILLIPORE CORPORATION+                                                                                5,200
        192    POLYMEDICA CORPORATION                                                                                7,765
        818    RAYTHEON COMPANY                                                                                     35,501
        302    RESMED INCORPORATED+                                                                                 12,258
        390    RICOH COMPANY LIMITED ADR                                                                            35,900
        379    ROCKWELL AUTOMATION INCORPORATED                                                                     25,836
        642    ST. JUDE MEDICAL INCORPORATED+                                                                       29,275
        543    STRYKER CORPORATION                                                                                  25,097
         85    SYBRON DENTAL SPECIALTIES INCORPORATED+<<                                                             3,252
         95    TECHNE CORPORATION+<<                                                                                 5,650
        504    TERADYNE INCORPORATED+                                                                                8,462
        429    THERMO ELECTRON CORPORATION+                                                                         14,852
        360    TRIMBLE NAVIGATION LIMITED+                                                                          14,728
        157    VARIAN INCORPORATED+                                                                                  6,264
        463    VIASYS HEALTHCARE INCORPORATED+                                                                      13,510
        292    WATERS CORPORATION+                                                                                  12,477
        256    WRIGHT MEDICAL GROUP INCORPORATED+                                                                    4,948

SHARES         SECURITY NAME                                                                                      VALUE
        166    X-RITE INCORPORATED<<                                                                          $      2,117
      1,820    XEROX CORPORATION+                                                                                   27,118
        441    ZIMMER HOLDINGS INCORPORATED+                                                                        30,508

                                                                                                                   823,400
                                                                                                              ------------

MEDICAL MANAGEMENT SERVICES - 0.02%
        246    COVENTRY HEALTH CARE INCORPORATED+                                                                   14,666
                                                                                                              ------------

METAL MINING - 0.24%
        123    CLEVELAND CLIFFS INCORPORATED<<                                                                      10,584
        957    NEWMONT MINING CORPORATION                                                                           50,645
        181    PHELPS DODGE CORPORATION                                                                             24,978
        610    RIO TINTO PLC ADR                                                                                   115,070
        494    STILLWATER MINING COMPANY+                                                                            6,427

                                                                                                                   207,704
                                                                                                              ------------

MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS - 0.03%
        285    VULCAN MATERIALS COMPANY                                                                             22,515
                                                                                                              ------------

MISCELLANEOUS MANUFACTURING
INDUSTRIES - 0.38%
        483    ACCO BRANDS CORPORATION+                                                                             11,486
        476    HASBRO INCORPORATED                                                                                   9,658
      4,732    JOHNSON & JOHNSON                                                                                   272,800
      1,020    MATTEL INCORPORATED                                                                                  17,187
        291    TIFFANY & COMPANY                                                                                    10,805
        361    YANKEE CANDLE COMPANY INCORPORATED                                                                   10,483

                                                                                                                   332,419
                                                                                                              ------------

MISCELLANEOUS RETAIL - 0.34%
        471    AMAZON.COM INCORPORATED+<<                                                                           17,658
        298    CASH AMERICA INTERNATIONAL INCORPORATED                                                               7,986
        869    COSTCO WHOLESALE CORPORATION                                                                         44,562
      1,414    CVS CORPORATION                                                                                      40,059
        296    DILLARDS INCORPORATED CLASS A                                                                         7,302
        111    GSI COMMERCE INCORPORATED+<<                                                                          1,771
        114    LONGS DRUG STORES CORPORATION<<                                                                       4,374
        373    MICHAELS STORES INCORPORATED                                                                         11,973
        636    OFFICE DEPOT INCORPORATED+                                                                           22,693
        391    PETSMART INCORPORATED                                                                                10,150
        154    PRICELINE.COM INCORPORATED+                                                                           3,781
      1,473    STAPLES INCORPORATED                                                                                 36,148
      1,807    WALGREEN COMPANY                                                                                     81,062
         10    WORLD FUEL SERVICES CORPORATION                                                                         303
        206    ZALE CORPORATION+                                                                                     5,366

                                                                                                                   295,188
                                                                                                              ------------

MISCELLANEOUS SERVICES - 0.06%
      2,799    ADECCO SA ADR                                                                                        38,514
        216    D&B CORPORATION+                                                                                     15,712

                                                                                                                    54,226
                                                                                                              ------------

MOTION PICTURES - 0.38%
      5,548    LIBERTY MEDIA CORPORATION CLASS A+                                                                   45,715
        317    MACROVISION CORPORATION+                                                                              6,407
      3,546    NEWS CORPORATION CLASS A                                                                             57,729
      7,473    TIME WARNER INCORPORATED                                                                            129,358
      3,443    WALT DISNEY COMPANY                                                                                  96,369

                                                                                                                   335,578
                                                                                                              ------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                      VALUE
MOTOR FREIGHT TRANSPORTATION
& WAREHOUSING - 0.12%
        199    FORWARD AIR CORPORATION                                                                        $      7,061
        312    LANDSTAR SYSTEM INCORPORATED                                                                         14,536
      1,022    UNITED PARCEL SERVICE INCORPORATED CLASS B                                                           76,354
         73    YRC WORLDWIDE INCORPORATED+                                                                           3,492

                                                                                                                   101,443
                                                                                                              ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.68%
      1,754    AMERICAN EXPRESS COMPANY                                                                             94,506
        407    AMERICREDIT CORPORATION+                                                                             12,006
        779    APOLLO INVESTMENT CORPORATION<<                                                                      14,637
        485    CAPITAL ONE FINANCIAL CORPORATION                                                                    42,486
        993    CHARTER MUNICIPAL MORTGAGE ACCEPTANCE COMPANY                                                        21,916
        441    CIT GROUP INCORPORATED                                                                               23,713
        984    COUNTRYWIDE FINANCIAL CORPORATION                                                                    33,928
      1,589    FANNIE MAE                                                                                           86,887
        445    FINANCIAL FEDERAL CORPORATION                                                                        12,429
      1,158    FREDDIE MAC                                                                                          78,038
        992    ORIX CORPORATION ADR                                                                                131,440
        786    SLM CORPORATION                                                                                      44,338
         16    WFS FINANCIAL INCORPORATED+                                                                           1,317
         57    WORLD ACCEPTANCE CORPORATION+                                                                         1,469

                                                                                                                   599,110
                                                                                                              ------------

OIL & GAS EXTRACTION - 1.16%
        441    ANADARKO PETROLEUM CORPORATION                                                                       43,730
        596    APACHE CORPORATION                                                                                   39,884
         63    ATWOOD OCEANICS INCORPORATED+                                                                         5,681
      2,948    BHP BILLITON LIMITED ADR                                                                            106,393
        636    BJ SERVICES COMPANY                                                                                  19,913
        801    BURLINGTON RESOURCES INCORPORATED                                                                    72,234
        326    CIMAREX ENERGY COMPANY                                                                               13,907
        548    DENBURY RESOURCES INCORPORATED+                                                                      15,536
        948    DEVON ENERGY CORPORATION                                                                             55,581
      1,867    ENI SPA ADR                                                                                         106,923
        783    HALLIBURTON COMPANY                                                                                  53,244
        339    HANOVER COMPRESSOR COMPANY+<<                                                                         5,180
        247    KERR-MCGEE CORPORATION                                                                               24,132
        653    OCCIDENTAL PETROLEUM CORPORATION                                                                     59,776
        172    OCEANEERING INTERNATIONAL INCORPORATED+                                                               9,484
        570    PATTERSON-UTI ENERGY INCORPORATED<<                                                                  15,704
        420    PIONEER NATURAL RESOURCES COMPANY                                                                    17,678
        513    PLAINS EXPLORATION & PRODUCTION COMPANY+                                                             20,905
      2,786    REPSOL YPF SA ADR                                                                                    78,036
        364    ROWAN COMPANIES INCORPORATED<<                                                                       14,651
        582    SOUTHWESTERN ENERGY COMPANY+                                                                         18,676
         70    STONE ENERGY CORPORATION+                                                                             2,898
      1,166    TOTAL SA ADR<<                                                                                      147,068
        394    UNIT CORPORATION+                                                                                    20,949
        318    VERITAS DGC INCORPORATED+                                                                            13,397
        865    XTO ENERGY INCORPORATED                                                                              36,235

                                                                                                                 1,017,795
                                                                                                              ------------

PAPER & ALLIED PRODUCTS - 0.30%
        239    BEMIS COMPANY INCORPORATED                                                                            7,165

SHARES         SECURITY NAME                                                                                      VALUE
        909    GLATFELTER                                                                                     $     14,944
      1,115    INTERNATIONAL PAPER COMPANY                                                                          36,539
        678    KIMBERLY-CLARK CORPORATION                                                                           40,124
        576    MEADWESTVACO CORPORATION                                                                             16,024
         26    NEENAH PAPER INCORPORATED                                                                               796
        219    OFFICEMAX INCORPORATED                                                                                6,423
        496    PACTIV CORPORATION+                                                                                  11,373
        223    POTLATCH CORPORATION                                                                                  8,126
      3,512    STORA ENSO OYJ ADR                                                                                   49,871
        290    TEMPLE-INLAND INCORPORATED                                                                           12,374
      2,973    UPM-KYMMENE OYJ ADR<<                                                                                63,117

                                                                                                                   266,876
                                                                                                              ------------

PERSONAL SERVICES - 0.04%
        315    CINTAS CORPORATION                                                                                   12,943
        686    H & R BLOCK INCORPORATED                                                                             15,298
        158    REGIS CORPORATION                                                                                     6,048

                                                                                                                    34,289
                                                                                                              ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.70%
        193    AMERADA HESS CORPORATION<<                                                                           26,694
        238    ASHLAND INCORPORATED                                                                                 15,534
      2,833    BP PLC ADR                                                                                          188,168
      3,829    CHEVRONTEXACO CORPORATION                                                                           216,262
      2,394    CONOCOPHILLIPS                                                                                      145,938
        218    ELKCORP                                                                                               7,870
     10,606    EXXON MOBIL CORPORATION                                                                             629,678
        137    HEADWATERS INCORPORATED+<<                                                                            5,085
        775    MARATHON OIL CORPORATION                                                                             54,715
      1,868    ROYAL DUTCH SHELL PLC ADR CLASS A                                                                   112,977
        368    SUNOCO INCORPORATED                                                                                  27,269
        222    TESORO PETROLEUM CORPORATION                                                                         13,411
        954    VALERO ENERGY CORPORATION                                                                            51,316

                                                                                                                 1,494,917
                                                                                                              ------------

PRIMARY METAL INDUSTRIES - 0.34%
      1,477    ALCOA INCORPORATED                                                                                   43,306
        539    ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                27,225
        321    BELDEN CDT INCORPORATED                                                                               8,275
        197    CARPENTER TECHNOLOGY CORPORATION                                                                     16,467
        206    CHAPARRAL STEEL COMPANY+                                                                              9,437
        258    COMMSCOPE INCORPORATED+                                                                               6,189
        501    ENGELHARD CORPORATION                                                                                19,915
      2,007    KUBOTA CORPORATION ADR                                                                               98,484
        134    MAVERICK TUBE CORPORATION+<<                                                                          6,235
        379    MUELLER INDUSTRIES INCORPORATED                                                                      12,511
        220    STEEL DYNAMICS INCORPORATED                                                                          10,120
        206    TEXAS INDUSTRIES INCORPORATED                                                                        12,496
        268    UNITED STATES STEEL CORPORATION<<                                                                    14,606
        507    WORTHINGTON INDUSTRIES INCORPORATED                                                                   9,937

                                                                                                                   295,203
                                                                                                              ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.41%
        502    AMERICAN GREETINGS CORPORATION CLASS A                                                               10,532
        909    BOWNE & COMPANY INCORPORATED                                                                         13,535
      1,226    CBS CORPORATION CLASS B                                                                              29,988
         12    CONSOLIDATED GRAPHICS INCORPORATED+                                                                     613
        195    DOW JONES & COMPANY INCORPORATED<<                                                                    7,927

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                       VALUE
COMMON STOCKS - (CONTINUED)
        382    GANNETT COMPANY INCORPORATED                                                                   $     23,745
        234    KNIGHT-RIDDER INCORPORATED                                                                           14,045
        708    MCGRAW-HILL COMPANIES INCORPORATED                                                                   37,588
        158    MEREDITH CORPORATION                                                                                  8,704
        396    NEW YORK TIMES COMPANY CLASS A                                                                       11,175
      2,371    PEARSON PLC ADR                                                                                      29,519
        179    R.H. DONNELLEY CORPORATION+                                                                          10,919
      3,114    REED ELSEVIER NV ADR                                                                                 84,202
        608    RR DONNELLEY & SONS COMPANY                                                                          20,465
        148    TRIBUNE COMPANY                                                                                       4,529
        117    VALASSIS COMMUNICATIONS INCORPORATED+<<                                                               3,223
      1,226    VIACOM INCORPORATED CLASS B+                                                                         48,991

                                                                                                                   359,700
                                                                                                              ------------

RAILROAD TRANSPORTATION - 0.19%
        722    BURLINGTON NORTHERN SANTA FE CORPORATION                                                             56,778
        495    CSX CORPORATION                                                                                      27,413
        845    NORFOLK SOUTHERN CORPORATION                                                                         43,247
        423    UNION PACIFIC CORPORATION                                                                            37,457

                                                                                                                   164,895
                                                                                                              ------------

REAL ESTATE - 0.03%
        143    JONES LANG LASALLE INCORPORATED                                                                       9,678
        273    NEW CENTURY FINANCIAL CORPORATION                                                                    10,579
        100    PHH CORPORATION+                                                                                      2,859
        283    STEWART ENTERPRISES INCORPORATED CLASS A                                                              1,435

                                                                                                                    24,551
                                                                                                              ------------

RETAIL, TRADE & SERVICES - 0.00%
        136    MEN'S WEARHOUSE INCORPORATED+<<                                                                       4,260
                                                                                                              ------------

RUBBER & MISCELLANEOUS PLASTICS
PRODUCTS - 0.10%
        645    A. SCHULMAN INCORPORATED                                                                             15,112
        473    COOPER TIRE & RUBBER COMPANY                                                                          7,048
        231    JARDEN CORPORATION+<<                                                                                 6,928
        224    SEALED AIR CORPORATION                                                                               12,741
        799    THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                11,450
        127    TREX COMPANY INCORPORATED+                                                                            3,301
        628    TUPPERWARE CORPORATION                                                                               13,307
        432    WEST PHARMACEUTICAL SERVICES INCORPORATED                                                            13,949

                                                                                                                    83,836
                                                                                                              ------------

SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES - 0.87%
        729    AMERIPRISE FINANCIAL INCORPORATED                                                                    33,155
        207    BEAR STEARNS COMPANIES INCORPORATED                                                                  27,829
      2,078    CHARLES SCHWAB CORPORATION                                                                           33,684
         77    CHICAGO MERCANTILE EXCHANGE                                                                          32,771
      1,759    CREDIT SUISSE GROUP ADR<<                                                                            97,273
        375    FRANKLIN RESOURCES INCORPORATED                                                                      38,505
        635    FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A<<                                                 6,325
        643    GOLDMAN SACHS GROUP INCORPORATED                                                                     90,849
        146    LADENBURG THALMANN FINANCIAL SERVICES INCORPORATED+                                                      96

SHARES         SECURITY NAME                                                                                      VALUE
        451    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                          $     65,823
      1,674    MERRILL LYNCH & COMPANY INCORPORATED                                                                129,250
      1,778    MORGAN STANLEY                                                                                      106,076
      3,308    NOMURA HOLDINGS INCORPORATED ADR<<                                                                   63,811
        119    PIPER JAFFRAY COMPANIES INCORPORATED+                                                                 5,912
        373    T. ROWE PRICE GROUP INCORPORATED                                                                     28,639

                                                                                                                   759,998
                                                                                                              ------------

SOCIAL SERVICES - 0.00%
         97    BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                        3,250
                                                                                                              ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.35%
        186    CABOT MICROELECTRONICS CORPORATION+<<                                                                 6,346
        289    CARBO CERAMICS INCORPORATED                                                                          15,823
      2,654    CORNING INCORPORATED+                                                                                64,784
        540    GENTEX CORPORATION                                                                                    8,997
      1,630    HANSON PLC ADR                                                                                       99,332
      4,186    LAFARGE SA ADR                                                                                      109,924

                                                                                                                   305,206
                                                                                                              ------------

TEXTILE MILL PRODUCTS - 0.01%
        342    ALBANY INTERNATIONAL CORPORATION CLASS A                                                             12,712
                                                                                                              ------------

TOBACCO PRODUCTS - 0.31%
      3,380    ALTRIA GROUP INCORPORATED                                                                           243,022
         39    LOEWS CORPORATION - CAROLINA GROUP                                                                    1,852
         23    UNIVERSAL CORPORATION                                                                                   935
        395    UST INCORPORATED<<                                                                                   15,358
        639    VECTOR GROUP LIMITED<<                                                                               11,892

                                                                                                                   273,059
                                                                                                              ------------

TRANSPORTATION BY AIR - 0.34%
        584    AMR CORPORATION+<<                                                                                   14,659
      8,401    BAA PLC ADR                                                                                         117,698
        618    FEDEX CORPORATION                                                                                    66,274
      5,036    JAPAN AIRLINES SYSTEM ADR+                                                                           67,610
        463    JETBLUE AIRWAYS CORPORATION+<<                                                                        5,278
      1,524    SOUTHWEST AIRLINES COMPANY                                                                           25,558

                                                                                                                   297,077
                                                                                                              ------------

TRANSPORTATION EQUIPMENT - 1.12%
        435    ARVIN INDUSTRIES INCORPORATED                                                                         7,282
      2,152    BAE SYSTEMS PLC ADR                                                                                  63,314
      1,425    BOEING COMPANY                                                                                      103,583
        288    BRUNSWICK CORPORATION                                                                                11,298
      1,217    DAIMLERCHRYSLER AG ADR<<                                                                             67,507
      5,156    FIAT SPA ADR                                                                                         55,943
      3,160    FORD MOTOR COMPANY<<                                                                                 25,185
        290    GENERAL DYNAMICS CORPORATION                                                                         35,748
        666    GENERAL MOTORS CORPORATION<<                                                                         13,526
        365    GOODRICH CORPORATION                                                                                 15,272
         50    GROUP 1 AUTOMOTIVE INCORPORATED                                                                       1,914
        563    HARLEY-DAVIDSON INCORPORATED                                                                         29,563
      2,050    HONDA MOTOR COMPANY LIMITED ADR                                                                      60,229
      1,416    HONEYWELL INTERNATIONAL INCORPORATED                                                                 57,985
        344    ITT INDUSTRIES INCORPORATED                                                                          18,060
        329    JOHNSON CONTROLS INCORPORATED                                                                        23,448
        524    LOCKHEED MARTIN CORPORATION                                                                          38,184
        587    NORTHROP GRUMMAN CORPORATION                                                                         37,627

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND            FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                      VALUE
COMMON STOCKS - (CONTINUED)
        356    PACCAR INCORPORATED                                                                            $     24,874
         33    SEQUA CORPORATION+                                                                                    2,802
        228    SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                      4,913
        294    TEXTRON INCORPORATED                                                                                 25,904
        245    THOR INDUSTRIES INCORPORATED                                                                         11,564
      1,294    TOYOTA MOTOR CORPORATION ADR                                                                        138,290
         60    TRINITY INDUSTRIES INCORPORATED                                                                       3,180
         18    TRIUMPH GROUP INCORPORATED+                                                                             753
      1,737    UNITED TECHNOLOGIES CORPORATION                                                                     101,615

                                                                                                                   979,563
                                                                                                              ------------

TRANSPORTATION SERVICES - 0.05%
        481    EXPEDIA INCORPORATED+<<                                                                               9,124
        358    EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                  27,849
        292    SABRE HOLDINGS CORPORATION                                                                            7,046

                                                                                                                    44,019
                                                                                                              ------------

WATER TRANSPORTATION - 0.01%
        166    KIRBY CORPORATION+                                                                                   10,176
                                                                                                              ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.29%
        406    AMERISOURCEBERGEN CORPORATION                                                                        18,672
        157    BROWN-FORMAN CORPORATION CLASS B                                                                     11,047
        664    CARDINAL HEALTH INCORPORATED                                                                         48,207
        478    HANDLEMAN COMPANY<<                                                                                   4,699
        549    MCKESSON CORPORATION                                                                                 29,717
        542    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                 30,200
        313    NIKE INCORPORATED CLASS B                                                                            27,162
        342    NU SKIN ENTERPRISES INCORPORATED CLASS A                                                              6,183
        297    SCHOOL SPECIALTY INCORPORATED+<<                                                                     10,359
        409    SUPERVALU INCORPORATED                                                                               12,925
      1,112    SYSCO CORPORATION                                                                                    33,460
        130    TRACTOR SUPPLY COMPANY+                                                                               8,213
        332    UNITED NATURAL FOODS INCORPORATED+<<                                                                 11,042

                                                                                                                   251,886
                                                                                                              ------------

WHOLESALE TRADE-DURABLE GOODS - 0.53%
        305    INSIGHT ENTERPRISES INCORPORATED+                                                                     6,567
        520    KYOCERA CORPORATION ADR                                                                              46,119
      2,492    MITSUBISHI CORPORATION ADR                                                                          117,043
        400    MITSUI & COMPANY LIMITED ADR                                                                        108,000
      1,650    NISSAN MOTOR COMPANY LIMITED ADR<<                                                                   37,966
        258    OMNICARE INCORPORATED                                                                                15,699
        426    PEP BOYS-MANNY, MOE & JACK                                                                            6,688
        119    RELIANCE STEEL & ALUMINUM COMPANY                                                                     9,804
        431    SCP POOL CORPORATION                                                                                 18,736
      8,107    SUMITOMO MITSUI FINANCIAL                                                                            89,592
          3    VISTEON CORPORATION                                                                                      14
         70    W.W. GRAINGER INCORPORATED                                                                            5,183

                                                                                                                   461,411
                                                                                                              ------------

TOTAL COMMON STOCKS
(COST $24,420,214)                                                                                              31,320,018
                                                                                                              ------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL      SECURITY NAME                                                          %         DATE              VALUE
US TREASURY SECURITIES - 63.42%

US TREASURY BILLS - 0.43%
$   128,000    US TREASURY BILL<<^                                                  4.18       03/02/2006     $    127,985
      6,000    US TREASURY BILL<<^                                                  4.20       03/02/2006            5,999
    243,000    US TREASURY BILL<<^                                                  4.23       03/02/2006          242,972

                                                                                                                   376,956
                                                                                                              ------------
US TREASURY NOTES - 62.99%
  8,127,000    US TREASURY NOTE<<                                                   2.63       03/15/2009        7,661,916
    600,000    US TREASURY NOTE<<                                                   5.50       05/15/2009          615,023
 13,965,000    US TREASURY NOTE<<                                                   4.00       06/15/2009       13,687,879
  2,820,000    US TREASURY NOTE<<                                                   3.38       09/15/2009        2,703,785
  3,700,000    US TREASURY NOTE                                                     3.50       11/15/2009        3,556,192
  1,000,000    US TREASURY NOTE<<                                                   3.63       01/15/2010          964,180
 12,905,000    US TREASURY NOTE<<                                                   4.00       03/15/2010       12,600,016
  4,083,000    US TREASURY NOTE<<                                                   4.13       08/15/2010        4,001,181
  9,857,000    US TREASURY NOTE<<                                                   3.88       09/15/2010        9,555,514

                                                                                                                55,345,686
                                                                                                              ------------

TOTAL US TREASURY SECURITIES
(COST $57,122,933)                                                                                              55,722,642
                                                                                                              ------------

COLLATERAL FOR SECURITIES LENDING - 47.67%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
11,610         SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               11,610
    72         SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          72

                                                                                                                    11,682
                                                                                                              ------------

PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 47.66%
$   33,626     ABBEY NATIONAL TREASURY SERVICE                                      4.69       01/16/2007           33,664
   498,960     AMERICAN EXPRESS BANK FSB                                            4.54       01/26/2007          498,880
    23,321     AMERICAN EXPRESS CREDIT CORPORATION                                  4.74       05/16/2006           23,332
   314,562     AMERICAN GENERAL FINANCE                                             4.60       03/15/2007          314,687
   380,283     AMSTEL FUNDING CORPORATION                                           4.39       03/28/2006          378,994
   542,347     AQUIFER FUNDING LIMITED                                              4.55       03/06/2006          542,011
   542,347     AQUIFER FUNDING LIMITED                                              4.55       03/07/2006          541,941
    97,557     AQUINAS FUNDING LLC                                                  4.56       03/23/2006           97,288
     9,231     AQUINAS FUNDING LLC                                                  4.77       05/15/2006            9,141

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                    %         DATE              VALUE
COLLATERAL INVESTED IN OTHER ASSETS - (CONTINUED)
$    27,117          ATLANTIS ONE FUNDING CORPORATION                               4.55       03/09/2006     $     27,090
     54,235          ATLAS CAPITAL FUNDING LIMITED                                  4.40       03/09/2006           54,180
    132,517          ATLAS CAPITAL FUNDING LIMITED                                  4.62       05/17/2006          131,188
    306,220          ATOMIUM FUNDING CORPORATION                                    4.46       03/17/2006          305,608
    347,102          ATOMIUM FUNDING CORPORATION                                    4.54       03/20/2006          346,276
  3,687,963          BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY
                     VALUE $3,688,435)                                              4.61       03/01/2006        3,687,963
  1,084,695          BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
                     VALUE $1,084,834)                                              4.61       03/01/2006        1,084,695
     40,774          BETA FINANCE INCORPORATED SERIES MTN                           4.64       06/02/2006           40,783
  4,295,392          BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $4,295,942)   4.61       03/01/2006        4,295,392
    976,225          BUCKINGHAM CDO LLC                                             4.55       03/03/2006          975,981
    238,286          BUCKINGHAM CDO LLC                                             4.55       03/07/2006          238,107
    123,384          BUCKINGHAM CDO LLC                                             4.55       03/08/2006          123,277
    216,939          BUCKINGHAM CDO LLC                                             4.56       03/20/2006          216,423
    271,174          BUCKINGHAM CDO LLC                                             4.59       03/30/2006          270,187
    661,371          BUCKINGHAM II CDO LLC                                          4.55       03/03/2006          661,206
  1,081,983          BUCKINGHAM II CDO LLC                                          4.58       03/29/2006        1,078,175
    336,255          BUCKINGHAM II CDO LLC                                          4.59       03/24/2006          335,284
    433,878          CAIRN HIGH GRADE FUNDING I                                     4.54       03/02/2006          433,822
    216,939          CAIRN HIGH GRADE FUNDING I                                     4.56       03/16/2006          216,531

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                    %         DATE              VALUE
$   195,245          CAIRN HIGH GRADE FUNDING I                                     4.56       03/21/2006     $    194,755
    271,174          CAIRN HIGH GRADE FUNDING I                                     4.56       03/23/2006          270,425
    238,633          CAIRN HIGH GRADE FUNDING I                                     4.56       03/24/2006          237,943
    211,516          CAIRN HIGH GRADE FUNDING I                                     4.59       03/31/2006          210,718
     21,694          CC USA INCORPORATED                                            4.56       07/14/2006           21,694
      2,907          CEDAR SPRINGS CAPITAL COMPANY LLC                              4.46       03/13/2006            2,903
     31,055          CEDAR SPRINGS CAPITAL COMPANY LLC                              4.48       03/07/2006           31,032
     65,385          CEDAR SPRINGS CAPITAL COMPANY LLC                              4.48       03/10/2006           65,312
    108,469          CEDAR SPRINGS CAPITAL COMPANY LLC                              4.48       03/22/2006          108,184
    140,425          CEDAR SPRINGS CAPITAL COMPANY LLC                              4.54       04/10/2006          139,710
     98,783          CEDAR SPRINGS CAPITAL COMPANY LLC                              4.56       03/14/2006           98,622
     10,923          CEDAR SPRINGS CAPITAL COMPANY LLC                              4.57       03/23/2006           10,893
    325,408          CEDAR SPRINGS CAPITAL COMPANY LLC                              4.57       04/19/2006          323,362
    329,140          CEDAR SPRINGS CAPITAL COMPANY LLC                              4.71       05/08/2006          326,224
    129,274          CEDAR SPRINGS CAPITAL COMPANY LLC                              4.73       05/12/2006          128,061
     54,235          CITIGROUP INCORPORATED                                         4.62       03/20/2006           54,230
     18,082          CLIPPER RECEIVABLES CORPORATION                                4.57       03/20/2006           18,039
     75,929          CONCORD MINUTEMEN CAPITAL COMPANY (SERIES A)                   4.60       04/05/2006           75,591
    399,851          CONCORD MINUTEMEN CAPITAL COMPANY                              4.55       03/06/2006          399,851
    688,781          CONCORD MINUTEMEN CAPITAL COMPANY                              4.55       03/15/2006          688,781
    488,113          CONCORD MINUTEMEN CAPITAL COMPANY                              4.55       03/08/2007          488,113

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND                       FEBRUARY 28, 2006
--------------------------------------------------------------------------------

                                                                                  INTEREST
                                                                                  RATE           MATURITY
PRINCIPAL            SECURITY NAME                                                   %           DATE             VALUE
COLLATERAL INVESTED IN OTHER ASSETS - (CONTINUED)
$    170,069         CORPORATE ASSET
                     SECURITIZATION
                     AUSTRALIA LIMITED                                              4.46       03/15/2006     $    169,772
     644,341         CORPORATE ASSET
                     SECURITIZATION
                     AUSTRALIA LIMITED                                              4.55       03/09/2006          643,697
     262,496         CORPORATE ASSET
                     SECURITIZATION
                     AUSTRALIA LIMITED                                              4.56       03/13/2006          262,102
     650,275         CORPORATE ASSET
                     SECURITIZATION
                     AUSTRALIA LIMITED                                              4.56       03/21/2006          648,642
       4,881         CREDIT SUISSE BANK                                             4.52       03/21/2006            4,880
      29,829         CREDIT SUISSE BANK
                     FIRST BOSTON                                                   4.77       06/19/2006           29,855
     477,266         CREDIT SUISSE FIRST
                     BOSTON NEW YORK
                     SERIES YCD1                                                    4.61       05/04/2006          476,822
      16,943         CULLINAN FINANCE
                     CORPORATION                                                    4.75       05/11/2006           16,786
      54,669         DEER VALLEY
                     FUNDING LLC                                                    4.51       03/20/2006           54,538
     257,214         DEER VALLEY
                     FUNDING LLC                                                    4.54       03/03/2006          257,149
     975,477         DEER VALLEY
                     FUNDING LLC                                                    4.58       03/23/2006          972,785
     162,704         EIFFEL FUNDING LLC                                             4.48       03/27/2006          162,174
     127,831         EIFFEL FUNDING LLC                                             4.56       03/10/2006          127,687
      14,047         EIFFEL FUNDING LLC                                             4.58       03/28/2006           13,999
      72,946         EUREKA
                     SECURITIZATION
                     INCORPORATED                                                   4.48       03/09/2006           72,873
     148,061         FIVE FINANCE
                     INCORPORATED                                                   4.57       03/27/2006          147,578
      37,964         FIVE FINANCE
                     INCORPORATED                                                   4.57       03/28/2006           37,836
      54,582         FOUNTAIN SQUARE
                     COMMERCIAL FUNDING
                     CORPORATION                                                    4.33       03/16/2006           54,479
      10,847         GALAXY FUNDING
                     INCORPORATED                                                   4.56       03/21/2006           10,820
      23,918         GEMINI
                     SECURITIZATION
                     INCORPORATED                                                   4.41       03/10/2006           23,890
      10,847         GENERAL ELECTRIC
                     CAPITAL                                                        4.52       03/29/2006           10,845
     130,272         GENERAL ELECTRIC
                     CAPITAL                                                        4.62       09/18/2006          130,396
     249,751         GENERAL ELECTRIC
                     CAPITAL                                                        4.91       05/12/2006          249,846

                                                                                  INTEREST
                                                                                  RATE           MATURITY
PRINCIPAL            SECURITY NAME                                                   %           DATE             VALUE
$    173,551         GENERAL ELECTRIC
                     CAPITAL ASSURANCE
                     COMPANY                                                        4.65       06/16/2006     $    173,551
      48,638         GEORGE STREET
                     FINANCE LLC                                                    4.43       03/13/2006           48,565
     553,194         GOLDMAN SACHS
                     GROUP INCORPORATED                                             4.66       06/30/2006          553,194
     271,174         GOLDMAN SACHS
                     GROUP INCORPORATED                                             4.71       08/16/2006          271,174
      17,626         GOLDMAN SACHS
                     GROUP INCORPORATED                                             4.94       08/18/2006           17,645
       9,046         GRAMPIAN FUNDING
                     LIMITED                                                        4.44       04/11/2006            8,999
      79,183         HBOS TREASURY
                     SERVICES PLC                                                   4.55       06/30/2006           79,192
      27,605         ING AMERICA
                     INSURANCE HOLDINGS
                     INCORPORATED                                                   4.58       03/14/2006           27,560
     911,144         ING USA ANNUITY
                     & LIFE INSURANCE                                               4.72       06/06/2006          911,144
     271,174         IRISH LIFE &
                     PERMANENT                                                      4.46       03/28/2006          270,254
       8,363         JUPITER SECURITIZATION
                     CORPORATION                                                    4.57       03/20/2006            8,343
      23,321         K2 USA LLC                                                     4.46       04/20/2006           23,171
      54,354         K2 USA LLC                                                     4.63       07/24/2006           54,370
     694,205         KAUPTHING BANK
                     HF SERIES MTN                                                  4.63       03/20/2007          694,177
     292,868         KLIO FUNDING
                     CORPORATION                                                    4.57       03/23/2006          292,059
     275,035         KLIO II FUNDING
                     CORPORATION                                                    4.56       03/17/2006          274,485
     542,347         KLIO II FUNDING
                     CORPORATION                                                    4.59       03/27/2006          540,579
     449,899         KLIO III FUNDING
                     CORPORATION                                                    4.46       03/20/2006          448,828
     154,168         KLIO III FUNDING
                     CORPORATION                                                    4.49       04/05/2006          153,482
     492,744         KLIO III FUNDING
                     CORPORATION                                                    4.56       03/23/2006          491,384
     227,786         LEHMAN BROTHERS
                     HOLDINGS
                     INCORPORATED                                                   4.61       03/16/2006          227,786
      21,694         LEHMAN BROTHERS
                     HOLDINGS
                     INCORPORATED SERIES
                     MTNG                                                           4.59       06/02/2006           21,697
      11,899         LEXINGTON PARKER
                     CAPITAL CORPORATION                                            4.45       04/18/2006           11,826
      26,239         LEXINGTON PARKER
                     CAPITAL CORPORATION                                            4.49       03/14/2006           26,196

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

                                                                                  INTEREST
                                                                                  RATE           MATURITY
PRINCIPAL            SECURITY NAME                                                   %           DATE             VALUE
COLLATERAL INVESTED IN OTHER ASSETS - (CONTINUED)
$    622,908         LEXINGTON PARKER
                     CAPITAL CORPORATION                                            4.54       03/06/2006     $    622,522
     425,027         LEXINGTON PARKER
                     CAPITAL CORPORATION                                            4.71       05/10/2006          421,151
     813,521         LIBERTY LIGHT US
                     CAPITAL SERIES MTN                                             4.57       05/26/2006          813,619
      20,121         LIBERTY STREET FUNDING
                     CORPORATION                                                    4.57       03/16/2006           20,083
     135,880         LINKS FINANCE LLC
                     SERIES MTN                                                     4.56       03/15/2006          135,877
     374,220         LIQUID FUNDING
                     LIMITED                                                        4.49       04/04/2006          372,599
     379,643         LIQUID FUNDING
                     LIMITED                                                        4.55       03/03/2006          379,643
     292,868         LIQUID FUNDING
                     LIMITED                                                        4.55       08/14/2006          292,868
     216,939         LIQUID FUNDING
                     LIMITED                                                        4.56       03/06/2006          216,804
     168,128         LIQUID FUNDING
                     LIMITED                                                        4.57       03/10/2006          167,938
      59,658         MERRILL LYNCH &
                     COMPANY                                                        4.69       06/06/2006           59,704
      10,847         MERRILL LYNCH &
                     COMPANY                                                        4.88       04/18/2006           10,848
      12,919         MONT BLANC CAPITAL
                     CORPORATION                                                    4.48       04/10/2006           12,853
     759,286         MORGAN STANLEY                                                 4.63       10/10/2006          759,286
     542,347         MORGAN STANLEY                                                 4.63       10/30/2006          542,347
      19,525         MORGAN STANLEY                                                 4.80       03/27/2006           19,524
     166,772         MORGAN STANLEY
                     SERIES EXL                                                     4.60       08/13/2010          166,817
      49,798         NIEUW AMSTERDAM
                     RECEIVABLES
                     CORPORATION                                                    4.55       03/01/2006           49,798
      19,839         NIEUW AMSTERDAM
                     RECEIVABLES
                     CORPORATION                                                    4.55       03/09/2006           19,819
      21,651         NIEUW AMSTERDAM
                     RECEIVABLES
                     CORPORATION                                                    4.60       04/06/2006           21,551
      28,061         NIEUW AMSTERDAM
                     RECEIVABLES
                     CORPORATION                                                    4.62       06/15/2006           27,669
      10,847         PERRY GLOBAL
                     FUNDING LIMITED                                                4.56       03/01/2006           10,847
       6,920         PERRY GLOBAL
                     FUNDING LIMITED                                                4.86       06/12/2006            6,826
     292,868         PREMIUM ASSET
                     TRUST 2001-2                                                   4.87       03/28/2006          292,873
     127,419         PRUDENTIAL PLC                                                 4.66       04/10/2006          126,771

                                                                                  INTEREST
                                                                                  RATE           MATURITY
PRINCIPAL            SECURITY NAME                                                   %           DATE             VALUE
$     21,694         PRUDENTIAL PLC                                                 4.72       05/08/2006     $     21,502
     498,472         RACERS TRUST
                     2004-6-MM                                                      4.57       05/22/2006          498,511
      34,331         ROYAL BANK OF
                     SCOTLAND PLC                                                   4.79       11/24/2006           34,350
     271,174         ROYAL BANK OF
                     SCOTLAND PLC                                                   4.79       11/24/2006          271,326
       5,423         SCALDIS CAPITAL
                     LIMITED                                                        4.32       03/27/2006            5,406
       6,638         SCALDIS CAPITAL
                     LIMITED                                                        4.48       04/21/2006            6,595
      48,811         SCALDIS CAPITAL
                     LIMITED                                                        4.49       04/18/2006           48,511
     271,174         SEDNA FINANCE
                     INCORPORATED                                                   4.43       12/08/2006          271,176
     103,046         SLM CORPORATION                                                4.79       04/25/2006          103,054
      21,694         SPINTAB
                     (SWEDMORTGAGE) AB                                              4.40       03/06/2006           21,680
       8,135         SWEDBANK (FORENINGS
                     SPARBANKEN)                                                    4.47       04/10/2006            8,094
       6,508         TANGO FINANCE
                     CORPORATION                                                    4.35       03/09/2006            6,502
     126,367         TANGO FINANCE
                     CORPORATION                                                    4.45       04/03/2006          125,836
     135,880         TANGO FINANCE
                     CORPORATION SERIES
                     MTN                                                            4.63       10/25/2006          135,925
     194,063         THAMES ASSET
                     GLOBAL SECURITIZATION
                     # 1 INCORPORATED                                               4.46       03/20/2006          193,601
       8,016         THAMES ASSET
                     GLOBAL SECURITIZATION
                     # 1 INCORPORATED                                               4.80       05/15/2006            7,938
   1,084,695         TRANSAMERICA
                     OCCIDENTAL LIFE
                     INSURANCE                                                      4.76       07/11/2006        1,084,695
     208,468         TRAVELLERS INSURANCE
                     COMPANY                                                        4.64       02/09/2007          208,463
     216,939         UNICREDITO ITALIANO                                            4.46       03/28/2006          216,893
     542,347         UNICREDITO ITALIANO                                            4.47       06/30/2006          542,270
     271,174         UNICREDITO ITALIANO                                            4.58       03/09/2007          271,138
      21,694         WHISTLEJACKET
                     CAPITAL LIMITED
                     (MERGING WITH
                     WHITE PINE)                                                    4.56       03/13/2006           21,661
     390,338         WHITE PINE FINANCE
                     LLC (MERGING INTO
                     WHISTLEJACK)                                                   4.56       03/13/2006          389,753
      20,588         WHITE PINE FINANCE
                     LLC (MERGING INTO
                     WHISTLEJACK)                                                   4.56       03/15/2006           20,551

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK TODAY FUND                       FEBRUARY 28, 2006
--------------------------------------------------------------------------------

                                                                                  INTEREST
                                                                                  RATE           MATURITY
PRINCIPAL            SECURITY NAME                                                   %           DATE             VALUE
COLLATERAL INVESTED IN OTHER ASSETS - (CONTINUED)

$    331,732         WHITE PINE FINANCE
                     LLC (MERGING INTO
                     WHISTLEJACK)                                                   4.57       03/28/2006     $    330,608
     108,469         WHITE PINE FINANCE
                     LLC (MERGING INTO
                     WHISTLEJACK)                                                   4.67       05/17/2006          107,382
     282,021         WHITE PINE FINANCE
                     LLC SERIES MTN                                                 4.57       06/12/2006          282,063

                                                                                                                41,871,782
                                                                                                              ------------

TOTAL COLLATERAL FOR SECURITIES
LENDING (COST $41,883,465)                                                                                      41,883,464
                                                                                                              ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $123,426,612)*                                                                     146.74%              $128,926,124
OTHER ASSETS AND LIABILITIES, NET                                                        (46.74)               (41,064,100)
                                                                                         ------               ------------
TOTAL NET ASSETS                                                                         100.00%              $ 87,862,024
                                                                                         ======               ============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $124,078,747 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                           $ 8,154,281
      GROSS UNREALIZED DEPRECIATION                            (3,306,904)
                                                              -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)              $ 4,847,377

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - 45.67%
AMUSEMENT & RECREATION SERVICES - 0.09%
       1,085         ALLIANCE GAMING CORPORATION+<<                                                           $     16,058
         318         CHURCHILL DOWNS INCORPORATED                                                                   12,742
       1,195         HARRAH'S ENTERTAINMENT INCORPORATED                                                            85,944
       2,054         INTERNATIONAL GAME TECHNOLOGY                                                                  73,472
         731         WESTWOOD ONE INCORPORATED                                                                       8,151

                                                                                                                   196,367
                                                                                                              ------------

APPAREL & ACCESSORY STORES - 0.23%
         727         ABERCROMBIE & FITCH COMPANY CLASS A                                                            48,942
         769         AEROPOSTALE INCORPORATED+                                                                      22,063
       2,011         CHARMING SHOPPES INCORPORATED+                                                                 26,927
       1,350         CHICO'S FAS INCORPORATED+                                                                      63,517
       3,642         GAP INCORPORATED                                                                               67,523
       1,542         KOHL'S CORPORATION+                                                                            74,186
       2,684         LIMITED BRANDS                                                                                 63,530
       1,554         NORDSTROM INCORPORATED                                                                         59,052
       1,345         ROSS STORES INCORPORATED                                                                       38,090
         848         THE CATO CORPORATION CLASS A                                                                   17,698

                                                                                                                   481,528
                                                                                                              ------------
APPAREL & OTHER FINISHED PRODUCTS MADE
FROM FABRICS & SIMILAR MATERIALS - 0.25%
       5,828         BENETTON GROUP SPA ADR<<                                                                      148,381
         506         JONES APPAREL GROUP INCORPORATED                                                               14,634
         641         LIZ CLAIBORNE INCORPORATED                                                                     23,095
       2,170         QUIKSILVER INCORPORATED+                                                                       31,465
         537         VF CORPORATION                                                                                 29,428
       3,740         WACOAL CORPORATION ADR                                                                        256,414
       1,214         WARNACO GROUP INCORPORATED+                                                                    28,177

                                                                                                                   531,594
                                                                                                              ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE
STATIONS - 0.05%
         283         AUTOZONE INCORPORATED+                                                                         27,360
         914         CARMAX INCORPORATED+<<                                                                         28,718
         850         COPART INCORPORATED+                                                                           21,964
         954         O'REILLY AUTOMOTIVE INCORPORATED+                                                              31,215

                                                                                                                   109,257
                                                                                                              ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS
& OPERATIVE BUILDERS - 0.44%
         485         BEAZER HOMES USA INCORPORATED                                                                  30,773
         815         CENTEX CORPORATION                                                                             55,102
       1,754         D.R. HORTON INCORPORATED                                                                       59,829
         945         LENNAR CORPORATION CLASS A<<                                                                   56,568
          45         NVR INCORPORATED+<<                                                                            33,885
       1,479         PULTE HOMES INCORPORATED                                                                       56,808
      32,109         SEKISUI HOUSE LIMITED<<                                                                       492,064
         624         STANDARD-PACIFIC CORPORATION<<                                                                 20,499
       3,765         VIVENDI UNIVERSAL SA ADR                                                                      113,515

                                                                                                                   919,043
                                                                                                              ------------
BUILDING MATERIALS, HARDWARE, GARDEN
SUPPLY & MOBILE HOME DEALERS - 0.39%
       1,050         FASTENAL COMPANY                                                                               46,105
      10,759         HOME DEPOT INCORPORATED                                                                       453,492
       4,059         LOWE'S COMPANIES INCORPORATED                                                                 276,743

SHARES               SECURITY NAME                                                                               VALUE
         822         SHERWIN-WILLIAMS COMPANY                                                                 $     37,442

                                                                                                                   813,782
                                                                                                              ------------
BUSINESS SERVICES - 2.60%
         802         AARON RENTS INCORPORATED                                                                       21,012
       2,834         ADOBE SYSTEMS INCORPORATED                                                                    109,449
         876         ADVO INCORPORATED                                                                              28,163
         537         AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                             33,788
       1,488         AKAMAI TECHNOLOGIES INCORPORATED+                                                              39,432
         751         ANSYS INCORPORATED+                                                                            35,612
         537         ARBITRON INCORPORATED                                                                          21,050
       1,580         AUTODESK INCORPORATED                                                                          59,487
       2,579         AUTOMATIC DATA PROCESSING INCORPORATED                                                        119,124
         543         AVOCENT CORPORATION+                                                                           18,142
       2,869         BEA SYSTEMS INCORPORATED+                                                                      32,907
       2,150         BISYS GROUP INCORPORATED+                                                                      30,337
         432         BLUE COAT SYSTEMS INCORPORATED+                                                                 9,171
       1,512         BMC SOFTWARE INCORPORATED+                                                                     33,067
       2,902         CA INCORPORATED<<                                                                              78,818
         405         CACI INTERNATIONAL INCORPORATED CLASS A+                                                       24,409
       2,234         CADENCE DESIGN SYSTEMS INCORPORATED+                                                           39,654
       6,053         CENDANT CORPORATION                                                                           100,601
       1,088         CERNER CORPORATION+<<                                                                          45,294
       1,105         CHECKFREE CORPORATION+<<                                                                       54,653
         563         CHOICEPOINT INCORPORATED+<<                                                                    24,997
       1,235         CITRIX SYSTEMS INCORPORATED+                                                                   39,965
       2,550         CNET NETWORKS INCORPORATED+<<                                                                  35,292
         814         COGNEX CORPORATION                                                                             22,393
       1,017         COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                            58,589
       1,073         COMPUTER SCIENCES CORPORATION+                                                                 58,307
       3,730         COMPUWARE CORPORATION+                                                                         30,623
       1,699         CONVERGYS CORPORATION+                                                                         29,512
         705         CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                        15,496
         964         DIGITAL INSIGHT CORPORATION+                                                                   31,860
         643         DIGITAL RIVER INCORPORATED+                                                                    24,203
         493         DST SYSTEMS INCORPORATED+                                                                      27,721
       6,196         EBAY INCORPORATED+                                                                            248,212
       1,718         ELECTRONIC ARTS INCORPORATED+                                                                  89,285
       3,314         ELECTRONIC DATA SYSTEMS CORPORATION                                                            88,484
         855         ELECTRONICS FOR IMAGING INCORPORATED+                                                          22,931
         919         EQUIFAX INCORPORATED                                                                           33,672
         527         F5 NETWORKS INCORPORATED+<<                                                                    35,741
         447         FACTSET RESEARCH SYSTEMS INCORPORATED                                                          17,500
         728         FAIR ISAAC CORPORATION                                                                         31,027
         601         FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                            23,830
         554         FILENET CORPORATION+<<                                                                         14,260
       3,911         FIRST DATA CORPORATION                                                                        176,503
         999         FISERV INCORPORATED+                                                                           41,459
         877         HYPERION SOLUTIONS CORPORATION+                                                                29,423
       1,450         IMS HEALTH INCORPORATED                                                                        34,945
         665         INFOSPACE INCORPORATED+                                                                        16,033
         583         INTERGRAPH CORPORATION+                                                                        21,140
       1,647         INTERNET CAPITAL GROUP INCORPORATED+<<                                                         14,988

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND                        FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
       3,246         INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                           $     33,629
         934         INTUIT INCORPORATED+                                                                           45,374
       3,179         JUNIPER NETWORKS INCORPORATED+                                                                 58,462
         327         KRONOS INCORPORATED+                                                                           13,410
         710         LAMAR ADVERTISING COMPANY CLASS A+<<                                                           36,224
         749         MANPOWER INCORPORATED                                                                          40,176
       1,199         MCAFEE INCORPORATED+                                                                           27,889
      47,277         MICROSOFT CORPORATION                                                                       1,271,751
         955         MONSTER WORLDWIDE INCORPORATED+                                                                46,757
       1,409         MPS GROUP INCORPORATED+                                                                        21,332
       1,057         NCR CORPORATION+                                                                               42,375
       3,177         NOVELL INCORPORATED+<<                                                                         30,213
         858         OMNICOM GROUP INCORPORATED                                                                     68,486
      19,771         ORACLE CORPORATION+                                                                           245,556
       1,344         RED HAT INCORPORATED+<<                                                                        36,113
       6,597         RENTOKIL INITIAL PLC ADR<<                                                                     90,835
       1,478         REUTERS GROUP PLC ADR                                                                          59,017
       1,302         ROBERT HALF INTERNATIONAL INCORPORATED                                                         46,768
         763         SAFENET INCORPORATED+<<                                                                        19,014
       3,052         SAP AG ADR<<                                                                                  155,957
         598         SRA INTERNATIONAL INCORPORATED CLASS A+                                                        20,643
      23,236         SUN MICROSYSTEMS INCORPORATED+                                                                 96,894
       6,277         SYMANTEC CORPORATION+                                                                         106,019
       1,268         SYNOPSYS INCORPORATED+                                                                         27,731
       1,071         TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                  16,686
         641         TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                           21,384
         174         TRAVELZOO INCORPORATED+<<                                                                       3,233
       1,795         UNISYS CORPORATION+                                                                            11,991
       1,991         UNITED ONLINE INCORPORATED                                                                     23,912
         706         UNITED RENTALS INCORPORATED+<<                                                                 23,016
         916         USA MOBILITY INCORPORATED+<<                                                                   26,399
       2,436         VALUECLICK INCORPORATED+<<                                                                     42,654
       1,911         VERISIGN INCORPORATED+                                                                         45,214
         375         WEBSENSE INCORPORATED+<<                                                                       23,179
       1,205         WIND RIVER SYSTEMS INCORPORATED+                                                               18,641
       1,708         WPP GROUP PLC ADR                                                                              99,047
       7,213         YAHOO! INCORPORATED+<<                                                                        231,249

                                                                                                                 5,499,791
                                                                                                              ------------

CHEMICALS & ALLIED PRODUCTS - 4.30%
       7,808         ABBOTT LABORATORIES                                                                           344,957
       1,176         AIR PRODUCTS & CHEMICALS INCORPORATED                                                          75,452
       2,966         AKZO NOBEL NV ADR                                                                             150,109
         543         ALBERTO-CULVER COMPANY CLASS B                                                                 24,799
       1,147         ALKERMES INCORPORATED+<<                                                                       29,145
       6,477         AMGEN INCORPORATED+                                                                           488,949
         735         ANDRX CORPORATION+                                                                             14,406
       4,441         ASTRAZENECA PLC ADR                                                                           205,396
         666         AVERY DENNISON CORPORATION                                                                     39,960
       2,760         AVON PRODUCTS INCORPORATED                                                                     79,626
       2,997         BASF AG ADR<<                                                                                 226,543
       3,454         BAYER AG ADR                                                                                  138,989
       1,876         BIOGEN IDEC INCORPORATED+<<                                                                    88,641
       9,651         BRISTOL-MYERS SQUIBB COMPANY<<                                                                222,938

SHARES               SECURITY NAME                                                                               VALUE
         510         CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                   $     24,659
       2,694         CHEMTURA CORPORATION                                                                           29,850
         502         CHIRON CORPORATION+<<                                                                          22,926
         844         CLOROX COMPANY                                                                                 51,442
       2,689         COLGATE-PALMOLIVE COMPANY                                                                     146,497
       4,785         DOW CHEMICAL COMPANY                                                                          205,899
       4,775         E.I. DU PONT DE NEMOURS & COMPANY                                                             192,146
         443         EASTMAN CHEMICAL COMPANY                                                                       21,853
       1,391         ECOLAB INCORPORATED                                                                            50,340
       4,679         ELI LILLY & COMPANY                                                                           260,246
         406         FMC CORPORATION                                                                                24,689
       1,743         FOREST LABORATORIES INCORPORATED+                                                              80,004
       2,602         GENENTECH INCORPORATED+                                                                       222,965
       1,379         GENZYME CORPORATION+                                                                           95,620
       2,458         GILEAD SCIENCES INCORPORATED+                                                                 153,060
       6,588         GLAXOSMITHKLINE PLC ADR                                                                       334,802
       1,036         HOSPIRA INCORPORATED+                                                                          41,129
         479         IMCLONE SYSTEMS INCORPORATED+<<                                                                18,389
         904         IMMUCOR INCORPORATED+                                                                          26,957
         795         INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                27,531
         378         INVITROGEN CORPORATION+<<                                                                      26,812
         270         K-V PHARMACEUTICAL COMPANY CLASS A+                                                             6,202
       1,610         KING PHARMACEUTICALS INCORPORATED+                                                             26,163
         252         MARTEK BIOSCIENCES CORPORATION+<<                                                               8,588
       1,178         MEDAREX INCORPORATED+                                                                          17,387
         802         MEDICINES COMPANY+                                                                             16,353
       1,706         MEDIMMUNE INCORPORATED+                                                                        62,252
      11,083         MERCK & COMPANY INCORPORATED                                                                  386,353
       1,027         MGI PHARMA INCORPORATED+<<                                                                     18,106
       2,446         MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                       25,634
       1,725         MONSANTO COMPANY                                                                              144,693
       1,842         MOSAIC COMPANY+<<                                                                              29,288
       2,011         MYLAN LABORATORIES INCORPORATED                                                                46,253
       6,625         NOVARTIS AG ADR                                                                               352,781
         278         NOVEN PHARMACEUTICALS INCORPORATED+                                                             4,189
       1,394         NOVO NORDISK A/S ADR<<                                                                         82,037
         496         OSI PHARMACEUTICALS INCORPORATED+<<                                                            16,110
         465         PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                                   13,829
         896         PDL BIOPHARMA INCORPORATED+<<                                                                  28,054
       1,097         PERRIGO COMPANY                                                                                17,431
      38,088         PFIZER INCORPORATED                                                                           997,525
         875         PPG INDUSTRIES INCORPORATED                                                                    53,051
       1,988         PRAXAIR INCORPORATED                                                                          107,312
      17,684         PROCTER & GAMBLE COMPANY                                                                    1,059,802
       4,440         ROCHE HOLDING AG ADR<<                                                                        328,180
       1,146         ROHM & HAAS COMPANY                                                                            57,014
         943         SALIX PHARMACEUTICALS LIMITED+                                                                 14,862
       5,462         SANOFI-AVENTIS ADR                                                                            232,845
       7,919         SCHERING-PLOUGH CORPORATION                                                                   146,502
         659         SEPRACOR INCORPORATED+                                                                         37,767
       8,572         SHISEIDO COMPANY LIMITED ADR                                                                  152,087
         559         SIGMA-ALDRICH CORPORATION                                                                      36,005
       1,075         VERTEX PHARMACEUTICALS INCORPORATED+<<                                                         46,483
       6,803         WYETH                                                                                         338,789

                                                                                                                 9,097,653
                                                                                                              ------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                      VALUE
COMMON STOCKS - (CONTINUED)

COAL MINING - 0.05%
        856    CONSOL ENERGY INCORPORATED                                                                     $     54,801
        803    MASSEY ENERGY COMPANY                                                                                29,872
        380    PENN VIRGINIA CORPORATION                                                                            23,503

                                                                                                                   108,176
                                                                                                              ------------
COMMUNICATIONS - 2.18%
      2,109    ALLTEL CORPORATION                                                                                  133,183
      2,585    AMERICAN TOWER CORPORATION CLASS A+                                                                  82,281
     21,641    AT&T INCORPORATED                                                                                   597,075
      2,926    AVAYA INCORPORATED+                                                                                  32,537
     10,148    BELLSOUTH CORPORATION                                                                               320,474
      1,969    BRITISH SKY BROADCASTING GROUP PLC ADR<<                                                             70,648
      2,859    BT GROUP PLC ADR                                                                                    103,582
      1,514    CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                          39,742
      1,205    CENTURYTEL INCORPORATED                                                                              43,356
      2,900    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                            82,070
     11,193    COMCAST CORPORATION CLASS A+<<                                                                      300,308
      2,231    CROWN CASTLE INTERNATIONAL CORPORATION+                                                              69,942
      8,578    DEUTSCHE TELEKOM AG ADR                                                                             135,447
      4,232    DIRECTV GROUP INCORPORATED+                                                                          66,696
      1,707    ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                         50,135
        611    EMMIS COMMUNICATIONS CORPORATION CLASS A+                                                            10,002
        306    EQUINIX INCORPORATED+<<                                                                              16,047
      1,827    FOUNDRY NETWORKS INCORPORATED+                                                                       25,651
      4,103    FRANCE TELECOM SA ADR<<                                                                              89,610
        791    GOLDEN TELECOM INCORPORATED                                                                          23,714
      2,497    GRAY TELEVISION INCORPORATED                                                                         21,025
      1,668    IAC INTERACTIVECORP+<<                                                                               48,772
      1,645    LAGARDERE SCA ADR<<                                                                                 127,285
      3,429    LIBERTY GLOBAL INCORPORATED CLASS A+                                                                 69,643
        362    LIVE NATION INCORPORATED+                                                                             6,462
      1,585    NEXTEL PARTNERS INCORPORATED CLASS A+                                                                44,475
      4,218    NIPPON TELEGRAPH & TELEPHONE CORPORATION ADR                                                         91,531
        854    NTL INCORPORATED+                                                                                    56,236
      5,597    NTT DOCOMO INCORPORATED ADR                                                                          83,003
      2,526    REED ELSEVIER PLC ADR                                                                                91,062
      7,651    ROYAL KPN NV ADR                                                                                     79,417
     15,444    SPRINT NEXTEL CORPORATION                                                                           371,119
      4,970    TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                               169,477
      3,838    TELEFONICA SA ADR                                                                                   177,392
        450    TELEPHONE & DATA SYSTEMS INCORPORATED                                                                16,830
        249    TRIPLE CROWN MEDIA INCORPORATED+                                                                      1,668
      1,759    UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                       58,839
     14,189    VERIZON COMMUNICATIONS INCORPORATED                                                                 478,169
     15,107    VODAFONE GROUP PLC ADR                                                                              291,867
      1,631    XM SATELLITE RADIO HOLDINGS INCORPORATED CLASS A+                                                    36,029

                                                                                                                 4,612,801
                                                                                                              ------------

SHARES         SECURITY NAME                                                                                      VALUE
CONSTRUCTION SPECIAL TRADE
CONTRACTORS - 0.03%
        443    DYCOM INDUSTRIES INCORPORATED+                                                                 $      9,458
      1,040    EMCOR GROUP INCORPORATED+<<                                                                          45,334

                                                                                                                    54,792
                                                                                                              ------------
DEPOSITORY INSTITUTIONS - 5.34%
      6,013    ABN AMRO HOLDING NV ADR                                                                             175,099
      4,710    ALLIED IRISH BANKS PLC ADR                                                                          225,138
      1,466    AMCORE FINANCIAL INCORPORATED                                                                        43,848
      2,338    AMSOUTH BANCORPORATION                                                                               64,879
     10,082    BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                              204,765
     16,646    BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                            243,364
      1,293    BANCTRUST FINANCIAL GROUP INCORPORATED                                                               28,524
     23,924    BANK OF AMERICA CORPORATION                                                                       1,096,915
      4,026    BANK OF NEW YORK COMPANY INCORPORATED                                                               137,850
        744    BANKUNITED FINANCIAL CORPORATION CLASS A                                                             20,787
        661    BANNER CORPORATION                                                                                   21,152
      4,658    BARCLAYS PLC ADR                                                                                    218,320
      2,946    BB&T CORPORATION                                                                                    116,455
      6,217    BNP PARIBAS SA ADR<<                                                                                287,779
      1,667    CASCADE BANCORP                                                                                      43,359
        828    CATHAY GENERAL BANCORPORATION                                                                        29,502
      1,173    CHITTENDEN CORPORATION                                                                               33,771
     27,132    CITIGROUP INCORPORATED                                                                            1,258,111
      1,697    CITIZENS BANKING CORPORATION MICHIGAN                                                                44,937
        998    CITY BANK LYNNWOOD WASHINGTON                                                                        42,235
      1,839    COASTAL FINANCIAL CORPORATION                                                                        24,330
        816    COMERICA INCORPORATED<<                                                                              46,773
      2,057    COMMUNITY TRUST BANCORP                                                                              65,248
        666    CORUS BANKSHARES INCORPORATED<<                                                                      39,993
      2,282    DEUTSCHE BANK AG<<                                                                                  252,731
      2,176    DIME COMMUNITY BANCSHARES                                                                            29,768
        679    EAST WEST BANCORP INCORPORATED                                                                       25,591
      1,199    FARMERS CAPITAL BANK CORPORATION                                                                     39,075
      2,296    FIFTH THIRD BANCORP                                                                                  88,740
        779    FIRST HORIZON NATIONAL CORPORATION                                                                   30,467
      1,581    FIRST REPUBLIC BANK                                                                                  57,374
        558    FIRSTFED FINANCIAL CORPORATION+<<                                                                    33,486
      1,107    FLAGSTAR BANCORP INCORPORATED                                                                        17,103
      3,061    GOLD BANC CORPORATION INCORPORATED                                                                   55,986
      1,213    GOLDEN WEST FINANCIAL CORPORATION                                                                    86,159
        915    GREATER BAY BANCORP                                                                                  24,613
      4,193    HBOS PLC ADR<<                                                                                      233,948
      4,697    HSBC HOLDINGS PLC ADR<<                                                                             402,486
      2,744    HUNTINGTON BANCSHARES INCORPORATED<<                                                                 65,993
      2,524    HYPO REAL ESTATE HOLDING AG ADR<<                                                                   165,568
        683    INVESTORS FINANCIAL SERVICES CORPORATION<<                                                           30,810
     19,021    JP MORGAN CHASE & COMPANY                                                                           782,524
      2,366    KEYCORP                                                                                              88,181
      4,544    LLOYDS TSB GROUP PLC ADR                                                                            177,898
      1,493    MARSHALL & ILSLEY CORPORATION                                                                        65,692
      2,610    MELLON FINANCIAL CORPORATION                                                                         94,195
        751    NASB FINANCIAL INCORPORATED                                                                          26,886
      2,088    NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                               283,154

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                      VALUE
COMMON STOCKS - (CONTINUED)
     25,177    NATIONAL BANK OF GREECE SA ADR<<                                                               $    261,589
      2,691    NATIONAL CITY CORPORATION                                                                            93,647
      2,340    NBT BANCORP INCORPORATED                                                                             53,539
      1,621    NORTHERN TRUST CORPORATION                                                                           85,459
      1,967    NORTHWEST BANCORP INCORPORATED                                                                       44,690
        994    OCEANFIRST FINANCIAL CORPORATION                                                                     23,558
      1,227    PNC FINANCIAL SERVICES GROUP                                                                         86,319
      2,497    PROVIDENT FINANCIAL SERVICES INCORPORATED                                                            46,444
      2,829    REGIONS FINANCIAL CORPORATION                                                                        98,393
      3,884    REPUBLIC BANCORP INCORPORATED<<                                                                      47,113
        805    REPUBLIC BANCORP INCORPORATED CLASS A                                                                16,100
        987    ROYAL BANCSHARES OF PENNSYLVANIA INCORPORATED CLASS A                                                23,935
      6,476    SAN PAOLO IMI SPA ADR<<                                                                             228,603
      8,566    SOCIETE GENERALE ADR                                                                                242,861
      2,671    SOVEREIGN BANCORP INCORPORATED                                                                       55,637
      1,818    STATE STREET CORPORATION                                                                            113,589
      1,999    STERLING BANCORPORATION NEW YORK                                                                     40,660
      2,725    STERLING FINANCIAL CORPORATION                                                                       56,217
      1,657    SUNTRUST BANKS INCORPORATED                                                                         119,917
        734    SVB FINANCIAL GROUP+                                                                                 37,427
      1,798    SYNOVUS FINANCIAL CORPORATION                                                                        50,973
      1,149    TOMPKINS TRUST COMPANY INCORPORATED                                                                  53,624
      1,466    UMPQUA HOLDINGS CORPORATION<<                                                                        39,479
      1,748    UNITED COMMUNITY FINANCIAL CORPORATION                                                               21,396
     10,016    US BANCORP                                                                                          309,595
      1,886    USB HOLDING COMPANY INCORPORATED                                                                     41,417
      8,367    WACHOVIA CORPORATION                                                                                469,138
      4,803    WASHINGTON MUTUAL INCORPORATED                                                                      205,088
      1,287    WEST COAST BANCORP OREGON                                                                            34,736
      5,208    WESTPAC BANKING CORPORATION ADR                                                                     456,012
        914    WINTRUST FINANCIAL CORPORATION                                                                       48,150
      1,407    ZIONS BANCORPORATION                                                                                116,106

                                                                                                                11,292,973
                                                                                                              ------------
EATING & DRINKING PLACES - 0.27%
      1,044    BOB EVANS FARMS INCORPORATED                                                                         30,453
      1,243    CHEESECAKE FACTORY INCORPORATED+<<                                                                   44,947
      1,279    DARDEN RESTAURANTS INCORPORATED                                                                      53,641
        717    IHOP CORPORATION                                                                                     36,495
        531    JACK IN THE BOX INCORPORATED+                                                                        21,240
      6,811    MCDONALD'S CORPORATION                                                                              237,772
        922    WENDY'S INTERNATIONAL INCORPORATED                                                                   53,384
      1,851    YUM! BRANDS INCORPORATED                                                                             88,293

                                                                                                                   566,225
                                                                                                              ------------
EDUCATIONAL SERVICES - 0.03%
        849    APOLLO GROUP INCORPORATED CLASS A+                                                                   41,924
        872    CAREER EDUCATION CORPORATION+                                                                        28,636

                                                                                                                    70,560
                                                                                                              ------------
ELECTRIC, GAS & SANITARY SERVICES - 2.28%
      4,906    AES CORPORATION+                                                                                     84,874
      2,886    ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                              30,909
      1,382    AMEREN CORPORATION                                                                                   70,026
      2,232    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                         81,468

SHARES         SECURITY NAME                                                                                      VALUE
      4,699    BG GROUP PLC ADR<<                                                                             $    276,348
        758    BLACK HILLS CORPORATION                                                                              26,204
      3,870    CENTERPOINT ENERGY INCORPORATED                                                                      50,194
      1,168    CH ENERGY GROUP INCORPORATED                                                                         57,349
      1,320    CINERGY CORPORATION                                                                                  58,186
      3,369    CMS ENERGY CORPORATION+                                                                              47,436
      1,190    CONSTELLATION ENERGY GROUP INCORPORATED                                                              69,901
      1,982    DOMINION RESOURCES INCORPORATED                                                                     148,848
      1,071    DTE ENERGY COMPANY                                                                                   46,374
      5,311    DUKE ENERGY CORPORATION<<                                                                           150,832
      6,829    E.ON AG ADR<<                                                                                       252,946
      2,374    EDISON INTERNATIONAL                                                                                105,311
      5,695    EL PASO CORPORATION                                                                                  74,491
      6,219    ENDESA SA ADR<<                                                                                     208,088
      4,795    ENEL SPA ADR<<                                                                                      199,951
      1,166    ENTERGY CORPORATION                                                                                  84,547
      3,883    EXELON CORPORATION                                                                                  221,758
      1,764    FIRSTENERGY CORPORATION                                                                              90,105
      2,230    FPL GROUP INCORPORATED                                                                               93,504
     93,997    HONG KONG & CHINA GAS COMPANY LIMITED ADR<<                                                         225,339
     11,534    HONG KONG ELECTRIC HOLDINGS LIMITED ADR<<                                                            53,294
      1,832    INTERNATIONAL POWER PLC ADR+<<                                                                       92,571
        866    KINDER MORGAN INCORPORATED                                                                           80,347
      1,573    MIDDLESEX WATER COMPANY                                                                              30,359
      3,791    NATIONAL GRID PLC ADR                                                                               199,596
        250    NICOR INCORPORATED<<                                                                                 10,732
      2,465    NISOURCE INCORPORATED                                                                                50,606
      2,264    PG&E CORPORATION                                                                                     86,145
        684    PICO HOLDINGS INCORPORATED+                                                                          23,099
        519    PINNACLE WEST CAPITAL CORPORATION                                                                    21,305
      2,386    PPL CORPORATION                                                                                      75,875
      1,476    PROGRESS ENERGY INCORPORATED                                                                         65,505
      1,693    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                        117,477
      2,941    RELIANT ENERGY INCORPORATED+<<                                                                       29,881
      3,800    SCOTTISH POWER PLC ADR                                                                              155,230
      1,504    SEMPRA ENERGY                                                                                        71,951
      3,849    SOUTHERN COMPANY<<                                                                                  130,981
      4,791    SUEZ SA ADR<<                                                                                       175,638
      2,906    TXU CORPORATION                                                                                     152,245
      1,117    UIL HOLDINGS CORPORATION                                                                             57,246
      6,405    UNITED UTILITIES PLC ADR<<                                                                          155,706
      2,318    WASTE MANAGEMENT INCORPORATED                                                                        77,097
      3,597    WILLIAMS COMPANIES INCORPORATED                                                                      77,587
      3,719    XCEL ENERGY INCORPORATED<<                                                                           69,025
                                                                                                                 4,814,487
                                                                                                              ------------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 3.75%
      2,547    ADVANCED MICRO DEVICES INCORPORATED+                                                                 98,492
      4,029    ALCATEL SA ADR+<<                                                                                    54,391
      2,111    ALTERA CORPORATION+                                                                                  42,304
      1,802    AMERICAN POWER CONVERSION CORPORATION                                                                36,815
        895    AMETEK INCORPORATED                                                                                  38,342

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCKS - (CONTINUED)
       1,736         ANALOG DEVICES INCORPORATED                                                              $     66,211
       1,649         ANDREW CORPORATION+                                                                            22,360
         644         ATMI INCORPORATED+                                                                             19,339
         777         BENCHMARK ELECTRONICS INCORPORATED+<<                                                          27,366
       2,467         BROADCOM CORPORATION CLASS A+                                                                 111,237
       2,959         CANON INCORPORATED ADR<<                                                                      184,878
       7,713         CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+<<                                           62,938
      33,039         CISCO SYSTEMS INCORPORATED+                                                                   668,709
       1,350         COMVERSE TECHNOLOGY INCORPORATED+<<                                                            38,826
         642         CREE INCORPORATED+<<                                                                           19,228
         373         CYMER INCORPORATED+                                                                            16,778
         974         DSP GROUP INCORPORATED+                                                                        26,201
       2,048         ELECTROLUX AB ADR CLASS B                                                                     113,286
       2,014         EMERSON ELECTRIC COMPANY                                                                      164,765
       2,073         FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                  56,054
       4,114         FUJITSU LIMITED ADR<<                                                                         166,407
      54,423         GENERAL ELECTRIC COMPANY                                                                    1,788,884
         398         HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                   43,919
         309         HUTCHINSON TECHNOLOGY INCORPORATED+<<                                                           8,501
         790         IMATION CORPORATION                                                                            34,642
       5,033         INFINEON TECHNOLOGIES AG ADR+<<                                                                46,354
      31,592         INTEL CORPORATION                                                                             650,795
         323         INTER-TEL INCORPORATED                                                                          6,340
         956         INTERDIGITAL COMMUNICATIONS CORPORATION+                                                       24,617
         349         INTERNATIONAL RECTIFIER CORPORATION+<<                                                         12,948
       1,463         INTERSIL CORPORATION CLASS A                                                                   41,461
       1,440         JABIL CIRCUIT INCORPORATED+                                                                    54,504
       9,382         JDS UNIPHASE CORPORATION+                                                                      28,521
       1,234         KLA-TENCOR CORPORATION                                                                         64,452
       2,421         KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES                                           78,731
         692         L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                       57,512
       1,313         LINEAR TECHNOLOGY CORPORATION                                                                  48,397
         299         LITTELFUSE INCORPORATED+                                                                        8,593
       3,589         LSI LOGIC CORPORATION+                                                                         34,993
      23,357         LUCENT TECHNOLOGIES INCORPORATED+<<                                                            65,400
       9,403         MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                            198,497
       1,642         MAXIM INTEGRATED PRODUCTS INCORPORATED                                                         64,186
         434         MAYTAG CORPORATION                                                                              7,465
       1,532         MICROCHIP TECHNOLOGY INCORPORATED                                                              53,926
       3,847         MICRON TECHNOLOGY INCORPORATED+                                                                59,667
      17,512         MINEBEA COMPANY LIMITED ADR                                                                   213,182
       1,044         MOLEX INCORPORATED                                                                             33,231
      13,445         MOTOROLA INCORPORATED                                                                         287,723
       2,436         NATIONAL SEMICONDUCTOR CORPORATION                                                             68,330
       2,106         NETWORK APPLIANCE INCORPORATED+                                                                69,835
      10,253         NOKIA OYJ ADR                                                                                 190,501
         832         NOVELLUS SYSTEMS INCORPORATED+<<                                                               22,239
       1,218         NVIDIA CORPORATION+                                                                            57,404
       4,635         OMRON CORPORATION                                                                             129,656
         933         OPENWAVE SYSTEMS INCORPORATED+<<                                                               18,520

SHARES               SECURITY NAME                                                                                VALUE
         648         QLOGIC CORPORATION+                                                                      $     26,659
       8,596         QUALCOMM INCORPORATED                                                                         405,817
         880         RAMBUS INCORPORATED+                                                                           27,324
       1,339         ROCKWELL COLLINS INCORPORATED                                                                  71,168
         369         ROGERS CORPORATION+                                                                            18,096
       2,830         SANMINA-SCI CORPORATION+                                                                       10,924
         354         SKYWORKS SOLUTIONS INCORPORATED+                                                                1,862
       1,137         SOHU.COM INCORPORATED+                                                                         23,911
       3,872         SONY CORPORATION ADR                                                                          181,519
       1,359         TDK CORPORATION ADR                                                                            94,111
       3,572         TELLABS INCORPORATED+                                                                          52,473
       8,689         TEXAS INSTRUMENTS INCORPORATED                                                                259,367
         789         THOMAS & BETTS CORPORATION+                                                                    38,819
         379         VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                        17,874
         396         WHIRLPOOL CORPORATION                                                                          35,557
       2,078         XILINX INCORPORATED                                                                            56,688

                                                                                                                 7,931,022
                                                                                                              ------------

ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES - 0.28%
         958         AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                         41,558
         620         APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                      7,124
       2,076         CELGENE CORPORATION+<<                                                                         78,888
         469         CEPHALON INCORPORATED+<<                                                                       37,276
         450         CORPORATE EXECUTIVE BOARD COMPANY                                                              45,000
         928         ERESEARCH TECHNOLOGY INCORPORATED+<<                                                           13,651
         789         FLUOR CORPORATION                                                                              68,091
         491         GEN-PROBE INCORPORATED+                                                                        24,530
       1,605         MOODY'S CORPORATION<<                                                                         107,535
         555         NAVIGANT CONSULTING INCORPORATED+<<                                                            10,817
       1,670         PAYCHEX INCORPORATED                                                                           66,884
         369         PER-SE TECHNOLOGIES INCORPORATED+<<                                                             9,321
         732         QUEST DIAGNOSTICS INCORPORATED                                                                 38,701
         885         RESOURCES CONNECTION INCORPORATED+<<                                                           24,355
         987         TELIK INCORPORATED+<<                                                                          21,832

                                                                                                                   595,563
                                                                                                              ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
& TRANSPORTATION EQUIPMENT - 0.13%
         995         BALL CORPORATION                                                                               42,387
         915         FORTUNE BRANDS INCORPORATED                                                                    70,958
         806         ILLINOIS TOOL WORKS INCORPORATED                                                               69,187
         621         NCI BUILDING SYSTEMS INCORPORATED+<<                                                           35,819
         626         SIMPSON MANUFACTURING COMPANY INCORPORATED                                                     24,471
       1,038         SNAP-ON INCORPORATED                                                                           40,399

                                                                                                                   283,221
                                                                                                              ------------

FINANCIAL SERVICES - 0.02%
       2,381         JANUS CAPITAL GROUP INCORPORATED<<                                                             52,215
                                                                                                              ------------

FOOD & KINDRED PRODUCTS - 1.45%
         397         AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                        1,727
       3,489         ANHEUSER-BUSCH COMPANIES INCORPORATED<<                                                       144,933
       3,812         ARCHER-DANIELS-MIDLAND COMPANY                                                                120,917
       4,600         CADBURY SCHWEPPES PLC ADR<<                                                                   188,232

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCKS - (CONTINUED)
       1,163         CAMPBELL SOUP COMPANY                                                                    $     36,204
       1,954         COCA-COLA ENTERPRISES INCORPORATED                                                             38,396
      17,300         COMPASS GROUP PLC ADR                                                                          65,820
       3,545         CONAGRA FOODS INCORPORATED                                                                     74,551
       3,566         DIAGEO PLC ADR                                                                                220,022
       1,495         GENERAL MILLS INCORPORATED                                                                     73,629
         322         HANSEN NATURAL CORPORATION+<<                                                                  30,056
       1,154         HERCULES INCORPORATED+<<                                                                       13,675
       1,104         HERSHEY FOODS CORPORATION                                                                      56,470
       1,359         HJ HEINZ COMPANY                                                                               51,465
       1,838         J & J SNACK FOODS CORPORATION                                                                  62,400
       1,496         KELLOGG COMPANY                                                                                66,288
      17,199         KIRIN BREWERY COMPANY LIMITED ADR                                                             225,823
         355         NATIONAL BEVERAGE CORPORATION+                                                                  3,067
       6,356         NESTLE SA ADR                                                                                 467,317
         906         PEPSI BOTTLING GROUP INCORPORATED                                                              26,600
       8,617         PEPSICO INCORPORATED                                                                          509,351
         264         SANDERSON FARMS INCORPORATED                                                                    6,156
       4,714         SARA LEE CORPORATION                                                                           83,296
      10,450         THE COCA-COLA COMPANY                                                                         438,587
         972         WM. WRIGLEY JR. COMPANY                                                                        61,761

                                                                                                                 3,066,743
                                                                                                              ------------

FOOD STORES - 0.33%
       1,846         ALBERTSON'S INCORPORATED                                                                       46,962
       9,193         KONINKLIJKE AHOLD NV ADR+                                                                      75,107
       4,124         KROGER COMPANY+                                                                                82,645
       2,354         SAFEWAY INCORPORATED                                                                           57,226
       4,784         STARBUCKS CORPORATION+                                                                        173,755
      11,269         TESCO PLC ADR                                                                                 200,111
         916         WHOLE FOODS MARKET INCORPORATED                                                                58,514

                                                                                                                   694,320
                                                                                                              ------------

FORESTRY - 0.03%
       1,033         WEYERHAEUSER COMPANY                                                                           70,544
                                                                                                              ------------
FURNITURE & FIXTURES - 0.10%
         589         FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                  14,560
          42         HILLENBRAND INDUSTRIES INCORPORATED                                                             2,135
       1,839         LEGGETT & PLATT INCORPORATED                                                                   43,180
       2,655         MASCO CORPORATION                                                                              82,810
       2,098         NEWELL RUBBERMAID INCORPORATED                                                                 52,177
         629         SELECT COMFORT CORPORATION+<<                                                                  22,990

                                                                                                                   217,852
                                                                                                              ------------

GENERAL MERCHANDISE STORES - 0.57%
       1,997         DOLLAR GENERAL CORPORATION                                                                     34,788
         835         FAMILY DOLLAR STORES INCORPORATED                                                              21,476
       1,546         FEDERATED DEPARTMENT STORES INCORPORATED                                                      109,828
         624         FRED'S INCORPORATED                                                                             8,717
       1,307         JC PENNEY COMPANY INCORPORATED                                                                 76,643
         671         SEARS HOLDINGS CORPORATION+                                                                    80,822
       4,398         TARGET CORPORATION                                                                            239,251
       2,722         TJX COMPANIES INCORPORATED                                                                     66,662
      12,342         WAL-MART STORES INCORPORATED                                                                  559,833

                                                                                                                 1,198,020
                                                                                                              ------------

SHARES               SECURITY NAME                                                                                VALUE
HEALTH SERVICES - 0.32%

         537         APRIA HEALTHCARE GROUP INCORPORATED+                                                     $     12,346
       2,577         CAREMARK RX INCORPORATED+                                                                     128,206
         758         DAVITA INCORPORATED+                                                                           44,259
       2,079         HCA INCORPORATED                                                                               99,584
       1,578         HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                             33,596
         764         HEALTHWAYS INCORPORATED+                                                                       33,272
       1,439         HUMAN GENOME SCIENCES INCORPORATED+<<                                                          18,016
         687         LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                    39,921
         630         LIFEPOINT HOSPITALS INCORPORATED+                                                              19,568
         633         LINCARE HOLDINGS INCORPORATED+                                                                 25,890
         677         MANOR CARE INCORPORATED                                                                        27,994
       1,003         NEKTAR THERAPEUTICS+<<                                                                         20,973
         223         PEDIATRIX MEDICAL GROUP INCORPORATED+                                                          21,047
         828         SIERRA HEALTH SERVICES INCORPORATED+                                                           34,519
       3,674         TENET HEALTHCARE CORPORATION+                                                                  28,988
         657         TRIAD HOSPITALS INCORPORATED+                                                                  28,290
         673         UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+<<                                         23,656
       1,262         VALEANT PHARMACEUTICALS INTERNATIONAL                                                          22,489
         638         WATSON PHARMACEUTICALS INCORPORATED+                                                           19,127

                                                                                                                   681,741
                                                                                                              ------------

HOLDING & OTHER INVESTMENT OFFICES - 1.01%
         612         ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                 53,868
         700         AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                  19,950
       1,868         BRANDYWINE REALTY TRUST                                                                        54,863
       1,281         CARRAMERICA REALTY CORPORATION                                                                 53,110
       1,432         COLONIAL PROPERTIES TRUST                                                                      69,237
       1,371         CORPORATE OFFICE PROPERTIES TRUST                                                              56,924
         959         COUSINS PROPERTIES INCORPORATED                                                                29,413
       2,257         DISCOVERY HOLDING COMPANY CLASS A+<<                                                           32,952
       1,895         EASTGROUP PROPERTIES INCORPORATED<<                                                            87,075
       1,252         ENTERTAINMENT PROPERTIES TRUST                                                                 51,770
         947         EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                       45,163
       1,840         FELCOR LODGING TRUST INCORPORATED<<                                                            36,524
       1,899         GENERAL GROWTH PROPERTIES INCORPORATED                                                         95,691
       1,409         HEALTHCARE REALTY TRUST INCORPORATED                                                           52,570
       1,676         HERITAGE PROPERTY INVESTMENT TRUST                                                             64,291
       1,283         IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                         10,662
       1,068         KILROY REALTY CORPORATION                                                                      79,908
       1,598         LASALLE HOTEL PROPERTIES                                                                       63,840
       1,871         MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                101,595
      17,999         MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED ADR<<                                             268,185
       1,999         NATIONAL HEALTH INVESTORS INCORPORATED                                                         53,213
         730         NOVASTAR FINANCIAL INCORPORATED<<                                                              22,375
       1,228         PARKWAY PROPERTIES INCORPORATED                                                                54,081
       1,555         PLUM CREEK TIMBER COMPANY                                                                      57,768
       1,149         PS BUSINESS PARKS INCORPORATED                                                                 61,115
       2,504         REALTY INCORPORATEDOME CORPORATION                                                             57,717
         468         SAUL CENTERS INCORPORATED                                                                      18,154
       1,553         SOVRAN SELF STORAGE INCORPORATED<<                                                             80,756
      27,825         SUN HUNG KAI PROPERTIES<<                                                                     290,493

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCKS - (CONTINUED)
       1,458         TANGER FACTORY OUTLET CENTERS INCORPORATED                                               $     47,094
       1,691         WASHINGTON REAL ESTATE INVESTMENT TRUST                                                        56,513

                                                                                                                 2,126,870
                                                                                                              ------------

HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES - 0.14%
       1,633         BED BATH & BEYOND INCORPORATED+                                                                58,853
       2,178         BEST BUY COMPANY INCORPORATED                                                                 117,307
       1,905         CIRCUIT CITY STORES INCORPORATED                                                               45,777
         474         GUITAR CENTER INCORPORATED+                                                                    24,534
       1,027         RADIO SHACK CORPORATION                                                                        20,078
         856         WILLIAMS-SONOMA INCORPORATED+<<                                                                34,660

                                                                                                                   301,209
                                                                                                              ------------

HOTELS, ROOMING HOUSES, CAMPS &
OTHER LODGE PLACES - 0.14%
         751         GAYLORD ENTERTAINMENT COMPANY+<<                                                               33,532
       3,286         HILTON HOTELS CORPORATION                                                                      79,521
       1,217         MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                    83,243
       1,524         STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                               96,774

                                                                                                                   293,070
                                                                                                              ------------

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT - 2.32%
       3,850         3M COMPANY                                                                                    283,321
       1,327         AMERICAN STANDARD COMPANIES INCORPORATED                                                       52,523
       4,510         APPLE COMPUTER INCORPORATED+                                                                  309,115
       9,014         APPLIED MATERIALS INCORPORATED                                                                165,317
       1,946         BAKER HUGHES INCORPORATED                                                                     132,270
         542         BLACK & DECKER CORPORATION                                                                     46,384
         235         BLACK BOX CORPORATION<<                                                                        11,228
         378         BRIGGS & STRATTON CORPORATION                                                                  13,411
         890         BROOKS AUTOMATION INCORPORATED+                                                                13,964
       3,645         CATERPILLAR INCORPORATED                                                                      266,377
         344         CDW CORPORATION<<                                                                              19,560
       1,029         DEERE & COMPANY                                                                                78,482
      12,488         DELL INCORPORATED+                                                                            362,152
         983         DOVER CORPORATION                                                                              47,125
         766         EATON CORPORATION                                                                              53,367
      13,167         EMC CORPORATION+                                                                              184,601
       1,027         EMULEX CORPORATION+                                                                            18,281
       1,263         ENTEGRIS INCORPORATED+                                                                         13,211
         850         FLOWSERVE CORPORATION+                                                                         43,690
       1,512         GATEWAY INCORPORATED+                                                                           3,568
         740         GLOBAL IMAGING SYSTEMS INCORPORATED+                                                           26,714
      15,234         HEWLETT-PACKARD COMPANY                                                                       499,828
         622         IDEX CORPORATION                                                                               29,389
       8,021         INTERNATIONAL BUSINESS MACHINES CORPORATION                                                   643,605
       1,368         JOY GLOBAL INCORPORATED                                                                        70,534
         494         KENNAMETAL INCORPORATED                                                                        28,889
       2,786         KOMATSU LIMITED ADR                                                                           200,606
       1,007         LAM RESEARCH CORPORATION+                                                                      43,402

SHARES               SECURITY NAME                                                                                VALUE
         648         LEXMARK INTERNATIONAL INCORPORATED+                                                      $     30,514
       6,904         MAKITA CORPORATION                                                                            200,106
         493         MANITOWOC COMPANY INCORPORATED                                                                 37,996
      12,147         NEC CORPORATION ADR<<                                                                          75,068
         402         NORDSON CORPORATION                                                                            20,068
       1,088         OIL STATES INTERNATIONAL INCORPORATED+                                                         37,569
         837         PALL CORPORATION                                                                               24,625
         308         PALM INCORPORATED+<<                                                                           12,720
         540         PARKER HANNIFIN CORPORATION                                                                    42,212
         566         PITNEY BOWES INCORPORATED                                                                      24,191
       1,179         SANDISK CORPORATION+<<                                                                         71,141
       1,380         SCIENTIFIC GAMES CORPORATION CLASS A+                                                          42,200
       2,802         SIEMENS AG ADR<<                                                                              257,728
       1,354         SMITH INTERNATIONAL INCORPORATED<<                                                             52,440
       7,832         SOLECTRON CORPORATION+                                                                         28,274
         736         SPX CORPORATION                                                                                36,248
         747         STANLEY WORKS                                                                                  37,455
       1,725         SYMBOL TECHNOLOGIES INCORPORATED                                                               20,044
         505         TEREX CORPORATION+                                                                             39,971
         720         TORO COMPANY                                                                                   33,214
       1,043         VARIAN MEDICAL SYSTEMS INCORPORATED+                                                           60,369
       1,896         WESTERN DIGITAL CORPORATION+                                                                   42,186
         487         ZEBRA TECHNOLOGIES CORPORATION CLASS A+<<                                                      21,496

                                                                                                                 4,908,749
                                                                                                              ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.15%
       2,154         AON CORPORATION                                                                                85,320
         525         JEFFERSON-PILOT CORPORATION                                                                    31,631
       2,777         MARSH & MCLENNAN COMPANIES INCORPORATED                                                        85,837
         983         NATIONAL FINANCIAL PARTNERS CORPORATION                                                        57,850
       2,729         UNUMPROVIDENT CORPORATION                                                                      56,463

                                                                                                                   317,101
                                                                                                              ------------

INSURANCE CARRIERS - 2.19%
       3,178         AEGON NV ADR                                                                                   52,437
       3,320         AETNA INCORPORATED                                                                            169,320
       2,856         AFLAC INCORPORATED                                                                            132,090
       6,761         ALLIANZ AG ADR                                                                                109,393
       3,322         ALLSTATE CORPORATION                                                                          181,979
         593         AMBAC FINANCIAL GROUP INCORPORATED                                                             44,564
      11,872         AMERICAN INTERNATIONAL GROUP INCORPORATED                                                     787,826
         842         AMERIGROUP CORPORATION+                                                                        18,010
       2,979         AXA ADR<<                                                                                     105,397
         965         CHUBB CORPORATION                                                                              92,399
         627         CIGNA CORPORATION                                                                              76,964
       1,286         CINCINNATI FINANCIAL CORPORATION                                                               57,047
         425         COMMERCE GROUP INCORPORATED                                                                    22,954
       1,088         FIDELITY NATIONAL FINANCIAL INCORPORATED                                                       41,083
         620         FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                     14,694
       1,642         HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                135,268
         926         HEALTH NET INCORPORATED+                                                                       44,402
       5,215         ING GROUP NV ADR<<                                                                            196,032

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCKS - (CONTINUED)
       1,101         LINCOLN NATIONAL CORPORATION<<                                                           $     62,504
         870         LOEWS CORPORATION                                                                              80,266
         839         MBIA INCORPORATED<<                                                                            49,283
       2,662         METLIFE INCORPORATED                                                                          133,419
         412         MGIC INVESTMENT CORPORATION                                                                    26,265
       2,328         MILLEA HOLDINGS INCORPORATED<<                                                                236,245
       1,158         OHIO CASUALTY CORPORATION                                                                      35,446
         392         PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                 41,944
       2,007         PRINCIPAL FINANCIAL GROUP INCORPORATED                                                         97,781
         824         PROASSURANCE CORPORATION+                                                                      42,263
       1,135         PROGRESSIVE CORPORATION                                                                       121,956
       3,313         PRUDENTIAL FINANCIAL INCORPORATED                                                             255,233
         542         RADIAN GROUP INCORPORATED                                                                      30,758
         573         RLI CORPORATION                                                                                30,209
       1,089         SAFECO CORPORATION                                                                             56,094
         685         SELECTIVE INSURANCE GROUP INCORPORATED                                                         37,141
       3,410         ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                     146,562
       1,628         SWISS REINSURANCE COMPANY ADR<<                                                               115,989
         811         THE HANOVER INSURANCE GROUP INCORPORATED                                                       39,293
         562         TORCHMARK CORPORATION                                                                          30,725
       7,295         UNITEDHEALTH GROUP INCORPORATED                                                               424,788
       3,338         WELLPOINT INCORPORATED+                                                                       256,325

                                                                                                                 4,632,348
                                                                                                              ------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.02%
         792         CORRECTIONS CORPORATION OF AMERICA+                                                            34,064
                                                                                                              ------------

LEATHER & LEATHER PRODUCTS - 0.04%
       2,582         COACH INCORPORATED+                                                                            92,229
                                                                                                              ------------

LOCAL & SUB-TRANSIT & INTERURBAN
HIGHWAY PASS TRANSPORTATION - 0.02%
       1,774         LAIDLAW INTERNATIONAL INCORPORATED                                                             48,962
                                                                                                              ------------

LUMBER & WOOD PRODUCTS, EXCEPT
FURNITURE - 0.01%
       1,425         CHAMPION ENTERPRISES INCORPORATED+                                                             22,116
                                                                                                              ------------

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
& OPTICAL GOODS - 1.28%
         893         ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                        39,721
       4,706         ADVANTEST CORPORATION ADR<<                                                                   133,650
         610         AFFYMETRIX INCORPORATED+<<                                                                     21,661
       2,905         AGILENT TECHNOLOGIES INCORPORATED+                                                            104,580
         714         ALLERGAN INCORPORATED                                                                          77,298
       1,208         AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                26,177
       1,222         APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                   34,546
         496         ARMOR HOLDINGS INCORPORATED+<<                                                                 29,130
         405         BAUSCH & LOMB INCORPORATED                                                                     28,030
       3,108         BAXTER INTERNATIONAL INCORPORATED                                                             117,638
       1,411         BECTON DICKINSON & COMPANY                                                                     90,092
       1,194         BIOMET INCORPORATED                                                                            43,462
       3,617         BOSTON SCIENTIFIC CORPORATION+<<                                                               88,327

SHARES               SECURITY NAME                                                                                VALUE
         788         C.R. BARD INCORPORATED                                                                     $   51,606
         194         COOPER COMPANIES INCORPORATED                                                                  10,179
       1,327         DANAHER CORPORATION<<                                                                          80,390
         167         DRS TECHNOLOGIES INCORPORATED                                                                   8,813
       1,807         EASTMAN KODAK COMPANY<<                                                                        50,686
         441         ENERGY CONVERSION DEVICES INCORPORATED+<<                                                      20,661
       4,939         FUJI PHOTO FILM COMPANY LIMITED ADR                                                           158,048
       1,683         GUIDANT CORPORATION                                                                           129,187
         550         II-VI INCORPORATED+                                                                            10,005
         610         INTEGRA LIFESCIENCES HOLDINGS+<<                                                               24,302
         493         LASERSCOPE+<<                                                                                  10,782
       6,138         MEDTRONIC INCORPORATED                                                                        331,145
         393         MENTOR CORPORATION<<                                                                           16,915
         388         MILLIPORE CORPORATION+                                                                         26,900
       1,590         PERKINELMER INCORPORATED                                                                       37,826
       2,683         RAYTHEON COMPANY                                                                              116,442
         893         RICOH COMPANY LIMITED ADR                                                                      82,201
       1,158         ROCKWELL AUTOMATION INCORPORATED                                                               78,941
       1,956         ST. JUDE MEDICAL INCORPORATED+                                                                 89,194
       1,272         STERIS CORPORATION                                                                             31,507
       1,591         STRYKER CORPORATION                                                                            73,536
         631         SYBRON DENTAL SPECIALTIES INCORPORATED+<<                                                      24,142
         433         TECHNE CORPORATION+                                                                            25,751
         890         TEKTRONIX INCORPORATED                                                                         27,412
       1,839         TERADYNE INCORPORATED+                                                                         30,877
         974         THERMO ELECTRON CORPORATION+                                                                   33,720
         919         TRIMBLE NAVIGATION LIMITED+                                                                    37,596
         378         VARIAN INCORPORATED+                                                                           15,082
       1,152         VIASYS HEALTHCARE INCORPORATED+                                                                33,615
         714         WATERS CORPORATION+                                                                            30,509
         766         WRIGHT MEDICAL GROUP INCORPORATED+<<                                                           14,807
       5,075         XEROX CORPORATION+<<                                                                           75,617
       1,298         ZIMMER HOLDINGS INCORPORATED+                                                                  89,796

                                                                                                                 2,712,502
                                                                                                              ------------

MEDICAL MANAGEMENT SERVICES - 0.03%
         945         COVENTRY HEALTH CARE INCORPORATED+                                                             56,341
                                                                                                              ------------

METAL MINING - 0.27%
       1,330         FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                          67,338
       2,556         NEWMONT MINING CORPORATION                                                                    135,263
         645         PHELPS DODGE CORPORATION                                                                       89,010
       1,447         RIO TINTO PLC ADR                                                                             272,962

                                                                                                                   564,573
                                                                                                              ------------

MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS - 0.04%
         992         VULCAN MATERIALS COMPANY                                                                       78,368
                                                                                                              ------------

MISCELLANEOUS MANUFACTURING
INDUSTRIES - 0.51%
         215         ACCO BRANDS CORPORATION+                                                                        5,113
         758         BLYTH INCORPORATED                                                                             16,888
       1,426         HASBRO INCORPORATED                                                                            28,934
      15,749         JOHNSON & JOHNSON                                                                             907,930
       2,960         MATTEL INCORPORATED                                                                            49,876
         478         RC2 CORPORATION+                                                                               17,222

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
         889         TIFFANY & COMPANY                                                                        $     33,009
         586         YANKEE CANDLE COMPANY INCORPORATED                                                             17,017

                                                                                                                 1,075,989
                                                                                                              ------------

MISCELLANEOUS RETAIL - 0.46%
       2,028         AMAZON.COM INCORPORATED+<<                                                                     76,030
       2,426         COSTCO WHOLESALE CORPORATION                                                                  124,405
       4,376         CVS CORPORATION                                                                               123,972
         337         DICK'S SPORTING GOODS INCORPORATED+<<                                                          12,772
         669         DOLLAR TREE STORES INCORPORATED+                                                               18,344
         772         EXPRESS SCRIPTS INCORPORATED+                                                                  67,372
       1,196         MICHAELS STORES INCORPORATED                                                                   38,392
       2,365         OFFICE DEPOT INCORPORATED+                                                                     84,383
         311         OVERSTOCK.COM INCORPORATED+<<                                                                   6,998
       1,201         PETSMART INCORPORATED                                                                          31,178
       1,086         PRICELINE.COM INCORPORATED+<<                                                                  26,661
       4,329         STAPLES INCORPORATED                                                                          106,234
       5,222         WALGREEN COMPANY                                                                              234,259
         583         WORLD FUEL SERVICES CORPORATION                                                                17,665

                                                                                                                   968,665
                                                                                                              ------------

MISCELLANEOUS SERVICES - 0.06%
       6,229         ADECCO SA ADR<<                                                                                85,711
         424         D&B CORPORATION+                                                                               30,842

                                                                                                                   116,553
                                                                                                              ------------

MOTION PICTURES - 0.42%
      16,113         LIBERTY MEDIA CORPORATION CLASS A+                                                            132,771
         588         MACROVISION CORPORATION+                                                                       11,883
      25,720         TIME WARNER INCORPORATED                                                                      445,213
      10,944         WALT DISNEY COMPANY                                                                           306,323

                                                                                                                   896,190
                                                                                                              ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.14%
         401         FORWARD AIR CORPORATION                                                                        14,228
         932         J.B. HUNT TRANSPORT SERVICES INCORPORATED<<                                                    22,051
         832         LANDSTAR SYSTEM INCORPORATED                                                                   38,763
       2,878         UNITED PARCEL SERVICE INCORPORATED CLASS B                                                    215,015
         199         YRC WORLDWIDE INCORPORATED+                                                                     9,520

                                                                                                                   299,577
                                                                                                              ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.79%
       5,864         AMERICAN EXPRESS COMPANY                                                                      315,952
       1,334         AMERICREDIT CORPORATION+                                                                       39,353
       1,563         CAPITAL ONE FINANCIAL CORPORATION                                                             136,919
       2,005         CHARTER MUNICIPAL MORTGAGE ACCEPTANCE COMPANY                                                  44,250
       1,405         CIT GROUP INCORPORATED                                                                         75,547
       3,187         COUNTRYWIDE FINANCIAL CORPORATION                                                             109,888
       4,780         FANNIE MAE                                                                                    261,370
         967         FINANCIAL FEDERAL CORPORATION                                                                  27,008
       3,456         FREDDIE MAC                                                                                   232,900
       2,156         ORIX CORPORATION ADR                                                                          285,670
       2,550         SLM CORPORATION                                                                               143,846

                                                                                                                 1,672,703
                                                                                                              ------------

SHARES               SECURITY NAME                                                                                VALUE
OIL & GAS EXTRACTION - 1.43%
       1,231         ANADARKO PETROLEUM CORPORATION                                                           $    122,066
       1,799         APACHE CORPORATION                                                                            120,389
         279         ATWOOD OCEANICS INCORPORATED+                                                                  25,160
       7,872         BHP BILLITON LIMITED ADR                                                                      284,100
       2,134         BJ SERVICES COMPANY                                                                            66,816
       2,218         BURLINGTON RESOURCES INCORPORATED                                                             200,019
         944         CABOT OIL & GAS CORPORATION                                                                    42,725
       1,595         CAL DIVE INTERNATIONAL INCORPORATED+                                                           56,160
         870         CHENIERE ENERGY INCORPORATED+<<                                                                34,496
         740         CIMAREX ENERGY COMPANY                                                                         31,568
       2,090         DENBURY RESOURCES INCORPORATED+                                                                59,252
       2,754         DEVON ENERGY CORPORATION                                                                      161,467
         907         ENCORE ACQUISITION COMPANY+                                                                    27,790
       4,788         ENI SPA ADR<<                                                                                 274,209
       2,718         HALLIBURTON COMPANY                                                                           184,824
       1,082         HANOVER COMPRESSOR COMPANY+<<                                                                  16,533
         658         KERR-MCGEE CORPORATION                                                                         64,287
       2,113         OCCIDENTAL PETROLEUM CORPORATION                                                              193,424
       1,713         PRIDE INTERNATIONAL INCORPORATED+                                                              53,052
       1,101         QUICKSILVER RESOURCES INCORPORATED+                                                            39,988
       2,302         RANGE RESOURCES CORPORATION<<                                                                  55,087
         300         REMINGTON OIL & GAS CORPORATION+                                                               12,570
       6,215         REPSOL YPF SA ADR<<                                                                           174,082
       1,295         ROWAN COMPANIES INCORPORATED<<                                                                 52,124
         310         SEACOR HOLDINGS INCORPORATED+<<                                                                22,621
       1,679         SOUTHWESTERN ENERGY COMPANY+                                                                   53,879
       1,267         ST. MARY LAND & EXPLORATION COMPANY<<                                                          48,640
       2,863         TOTAL SA ADR<<                                                                                361,110
       1,052         UNIT CORPORATION+                                                                              55,935
         641         VERITAS DGC INCORPORATED+                                                                      27,005
       2,441         XTO ENERGY INCORPORATED                                                                       102,254

                                                                                                                 3,023,632
                                                                                                              ------------

PAPER & ALLIED PRODUCTS - 0.29%
       1,037         BEMIS COMPANY INCORPORATED                                                                     31,089
         195         GREIF INCORPORATED CLASS A                                                                     11,292
       2,678         INTERNATIONAL PAPER COMPANY                                                                    87,758
       2,131         KIMBERLY-CLARK CORPORATION                                                                    126,113
       1,809         MEADWESTVACO CORPORATION                                                                       50,326
          80         NEENAH PAPER INCORPORATED                                                                       2,449
         966         OFFICEMAX INCORPORATED                                                                         28,333
         677         POTLATCH CORPORATION                                                                           24,670
       7,490         STORA ENSO OYJ ADR<<                                                                          106,358
       1,007         TEMPLE-INLAND INCORPORATED                                                                     42,969
       5,157         UPM-KYMMENE OYJ ADR<<                                                                         109,483

                                                                                                                   620,840
                                                                                                              ------------

PERSONAL SERVICES - 0.06%
         757         CINTAS CORPORATION                                                                             31,105
         660         G & K SERVICES INCORPORATED CLASS A                                                            25,806
       1,860         H & R BLOCK INCORPORATED                                                                       41,478
         558         REGIS CORPORATION                                                                              21,360

                                                                                                                   119,749
                                                                                                              ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.13%
         436         AMERADA HESS CORPORATION<<                                                                     60,303
       7,502         BP PLC ADR                                                                                    498,283

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
      11,693         CHEVRONTEXACO CORPORATION                                                                $    660,421
       7,424         CONOCOPHILLIPS<<                                                                              452,567
      32,395         EXXON MOBIL CORPORATION                                                                     1,923,291
         779         FRONTIER OIL CORPORATION                                                                       36,029
         603         HEADWATERS INCORPORATED+<<                                                                     22,383
       2,151         MARATHON OIL CORPORATION                                                                      151,861
       1,238         MURPHY OIL CORPORATION                                                                         58,025
       4,099         ROYAL DUTCH SHELL PLC ADR CLASS A                                                             247,907
       2,818         ROYAL DUTCH SHELL PLC ADR CLASS B                                                             177,619
         627         TESORO PETROLEUM CORPORATION                                                                   37,877
       3,270         VALERO ENERGY CORPORATION                                                                     175,893

                                                                                                                 4,502,459
                                                                                                              ------------

PRIMARY METAL INDUSTRIES - 0.48%
       5,176         ALCOA INCORPORATED                                                                            151,760
       1,187         ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                          59,955
         514         CARPENTER TECHNOLOGY CORPORATION                                                               42,965
         581         CHAPARRAL STEEL COMPANY+                                                                       26,616
         384         COMMSCOPE INCORPORATED+                                                                         9,212
         366         CURTISS-WRIGHT CORPORATION                                                                     22,634
         908         ENGELHARD CORPORATION                                                                          36,093
       3,473         JOHNSON MATTHEY PLC ADR<<                                                                     173,948
       4,230         KUBOTA CORPORATION ADR                                                                        207,566
         345         LONE STAR TECHNOLOGIES INCORPORATED+                                                           17,147
         474         MAVERICK TUBE CORPORATION+<<                                                                   22,055
       1,018         MUELLER INDUSTRIES INCORPORATED                                                                33,604
       1,259         NUCOR CORPORATION                                                                             108,337
         610         STEEL DYNAMICS INCORPORATED                                                                    28,060
         271         TEXAS INDUSTRIES INCORPORATED                                                                  16,439
         902         UNITED STATES STEEL CORPORATION<<                                                              49,159

                                                                                                                 1,005,550
                                                                                                              ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.51%
         824         BANTA CORPORATION                                                                              40,137
       4,165         CBS CORPORATION CLASS B                                                                       101,876
         531         CONSOLIDATED GRAPHICS INCORPORATED+                                                            27,118
         669         DOW JONES & COMPANY INCORPORATED                                                               27,195
       1,130         GANNETT COMPANY INCORPORATED                                                                   70,241
         603         KNIGHT-RIDDER INCORPORATED                                                                     36,192
       2,350         MCGRAW-HILL COMPANIES INCORPORATED                                                            124,761
       1,121         NEW YORK TIMES COMPANY CLASS A<<                                                               31,635
       5,852         PEARSON PLC ADR                                                                                72,857
       4,818         REED ELSEVIER NV ADR                                                                          130,279
       1,885         RR DONNELLEY & SONS COMPANY                                                                    63,449
       2,082         TOPPAN PRINTING COMPANY LIMITED ADR<<                                                         133,737
       1,064         TRIBUNE COMPANY                                                                                32,558
         462         VALASSIS COMMUNICATIONS INCORPORATED+<<                                                        12,728
       4,134         VIACOM INCORPORATED CLASS B+                                                                  165,195

                                                                                                                 1,069,958
                                                                                                              ------------

RAILROAD TRANSPORTATION - 0.23%
       2,047         BURLINGTON NORTHERN SANTA FE CORPORATION                                                      160,976
       1,435         CSX CORPORATION                                                                                79,470
       1,283         KANSAS CITY SOUTHERN+<<                                                                        29,727
       2,298         NORFOLK SOUTHERN CORPORATION                                                                  117,612

SHARES               SECURITY NAME                                                                                VALUE
       1,092         UNION PACIFIC CORPORATION                                                                $     96,697

                                                                                                                   484,482
                                                                                                              ------------

REAL ESTATE - 0.04%
         664         JONES LANG LASALLE INCORPORATED                                                                44,940
         664         NEW CENTURY FINANCIAL CORPORATION                                                              25,730
         302         PHH CORPORATION+                                                                                8,634

                                                                                                                    79,304
                                                                                                              ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.03%
       1,379         PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                      55,712
                                                                                                              ------------

RUBBER & MISCELLANEOUS
PLASTICS PRODUCTS - 0.07%
         927         COOPER TIRE & RUBBER COMPANY                                                                   13,812
         876         JARDEN CORPORATION+<<                                                                          26,271
         678         SEALED AIR CORPORATION                                                                         38,565
       1,648         THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                          23,616
       1,085         WEST PHARMACEUTICAL SERVICES INCORPORATED                                                      35,035

                                                                                                                   137,299
                                                                                                              ------------

SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES - 1.21%
       1,489         AMERIPRISE FINANCIAL INCORPORATED                                                              67,720
       3,924         AMVESCAP PLC ADR                                                                               74,791
         610         BEAR STEARNS COMPANIES INCORPORATED                                                            82,008
         536         BKF CAPITAL GROUP INCORPORATED<<                                                                7,182
       7,030         CHARLES SCHWAB CORPORATION                                                                    113,956
         234         CHICAGO MERCANTILE EXCHANGE                                                                    99,590
       4,888         CREDIT SUISSE GROUP ADR<<                                                                     270,306
       2,835         E*TRADE FINANCIAL CORPORATION+                                                                 72,519
       1,536         EATON VANCE CORPORATION<<                                                                      43,285
       1,275         FRANKLIN RESOURCES INCORPORATED                                                               130,917
       1,301         FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A<<                                          12,958
       2,220         GOLDMAN SACHS GROUP INCORPORATED                                                              313,664
       1,671         LEHMAN BROTHERS HOLDINGS INCORPORATED                                                         243,883
       5,096         MERRILL LYNCH & COMPANY INCORPORATED                                                          393,462
       5,753         MORGAN STANLEY                                                                                343,224
       9,392         NOMURA HOLDINGS INCORPORATED ADR<<                                                            181,172
         481         PIPER JAFFRAY COMPANIES INCORPORATED+                                                          23,896
         975         T. ROWE PRICE GROUP INCORPORATED                                                               74,861

                                                                                                                 2,549,394
                                                                                                              ------------

SOCIAL SERVICES - 0.05%
       8,824         ABB LIMITED ADR+                                                                              106,329
                                                                                                              ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.29%
         113         CABOT MICROELECTRONICS CORPORATION+<<                                                           3,856
         796         CARBO CERAMICS INCORPORATED                                                                    43,581
       8,642         CORNING INCORPORATED+                                                                         210,951
       1,738         GENTEX CORPORATION                                                                             28,955
       3,039         HANSON PLC ADR                                                                                185,197
       5,655         LAFARGE SA ADR<<                                                                              148,500

                                                                                                                   621,040
                                                                                                              ------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
TEXTILE MILL PRODUCTS - 0.01%
         252         OXFORD INDUSTRIES INCORPORATED                                                           $     11,537
                                                                                                              ------------

TOBACCO PRODUCTS - 0.49%
      10,647         ALTRIA GROUP INCORPORATED                                                                     765,519
       4,158         BRITISH AMERICAN TOBACCO PLC ADR<<                                                            199,085
         495         REYNOLDS AMERICAN INCORPORATED<<                                                               52,544
         710         UST INCORPORATED<<                                                                             27,605

                                                                                                                 1,044,753
                                                                                                              ------------

TRANSPORTATION BY AIR - 0.27%
         198         ALASKA AIR GROUP INCORPORATED+<<                                                                6,346
       1,733         AMR CORPORATION+<<                                                                             43,498
      11,345         BAA PLC ADR<<                                                                                 158,944
       1,556         FEDEX CORPORATION                                                                             166,865
       8,174         JAPAN AIRLINES SYSTEM ADR+<<                                                                  109,739
       5,562         SOUTHWEST AIRLINES COMPANY                                                                     93,275

                                                                                                                   578,667
                                                                                                              ------------

TRANSPORTATION EQUIPMENT - 1.34%
         781         AUTOLIV INCORPORATED                                                                           41,823
       4,630         BAE SYSTEMS PLC ADR                                                                           136,219
       4,482         BOEING COMPANY                                                                                325,797
       1,144         CLARCOR INCORPORATED                                                                           38,724
       2,293         DAIMLERCHRYSLER AG ADR<<                                                                      127,193
         652         DANA CORPORATION<<                                                                              1,148
      12,660         FIAT SPA ADR<<                                                                                137,361
      10,050         FORD MOTOR COMPANY<<                                                                           80,098
         840         GENERAL DYNAMICS CORPORATION                                                                  103,547
       2,431         GENERAL MOTORS CORPORATION<<                                                                   49,374
       1,201         GENUINE PARTS COMPANY                                                                          53,469
         938         GOODRICH CORPORATION                                                                           39,246
          83         GROUP 1 AUTOMOTIVE INCORPORATED                                                                 3,177
       1,429         HARLEY-DAVIDSON INCORPORATED                                                                   75,037
       6,141         HONDA MOTOR COMPANY LIMITED ADR                                                               180,423
       4,611         HONEYWELL INTERNATIONAL INCORPORATED                                                          188,820
       1,060         ITT INDUSTRIES INCORPORATED                                                                    55,650
       1,121         JOHNSON CONTROLS INCORPORATED                                                                  79,894
       1,655         LOCKHEED MARTIN CORPORATION                                                                   120,600
         591         NAVISTAR INTERNATIONAL CORPORATION+                                                            17,346
       1,554         NORTHROP GRUMMAN CORPORATION                                                                   99,611
       1,067         PACCAR INCORPORATED                                                                            74,551
         704         TEXTRON INCORPORATED                                                                           62,029
         750         THOR INDUSTRIES INCORPORATED                                                                   35,400
       3,458         TOYOTA MOTOR CORPORATION ADR                                                                  369,556
         541         TRINITY INDUSTRIES INCORPORATED                                                                28,673
       5,327         UNITED TECHNOLOGIES CORPORATION                                                               311,629

                                                                                                                 2,836,395
                                                                                                              ------------

TRANSPORTATION SERVICES - 0.08%
       1,468         CH ROBINSON WORLDWIDE INCORPORATED                                                             65,796
       1,668         EXPEDIA INCORPORATED+<<                                                                        31,642
         750         EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                            58,343
         818         SABRE HOLDINGS CORPORATION                                                                     19,738

                                                                                                                   175,519
                                                                                                              ------------

SHARES               SECURITY NAME                                                                                VALUE
WATER TRANSPORTATION - 0.03%
         608         ALEXANDER & BALDWIN INCORPORATED                                                         $     29,628
         467         KIRBY CORPORATION+                                                                             28,627
          69         OVERSEAS SHIPHOLDING GROUP INCORPORATED                                                         3,489

                                                                                                                    61,744
                                                                                                              ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.51%
       1,050         AMERISOURCEBERGEN CORPORATION                                                                  48,290
         570         BROWN-FORMAN CORPORATION CLASS B                                                               40,105
       2,053         CARDINAL HEALTH INCORPORATED                                                                  149,048
       1,640         MCKESSON CORPORATION                                                                           88,773
       1,674         MEDCO HEALTH SOLUTIONS INCORPORATED+                                                           93,275
         960         NASH FINCH COMPANY<<                                                                           29,760
         939         NIKE INCORPORATED CLASS B                                                                      81,486
       1,579         SMURFIT-STONE CONTAINER CORPORATION+                                                           20,716
         845         SUPERVALU INCORPORATED                                                                         26,702
       3,126         SYSCO CORPORATION                                                                              94,061
         673         TRACTOR SUPPLY COMPANY+                                                                        42,520
       2,473         UNILEVER NV NY SHARES                                                                         172,096
       3,661         UNILEVER PLC ADR<<                                                                            152,115
         906         UNITED NATURAL FOODS INCORPORATED+<<                                                           30,134

                                                                                                                 1,069,081
                                                                                                              ------------

WHOLESALE TRADE-DURABLE GOODS - 0.57%
         724         ARROW ELECTRONICS INCORPORATED+                                                                25,188
       1,192         AVNET INCORPORATED+                                                                            29,955
       1,106         CYTYC CORPORATION+                                                                             31,886
         579         HUGHES SUPPLY INCORPORATED                                                                     26,779
         727         INSIGHT ENTERPRISES INCORPORATED+                                                              15,652
       1,267         KYOCERA CORPORATION ADR                                                                       112,370
       5,280         MITSUBISHI CORPORATION ADR                                                                    247,988
         823         MITSUI & COMPANY LIMITED ADR                                                                  222,210
       4,736         NISSAN MOTOR COMPANY LIMITED ADR<<                                                            108,975
         699         OMNICARE INCORPORATED                                                                          42,534
         987         PATTERSON COMPANIES INCORPORATED+                                                              35,572
         941         PEP BOYS-MANNY, MOE & JACK                                                                     14,774
         956         SCP POOL CORPORATION                                                                           41,557
      17,396         SUMITOMO MITSUI FINANCIAL                                                                     192,247
         501         TECH DATA CORPORATION+                                                                         20,807
         460         W.W. GRAINGER INCORPORATED                                                                     34,059

                                                                                                                 1,202,553
                                                                                                              ------------

TOTAL COMMON STOCKS
(COST $74,452,402)                                                                                              96,534,446
                                                                                                              ------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL                                                                            %          DATE
US TREASURY SECURITIES - 53.51%

US TREASURY BILLS - 0.28%
$    326,000         US TREASURY BILL<<^                                            4.20       03/02/2006          325,962
      60,000         US TREASURY BILL<<^                                            4.21       03/02/2006           59,993
     176,000         US TREASURY BILL<<^                                            4.23       03/02/2006          175,979
      27,000         US TREASURY BILL<<^                                            4.25       03/02/2006           26,997

                                                                                                                   588,931
                                                                                                              ------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                   %          DATE             VALUE
US TREASURY NOTES - 53.23%
$ 17,298,000         US TREASURY NOTE<<                                             2.63       03/15/2009     $ 16,308,087
  29,120,000         US TREASURY NOTE<<                                             4.00       06/15/2009       28,542,143
   1,500,000         US TREASURY NOTE<<                                             6.00       08/15/2009        1,564,278
   5,530,000         US TREASURY NOTE<<                                             3.38       09/15/2009        5,302,103
   3,600,000         US TREASURY NOTE<<                                             3.50       11/15/2009        3,460,079
   1,400,000         US TREASURY NOTE<<                                             3.63       01/15/2010        1,349,852
  28,045,000         US TREASURY NOTE<<                                             4.00       03/15/2010       27,382,212
   8,024,000         US TREASURY NOTE<<                                             4.13       08/15/2010        7,863,207
  21,403,000         US TREASURY NOTE<<                                             3.88       09/15/2010       20,748,368

                                                                                                               112,520,329
                                                                                                              ------------

TOTAL US TREASURY SECURITIES
(COST $115,998,682)                                                                                            113,109,260
                                                                                                              ------------
COLLATERAL FOR SECURITIES LENDING - 47.82%

SHARES
COLLATERAL INVESTED IN MONEY
MARKET FUNDS - 0.01%
      28,019         SCUDDER DAILY ASSETS MONEY MARKET FUND                                                         28,019
         174         SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                   175

                                                                                                                    28,194
                                                                                                              ------------
PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS - 47.81%
$     81,154         ABBEY NATIONAL TREASURY SERVICE                                4.69       01/16/2007           81,247
   1,204,226         AMERICAN EXPRESS BANK FSB                                      4.54       01/26/2007        1,204,034
      56,284         AMERICAN EXPRESS CREDIT CORPORATION                            4.74       05/16/2006           56,310
     759,186         AMERICAN GENERAL FINANCE                                       4.60       03/15/2007          759,490
     917,804         AMSTEL FUNDING CORPORATION                                     4.39       03/28/2006          914,692
   1,308,942         AQUIFER FUNDING LIMITED                                        4.55       03/06/2006        1,308,130
   1,308,942         AQUIFER FUNDING LIMITED                                        4.55       03/07/2006        1,307,960
     235,452         AQUINAS FUNDING LLC                                            4.56       03/23/2006          234,803
      22,278         AQUINAS FUNDING LLC                                            4.77       05/15/2006           22,061
      65,447         ATLANTIS ONE FUNDING CORPORATION                               4.55       03/09/2006           65,382
     130,894         ATLAS CAPITAL FUNDING LIMITED                                  4.40       03/09/2006          130,763
     319,827         ATLAS CAPITAL FUNDING LIMITED                                  4.62       05/17/2006          316,619

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                  %           DATE             VALUE
$    739,055         ATOMIUM FUNDING CORPORATION                                    4.46       03/17/2006     $    737,576
     837,723         ATOMIUM FUNDING CORPORATION                                    4.54       03/20/2006          835,729
   8,900,802         BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY
                        VALUE $8,901,942)                                           4.61       03/01/2006        8,900,802
   2,617,883         BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
                        VALUE $2,618,218)                                           4.61       03/01/2006        2,617,883
      98,406         BETA FINANCE INCORPORATED SERIES MTN                           4.64       06/02/2006           98,429
  10,366,817         BNP PARIBAS REPURCHASE AGREEMENT
                        (MATURITY VALUE $10,368,144)                                4.61       03/01/2006       10,366,817
   2,356,095         BUCKINGHAM CDO LLC                                             4.55       03/03/2006        2,355,506
     575,097         BUCKINGHAM CDO LLC                                             4.55       03/07/2006          574,665
     297,784         BUCKINGHAM CDO LLC                                             4.55       03/08/2006          297,525
     523,577         BUCKINGHAM CDO LLC                                             4.56       03/20/2006          522,331
     654,471         BUCKINGHAM CDO LLC                                             4.59       03/30/2006          652,089
   1,596,202         BUCKINGHAM II CDO LLC                                          4.55       03/03/2006        1,595,803
   2,611,338         BUCKINGHAM II CDO LLC                                          4.58       03/29/2006        2,602,146
     811,544         BUCKINGHAM II CDO LLC                                          4.59       03/24/2006          809,198
   1,047,153         CAIRN HIGH GRADE FUNDING I                                     4.54       03/02/2006        1,047,017
     523,577         CAIRN HIGH GRADE FUNDING I                                     4.56       03/16/2006          522,592
     471,219         CAIRN HIGH GRADE FUNDING I                                     4.56       03/21/2006          470,036
     654,471         CAIRN HIGH GRADE FUNDING I                                     4.56       03/23/2006          652,664
     575,934         CAIRN HIGH GRADE FUNDING I                                     4.56       03/24/2006          574,270
     510,487         CAIRN HIGH GRADE FUNDING I                                     4.59       03/31/2006          508,563
      52,358         CC USA INCORPORATED                                            4.56       07/14/2006           52,359

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                   %          DATE              VALUE
COLLATERAL INVESTED IN OTHER ASSETS - (CONTINUED)
$      7,016         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.46       03/13/2006     $      7,005
      74,950         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.48       03/07/2006           74,894
     157,806         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.48       03/10/2006          157,628
     261,788         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.48       03/22/2006          261,100
     338,911         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.54       04/10/2006          337,186
     238,411         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.56       03/14/2006          238,022
      26,362         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.57       03/23/2006           26,289
     785,365         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.57       04/19/2006          780,425
     794,370         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.71       05/08/2006          787,332
     311,999         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.73       05/12/2006          309,073
     130,894         CITIGROUP INCORPORATED                                         4.62       03/20/2006          130,884
      43,640         CLIPPER RECEIVABLES CORPORATION                                4.57       03/20/2006           43,536
     183,252         CONCORD MINUTEMEN CAPITAL COMPANY (SERIES A)                   4.60       04/05/2006          182,436
     965,030         CONCORD MINUTEMEN CAPITAL COMPANY                              4.55       03/06/2006          965,030
   1,662,356         CONCORD MINUTEMEN CAPITAL COMPANY                              4.55       03/15/2006        1,662,356
   1,178,047         CONCORD MINUTEMEN CAPITAL COMPANY                              4.55       03/08/2007        1,178,047
     410,458         CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED               4.46       03/15/2006          409,740
   1,555,101         CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED               4.55       03/09/2006        1,553,546
     633,528         CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED               4.56       03/13/2006          632,577

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                   %          DATE              VALUE
$  1,569,421         CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED               4.56       03/21/2006     $  1,565,482
      11,780         CREDIT SUISSE BANK                                             4.52       03/21/2006           11,778
      71,992         CREDIT SUISSE BANK FIRST BOSTON                                4.77       06/19/2006           72,054
   1,151,869         CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1                4.61       05/04/2006        1,150,797
      40,891         CULLINAN FINANCE CORPORATION                                   4.75       05/11/2006           40,513
     131,941         DEER VALLEY FUNDING LLC                                        4.51       03/20/2006          131,627
     620,779         DEER VALLEY FUNDING LLC                                        4.54       03/03/2006          620,623
   2,354,288         DEER VALLEY FUNDING LLC                                        4.58       03/23/2006        2,347,791
     392,682         EIFFEL FUNDING LLC                                             4.48       03/27/2006          391,402
     308,518         EIFFEL FUNDING LLC                                             4.56       03/10/2006          308,169
      33,902         EIFFEL FUNDING LLC                                             4.58       03/28/2006           33,787
     176,053         EUREKA SECURITIZATION INCORPORATED                             4.48       03/09/2006          175,877
     357,341         FIVE FINANCE INCORPORATED                                      4.57       03/27/2006          356,176
      91,626         FIVE FINANCE INCORPORATED                                      4.57       03/28/2006           91,315
     131,732         FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                 4.33       03/16/2006          131,484
      26,179         GALAXY FUNDING INCORPORATED                                    4.56       03/21/2006           26,113
      57,724         GEMINI SECURITIZATION INCORPORATED                             4.41       03/10/2006           57,659
      26,179         GENERAL ELECTRIC CAPITAL                                       4.52       03/29/2006           26,175
     314,408         GENERAL ELECTRIC CAPITAL                                       4.62       09/18/2006          314,706
     602,768         GENERAL ELECTRIC CAPITAL                                       4.91       05/12/2006          602,997
     418,861         GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY                     4.65       06/16/2006          418,861
     117,386         GEORGE STREET FINANCE LLC                                      4.43       03/13/2006          117,210
   1,335,120         GOLDMAN SACHS GROUP INCORPORATED                               4.66       06/30/2006        1,335,120
     654,471         GOLDMAN SACHS GROUP INCORPORATED                               4.71       08/16/2006          654,471
      42,541         GOLDMAN SACHS GROUP INCORPORATED                               4.94       08/18/2006           42,586

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                   %          DATE              VALUE
COLLATERAL INVESTED IN OTHER ASSETS - (CONTINUED)
$    21,833          GRAMPIAN FUNDING LIMITED                                       4.44       04/11/2006     $     21,719
    191,105          HBOS TREASURY SERVICES PLC                                     4.55       06/30/2006          191,128
     66,625          ING AMERICA INSURANCE HOLDINGS INCORPORATED                    4.58       03/14/2006           66,517
  2,199,022          ING USA ANNUITY & LIFE INSURANCE                               4.72       06/06/2006        2,199,022
    654,471          IRISH LIFE & PERMANENT                                         4.46       03/28/2006          652,252
     20,184          JUPITER SECURITIZATION CORPORATION                             4.57       03/20/2006           20,136
     56,284          K2 USA LLC                                                     4.46       04/20/2006           55,923
    131,182          K2 USA LLC                                                     4.63       07/24/2006          131,220
  1,675,445          KAUPTHING BANK HF SERIES MTN                                   4.63       03/20/2007        1,675,378
    706,828          KLIO FUNDING CORPORATION                                       4.57       03/23/2006          704,878
    663,790          KLIO II FUNDING CORPORATION                                    4.56       03/17/2006          662,463
  1,308,942          KLIO II FUNDING CORPORATION                                    4.59       03/27/2006        1,304,674
  1,085,819          KLIO III FUNDING CORPORATION                                   4.46       03/20/2006        1,083,235
    372,080          KLIO III FUNDING CORPORATION                                   4.49       04/05/2006          370,424
  1,189,226          KLIO III FUNDING CORPORATION                                   4.56       03/23/2006        1,185,943
    549,755          LEHMAN BROTHERS HOLDINGS INCORPORATED                          4.61       03/16/2006          549,755
     52,358          LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG              4.59       06/02/2006           52,366
     28,718          LEXINGTON PARKER CAPITAL CORPORATION                           4.45       04/18/2006           28,541
     63,327          LEXINGTON PARKER CAPITAL CORPORATION                           4.49       03/14/2006           63,223
  1,503,372          LEXINGTON PARKER CAPITAL CORPORATION                           4.54       03/06/2006        1,502,440
  1,025,791          LEXINGTON PARKER CAPITAL CORPORATION                           4.71       05/10/2006        1,016,436
  1,963,412          LIBERTY LIGHT US CAPITAL SERIES MTN                            4.57       05/26/2006        1,963,648
     48,562          LIBERTY STREET FUNDING CORPORATION                             4.57       03/16/2006           48,470

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                   %          DATE              VALUE
$    327,942         LINKS FINANCE LLC SERIES MTN                                   4.56       03/15/2006     $    327,936
     903,170         LIQUID FUNDING LIMITED                                         4.49       04/04/2006          899,259
     916,259         LIQUID FUNDING LIMITED                                         4.55       03/03/2006          916,259
     706,828         LIQUID FUNDING LIMITED                                         4.55       08/14/2006          706,828
     523,577         LIQUID FUNDING LIMITED                                         4.56       03/06/2006          523,252
     405,772         LIQUID FUNDING LIMITED                                         4.57       03/10/2006          405,313
     143,984         MERRILL LYNCH & COMPANY                                        4.69       06/06/2006          144,093
      26,179         MERRILL LYNCH & COMPANY                                        4.88       04/18/2006           26,181
      31,179         MONT BLANC CAPITAL CORPORATION                                 4.48       04/10/2006           31,020
   1,832,518         MORGAN STANLEY                                                 4.63       10/10/2006        1,832,518
   1,308,942         MORGAN STANLEY                                                 4.63       10/30/2006        1,308,942
      47,122         MORGAN STANLEY                                                 4.80       03/27/2006           47,122
     402,500         MORGAN STANLEY SERIES EXL                                      4.60       08/13/2010          402,608
     120,187         NIEUW AMSTERDAM RECEIVABLES CORPORATION                        4.55       03/01/2006          120,187
      47,881         NIEUW AMSTERDAM RECEIVABLES CORPORATION                        4.55       03/09/2006           47,833
      52,253         NIEUW AMSTERDAM RECEIVABLES CORPORATION                        4.60       04/06/2006           52,014
      67,725         NIEUW AMSTERDAM RECEIVABLES CORPORATION                        4.62       06/15/2006           66,779
      26,179         PERRY GLOBAL FUNDING LIMITED                                   4.56       03/01/2006           26,179
      16,702         PERRY GLOBAL FUNDING LIMITED                                   4.86       06/12/2006           16,476
     706,828         PREMIUM ASSET TRUST 2001-2                                     4.87       03/28/2006          706,843
     307,523         PRUDENTIAL PLC                                                 4.66       04/10/2006          305,957
      52,358         PRUDENTIAL PLC                                                 4.72       05/08/2006           51,894
   1,203,048         RACERS TRUST 2004-6-MM                                         4.57       05/22/2006        1,203,144
      82,856         ROYAL BANK OF SCOTLAND PLC                                     4.79       11/24/2006           82,902
     654,471         ROYAL BANK OF SCOTLAND PLC                                     4.79       11/24/2006          654,837
      13,089         SCALDIS CAPITAL LIMITED                                        4.32       03/27/2006           13,047

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                   %          DATE              VALUE
COLLATERAL INVESTED IN OTHER ASSETS - (CONTINUED)
$     16,021         SCALDIS CAPITAL LIMITED                                        4.48       04/21/2006     $     15,917
     117,805         SCALDIS CAPITAL LIMITED                                        4.49       04/18/2006          117,079
     654,471         SEDNA FINANCE INCORPORATED                                     4.43       12/08/2006          654,477
     248,699         SLM CORPORATION                                                4.79       04/25/2006          248,719
      52,358         SPINTAB (SWEDMORTGAGE) AB                                      4.40       03/06/2006           52,325
      19,634         SWEDBANK (FORENINGS SPARBANKEN)                                4.47       04/10/2006           19,534
      15,707         TANGO FINANCE CORPORATION                                      4.35       03/09/2006           15,692
     304,983         TANGO FINANCE CORPORATION                                      4.45       04/03/2006          303,702
     327,942         TANGO FINANCE CORPORATION SERIES MTN                           4.63       10/25/2006          328,050
     468,365         THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED            4.46       03/20/2006          467,251
      19,346         THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED            4.80       05/15/2006           19,157
   2,617,883         TRANSAMERICA OCCIDENTAL LIFE INSURANCE                         4.76       07/11/2006        2,617,883
     503,131         TRAVELLERS INSURANCE COMPANY                                   4.64       02/09/2007          503,121
     523,577         UNICREDITO ITALIANO                                            4.46       03/28/2006          523,466
   1,308,942         UNICREDITO ITALIANO                                            4.47       06/30/2006        1,308,754
     654,471         UNICREDITO ITALIANO                                            4.58       03/09/2007          654,386
      52,358         WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE)        4.56       03/13/2006           52,279
     942,071         WHITE PINE FINANCE LLC (MERGING INTO WHISTLEJACK)              4.56       03/13/2006          940,658
      49,687         WHITE PINE FINANCE LLC (MERGING INTO WHISTLEJACK)              4.56       03/15/2006           49,601
     800,627         WHITE PINE FINANCE LLC (MERGING INTO WHISTLEJACK)              4.57       03/28/2006          797,913
     261,788         WHITE PINE FINANCE LLC (MERGING INTO WHISTLEJACK)              4.67       05/17/2006          259,163
     680,650         WHITE PINE FINANCE LLC SERIES MTN                              4.57       06/12/2006          680,751

                                                                                                               101,056,462
                                                                                                              -------------

                                                                                                                 VALUE
TOTAL COLLATERAL FOR SECURITIES
LENDING** (COST $101,084,657)                                                                                 $101,084,656
                                                                                                              -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $291,535,741)*                                                                             147.00%      $310,728,362
OTHER ASSETS AND LIABILITIES, NET                                                                (47.00)       (99,355,116)
                                                                                               --------       ------------
TOTAL NET ASSETS                                                                                 100.00%      $211,373,246
                                                                                               ========       ============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $19,360. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.49% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $293,449,555 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

           GROSS UNREALIZED APPRECIATION                      $ 25,653,336
           GROSS UNREALIZED DEPRECIATION                        (8,374,529)
                                                              ------------
           NET UNREALIZED APPRECIATION (DEPRECIATION)         $ 17,278,807

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND               FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCKS - 64.01%

AMUSEMENT & RECREATION SERVICES - 0.11%
       3,374         HARRAH'S ENTERTAINMENT INCORPORATED                                                      $    242,636
       4,756         INTERNATIONAL GAME TECHNOLOGY                                                                 170,122
       1,021         MULTIMEDIA GAMES INCORPORATED+<<                                                               10,813

                                                                                                                   423,571
                                                                                                              ------------

APPAREL & ACCESSORY STORES - 0.29%
       1,845         ABERCROMBIE & FITCH COMPANY CLASS A                                                           124,205
       2,106         AEROPOSTALE INCORPORATED+                                                                      60,421
       2,999         CHICO'S FAS INCORPORATED+                                                                     141,103
       8,723         GAP INCORPORATED                                                                              161,725
       3,874         KOHL'S CORPORATION+                                                                           186,378
       6,598         LIMITED BRANDS                                                                                156,175
       3,907         NORDSTROM INCORPORATED                                                                        148,466
       3,523         ROSS STORES INCORPORATED                                                                       99,771

                                                                                                                 1,078,244
                                                                                                              ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM
FABRICS & SIMILAR MATERIALS - 0.31%
      15,782         BENETTON GROUP SPA ADR<<                                                                      401,810
       2,454         JONES APPAREL GROUP INCORPORATED                                                               70,970
       2,388         LIZ CLAIBORNE INCORPORATED                                                                     86,040
       2,013         VF CORPORATION                                                                                110,312
       7,315         WACOAL CORPORATION ADR<<                                                                      501,516

                                                                                                                 1,170,648
                                                                                                              ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE
STATIONS - 0.08%

       3,862         AUTONATION INCORPORATED+                                                                       80,754
         810         AUTOZONE INCORPORATED+                                                                         78,311
       2,582         CARMAX INCORPORATED+                                                                           81,127
       2,331         COPART INCORPORATED+                                                                           60,233

                                                                                                                   300,425
                                                                                                              ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS
& OPERATIVE BUILDERS - 0.52%
       2,328         CENTEX CORPORATION                                                                            157,396
       4,701         D.R. HORTON INCORPORATED                                                                      160,351
       2,247         LENNAR CORPORATION CLASS A<<                                                                  134,506
       1,059         MDC HOLDINGS INCORPORATED                                                                      64,906
         118         NVR INCORPORATED+<<                                                                            88,854
       3,434         PULTE HOMES INCORPORATED                                                                      131,900
      63,256         SEKISUI HOUSE LIMITED                                                                         969,386
       8,982         VIVENDI UNIVERSAL SA ADR                                                                      270,807

                                                                                                                 1,978,106
                                                                                                              ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
MOBILE HOME DEALERS - 0.55%
       2,574         FASTENAL COMPANY                                                                              113,024
      27,720         HOME DEPOT INCORPORATED                                                                     1,168,398
      10,101         LOWE'S COMPANIES INCORPORATED                                                                 688,686
       2,029         SHERWIN-WILLIAMS COMPANY                                                                       92,421

                                                                                                                 2,062,529
                                                                                                              ------------

BUSINESS SERVICES - 3.74%
4,961                3COM CORPORATION+                                                                              23,069
1,630                AARON RENTS INCORPORATED                                                                       42,706

SHARES               SECURITY NAME                                                                                VALUE
         384         ADMINISTAFF INCORPORATED                                                                 $     18,221
       8,498         ADOBE SYSTEMS INCORPORATED                                                                    328,193
       1,425         AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                             89,661
       3,028         AKAMAI TECHNOLOGIES INCORPORATED+<<                                                            80,242
       1,502         ANSYS INCORPORATED+                                                                            71,225
       1,014         ARBITRON INCORPORATED                                                                          39,749
       3,790         AUTODESK INCORPORATED                                                                         142,693
       7,018         AUTOMATIC DATA PROCESSING INCORPORATED                                                        324,161
         493         AVOCENT CORPORATION+                                                                           16,471
       6,426         BEA SYSTEMS INCORPORATED+                                                                      73,706
       5,081         BISYS GROUP INCORPORATED+                                                                      71,693
         566         BLUE COAT SYSTEMS INCORPORATED+                                                                12,016
       4,525         BMC SOFTWARE INCORPORATED+                                                                     98,962
       1,927         BRINK'S COMPANY                                                                                94,365
       6,298         CA INCORPORATED<<                                                                             171,054
       5,101         CADENCE DESIGN SYSTEMS INCORPORATED+                                                           90,543
      14,699         CENDANT CORPORATION                                                                           244,297
       3,267         CERIDIAN CORPORATION+                                                                          84,485
       1,519         CHECKFREE CORPORATION+<<                                                                       75,130
       1,587         CHOICEPOINT INCORPORATED+                                                                      70,463
       3,089         CITRIX SYSTEMS INCORPORATED+                                                                   99,960
       4,459         CNET NETWORKS INCORPORATED+<<                                                                  61,713
       1,111         COGNEX CORPORATION                                                                             30,564
       2,485         COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                           143,161
       2,594         COMPUTER SCIENCES CORPORATION+                                                                140,958
       9,026         COMPUWARE CORPORATION+                                                                         74,103
       3,324         CONVERGYS CORPORATION+                                                                         57,738
       2,324         CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                        51,082
       1,899         DELUXE CORPORATION                                                                             47,038
         664         DIGITAL RIVER INCORPORATED+                                                                    24,993
       1,287         DST SYSTEMS INCORPORATED+<<                                                                    72,368
      14,301         EBAY INCORPORATED+                                                                            572,898
       3,277         EFUNDS CORPORATION+                                                                            88,741
       4,037         ELECTRONIC ARTS INCORPORATED+                                                                 209,803
       7,554         ELECTRONIC DATA SYSTEMS CORPORATION                                                           201,692
       1,428         ELECTRONICS FOR IMAGING INCORPORATED+                                                          38,299
       2,850         EQUIFAX INCORPORATED                                                                          104,424
       1,674         FAIR ISAAC CORPORATION                                                                         71,346
       1,589         FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                            63,004
         610         FILENET CORPORATION+<<                                                                         15,701
       9,513         FIRST DATA CORPORATION                                                                        429,322
       3,002         FISERV INCORPORATED+                                                                          124,583
         944         GETTY IMAGES INCORPORATED+<<                                                                   76,492
       2,119         GOOGLE INCORPORATED CLASS A+                                                                  768,392
       1,166         HUDSON HIGHLAND GROUP INCORPORATED+                                                            19,344
       1,234         HYPERION SOLUTIONS CORPORATION+                                                                41,401
       3,871         IMS HEALTH INCORPORATED                                                                        93,291
       1,144         INFOSPACE INCORPORATED+                                                                        27,589
       4,538         INTERNET CAPITAL GROUP INCORPORATED+<<                                                         41,296
       7,215         INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                 74,747
       2,160         INTUIT INCORPORATED+                                                                          104,933
       2,144         IRON MOUNTAIN INCORPORATED+                                                                    93,693

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCKS - (CONTINUED)
       7,746         JUNIPER NETWORKS INCORPORATED+<<                                                         $    142,449
       1,521         KRONOS INCORPORATED+                                                                           62,376
       1,336         LAMAR ADVERTISING COMPANY CLASS A+<<                                                           68,163
         463         MANHATTAN ASSOCIATES INCORPORATED+<<                                                            9,755
       1,793         MANPOWER INCORPORATED                                                                          96,176
       2,995         MCAFEE INCORPORATED+                                                                           69,664
     117,101         MICROSOFT CORPORATION                                                                       3,150,017
         271         MICROSTRATEGY INCORPORATED CLASS A+                                                            24,845
       2,140         MONSTER WORLDWIDE INCORPORATED+                                                               104,774
       4,039         MPS GROUP INCORPORATED+                                                                        61,150
       3,105         NCR CORPORATION+                                                                              124,479
       7,283         NOVELL INCORPORATED+<<                                                                         69,261
       2,443         OMNICOM GROUP INCORPORATED                                                                    195,000
      49,919         ORACLE CORPORATION+                                                                           619,994
       2,896         PARAMETRIC TECHNOLOGY CORPORATION+                                                             44,083
       5,059         REALNETWORKS INCORPORATED+                                                                     39,764
       2,585         RED HAT INCORPORATED+<<                                                                        69,459
      22,757         RENTOKIL INITIAL PLC ADR                                                                      313,346
       3,999         REUTERS GROUP PLC ADR                                                                         159,680
       3,118         ROBERT HALF INTERNATIONAL INCORPORATED                                                        111,999
       2,958         RSA SECURITY INCORPORATED+                                                                     43,423
         841         SAFENET INCORPORATED+<<                                                                        20,958
       7,542         SAP AG ADR                                                                                    385,396
      46,673         SUN MICROSYSTEMS INCORPORATED+                                                                194,626
       2,222         SYBASE INCORPORATED+                                                                           47,395
      16,215         SYMANTEC CORPORATION+                                                                         273,871
       3,039         SYNOPSYS INCORPORATED+                                                                         66,463
       2,164         TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                  33,715
       4,561         TIBCO SOFTWARE INCORPORATED+                                                                   39,544
         957         TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                           31,926
         592         TRAVELZOO INCORPORATED+<<                                                                      10,999
       6,212         UNISYS CORPORATION+                                                                            41,496
       2,873         UNITED ONLINE INCORPORATED                                                                     34,505
       1,620         UNITED RENTALS INCORPORATED+<<                                                                 52,812
       1,516         USA MOBILITY INCORPORATED+                                                                     43,691
       2,127         VASCO DATA SECURITY INTERNATIONAL INCORPORATED+                                                21,249
       3,878         VERISIGN INCORPORATED+                                                                         91,753
       1,374         VIAD CORPORATION                                                                               43,982
         444         WEBSENSE INCORPORATED+<<                                                                       27,444
       4,177         WPP GROUP PLC ADR                                                                             242,224
      16,001         YAHOO! INCORPORATED+<<                                                                        512,992

                                                                                                                14,124,672
                                                                                                              ------------

CHEMICALS & ALLIED PRODUCTS - 6.03%
      19,478         ABBOTT LABORATORIES                                                                           860,538
       1,498         ABGENIX INCORPORATED+<<                                                                        33,315
       2,972         AIR PRODUCTS & CHEMICALS INCORPORATED                                                         190,683
       6,097         AKZO NOBEL NV ADR                                                                             308,569
       1,369         ALBERTO-CULVER COMPANY CLASS B                                                                 62,522
         336         ALEXION PHARMACEUTICALS INCORPORATED+                                                          12,627
       2,287         ALKERMES INCORPORATED+<<                                                                       58,113
      15,551         AMGEN INCORPORATED+                                                                         1,173,945
       1,882         ANDRX CORPORATION+                                                                             36,887
      10,524         ASTRAZENECA PLC ADR                                                                           486,735

SHARES               SECURITY NAME                                                                                VALUE
       1,415         AVERY DENNISON CORPORATION                                                               $     84,900
       6,414         AVON PRODUCTS INCORPORATED                                                                    185,044
       1,899         BALCHEM CORPORATION                                                                            40,772
       5,623         BASF AG ADR<<                                                                                 425,043
       8,019         BAYER AG ADR<<                                                                                322,685
       4,796         BIOGEN IDEC INCORPORATED+<<                                                                   226,611
      24,230         BRISTOL-MYERS SQUIBB COMPANY                                                                  559,713
       2,319         CABOT CORPORATION                                                                              85,849
       7,152         CHEMTURA CORPORATION                                                                           79,244
       1,271         CHIRON CORPORATION+<<                                                                          58,047
       1,282         CLOROX COMPANY                                                                                 78,138
       6,539         COLGATE-PALMOLIVE COMPANY                                                                     356,245
       1,851         DENDREON CORPORATION+<<                                                                         9,014
       2,169         DISCOVERY LABORATORIES INCORPORATED+<<                                                         16,463
      12,540         DOW CHEMICAL COMPANY                                                                          539,596
      12,636         E.I. DU PONT DE NEMOURS & COMPANY                                                             508,473
       1,765         EASTMAN CHEMICAL COMPANY                                                                       87,067
       3,093         ECOLAB INCORPORATED                                                                           111,936
      12,367         ELI LILLY & COMPANY                                                                           687,853
       1,703         ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                  63,726
       4,562         FOREST LABORATORIES INCORPORATED+                                                             209,396
       6,021         GENENTECH INCORPORATED+                                                                       515,939
       3,617         GENZYME CORPORATION+                                                                          250,803
       6,204         GILEAD SCIENCES INCORPORATED+                                                                 386,323
      16,113         GLAXOSMITHKLINE PLC ADR                                                                       818,863
       2,898         HOSPIRA INCORPORATED+                                                                         115,051
       1,284         IMCLONE SYSTEMS INCORPORATED+<<                                                                49,293
       2,186         INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                75,701
         907         INVITROGEN CORPORATION+<<                                                                      64,333
       2,373         K-V PHARMACEUTICAL COMPANY CLASS A+                                                            54,508
       4,161         KING PHARMACEUTICALS INCORPORATED+                                                             67,616
       1,613         LUBRIZOL CORPORATION                                                                           69,778
       2,188         MEDAREX INCORPORATED+                                                                          32,295
       1,518         MEDICINES COMPANY+                                                                             30,952
       1,259         MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                   35,806
       3,674         MEDIMMUNE INCORPORATED+                                                                       134,064
      27,993         MERCK & COMPANY INCORPORATED                                                                  975,836
       1,831         MGI PHARMA INCORPORATED+<<                                                                     32,281
       5,325         MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                       55,806
       3,704         MONSANTO COMPANY                                                                              310,691
       4,346         MYLAN LABORATORIES INCORPORATED                                                                99,958
         788         NEUROCRINE BIOSCIENCES INCORPORATED+<<                                                         51,701
      15,585         NOVARTIS AG ADR                                                                               829,901
       3,594         NOVO NORDISK A/S ADR<<                                                                        211,507
         640         NPS PHARMACEUTICALS INCORPORATED+                                                               9,818
         644         OM GROUP INCORPORATED+                                                                         13,659
       1,056         ONYX PHARMACEUTICALS INCORPORATED+<<                                                           30,096
         954         OSI PHARMACEUTICALS INCORPORATED+<<                                                            30,986
       1,280         PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                                   38,067
       2,189         PDL BIOPHARMA INCORPORATED+<<                                                                  68,538
      95,075         PFIZER INCORPORATED                                                                         2,490,014
       2,464         PPG INDUSTRIES INCORPORATED                                                                   149,392
       4,529         PRAXAIR INCORPORATED                                                                          244,475

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCKS - (CONTINUED)
      43,328         PROCTER & GAMBLE COMPANY                                                                 $  2,596,647
         499         PROGENICS PHARMACEUTICALS INCORPORATED+                                                        14,720
       9,559         ROCHE HOLDING AG ADR                                                                          706,549
       2,472         ROHM & HAAS COMPANY                                                                           122,982
       1,130         SALIX PHARMACEUTICALS LIMITED+                                                                 17,809
      12,635         SANOFI-AVENTIS ADR                                                                            538,630
      19,680         SCHERING-PLOUGH CORPORATION                                                                   364,080
       1,835         SEPRACOR INCORPORATED+<<                                                                      105,164
      20,527         SHISEIDO COMPANY LIMITED ADR<<                                                                364,196
       1,125         SIGMA-ALDRICH CORPORATION                                                                      72,461
      21,165         SYNGENTA AG ADR<<                                                                             601,509
       2,762         VALSPAR CORPORATION                                                                            73,000
       1,786         VERTEX PHARMACEUTICALS INCORPORATED+<<                                                         77,227
      17,152         WYETH                                                                                         854,170

                                                                                                                22,812,944
                                                                                                              ------------

COAL MINING - 0.11%
       1,632         ARCH COAL INCORPORATED<<                                                                      119,315
       2,128         CONSOL ENERGY INCORPORATED                                                                    136,235
       3,696         PEABODY ENERGY CORPORATION                                                                    178,406

                                                                                                                   433,956
                                                                                                              ------------

COMMUNICATIONS - 2.99%
       1,842         ADTRAN INCORPORATED                                                                            50,692
       4,229         ALLTEL CORPORATION                                                                            267,061
       5,771         AMERICAN TOWER CORPORATION CLASS A+                                                           183,691
      51,120         AT&T INCORPORATED                                                                           1,410,401
       7,190         AVAYA INCORPORATED+                                                                            79,953
      22,862         BELLSOUTH CORPORATION<<                                                                       721,982
       4,617         BRITISH SKY BROADCASTING GROUP PLC ADR<<                                                      165,658
       7,642         BT GROUP PLC ADR                                                                              276,870
       3,436         CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                    90,195
       2,249         CENTURYTEL INCORPORATED                                                                        80,919
       7,155         CINCINNATI BELL INCORPORATED+<<                                                                29,264
       6,944         CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                     196,515
      27,174         COMCAST CORPORATION CLASS A+<<                                                                729,078
       4,460         CROWN CASTLE INTERNATIONAL CORPORATION+                                                       139,821
      22,161         DEUTSCHE TELEKOM AG ADR                                                                       349,922
       9,532         DIRECTV GROUP INCORPORATED+                                                                   150,224
       4,069         ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                  119,507
       3,267         EMMIS COMMUNICATIONS CORPORATION CLASS A+                                                      53,481
         694         EQUINIX INCORPORATED+<<                                                                        36,393
       5,263         EXTREME NETWORKS INCORPORATED+                                                                 24,368
       3,018         FOUNDRY NETWORKS INCORPORATED+                                                                 42,373
      11,559         FRANCE TELECOM SA ADR<<                                                                       252,449
         237         HOMESTORE.COM INCORPORATED+                                                                     1,474
       3,527         IAC INTERACTIVECORP+<<                                                                        103,129
       3,154         LAGARDERE SCA ADR<<                                                                           244,047
       5,786         LIBERTY GLOBAL INCORPORATED CLASS A+                                                          117,514
         168         LIN TV CORPORATION CLASS A+<<                                                                   1,567

SHARES               SECURITY NAME                                                                                VALUE
         780         LIVE NATION INCORPORATED+                                                                $     13,923
       3,596         NEXTEL PARTNERS INCORPORATED CLASS A+                                                         100,904
      10,030         NIPPON TELEGRAPH & TELEPHONE CORPORATION ADR                                                  217,651
       1,476         NTL INCORPORATED+                                                                              97,195
      16,228         NTT DOCOMO INCORPORATED ADR                                                                   240,661
      23,822         QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                            150,555
       7,601         REED ELSEVIER PLC ADR                                                                         274,016
       3,639         SAGA COMMUNICATIONS INCORPORATED CLASS A+                                                      34,461
       2,638         SBA COMMUNICATIONS CORPORATION+                                                                59,329
      37,326         SPRINT NEXTEL CORPORATION                                                                     896,944
      13,985         TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                         476,888
      11,168         TELEFONICA SA ADR                                                                             516,185
       1,021         TELEPHONE & DATA SYSTEMS INCORPORATED                                                          38,185
       3,651         UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                              122,126
       2,970         UTSTARCOM INCORPORATED+<<                                                                      18,563
      38,366         VERIZON COMMUNICATIONS INCORPORATED                                                         1,292,934
      38,920         VODAFONE GROUP PLC ADR                                                                        751,934
       3,336         XM SATELLITE RADIO HOLDINGS INCORPORATED CLASS A+                                              73,692

                                                                                                                11,294,694
                                                                                                              ------------

CONSTRUCTION SPECIAL TRADE
CONTRACTORS - 0.01%
       1,874         DYCOM INDUSTRIES INCORPORATED+                                                                 40,010
                                                                                                              ------------

DEPOSITORY INSTITUTIONS - 7.53%
      14,262         ABN AMRO HOLDING NV ADR<<                                                                     415,298
      10,131         ALLIED IRISH BANKS PLC ADR                                                                    484,262
       3,816         AMCORE FINANCIAL INCORPORATED                                                                 114,137
       4,057         AMERIS BACORP                                                                                  93,311
       1,395         AMES NATIONAL CORPORATION                                                                      34,359
       5,934         AMSOUTH BANCORPORATION                                                                        164,668
       3,908         ASSOCIATED BANC-CORP                                                                          134,709
      32,125         BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                      652,459
      45,537         BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                      665,751
       2,784         BANCTRUST FINANCIAL GROUP INCORPORATED                                                         61,415
      60,075         BANK OF AMERICA CORPORATION                                                                 2,754,439
       9,640         BANK OF NEW YORK COMPANY INCORPORATED                                                         330,074
      11,861         BARCLAYS PLC ADR                                                                              555,925
       7,272         BB&T CORPORATION                                                                              287,462
       1,843         BERKSHIRE HILLS BANCORP INCORPORATED                                                           60,911
      13,698         BNP PARIBAS SA ADR<<                                                                          634,068
       1,841         BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                 56,353
       2,303         CAPITOL BANCORP LIMITED                                                                        99,812
       2,061         CASCADE BANCORP                                                                                53,607
       1,701         CENTRAL PACIFIC FINANCIAL CORPORATION                                                          62,937
       3,246         CHITTENDEN CORPORATION                                                                         93,452
      67,313         CITIGROUP INCORPORATED                                                                      3,121,304
       1,454         CITIZENS & NORTHERN CORPORATION<<                                                              37,048
       3,569         CITIZENS BANKING CORPORATION MICHIGAN                                                          94,507

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCKS - (CONTINUED)
       1,339         CITY BANK LYNNWOOD WASHINGTON                                                            $     56,666
         912         CITY NATIONAL CORPORATION                                                                      69,275
       3,149         COASTAL FINANCIAL CORPORATION                                                                  41,661
       4,072         COBIZ INCORPORATED<<                                                                           77,572
       2,053         COMERICA INCORPORATED<<                                                                       117,678
       2,374         COMMERCE BANCSHARES INCORPORATED                                                              122,380
       3,341         COMMUNITY BANK SYSTEM INCORPORATED                                                             72,399
       2,695         COMPASS BANCSHARES INCORPORATED                                                               135,505
       5,295         DEUTSCHE BANK AG<<                                                                            586,421
       1,264         FARMERS CAPITAL BANK CORPORATION                                                               41,194
       5,349         FIFTH THIRD BANCORP                                                                           206,739
       2,039         FIRST HORIZON NATIONAL CORPORATION                                                             79,745
       3,105         FIRST OAK BROOK BANCSHARES INCORPORATED                                                        83,556
       2,934         FIRST PLACE FINANCIAL CORPORATION                                                              70,093
       2,016         FIRST REPUBLIC BANK                                                                            73,161
       3,998         FIRSTMERIT CORPORATION                                                                         98,910
       6,117         FULTON FINANCIAL CORPORATION<<                                                                107,652
       3,270         GOLDEN WEST FINANCIAL CORPORATION                                                             232,268
      10,174         HBOS PLC ADR<<                                                                                567,657
       5,456         HORIZON FINANCIAL CORPORATION                                                                 132,417
      11,184         HSBC HOLDINGS PLC ADR<<                                                                       958,357
       4,187         HUNTINGTON BANCSHARES INCORPORATED<<                                                          100,697
       6,789         HYPO REAL ESTATE HOLDING AG ADR<<                                                             445,342
       1,495         IBERIABANK CORPORATION                                                                         86,351
       4,398         INTERCHANGE FINANCIAL SERVICES CORPORATION                                                     83,694
       1,677         INVESTORS FINANCIAL SERVICES CORPORATION<<                                                     75,649
       1,361         ITLA CAPITAL CORPORATION+                                                                      62,987
      45,183         JP MORGAN CHASE & COMPANY                                                                   1,858,829
       5,357         KEYCORP                                                                                       199,655
      11,823         LLOYDS TSB GROUP PLC ADR<<                                                                    462,870
       1,162         M&T BANK CORPORATION                                                                          130,609
       3,907         MARSHALL & ILSLEY CORPORATION                                                                 171,908
       4,757         MELLON FINANCIAL CORPORATION                                                                  171,680
       1,279         MERCANTILE BANK CORPORATION                                                                    49,664
       3,501         MERCANTILE BANKSHARES CORPORATION                                                             133,738
       5,756         NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                         780,571
      54,228         NATIONAL BANK OF GREECE SA ADR<<                                                              563,429
       6,621         NATIONAL CITY CORPORATION                                                                     230,411
       5,294         NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                      89,310
       6,403         NORTH FORK BANCORPORATION INCORPORATED                                                        163,533
       2,775         NORTHERN TRUST CORPORATION                                                                    146,298
         969         PARK NATIONAL CORPORATION                                                                     101,648
       2,316         PEOPLES BANCORP INCORPORATED                                                                   68,229
       3,762         PFF BANCORP INCORPORATED                                                                      118,240
       3,025         PNC FINANCIAL SERVICES GROUP                                                                  212,809
       1,736         PREMIERWEST BANCORP                                                                            30,901
       3,746         PROSPERITY BANCSHARES INCORPORATED                                                            108,110
       2,956         R&G FINANCIAL CORPORATION CLASS B                                                              34,851
       6,283         REGIONS FINANCIAL CORPORATION                                                                 218,523
      15,151         SAN PAOLO IMI SPA ADR<<                                                                       534,830
      19,570         SOCIETE GENERALE ADR                                                                          554,843

SHARES               SECURITY NAME                                                                               VALUE
       5,787         SOVEREIGN BANCORP INCORPORATED                                                           $    120,543
       4,603         STATE BANCORP INCORPORATED                                                                     73,053
       3,694         STATE STREET CORPORATION                                                                      230,801
       3,579         STERLING BANCORPORATION NEW YORK                                                               72,806
         805         SUMMIT FINANCIAL GROUP INCORPORATED<<                                                          17,984
       4,154         SUNTRUST BANKS INCORPORATED                                                                   300,625
       1,706         SVB FINANCIAL GROUP+                                                                           86,989
       5,513         SYNOVUS FINANCIAL CORPORATION                                                                 156,294
       3,123         TCF FINANCIAL CORPORATION                                                                      79,199
       2,347         TOMPKINS TRUST COMPANY INCORPORATED                                                           109,530
       4,128         TRUSTMARK CORPORATION                                                                         124,459
       1,458         UNITED SECURITY BANCSHARES INCORPORATED                                                        39,949
      23,200         US BANCORP                                                                                    717,112
       3,500         VALLEY NATIONAL BANCORP                                                                        85,015
      20,165         WACHOVIA CORPORATION                                                                        1,130,651
      12,536         WASHINGTON MUTUAL INCORPORATED                                                                535,287
       1,939         WEBSTER FINANCIAL CORPORATION                                                                  91,424
      13,705         WESTPAC BANKING CORPORATION ADR                                                             1,200,010
       1,098         WILMINGTON TRUST CORPORATION                                                                   47,005
         926         WINTRUST FINANCIAL CORPORATION                                                                 48,782
       2,321         YARDVILLE NATIONAL BANCORP                                                                     83,440
       1,583         ZIONS BANCORPORATION                                                                          130,629

                                                                                                                28,465,370
                                                                                                              ------------

EATING & DRINKING PLACES - 0.36%
       3,246         BOB EVANS FARMS INCORPORATED                                                                   94,686
       2,739         CHEESECAKE FACTORY INCORPORATED+<<                                                             99,042
       3,324         DARDEN RESTAURANTS INCORPORATED                                                               139,409
       5,110         DENNYS CORPORATION+                                                                            22,740
       2,443         JACK IN THE BOX INCORPORATED+                                                                  97,720
         863         KRISPY KREME DOUGHNUTS INCORPORATED+<<                                                          5,825
      16,963         MCDONALD'S CORPORATION                                                                        592,178
       1,772         OUTBACK STEAKHOUSE INCORPORATED                                                                74,087
       4,662         YUM! BRANDS INCORPORATED                                                                      222,377

                                                                                                                 1,348,064
                                                                                                              ------------

EDUCATIONAL SERVICES - 0.05%
       2,426         APOLLO GROUP INCORPORATED CLASS A+                                                            119,796
       2,129         CAREER EDUCATION CORPORATION+                                                                  69,916

                                                                                                                   189,712
                                                                                                              ------------

ELECTRIC, GAS & SANITARY SERVICES - 3.23%
      11,307         AES CORPORATION+                                                                              195,611
       3,870         ALLEGHENY ENERGY INCORPORATED+<<                                                              138,391
       5,748         ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                        61,561
       2,731         AMEREN CORPORATION                                                                            138,380
       5,732         AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                   209,218
      10,228         BG GROUP PLC ADR<<                                                                            601,509
       1,677         BLACK HILLS CORPORATION                                                                        57,974
       6,206         CENTERPOINT ENERGY INCORPORATED                                                                80,492
       1,992         CH ENERGY GROUP INCORPORATED                                                                   97,807
       2,362         CINERGY CORPORATION                                                                           104,117
       7,875         CITIZENS COMMUNICATIONS COMPANY                                                               105,131
      36,238         CLP HOLDINGS LIMITED                                                                          207,611
       6,418         CMS ENERGY CORPORATION+                                                                        90,365
       3,162         CONNECTICUT WATER SERVICE INCORPORATED                                                         80,188

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCKS - (CONTINUED)
       2,754         CONSOLIDATED EDISON INCORPORATED                                                         $    126,326
       2,683         CONSTELLATION ENERGY GROUP INCORPORATED                                                       157,599
       4,199         DOMINION RESOURCES INCORPORATED                                                               315,345
       2,282         DTE ENERGY COMPANY                                                                             98,811
      13,066         DUKE ENERGY CORPORATION<<                                                                     371,074
      14,666         E.ON AG ADR<<                                                                                 543,229
       5,122         EDISON INTERNATIONAL                                                                          227,212
      10,304         EL PASO CORPORATION                                                                           134,776
      13,522         ENDESA SA ADR<<                                                                               452,446
       2,759         ENERGYSOUTH INCORPORATED                                                                       82,411
       2,621         ENTERGY CORPORATION                                                                           190,049
       8,634         EXELON CORPORATION                                                                            493,088
       4,420         FIRSTENERGY CORPORATION                                                                       225,774
       4,729         FPL GROUP INCORPORATED                                                                        198,287
     353,901         HONG KONG & CHINA GAS COMPANY LIMITED ADR<<                                                   848,407
       4,631         INTERNATIONAL POWER PLC ADR+<<                                                                234,004
       2,921         KEYSPAN CORPORATION                                                                           119,031
       1,500         KINDER MORGAN INCORPORATED                                                                    139,170
       4,085         LACLEDE GROUP INCORPORATED                                                                    137,624
       4,284         MIDDLESEX WATER COMPANY                                                                        82,681
       8,771         NATIONAL GRID PLC ADR                                                                         461,793
       5,464         NISOURCE INCORPORATED                                                                         112,176
       1,538         NRG ENERGY INCORPORATED+<<                                                                     66,519
       3,546         NSTAR                                                                                         104,111
       5,717         PG&E CORPORATION                                                                              217,532
       1,786         PINNACLE WEST CAPITAL CORPORATION                                                              73,315
       5,958         PPL CORPORATION                                                                               189,464
       3,644         PROGRESS ENERGY INCORPORATED                                                                  161,721
       3,335         PUBLIC SERVICE ENTERPRISE GROUP
                        INCORPORATED                                                                               231,416
       7,982         RELIANT ENERGY INCORPORATED+<<                                                                 81,097
       5,136         RWE AG ADR                                                                                    441,191
       9,350         SCOTTISH POWER PLC ADR                                                                        381,948
       3,460         SEMPRA ENERGY<<                                                                               165,526
       9,313         SOUTHERN COMPANY<<                                                                            316,921
      10,687         SUEZ SA ADR<<                                                                                 391,785
       6,377         TXU CORPORATION                                                                               334,091
       1,887         UIL HOLDINGS CORPORATION                                                                       96,709
      13,921         UNITED UTILITIES PLC ADR<<                                                                    338,420
       7,832         WASTE MANAGEMENT INCORPORATED                                                                 260,492
       8,972         WILLIAMS COMPANIES INCORPORATED                                                               193,526
       1,995         WPS RESOURCES CORPORATION                                                                     104,837
       7,904         XCEL ENERGY INCORPORATED<<                                                                    146,698

                                                                                                                12,216,987
                                                                                                              ------------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 5.10%
       1,590         ADC TELECOMMUNICATIONS INCORPORATED+<<                                                         40,259
       6,109         ADVANCED MICRO DEVICES INCORPORATED+                                                          236,235
      11,140         ALCATEL SA ADR+<<                                                                             150,390
       5,475         ALTERA CORPORATION+                                                                           109,719
       3,986         AMERICAN POWER CONVERSION
                        CORPORATION                                                                                 81,434

SHARES               SECURITY NAME                                                                                VALUE
       4,556         ANALOG DEVICES INCORPORATED                                                               $   173,766
       3,777         ANDREW CORPORATION+                                                                            51,216
       6,682         APPLIED MICRO CIRCUITS CORPORATION+                                                            24,122
         737         APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                         17,275
         482         ATMI INCORPORATED+                                                                             14,474
       5,302         BROADCOM CORPORATION CLASS A+                                                                 239,067
       7,126         CANON INCORPORATED ADR<<                                                                      445,233
      32,928         CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+<<                                          268,693
      80,996         CISCO SYSTEMS INCORPORATED+                                                                 1,639,359
       3,909         COMVERSE TECHNOLOGY INCORPORATED+<<                                                           112,423
       1,434         CREE INCORPORATED+<<                                                                           42,948
         561         CYMER INCORPORATED+                                                                            25,234
       2,451         CYPRESS SEMICONDUCTOR CORPORATION+<<                                                           43,530
       1,779         DITECH COMMUNICATIONS CORPORATION+                                                             18,342
          90         ELECTRO SCIENTIFIC INDUSTRIES
                        INCORPORATED+                                                                                2,246
       5,051         EMERSON ELECTRIC COMPANY                                                                      413,222
         781         ENDWAVE CORPORATION+<<                                                                          7,279
       5,904         FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                 159,644
       6,669         GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+                                                   20,140
     135,573         GENERAL ELECTRIC COMPANY                                                                    4,456,285
         286         GREATBATCH INCORPORATED+<<                                                                      6,323
       1,024         HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                  112,998
       2,832         HARRIS CORPORATION                                                                            129,366
       3,691         INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                     54,811
      77,861         INTEL CORPORATION                                                                           1,603,937
       1,577         INTERDIGITAL COMMUNICATIONS CORPORATION+                                                       40,608
       1,461         INTERNATIONAL RECTIFIER CORPORATION+<<                                                         54,203
       2,729         INTERSIL CORPORATION CLASS A                                                                   77,340
       3,174         JABIL CIRCUIT INCORPORATED+                                                                   120,136
      14,743         JDS UNIPHASE CORPORATION+                                                                      44,819
       2,606         KLA-TENCOR CORPORATION                                                                        136,111
       9,822         KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES                                          319,411
       1,602         L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                      133,142
       8,573         LATTICE SEMICONDUCTOR CORPORATION+                                                             39,007
       3,707         LINEAR TECHNOLOGY CORPORATION                                                                 136,640
       1,248         LITTELFUSE INCORPORATED+                                                                       35,868
       6,466         LSI LOGIC CORPORATION+                                                                         63,044
      54,668         LUCENT TECHNOLOGIES INCORPORATED+<<                                                           153,070
      26,056         MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                            550,042
       4,032         MAXIM INTEGRATED PRODUCTS INCORPORATED                                                        157,611
       1,206         MAYTAG CORPORATION                                                                             20,743
       5,184         MCDATA CORPORATION CLASS A+                                                                    22,913
       3,268         MICROCHIP TECHNOLOGY INCORPORATED                                                             115,034
       8,643         MICRON TECHNOLOGY INCORPORATED+                                                               134,053
      40,265         MINEBEA COMPANY LIMITED ADR                                                                   490,166
       2,969         MOLEX INCORPORATED                                                                             94,503
      30,737         MOTOROLA INCORPORATED                                                                         657,772

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
       1,032         NATIONAL PRESTO INDUSTRIES INCORPORATED                                                  $     45,150
       5,778         NATIONAL SEMICONDUCTOR CORPORATION                                                            162,073
       5,150         NETWORK APPLIANCE INCORPORATED+                                                               170,774
      15,313         NIDEC CORPORATION ADR                                                                         303,963
      18,808         NOKIA OYJ ADR                                                                                 349,453
       2,640         NOVELLUS SYSTEMS INCORPORATED+<<                                                               70,567
       2,757         NVIDIA CORPORATION+                                                                           129,937
      11,050         OMRON CORPORATION                                                                             309,104
         852         OPENWAVE SYSTEMS INCORPORATED+<<                                                               16,912
       1,052         PLEXUS CORPORATION+                                                                            35,305
       4,426         PMC-SIERRA INCORPORATED+                                                                       45,189
       2,710         POLYCOM INCORPORATED+<<                                                                        52,628
       1,838         QLOGIC CORPORATION+                                                                            75,615
      21,032         QUALCOMM INCORPORATED<<                                                                       992,921
       1,490         RAMBUS INCORPORATED+                                                                           46,265
       6,449         RF MICRO DEVICES INCORPORATED+<<                                                               43,402
       3,052         ROCKWELL COLLINS INCORPORATED                                                                 162,214
         699         ROGERS CORPORATION+                                                                            34,279
       9,166         SANMINA-SCI CORPORATION+                                                                       35,381
         734         SILICON LABORATORIES INCORPORATED+                                                             35,217
      14,956         SIRIUS SATELLITE RADIO INCORPORATED+<<                                                         76,425
       3,346         SKYWORKS SOLUTIONS INCORPORATED+                                                               17,600
      10,559         SONY CORPORATION ADR<<                                                                        495,006
       3,062         TDK CORPORATION ADR                                                                           212,044
       7,764         TELLABS INCORPORATED+                                                                         114,053
      20,847         TEXAS INSTRUMENTS INCORPORATED                                                                622,283
       1,913         THOMAS & BETTS CORPORATION+                                                                    94,120
       4,972         TRIQUINT SEMICONDUCTOR INCORPORATED+                                                           23,567
         932         VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                        43,953
       3,495         VISHAY INTERTECHNOLOGY INCORPORATED+                                                           50,747
       4,445         XILINX INCORPORATED                                                                           121,260
         577         ZORAN CORPORATION+                                                                             11,413

                                                                                                                19,295,026
                                                                                                              ------------

ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES - 0.38%
       2,279         AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                         98,863
       1,616         APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                     18,568
         161         CDI CORPORATION                                                                                 3,943
       5,314         CELGENE CORPORATION+<<                                                                        201,932
       1,112         CEPHALON INCORPORATED+<<                                                                       88,382
       2,498         CURAGEN CORPORATION+<<                                                                         12,465
       1,522         ERESEARCH TECHNOLOGY INCORPORATED+<<                                                           22,389
         875         ESSEX CORPORATION+                                                                             19,687
       1,732         FLUOR CORPORATION                                                                             149,472
       1,255         GEN-PROBE INCORPORATED+                                                                        62,700
       3,173         INCYTE CORPORATION+                                                                            18,657
       3,848         MOODY'S CORPORATION<<                                                                         257,816
       2,504         NAVIGANT CONSULTING INCORPORATED+<<                                                            48,803
       4,131         PAYCHEX INCORPORATED                                                                          165,446
       2,476         QUEST DIAGNOSTICS INCORPORATED                                                                130,906
       7,486         SERVICEMASTER COMPANY                                                                          93,725
       1,091         TELIK INCORPORATED+<<                                                                          24,133

                                                                                                                 1,417,887
                                                                                                              ------------

SHARES               SECURITY NAME                                                                               VALUE
FABRICATED METAL PRODUCTS, EXCEPT
MACHINERY & TRANSPORTATION EQUIPMENT - 0.21%
       1,004         ALLIANT TECHSYSTEMS INCORPORATED+                                                        $     76,726
       2,674         BALL CORPORATION                                                                              113,913
       1,639         CRANE COMPANY                                                                                  63,085
       2,089         FORTUNE BRANDS INCORPORATED                                                                   162,002
       2,829         ILLINOIS TOOL WORKS INCORPORATED                                                              242,841
       1,728         NCI BUILDING SYSTEMS INCORPORATED+<<                                                           99,671
       1,130         SUN HYDRAULICS CORPORATION                                                                     25,696
       1,543         TASER INTERNATIONAL INCORPORATED+<<                                                            14,751

                                                                                                                   798,685
                                                                                                              ------------
FINANCIAL SERVICES - 0.03%
       4,798         JANUS CAPITAL GROUP INCORPORATED<<                                                            105,220
                                                                                                              ------------

FOOD & KINDRED PRODUCTS - 2.11%
       9,291         ANHEUSER-BUSCH COMPANIES INCORPORATED<<                                                       385,948
       9,296         ARCHER-DANIELS-MIDLAND COMPANY                                                                294,869
      10,689         CADBURY SCHWEPPES PLC ADR<<                                                                   437,394
       3,131         CAMPBELL SOUP COMPANY                                                                          97,468
       3,950         COCA-COLA ENTERPRISES INCORPORATED                                                             77,617
      76,948         COMPASS GROUP PLC ADR                                                                         292,756
       7,216         CONAGRA FOODS INCORPORATED                                                                    151,752
       4,730         DEL MONTE FOODS COMPANY                                                                        51,462
       9,074         DIAGEO PLC ADR<<                                                                              559,866
       3,468         FLOWERS FOODS INCORPORATED                                                                     95,370
       3,810         GENERAL MILLS INCORPORATED                                                                    187,642
         590         HANSEN NATURAL CORPORATION+<<                                                                  55,071
       4,579         HERCULES INCORPORATED+                                                                         54,261
       2,576         HERSHEY FOODS CORPORATION                                                                     131,762
       3,830         HJ HEINZ COMPANY                                                                              145,042
       2,414         HORMEL FOODS CORPORATION                                                                       83,114
       1,209         JM SMUCKER COMPANY<<                                                                           47,780
       3,234         KELLOGG COMPANY                                                                               143,299
      39,916         KIRIN BREWERY COMPANY LIMITED ADR                                                             524,097
       3,456         KRAFT FOODS INCORPORATED CLASS A<<                                                            103,991
       2,367         MCCORMICK & COMPANY INCORPORATED                                                               77,709
      15,425         NESTLE SA ADR                                                                               1,134,105
       2,435         PEPSI BOTTLING GROUP INCORPORATED                                                              71,492
       3,040         PEPSIAMERICAS INCORPORATED                                                                     72,717
      20,847         PEPSICO INCORPORATED                                                                        1,232,266
      11,098         SARA LEE CORPORATION                                                                          196,102
      25,870         THE COCA-COLA COMPANY                                                                       1,085,764
         564         TREEHOUSE FOODS INCORPORATED+                                                                  12,718
       4,566         TYSON FOODS INCORPORATED CLASS A                                                               61,778
       1,985         WM. WRIGLEY JR. COMPANY                                                                       126,127

                                                                                                                 7,991,339
                                                                                                              ------------

FOOD STORES - 0.46%
       4,592         ALBERTSON'S INCORPORATED<<                                                                    116,821
      23,526         KONINKLIJKE AHOLD NV ADR+                                                                     192,207
      10,073         KROGER COMPANY+                                                                               201,863
       5,722         SAFEWAY INCORPORATED                                                                          139,102
      11,826         STARBUCKS CORPORATION+                                                                        429,520
      29,220         TESCO PLC ADR                                                                                 518,880
       2,170         WHOLE FOODS MARKET INCORPORATED                                                               138,620

                                                                                                                 1,737,013
                                                                                                              ------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
FORESTRY - 0.06%
       3,057         WEYERHAEUSER COMPANY                                                                     $    208,763
                                                                                                              ------------

FURNITURE & FIXTURES - 0.19%
         859         ETHAN ALLEN INTERIORS INCORPORATED<<                                                           34,970
       2,550         HERMAN MILLER INCORPORATED                                                                     76,985
       1,141         HILLENBRAND INDUSTRIES INCORPORATED                                                            58,008
       1,706         HNI CORPORATION                                                                                99,443
       4,388         LEGGETT & PLATT INCORPORATED                                                                  103,030
       6,964         MASCO CORPORATION                                                                             217,207
       4,709         NEWELL RUBBERMAID INCORPORATED                                                                117,113
         825         SELECT COMFORT CORPORATION+<<                                                                  30,154

                                                                                                                   736,910
                                                                                                              ------------
GENERAL MERCHANDISE STORES - 0.84%
       2,026         BJ'S WHOLESALE CLUB INCORPORATED+<<                                                            64,143
       5,368         DOLLAR GENERAL CORPORATION                                                                     93,511
       2,528         FAMILY DOLLAR STORES INCORPORATED                                                              65,020
       3,574         FEDERATED DEPARTMENT STORES INCORPORATED                                                      253,897
       3,584         FOOT LOCKER INCORPORATED                                                                       82,826
       1,685         FRED'S INCORPORATED                                                                            23,540
       3,546         JC PENNEY COMPANY INCORPORATED                                                                207,937
       2,275         SAKS INCORPORATED+<<                                                                           42,998
       1,443         SEARS HOLDINGS CORPORATION+                                                                   173,816
      11,056         TARGET CORPORATION                                                                            601,446
       7,573         TJX COMPANIES INCORPORATED                                                                    185,463
      30,597         WAL-MART STORES INCORPORATED                                                                1,387,880

                                                                                                                 3,182,477
                                                                                                              ------------

HEALTH SERVICES - 0.43%
       6,723         CAREMARK RX INCORPORATED+                                                                     334,469
       1,598         CORVEL CORPORATION+                                                                            31,161
       2,011         DAVITA INCORPORATED+                                                                          117,422
       5,576         HCA INCORPORATED                                                                              267,090
       4,098         HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                             87,246
       2,881         HUMAN GENOME SCIENCES INCORPORATED+<<                                                          36,070
       2,228         LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                   129,469
         416         LCA-VISION INCORPORATED                                                                        18,138
       1,968         LINCARE HOLDINGS INCORPORATED+                                                                 80,491
       1,940         MANOR CARE INCORPORATED                                                                        80,219
       1,878         NEKTAR THERAPEUTICS+<<                                                                         39,269
         702         PEDIATRIX MEDICAL GROUP INCORPORATED+                                                          66,255
       1,632         RENAL CARE GROUP INCORPORATED+                                                                 77,863
       7,402         TENET HEALTHCARE CORPORATION+                                                                  58,402
       2,057         UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+<<                                         72,286
         664         UNIVERSAL HEALTH SERVICES CLASS B                                                              33,353
       3,091         VALEANT PHARMACEUTICALS INTERNATIONAL                                                          55,082
       1,649         WATSON PHARMACEUTICALS INCORPORATED+                                                           49,437

                                                                                                                 1,633,722
                                                                                                              ------------
HOLDING & OTHER INVESTMENT OFFICES - 1.35%
       1,635         4KIDS ENTERTAINMENT INCORPORATED+                                                              27,795
       4,502         ACADIA REALTY TRUST                                                                            98,729

SHARES               SECURITY NAME                                                                               VALUE
       1,538         AGREE REALTY CORPORATION                                                                 $     48,001
       1,679         ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                147,786
       3,064         APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                             135,766
       4,684         ARCHSTONE-SMITH TRUST                                                                         222,022
       1,819         AVALONBAY COMMUNITIES INCORPORATED                                                            187,357
         522         BEDFORD PROPERTY INVESTORS                                                                     14,000
       1,932         CAPITAL TRUST INCORPORATED NEW YORK CLASS A                                                    65,302
       1,902         CEDAR SHOPPING CENTERS INCORPORATED                                                            28,929
       2,475         CENTRACORE PROPERTIES TRUST                                                                    66,875
       2,854         CORPORATE OFFICE PROPERTIES TRUST                                                             118,498
       7,829         DISCOVERY HOLDING COMPANY CLASS A+<<                                                          114,303
       3,160         DUKE REALTY CORPORATION                                                                       110,916
       2,670         ENTERTAINMENT PROPERTIES TRUST                                                                110,404
       6,281         EQUITY OFFICE PROPERTIES TRUST                                                                197,537
       4,901         EQUITY RESIDENTIAL                                                                            221,917
       2,931         FELCOR LODGING TRUST INCORPORATED<<                                                            58,180
       1,593         FIRST POTOMAC REALTY TRUST                                                                     47,217
       3,511         HERITAGE PROPERTY INVESTMENT TRUST                                                            134,682
       7,207         HOST MARRIOTT CORPORATION<<                                                                   140,032
       2,510         IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                         20,858
       3,563         ISTAR FINANCIAL INCORPORATED                                                                  135,750
       2,199         KILROY REALTY CORPORATION                                                                     164,529
       1,202         LASALLE HOTEL PROPERTIES                                                                       48,020
       2,810         MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                152,583
      53,538         MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED ADR<<                                             797,716
       3,626         NATIONAL HEALTH INVESTORS INCORPORATED                                                         96,524
       3,003         ONE LIBERTY PROPERTIES INCORPORATED                                                            60,841
       1,165         PARKWAY PROPERTIES INCORPORATED                                                                51,307
       4,607         PLUM CREEK TIMBER COMPANY                                                                     171,150
       4,123         PROLOGIS                                                                                      216,541
       1,809         RAIT INVESTMENT TRUST                                                                          49,386
       1,838         RAMCO-GERSHENSON PROPERTIES                                                                    53,412
       2,604         SAUL CENTERS INCORPORATED                                                                     101,009
       2,855         SIMON PROPERTY GROUP INCORPORATED                                                             236,879
       1,127         SOVRAN SELF STORAGE INCORPORATED<<                                                             58,604
       2,282         TANGER FACTORY OUTLET CENTERS INCORPORATED                                                     73,709
       1,444         TRUSTREET PROPERTIES INCORPORATED                                                              20,938
       2,535         UNIVERSAL HEALTH REALTY INCOME TRUST                                                           89,359
       2,351         VORNADO REALTY TRUST<<                                                                        209,215

                                                                                                                 5,104,578
                                                                                                              ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT
STORES - 0.17%
       4,165         BED BATH & BEYOND INCORPORATED+                                                               150,106
       5,523         BEST BUY COMPANY INCORPORATED<<                                                               297,469
       4,236         CIRCUIT CITY STORES INCORPORATED                                                              101,791
       2,519         PIER 1 IMPORTS INCORPORATED                                                                    26,525
       2,652         RADIO SHACK CORPORATION                                                                        51,847

                                                                                                                   627,738
                                                                                                              ------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
HOTELS, ROOMING HOUSES, CAMPS &
OTHER LODGE PLACES - 0.18%
       1,369         GAYLORD ENTERTAINMENT COMPANY+<<                                                         $     61,126
       7,033         HILTON HOTELS CORPORATION                                                                     170,199
       3,229         MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                   220,864
       3,553         STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                              225,615

                                                                                                                   677,804
                                                                                                              ------------
INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT - 3.29%
       9,677         3M COMPANY                                                                                    712,130
       2,192         AGCO CORPORATION+<<                                                                            42,854
       3,651         AMERICAN STANDARD COMPANIES INCORPORATED                                                      144,507
      10,657         APPLE COMPUTER INCORPORATED+                                                                  730,431
      21,129         APPLIED MATERIALS INCORPORATED                                                                387,506
       3,679         BAKER HUGHES INCORPORATED                                                                     250,062
       1,484         BLACK & DECKER CORPORATION                                                                    127,001
         427         BLACK BOX CORPORATION<<                                                                        20,402
       7,352         BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                   38,745
         733         BROOKS AUTOMATION INCORPORATED+                                                                11,501
       8,865         CATERPILLAR INCORPORATED                                                                      647,854
       1,144         CDW CORPORATION<<                                                                              65,048
       1,864         COOPER CAMERON CORPORATION+<<                                                                  75,492
       3,109         DEERE & COMPANY                                                                               237,123
      31,367         DELL INCORPORATED+                                                                            909,643
       1,150         DIEBOLD INCORPORATED                                                                           46,000
       3,349         DOVER CORPORATION                                                                             160,551
       2,202         EATON CORPORATION                                                                             153,413
      32,509         EMC CORPORATION+                                                                              455,776
       1,444         EMULEX CORPORATION+                                                                            25,703
       5,675         ENTEGRIS INCORPORATED+                                                                         59,360
       1,813         FLOWSERVE CORPORATION+                                                                         93,188
       2,221         FMC TECHNOLOGIES INCORPORATED+<<                                                              104,209
       8,015         GATEWAY INCORPORATED+                                                                          18,915
       3,413         GRANT PRIDECO INCORPORATED+                                                                   138,124
      37,572         HEWLETT-PACKARD COMPANY                                                                     1,232,737
       3,294         HITACHI LIMITED ADR                                                                           230,086
       1,144         INTERMEC INCORPORATED+<<                                                                       35,098
      20,228         INTERNATIONAL BUSINESS MACHINES CORPORATION                                                 1,623,095
       5,523         KOMATSU LIMITED ADR<<                                                                         397,685
       2,156         LAM RESEARCH CORPORATION+<<                                                                    92,924
       1,733         LEXMARK INTERNATIONAL INCORPORATED+                                                            81,607
         245         LINDSAY MANUFACTURING COMPANY                                                                   6,003
         838         LUFKIN INDUSTRIES INCORPORATED                                                                 43,375
      17,093         MAKITA CORPORATION                                                                            495,424
       1,243         MICROS SYSTEMS INCORPORATED+                                                                   53,809
       2,325         NATIONAL-OILWELL VARCO INCORPORATED+                                                          141,546
      44,853         NEC CORPORATION ADR<<                                                                         277,192
       2,212         NORDSON CORPORATION                                                                           110,423
       4,040         PALL CORPORATION                                                                              118,857
         684         PALM INCORPORATED+<<                                                                           28,249
       1,681         PARKER HANNIFIN CORPORATION                                                                   131,404
       2,599         PITNEY BOWES INCORPORATED                                                                     111,081

SHARES               SECURITY NAME                                                                                VALUE
       2,972         SANDISK CORPORATION+<<                                                                   $    179,330
       6,657         SIEMENS AG ADR<<                                                                              612,311
       2,522         SMITH INTERNATIONAL INCORPORATED                                                               97,677
      15,732         SOLECTRON CORPORATION+                                                                         56,793
       1,403         SPX CORPORATION                                                                                69,098
       1,982         STANLEY WORKS                                                                                  99,377
       4,941         SYMBOL TECHNOLOGIES INCORPORATED                                                               57,414
         733         TENNANT COMPANY                                                                                34,231
       1,248         TEREX CORPORATION+                                                                             98,779
       1,958         TORO COMPANY                                                                                   90,323
       2,089         VARIAN MEDICAL SYSTEMS INCORPORATED+                                                          120,911
       1,144         ZEBRA TECHNOLOGIES CORPORATION CLASS A+<<                                                      50,496

                                                                                                                12,432,873
                                                                                                              ------------
   INSURANCE AGENTS, BROKERS & SERVICE - 0.20%
       4,523         AON CORPORATION                                                                               179,156
       2,735         HUMANA INCORPORATED+                                                                          141,318
       1,209         JEFFERSON-PILOT CORPORATION<<                                                                  72,842
       6,420         MARSH & MCLENNAN COMPANIES INCORPORATED                                                       198,442
       1,193         NATIONAL FINANCIAL PARTNERS CORPORATION                                                        70,208
       5,282         UNUMPROVIDENT CORPORATION<<                                                                   109,285

                                                                                                                   771,251
                                                                                                              ------------
   INSURANCE CARRIERS - 3.14%
       7,496         AETNA INCORPORATED                                                                            382,296
       6,384         AFLAC INCORPORATED                                                                            295,260
      26,616         ALLIANZ AG ADR                                                                                430,647
       8,594         ALLSTATE CORPORATION                                                                          470,779
       1,546         AMBAC FINANCIAL GROUP INCORPORATED                                                            116,182
      29,564         AMERICAN INTERNATIONAL GROUP INCORPORATED                                                   1,961,867
         711         AMERICAN NATIONAL INSURANCE COMPANY                                                            81,367
       1,432         AMERICAN PHYSICIANS CAPITAL INCORPORATED+<<                                                    70,583
       8,661         AXA ADR<<                                                                                     306,426
       2,540         CHUBB CORPORATION                                                                             243,205
       1,724         CIGNA CORPORATION                                                                             211,621
       2,978         CINCINNATI FINANCIAL CORPORATION                                                              132,104
       1,924         CNA FINANCIAL CORPORATION+                                                                     59,490
       3,537         FIDELITY NATIONAL FINANCIAL INCORPORATED                                                      133,557
       3,432         FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                     81,338
       3,366         GENWORTH FINANCIAL INCORPORATED                                                               107,106
       3,755         HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                309,337
       2,382         HEALTH NET INCORPORATED+                                                                      114,217
      12,799         ING GROUP NV ADR<<                                                                            481,115
       2,256         LINCOLN NATIONAL CORPORATION<<                                                                128,073
       2,321         LOEWS CORPORATION                                                                             214,136
       2,161         MBIA INCORPORATED<<                                                                           126,937
       5,079         METLIFE INCORPORATED                                                                          254,560
       1,336         MGIC INVESTMENT CORPORATION                                                                    85,170
       4,965         MILLEA HOLDINGS INCORPORATED                                                                  503,848
       4,983         OLD REPUBLIC INTERNATIONAL CORPORATION                                                        106,088

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
         816         PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+<<                                         $     87,312
       1,926         PMI GROUP INCORPORATED                                                                         83,396
       4,335         PRINCIPAL FINANCIAL GROUP INCORPORATED                                                        211,201
       2,566         PROGRESSIVE CORPORATION                                                                       275,717
       1,948         PROTECTIVE LIFE CORPORATION                                                                    94,965
       6,803         PRUDENTIAL FINANCIAL INCORPORATED                                                             524,103
       1,791         RADIAN GROUP INCORPORATED                                                                     101,639
       2,453         SAFECO CORPORATION                                                                            126,354
       8,942         ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                     384,327
       1,832         STANCORP FINANCIAL GROUP INCORPORATED                                                          99,087
       4,677         SWISS REINSURANCE COMPANY ADR                                                                 333,218
       1,763         THE HANOVER INSURANCE GROUP INCORPORATED                                                       85,417
       1,348         TORCHMARK CORPORATION                                                                          73,695
      17,602         UNITEDHEALTH GROUP INCORPORATED<<                                                           1,024,965
       1,944         UNITRIN INCORPORATED                                                                           93,992
       8,107         WELLPOINT INCORPORATED+                                                                       622,537
      10,662         ZURICH FINANCIAL SERVICES AG ADR+<<                                                           251,990

                                                                                                                11,881,224
                                                                                                              ------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.02%
       1,324         CORRECTIONS CORPORATION OF AMERICA+                                                            56,945
         900         GEO GROUP INCORPORATED+                                                                        20,340

                                                                                                                    77,285
                                                                                                              ------------

LEATHER & LEATHER PRODUCTS - 0.06%
       6,262         COACH INCORPORATED+                                                                           223,679
                                                                                                              ------------
LUMBER & WOOD PRODUCTS, EXCEPT
FURNITURE - 0.01%
       1,029         SKYLINE CORPORATION                                                                            41,283
                                                                                                              ------------

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
& OPTICAL GOODS - 1.88%
       1,666         ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                        74,104
      10,899         ADVANTEST CORPORATION ADR                                                                     309,532
       1,464         AFFYMETRIX INCORPORATED+<<                                                                     51,987
       6,361         AGILENT TECHNOLOGIES INCORPORATED+                                                            228,996
       3,684         ALIGN TECHNOLOGY INCORPORATED+                                                                 30,061
       1,610         ALLERGAN INCORPORATED                                                                         174,299
       2,833         APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                   80,089
         817         BADGER METER INCORPORATED                                                                      43,660
       1,004         BAUSCH & LOMB INCORPORATED                                                                     69,487
       8,057         BAXTER INTERNATIONAL INCORPORATED                                                             304,957
       3,560         BECTON DICKINSON & COMPANY                                                                    227,306
       3,764         BIOMET INCORPORATED                                                                           137,010
       8,894         BOSTON SCIENTIFIC CORPORATION+<<                                                              217,191
       2,020         C.R. BARD INCORPORATED                                                                        132,290
       1,613         CREDENCE SYSTEMS CORPORATION+<<                                                                13,969
       3,444         DANAHER CORPORATION<<                                                                         208,637
       1,906         DENTSPLY INTERNATIONAL INCORPORATED                                                           108,623
       4,384         EASTMAN KODAK COMPANY<<                                                                       122,971

SHARES               SECURITY NAME                                                                               VALUE
         734         FARO TECHNOLOGIES INCORPORATED+<<                                                        $     11,737
       1,614         FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                               110,010
      13,404         FUJI PHOTO FILM COMPANY LIMITED ADR                                                           428,928
       4,172         GUIDANT CORPORATION                                                                           320,243
       1,028         HOLOGIC INCORPORATED+                                                                          49,169
         887         INTUITIVE SURGICAL INCORPORATED+<<                                                             80,007
       2,521         IRIS INTERNATIONAL INCORPORATED+<<                                                             57,302
         599         ITRON INCORPORATED+<<                                                                          35,617
         914         LASERSCOPE+<<                                                                                  19,989
      15,267         MEDTRONIC INCORPORATED                                                                        823,655
         934         MENTOR CORPORATION<<                                                                           40,199
         472         MILLIPORE CORPORATION+                                                                         32,724
       2,892         NEWPORT CORPORATION+                                                                           51,304
       9,734         OLYMPUS CORPORATION ADR<<                                                                     283,217
       3,801         PERKINELMER INCORPORATED                                                                       90,426
       6,104         RAYTHEON COMPANY                                                                              264,914
       2,147         RESMED INCORPORATED+<<                                                                         87,147
       2,547         RICOH COMPANY LIMITED ADR                                                                     234,451
       2,777         ROCKWELL AUTOMATION INCORPORATED                                                              189,308
         881         SONOSITE INCORPORATED+                                                                         35,557
       5,105         ST. JUDE MEDICAL INCORPORATED+                                                                232,788
       3,977         STRYKER CORPORATION                                                                           183,817
         769         TECHNE CORPORATION+<<                                                                          45,732
       1,742         TEKTRONIX INCORPORATED                                                                         53,654
       3,703         TERADYNE INCORPORATED+                                                                         62,173
       2,799         THERMO ELECTRON CORPORATION+                                                                   96,901
       5,191         THERMOGENESIS CORPORATION+<<                                                                   20,712
       2,115         TRIMBLE NAVIGATION LIMITED+                                                                    86,525
       1,889         WATERS CORPORATION+                                                                            80,717
       1,502         WRIGHT MEDICAL GROUP INCORPORATED+<<                                                           29,034
      13,186         XEROX CORPORATION+<<                                                                          196,471
       3,457         ZIMMER HOLDINGS INCORPORATED+                                                                 239,155

                                                                                                                 7,108,752
                                                                                                              ------------
MEDICAL MANAGEMENT SERVICES - 0.03%
       2,173         COVENTRY HEALTH CARE INCORPORATED+                                                            129,554
                                                                                                              ------------
METAL MINING - 0.36%
       3,187         FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                         161,358
       5,646         NEWMONT MINING CORPORATION                                                                    298,786
       1,555         PHELPS DODGE CORPORATION                                                                      214,590
       3,469         RIO TINTO PLC ADR                                                                             654,392
         546         SOUTHERN COPPER CORPORATION                                                                    43,489

                                                                                                                 1,372,615
                                                                                                              ------------

MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS - 0.05%
       2,159         VULCAN MATERIALS COMPANY                                                                      170,561
                                                                                                              ------------

MISCELLANEOUS MANUFACTURING
INDUSTRIES - 0.72%
       1,004         ACCO BRANDS CORPORATION+                                                                       23,875
       3,121         CALLAWAY GOLF COMPANY                                                                          51,465
         591         CHARLES & COLVARD LIMITED+<<                                                                    8,286
       3,588         HASBRO INCORPORATED                                                                            72,800
         660         JAKKS PACIFIC INCORPORATED+                                                                    16,381

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCKS - (CONTINUED)
      38,121         JOHNSON & JOHNSON                                                                        $  2,197,676
       6,165         MATTEL INCORPORATED                                                                           103,880
       1,069         RC2 CORPORATION+                                                                               38,516
       2,824         RUSS BERRIE & COMPANY INCORPORATED                                                             38,378
         587         STEINWAY MUSICAL INSTRUMENTS+                                                                  19,342
       2,240         TIFFANY & COMPANY                                                                              83,171
       2,488         YANKEE CANDLE COMPANY INCORPORATED                                                             72,252

                                                                                                                 2,726,022
                                                                                                              ------------

MISCELLANEOUS RETAIL - 0.66%
       3,984         AMAZON.COM INCORPORATED+<<                                                                    149,360
          47         BLAIR CORPORATION                                                                               1,939
       1,552         CASH AMERICA INTERNATIONAL INCORPORATED                                                        41,594
       6,380         COSTCO WHOLESALE CORPORATION                                                                  327,166
      11,002         CVS CORPORATION                                                                               311,687
       2,614         DOLLAR TREE STORES INCORPORATED+                                                               71,676
       2,328         EXPRESS SCRIPTS INCORPORATED+                                                                 203,164
       3,256         MICHAELS STORES INCORPORATED                                                                  104,518
       5,826         OFFICE DEPOT INCORPORATED+                                                                    207,872
       3,522         PETSMART INCORPORATED                                                                          91,431
       7,449         RITE AID CORPORATION+<<                                                                        27,487
      12,088         STAPLES INCORPORATED                                                                          296,639
      13,209         WALGREEN COMPANY                                                                              592,556
       1,814         WORLD FUEL SERVICES CORPORATION                                                                54,964

                                                                                                                 2,482,053
                                                                                                              ------------

MISCELLANEOUS SERVICES - 0.08%

      14,054         ADECCO SA ADR<<                                                                               193,383
       1,273         D&B CORPORATION+                                                                               92,598

                                                                                                                   285,981
                                                                                                              ------------

MOTION PICTURES - 0.68%
      37,750         LIBERTY MEDIA CORPORATION CLASS A+                                                            311,060
       1,945         MACROVISION CORPORATION+                                                                       39,309
      28,487         NEWS CORPORATION CLASS A                                                                      463,768
      58,094         TIME WARNER INCORPORATED                                                                    1,005,607
      26,274         WALT DISNEY COMPANY                                                                           735,409

                                                                                                                 2,555,153
                                                                                                              ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.23%
       1,235         ARKANSAS BEST CORPORATION                                                                      51,327
       1,453         CNF INCORPORATED                                                                               72,911
       2,090         FORWARD AIR CORPORATION                                                                        74,153
       2,744         LANDSTAR SYSTEM INCORPORATED                                                                  127,843
       7,415         UNITED PARCEL SERVICE INCORPORATED CLASS B                                                    553,975

                                                                                                                   880,209
                                                                                                              ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.08%
         379         ACCREDITED HOME LENDERS HOLDING COMPANY+<<                                                     20,204
      13,845         AMERICAN EXPRESS COMPANY                                                                      745,969
       3,073         AMERICREDIT CORPORATION+                                                                       90,653
       3,260         APOLLO INVESTMENT CORPORATION<<                                                                61,263
       4,176         CAPITAL ONE FINANCIAL CORPORATION                                                             365,818
       3,482         CIT GROUP INCORPORATED                                                                        187,227

SHARES               SECURITY NAME                                                                                VALUE
       7,903         COUNTRYWIDE FINANCIAL CORPORATION                                                        $    272,495
       1,973         DORAL FINANCIAL CORPORATION<<                                                                  22,019
      12,470         FANNIE MAE                                                                                    681,860
         442         FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C                                              13,198
       1,450         FINANCIAL FEDERAL CORPORATION                                                                  40,499
       8,732         FREDDIE MAC                                                                                   588,449
       4,346         ORIX CORPORATION ADR<<                                                                        575,845
       5,696         SLM CORPORATION                                                                               321,311
         341         STUDENT LOAN CORPORATION                                                                       74,846
       1,537         WORLD ACCEPTANCE CORPORATION+                                                                  39,624

                                                                                                                 4,101,280
                                                                                                              ------------

OIL & GAS EXTRACTION - 1.99%
       3,090         ANADARKO PETROLEUM CORPORATION                                                                306,404
       4,343         APACHE CORPORATION                                                                            290,634
      21,735         BHP BILLITON LIMITED ADR                                                                      784,416
       3,716         BJ SERVICES COMPANY                                                                           116,348
       5,592         BURLINGTON RESOURCES INCORPORATED                                                             504,287
       2,108         CABOT OIL & GAS CORPORATION                                                                    95,408
       2,944         CAL DIVE INTERNATIONAL INCORPORATED+                                                          103,658
       1,136         CHENIERE ENERGY INCORPORATED+<<                                                                45,042
       2,278         CIMAREX ENERGY COMPANY                                                                         97,180
       3,708         DENBURY RESOURCES INCORPORATED+                                                               105,122
       6,922         DEVON ENERGY CORPORATION                                                                      405,837
       1,741         DIAMOND OFFSHORE DRILLING INCORPORATED                                                        134,736
       2,069         ENCORE ACQUISITION COMPANY+                                                                    63,394
      12,522         ENI SPA ADR                                                                                   717,135
       2,544         ENSCO INTERNATIONAL INCORPORATED                                                              113,691
       3,505         EOG RESOURCES INCORPORATED                                                                    236,237
       1,802         FX ENERGY INCORPORATED+                                                                         9,965
       6,104         HALLIBURTON COMPANY                                                                           415,072
       2,099         HANOVER COMPRESSOR COMPANY+<<                                                                  32,073
       1,715         KERR-MCGEE CORPORATION                                                                        167,556
       2,722         NOBLE ENERGY INCORPORATED                                                                     114,433
       4,976         OCCIDENTAL PETROLEUM CORPORATION                                                              455,503
       2,206         PIONEER NATURAL RESOURCES COMPANY                                                              92,851
       2,956         PRIDE INTERNATIONAL INCORPORATED+                                                              91,547
      16,306         REPSOL YPF SA ADR<<                                                                           456,731
       2,136         ROWAN COMPANIES INCORPORATED<<                                                                 85,974
         929         SEACOR HOLDINGS INCORPORATED+<<                                                                67,789
       2,139         ST. MARY LAND & EXPLORATION COMPANY<<                                                          82,116
       1,049         TIDEWATER INCORPORATED<<                                                                       54,810
       6,963         TOTAL SA ADR                                                                                  878,243
         383         TRI-VALLEY CORPORATION+<<                                                                       3,156
       2,480         UNIT CORPORATION+                                                                             131,862
       6,133         XTO ENERGY INCORPORATED                                                                       256,911

                                                                                                                 7,516,121
                                                                                                              ------------

PAPER & ALLIED PRODUCTS - 0.40%
       1,231         BOWATER INCORPORATED                                                                           32,030
       1,223         GREIF INCORPORATED CLASS A                                                                     70,824
       6,359         INTERNATIONAL PAPER COMPANY                                                                   208,384
       5,187         KIMBERLY-CLARK CORPORATION                                                                    306,967
       4,317         MEADWESTVACO CORPORATION                                                                      120,099
         188         NEENAH PAPER INCORPORATED                                                                       5,755
       2,090         OFFICEMAX INCORPORATED                                                                         61,300

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCKS - (CONTINUED)
      18,910         STORA ENSO OYJ ADR<<                                                                     $    268,522
       2,039         TEMPLE-INLAND INCORPORATED                                                                     87,004
      15,788         UPM-KYMMENE OYJ ADR<<                                                                         335,179

                                                                                                                 1,496,064
                                                                                                              ------------

PERSONAL SERVICES - 0.08%
       2,649         CINTAS CORPORATION                                                                            108,847
       1,237         G & K SERVICES INCORPORATED CLASS A                                                            48,367
       4,188         H & R BLOCK INCORPORATED                                                                       93,392
       1,436         REGIS CORPORATION                                                                              54,970
          88         UNIFIRST CORPORATION                                                                            2,949

                                                                                                                   308,525
                                                                                                              ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.06%
       1,004         AMERADA HESS CORPORATION<<                                                                    138,863
       1,531         ASHLAND INCORPORATED                                                                           99,928
      19,119         BP PLC ADR                                                                                  1,269,884
      28,737         CHEVRONTEXACO CORPORATION                                                                   1,623,066
      17,417         CONOCOPHILLIPS<<                                                                            1,061,740
      81,572         EXXON MOBIL CORPORATION                                                                     4,842,930
       2,704         FRONTIER OIL CORPORATION                                                                      125,060
       1,328         HEADWATERS INCORPORATED+<<                                                                     49,295
       5,356         MARATHON OIL CORPORATION                                                                      378,134
       2,738         MURPHY OIL CORPORATION                                                                        128,330
      10,399         ROYAL DUTCH SHELL PLC ADR CLASS A                                                             628,932
       7,487         ROYAL DUTCH SHELL PLC ADR CLASS B<<                                                           471,906
       2,396         SUNOCO INCORPORATED                                                                           177,544
       1,620         TESORO PETROLEUM CORPORATION                                                                   97,864
       7,603         VALERO ENERGY CORPORATION                                                                     408,965
       2,325         WD-40 COMPANY                                                                                  70,982

                                                                                                                11,573,423
                                                                                                              ------------

PRIMARY METAL INDUSTRIES - 0.64%
      11,735         ALCOA INCORPORATED                                                                            344,070
       2,619         ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                         132,286
       1,391         CARPENTER TECHNOLOGY CORPORATION                                                              116,274
       2,009         COMMSCOPE INCORPORATED+                                                                        48,196
       3,252         ENGELHARD CORPORATION                                                                         129,267
       9,363         JOHNSON MATTHEY PLC ADR<<                                                                     468,953
       9,126         KUBOTA CORPORATION ADR                                                                        447,813
         602         LONE STAR TECHNOLOGIES INCORPORATED+                                                           29,919
       1,427         MAVERICK TUBE CORPORATION+<<                                                                   66,398
       2,921         NUCOR CORPORATION                                                                             251,352
       3,062         PRECISION CASTPARTS CORPORATION                                                               162,408
       1,782         STEEL DYNAMICS INCORPORATED                                                                    81,972
       2,237         UNITED STATES STEEL CORPORATION<<                                                             121,917

                                                                                                                 2,400,825
                                                                                                              ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.77%
       3,536         BELO CORPORATION CLASS A                                                                       75,105
       9,051         CBS CORPORATION CLASS B                                                                       221,387
       1,288         CONSOLIDATED GRAPHICS INCORPORATED+                                                            65,778
       1,640         DOW JONES & COMPANY INCORPORATED<<                                                             66,666
       2,911         GANNETT COMPANY INCORPORATED                                                                  180,948
       1,035         KNIGHT-RIDDER INCORPORATED                                                                     62,121

SHARES               SECURITY NAME                                                                                VALUE
         381         MARTHA STEWART LIVING OMNIMEDIA INCORPORATED+                                            $      6,591
       5,413         MCGRAW-HILL COMPANIES INCORPORATED                                                            287,376
       2,436         NEW YORK TIMES COMPANY CLASS A<<                                                               68,744
      15,366         PEARSON PLC ADR                                                                               191,307
       5,291         READER'S DIGEST ASSOCIATION INCORPORATED                                                       80,370
      13,184         REED ELSEVIER NV ADR                                                                          356,495
       1,461         REYNOLDS & REYNOLDS COMPANY CLASS A                                                            40,470
       4,405         RR DONNELLEY & SONS COMPANY                                                                   148,272
       7,481         TOPPAN PRINTING COMPANY LIMITED ADR                                                           480,540
       2,901         TRIBUNE COMPANY                                                                                88,771
       1,318         VALASSIS COMMUNICATIONS INCORPORATED+<<                                                        36,311
       9,051         VIACOM INCORPORATED CLASS B+                                                                  361,678
         119         WASHINGTON POST COMPANY CLASS B                                                                89,518

                                                                                                                 2,908,448
                                                                                                              ------------

RAILROAD TRANSPORTATION - 0.30%

       4,622         BURLINGTON NORTHERN SANTA FE CORPORATION                                                      363,474
       3,198         CSX CORPORATION                                                                               177,105
       3,434         KANSAS CITY SOUTHERN+<<                                                                        79,566
       5,949         NORFOLK SOUTHERN CORPORATION                                                                  304,470
       2,546         UNION PACIFIC CORPORATION                                                                     225,448

                                                                                                                 1,150,063
                                                                                                              ------------

REAL ESTATE - 0.06%
         719         CONSOLIDATED-TOMOKA LAND COMPANY                                                               46,735
       1,731         JONES LANG LASALLE INCORPORATED                                                               117,154
       1,530         NEW CENTURY FINANCIAL CORPORATION                                                              59,288
         746         PHH CORPORATION+                                                                               21,328

                                                                                                                   244,505
                                                                                                              ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.03%
       2,526         PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                     102,050
                                                                                                              ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.12%
       5,684         BRIDGESTONE CORPORATION<<                                                                     223,777
       1,648         SEALED AIR CORPORATION                                                                         93,738
       4,011         THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                          57,478
       3,602         TUPPERWARE CORPORATION                                                                         76,327

                                                                                                                   451,320
                                                                                                              ------------

SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES - 1.68%
       1,717         AG EDWARDS INCORPORATED                                                                        76,750
       4,555         AMERIPRISE FINANCIAL INCORPORATED                                                             207,161
      11,451         AMVESCAP PLC ADR                                                                              218,256
       1,271         BEAR STEARNS COMPANIES INCORPORATED                                                           170,873
       2,153         BKF CAPITAL GROUP INCORPORATED<<                                                               28,850
         726         BLACKROCK INCORPORATED                                                                        103,165
      14,090         CHARLES SCHWAB CORPORATION                                                                    228,399
         530         CHICAGO MERCANTILE EXCHANGE                                                                   225,568
      11,436         CREDIT SUISSE GROUP ADR<<                                                                     632,411

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCKS - (CONTINUED)
       6,532         E*TRADE FINANCIAL CORPORATION+                                                           $    167,089
       1,200         FEDERATED INVESTORS INCORPORATED CLASS B                                                       46,668
       2,508         FRANKLIN RESOURCES INCORPORATED                                                               257,521
       4,876         GOLDMAN SACHS GROUP INCORPORATED                                                              688,930
       4,641         KNIGHT CAPITAL GROUP INCORPORATED CLASS A+                                                     58,430
         879         LADENBURG THALMANN FINANCIAL SERVICES INCORPORATED+                                               580
       1,626         LEGG MASON INCORPORATED                                                                       212,339
       3,476         LEHMAN BROTHERS HOLDINGS INCORPORATED                                                         507,322
      11,605         MERRILL LYNCH & COMPANY INCORPORATED                                                          896,022
      13,789         MORGAN STANLEY                                                                                822,652
      26,793         NOMURA HOLDINGS INCORPORATED ADR<<                                                            516,837
       1,001         PIPER JAFFRAY COMPANIES INCORPORATED+                                                          49,730
       2,042         STIFEL FINANCIAL CORPORATION+                                                                  78,270
       2,070         T. ROWE PRICE GROUP INCORPORATED                                                              158,935

                                                                                                                 6,352,758
                                                                                                              ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.44%
         826         CABOT MICROELECTRONICS CORPORATION+<<                                                          28,183
      19,665         CORNING INCORPORATED+                                                                         480,023
       4,556         GENTEX CORPORATION                                                                             75,903
       8,004         HANSON PLC ADR                                                                                487,764
      22,566         LAFARGE SA ADR<<                                                                              592,583

                                                                                                                 1,664,456
                                                                                                              ------------

TEXTILE MILL PRODUCTS - 0.03%
         995         MOHAWK INDUSTRIES INCORPORATED+                                                                86,077
         716         OXFORD INDUSTRIES INCORPORATED                                                                 32,779

                                                                                                                   118,856
                                                                                                              ------------

TOBACCO PRODUCTS - 0.70%
      26,219         ALTRIA GROUP INCORPORATED                                                                   1,885,146
       9,674         BRITISH AMERICAN TOBACCO PLC ADR                                                              463,191
       1,221         REYNOLDS AMERICAN INCORPORATED<<                                                              129,609
         818         UNIVERSAL CORPORATION                                                                          33,268
       2,619         UST INCORPORATED<<                                                                            101,827
       2,199         VECTOR GROUP LIMITED<<                                                                         40,924

                                                                                                                 2,653,965
                                                                                                              ------------

TRANSPORTATION BY AIR - 0.42%
       4,858         AMR CORPORATION+<<                                                                            121,936
      35,927         BAA PLC ADR<<                                                                                 503,337
       3,895         FEDEX CORPORATION                                                                             417,700
      25,690         JAPAN AIRLINES SYSTEM ADR+<<                                                                  344,898
      11,009         SOUTHWEST AIRLINES COMPANY                                                                    184,621

                                                                                                                 1,572,492
                                                                                                              ------------

TRANSPORTATION EQUIPMENT - 1.83%
      11,585         BAE SYSTEMS PLC ADR                                                                           340,842
      10,411         BOEING COMPANY                                                                                756,776
       4,014         CLARCOR INCORPORATED                                                                          135,874
       5,713         DAIMLERCHRYSLER AG ADR<<                                                                      316,900
       2,378         DANA CORPORATION<<                                                                              4,185
      31,694         FIAT SPA ADR<<                                                                                343,880
      23,920         FORD MOTOR COMPANY<<                                                                          190,642
       2,261         GENERAL DYNAMICS CORPORATION                                                                  278,713
       5,911         GENERAL MOTORS CORPORATION<<                                                                  120,052

SHARES               SECURITY NAME                                                                                VALUE
       3,676         GENUINE PARTS COMPANY                                                                    $    163,656
       2,295         GOODRICH CORPORATION                                                                           96,023
       1,480         GREENBRIER COMPANIES INCORPORATED                                                              55,914
       1,189         GROUP 1 AUTOMOTIVE INCORPORATED                                                                45,515
       4,203         HARLEY-DAVIDSON INCORPORATED                                                                  220,700
         700         HEICO CORPORATION<<                                                                            20,594
      13,612         HONDA MOTOR COMPANY LIMITED ADR                                                               399,921
      10,918         HONEYWELL INTERNATIONAL INCORPORATED                                                          447,092
       2,660         ITT INDUSTRIES INCORPORATED                                                                   139,650
       2,752         JOHNSON CONTROLS INCORPORATED                                                                 196,135
       1,235         LEAR CORPORATION<<                                                                             25,762
       4,181         LOCKHEED MARTIN CORPORATION                                                                   304,669
       1,190         NAVISTAR INTERNATIONAL CORPORATION+                                                            34,927
       4,139         NORTHROP GRUMMAN CORPORATION                                                                  265,310
       2,887         PACCAR INCORPORATED                                                                           201,715
         941         TENNECO AUTOMOTIVE INCORPORATED+                                                               21,314
       1,829         TEXTRON INCORPORATED                                                                          161,153
       7,804         TOYOTA MOTOR CORPORATION ADR                                                                  834,013
       1,108         TRIUMPH GROUP INCORPORATED+                                                                    46,370
      12,657         UNITED TECHNOLOGIES CORPORATION                                                               740,435

                                                                                                                 6,908,732
                                                                                                              ------------

TRANSPORTATION SERVICES - 0.11%
       5,204         EXPEDIA INCORPORATED+<<                                                                        98,720
       1,918         EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                           149,201
       2,005         GATX CORPORATION                                                                               79,599
       2,878         SABRE HOLDINGS CORPORATION                                                                     69,446

                                                                                                                   396,966
                                                                                                              ------------

WATER TRANSPORTATION - 0.04%
       1,617         ALEXANDER & BALDWIN INCORPORATED                                                               78,796
       1,132         KIRBY CORPORATION+                                                                             69,392

                                                                                                                   148,188
                                                                                                              ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.68%
       2,680         AMERISOURCEBERGEN CORPORATION                                                                 123,253
       1,056         BROWN-FORMAN CORPORATION CLASS B                                                               74,300
       5,498         CARDINAL HEALTH INCORPORATED                                                                  399,155
       2,471         DEAN FOODS COMPANY+                                                                            92,588
         876         KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                  24,099
       4,145         MCKESSON CORPORATION                                                                          224,369
       4,251         MEDCO HEALTH SOLUTIONS INCORPORATED+                                                          236,866
       2,471         NIKE INCORPORATED CLASS B                                                                     214,433
       5,516         SMURFIT-STONE CONTAINER CORPORATION+                                                           72,370
       8,372         SYSCO CORPORATION                                                                             251,913
         995         TRACTOR SUPPLY COMPANY+                                                                        62,864
       6,042         UNILEVER NV NY SHARES                                                                         420,463
       9,014         UNILEVER PLC ADR<<                                                                            374,532

                                                                                                                 2,571,205
                                                                                                              ------------

WHOLESALE TRADE-DURABLE GOODS - 0.72%
       1,971         ARROW ELECTRONICS INCORPORATED+                                                                68,571
       2,748         AVNET INCORPORATED+                                                                            69,057
       3,238         CYTYC CORPORATION+                                                                             93,352
       1,850         DREW INDUSTRIES INCORPORATED+                                                                  60,033
       3,052         KYOCERA CORPORATION ADR                                                                       270,682
      10,915         MITSUBISHI CORPORATION ADR                                                                    512,649

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCKS - (CONTINUED)
       1,858         MITSUI & COMPANY LIMITED ADR<<                                                           $    501,660
      10,708         NISSAN MOTOR COMPANY LIMITED ADR<<                                                            246,391
       1,731         OMNICARE INCORPORATED                                                                         105,331
       2,760         PEP BOYS-MANNY, MOE & JACK                                                                     43,332
       2,312         SCP POOL CORPORATION                                                                          100,503
      41,744         SUMITOMO MITSUI FINANCIAL<<                                                                   461,321
       4,535         SYCAMORE NETWORKS INCORPORATED+                                                                21,178
       1,173         TECH DATA CORPORATION+                                                                         48,715
       3,049         VISTEON CORPORATION                                                                            14,208
       1,522         W.W. GRAINGER INCORPORATED                                                                    112,689

                                                                                                                 2,729,672
                                                                                                              ------------

TOTAL COMMON STOCKS
(COST $194,294,974)                                                                                            241,965,503
                                                                                                              ------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL                                                                             %         DATE
US TREASURY SECURITIES - 35.50%

US TREASURY BILLS - 0.66%
$    184,000         US TREASURY BILL<<^                                            4.08       03/02/2006          183,979
     135,000         US TREASURY BILL<<^                                            4.20       03/02/2006          134,984
     226,000         US TREASURY BILL<<^                                            4.21       03/02/2006          225,973
     244,000         US TREASURY BILL<<^                                            4.21       03/02/2006          243,972
      87,000         US TREASURY BILL<<^                                            4.22       03/02/2006           86,990
   1,259,000         US TREASURY BILL<<^                                            4.23       03/02/2006        1,258,852
     118,000         US TREASURY BILL<<^                                            4.26       03/02/2006          117,986
      25,000         US TREASURY BILL<<^                                            4.27       03/02/2006           24,997
     171,000         US TREASURY BILL<<^                                            4.27       03/02/2006          170,980
      41,000         US TREASURY BILL<<^                                            4.40       03/02/2006           40,995

                                                                                                                 2,489,708
                                                                                                              ------------

US TREASURY NOTES - 34.84%
  22,057,000         US TREASURY NOTE<<                                             2.63       03/15/2009       20,794,744
  37,050,000         US TREASURY NOTE<<                                             4.00       06/15/2009       36,314,780
   1,270,000         US TREASURY NOTE<<                                             6.00       08/15/2009        1,324,422
   7,620,000         US TREASURY NOTE<<                                             3.38       09/15/2009        7,305,972
   4,050,000         US TREASURY NOTE<<                                             3.50       11/15/2009        3,892,589
   2,150,000         US TREASURY NOTE<<                                             3.50       02/15/2010        2,061,396
  28,000,000         US TREASURY NOTE<<                                             4.00       03/15/2010       27,338,276
   7,949,000         US TREASURY NOTE<<                                             4.13       08/15/2010        7,789,710
  23,621,000         US TREASURY NOTE<<                                             3.88       09/15/2010       22,898,528
   1,965,000         US TREASURY NOTE                                               5.00       02/15/2011        1,999,694

                                                                                                               131,720,111
                                                                                                              ------------

TOTAL US TREASURY SECURITIES
(COST $137,579,498)                                                                                            134,209,819
                                                                                                              ------------

SHARES               SECURITY NAME                                                                                VALUE
COLLATERAL FOR SECURITIES LENDING - 46.13%
COLLATERAL INVESTED IN MONEY
MARKET FUNDS - 0.01%
      48,338         SCUDDER DAILY ASSETS MONEY MARKET FUND                                                   $     48,338
         301         SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                   300

                                                                                                                    48,638
                                                                                                              ------------

                                                                                  INTEREST
                                                                                  RATE           MATURITY
PRINCIPAL            SECURITY NAME                                                   %           DATE             VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 46.12%
$    140,004         ABBEY NATIONAL TREASURY SERVICE                                4.69       01/16/2007          140,164
   2,077,485         AMERICAN EXPRESS BANK FSB                                      4.54       01/26/2007        2,077,153
      97,100         AMERICAN EXPRESS CREDIT CORPORATION                            4.74       05/16/2006           97,145
   1,309,719         AMERICAN GENERAL FINANCE                                       4.60       03/15/2007        1,310,243
   1,583,360         AMSTEL FUNDING CORPORATION                                     4.39       03/28/2006        1,577,992
   2,258,136         AQUIFER FUNDING LIMITED                                        4.55       03/06/2006        2,256,736
   2,258,136         AQUIFER FUNDING LIMITED                                        4.55       03/07/2006        2,256,442
     406,194         AQUINAS FUNDING LLC                                            4.56       03/23/2006          405,072
      38,433         AQUINAS FUNDING LLC                                            4.77       05/15/2006           38,058
     112,907         ATLANTIS ONE FUNDING CORPORATION                               4.55       03/09/2006          112,794
     225,814         ATLAS CAPITAL FUNDING LIMITED                                  4.40       03/09/2006          225,588
     551,753         ATLAS CAPITAL FUNDING LIMITED                                  4.62       05/17/2006          546,219
   1,274,989         ATOMIUM FUNDING CORPORATION                                    4.46       03/17/2006        1,272,439
   1,445,207         ATOMIUM FUNDING CORPORATION                                    4.54       03/20/2006        1,441,767
  15,355,325         BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY
                     VALUE $15,357,292)                                             4.61       03/01/2006       15,355,325
   4,516,272         BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                     (MATURITY VALUE $ 4,516,850)                                   4.61       03/01/2006        4,516,272

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                     WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

                                                                                  INTEREST
                                                                                  RATE           MATURITY
PRINCIPAL            SECURITY NAME                                                   %           DATE             VALUE
COLLATERAL INVESTED IN OTHER ASSETS - (CONTINUED)
$    169,767         BETA FINANCE INCORPORATED SERIES MTN                           4.64       06/02/2006     $    169,806
  17,884,438         BNP PARIBAS REPURCHASE AGREEMENT (MATURITY
                     VALUE $17,886,728)                                             4.61       03/01/2006       17,884,438
   4,064,645         BUCKINGHAM CDO LLC                                             4.55       03/03/2006        4,063,629
     992,135         BUCKINGHAM CDO LLC                                             4.55       03/07/2006          991,391
     513,726         BUCKINGHAM CDO LLC                                             4.55       03/08/2006          513,279
     903,254         BUCKINGHAM CDO LLC                                             4.56       03/20/2006          901,105
   1,129,068         BUCKINGHAM CDO LLC                                             4.59       03/30/2006        1,124,958
   2,753,707         BUCKINGHAM II CDO LLC                                          4.55       03/03/2006        2,753,018
   4,504,981         BUCKINGHAM II CDO LLC                                          4.58       03/29/2006        4,489,124
   1,400,044         BUCKINGHAM II CDO LLC                                          4.59       03/24/2006        1,395,998
   1,806,509         CAIRN HIGH GRADE FUNDING I                                     4.54       03/02/2006        1,806,274
     903,254         CAIRN HIGH GRADE FUNDING I                                     4.56       03/16/2006          901,556
     812,929         CAIRN HIGH GRADE FUNDING I                                     4.56       03/21/2006          810,889
   1,129,068         CAIRN HIGH GRADE FUNDING I                                     4.56       03/23/2006        1,125,952
     993,580         CAIRN HIGH GRADE FUNDING I                                     4.56       03/24/2006          990,708
     880,673         CAIRN HIGH GRADE FUNDING I                                     4.59       03/31/2006          877,353
      90,325         CC USA INCORPORATED                                            4.56       07/14/2006           90,327
      12,104         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.46       03/13/2006           12,085
     129,301         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.48       03/07/2006          129,204
     272,241         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.48       03/10/2006          271,933
     451,627         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.48       03/22/2006          450,439

                                                                                  INTEREST
                                                                                  RATE           MATURITY
PRINCIPAL            SECURITY NAME                                                   %           DATE             VALUE
$    584,677         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.54       04/10/2006     $    581,701
     411,297         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.56       03/14/2006          410,626
      45,479         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.57       03/23/2006           45,353
   1,354,882         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.57       04/19/2006        1,346,359
   1,370,418         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.71       05/08/2006        1,358,276
     538,249         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.73       05/12/2006          533,201
     225,814         CITIGROUP INCORPORATED                                         4.62       03/20/2006          225,796
      75,286         CLIPPER RECEIVABLES CORPORATION                                4.57       03/20/2006           75,107
     316,139         CONCORD MINUTEMEN CAPITAL COMPANY (SERIES A)                   4.60       04/05/2006          314,732
   1,664,833         CONCORD MINUTEMEN CAPITAL COMPANY                              4.55       03/06/2006        1,664,833
   2,867,833         CONCORD MINUTEMEN CAPITAL COMPANY                              4.55       03/15/2006        2,867,833
   2,032,322         CONCORD MINUTEMEN CAPITAL COMPANY                              4.55       03/08/2007        2,032,322
     708,106         CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED               4.46       03/15/2006          706,867
   2,682,801         CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED               4.55       03/09/2006        2,680,118
   1,092,938         CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED               4.56       03/13/2006        1,091,298
   2,707,505         CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED               4.56       03/21/2006        2,700,709
      20,323         CREDIT SUISSE BANK                                             4.52       03/21/2006           20,320
     124,197         CREDIT SUISSE BANK FIRST BOSTON                                4.77       06/19/2006          124,306
   1,987,160         CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1                4.61       05/04/2006        1,985,312
      70,544         CULLINAN FINANCE CORPORATION                                   4.75       05/11/2006           69,892

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

                                                                                  INTEREST
                                                                                  RATE           MATURITY
PRINCIPAL            SECURITY NAME                                                   %           DATE             VALUE
COLLATERAL INVESTED IN OTHER ASSETS - (CONTINUED)
$    227,620         DEER VALLEY FUNDING LLC                                        4.51       03/20/2006     $    227,078
   1,070,944         DEER VALLEY FUNDING LLC                                        4.54       03/03/2006        1,070,676
   4,061,529         DEER VALLEY FUNDING LLC                                        4.58       03/23/2006        4,050,319
     677,441         EIFFEL FUNDING LLC                                             4.48       03/27/2006          675,232
     532,243         EIFFEL FUNDING LLC                                             4.56       03/10/2006          531,641
      58,486         EIFFEL FUNDING LLC                                             4.58       03/28/2006           58,287
     303,719         EUREKA SECURITIZATION INCORPORATED                             4.48       03/09/2006          303,416
     616,471         FIVE FINANCE INCORPORATED                                      4.57       03/27/2006          614,461
     158,070         FIVE FINANCE INCORPORATED                                      4.57       03/28/2006          157,534
     227,259         FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                 4.33       03/16/2006          226,832
      45,163         GALAXY FUNDING INCORPORATED                                    4.56       03/21/2006           45,049
      99,584         GEMINI SECURITIZATION INCORPORATED                             4.41       03/10/2006           99,471
      45,163         GENERAL ELECTRIC CAPITAL                                       4.52       03/29/2006           45,156
     542,404         GENERAL ELECTRIC CAPITAL                                       4.62       09/18/2006          542,920
   1,039,872         GENERAL ELECTRIC CAPITAL                                       4.91       05/12/2006        1,040,267
     722,604         GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY                     4.65       06/16/2006          722,604
     202,510         GEORGE STREET FINANCE LLC                                      4.43       03/13/2006          202,206
   2,303,299         GOLDMAN SACHS GROUP INCORPORATED                               4.66       06/30/2006        2,303,299
   1,129,068         GOLDMAN SACHS GROUP NCORPORATED                                4.71       08/16/2006        1,129,068
      73,389         GOLDMAN SACHS GROUP INCORPORATED                               4.94       08/18/2006           73,468
      37,666         GRAMPIAN FUNDING LIMITED                                       4.44       04/11/2006           37,469
     329,688         HBOS TREASURY SERVICES PLC                                     4.55       06/30/2006          329,727
     114,939         ING AMERICA INSURANCE HOLDINGS INCORPORATED                    4.58       03/14/2006          114,752

                                                                                  INTEREST
                                                                                  RATE           MATURITY
PRINCIPAL            SECURITY NAME                                                   %           DATE             VALUE
$  3,793,669         ING USA ANNUITY & LIFE INSURANCE                               4.72       06/06/2006     $  3,793,669
   1,129,068         IRISH LIFE & PERMANENT                                         4.46       03/28/2006        1,125,240
      34,820         JUPITER SECURITIZATION CORPORATION                             4.57       03/20/2006           34,738
      97,100         K2 USA LLC                                                     4.46       04/20/2006           96,476
     226,310         K2 USA LLC                                                     4.63       07/24/2006          226,376
   2,890,414         KAUPTHING BANK HF SERIES MTN                                   4.63       03/20/2007        2,890,299
   1,219,393         KLIO FUNDING CORPORATION                                       4.57       03/23/2006        1,216,028
   1,145,146         KLIO II FUNDING CORPORATION                                    4.56       03/17/2006        1,142,856
   2,258,136         KLIO II FUNDING CORPORATION                                    4.59       03/27/2006        2,250,775
   1,873,214         KLIO III FUNDING CORPORATION                                   4.46       03/20/2006        1,868,756
     641,898         KLIO III FUNDING CORPORATION                                   4.49       04/05/2006          639,041
   2,051,607         KLIO III FUNDING CORPORATION                                   4.56       03/23/2006        2,045,945
     948,417         LEHMAN BROTHERS HOLDINGS INCORPORATED                          4.61       03/16/2006          948,417
      90,325         LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG              4.59       06/02/2006           90,340
      49,544         LEXINGTON PARKER CAPITAL CORPORATION                           4.45       04/18/2006           49,238
     109,249         LEXINGTON PARKER CAPITAL CORPORATION                           4.49       03/14/2006          109,071
   2,593,560         LEXINGTON PARKER CAPITAL CORPORATION                           4.54       03/06/2006        2,591,952
   1,769,656         LEXINGTON PARKER CAPITAL CORPORATION                           4.71       05/10/2006        1,753,517
   3,387,204         LIBERTY LIGHT US CAPITAL SERIES MTN                            4.57       05/26/2006        3,387,611
      83,777         LIBERTY STREET FUNDING CORPORATION                             4.57       03/16/2006           83,619
     565,753         LINKS FINANCE LLC SERIES MTN                                   4.56       03/15/2006          565,742
   1,558,114         LIQUID FUNDING LIMITED                                         4.49       04/04/2006        1,551,367
   1,580,695         LIQUID FUNDING LIMITED                                         4.55       03/03/2006        1,580,695

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

                                                                                  INTEREST
                                                                                  RATE           MATURITY
PRINCIPAL            SECURITY NAME                                                   %           DATE             VALUE
COLLATERAL INVESTED IN OTHER ASSETS - (CONTINUED)
$  1,219,393         LIQUID FUNDING LIMITED                                         4.55       08/14/2006     $  1,219,393
     903,254         LIQUID FUNDING LIMITED                                         4.56       03/06/2006          902,694
     700,022         LIQUID FUNDING LIMITED                                         4.57       03/10/2006          699,231
     248,395         MERRILL LYNCH & COMPANY                                        4.69       06/06/2006          248,584
      45,163         MERRILL LYNCH & COMPANY                                        4.88       04/18/2006           45,166
      53,789         MONT BLANC CAPITAL CORPORATION                                 4.48       04/10/2006           53,515
   3,161,390         MORGAN STANLEY                                                 4.63       10/10/2006        3,161,390
   2,258,136         MORGAN STANLEY                                                 4.63       10/30/2006        2,258,136
      81,293         MORGAN STANLEY                                                 4.80       03/27/2006           81,293
     694,377         MORGAN STANLEY SERIES EXL                                      4.60       08/13/2010          694,564
     207,342         NIEUW AMSTERDAM RECEIVABLES CORPORATION                        4.55       03/01/2006          207,342
      82,603         NIEUW AMSTERDAM RECEIVABLES CORPORATION                        4.55       03/09/2006           82,520
      90,145         NIEUW AMSTERDAM RECEIVABLES CORPORATION                        4.60       04/06/2006           89,732
     116,836         NIEUW AMSTERDAM RECEIVABLES CORPORATION                        4.62       06/15/2006          115,205
      45,163         PERRY GLOBAL FUNDING LIMITED                                   4.56       03/01/2006           45,163
      28,814         PERRY GLOBAL FUNDING LIMITED                                   4.86       06/12/2006           28,423
   1,219,393         PREMIUM ASSET TRUST 2001-2                                     4.87       03/28/2006        1,219,418
     530,526         PRUDENTIAL PLC                                                 4.66       04/10/2006          527,826
      90,325         PRUDENTIAL PLC                                                 4.72       05/08/2006           89,525
   2,075,453         RACERS TRUST 2004-6-MM                                         4.57       05/22/2006        2,075,619
     142,940         ROYAL BANK OF SCOTLAND PLC                                     4.79       11/24/2006          143,020
   1,129,068         ROYAL BANK OF SCOTLAND PLC                                     4.79       11/24/2006        1,129,700
      22,581         SCALDIS CAPITAL LIMITED                                        4.32       03/27/2006           22,508
      27,640         SCALDIS CAPITAL LIMITED                                        4.48       04/21/2006           27,459
     203,232         SCALDIS CAPITAL LIMITED                                        4.49       04/18/2006          201,980
   1,129,068         SEDNA FINANCE INCORPORATED                                     4.43       12/08/2006        1,129,079

                                                                                  INTEREST
                                                                                  RATE           MATURITY
PRINCIPAL            SECURITY NAME                                                   %           DATE             VALUE
$    429,046         SLM CORPORATION                                                4.79       04/25/2006     $    429,080
      90,325         SPINTAB (SWEDMORTGAGE) AB                                      4.40       03/06/2006           90,269
      33,872         SWEDBANK (FORENINGS SPARBANKEN)                                4.47       04/10/2006           33,700
      27,098         TANGO FINANCE CORPORATION                                      4.35       03/09/2006           27,071
     526,146         TANGO FINANCE CORPORATION                                      4.45       04/03/2006          523,936
     565,753         TANGO FINANCE CORPORATION SERIES MTN                           4.63       10/25/2006          565,940
     808,006         THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED            4.46       03/20/2006          806,083
      33,375         THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED            4.80       05/15/2006           33,049
   4,516,272         TRANSAMERICA OCCIDENTAL LIFE INSURANCE                         4.76       07/11/2006        4,516,272
     867,982         TRAVELLERS INSURANCE COMPANY                                   4.64       02/09/2007          867,965
     903,254         UNICREDITO ITALIANO                                            4.46       03/28/2006          903,064
   2,258,136         UNICREDITO ITALIANO                                            4.47       06/30/2006        2,257,813
   1,129,068         UNICREDITO ITALIANO                                            4.58       03/09/2007        1,128,921
      90,325         WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE)        4.56       03/13/2006           90,190
   1,625,226         WHITE PINE FINANCE LLC (MERGING INTO WHISTLEJACK)              4.56       03/13/2006        1,622,788
      85,719         WHITE PINE FINANCE LLC (MERGING INTO WHISTLEJACK)              4.56       03/15/2006           85,569
   1,381,212         WHITE PINE FINANCE LLC (MERGING INTO WHISTLEJACK)              4.57       03/28/2006        1,376,529
     451,627         WHITE PINE FINANCE LLC (MERGING INTO WHISTLEJACK)              4.67       05/17/2006          447,097
   1,174,231         WHITE PINE FINANCE LLC SERIES MTN                              4.57       06/12/2006        1,174,408

                                                                                                               174,338,765
                                                                                                              ------------

TOTAL COLLATERAL FOR SECURITIES
LENDING** (COST $174,387,402)                                                                                  174,387,403
                                                                                                              ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $506,261,874)*                                                                     145.64%              $550,562,725
OTHER ASSETS AND LIABILITIES, NET                                                        (45.64)              (172,525,357)
                                                                                         ------               ------------
TOTAL NET ASSETS                                                                         100.00%              $378,037,368
                                                                                         ======               ============

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2020 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $3,263,525. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.58% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $510,166,598 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                    $ 59,277,938
         GROSS UNREALIZED DEPRECIATION                     (18,881,811)
                                                          ------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)       $ 40,396,127

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - 77.54%

ADVERTISING - 0.02%
       3,255         CENVEO INCORPORATED+                                                                     $     45,863
                                                                                                              ------------

AMUSEMENT & RECREATION SERVICES - 0.14%
       2,081         HARRAH'S ENTERTAINMENT INCORPORATED                                                           149,665
       4,710         INTERNATIONAL GAME TECHNOLOGY                                                                 168,477

                                                                                                                   318,142
                                                                                                              ------------

APPAREL & ACCESSORY STORES - 0.35%
       1,333         ABERCROMBIE & FITCH COMPANY CLASS A                                                            89,738
       2,792         CHICO'S FAS INCORPORATED+                                                                     131,364
       6,223         GAP INCORPORATED                                                                              115,374
       3,009         KOHL'S CORPORATION+                                                                           144,763
       4,601         LIMITED BRANDS                                                                                108,906
       3,214         NORDSTROM INCORPORATED                                                                        122,132
       1,486         PAYLESS SHOESOURCE INCORPORATED+                                                               35,218
       2,595         ROSS STORES INCORPORATED                                                                       73,490

                                                                                                                   820,985
                                                                                                              ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM
FABRICS & SIMILAR MATERIALS - 0.36%
      10,579         BENETTON GROUP SPA ADR<<                                                                      269,341
      22,071         INNOVO GROUP INCORPORATED+<<                                                                   21,188
       1,649         JONES APPAREL GROUP INCORPORATED                                                               47,689
       1,737         LIZ CLAIBORNE INCORPORATED                                                                     62,584
       1,770         VF CORPORATION                                                                                 96,996
       5,221         WACOAL CORPORATION ADR<<                                                                      357,952

                                                                                                                   855,750
                                                                                                              ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE
STATIONS - 0.08%
       3,123         AUTONATION INCORPORATED+                                                                       65,302
         535         AUTOZONE INCORPORATED+                                                                         51,724
       2,064         CARMAX INCORPORATED+<<                                                                         64,851

                                                                                                                   181,877
                                                                                                              ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
       2,307         PACIFIC ETHANOL INCORPORATED+<<                                                                43,372
                                                                                                              ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS
& OPERATIVE BUILDERS - 0.68%
       1,725         CENTEX CORPORATION                                                                            116,627
       2,201         COMSTOCK HOMEBUILDING+<<                                                                       20,579
       4,360         D.R. HORTON INCORPORATED                                                                      148,720
       1,471         KB HOME                                                                                        98,601
       1,973         LENNAR CORPORATION CLASS A<<                                                                  118,104
       3,066         PULTE HOMES INCORPORATED                                                                      117,765
      49,982         SEKISUI HOUSE LIMITED                                                                         765,964
       7,464         VIVENDI UNIVERSAL SA ADR                                                                      225,040

                                                                                                                 1,611,400
                                                                                                              ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
MOBILE HOME DEALERS - 0.65%
       1,862         FASTENAL COMPANY                                                                               81,760
      20,458         HOME DEPOT INCORPORATED                                                                       862,305
       7,585         LOWE'S COMPANIES INCORPORATED                                                                 517,145
       1,547         SHERWIN-WILLIAMS COMPANY                                                                       70,466

                                                                                                                 1,531,676
                                                                                                              ------------

SHARES               SECURITY NAME                                                                               VALUE
BUSINESS SERVICES - 4.50%
       6,723         3COM CORPORATION+                                                                        $     31,262
       6,125         ADOBE SYSTEMS INCORPORATED                                                                    236,548
       1,414         AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                             88,969
       8,770         APPLIED DIGITAL SOLUTIONS+<<                                                                   23,679
       1,282         ARBITRON INCORPORATED                                                                          50,254
       3,176         ARIBA INCORPORATED+                                                                            32,395
       3,021         AUTODESK INCORPORATED                                                                         113,741
       5,320         AUTOMATIC DATA PROCESSING INCORPORATED                                                        245,731
       5,783         BEA SYSTEMS INCORPORATED+                                                                      66,331
       3,687         BMC SOFTWARE INCORPORATED+                                                                     80,635
       4,953         CA INCORPORATED<<                                                                             134,523
       3,999         CADENCE DESIGN SYSTEMS INCORPORATED+                                                           70,982
      11,443         CENDANT CORPORATION                                                                           190,183
       2,625         CERIDIAN CORPORATION+                                                                          67,883
       1,339         CHOICEPOINT INCORPORATED+                                                                      59,452
       3,134         CITRIX SYSTEMS INCORPORATED+                                                                  101,416
       1,215         CLICK COMMERCE INCORPORATED+<<                                                                 30,642
       1,483         COGNEX CORPORATION                                                                             40,797
       2,017         COMPUTER SCIENCES CORPORATION+                                                                109,604
       7,354         COMPUWARE CORPORATION+                                                                         60,376
       2,193         CONVERGYS CORPORATION+                                                                         38,092
       1,677         DELUXE CORPORATION                                                                             41,539
         951         DST SYSTEMS INCORPORATED+<<                                                                    53,475
      10,987         EBAY INCORPORATED+                                                                            440,139
       3,002         ECHELON CORPORATION+<<                                                                         24,316
       2,467         EFUNDS CORPORATION+                                                                            66,806
       3,352         ELECTRONIC ARTS INCORPORATED+                                                                 174,203
       5,689         ELECTRONIC DATA SYSTEMS CORPORATION                                                           151,896
       1,911         ELECTRONICS FOR IMAGING INCORPORATED+                                                          51,253
       1,913         EQUIFAX INCORPORATED                                                                           70,092
       1,761         FAIR ISAAC CORPORATION                                                                         75,054
       1,415         FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                            56,105
       1,542         FILENET CORPORATION+<<                                                                         39,691
       7,662         FIRST DATA CORPORATION                                                                        345,786
       2,173         FISERV INCORPORATED+                                                                           90,180
       1,705         GLOBAL PAYMENTS INCORPORATED                                                                   88,762
       1,764         GOOGLE INCORPORATED CLASS A+                                                                  639,662
       3,159         IMS HEALTH INCORPORATED                                                                        76,132
           1         INFOSPACE INCORPORATED+                                                                            17
       3,641         INTERNET CAPITAL GROUP INCORPORATED+                                                           33,133
       4,877         INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                 50,526
       1,543         INTUIT INCORPORATED+                                                                           74,959
       6,415         JUNIPER NETWORKS INCORPORATED+<<                                                              117,972
       2,366         KEANE INCORPORATED+<<                                                                          27,777
       1,714         MANPOWER INCORPORATED                                                                          91,939
       2,517         MCAFEE INCORPORATED+                                                                           58,545
       2,124         MENTOR GRAPHICS CORPORATION+                                                                   23,853
      86,755         MICROSOFT CORPORATION                                                                       2,333,709
       2,103         MONSTER WORLDWIDE INCORPORATED+                                                               102,963
       3,439         MPS GROUP INCORPORATED+                                                                        52,066
       2,430         NCR CORPORATION+                                                                               97,419
       7,552         NOVELL INCORPORATED+<<                                                                         71,820
       1,781         OMNICOM GROUP INCORPORATED                                                                    142,159
      37,656         ORACLE CORPORATION+                                                                           467,688

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
       3,465         PARAMETRIC TECHNOLOGY CORPORATION+                                                       $     52,734
       8,085         REALNETWORKS INCORPORATED+                                                                     63,548
       3,455         RED HAT INCORPORATED+<<                                                                        92,836
      17,731         RENTOKIL INITIAL PLC ADR                                                                      244,142
       2,756         REUTERS GROUP PLC ADR                                                                         110,047
       2,856         ROBERT HALF INTERNATIONAL INCORPORATED                                                        102,588
       1,770         RSA SECURITY INCORPORATED+                                                                     25,984
       6,940         SAP AG ADR<<                                                                                  354,634
      35,896         SUN MICROSYSTEMS INCORPORATED+                                                                149,686
       2,414         SYBASE INCORPORATED+                                                                           51,491
      12,481         SYMANTEC CORPORATION+                                                                         210,804
       2,219         SYNOPSYS INCORPORATED+                                                                         48,530
       1,603         TOTAL SYSTEM SERVICES INCORPORATED                                                             31,419
       5,771         UNISYS CORPORATION+                                                                            38,550
       2,863         VASCO DATA SECURITY INTERNATIONAL INCORPORATED+                                                28,601
       3,743         VERISIGN INCORPORATED+                                                                         88,559
       2,508         VIAD CORPORATION                                                                               80,281
         818         WEBSENSE INCORPORATED+<<                                                                       50,561
       2,693         WEBSIDESTORY INCORPORATED+                                                                     42,199
       3,431         WPP GROUP PLC ADR                                                                             198,964
      12,657         YAHOO! INCORPORATED+<<                                                                        405,783

                                                                                                                10,577,072
                                                                                                              ------------

CHEMICALS & ALLIED PRODUCTS - 7.31%
      14,583         AASTROM BIOSCIENCES INCORPORATED+<<                                                            24,937
      14,874         ABBOTT LABORATORIES                                                                           657,133
       1,871         AIR PRODUCTS & CHEMICALS INCORPORATED                                                         120,043
       4,666         AKZO NOBEL NV ADR                                                                             236,146
       1,438         ALBERTO-CULVER COMPANY CLASS B                                                                 65,673
      12,081         AMGEN INCORPORATED+                                                                           911,995
       7,981         ASTRAZENECA PLC ADR                                                                           369,121
         757         AVERY DENNISON CORPORATION                                                                     45,420
       5,485         AVON PRODUCTS INCORPORATED                                                                    158,242
       1,323         BARR PHARMACEUTICALS INCORPORATED+                                                             88,879
       3,883         BIOGEN IDEC INCORPORATED+<<                                                                   183,472
      18,679         BRISTOL-MYERS SQUIBB COMPANY                                                                  431,485
       1,589         CABOT CORPORATION                                                                              58,825
       5,680         CHEMTURA CORPORATION                                                                           62,934
       1,390         CHIRON CORPORATION+<<                                                                          63,481
      10,636         CIBA SPECIALTY CHEMICALS                                                                      328,121
       5,372         COLGATE-PALMOLIVE COMPANY                                                                     292,667
       5,708         CYPRESS BIOSCIENCE INCORPORATED+                                                               34,134
       5,093         DISCOVERY LABORATORIES INCORPORATED+<<                                                         38,656
       9,334         DOW CHEMICAL COMPANY                                                                          401,642
       8,601         E.I. DU PONT DE NEMOURS & COMPANY                                                             346,104
       1,183         EASTMAN CHEMICAL COMPANY                                                                       58,357
       2,354         ECOLAB INCORPORATED                                                                            85,191
       3,833         EISAI COMPANY LIMITED ADR                                                                     179,033
       9,054         ELI LILLY & COMPANY                                                                           503,584
       6,398         EPIX PHARMACEUTICALS INCORPORATED+                                                             27,831
       1,857         ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                  69,489
       3,717         FOREST LABORATORIES INCORPORATED+                                                             170,610
       4,976         GENENTECH INCORPORATED+                                                                       426,393
       3,045         GENZYME CORPORATION+                                                                          211,140
       5,217         GILEAD SCIENCES INCORPORATED+                                                                 324,863

SHARES               SECURITY NAME                                                                               VALUE
      12,424         GLAXOSMITHKLINE PLC ADR                                                                  $    631,388
       2,581         HOSPIRA INCORPORATED+                                                                         102,466
       1,179         IDEXX LABORATORIES INCORPORATED+                                                               92,646
       1,245         IMCLONE SYSTEMS INCORPORATED+<<                                                                47,796
       1,486         INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                51,460
       3,652         KING PHARMACEUTICALS INCORPORATED+                                                             59,345
       1,497         LUBRIZOL CORPORATION                                                                           64,760
       3,557         LYONDELL CHEMICAL COMPANY                                                                      74,412
       3,769         MEDIMMUNE INCORPORATED+                                                                       137,531
      20,968         MERCK & COMPANY INCORPORATED                                                                  730,945
       6,277         MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                       65,783
       3,392         MONSANTO COMPANY                                                                              284,521
       4,504         MOSAIC COMPANY+<<                                                                              71,614
       3,419         MYLAN LABORATORIES INCORPORATED                                                                78,637
       2,316         NASTECH PHARMACEUTICAL COMPANY INCORPORATED+                                                   48,590
      10,477         NOVARTIS AG ADR                                                                               557,900
       2,313         NOVO NORDISK A/S ADR<<                                                                        136,120
       3,614         OLIN CORPORATION                                                                               75,930
         968         OSI PHARMACEUTICALS INCORPORATED+<<                                                            31,441
      71,444         PFIZER INCORPORATED                                                                         1,871,118
       1,329         PPG INDUSTRIES INCORPORATED                                                                    80,577
       3,165         PRAXAIR INCORPORATED                                                                          170,847
      31,724         PROCTER & GAMBLE COMPANY                                                                    1,901,219
       1,663         RENOVIS INCORPORATED+<<                                                                        36,021
       7,371         ROCHE HOLDING AG ADR<<                                                                        544,824
       1,611         ROHM & HAAS COMPANY                                                                            80,147
       9,216         SANOFI-AVENTIS ADR                                                                            392,878
      14,887         SCHERING-PLOUGH CORPORATION                                                                   275,410
       1,535         SEPRACOR INCORPORATED+<<                                                                       87,971
      12,538         SHISEIDO COMPANY LIMITED ADR<<                                                                222,453
         848         SIGMA-ALDRICH CORPORATION                                                                      54,620
       7,626         STEMCELLS INCORPORATED+<<                                                                      27,682
      14,300         SYNGENTA AG ADR<<                                                                             406,406
       2,360         TANOX INCORPORATED+<<                                                                          45,029
       1,700         VALSPAR CORPORATION                                                                            44,931
      12,685         WYETH                                                                                         631,713

                                                                                                                17,192,732
                                                                                                              ------------

COAL MINING - 0.08%
       2,070         MASSEY ENERGY COMPANY                                                                          77,004
       1,671         PENN VIRGINIA CORPORATION                                                                     103,351

                                                                                                                   180,355
                                                                                                              ------------

COMMUNICATIONS - 3.60%
       1,791         ADTRAN INCORPORATED                                                                            49,288
       4,118         ALLTEL CORPORATION                                                                            260,052
       5,643         AMERICAN TOWER CORPORATION CLASS A+                                                           179,617
       1,339         ANIXTER INTERNATIONAL INCORPORATED+                                                            61,259
      39,138         AT&T INCORPORATED                                                                           1,079,817
       6,664         AVAYA INCORPORATED+                                                                            74,104
      19,027         BELLSOUTH CORPORATION<<                                                                       600,873
       3,281         BRITISH SKY BROADCASTING GROUP PLC ADR<<                                                      117,722
       5,368         BT GROUP PLC ADR                                                                              194,483

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
       3,204         CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                              $     84,105
       2,049         CENTURYTEL INCORPORATED                                                                        73,723
      12,379         CINCINNATI BELL INCORPORATED+<<                                                                50,630
       5,017         CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                     141,981
      20,752         COMCAST CORPORATION CLASS A+<<                                                                556,776
      16,332         DEUTSCHE TELEKOM AG ADR<<                                                                     257,882
       8,974         DIRECTV GROUP INCORPORATED+                                                                   141,430
       6,574         DOBSON COMMUNICATIONS CORPORATION+<<                                                           47,596
       3,882         ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                  114,014
       8,761         FRANCE TELECOM SA ADR<<                                                                       191,340
       3,593         HEARST-ARGYLE TELEVISION INCORPORATED                                                          85,765
       2,014         IAC INTERACTIVECORP+<<                                                                         58,889
       2,542         LAGARDERE SCA ADR<<                                                                           196,692
       5,860         LIBERTY GLOBAL INCORPORATED CLASS A+                                                          119,017
         627         LIVE NATION INCORPORATED+                                                                      11,192
       7,952         NIPPON TELEGRAPH & TELEPHONE CORPORATION ADR                                                  172,558
       1,663         NTL INCORPORATED+                                                                             109,509
      10,834         NTT DOCOMO INCORPORATED ADR                                                                   160,668
       5,473         REED ELSEVIER PLC ADR                                                                         197,302
      29,928         SPRINT NEXTEL CORPORATION                                                                     719,170
      10,969         TELEFONAKTIEBOLAGET LM ERICSSON ADR                                                           374,043
       9,227         TELEFONICA SA ADR                                                                             426,472
       1,796         TELEPHONE & DATA SYSTEMS INCORPORATED                                                          67,170
       3,565         TIME WARNER TELECOM INCORPORATED+                                                              45,026
      26,717         VERIZON COMMUNICATIONS INCORPORATED                                                           900,363
      28,783         VODAFONE GROUP PLC ADR<<                                                                      556,088

                                                                                                                 8,476,616
                                                                                                              ------------

DEPOSITORY INSTITUTIONS - 9.20%
      10,201         ABN AMRO HOLDING NV ADR                                                                       297,053
       7,968         ALLIED IRISH BANKS PLC ADR                                                                    380,870
       4,395         AMSOUTH BANCORPORATION                                                                        121,961
       3,240         ASSOCIATED BANC-CORP                                                                          111,683
      27,053         BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                      549,446
      38,752         BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                      566,554
      44,851         BANK OF AMERICA CORPORATION                                                                 2,056,418
       2,277         BANK OF HAWAII CORPORATION                                                                    121,592
       8,127         BANK OF NEW YORK COMPANY INCORPORATED                                                         278,269
       1,815         BANKNORTH GROUP INCORPORATED                                                                   55,775
       8,222         BARCLAYS PLC ADR                                                                              385,365
       5,432         BB&T CORPORATION                                                                              214,727
       4,864         BERKSHIRE HILLS BANCORP INCORPORATED                                                          160,755
      10,880         BNP PARIBAS SA ADR<<                                                                          503,625
       5,041         CHITTENDEN CORPORATION                                                                        145,130
      48,694         CITIGROUP INCORPORATED                                                                      2,257,941
       1,112         CITY NATIONAL CORPORATION                                                                      84,468
       1,664         COMERICA INCORPORATED<<                                                                        95,381
       1,554         COMMERCE BANCSHARES INCORPORATED                                                               80,109
       3,259         COMMERCIAL CAPITAL BANCORPORATION INCORPORATED                                                 46,702

SHARES               SECURITY NAME                                                                                VALUE
       5,541         COMMUNITY BANK SYSTEM INCORPORATED                                                       $    120,074
       5,466         COMMUNITY BANKS INCORPORATED                                                                  152,228
       2,548         COMPASS BANCSHARES INCORPORATED                                                               128,113
       4,299         DEUTSCHE BANK AG<<                                                                            476,114
       1,028         DOWNEY FINANCIAL CORPORATION<<                                                                 65,329
       4,242         FIFTH THIRD BANCORP                                                                           163,953
       1,373         FIRST HORIZON NATIONAL CORPORATION                                                             53,698
       1,733         FIRSTFED FINANCIAL CORPORATION+<<                                                             103,997
       2,625         GOLDEN WEST FINANCIAL CORPORATION                                                             186,454
       7,749         HBOS PLC ADR<<                                                                                432,355
       7,987         HSBC HOLDINGS PLC ADR<<                                                                       684,406
       3,480         HUNTINGTON BANCSHARES INCORPORATED<<                                                           83,694
       6,262         HYPO REAL ESTATE HOLDING AG ADR<<                                                             410,772
       3,378         IBERIABANK CORPORATION                                                                        195,113
      34,630         JP MORGAN CHASE & COMPANY                                                                   1,424,678
       4,109         KEYCORP                                                                                       153,142
       8,666         LLOYDS TSB GROUP PLC ADR                                                                      339,274
         750         M&T BANK CORPORATION                                                                           84,300
       2,753         MARSHALL & ILSLEY CORPORATION                                                                 121,132
       4,233         MELLON FINANCIAL CORPORATION                                                                  152,769
       2,400         MERCANTILE BANKSHARES CORPORATION                                                              91,680
       4,215         NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                         571,596
      44,306         NATIONAL BANK OF GREECE SA ADR<<                                                              460,339
       5,947         NATIONAL CITY CORPORATION                                                                     206,956
       5,910         NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                      99,702
       5,981         NORTH FORK BANCORPORATION INCORPORATED                                                        152,755
       2,505         NORTHERN TRUST CORPORATION                                                                    132,064
         926         PARK NATIONAL CORPORATION                                                                      97,137
       2,593         PNC FINANCIAL SERVICES GROUP                                                                  182,418
       5,648         POPULAR INCORPORATED                                                                          115,389
       5,850         PREMIERWEST BANCORP                                                                           104,130
       5,363         REGIONS FINANCIAL CORPORATION                                                                 186,525
      12,989         SAN PAOLO IMI SPA ADR<<                                                                       458,512
       4,039         SKY FINANCIAL GROUP INCORPORATED<<                                                            106,508
      15,886         SOCIETE GENERALE ADR                                                                          450,395
       3,625         STATE STREET CORPORATION                                                                      226,490
       3,202         SUMMIT FINANCIAL GROUP INCORPORATED<<                                                          71,533
       2,978         SUNTRUST BANKS INCORPORATED                                                                   215,518
       3,754         SYNOVUS FINANCIAL CORPORATION                                                                 106,426
       2,581         TCF FINANCIAL CORPORATION                                                                      65,454
       3,088         TRUSTMARK CORPORATION                                                                          93,103
       3,551         UNITED SECURITY BANCSHARES INCORPORATED                                                        97,297
      19,616         US BANCORP                                                                                    606,331
       4,437         VALLEY NATIONAL BANCORP                                                                       107,775
      15,413         WACHOVIA CORPORATION                                                                          864,207
       5,275         WASHINGTON FEDERAL INCORPORATED<<                                                             124,807
       8,946         WASHINGTON MUTUAL INCORPORATED                                                                381,994
       1,067         WEBSTER FINANCIAL CORPORATION                                                                  50,309
       9,697         WESTPAC BANKING CORPORATION ADR                                                               849,069
       3,048         WILMINGTON TRUST CORPORATION                                                                  130,485
       1,957         WINTRUST FINANCIAL CORPORATION                                                                103,095
         994         ZIONS BANCORPORATION                                                                           82,025

                                                                                                                21,637,443
                                                                                                              ------------

EATING & DRINKING PLACES - 0.46%
       1,549         BRINKER INTERNATIONAL INCORPORATED                                                             64,516

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
       2,402         CHEESECAKE FACTORY INCORPORATED+<<                                                       $     86,856
       2,867         DARDEN RESTAURANTS INCORPORATED                                                               120,242
       1,364         JACK IN THE BOX INCORPORATED+                                                                  54,560
      12,537         MCDONALD'S CORPORATION                                                                        437,667
       1,388         OUTBACK STEAKHOUSE INCORPORATED                                                                58,032
       1,817         WENDY'S INTERNATIONAL INCORPORATED                                                            105,204
       3,398         YUM! BRANDS INCORPORATED                                                                      162,085

                                                                                                                 1,089,162
                                                                                                              ------------

EDUCATIONAL SERVICES - 0.07%
       1,819         APOLLO GROUP INCORPORATED CLASS A+                                                             89,822
       1,964         CAREER EDUCATION CORPORATION+                                                                  64,498

                                                                                                                   154,320
                                                                                                              ------------

ELECTRIC, GAS & SANITARY SERVICES - 3.66%
       8,698         AES CORPORATION+                                                                              150,475
       2,118         AMEREN CORPORATION                                                                            107,319
       4,352         AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                  158,848
       8,128         BG GROUP PLC ADR<<                                                                            478,008
       5,013         CENTERPOINT ENERGY INCORPORATED                                                                65,019
       2,088         CINERGY CORPORATION                                                                            92,039
      40,073         CLP HOLDINGS LIMITED                                                                          229,582
       1,711         CONSOLIDATED EDISON INCORPORATED                                                               78,484
       2,155         CONSTELLATION ENERGY GROUP INCORPORATED                                                       126,585
       3,132         DOMINION RESOURCES INCORPORATED                                                               235,213
       9,302         DUKE ENERGY CORPORATION<<                                                                     264,177
      12,281         E.ON AG ADR                                                                                   454,888
       4,511         EDISON INTERNATIONAL                                                                          200,108
       9,357         EL PASO CORPORATION                                                                           122,390
       2,381         ENTERGY CORPORATION                                                                           172,646
       7,430         EXELON CORPORATION                                                                            424,327
       3,797         FIRSTENERGY CORPORATION                                                                       193,951
       4,064         FPL GROUP INCORPORATED                                                                        170,403
     268,652         HONG KONG & CHINA GAS COMPANY LIMITED ADR                                                     644,039
       4,338         INTERNATIONAL POWER PLC ADR+<<                                                                219,199
       1,396         KINDER MORGAN INCORPORATED                                                                    129,521
       2,543         NATIONAL FUEL GAS COMPANY                                                                      82,342
       6,163         NATIONAL GRID PLC ADR                                                                         324,482
       3,496         NISOURCE INCORPORATED                                                                          71,773
       3,182         NSTAR                                                                                          93,424
       1,257         PEOPLES ENERGY CORPORATION                                                                     46,144
       4,645         PG&E CORPORATION                                                                              176,742
       1,716         PINNACLE WEST CAPITAL CORPORATION                                                              70,442
       5,476         PPL CORPORATION                                                                               174,137
       1,644         PROGRESS ENERGY INCORPORATED                                                                   72,961
       2,801         PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                  194,361
       6,339         RELIANT ENERGY INCORPORATED+<<                                                                 64,404
       4,533         RWE AG ADR                                                                                    389,392
       1,638         SCANA CORPORATION                                                                              66,798
       7,227         SCOTTISH POWER PLC ADR                                                                        295,223
       2,890         SEMPRA ENERGY<<                                                                               138,258
       4,220         SOUTH JERSEY INDUSTRIES INCORPORATED                                                          120,692
       7,889         SOUTHERN COMPANY<<                                                                            268,463

SHARES               SECURITY NAME                                                                                VALUE
       5,778         TXU CORPORATION                                                                          $    302,709
       3,748         UGI CORPORATION                                                                                84,143
      11,640         UNITED UTILITIES PLC ADR<<                                                                    282,968
       5,024         WASTE MANAGEMENT INCORPORATED                                                                 167,098
       7,903         WILLIAMS COMPANIES INCORPORATED                                                               170,468
       2,037         WPS RESOURCES CORPORATION                                                                     107,044
       6,748         XCEL ENERGY INCORPORATED<<                                                                    125,243

                                                                                                                 8,606,932
                                                                                                              ------------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 6.34%
       4,946         ADAPTEC INCORPORATED+                                                                          30,962
       5,164         ADVANCED MICRO DEVICES INCORPORATED+                                                          199,692
       9,687         ALCATEL SA ADR+<<                                                                             130,774
       3,738         ALTERA CORPORATION+                                                                            74,909
       3,254         AMERICAN POWER CONVERSION CORPORATION                                                          66,479
       2,856         ANALOG DEVICES INCORPORATED                                                                   108,928
       3,844         ANDREW CORPORATION+                                                                            52,125
       7,552         APPLIED MICRO CIRCUITS CORPORATION+                                                            27,263
       4,104         AVX CORPORATION                                                                                67,962
       4,770         BROADCOM CORPORATION CLASS A+                                                                 215,079
       5,885         CANON INCORPORATED ADR                                                                        367,695
      25,627         CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+<<                                          209,116
      62,216         CISCO SYSTEMS INCORPORATED+                                                                 1,259,252
       3,400         COMVERSE TECHNOLOGY INCORPORATED+<<                                                            97,784
       1,373         CREE INCORPORATED+<<                                                                           41,121
       3,168         CYPRESS SEMICONDUCTOR CORPORATION+<<                                                           56,264
       2,666         DITECH COMMUNICATIONS CORPORATION+                                                             27,486
       3,662         EMERSON ELECTRIC COMPANY                                                                      299,588
       3,468         FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                  93,775
       7,663         GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+                                                   23,142
     100,168         GENERAL ELECTRIC COMPANY                                                                    3,292,522
         932         HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                  102,846
       2,260         HARRIS CORPORATION                                                                            103,237
       1,417         IMATION CORPORATION                                                                            62,135
       2,282         INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                     33,888
      57,830         INTEL CORPORATION                                                                           1,191,298
       1,151         INTERNATIONAL RECTIFIER CORPORATION+<<                                                         42,702
       2,521         INTERSIL CORPORATION CLASS A                                                                   71,445
       2,808         JABIL CIRCUIT INCORPORATED+                                                                   106,283
      23,488         JDS UNIPHASE CORPORATION+                                                                      71,404
       1,955         KLA-TENCOR CORPORATION                                                                        102,110
       7,631         KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES                                          248,160
       1,459         L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                      121,257
       2,604         LATTICE SEMICONDUCTOR CORPORATION+                                                             11,848
       2,538         LINEAR TECHNOLOGY CORPORATION                                                                  93,551
       5,937         LSI LOGIC CORPORATION+                                                                         57,886
      46,626         LUCENT TECHNOLOGIES INCORPORATED+<<                                                           130,553

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
      20,055         MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                       $    423,361
       3,078         MAXIM INTEGRATED PRODUCTS INCORPORATED                                                        120,319
       1,768         MAYTAG CORPORATION                                                                             30,410
       6,051         MCDATA CORPORATION CLASS A+                                                                    26,745
       2,151         MICROCHIP TECHNOLOGY INCORPORATED                                                              75,715
       5,829         MICRON TECHNOLOGY INCORPORATED+                                                                90,408
      21,269         MINEBEA COMPANY LIMITED ADR                                                                   258,918
       2,026         MOLEX INCORPORATED                                                                             64,488
      24,927         MOTOROLA INCORPORATED                                                                         533,438
       4,493         NATIONAL SEMICONDUCTOR CORPORATION                                                            126,029
       4,346         NETWORK APPLIANCE INCORPORATED+                                                               144,113
      10,242         NIDEC CORPORATION ADR                                                                         203,304
      16,388         NOKIA OYJ ADR                                                                                 304,489
       2,005         NOVELLUS SYSTEMS INCORPORATED+<<                                                               53,594
       2,863         NVIDIA CORPORATION+                                                                           134,933
       8,211         OMRON CORPORATION                                                                             229,688
       1,700         QLOGIC CORPORATION+                                                                            69,938
      15,942         QUALCOMM INCORPORATED<<                                                                       752,622
       5,036         RF MICRO DEVICES INCORPORATED+<<                                                               33,892
       2,421         ROCKWELL COLLINS INCORPORATED                                                                 128,676
       8,760         SANMINA-SCI CORPORATION+                                                                       33,814
       9,498         SANYO ELECTRIC COMPANY LIMITED<<                                                              117,965
       1,236         SILICON LABORATORIES INCORPORATED+                                                             59,303
      17,016         SIRIUS SATELLITE RADIO INCORPORATED+<<                                                         86,952
       7,381         SONY CORPORATION ADR<<                                                                        346,021
       6,023         SPATIALIGHT INCORPORATED+<<                                                                    18,250
       2,064         TDK CORPORATION ADR                                                                           142,932
       7,174         TELLABS INCORPORATED+                                                                         105,386
      16,196         TEXAS INSTRUMENTS INCORPORATED                                                                483,451
       1,739         THOMAS & BETTS CORPORATION+                                                                    85,559
       2,936         UNIVERSAL DISPLAY CORPORATION+<<                                                               41,691
      15,288         VALENCE TECHNOLOGY INCORPORATED+<<                                                             35,162
       1,180         VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                        55,649
       2,761         VISHAY INTERTECHNOLOGY INCORPORATED+                                                           40,090
         647         WHIRLPOOL CORPORATION                                                                          58,094
       3,399         XILINX INCORPORATED                                                                            92,725

                                                                                                                14,900,645
                                                                                                              ------------

ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES - 0.44%
       4,770         CELGENE CORPORATION+<<                                                                        181,260
         999         CEPHALON INCORPORATED+<<                                                                       79,401
       3,617         DECODE GENETICS INCORPORATED+                                                                  34,072
       1,393         FLUOR CORPORATION                                                                             120,216
       3,372         MOODY'S CORPORATION<<                                                                         225,924
       3,325         PAYCHEX INCORPORATED                                                                          133,166
       1,262         PER-SE TECHNOLOGIES INCORPORATED+<<                                                            31,878
       2,062         QUEST DIAGNOSTICS INCORPORATED                                                                109,018
       6,058         SERVICEMASTER COMPANY                                                                          75,846
       2,500         TELIK INCORPORATED+<<                                                                          55,300

                                                                                                                 1,046,081
                                                                                                              ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
& TRANSPORTATION EQUIPMENT - 0.27%
       2,618         BALL CORPORATION                                                                              111,527
       2,240         CRANE COMPANY                                                                                  86,218

SHARES               SECURITY NAME                                                                                 VALUE
       1,603         DYNAMIC MATERIALS CORPORATION<<                                                          $     52,418
       1,805         FORTUNE BRANDS INCORPORATED                                                                   139,978
       2,372         ILLINOIS TOOL WORKS INCORPORATED                                                              203,612
       1,441         SUN HYDRAULICS CORPORATION                                                                     32,768

                                                                                                                   626,521
                                                                                                              ------------

FINANCIAL SERVICES - 0.04%
       4,503         JANUS CAPITAL GROUP INCORPORATED<<                                                             98,751
                                                                                                              ------------

FOOD & KINDRED PRODUCTS - 2.60%
       6,354         ANHEUSER-BUSCH COMPANIES INCORPORATED<<                                                       263,945
       7,433         ARCHER-DANIELS-MIDLAND COMPANY                                                                235,775
       7,431         CADBURY SCHWEPPES PLC ADR<<                                                                   304,076
       2,171         CAMPBELL SOUP COMPANY                                                                          67,583
       2,983         COCA-COLA ENTERPRISES INCORPORATED                                                             58,616
      42,986         COMPASS GROUP PLC ADR                                                                         163,545
       4,617         CONAGRA FOODS INCORPORATED                                                                     97,095
       3,334         DEL MONTE FOODS COMPANY                                                                        36,274
       6,604         DIAGEO PLC ADR<<                                                                              407,467
       3,247         FLOWERS FOODS INCORPORATED                                                                     89,292
       2,276         GENERAL MILLS INCORPORATED                                                                    112,093
      17,611         GROUPE DANONE ADR<<                                                                           423,897
         777         HANSEN NATURAL CORPORATION+<<                                                                  72,525
       2,103         HERSHEY FOODS CORPORATION                                                                     107,568
       2,055         HJ HEINZ COMPANY                                                                               77,823
       1,794         HORMEL FOODS CORPORATION                                                                       61,767
       1,888         JM SMUCKER COMPANY<<                                                                           74,614
       1,931         KELLOGG COMPANY                                                                                85,563
      25,545         KIRIN BREWERY COMPANY LIMITED ADR                                                             335,406
         647         KRAFT FOODS INCORPORATED CLASS A<<                                                             19,468
       1,886         MCCORMICK & COMPANY INCORPORATED                                                               61,917
         516         MOLSON COORS BREWING COMPANY                                                                   32,379
      11,208         NESTLE SA ADR                                                                                 824,055
       2,497         PEPSI BOTTLING GROUP INCORPORATED                                                              73,312
       2,752         PEPSIAMERICAS INCORPORATED                                                                     65,828
      15,025         PEPSICO INCORPORATED                                                                          888,128
       7,962         SARA LEE CORPORATION                                                                          140,689
       1,663         SMITHFIELD FOODS INCORPORATED+                                                                 43,953
      18,137         THE COCA-COLA COMPANY                                                                         761,210
         373         TREEHOUSE FOODS INCORPORATED+                                                                   8,411
       3,100         TYSON FOODS INCORPORATED CLASS A                                                               41,943
       1,274         WM. WRIGLEY JR. COMPANY                                                                        80,950

                                                                                                                 6,117,167
                                                                                                              ------------

FOOD STORES - 0.53%
       3,475         ALBERTSON'S INCORPORATED<<                                                                     88,404
      17,784         KONINKLIJKE AHOLD NV ADR+                                                                     145,296
       6,029         KROGER COMPANY+                                                                               120,821
       3,954         SAFEWAY INCORPORATED                                                                           96,122
       9,085         STARBUCKS CORPORATION+                                                                        329,967
      20,165         TESCO PLC ADR                                                                                 358,084
       1,782         WHOLE FOODS MARKET INCORPORATED                                                               113,834

                                                                                                                 1,252,528
                                                                                                              ------------

FORESTRY - 0.05%
       1,727         WEYERHAEUSER COMPANY                                                                          117,937
                                                                                                              ------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
FURNITURE & FIXTURES - 0.25%
       1,076         ETHAN ALLEN INTERIORS INCORPORATED<<                                                     $     43,804
       1,915         HERMAN MILLER INCORPORATED                                                                     57,814
         530         HILLENBRAND INDUSTRIES INCORPORATED                                                            26,945
       1,379         HNI CORPORATION                                                                                80,382
       2,328         HOOKER FURNITURE CORPORATION                                                                   35,781
       2,989         LEGGETT & PLATT INCORPORATED                                                                   70,182
       5,515         MASCO CORPORATION                                                                             172,013
       3,645         NEWELL RUBBERMAID INCORPORATED                                                                 90,651

                                                                                                                   577,572
                                                                                                              ------------

GENERAL MERCHANDISE STORES - 0.99%
       2,694         BIG LOTS INCORPORATED+                                                                         34,241
       1,486         BJ'S WHOLESALE CLUB INCORPORATED+<<                                                            47,047
       3,684         DOLLAR GENERAL CORPORATION                                                                     64,175
       1,880         FAMILY DOLLAR STORES INCORPORATED                                                              48,354
       2,661         FEDERATED DEPARTMENT STORES INCORPORATED                                                      189,037
       2,778         JC PENNEY COMPANY INCORPORATED                                                                162,902
       3,174         SAKS INCORPORATED+<<                                                                           59,988
       1,042         SEARS HOLDINGS CORPORATION+                                                                   125,509
       8,782         TARGET CORPORATION                                                                            477,741
       5,012         TJX COMPANIES INCORPORATED                                                                    122,744
      21,869         WAL-MART STORES INCORPORATED                                                                  991,978

                                                                                                                 2,323,716
                                                                                                              ------------

HEALTH SERVICES - 0.39%
       5,401         CAREMARK RX INCORPORATED+                                                                     268,700
       4,393         HCA INCORPORATED                                                                              210,425
       3,281         HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                             69,852
       1,709         LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                    99,310
       1,236         LIFEPOINT HOSPITALS INCORPORATED+                                                              38,390
       5,900         TENET HEALTHCARE CORPORATION+                                                                  46,551
       1,572         TRIAD HOSPITALS INCORPORATED+                                                                  67,690
         789         UNIVERSAL HEALTH SERVICES CLASS B                                                              39,631
       2,508         VALEANT PHARMACEUTICALS INTERNATIONAL                                                          44,693
       1,315         WATSON PHARMACEUTICALS INCORPORATED+                                                           39,424

                                                                                                                   924,666
                                                                                                              ------------

HOLDING & OTHER INVESTMENT OFFICES - 1.77%
       1,541         ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                135,639
         929         APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                              41,164
       2,605         ARCHSTONE-SMITH TRUST                                                                         123,477
       2,205         ARDEN REALTY INCORPORATED                                                                     100,019
         968         AVALONBAY COMMUNITIES INCORPORATED                                                             99,704
       4,505         BEDFORD PROPERTY INVESTORS                                                                    120,824
         863         BOSTON PROPERTIES INCORPORATED                                                                 73,070
       2,836         CARRAMERICA REALTY CORPORATION                                                                117,581
       2,364         CBL & ASSOCIATES PROPERTIES INCORPORATED                                                      100,706
       6,288         CEDAR SHOPPING CENTERS INCORPORATED                                                            95,640
       1,886         CENTERPOINT PROPERTIES                                                                         94,017
       4,104         CRESCENT REAL ESTATE EQUITIES COMPANY                                                          86,389
       4,573         DISCOVERY HOLDING COMPANY CLASS A+<<                                                           66,766

SHARES               SECURITY NAME                                                                                 VALUE
       1,593         DUKE REALTY CORPORATION                                                                  $     55,914
       3,142         ENTERTAINMENT PROPERTIES TRUST                                                                129,922
       2,653         EQUITY OFFICE PROPERTIES TRUST                                                                 83,437
       2,345         EQUITY RESIDENTIAL                                                                            106,182
       3,016         GENERAL GROWTH PROPERTIES INCORPORATED                                                        151,976
       3,304         HIGHWOODS PROPERTIES INCORPORATED                                                             106,884
       4,211         HOST MARRIOTT CORPORATION<<                                                                    81,820
       1,026         ISTAR FINANCIAL INCORPORATED                                                                   39,091
       2,277         KILROY REALTY CORPORATION                                                                     170,365
       2,354         KIMCO REALTY CORPORATION                                                                       84,579
       2,746         LASALLE HOTEL PROPERTIES                                                                      109,703
         996         MACK-CALI REALTY CORPORATION                                                                   44,720
      41,664         MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED ADR                                               620,794
       8,689         ONE LIBERTY PROPERTIES INCORPORATED                                                           176,039
       1,191         PAN PACIFIC RETAIL PROPERTY                                                                    82,429
       3,069         PLUM CREEK TIMBER COMPANY                                                                     114,013
       2,303         PROLOGIS                                                                                      120,954
         645         PUBLIC STORAGE INCORPORATED<<                                                                  50,323
       1,643         SIMON PROPERTY GROUP INCORPORATED                                                             136,320
       3,627         SOVRAN SELF STORAGE INCORPORATED<<                                                            188,604
       4,933         TANGER FACTORY OUTLET CENTERS INCORPORATED                                                    159,336
       1,097         VORNADO REALTY TRUST<<                                                                         97,622

                                                                                                                 4,166,023
                                                                                                              ------------

HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES - 0.22%
       3,561         BED BATH & BEYOND INCORPORATED+                                                               128,338
       4,457         BEST BUY COMPANY INCORPORATED<<                                                               240,054
       3,709         CIRCUIT CITY STORES INCORPORATED                                                               89,127
       2,454         PIER 1 IMPORTS INCORPORATED                                                                    25,841
       1,645         RADIO SHACK CORPORATION                                                                        32,160

                                                                                                                   515,520
                                                                                                              ------------

HOTELS, ROOMING HOUSES, CAMPS &
OTHER LODGE PLACES - 0.27%
       1,812         GAYLORD ENTERTAINMENT COMPANY+<<                                                               80,906
       4,340         HILTON HOTELS CORPORATION                                                                     105,028
       3,090         LODGIAN INCORPORATED+                                                                          38,749
       1,926         MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                   131,738
       2,046         MGM MIRAGE+                                                                                    75,641
       1,545         RIVIERA HOLDINGS CORPORATED+                                                                   24,797
       2,745         STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                              174,307

                                                                                                                   631,166
                                                                                                              ------------

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT - 3.94%
       6,602         3M COMPANY                                                                                    485,841
       2,413         AMERICAN STANDARD COMPANIES INCORPORATED                                                       95,507
       8,565         APPLE COMPUTER INCORPORATED+                                                                  587,045
      15,930         APPLIED MATERIALS INCORPORATED                                                                292,156
       2,766         AXCELIS TECHNOLOGIES INCORPORATED+                                                             19,113
       2,816         BAKER HUGHES INCORPORATED                                                                     191,403
       1,071         BLACK & DECKER CORPORATION                                                                     91,656

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
       4,970         BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                             $     26,192
       7,254         CATERPILLAR INCORPORATED                                                                      530,122
       1,091         CDW CORPORATION<<                                                                              62,034
       3,132         CIRRUS LOGIC INCORPORATED+                                                                     23,772
       1,388         COOPER CAMERON CORPORATION+<<                                                                  56,214
       2,531         DEERE & COMPANY                                                                               193,039
      23,668         DELL INCORPORATED+                                                                            686,372
         598         DIEBOLD INCORPORATED                                                                           23,920
       2,185         DOVER CORPORATION                                                                             104,749
       1,553         EATON CORPORATION                                                                             108,197
      24,977         EMC CORPORATION+                                                                              350,178
       5,492         ENTEGRIS INCORPORATED+                                                                         57,446
       9,195         GATEWAY INCORPORATED+                                                                          21,700
       2,871         GRANT PRIDECO INCORPORATED+                                                                   116,189
      28,491         HEWLETT-PACKARD COMPANY                                                                       934,790
       2,956         HITACHI LIMITED ADR                                                                           206,477
      14,565         INTERNATIONAL BUSINESS MACHINES CORPORATION                                                 1,168,696
       4,375         KOMATSU LIMITED ADR                                                                           315,023
       1,973         LAM RESEARCH CORPORATION+<<                                                                    85,036
       1,320         LEXMARK INTERNATIONAL INCORPORATED+                                                            62,159
      14,124         MAKITA CORPORATION                                                                            409,370
       5,011         MAXTOR CORPORATION+                                                                            48,106
       2,436         NATIONAL-OILWELL VARCO INCORPORATED+                                                          148,304
      38,238         NEC CORPORATION ADR                                                                           236,311
       1,156         NORDSON CORPORATION                                                                            57,708
       2,818         PALL CORPORATION                                                                               82,906
         757         PALM INCORPORATED+<<                                                                           31,264
       1,437         PAR TECHNOLOGY CORPORATION+                                                                    25,866
       1,598         PARKER HANNIFIN CORPORATION                                                                   124,916
       1,278         PITNEY BOWES INCORPORATED                                                                      54,622
       2,157         SANDISK CORPORATION+                                                                          130,153
       5,760         SIEMENS AG ADR<<                                                                              529,805
       2,900         SMITH INTERNATIONAL INCORPORATED                                                              112,317
      13,390         SOLECTRON CORPORATION+                                                                         48,338
       1,174         SPX CORPORATION                                                                                57,819
       1,934         STANLEY WORKS                                                                                  96,971
       4,675         SYMBOL TECHNOLOGIES INCORPORATED                                                               54,323
       2,218         VARIAN MEDICAL SYSTEMS INCORPORATED+                                                          128,378

                                                                                                                 9,272,503
                                                                                                              ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.19%
       3,916         AON CORPORATION                                                                               155,113
         901         JEFFERSON-PILOT CORPORATION<<                                                                  54,285
       5,349         MARSH & MCLENNAN COMPANIES INCORPORATED                                                       165,337
       3,878         UNUMPROVIDENT CORPORATION<<                                                                    80,236

                                                                                                                   454,971
                                                                                                              ------------

INSURANCE CARRIERS - 3.85%
       4,414         21ST CENTURY INSURANCE GROUP                                                                   71,507
       6,942         AETNA INCORPORATED                                                                            354,042
       5,278         AFLAC INCORPORATED                                                                            244,107
         212         ALLEGHANY CORPORATION+                                                                         61,056
      24,478         ALLIANZ AG ADR                                                                                396,054
       5,802         ALLSTATE CORPORATION                                                                          317,834

SHARES               SECURITY NAME                                                                                 VALUE
         830         AMBAC FINANCIAL GROUP INCORPORATED                                                       $     62,375
       1,733         AMERICAN FINANCIAL GROUP INCORPORATED                                                          71,746
      21,390         AMERICAN INTERNATIONAL GROUP INCORPORATED                                                   1,419,440
         231         AMERICAN NATIONAL INSURANCE COMPANY                                                            26,436
       1,479         AMERUS GROUP COMPANY                                                                           89,110
       9,565         AXA ADR<<                                                                                     338,410
       1,678         CHUBB CORPORATION                                                                             160,669
       1,499         CIGNA CORPORATION                                                                             184,002
       1,704         CINCINNATI FINANCIAL CORPORATION                                                               75,589
       2,912         HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                239,891
       1,902         HEALTH NET INCORPORATED+                                                                       91,201
      10,229         ING GROUP NV ADR<<                                                                            384,508
       1,810         LINCOLN NATIONAL CORPORATION<<                                                                102,754
       1,717         LOEWS CORPORATION                                                                             158,410
         203         MARKEL CORPORATION+                                                                            66,696
       1,502         MBIA INCORPORATED<<                                                                            88,227
         918         MERCURY GENERAL CORPORATION                                                                    51,316
       4,366         METLIFE INCORPORATED                                                                          218,824
         975         MGIC INVESTMENT CORPORATION                                                                    62,156
       3,506         MILLEA HOLDINGS INCORPORATED                                                                  355,789
       2,510         OLD REPUBLIC INTERNATIONAL CORPORATION                                                         53,438
       1,012         PMI GROUP INCORPORATED                                                                         43,820
       3,452         PRINCIPAL FINANCIAL GROUP INCORPORATED                                                        168,181
       2,124         PROGRESSIVE CORPORATION                                                                       228,224
       1,849         PROTECTIVE LIFE CORPORATION                                                                    90,139
       5,954         PRUDENTIAL FINANCIAL INCORPORATED                                                             458,696
       1,080         RADIAN GROUP INCORPORATED                                                                      61,290
       1,612         RLI CORPORATION                                                                                84,985
       1,509         SAFECO CORPORATION                                                                             77,729
       6,213         ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                     267,035
       1,522         THE HANOVER INSURANCE GROUP INCORPORATED                                                       73,741
         844         TORCHMARK CORPORATION                                                                          46,141
         564         TRANSATLANTIC HOLDING INCORPORATED                                                             34,483
         996         TRIAD GUARANTY INCORPORATED+<<                                                                 45,208
      14,167         UNITEDHEALTH GROUP INCORPORATED<<                                                             824,944
       1,751         UNITRIN INCORPORATED                                                                           84,661
       6,760         WELLPOINT INCORPORATED+                                                                       519,100
       9,004         ZURICH FINANCIAL SERVICES AG ADR+                                                             212,804

                                                                                                                 9,066,768
                                                                                                              ------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.02%
       1,955         GEO GROUP INCORPORATED+                                                                        44,183
                                                                                                              ------------

LEATHER & LEATHER PRODUCTS - 0.09%
       5,753         COACH INCORPORATED+                                                                           205,497
                                                                                                              ------------

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
& OPTICAL GOODS - 2.19%
       1,784         ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                        79,352
       7,239         ADVANTEST CORPORATION ADR                                                                     205,588
       1,473         AFFYMETRIX INCORPORATED+<<                                                                     52,306
       5,164         AGILENT TECHNOLOGIES INCORPORATED+                                                            185,904
       1,441         ALLERGAN INCORPORATED                                                                         156,003

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
       2,984         APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                             $     84,358
       1,009         BAUSCH & LOMB INCORPORATED                                                                     69,833
       6,103         BAXTER INTERNATIONAL INCORPORATED                                                             230,999
         836         BECKMAN COULTER INCORPORATED                                                                   45,102
       2,724         BECTON DICKINSON & COMPANY                                                                    173,927
       2,863         BIOMET INCORPORATED                                                                           104,213
       7,189         BOSTON SCIENTIFIC CORPORATION+<<                                                              175,555
       1,454         C.R. BARD INCORPORATED                                                                         95,223
       1,374         DENTSPLY INTERNATIONAL INCORPORATED                                                            78,304
       3,589         EASTMAN KODAK COMPANY<<                                                                       100,671
       1,601         FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                               109,124
      10,067         FUJI PHOTO FILM COMPANY LIMITED ADR                                                           322,144
       3,405         GUIDANT CORPORATION                                                                           261,368
      11,503         MEDTRONIC INCORPORATED                                                                        620,587
       1,142         MILLIPORE CORPORATION+                                                                         79,175
       7,321         OLYMPUS CORPORATION ADR<<                                                                     213,009
       3,485         PERKINELMER INCORPORATED                                                                       82,908
       3,994         RAYTHEON COMPANY                                                                              173,340
       2,026         RICOH COMPANY LIMITED ADR                                                                     186,493
       2,410         ROCKWELL AUTOMATION INCORPORATED                                                              164,290
       1,288         SOMANETICS CORPORATION+<<                                                                      32,612
       4,129         ST. JUDE MEDICAL INCORPORATED+                                                                188,282
       2,542         STERIS CORPORATION                                                                             62,965
       1,572         SYBRON DENTAL SPECIALTIES INCORPORATED+<<                                                      60,145
       2,160         TEKTRONIX INCORPORATED                                                                         66,528
       3,028         TERADYNE INCORPORATED+                                                                         50,840
       2,774         THERMO ELECTRON CORPORATION+                                                                   96,036
       7,181         THERMOGENESIS CORPORATION+<<                                                                   28,652
       1,164         VARIAN INCORPORATED+                                                                           46,444
       1,728         VITAL IMAGES INCORPORATED+                                                                     57,370
       1,694         WATERS CORPORATION+                                                                            72,385
      10,296         XEROX CORPORATION+<<                                                                          153,410
       2,740         ZIMMER HOLDINGS INCORPORATED+                                                                 189,553

                                                                                                                 5,154,998
                                                                                                              ------------

MEDICAL MANAGEMENT SERVICES - 0.06%
       2,223         COVENTRY HEALTH CARE INCORPORATED+                                                            132,535
                                                                                                              ------------

METAL MINING - 0.42%
       5,140         NEWMONT MINING CORPORATION                                                                    272,009
       1,278         PHELPS DODGE CORPORATION                                                                      176,364
       2,876         RIO TINTO PLC ADR                                                                             542,528

                                                                                                                   990,901
                                                                                                              ------------

MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS - 0.06%
       1,847         VULCAN MATERIALS COMPANY                                                                      145,913
                                                                                                              ------------

MISCELLANEOUS MANUFACTURING
INDUSTRIES - 0.83%
       1,299         ACCO BRANDS CORPORATION+                                                                       30,890
       3,777         CALLAWAY GOLF COMPANY                                                                          62,283
       1,800         CHARLES & COLVARD LIMITED+<<                                                                   25,236
       4,067         HASBRO INCORPORATED                                                                            82,519
      27,675         JOHNSON & JOHNSON                                                                           1,595,464

SHARES               SECURITY NAME                                                                                VALUE
       5,421         MATTEL INCORPORATED                                                                      $     91,344
       1,656         TIFFANY & COMPANY                                                                              61,487

                                                                                                                 1,949,223
                                                                                                              ------------

MISCELLANEOUS RETAIL - 0.83%
       3,431         AMAZON.COM INCORPORATED+<<                                                                    128,628
       1,653         BARNES & NOBLE INCORPORATED                                                                    71,195
       1,722         BORDERS GROUP INCORPORATED                                                                     41,552
       4,789         COSTCO WHOLESALE CORPORATION                                                                  245,580
       8,076         CVS CORPORATION                                                                               228,793
       1,802         DILLARDS INCORPORATED CLASS A                                                                  44,455
       1,524         DOLLAR TREE STORES INCORPORATED+                                                               41,788
       1,883         EXPRESS SCRIPTS INCORPORATED+                                                                 164,329
       2,196         MICHAELS STORES INCORPORATED                                                                   70,492
       4,215         OFFICE DEPOT INCORPORATED+                                                                    150,391
       2,441         PETSMART INCORPORATED                                                                          63,368
      10,653         RITE AID CORPORATION+<<                                                                        39,310
       8,509         STAPLES INCORPORATED                                                                          208,811
      10,118         WALGREEN COMPANY                                                                              453,894

                                                                                                                 1,952,586
                                                                                                              ------------

MISCELLANEOUS SERVICES - 0.12%
      10,124         ADECCO SA ADR                                                                                 139,306
       1,130         D&B CORPORATION+                                                                               82,196
       1,767         TOREADOR RESOURCES CORPORATION+<<                                                              52,957

                                                                                                                   274,459
                                                                                                              ------------

MOTION PICTURES - 0.83%
      31,723         LIBERTY MEDIA CORPORATION CLASS A+                                                            261,397
       2,108         MACROVISION CORPORATION+                                                                       42,603
      21,156         NEWS CORPORATION CLASS A                                                                      344,420
      46,178         TIME WARNER INCORPORATED                                                                      799,341
      18,166         WALT DISNEY COMPANY                                                                           508,466

                                                                                                                 1,956,227
                                                                                                              ------------

MOTOR FREIGHT TRANSPORTATION
& WAREHOUSING - 0.26%
       1,686         CNF INCORPORATED                                                                               84,604
       6,361         UNITED PARCEL SERVICE INCORPORATED CLASS B                                                    475,230
       1,779         USA TRUCK INCORPORATED+                                                                        52,356

                                                                                                                   612,190
                                                                                                              ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.28%
      10,743         AMERICAN EXPRESS COMPANY                                                                      578,833
       3,066         CAPITAL ONE FINANCIAL CORPORATION                                                             268,582
       2,720         CIT GROUP INCORPORATED                                                                        146,254
       6,743         COUNTRYWIDE FINANCIAL CORPORATION                                                             232,499
       9,301         FANNIE MAE                                                                                    508,579
       2,039         FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C                                              60,885
       6,585         FREDDIE MAC                                                                                   443,763
       3,232         ORIX CORPORATION ADR                                                                          428,240
       4,501         SLM CORPORATION                                                                               253,901
         376         STUDENT LOAN CORPORATION                                                                       82,528

                                                                                                                 3,004,064
                                                                                                              ------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
OIL & GAS EXTRACTION - 2.39%
       2,227         ANADARKO PETROLEUM CORPORATION                                                           $    220,829
       3,027         APACHE CORPORATION                                                                            202,567
      17,451         BHP BILLITON LIMITED ADR                                                                      629,807
       3,360         BJ SERVICES COMPANY                                                                           105,202
       4,031         BURLINGTON RESOURCES INCORPORATED                                                             363,516
       2,052         CABOT OIL & GAS CORPORATION                                                                    92,874
       4,806         DENBURY RESOURCES INCORPORATED+                                                               136,250
       4,755         DEVON ENERGY CORPORATION                                                                      278,786
       1,018         DIAMOND OFFSHORE DRILLING INCORPORATED                                                         78,783
       3,439         ENCORE ACQUISITION COMPANY+                                                                   105,371
       9,755         ENI SPA ADR<<                                                                                 558,669
       1,827         ENSCO INTERNATIONAL INCORPORATED                                                               81,649
       2,873         EOG RESOURCES INCORPORATED                                                                    193,640
       2,040         EQUITABLE RESOURCES INCORPORATED                                                               74,174
       4,932         HALLIBURTON COMPANY                                                                           335,376
       1,242         KERR-MCGEE CORPORATION                                                                        121,343
       1,830         NOBLE ENERGY INCORPORATED                                                                      76,933
       3,769         OCCIDENTAL PETROLEUM CORPORATION                                                              345,014
       3,658         PATTERSON-UTI ENERGY INCORPORATED<<                                                           100,778
       1,925         PIONEER NATURAL RESOURCES COMPANY                                                              81,023
       1,126         POGO PRODUCING COMPANY                                                                         56,142
      12,622         REPSOL YPF SA ADR<<                                                                           353,542
       1,899         ROWAN COMPANIES INCORPORATED<<                                                                 76,435
       1,151         STONE ENERGY CORPORATION+                                                                      47,651
       5,166         TOTAL SA ADR                                                                                  651,588
       4,542         TRI-VALLEY CORPORATION+<<                                                                      37,426
       5,114         XTO ENERGY INCORPORATED                                                                       214,225

                                                                                                                 5,619,593
                                                                                                              ------------

PAPER & ALLIED PRODUCTS - 0.53%
       1,144         BEMIS COMPANY INCORPORATED                                                                     34,297
       1,628         BOWATER INCORPORATED                                                                           42,361
       1,244         GREIF INCORPORATED CLASS A                                                                     72,040
       4,155         INTERNATIONAL PAPER COMPANY                                                                   136,159
       4,174         KIMBERLY-CLARK CORPORATION                                                                    247,017
       2,471         MEADWESTVACO CORPORATION                                                                       68,743
         145         NEENAH PAPER INCORPORATED                                                                       4,439
         941         OFFICEMAX INCORPORATED                                                                         27,600
       2,752         PACTIV CORPORATION+                                                                            63,103
       1,522         SONOCO PRODUCTS COMPANY                                                                        49,800
      13,582         STORA ENSO OYJ ADR<<                                                                          192,864
       1,706         TEMPLE-INLAND INCORPORATED                                                                     72,795
      10,587         UPM-KYMMENE OYJ ADR<<                                                                         224,762

                                                                                                                 1,235,980
                                                                                                              ------------

PERSONAL SERVICES - 0.12%
       1,980         CINTAS CORPORATION                                                                             81,358
       1,345         G & K SERVICES INCORPORATED CLASS A                                                            52,589
       3,812         H & R BLOCK INCORPORATED                                                                       85,008
       1,468         REGIS CORPORATION                                                                              56,195

                                                                                                                   275,150
                                                                                                              ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.62%
       1,002         AMERADA HESS CORPORATION<<                                                                    138,587
      14,239         BP PLC ADR                                                                                    945,754
      21,179         CHEVRONTEXACO CORPORATION                                                                   1,196,190

SHARES               SECURITY NAME                                                                                 VALUE
      13,664         CONOCOPHILLIPS<<                                                                         $    832,957
      59,655         EXXON MOBIL CORPORATION                                                                     3,541,717
       1,792         FRONTIER OIL CORPORATION                                                                       82,880
       3,810         MARATHON OIL CORPORATION                                                                      268,986
       2,300         MURPHY OIL CORPORATION                                                                        107,801
       7,948         ROYAL DUTCH SHELL PLC ADR CLASS A<<                                                           480,695
       5,399         ROYAL DUTCH SHELL PLC ADR CLASS B<<                                                           340,299
       2,133         SUNOCO INCORPORATED                                                                           158,055
       1,228         TESORO PETROLEUM CORPORATION                                                                   74,184
       6,362         VALERO ENERGY CORPORATION                                                                     342,212

                                                                                                                 8,510,317
                                                                                                              ------------

PRIMARY METAL INDUSTRIES - 0.72%
      10,131         ALCOA INCORPORATED                                                                            297,041
       2,633         ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                         132,993
       1,761         COMMSCOPE INCORPORATED+                                                                        42,246
       2,394         ENGELHARD CORPORATION                                                                          95,161
         950         HUBBELL INCORPORATED CLASS B                                                                   44,147
       7,247         JOHNSON MATTHEY PLC ADR<<                                                                     362,972
       7,041         KUBOTA CORPORATION ADR                                                                        345,502
       2,797         NUCOR CORPORATION                                                                             240,682
       2,299         PRECISION CASTPARTS CORPORATION                                                               121,939

                                                                                                                 1,682,683
                                                                                                              ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.98%
       2,552         AMERICAN GREETINGS CORPORATION CLASS A                                                         53,541
       2,592         BELO CORPORATION CLASS A                                                                       55,054
       7,423         CBS CORPORATION CLASS B                                                                       181,567
       1,289         DOW JONES & COMPANY INCORPORATED<<                                                             52,398
         812         E.W. SCRIPPS COMPANY CLASS A                                                                   39,041
       1,465         GANNETT COMPANY INCORPORATED                                                                   91,064
       2,004         HARTE HANKS INCORPORATED                                                                       56,132
       5,819         HOLLINGER INTERNATIONAL INCORPORATED                                                           54,117
         606         KNIGHT-RIDDER INCORPORATED                                                                     36,372
       3,894         MCGRAW-HILL COMPANIES INCORPORATED                                                            206,732
         966         MEREDITH CORPORATION                                                                           53,217
       1,399         NEW YORK TIMES COMPANY CLASS A                                                                 39,480
       9,879         PEARSON PLC ADR                                                                               122,994
       4,550         READER'S DIGEST ASSOCIATION INCORPORATED                                                       69,114
      10,822         REED ELSEVIER NV ADR                                                                          292,627
       1,843         REYNOLDS & REYNOLDS COMPANY CLASS A                                                            51,051
       3,175         RR DONNELLEY & SONS COMPANY                                                                   106,870
       5,120         TOPPAN PRINTING COMPANY LIMITED ADR                                                           328,882
       1,489         TRIBUNE COMPANY                                                                                45,563
       1,363         VALASSIS COMMUNICATIONS INCORPORATED+<<                                                        37,551
       7,423         VIACOM INCORPORATED CLASS B+                                                                  296,623
          39         WASHINGTON POST COMPANY CLASS B                                                                29,338

                                                                                                                 2,299,328
                                                                                                              ------------

RAILROAD TRANSPORTATION - 0.39%
       3,917         BURLINGTON NORTHERN SANTA FE CORPORATION                                                      308,033
       1,976         CSX CORPORATION                                                                               109,431
       3,750         KANSAS CITY SOUTHERN+<<                                                                        86,887
       4,517         NORFOLK SOUTHERN CORPORATION                                                                  231,180
       2,051         UNION PACIFIC CORPORATION                                                                     181,616

                                                                                                                   917,147
                                                                                                              ------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
REAL ESTATE - 0.06%
       3,018         FOREST CITY ENTERPRISES INCORPORATED CLASS A                                             $    122,259
         572         PHH CORPORATION+                                                                               16,354

                                                                                                                   138,613
                                                                                                              ------------

RUBBER & MISCELLANEOUS PLASTICS
PRODUCTS - 0.12%
       3,965         BRIDGESTONE CORPORATION                                                                       156,101
       1,347         SEALED AIR CORPORATION                                                                         76,617
       3,739         THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                          53,580

                                                                                                                   286,298
                                                                                                              ------------

SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES - 2.06%
       1,404         AG EDWARDS INCORPORATED                                                                        62,759
       3,116         AMERIPRISE FINANCIAL INCORPORATED                                                             141,716
       9,696         AMVESCAP PLC ADR                                                                              184,806
       1,240         BEAR STEARNS COMPANIES INCORPORATED                                                           166,706
      13,349         CHARLES SCHWAB CORPORATION                                                                    216,387
       8,583         CREDIT SUISSE GROUP ADR<<                                                                     474,640
       2,322         FRANKLIN RESOURCES INCORPORATED                                                               238,423
       2,507         GAMCO INVESTORS INCORPORATED CLASS A                                                          112,790
       3,903         GOLDMAN SACHS GROUP INCORPORATED                                                              551,455
       1,585         LEGG MASON INCORPORATED                                                                       206,985
       2,944         LEHMAN BROTHERS HOLDINGS INCORPORATED                                                         429,677
       9,535         MERRILL LYNCH & COMPANY INCORPORATED                                                          736,197
      11,176         MORGAN STANLEY                                                                                666,760
      21,073         NOMURA HOLDINGS INCORPORATED ADR<<                                                            406,498
       1,417         PIPER JAFFRAY COMPANIES INCORPORATED+                                                          70,396
       2,263         T. ROWE PRICE GROUP INCORPORATED                                                              173,753

                                                                                                                 4,839,948
                                                                                                              ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.63%
         801         CABOT MICROELECTRONICS CORPORATION+<<                                                          27,330
      16,139         CORNING INCORPORATED+                                                                         393,953
       2,622         EAGLE MATERIALS INCORPORATED<<                                                                141,929
       4,112         GENTEX CORPORATION                                                                             68,506
       6,240         HANSON PLC ADR                                                                                380,266
      15,251         LAFARGE SA ADR<<                                                                              400,491
       3,774         OWENS-ILLINOIS INCORPORATED+                                                                   70,725

                                                                                                                 1,483,200
                                                                                                              ------------

TEXTILE MILL PRODUCTS - 0.02%
         651         MOHAWK INDUSTRIES INCORPORATED+                                                                56,318
                                                                                                              ------------

TOBACCO PRODUCTS - 0.84%
      19,515         ALTRIA GROUP INCORPORATED                                                                   1,403,128
       8,037         BRITISH AMERICAN TOBACCO PLC ADR<<                                                            384,812
         993         REYNOLDS AMERICAN INCORPORATED<<                                                              105,407
       1,901         UST INCORPORATED<<                                                                             73,911

                                                                                                                 1,967,258
                                                                                                              ------------

TRANSPORTATION BY AIR - 0.55%
       3,119         AMR CORPORATION+<<                                                                             78,287
      31,122         BAA PLC ADR<<                                                                                 436,019
       1,890         CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                                   44,037

SHARES               SECURITY NAME                                                                                VALUE
       3,580         FEDEX CORPORATION                                                                        $    383,919
      15,963         JAPAN AIRLINES SYSTEM ADR+<<                                                                  214,310
       8,756         SOUTHWEST AIRLINES COMPANY                                                                    146,838

                                                                                                                 1,303,410
                                                                                                              ------------

TRANSPORTATION EQUIPMENT - 2.41%
       1,930         AUTOLIV INCORPORATED                                                                          103,352
       9,056         BAE SYSTEMS PLC ADR                                                                           266,437
       8,268         BOEING COMPANY                                                                                601,001
       1,861         BRUNSWICK CORPORATION                                                                          73,007
       5,779         DAIMLERCHRYSLER AG ADR<<                                                                      320,561
       3,152         DANA CORPORATION<<                                                                              5,548
      24,533         FIAT SPA ADR<<                                                                                266,183
      18,250         FORD MOTOR COMPANY<<                                                                          145,452
       1,660         GENERAL DYNAMICS CORPORATION                                                                  204,628
       5,306         GENERAL MOTORS CORPORATION<<                                                                  107,765
       2,045         GENUINE PARTS COMPANY                                                                          91,043
       1,951         GOODRICH CORPORATION                                                                           81,630
       1,416         GREENBRIER COMPANIES INCORPORATED                                                              53,496
         925         GROUP 1 AUTOMOTIVE INCORPORATED                                                                35,409
       3,297         HARLEY-DAVIDSON INCORPORATED                                                                  173,125
       1,896         HARSCO CORPORATION                                                                            151,263
       6,161         HAYES LIMMERZ INTERNATIONAL+                                                                   19,284
       2,406         HEICO CORPORATION                                                                              70,785
       9,882         HONDA MOTOR COMPANY LIMITED ADR                                                               290,333
       8,701         HONEYWELL INTERNATIONAL INCORPORATED                                                          356,306
       2,081         ITT INDUSTRIES INCORPORATED                                                                   109,253
       2,053         JOHNSON CONTROLS INCORPORATED                                                                 146,317
       1,488         LEAR CORPORATION<<                                                                             31,040
       2,983         LOCKHEED MARTIN CORPORATION                                                                   217,371
       1,374         NAVISTAR INTERNATIONAL CORPORATION+                                                            40,327
       2,808         NORTHROP GRUMMAN CORPORATION                                                                  179,993
       2,226         PACCAR INCORPORATED                                                                           155,531
       3,130         STANDARD MOTOR PRODUCTS INCORPORATED                                                           33,209
       1,466         TEXTRON INCORPORATED                                                                          129,169
       5,813         TOYOTA MOTOR CORPORATION ADR                                                                  621,235
      10,076         UNITED TECHNOLOGIES CORPORATION                                                               589,446

                                                                                                                 5,669,499
                                                                                                              ------------

TRANSPORTATION SERVICES - 0.07%
       3,058         EXPEDIA INCORPORATED+<<                                                                        58,010
       1,766         GATX CORPORATION                                                                               70,110
       1,665         SABRE HOLDINGS CORPORATION                                                                     40,177

                                                                                                                   168,297
                                                                                                              ------------

WATER TRANSPORTATION - 0.08%
       2,142         ALEXANDER & BALDWIN INCORPORATED                                                              104,379
       3,309         GULFMARK OFFSHORE INCORPORATED+                                                                90,733

                                                                                                                   195,112
                                                                                                              ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.81%
       2,320         AMERISOURCEBERGEN CORPORATION                                                                 106,697
       4,406         CARDINAL HEALTH INCORPORATED                                                                  319,875
       1,866         DEAN FOODS COMPANY+                                                                            69,919
       3,252         MCKESSON CORPORATION                                                                          176,031
       3,454         MEDCO HEALTH SOLUTIONS INCORPORATED+                                                          192,457
       2,197         NIKE INCORPORATED CLASS B                                                                     190,656
       3,351         SMURFIT-STONE CONTAINER CORPORATION+                                                           43,965

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
       1,833         SUPERVALU INCORPORATED                                                                   $     57,923
       6,362         SYSCO CORPORATION                                                                             191,432
       4,213         UNILEVER NV NY SHARES                                                                         293,183
       6,366         UNILEVER PLC ADR<<                                                                            264,507

                                                                                                                 1,906,645
                                                                                                              ------------

WHOLESALE TRADE-DURABLE GOODS - 0.83%
       1,742         ARROW ELECTRONICS INCORPORATED+                                                                60,604
       2,396         AVNET INCORPORATED+                                                                            60,211
       2,155         KYOCERA CORPORATION ADR                                                                       191,127
       2,334         MERGE TECHNOLOGIES INCORPORATED+                                                               45,116
       9,171         MITSUBISHI CORPORATION ADR                                                                    430,738
       1,412         MITSUI & COMPANY LIMITED ADR                                                                  381,240
       8,185         NISSAN MOTOR COMPANY LIMITED ADR<<                                                            188,337
       1,862         OMNICARE INCORPORATED                                                                         113,303
      30,385         SUMITOMO MITSUI FINANCIAL                                                                     335,791
       1,090         TECH DATA CORPORATION+                                                                         45,268
       4,773         VISTEON CORPORATION                                                                            22,242
       1,178         W.W. GRAINGER INCORPORATED                                                                     87,219

                                                                                                                 1,961,196
                                                                                                              ------------

TOTAL COMMON STOCKS
(COST $149,320,641)                                                                                            182,355,000
                                                                                                              ------------

                                                                                  INTEREST
                                                                                  RATE         MATURITY
PRINCIPAL            SECURITY NAME                                                    %        DATE
US TREASURY SECURITIES - 22.15%

US TREASURY BILLS - 0.53%
$    789,000         US TREASURY BILL<<^                                            4.20       03/02/2006          788,908
     130,000         US TREASURY BILL<<^                                            4.21       03/02/2006          129,985
      51,000         US TREASURY BILL<<^                                            4.21       03/02/2006           50,994
     199,000         US TREASURY BILL<<^                                            4.22       03/02/2006          198,977
      63,000         US TREASURY BILL<<^                                            4.23       03/02/2006           62,993
      13,000         US TREASURY BILL<<^                                            4.26       03/02/2006           12,998

                                                                                                                 1,244,855
                                                                                                              ------------

US TREASURY NOTES - 21.62%
   6,788,000         US TREASURY NOTE<<                                             2.63       03/15/2009        6,399,543
   10,590,000        US TREASURY NOTE<<                                             4.00       06/15/2009       10,379,852
   2,700,000         US TREASURY NOTE<<                                             6.00       08/15/2009        2,815,700
   4,685,000         US TREASURY NOTE<<                                             3.38       09/15/2009        4,491,926
   3,000,000         US TREASURY NOTE<<                                             3.50       11/15/2009        2,883,399
  11,440,000         US TREASURY NOTE<<                                             4.00       03/15/2010       11,169,639
   3,973,000         US TREASURY NOTE<<                                             4.13       08/15/2010        3,893,385
   9,092,000         US TREASURY NOTE<<                                             3.88       09/15/2010        8,813,912

                                                                                                                50,847,356
                                                                                                              ------------

TOTAL US TREASURY SECURITIES
  (COST $53,420,203)                                                                                          $ 52,092,211
                                                                                                              ------------

PRINCIPAL            SECURITY NAME                                                                                VALUE
COLLATERAL FOR SECURITIES LENDING - 35.75%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.01%
      23,305         SCUDDER DAILY ASSETS MONEYMARKET FUND                                                    $     23,305
         145         SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                   145

                                                                                                                    23,450
                                                                                                              ------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL                                                                             %         DATE
COLLATERALINVESTED IN OTHER ASSETS - 35.74%
$     67,499         ABBEY NATIONAL TREASURY SERVICE                                4.69       01/16/2007     $     67,576
   1,001,594         AMERICAN EXPRESS BANK FSB                                      4.54       01/26/2007        1,001,434
      46,814         AMERICAN EXPRESS CREDIT CORPORATION                            4.74       05/16/2006           46,835
     631,440         AMERICAN GENERAL FINANCE                                       4.60       03/15/2007          631,692
     763,367         AMSTEL FUNDING CORPORATION                                     4.39       03/28/2006          760,779
   1,088,689         AQUIFER FUNDING LIMITED                                        4.55       03/06/2006        1,088,014
   1,088,689         AQUIFER FUNDING LIMITED                                        4.55       03/07/2006        1,087,873
     195,833         AQUINAS FUNDING LLC                                            4.56       03/23/2006          195,293
      18,529         AQUINAS FUNDING LLC                                            4.77       05/15/2006           18,348
      54,434         ATLANTIS ONE FUNDING CORPORATION                               4.55       03/09/2006           54,380
     108,869         ATLAS CAPITAL FUNDING LIMITED                                  4.40       03/09/2006          108,760
     266,010         ATLAS CAPITAL FUNDING LIMITED                                  4.62       05/17/2006          263,342
     614,696         ATOMIUM FUNDING CORPORATION                                    4.46       03/17/2006          613,466
     696,761         ATOMIUM FUNDING CORPORATION                                    4.54       03/20/2006          695,103
   7,403,087         BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                     (MATURITY VALUE $7,404,035)                                    4.61       03/01/2006        7,403,087
   2,177,379         BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                     (MATURITY VALUE $2,177,657)                                    4.61       03/01/2006        2,177,379

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                    %         DATE              VALUE
COLLATERAL INVESTED IN OTHER ASSETS - (CONTINUED)
$     81,848         BETA FINANCE INCORPORATED SERIES MTN                           4.64       06/02/2006     $     81,866
   8,622,419         BNP PARIBAS REPURCHASE AGREEMENT
                     (MATURITY VALUE $8,623,523)                                    4.61       03/01/2006        8,622,419
   1,959,641         BUCKINGHAM CDO LLC                                             4.55       03/03/2006        1,959,151
     478,327         BUCKINGHAM CDO LLC                                             4.55       03/07/2006          477,968
     247,677         BUCKINGHAM CDO LLC                                             4.55       03/08/2006          247,461
     435,476         BUCKINGHAM CDO LLC                                             4.56       03/20/2006          434,439
     544,345         BUCKINGHAM CDO LLC                                             4.59       03/30/2006          542,363
   1,327,613         BUCKINGHAM II CDO LLC                                          4.55       03/03/2006        1,327,281
   2,171,935         BUCKINGHAM II CDO LLC                                          4.58       03/29/2006        2,164,290
     674,987         BUCKINGHAM II CDO LLC                                          4.59       03/24/2006          673,037
     870,951         CAIRN HIGH GRADE FUNDING I                                     4.54       03/02/2006          870,838
     435,476         CAIRN HIGH GRADE FUNDING I                                     4.56       03/16/2006          434,657
     391,928         CAIRN HIGH GRADE FUNDING I                                     4.56       03/21/2006          390,944
     544,345         CAIRN HIGH GRADE FUNDING I                                     4.56       03/23/2006          542,842
     479,023         CAIRN HIGH GRADE FUNDING I                                     4.56       03/24/2006          477,639
     424,589         CAIRN HIGH GRADE FUNDING I                                     4.59       03/31/2006          422,988
      43,548         CC USA INCORPORATED                                            4.56       07/14/2006           43,548
       5,835         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.46       03/13/2006            5,827
      62,338         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.48       03/07/2006           62,292
     131,252         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.48       03/10/2006          131,104
     217,738         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.48       03/22/2006          217,165

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                    %         DATE              VALUE
$    281,883         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.54       04/10/2006     $    280,449
     198,294         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.56       03/14/2006          197,971
      21,926         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.57       03/23/2006           21,866
     653,214         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.57       04/19/2006          649,105
     660,704         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.71       05/08/2006          654,850
     259,500         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.73       05/12/2006          257,066
     108,869         CITIGROUP INCORPORATED                                         4.62       03/20/2006          108,860
      36,297         CLIPPER RECEIVABLES CORPORATION                                4.57       03/20/2006           36,211
     152,416         CONCORD MINUTEMEN CAPITAL COMPANY (SERIES A)                   4.60       04/05/2006          151,738
     802,647         CONCORD MINUTEMEN CAPITAL COMPANY                              4.55       03/06/2006          802,647
   1,382,635         CONCORD MINUTEMEN CAPITAL COMPANY                              4.55       03/15/2006        1,382,635
     979,820         CONCORD MINUTEMEN CAPITAL COMPANY                              4.55       03/08/2007          979,820
     341,391         CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED               4.46       03/15/2006          340,794
   1,293,428         CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED               4.55       03/09/2006        1,292,135
     526,926         CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED               4.56       03/13/2006          526,135
   1,305,338         CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED               4.56       03/21/2006        1,302,062
       9,798         CREDIT SUISSE BANK                                             4.52       03/21/2006            9,796
      59,878         CREDIT SUISSE BANK FIRST BOSTON                                4.77       06/19/2006           59,930
     958,047         CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1                4.61       05/04/2006          957,156
      34,011         CULLINAN FINANCE CORPORATION                                   4.75       05/11/2006           33,696
     109,740         DEER VALLEY FUNDING LLC                                        4.51       03/20/2006          109,479

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                    %         DATE             VALUE
COLLATERAL INVESTED IN OTHER ASSETS - (CONTINUED)
$    516,322         DEER VALLEY FUNDING LLC                                        4.54       03/03/2006     $    516,193
   1,958,138         DEER VALLEY FUNDING LLC                                        4.58       03/23/2006        1,952,734
     326,607         EIFFEL FUNDING LLC                                             4.48       03/27/2006          325,542
     256,604         EIFFEL FUNDING LLC                                             4.56       03/10/2006          256,314
      28,197         EIFFEL FUNDING LLC                                             4.58       03/28/2006           28,101
     146,429         EUREKA SECURITIZATION INCORPORATED                             4.48       03/09/2006          146,282
     297,212         FIVE FINANCE INCORPORATED                                      4.57       03/27/2006          296,243
      76,208         FIVE FINANCE INCORPORATED                                      4.57       03/28/2006           75,950
     109,566         FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                 4.33       03/16/2006          109,360
      21,774         GALAXY FUNDING INCORPORATED                                    4.56       03/21/2006           21,719
      48,011         GEMINI SECURITIZATION INCORPORATED                             4.41       03/10/2006           47,957
      21,774         GENERAL ELECTRIC CAPITAL                                       4.52       03/29/2006           21,770
     261,503         GENERAL ELECTRIC CAPITAL                                       4.62       09/18/2006          261,752
     501,341         GENERAL ELECTRIC CAPITAL                                       4.91       05/12/2006          501,532
     348,381         GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY                     4.65       06/16/2006          348,381
      97,634         GEORGE STREET FINANCE LLC                                      4.43       03/13/2006           97,487
   1,110,463         GOLDMAN SACHS GROUP INCORPORATED                               4.66       06/30/2006        1,110,463
     544,345         GOLDMAN SACHS GROUP INCORPORATED                               4.71       08/16/2006          544,345
      35,382         GOLDMAN SACHS GROUP INCORPORATED                               4.94       08/18/2006           35,420
      18,159         GRAMPIAN FUNDING LIMITED                                       4.44       04/11/2006           18,065
     158,949         HBOS TREASURY SERVICES PLC                                     4.55       06/30/2006          158,968
      55,414         ING AMERICA INSURANCE HOLDINGS INCORPORATED                    4.58       03/14/2006           55,324
   1,828,998         ING USA ANNUITY & LIFE INSURANCE                               4.72       06/06/2006        1,828,998
     544,345         IRISH LIFE & PERMANENT                                         4.46       03/28/2006          542,499
      16,788         JUPITER SECURITIZATION CORPORATION                             4.57       03/20/2006           16,748
      46,814         K2 USA LLC                                                     4.46       04/20/2006           46,513

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                    %         DATE             VALUE
$    109,108         K2 USA LLC                                                     4.63       07/24/2006     $    109,140
   1,393,522         KAUPTHING BANK HF SERIES MTN                                   4.63       03/20/2007        1,393,466
     587,892         KLIO FUNDING CORPORATION                                       4.57       03/23/2006          586,270
     552,096         KLIO II FUNDING CORPORATION                                    4.56       03/17/2006          550,992
   1,088,689         KLIO II FUNDING CORPORATION                                    4.59       03/27/2006        1,085,140
     903,111         KLIO III FUNDING CORPORATION                                   4.46       03/20/2006          900,962
     309,471         KLIO III FUNDING CORPORATION                                   4.49       04/05/2006          308,094
     989,118         KLIO III FUNDING CORPORATION                                   4.56       03/23/2006          986,388
     457,249         LEHMAN BROTHERS HOLDINGS INCORPORATED                          4.61       03/16/2006          457,249
      43,548         LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG              4.59       06/02/2006           43,555
      23,886         LEXINGTON PARKER CAPITAL CORPORATION                           4.45       04/18/2006           23,739
      52,671         LEXINGTON PARKER CAPITAL CORPORATION                           4.49       03/14/2006           52,585
   1,250,403         LEXINGTON PARKER CAPITAL CORPORATION                           4.54       03/06/2006        1,249,628
     853,184         LEXINGTON PARKER CAPITAL CORPORATION                           4.71       05/10/2006          845,403
   1,633,034         LIBERTY LIGHT US CAPITAL SERIES MTN                            4.57       05/26/2006        1,633,230
      40,390         LIBERTY STREET FUNDING CORPORATION                             4.57       03/16/2006           40,314
     272,760         LINKS FINANCE LLC SERIES MTN                                   4.56       03/15/2006          272,755
     751,196         LIQUID FUNDING LIMITED                                         4.49       04/04/2006          747,943
     762,082         LIQUID FUNDING LIMITED                                         4.55       03/03/2006          762,082
     587,892         LIQUID FUNDING LIMITED                                         4.55       08/14/2006          587,892
     435,476         LIQUID FUNDING LIMITED                                         4.56       03/06/2006          435,206
     337,494         LIQUID FUNDING LIMITED                                         4.57       03/10/2006          337,112
     119,756         MERRILL LYNCH & COMPANY                                        4.69       06/06/2006          119,847
      21,774         MERRILL LYNCH & COMPANY                                        4.88       04/18/2006           21,775
      25,933         MONT BLANC CAPITAL CORPORATION                                 4.48       04/10/2006           25,801
   1,524,165         MORGAN STANLEY                                                 4.63       10/10/2006        1,524,165

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2030 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                    %         DATE             VALUE
COLLATERAL INVESTED IN OTHER ASSETS - (CONTINUED)
$  1,088,689         MORGAN STANLEY                                                 4.63       10/30/2006     $  1,088,689
      39,193         MORGAN STANLEY                                                 4.80       03/27/2006           39,193
     334,772         MORGAN STANLEY SERIES EXL                                      4.60       08/13/2010          334,862
      99,963         NIEUW AMSTERDAM RECEIVABLES CORPORATION                        4.55       03/01/2006           99,963
      39,824         NIEUW AMSTERDAM RECEIVABLES CORPORATION                        4.55       03/09/2006           39,784
      43,460         NIEUW AMSTERDAM RECEIVABLES CORPORATION                        4.60       04/06/2006           43,261
      56,329         NIEUW AMSTERDAM RECEIVABLES CORPORATION                        4.62       06/15/2006           55,542
      21,774         PERRY GLOBAL FUNDING LIMITED                                   4.56       03/01/2006           21,774
      13,892         PERRY GLOBAL FUNDING LIMITED                                   4.86       06/12/2006           13,703
     587,892         PREMIUM ASSET TRUST 2001-2                                     4.87       03/28/2006          587,904
     255,777         PRUDENTIAL PLC                                                 4.66       04/10/2006          254,475
      43,548         PRUDENTIAL PLC                                                 4.72       05/08/2006           43,162
   1,000,614         RACERS TRUST 2004-6-MM                                         4.57       05/22/2006        1,000,694
      68,914         ROYAL BANK OF SCOTLAND PLC                                     4.79       11/24/2006           68,953
     544,345         ROYAL BANK OF SCOTLAND PLC                                     4.79       11/24/2006          544,649
      10,887         SCALDIS CAPITAL LIMITED                                        4.32       03/27/2006           10,851
      13,326         SCALDIS CAPITAL LIMITED                                        4.48       04/21/2006           13,238
      97,982         SCALDIS CAPITAL LIMITED                                        4.49       04/18/2006           97,378
     544,345         SEDNA FINANCE INCORPORATED                                     4.43       12/08/2006          544,350
     206,851         SLM CORPORATION                                                4.79       04/25/2006          206,868
      43,548         SPINTAB (SWEDMORTGAGE) AB                                      4.40       03/06/2006           43,521
      16,330         SWEDBANK (FORENINGS SPARBANKEN)                                4.47       04/10/2006           16,247
      13,064         TANGO FINANCE CORPORATION                                      4.35       03/09/2006           13,051
     253,665         TANGO FINANCE CORPORATION                                      4.45       04/03/2006          252,599
     272,760         TANGO FINANCE CORPORATION SERIES MTN                           4.63       10/25/2006          272,850


                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                    %         DATE             VALUE
$    389,555         THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED            4.46       03/20/2006     $    388,628
      16,091         THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED            4.80       05/15/2006           15,934
   2,177,379         TRANSAMERICA OCCIDENTAL LIFE INSURANCE                         4.76       07/11/2006        2,177,379
     418,470         TRAVELLERS INSURANCE COMPANY                                   4.64       02/09/2007          418,462
     435,476         UNICREDITO ITALIANO                                            4.46       03/28/2006          435,384
   1,088,689         UNICREDITO ITALIANO                                            4.47       06/30/2006        1,088,534
     544,345         UNICREDITO ITALIANO                                            4.58       03/09/2007          544,274
      43,548         WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE)        4.56       03/13/2006           43,482
     783,551         WHITE PINE FINANCE LLC (MERGING INTO WHISTLEJACK)              4.56       03/13/2006          782,376
      41,327         WHITE PINE FINANCE LLC (MERGING INTO WHISTLEJACK)              4.56       03/15/2006           41,254
     665,908         WHITE PINE FINANCE LLC (MERGING INTO WHISTLEJACK)              4.57       03/28/2006          663,650
     217,738         WHITE PINE FINANCE LLC (MERGING INTO WHISTLEJACK)              4.67       05/17/2006          215,554
     566,118         WHITE PINE FINANCE LLC SERIES MTN                              4.57       06/12/2006          566,203

                                                                                                                84,051,949
                                                                                                              ------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $84,075,399)                                                    84,075,399
                                                                                                              ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $286,816,243)*                                                                     135.44%              $318,522,610

OTHER ASSETS AND LIABILITIES, NET                                                        (35.44)               (83,345,150)
                                                                                         ------               ------------

TOTAL NET ASSETS                                                                         100.00%              $235,177,460
                                                                                         ======               ============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

**    SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN.

      THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $2,455,993. THE TOTAL COLLATERAL RECEIVED REPRESENTS 104.37% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $287,925,040 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

            GROSS UNREALIZED APPRECIATION                    $ 45,819,998
            GROSS UNREALIZED DEPRECIATION                     (15,222,428)
                                                             ------------
            NET UNREALIZED APPRECIATION (DEPRECIATION)       $ 30,597,570

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCKS - 89.67%
AGRICULTURAL PRODUCTION CROPS - 0.12%
       7,195         TATE & LYLE PLC ADR                                                                      $    301,399
                                                                                                              ------------

AMUSEMENT & RECREATION SERVICES - 0.16%
       2,999         HARRAH'S ENTERTAINMENT INCORPORATED                                                           215,688
       4,980         INTERNATIONAL GAME TECHNOLOGY                                                                 178,135
       1,874         WESTWOOD ONE INCORPORATED                                                                      20,895

                                                                                                                   414,718
                                                                                                              ------------

APPAREL & ACCESSORY STORES - 0.44%
       1,444         ABERCROMBIE & FITCH COMPANY CLASS A                                                            97,210
         856         AEROPOSTALE INCORPORATED+                                                                      24,559
       1,956         AMERICAN EAGLE OUTFITTERS INCORPORATED<<                                                       49,761
       2,766         CHICO'S FAS INCORPORATED+                                                                     130,140
       1,194         CLAIRE'S STORES INCORPORATED                                                                   38,256
       9,241         GAP INCORPORATED                                                                              171,328
       4,003         KOHL'S CORPORATION+                                                                           192,584
       5,781         LIMITED BRANDS                                                                                136,836
       3,668         NORDSTROM INCORPORATED                                                                        139,384
       2,712         ROSS STORES INCORPORATED                                                                       76,804
       1,864         URBAN OUTFITTERS INCORPORATED+<<                                                               52,378

                                                                                                                 1,109,240
                                                                                                              ------------

APPAREL & OTHER FINISHED PRODUCTS MADE
FROM FABRICS & SIMILAR MATERIALS - 0.36%
      11,893         BENETTON GROUP SPA ADR<<                                                                      302,796
       2,128         JONES APPAREL GROUP INCORPORATED                                                               61,542
       1,997         LIZ CLAIBORNE INCORPORATED                                                                     71,952
       1,365         VF CORPORATION                                                                                 74,802
       5,938         WACOAL CORPORATION ADR<<                                                                      407,109

                                                                                                                   918,201
                                                                                                              ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE
STATIONS - 0.16%
       1,545         ADVANCE AUTO PARTS INCORPORATED                                                                63,886
       1,143         AMERICA'S CAR MART INCORPORATED+<<                                                             21,054
       4,176         AUTONATION INCORPORATED+                                                                       87,320
         603         AUTOZONE INCORPORATED+                                                                         58,298
       1,865         CARMAX INCORPORATED+                                                                           58,598
       1,404         COPART INCORPORATED+                                                                           36,279
       2,366         O'REILLY AUTOMOTIVE INCORPORATED+                                                              77,416

                                                                                                                   402,851
                                                                                                              ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
         623         DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                  25,157
         295         PACIFIC ETHANOL INCORPORATED+<<                                                                 5,546

                                                                                                                    30,703
                                                                                                              ------------

BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE BUILDERS - 0.58%
       1,500         CENTEX CORPORATION                                                                            101,415
       4,747         D.R. HORTON INCORPORATED                                                                      161,920
       2,020         LENNAR CORPORATION CLASS A<<                                                                  120,917
       2,894         PULTE HOMES INCORPORATED                                                                      111,159
      43,926         SEKISUI HOUSE LIMITED                                                                         673,157
       8,641         VIVENDI UNIVERSAL SA ADR                                                                      260,526

SHARES               SECURITY NAME                                                                                VALUE
       1,178         WCI COMMUNITIES INCORPORATED+<<                                                          $     29,733

                                                                                                                 1,458,827
                                                                                                              ------------

BUILDING MATERIALS, HARDWARE, GARDEN
SUPPLY & MOBILE HOME DEALERS - 0.77%
       2,111         FASTENAL COMPANY                                                                               92,694
      26,035         HOME DEPOT INCORPORATED                                                                     1,097,375
       9,883         LOWE'S COMPANIES INCORPORATED                                                                 673,823
       1,738         SHERWIN-WILLIAMS COMPANY                                                                       79,166

                                                                                                                 1,943,058
                                                                                                              ------------

BUSINESS SERVICES - 5.51%
      11,041         3COM CORPORATION+                                                                              51,341
       1,086         AARON RENTS INCORPORATED                                                                       28,453
       2,918         ACTIVISION INCORPORATED+                                                                       36,475
          63         ADMINISTAFF INCORPORATED                                                                        2,989
       7,876         ADOBE SYSTEMS INCORPORATED                                                                    304,171
       1,657         AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                            104,258
       2,073         AKAMAI TECHNOLOGIES INCORPORATED+<<                                                            54,934
         137         ALTIRIS INCORPORATED+                                                                           2,714
       1,064         ANSYS INCORPORATED+                                                                            50,455
       3,324         AUTODESK INCORPORATED                                                                         125,149
       6,083         AUTOMATIC DATA PROCESSING INCORPORATED                                                        280,974
       1,083         AVOCENT CORPORATION+                                                                           36,183
       6,995         BEA SYSTEMS INCORPORATED+                                                                      80,233
       2,965         BISYS GROUP INCORPORATED+                                                                      41,836
         142         BLUE COAT SYSTEMS INCORPORATED+                                                                 3,015
       3,917         BMC SOFTWARE INCORPORATED+<<                                                                   85,665
         980         BRINK'S COMPANY                                                                                47,991
       5,008         BUNZL PLC ADR<<                                                                               281,950
       6,645         CA INCORPORATED<<                                                                             180,478
         649         CACI INTERNATIONAL INCORPORATED CLASS A+                                                       39,115
       5,157         CADENCE DESIGN SYSTEMS INCORPORATED+                                                           91,537
      14,559         CENDANT CORPORATION                                                                           241,971
       3,882         CERIDIAN CORPORATION+                                                                         100,388
       1,292         CERNER CORPORATION+<<                                                                          53,786
       1,425         CHECKFREE CORPORATION+<<                                                                       70,480
       1,737         CHOICEPOINT INCORPORATED+                                                                      77,123
       3,050         CITRIX SYSTEMS INCORPORATED+                                                                   98,698
       3,890         CNET NETWORKS INCORPORATED+<<                                                                  53,838
       1,630         COGNEX CORPORATION                                                                             44,841
       1,882         COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                           108,422
       2,441         COMPUTER SCIENCES CORPORATION+                                                                132,644
       8,567         COMPUWARE CORPORATION+                                                                         70,335
       3,268         CONVERGYS CORPORATION+                                                                         56,765
       1,422         CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                        31,256
       1,465         DELUXE CORPORATION                                                                             36,288
         548         DIGITAL RIVER INCORPORATED+                                                                    20,627
       1,465         DST SYSTEMS INCORPORATED+<<                                                                    82,377
      13,665         EBAY INCORPORATED+                                                                            547,420
       1,136         ECLIPSYS CORPORATION+                                                                          29,218
       3,783         ELECTRONIC ARTS INCORPORATED+                                                                 196,602
       7,104         ELECTRONIC DATA SYSTEMS CORPORATION                                                           189,677

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCKS - (CONTINUED)
       1,691         ELECTRONICS FOR IMAGING INCORPORATED+                                                    $     45,353
       2,697         EQUIFAX INCORPORATED                                                                           98,818
       1,120         FACTSET RESEARCH SYSTEMS INCORPORATED                                                          43,848
       1,843         FAIR ISAAC CORPORATION                                                                         78,549
       1,249         FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                            49,523
       1,201         FILENET CORPORATION+<<                                                                         30,914
       9,112         FIRST DATA CORPORATION                                                                        411,225
       2,770         FISERV INCORPORATED+                                                                          114,955
         726         GETTY IMAGES INCORPORATED+<<                                                                   58,828
       1,787         GOOGLE INCORPORATED CLASS A+                                                                  648,002
       2,036         GTECH HOLDINGS CORPORATION                                                                     67,962
          73         HUDSON HIGHLAND GROUP INCORPORATED+                                                             1,211
       1,095         HYPERION SOLUTIONS CORPORATION+                                                                36,737
         678         INFOSPACE INCORPORATED+                                                                        16,347
         466         INTERGRAPH CORPORATION+                                                                        16,897
         488         INTERNET CAPITAL GROUP INCORPORATED+                                                            4,441
       6,473         INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                 67,060
       2,184         INTUIT INCORPORATED+                                                                          106,099
         721         IPAYMENT INCORPORATED+                                                                         30,808
       2,147         IRON MOUNTAIN INCORPORATED+                                                                    93,824
       7,255         JUNIPER NETWORKS INCORPORATED+<<                                                              133,419
         723         KORN/FERRY INTERNATIONAL+                                                                      15,219
         901         KRONOS INCORPORATED+                                                                           36,950
       1,702         LAMAR ADVERTISING COMPANY CLASS A+                                                             86,836
         367         MAGMA DESIGN AUTOMATION INCORPORATED+                                                           3,164
       1,179         MANHATTAN ASSOCIATES INCORPORATED+<<                                                           24,842
       1,640         MANPOWER INCORPORATED                                                                          87,970
       2,601         MCAFEE INCORPORATED+                                                                           60,499
       2,246         MENTOR GRAPHICS CORPORATION+                                                                   25,223
     109,033         MICROSOFT CORPORATION                                                                       2,932,988
         102         MICROSTRATEGY INCORPORATED CLASS A+                                                             9,351
       1,856         MONSTER WORLDWIDE INCORPORATED+                                                                90,870
       2,658         MPS GROUP INCORPORATED+                                                                        40,242
       3,016         NCR CORPORATION+                                                                              120,911
         315         NETFLIX INCORPORATED+<<                                                                         8,445
       7,289         NOVELL INCORPORATED+<<                                                                         69,318
       2,460         OMNICOM GROUP INCORPORATED                                                                    196,357
      51,036         ORACLE CORPORATION+                                                                           633,867
       2,637         PARAMETRIC TECHNOLOGY CORPORATION+                                                             40,132
       6,314         PUBLICIS GROUPE ADR<<                                                                         241,952
         887         RADISYS CORPORATION+                                                                           16,179
       2,087         REALNETWORKS INCORPORATED+                                                                     16,404
       2,610         RED HAT INCORPORATED+<<                                                                        70,131
         961         RENT-A-CENTER INCORPORATED+                                                                    22,430
      14,710         RENTOKIL INITIAL PLC ADR                                                                      202,545
       3,185         REUTERS GROUP PLC ADR                                                                         127,177
       3,133         ROBERT HALF INTERNATIONAL INCORPORATED                                                        112,537
       1,466         RSA SECURITY INCORPORATED+                                                                     21,521
         886         SAFENET INCORPORATED+<<                                                                        22,079
       8,210         SAP AG ADR                                                                                    419,531
       1,276         SERENA SOFTWARE INCORPORATED+                                                                  30,496
         894         SI INTERNATIONAL INCORPORATED+                                                                 29,109
         933         SRA INTERNATIONAL INCORPORATED CLASS A+                                                        32,207
         253         STRATASYS INCORPORATED+<<                                                                       6,950

SHARES               SECURITY NAME                                                                               VALUE
      49,175         SUN MICROSYSTEMS INCORPORATED+                                                           $    205,060
       2,062         SYBASE INCORPORATED+                                                                           43,982
      15,482         SYMANTEC CORPORATION+                                                                         261,491
       2,939         SYNOPSYS INCORPORATED+                                                                         64,276
       1,650         TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                  25,707
       3,617         TIBCO SOFTWARE INCORPORATED+                                                                   31,359
       1,672         TOTAL SYSTEM SERVICES INCORPORATED                                                             32,771
       1,530         TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                           51,041
         198         TRAVELZOO INCORPORATED+<<                                                                       3,679
       6,249         UNISYS CORPORATION+                                                                            41,743
       2,471         UNITED ONLINE INCORPORATED                                                                     29,677
         980         UNITED RENTALS INCORPORATED+<<                                                                 31,948
       1,155         USA MOBILITY INCORPORATED+                                                                     33,287
         583         VERINT SYSTEMS INCORPORATED+                                                                   21,122
       4,239         VERISIGN INCORPORATED+                                                                        100,295
       1,422         VIAD CORPORATION                                                                               45,518
         746         WEBSENSE INCORPORATED+<<                                                                       46,110
       2,085         WIND RIVER SYSTEMS INCORPORATED+                                                               32,255
       3,747         WPP GROUP PLC ADR                                                                             217,288
      14,920         YAHOO! INCORPORATED+<<                                                                        478,335

                                                                                                                13,978,868
                                                                                                              ------------

CHEMICALS & ALLIED PRODUCTS - 8.42%
      17,252         ABBOTT LABORATORIES                                                                           762,193
       2,875         AIR PRODUCTS & CHEMICALS INCORPORATED                                                         184,460
       7,967         AKZO NOBEL NV ADR                                                                             403,210
       1,422         ALBERTO-CULVER COMPANY CLASS B                                                                 64,943
       1,338         ALEXION PHARMACEUTICALS INCORPORATED+                                                          50,282
       2,807         ALKERMES INCORPORATED+<<                                                                       71,326
       1,405         ALPHARMA INCORPORATED CLASS A                                                                  42,501
       1,496         AMERICAN VANGUARD CORPORATION                                                                  42,950
      14,835         AMGEN INCORPORATED+                                                                         1,119,894
       1,193         ANDRX CORPORATION+                                                                             23,383
       7,718         ASTRAZENECA PLC ADR                                                                           356,958
       1,724         AVERY DENNISON CORPORATION                                                                    103,440
       6,304         AVON PRODUCTS INCORPORATED                                                                    181,870
       2,140         BALCHEM CORPORATION                                                                            45,946
       4,553         BIOGEN IDEC INCORPORATED+<<                                                                   215,129
      23,919         BRISTOL-MYERS SQUIBB COMPANY                                                                  552,529
       1,403         CABOT CORPORATION                                                                              51,939
         639         CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                         30,896
       3,839         CHEMTURA CORPORATION                                                                           42,536
       1,857         CHIRON CORPORATION+<<                                                                          84,809
       6,719         COLGATE-PALMOLIVE COMPANY                                                                     366,051
         812         CUBIST PHARMACEUTICALS INCORPORATED+                                                           17,953
         876         DISCOVERY LABORATORIES INCORPORATED+<<                                                          6,649
       1,144         DOV PHARMACEUTICAL INCORPORATED+                                                               22,022
      12,106         DOW CHEMICAL COMPANY                                                                          520,921
      11,542         E.I. DU PONT DE NEMOURS & COMPANY                                                             464,450
       1,235         EASTMAN CHEMICAL COMPANY                                                                       60,923
       3,677         ECOLAB INCORPORATED                                                                           133,071
       4,869         EISAI COMPANY LIMITED ADR                                                                     227,423
      11,630         ELI LILLY & COMPANY                                                                           646,861
       1,802         ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                  67,431

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)

       4,953         FOREST LABORATORIES INCORPORATED+                                                        $    227,343
       5,829         GENENTECH INCORPORATED+                                                                       499,487
       3,545         GENZYME CORPORATION+                                                                          245,810
       6,016         GILEAD SCIENCES INCORPORATED+                                                                 374,616
      15,370         GLAXOSMITHKLINE PLC ADR                                                                       781,103
       2,140         HOSPIRA INCORPORATED+                                                                          84,958
         831         IDEXX LABORATORIES INCORPORATED+                                                               65,300
         914         IMCLONE SYSTEMS INCORPORATED+<<                                                                35,088
       1,179         IMMUCOR INCORPORATED+                                                                          35,158
         861         INTERMUNE INCORPORATED+<<                                                                      16,411
       2,053         INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                71,095
         827         INVITROGEN CORPORATION+<<                                                                      58,659
       1,484         K-V PHARMACEUTICAL COMPANY CLASS A+                                                            34,087
       4,740         KING PHARMACEUTICALS INCORPORATED+                                                             77,025
       3,840         LYONDELL CHEMICAL COMPANY                                                                      80,333
       1,370         MEDICINES COMPANY+                                                                             27,934
       1,366         MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                   38,849
       3,819         MEDIMMUNE INCORPORATED+                                                                       139,355
      25,976         MERCK & COMPANY INCORPORATED                                                                  905,523
       1,208         MGI PHARMA INCORPORATED+<<                                                                     21,297
       6,153         MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                       64,483
       3,670         MONSANTO COMPANY                                                                              307,840
       4,049         MOSAIC COMPANY+<<                                                                              64,379
       4,700         MYLAN LABORATORIES INCORPORATED                                                               108,100
      18,385         NOVARTIS AG ADR                                                                               979,001
         788         NOVEN PHARMACEUTICALS INCORPORATED+                                                            11,875
       3,775         NOVO NORDISK A/S ADR<<                                                                        222,159
         235         NPS PHARMACEUTICALS INCORPORATED+                                                               3,605
         800         OM GROUP INCORPORATED+                                                                         16,968
         471         ONYX PHARMACEUTICALS INCORPORATED+<<                                                           13,424
         999         OSI PHARMACEUTICALS INCORPORATED+<<                                                            32,448
       1,037         PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                                   30,840
       1,430         PDL BIOPHARMA INCORPORATED+<<                                                                  44,773
      91,429         PFIZER INCORPORATED                                                                         2,394,526
         485         PHARMION CORPORATION+                                                                           8,012
       2,194         PPG INDUSTRIES INCORPORATED                                                                   133,022
       4,458         PRAXAIR INCORPORATED                                                                          240,643
      39,359         PROCTER & GAMBLE COMPANY                                                                    2,358,785
       6,676         ROCHE HOLDING AG ADR                                                                          493,453
       3,039         ROHM & HAAS COMPANY                                                                           151,190
       1,118         SALIX PHARMACEUTICALS LIMITED+                                                                 17,620
      12,511         SANOFI-AVENTIS ADR                                                                            533,344
      18,961         SCHERING-PLOUGH CORPORATION                                                                   350,779
       1,490         SEPRACOR INCORPORATED+<<                                                                       85,392
      18,052         SHISEIDO COMPANY LIMITED ADR<<                                                                320,284
       1,083         SIGMA-ALDRICH CORPORATION                                                                      69,756
      19,095         SYNGENTA AG ADR<<                                                                             542,680
           1         TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                          9
       2,364         VALSPAR CORPORATION                                                                            62,481
       2,137         VERTEX PHARMACEUTICALS INCORPORATED+<<                                                         92,404
      16,544         WYETH                                                                                         823,891

                                                                                                                21,362,546
                                                                                                              ------------
SHARES               SECURITY NAME                                                                               VALUE
COAL MINING - 0.16%
       1,327         CONSOL ENERGY INCORPORATED                                                               $     84,955
       1,804         MASSEY ENERGY COMPANY                                                                          67,109
       3,794         PEABODY ENERGY CORPORATION                                                                    183,136
       1,132         PENN VIRGINIA CORPORATION                                                                      70,014

                                                                                                                   405,214
                                                                                                              ------------

COMMUNICATIONS - 3.97%
       4,620         ALLTEL CORPORATION                                                                            291,753
       4,901         AMERICAN TOWER CORPORATION CLASS A+                                                           155,999
      48,232         AT&T INCORPORATED                                                                           1,330,721
       6,507         AVAYA INCORPORATED+                                                                            72,358
      22,010         BELLSOUTH CORPORATION<<                                                                       695,076
       2,704         BRIGHTPOINT INCORPORATED+<<                                                                    76,496
       3,322         BRITISH SKY BROADCASTING GROUP PLC ADR<<                                                      119,193
       5,593         BT GROUP PLC ADR                                                                              202,634
       3,236         CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                    84,945
       2,354         CENTURYTEL INCORPORATED                                                                        84,697
       7,669         CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                     217,033
      26,764         COMCAST CORPORATION CLASS A+<<                                                                718,078
       4,599         CROWN CASTLE INTERNATIONAL CORPORATION+                                                       144,179
      20,178         DEUTSCHE TELEKOM AG ADR<<                                                                     318,611
      10,134         DIRECTV GROUP INCORPORATED+                                                                   159,712
       3,787         ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                  111,224
       1,070         ENTERCOM COMMUNICATIONS CORPORATION                                                            30,142
         435         EQUINIX INCORPORATED+<<                                                                        22,811
         563         EXTREME NETWORKS INCORPORATED+                                                                  2,607
       2,506         FOUNDRY NETWORKS INCORPORATED+                                                                 35,184
       9,216         FRANCE TELECOM SA ADR<<                                                                       201,277
       1,039         GOLDEN TELECOM INCORPORATED                                                                    31,149
       3,334         IAC INTERACTIVECORP+<<                                                                         97,486
       3,470         LAGARDERE SCA ADR<<                                                                           268,498
       5,686         LIBERTY GLOBAL INCORPORATED CLASS A+                                                          115,483
         958         LIVE NATION INCORPORATED+                                                                      17,100
       2,200         NEXTEL PARTNERS INCORPORATED CLASS A+                                                          61,732
       5,829         NIPPON TELEGRAPH & TELEPHONE CORPORATION ADR                                                  126,489
       1,254         NTL INCORPORATED+                                                                              82,576
      11,113         NTT DOCOMO INCORPORATED ADR                                                                   164,806
       2,062         RADIO ONE INCORPORATED CLASS D+<<                                                              17,197
       5,551         REED ELSEVIER PLC ADR                                                                         200,114
      36,664         SPRINT NEXTEL CORPORATION                                                                     881,036
      12,865         TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                         438,697
      10,981         TELEFONICA SA ADR                                                                             507,542
         802         TELEPHONE & DATA SYSTEMS INCORPORATED                                                          29,995
       3,812         UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                              127,511
       1,373         UTSTARCOM INCORPORATED+<<                                                                       8,581
      33,909         VERIZON COMMUNICATIONS INCORPORATED                                                         1,142,733
      31,438         VODAFONE GROUP PLC ADR<<                                                                      607,382
       2,855         XM SATELLITE RADIO HOLDINGS INCORPORATED CLASS A+                                              63,067

                                                                                                                10,063,904
                                                                                                              ------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)

CONSTRUCTION SPECIAL TRADE
CONTRACTORS - 0.03%
         970         CHEMED CORPORATION                                                                       $     53,777
       1,516         DYCOM INDUSTRIES INCORPORATED+                                                                 32,366

                                                                                                                    86,143
                                                                                                              ------------

CONSUMER SERVICES - 0.03%
       6,217         EMDEON CORPORATION+                                                                            65,527
                                                                                                              ------------

DEPOSITORY INSTITUTIONS - 10.48%
      13,333         ABN AMRO HOLDING NV ADR                                                                       388,257
      10,242         ALLIED IRISH BANKS PLC ADR                                                                    489,568
       7,150         AMSOUTH BANCORPORATION                                                                        198,412
       4,807         ASSOCIATED BANC-CORP                                                                          165,697
       2,368         ASTORIA FINANCIAL CORPORATION                                                                  67,891
      31,311         BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                      635,926
      34,734         BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                      507,811
       5,034         BANCTRUST FINANCIAL GROUP INCORPORATED                                                        111,050
      53,900         BANK OF AMERICA CORPORATION                                                                 2,471,315
     219,277         BANK OF EAST ASIA LIMITED ADR                                                                 753,195
      11,446         BANK OF NEW YORK COMPANY INCORPORATED                                                         391,911
       1,182         BANKNORTH GROUP INCORPORATED                                                                   36,323
       8,322         BARCLAYS PLC ADR                                                                              390,052
       8,528         BB&T CORPORATION                                                                              337,112
       3,199         BERKSHIRE HILLS BANCORP INCORPORATED                                                          105,727
      13,704         BNP PARIBAS SA ADR<<                                                                          634,346
       2,127         BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                 65,107
       3,115         CAPITOL FEDERAL FINANCIAL                                                                     102,670
       3,370         CASCADE BANCORP                                                                                87,654
       2,050         CENTRAL PACIFIC FINANCIAL CORPORATION                                                          75,850
       2,743         CHITTENDEN CORPORATION                                                                         78,971
      62,974         CITIGROUP INCORPORATED                                                                      2,920,104
       2,795         CITIZENS & NORTHERN CORPORATION<<                                                              71,217
       2,426         CITY BANK LYNNWOOD WASHINGTON                                                                 102,668
       4,247         COASTAL FINANCIAL CORPORATION                                                                  56,188
       2,449         COMERICA INCORPORATED<<                                                                       140,377
       2,300         COMMERCE BANCORP INCORPORATED<<                                                                76,291
       2,248         COMMERCE BANCSHARES INCORPORATED                                                              115,884
       1,568         COMMERCIAL CAPITAL BANCORPORATION INCORPORATED                                                 22,469
       3,088         COMPASS BANCSHARES INCORPORATED                                                               155,265
       5,506         DEUTSCHE BANK AG<<                                                                            609,789
       3,739         FARMERS CAPITAL BANK CORPORATION                                                              121,854
       6,370         FIFTH THIRD BANCORP                                                                           246,200
       2,242         FIRST HORIZON NATIONAL CORPORATION                                                             87,685
       1,896         FIRST REPUBLIC BANK                                                                            68,806
       1,046         FIRSTFED FINANCIAL CORPORATION+<<                                                              62,770
       3,439         GOLDEN WEST FINANCIAL CORPORATION                                                             244,272
       7,827         HBOS PLC ADR<<                                                                                436,707
       6,935         HSBC HOLDINGS PLC ADR<<                                                                       594,260
       6,846         HUNTINGTON BANCSHARES INCORPORATED<<                                                          164,646
       4,749         HYPO REAL ESTATE HOLDING AG ADR                                                               311,523
       5,869         INTERCHANGE FINANCIAL SERVICES CORPORATION                                                    111,687

SHARES               SECURITY NAME                                                                               VALUE
       1,448         INVESTORS FINANCIAL SERVICES CORPORATION<<                                               $     65,319
      40,309         JP MORGAN CHASE & COMPANY                                                                   1,658,312
       6,814         KEYCORP                                                                                       253,958
       7,430         LLOYDS TSB GROUP PLC ADR                                                                      290,884
       1,466         M&T BANK CORPORATION                                                                          164,778
       4,414         MARSHALL & ILSLEY CORPORATION                                                                 194,216
       7,430         MELLON FINANCIAL CORPORATION                                                                  268,149
       2,075         MERCANTILE BANK CORPORATION                                                                    80,572
       4,115         MERCANTILE BANKSHARES CORPORATION                                                             157,174
       1,802         NASB FINANCIAL INCORPORATED                                                                    64,512
       5,193         NATIONAL AUSTRALIA BANK LIMITED ADR<<                                                         704,223
       8,721         NATIONAL CITY CORPORATION                                                                     303,491
       4,445         NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                      74,987
       7,079         NORTH FORK BANCORPORATION INCORPORATED                                                        180,798
       3,532         NORTHERN TRUST CORPORATION                                                                    186,207
       2,576         PFF BANCORP INCORPORATED                                                                       80,964
       4,116         PNC FINANCIAL SERVICES GROUP                                                                  289,561
       7,569         POPULAR INCORPORATED                                                                          154,635
       3,631         PREMIERWEST BANCORP                                                                            64,632
         954         R&G FINANCIAL CORPORATION CLASS B                                                              11,248
       7,343         REGIONS FINANCIAL CORPORATION                                                                 255,389
      14,483         SAN PAOLO IMI SPA ADR<<                                                                       511,250
       3,373         SEACOAST BANKING CORPORATION                                                                   90,869
      17,674         SOCIETE GENERALE ADR                                                                          501,088
       6,208         SOVEREIGN BANCORP INCORPORATED                                                                129,313
       4,864         STATE STREET CORPORATION                                                                      303,903
       2,832         STERLING BANCORPORATION NEW YORK                                                               57,603
       4,499         SUNTRUST BANKS INCORPORATED                                                                   325,593
       1,648         SVB FINANCIAL GROUP+                                                                           84,031
       3,668         SY BANCORP INCORPORATED                                                                        90,893
       6,573         SYNOVUS FINANCIAL CORPORATION                                                                 186,345
       3,134         TCF FINANCIAL CORPORATION                                                                      79,478
       1,879         TIERONE CORPORATION                                                                            62,007
       1,408         TOMPKINS TRUST COMPANY INCORPORATED                                                            65,711
       3,564         UCBH HOLDINGS INCORPORATED                                                                     63,796
       1,698         UNIONBANCAL CORPORATION                                                                       117,315
       2,275         UNITED SECURITY BANCSHARES INCORPORATED<<                                                      62,335
      23,014         US BANCORP                                                                                    711,363
      17,699         WACHOVIA CORPORATION                                                                          992,383
      10,619         WASHINGTON MUTUAL INCORPORATED                                                                453,431
      11,942         WESTPAC BANKING CORPORATION ADR                                                             1,045,641
       2,331         WILMINGTON TRUST CORPORATION                                                                   99,790
       1,640         WINTRUST FINANCIAL CORPORATION                                                                 86,395
       1,906         ZIONS BANCORPORATION                                                                          157,283

                                                                                                                26,597,332
                                                                                                              ------------

EATING & DRINKING PLACES - 0.55%
       1,564         BOB EVANS FARMS INCORPORATED                                                                   45,622
       1,417         BRINKER INTERNATIONAL INCORPORATED                                                             59,018
       1,034         CEC ENTERTAINMENT INCORPORATED+<<                                                              33,667
       1,639         CHEESECAKE FACTORY INCORPORATED+<<                                                             59,266
       3,070         DARDEN RESTAURANTS INCORPORATED                                                               128,756
       1,237         DAVE & BUSTER'S INCORPORATED+<<                                                                22,266
       1,734         DENNYS CORPORATION+                                                                             7,716
       1,161         IHOP CORPORATION                                                                               59,095

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
       1,193         JACK IN THE BOX INCORPORATED+                                                            $     47,720
         886         KRISPY KREME DOUGHNUTS INCORPORATED+<<                                                          5,981
      16,037         MCDONALD'S CORPORATION                                                                        559,852
         972         OUTBACK STEAKHOUSE INCORPORATED                                                                40,639
       1,896         WENDY'S INTERNATIONAL INCORPORATED                                                            109,778
       4,355         YUM! BRANDS INCORPORATED                                                                      207,734

                                                                                                                 1,387,110
                                                                                                              ------------

EDUCATIONAL SERVICES - 0.09%
       2,135         APOLLO GROUP INCORPORATED CLASS A+                                                            105,426
       1,718         CAREER EDUCATION CORPORATION+                                                                  56,419
       1,362         DEVRY INCORPORATED+<<                                                                          31,980
         717         ITT EDUCATIONAL SERVICES INCORPORATED+                                                         44,454

                                                                                                                   238,279
                                                                                                              ------------

ELECTRIC, GAS & SANITARY SERVICES - 4.09%
      11,070         AES CORPORATION+                                                                              191,511
       4,786         ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                        51,258
       3,457         AMEREN CORPORATION                                                                            175,166
       6,096         AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                  222,504
      11,700         BG GROUP PLC ADR<<                                                                            688,077
       1,713         BLACK HILLS CORPORATION                                                                        59,218
       4,136         CASCADE NATURAL GAS CORPORATION                                                                81,066
       6,192         CENTERPOINT ENERGY INCORPORATED                                                                80,310
       2,796         CENTRAL VERMONT PUBLIC SERVICE                                                                 59,862
       3,429         CINERGY CORPORATION                                                                           151,150
       6,843         CITIZENS COMMUNICATIONS COMPANY                                                                91,354
       3,708         CONSOLIDATED EDISON INCORPORATED                                                              170,086
       3,315         CONSTELLATION ENERGY GROUP INCORPORATED                                                       194,723
       4,203         DOMINION RESOURCES INCORPORATED                                                               315,645
       2,991         DTE ENERGY COMPANY                                                                            129,510
      12,963         DUKE ENERGY CORPORATION<<                                                                     368,149
      18,105         E.ON AG ADR<<                                                                                 670,609
       5,316         EDISON INTERNATIONAL                                                                          235,818
      10,743         EL PASO CORPORATION                                                                           140,519
      18,327         ENDESA SA ADR<<                                                                               613,221
       2,589         ENTERGY CORPORATION                                                                           187,728
       7,859         EXELON CORPORATION                                                                            448,828
       5,069         FIRSTENERGY CORPORATION                                                                       258,925
       5,084         FPL GROUP INCORPORATED                                                                        213,172
       3,098         HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED<<                                                    82,810
      43,259         HONG KONG ELECTRIC HOLDINGS LIMITED ADR                                                       199,883
       2,029         INTERNATIONAL POWER PLC ADR+<<                                                                102,525
       1,982         KINDER MORGAN INCORPORATED                                                                    183,890
       2,996         LACLEDE GROUP INCORPORATED                                                                    100,935
       6,599         NATIONAL GRID PLC ADR                                                                         347,437
         859         NICOR INCORPORATED<<                                                                           36,877
       5,095         NISOURCE INCORPORATED                                                                         104,600
       3,828         NSTAR                                                                                         112,390
       6,235         PG&E CORPORATION                                                                              237,242
       1,674         PINNACLE WEST CAPITAL CORPORATION                                                              68,718
       6,636         PPL CORPORATION                                                                               211,025
       3,287         PROGRESS ENERGY INCORPORATED                                                                  145,877

SHARES               SECURITY NAME                                                                               VALUE
       3,301         PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                             $    229,056
       6,859         RELIANT ENERGY INCORPORATED+<<                                                                 69,687
       5,839         RWE AG ADR<<                                                                                  501,580
       9,845         SCOTTISH POWER PLC ADR                                                                        402,168
       3,756         SEMPRA ENERGY<<                                                                               179,687
       3,868         SOUTH JERSEY INDUSTRIES INCORPORATED                                                          110,625
       8,430         SOUTHERN COMPANY<<                                                                            286,873
       5,710         TXU CORPORATION                                                                               299,147
       1,467         UIL HOLDINGS CORPORATION                                                                       75,184
       4,626         WASTE MANAGEMENT INCORPORATED                                                                 153,861
       8,875         WILLIAMS COMPANIES INCORPORATED                                                               191,434
       7,369         XCEL ENERGY INCORPORATED<<                                                                    136,769

                                                                                                                10,368,689
                                                                                                              ------------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 7.27%
       2,402         ADC TELECOMMUNICATIONS INCORPORATED+<<                                                         60,819
       5,489         ADVANCED MICRO DEVICES INCORPORATED+                                                          212,260
       7,520         ALCATEL SA ADR+<<                                                                             101,520
       5,474         ALTERA CORPORATION+                                                                           109,699
       3,877         AMERICAN POWER CONVERSION CORPORATION                                                          79,207
       4,885         ANALOG DEVICES INCORPORATED                                                                   186,314
       3,820         ANDREW CORPORATION+                                                                            51,799
         707         APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                         16,572
         961         ATMI INCORPORATED+                                                                             28,859
       2,051         AVX CORPORATION                                                                                33,965
       1,329         BENCHMARK ELECTRONICS INCORPORATED+<<                                                          46,807
       5,323         BROADCOM CORPORATION CLASS A+                                                                 240,014
       7,359         CANON INCORPORATED ADR<<                                                                      459,790
         741         CERADYNE INCORPORATED+<<                                                                       45,112
      13,247         CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+                                            108,095
      80,179         CISCO SYSTEMS INCORPORATED+                                                                 1,622,823
       3,509         COMVERSE TECHNOLOGY INCORPORATED+<<                                                           100,919
       1,440         CREE INCORPORATED+<<                                                                           43,128
         815         CYMER INCORPORATED+                                                                            36,659
       3,055         CYPRESS SEMICONDUCTOR CORPORATION+<<                                                           54,257
       1,968         DSP GROUP INCORPORATED+                                                                        52,939
         719         ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                    17,946
       5,165         EMERSON ELECTRIC COMPANY                                                                      422,549
       1,361         ENERGIZER HOLDINGS INCORPORATED+                                                               74,351
       2,037         FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                            35,403
       6,483         FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                 175,300
     133,433         GENERAL ELECTRIC COMPANY                                                                    4,385,943
       2,397         GRAFTECH INTERNATIONAL LIMITED+                                                                12,225
         858         GREATBATCH INCORPORATED+<<                                                                     18,970
         834         HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                   92,032
       2,360         HARRIS CORPORATION                                                                            107,805
      10,267         INFINEON TECHNOLOGIES AG ADR+<<                                                                94,559
       3,576         INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                     53,104

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------


SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
      72,507         INTEL CORPORATION                                                                        $  1,493,644
       1,851         INTERDIGITAL COMMUNICATIONS CORPORATION+                                                       47,663
       1,031         INTERNATIONAL RECTIFIER CORPORATION+<<                                                         38,250
       2,567         INTERSIL CORPORATION CLASS A                                                                   72,749
       2,825         JABIL CIRCUIT INCORPORATED+                                                                   106,926
       2,533         KLA-TENCOR CORPORATION                                                                        132,299
       5,974         KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES                                          194,274
       1,343         L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                      111,617
       4,030         LINEAR TECHNOLOGY CORPORATION                                                                 148,546
       1,024         LITTELFUSE INCORPORATED+                                                                       29,430
       5,997         LSI LOGIC CORPORATION+                                                                         58,471
      31,973         LUCENT TECHNOLOGIES INCORPORATED+<<                                                            89,524
      21,220         MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                            447,954
       4,219         MAXIM INTEGRATED PRODUCTS INCORPORATED                                                        164,921
       1,299         MAYTAG CORPORATION                                                                             22,343
         633         MCDATA CORPORATION CLASS A+                                                                     2,798
       3,026         MICROCHIP TECHNOLOGY INCORPORATED                                                             106,515
       7,678         MICRON TECHNOLOGY INCORPORATED+                                                               119,086
      27,970         MINEBEA COMPANY LIMITED ADR                                                                   340,493
       3,414         MOLEX INCORPORATED                                                                            108,668
      31,243         MOTOROLA INCORPORATED                                                                         668,600
       1,700         NATIONAL PRESTO INDUSTRIES INCORPORATED                                                        74,375
       4,976         NATIONAL SEMICONDUCTOR CORPORATION                                                            139,577
       5,011         NETWORK APPLIANCE INCORPORATED+                                                               166,165
      27,537         NOKIA OYJ ADR                                                                                 511,637
       2,130         NOVELLUS SYSTEMS INCORPORATED+<<                                                               56,935
       2,749         NVIDIA CORPORATION+                                                                           129,560
         109         OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                         2,779
       8,730         OMRON CORPORATION                                                                             244,206
         966         OPENWAVE SYSTEMS INCORPORATED+<<                                                               19,175
         598         PHOTRONICS INCORPORATED+                                                                       10,507
       1,060         PLANTRONICS INCORPORATED                                                                       36,634
       2,906         PMC-SIERRA INCORPORATED+                                                                       29,670
       2,714         POLYCOM INCORPORATED+<<                                                                        52,706
       1,732         POWERWAVE TECHNOLOGIES+<<                                                                      25,426
       1,582         QLOGIC CORPORATION+                                                                            65,083
      20,425         QUALCOMM INCORPORATED<<                                                                       964,264
       2,021         RAMBUS INCORPORATED+                                                                           62,752
         371         RF MICRO DEVICES INCORPORATED+<<                                                                2,497
       2,589         ROCKWELL COLLINS INCORPORATED                                                                 137,605
         759         ROGERS CORPORATION+                                                                            37,221
       7,746         SANMINA-SCI CORPORATION+                                                                       29,900
       6,574         SANYO ELECTRIC COMPANY LIMITED<<                                                               81,649
       1,370         SEMTECH CORPORATION+                                                                           25,729
         430         SILICON IMAGE INCORPORATED+                                                                     4,696
         938         SILICON LABORATORIES INCORPORATED+                                                             45,005
      14,783         SIRIUS SATELLITE RADIO INCORPORATED+<<                                                         75,541
         742         SKYWORKS SOLUTIONS INCORPORATED+                                                                3,903
       1,079         SOHU.COM INCORPORATED+                                                                         22,691
       7,559         SONY CORPORATION ADR                                                                          354,366
       2,901         TDK CORPORATION ADR                                                                           200,894
       8,827         TELLABS INCORPORATED+                                                                         129,669
      21,574         TEXAS INSTRUMENTS INCORPORATED                                                                643,984

SHARES               SECURITY NAME                                                                               VALUE
       1,626         THOMAS & BETTS CORPORATION+                                                              $     79,999
         862         VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                        40,652
       3,879         VISHAY INTERTECHNOLOGY INCORPORATED+                                                           56,323
         750         WHIRLPOOL CORPORATION                                                                          67,342
       4,936         XILINX INCORPORATED                                                                           134,654

                                                                                                                18,452,286
                                                                                                              ------------

ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES - 0.62%
       1,972         AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                         85,545
       1,948         APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                     22,382
       3,874         BEARINGPOINT INCORPORATED+<<                                                                   34,517
         834         CDI CORPORATION                                                                                20,425
       4,612         CELGENE CORPORATION+<<                                                                        175,256
         931         CEPHALON INCORPORATED+<<                                                                       73,996
         866         CORPORATE EXECUTIVE BOARD COMPANY                                                              86,600
         970         CV THERAPEUTICS INCORPORATED+<<                                                                26,103
       1,294         ERESEARCH TECHNOLOGY INCORPORATED+<<                                                           19,035
       1,414         FLUOR CORPORATION                                                                             122,028
       1,235         GEN-PROBE INCORPORATED+                                                                        61,701
       1,537         ICOS CORPORATION+<<                                                                            37,088
       4,110         MOODY'S CORPORATION<<                                                                         275,370
       1,589         NAVIGANT CONSULTING INCORPORATED+<<                                                            30,970
       4,434         PAYCHEX INCORPORATED                                                                          177,582
       2,430         QUEST DIAGNOSTICS INCORPORATED                                                                128,474
       1,414         RESOURCES CONNECTION INCORPORATED+<<                                                           38,913
         769         RIGEL PHARMACEUTICALS INCORPORATED+                                                             7,305
       9,858         SERVICEMASTER COMPANY                                                                         123,422
       1,582         TELIK INCORPORATED+<<                                                                          34,994

                                                                                                                 1,581,706
                                                                                                              ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
& TRANSPORTATION EQUIPMENT - 0.31%
       1,103         AMERON INTERNATIONAL CORPORATION                                                               65,518
       1,504         BALL CORPORATION                                                                               64,070
       1,759         CRANE COMPANY                                                                                  67,704
       1,876         FORTUNE BRANDS INCORPORATED                                                                   145,484
       3,053         ILLINOIS TOOL WORKS INCORPORATED                                                              262,070
         981         NCI BUILDING SYSTEMS INCORPORATED+<<                                                           56,584
       2,077         SNAP-ON INCORPORATED                                                                           80,837
       1,671         WATER PIK TECHNOLOGIES INCORPORATED+                                                           46,036

                                                                                                                   788,303
                                                                                                              ------------

FINANCIAL SERVICES - 0.04%
       4,932         JANUS CAPITAL GROUP INCORPORATED<<                                                            108,159
                                                                                                              ------------

FOOD & KINDRED PRODUCTS - 2.82%
       1,088         AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                        4,733
       3,523         ANHEUSER-BUSCH COMPANIES INCORPORATED<<                                                       146,345
       9,393         ARCHER-DANIELS-MIDLAND COMPANY                                                                297,946
       8,417         CADBURY SCHWEPPES PLC ADR<<                                                                   344,424
       4,471         CAMPBELL SOUP COMPANY                                                                         139,182
       4,143         COCA-COLA ENTERPRISES INCORPORATED                                                             81,410
       7,404         CONAGRA FOODS INCORPORATED                                                                    155,706
       2,015         DEL MONTE FOODS COMPANY                                                                        21,923

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCK - (CONTINUED)
       6,283         DIAGEO PLC ADR<<                                                                         $    387,661
       3,610         GENERAL MILLS INCORPORATED                                                                    177,792
      20,123         GROUPE DANONE ADR<<                                                                           484,361
         508         HANSEN NATURAL CORPORATION+<<                                                                  47,417
       2,460         HERSHEY FOODS CORPORATION                                                                     125,829
       4,250         HJ HEINZ COMPANY                                                                              160,948
       2,675         HORMEL FOODS CORPORATION                                                                       92,100
         990         JM SMUCKER COMPANY<<                                                                           39,125
       3,747         KELLOGG COMPANY                                                                               166,030
      28,187         KIRIN BREWERY COMPANY LIMITED ADR                                                             370,095
       3,535         KRAFT FOODS INCORPORATED CLASS A<<                                                            106,368
       2,931         MCCORMICK & COMPANY INCORPORATED                                                               96,225
         248         MOLSON COORS BREWING COMPANY                                                                   15,562
      15,328         NESTLE SA ADR                                                                               1,126,973
       3,445         PEPSIAMERICAS INCORPORATED                                                                     82,404
      19,150         PEPSICO INCORPORATED                                                                        1,131,956
      10,933         SARA LEE CORPORATION                                                                          193,186
      22,515         THE COCA-COLA COMPANY<<                                                                       944,955
         485         TREEHOUSE FOODS INCORPORATED+                                                                  10,937
       4,474         TYSON FOODS INCORPORATED CLASS A                                                               60,533
       2,240         WM. WRIGLEY JR. COMPANY                                                                       142,330

                                                                                                                 7,154,456
                                                                                                              ------------
FOOD STORES - 0.63%
       5,159         ALBERTSON'S INCORPORATED<<                                                                    131,245
      16,324         KONINKLIJKE AHOLD NV ADR+                                                                     133,367
       9,968         KROGER COMPANY+                                                                               199,759
       6,412         SAFEWAY INCORPORATED                                                                          155,876
      11,292         STARBUCKS CORPORATION+                                                                        410,125
      25,743         TESCO PLC ADR                                                                                 457,136
       1,860         WHOLE FOODS MARKET INCORPORATED                                                               118,817

                                                                                                                 1,606,325
                                                                                                              ------------

FORESTRY - 0.08%
       2,946         WEYERHAEUSER COMPANY                                                                          201,182
                                                                                                              ------------

FURNITURE & FIXTURES - 0.24%
       1,928         HERMAN MILLER INCORPORATED                                                                     58,206
         704         HILLENBRAND INDUSTRIES INCORPORATED                                                            35,791
       1,251         HNI CORPORATION                                                                                72,921
       1,138         HOOKER FURNITURE CORPORATION                                                                   17,491
       3,982         LEGGETT & PLATT INCORPORATED                                                                   93,497
       6,550         MASCO CORPORATION                                                                             204,295
       4,086         NEWELL RUBBERMAID INCORPORATED                                                                101,619
         663         SELECT COMFORT CORPORATION+<<                                                                  24,233

                                                                                                                   608,053
                                                                                                              ------------

GENERAL MERCHANDISE STORES - 1.16%
       2,039         BIG LOTS INCORPORATED+                                                                         25,916
       5,264         DOLLAR GENERAL CORPORATION                                                                     91,699
       2,025         FAMILY DOLLAR STORES INCORPORATED                                                              52,083
       3,620         FEDERATED DEPARTMENT STORES INCORPORATED                                                      257,165
       2,606         FOOT LOCKER INCORPORATED                                                                       60,225
       1,197         FRED'S INCORPORATED                                                                            16,722
       3,059         JC PENNEY COMPANY INCORPORATED                                                                179,380
       1,490         SEARS HOLDINGS CORPORATION+                                                                   179,470
      11,751         TARGET CORPORATION                                                                            639,254

SHARES               SECURITY NAME                                                                               VALUE
       7,490         TJX COMPANIES INCORPORATED                                                               $    183,430
      27,796         WAL-MART STORES INCORPORATED                                                                1,260,826

                                                                                                                 2,946,170
                                                                                                              ------------

HEALTH SERVICES - 0.61%
         452         AMEDISYS INCORPORATED+<<                                                                       14,545
       6,402         CAREMARK RX INCORPORATED+                                                                     318,500
         982         COVANCE INCORPORATED+                                                                          55,434
       1,425         DAVITA INCORPORATED+                                                                           83,206
           7         ENZON PHARMACEUTICALS INCORPORATED+                                                                47
       5,697         HCA INCORPORATED                                                                              272,886
       4,215         HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                             89,737
         804         HEALTHWAYS INCORPORATED+                                                                       35,014
       3,414         HUMAN GENOME SCIENCES INCORPORATED+<<                                                          42,743
         610         LCA-VISION INCORPORATED                                                                        26,596
       1,326         LINCARE HOLDINGS INCORPORATED+                                                                 54,234
       1,200         MANOR CARE INCORPORATED                                                                        49,620
       2,293         NEKTAR THERAPEUTICS+<<                                                                         47,947
       1,361         ODYSSEY HEALTHCARE INCORPORATED+                                                               25,614
         424         PEDIATRIX MEDICAL GROUP INCORPORATED+                                                          40,017
       1,161         RENAL CARE GROUP INCORPORATED+                                                                 55,391
       1,478         SIERRA HEALTH SERVICES INCORPORATED+                                                           61,618
       6,266         TENET HEALTHCARE CORPORATION+                                                                  49,439
       1,265         TRIAD HOSPITALS INCORPORATED+                                                                  54,471
       1,149         UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+<<                                         40,387
         681         UNIVERSAL HEALTH SERVICES CLASS B                                                              34,207
       2,551         VALEANT PHARMACEUTICALS INTERNATIONAL                                                          45,459
       1,802         WATSON PHARMACEUTICALS INCORPORATED+                                                           54,024

                                                                                                                 1,551,136
                                                                                                              ------------

HOLDING & OTHER INVESTMENT OFFICES - 1.93%
       1,762         4KIDS ENTERTAINMENT INCORPORATED+                                                              29,954
       2,246         ACADIA REALTY TRUST                                                                            49,255
       2,524         AGREE REALTY CORPORATION                                                                       78,774
         960         AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                  27,360
       5,129         ARCHSTONE-SMITH TRUST                                                                         243,115
       1,551         BEDFORD PROPERTY INVESTORS                                                                     41,598
       2,351         BOSTON PROPERTIES INCORPORATED                                                                199,059
       1,665         CAPITAL TRUST INCORPORATED NEW YORK CLASS A                                                    56,277
         559         CEDAR SHOPPING CENTERS INCORPORATED                                                             8,502
       2,018         CENTRACORE PROPERTIES TRUST                                                                    54,526
       2,356         CORPORATE OFFICE PROPERTIES TRUST                                                              97,821
       5,109         CRESCENT REAL ESTATE EQUITIES COMPANY                                                         107,544
       4,287         DISCOVERY HOLDING COMPANY CLASS A+<<                                                           62,590
       4,286         DUKE REALTY CORPORATION                                                                       150,439
       1,414         EASTGROUP PROPERTIES INCORPORATED<<                                                            64,973
       1,645         ENTERTAINMENT PROPERTIES TRUST                                                                 68,021
         895         EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                       42,683
       5,834         EQUITY OFFICE PROPERTIES TRUST                                                                183,479
       4,653         EQUITY RESIDENTIAL                                                                            210,688
       3,539         GENERAL GROWTH PROPERTIES INCORPORATED                                                        178,330
       2,272         HERITAGE PROPERTY INVESTMENT TRUST                                                             87,154
       8,033         HOST MARRIOTT CORPORATION<<                                                                   156,081

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
       1,915         IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                   $     15,914
       3,190         ISTAR FINANCIAL INCORPORATED                                                                  121,539
       1,408         KILROY REALTY CORPORATION                                                                     105,347
       6,142         KIMCO REALTY CORPORATION<<                                                                    220,682
       1,602         LASALLE HOTEL PROPERTIES                                                                       64,000
       2,499         MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                135,696
      44,239         MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED ADR                                               659,161
       1,723         NATIONAL HEALTH INVESTORS INCORPORATED                                                         45,866
         823         NOVASTAR FINANCIAL INCORPORATED<<                                                              25,225
         832         ONE LIBERTY PROPERTIES INCORPORATED                                                            16,856
         892         PARKWAY PROPERTIES INCORPORATED                                                                39,284
       4,204         PLUM CREEK TIMBER COMPANY                                                                     156,179
       1,679         PROLOGIS                                                                                       88,181
       1,536         RAIT INVESTMENT TRUST                                                                          41,933
       2,615         RAMCO-GERSHENSON PROPERTIES                                                                    75,992
         658         REDWOOD TRUST INCORPORATED                                                                     27,281
       1,634         SAUL CENTERS INCORPORATED                                                                      63,383
       2,908         SIMON PROPERTY GROUP INCORPORATED<<                                                           241,277
       1,364         SOVRAN SELF STORAGE INCORPORATED                                                               70,928
       2,005         TANGER FACTORY OUTLET CENTERS INCORPORATED                                                     64,761
       2,526         TOWN & COUNTRY TRUST<<                                                                        101,772
       3,691         TRUSTREET PROPERTIES INCORPORATED                                                              53,519
       1,021         UNIVERSAL HEALTH REALTY INCOME TRUST                                                           35,990
       2,423         VORNADO REALTY TRUST<<                                                                        215,623

                                                                                                                 4,884,612
                                                                                                              ------------

HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES - 0.25%
       4,025         BED BATH & BEYOND INCORPORATED+                                                               145,061
       5,568         BEST BUY COMPANY INCORPORATED<<                                                               299,892
       3,004         CIRCUIT CITY STORES INCORPORATED                                                               72,186
         607         COST PLUS INCORPORATED+<<                                                                      11,648
       2,261         RADIO SHACK CORPORATION                                                                        44,203
       1,467         WILLIAMS-SONOMA INCORPORATED+<<                                                                59,399

                                                                                                                   632,389
                                                                                                              ------------

HOTELS, ROOMING HOUSES, CAMPS &
OTHER LODGE PLACES - 0.29%
       1,393         GAYLORD ENTERTAINMENT COMPANY+<<                                                               62,197
       7,778         HILTON HOTELS CORPORATION                                                                     188,228
       2,912         MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                   199,181
       3,004         MGM MIRAGE+                                                                                   111,058
       2,902         STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                              184,277

                                                                                                                   744,941
                                                                                                              ------------

INDUSTRIAL & COMMERCIAL MACHINERY
& COMPUTER EQUIPMENT - 4.74%
       7,667         3M COMPANY                                                                                    564,215
         780         ACTUANT CORPORATION CLASS A                                                                    42,978
       2,625         AMERICAN STANDARD COMPANIES INCORPORATED                                                      103,897
      10,279         APPLE COMPUTER INCORPORATED+                                                                  704,523

SHARES               SECURITY NAME                                                                               VALUE
      22,138         APPLIED MATERIALS INCORPORATED                                                           $    406,011
       4,303         BAKER HUGHES INCORPORATED                                                                     292,475
       1,190         BLACK & DECKER CORPORATION                                                                    101,840
         855         BLACK BOX CORPORATION<<                                                                        40,852
       3,944         BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                   20,785
       1,079         BROOKS AUTOMATION INCORPORATED+                                                                16,930
         656         CASCADE CORPORATION                                                                            34,020
       8,568         CATERPILLAR INCORPORATED                                                                      626,149
         762         CDW CORPORATION<<                                                                              43,327
       2,164         COOPER CAMERON CORPORATION+<<                                                                  87,642
       3,219         DEERE & COMPANY                                                                               245,513
      29,630         DELL INCORPORATED+                                                                            859,270
       1,137         DIEBOLD INCORPORATED                                                                           45,480
       2,906         DOVER CORPORATION                                                                             139,314
       2,086         EATON CORPORATION                                                                             145,332
      31,888         EMC CORPORATION+                                                                              447,070
       1,495         EMULEX CORPORATION+                                                                            26,611
       3,879         ENTEGRIS INCORPORATED+                                                                         40,574
       1,215         FLOWSERVE CORPORATION+                                                                         62,451
       4,543         GATEWAY INCORPORATED+                                                                          10,721
       2,780         GRANT PRIDECO INCORPORATED+                                                                   112,507
      37,340         HEWLETT-PACKARD COMPANY                                                                     1,225,125
       3,067         HITACHI LIMITED ADR                                                                           214,230
      17,637         INTERNATIONAL BUSINESS MACHINES CORPORATION                                                 1,415,193
       2,952         JOY GLOBAL INCORPORATED                                                                       152,205
       5,490         KOMATSU LIMITED ADR                                                                           395,309
       2,192         LAM RESEARCH CORPORATION+<<                                                                    94,475
       1,604         LEXMARK INTERNATIONAL INCORPORATED+                                                            75,532
       1,152         LINDSAY MANUFACTURING COMPANY                                                                  28,224
      21,857         MAKITA CORPORATION                                                                            633,503
       1,020         MANITOWOC COMPANY INCORPORATED                                                                 78,611
       2,400         NATIONAL-OILWELL VARCO INCORPORATED+                                                          146,112
      22,710         NEC CORPORATION ADR                                                                           140,348
         888         NORDSON CORPORATION                                                                            44,329
       2,468         PALL CORPORATION                                                                               72,609
         753         PALM INCORPORATED+<<                                                                           31,099
       1,737         PARKER HANNIFIN CORPORATION                                                                   135,781
       2,054         PENTAIR INCORPORATED                                                                           82,468
       2,735         PITNEY BOWES INCORPORATED                                                                     116,894
       1,639         ROBBINS & MYERS INCORPORATED                                                                   34,386
       2,549         SANDISK CORPORATION+                                                                          153,807
       1,873         SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                        57,276
       7,175         SIEMENS AG ADR<<                                                                              659,956
       3,608         SMITH INTERNATIONAL INCORPORATED                                                              139,738
      13,480         SOLECTRON CORPORATION+                                                                         48,663
       1,443         SPX CORPORATION                                                                                71,068
       1,281         STANLEY WORKS                                                                                  64,229
       4,309         SYMBOL TECHNOLOGIES INCORPORATED                                                               50,071
         753         TENNANT COMPANY                                                                                35,165
         938         TEREX CORPORATION+                                                                             74,243
       1,040         TORO COMPANY                                                                                   47,975
       2,378         VARIAN MEDICAL SYSTEMS INCORPORATED+                                                          137,639
       4,518         WESTERN DIGITAL CORPORATION+                                                                  100,526
       1,123         ZEBRA TECHNOLOGIES CORPORATION CLASS A+<<                                                      49,569

                                                                                                                12,026,845
                                                                                                              ------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.33%
       4,803         AON CORPORATION                                                                          $    190,247
       1,257         HILB, ROGAL & HAMILTON COMPANY                                                                 48,583
       2,130         HUMANA INCORPORATED+                                                                          110,057
       1,577         JEFFERSON-PILOT CORPORATION<<                                                                  95,014
       7,239         MARSH & MCLENNAN COMPANIES INCORPORATED                                                       223,757
       1,288         NATIONAL FINANCIAL PARTNERS CORPORATION                                                        75,799
       4,604         UNUMPROVIDENT CORPORATION<<                                                                    95,257

                                                                                                                   838,714
                                                                                                              ------------

INSURANCE CARRIERS - 4.27%
       6,936         AETNA INCORPORATED                                                                            353,736
       5,743         AFLAC INCORPORATED                                                                            265,614
      22,618         ALLIANZ AG ADR<<                                                                              365,959
       6,189         ALLSTATE CORPORATION                                                                          339,033
       1,342         AMBAC FINANCIAL GROUP INCORPORATED                                                            100,851
      26,747         AMERICAN INTERNATIONAL GROUP INCORPORATED                                                   1,774,931
       1,029         AMERICAN NATIONAL INSURANCE COMPANY                                                           117,759
       1,572         AMERICAN PHYSICIANS CAPITAL INCORPORATED+<<                                                    77,484
       9,305         AXA ADR<<                                                                                     329,211
       1,770         CENTENE CORPORATION+<<                                                                         48,410
       2,299         CHUBB CORPORATION                                                                             220,129
       1,674         CIGNA CORPORATION                                                                             205,483
       3,278         CINCINNATI FINANCIAL CORPORATION                                                              145,412
       2,746         FIDELITY NATIONAL FINANCIAL INCORPORATED                                                      103,689
         480         FIDELITY NATIONAL TITLE GROUP INCORPORATED<<                                                   11,376
       3,735         HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                307,689
       1,923         HEALTH NET INCORPORATED+                                                                       92,208
      13,141         ING GROUP NV ADR<<                                                                            493,970
       1,109         KANSAS CITY LIFE INSURANCE COMPANY                                                             55,894
         573         LANDAMERICA FINANCIAL GROUP INCORPORATED                                                       38,219
       1,615         LINCOLN NATIONAL CORPORATION<<                                                                 91,684
       2,385         LOEWS CORPORATION                                                                             220,040
         222         MARKEL CORPORATION+                                                                            72,938
       1,832         MBIA INCORPORATED<<                                                                           107,612
       1,200         MERCURY GENERAL CORPORATION                                                                    67,080
       5,007         METLIFE INCORPORATED                                                                          250,951
       1,202         MGIC INVESTMENT CORPORATION                                                                    76,627
       3,123         MILLEA HOLDINGS INCORPORATED                                                                  316,922
       4,303         OLD REPUBLIC INTERNATIONAL CORPORATION                                                         91,611
         806         PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+<<                                               86,242
       1,288         PMI GROUP INCORPORATED                                                                         55,770
       3,931         PRINCIPAL FINANCIAL GROUP INCORPORATED                                                        191,518
       2,602         PROGRESSIVE CORPORATION                                                                       279,585
       6,086         PRUDENTIAL FINANCIAL INCORPORATED                                                             468,865
       1,488         RADIAN GROUP INCORPORATED                                                                      84,444
       1,986         SAFECO CORPORATION                                                                            102,299
       8,899         ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                     382,479
       1,062         STANCORP FINANCIAL GROUP INCORPORATED                                                          57,454

SHARES               SECURITY NAME                                                                               VALUE
       1,176         STEWART & STEVENSON SERVICES CORPORATION                                                 $     40,513
       3,449         SWISS REINSURANCE COMPANY ADR<<                                                               245,728
       1,375         THE HANOVER INSURANCE GROUP INCORPORATED                                                       66,619
       2,042         TORCHMARK CORPORATION                                                                         111,636
         820         TRANSATLANTIC HOLDING INCORPORATED                                                             50,135
      16,102         UNITEDHEALTH GROUP INCORPORATED<<                                                             937,619
       1,719         UNITRIN INCORPORATED                                                                           83,114
       1,768         W.R. BERKLEY CORPORATION                                                                      102,350
       7,514         WELLPOINT INCORPORATED+                                                                       577,000
       1,051         ZENITH NATIONAL INSURANCE CORPORATION                                                          54,127
       4,730         ZURICH FINANCIAL SERVICES AG ADR+                                                             111,791

                                                                                                                10,831,810
                                                                                                              ------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.03%
       1,196         CORRECTIONS CORPORATION OF AMERICA+                                                            51,440
         770         GEO GROUP INCORPORATED+                                                                        17,402

                                                                                                                    68,842
                                                                                                              ------------

LEATHER & LEATHER PRODUCTS - 0.09%
         522         BROWN SHOE COMPANY INCORPORATED                                                                24,899
       5,926         COACH INCORPORATED+                                                                           211,677

                                                                                                                   236,576
                                                                                                              ------------

LUMBER & WOOD PRODUCTS, EXCEPT
FURNITURE - 0.04%
       1,497         COACHMEN INDUSTRIES INCORPORATED                                                               17,665
       1,320         LOUISIANA-PACIFIC CORPORATION                                                                  37,528
       1,230         SKYLINE CORPORATION                                                                            49,347

                                                                                                                   104,540
                                                                                                              ------------

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 2.64%
       1,007         ABAXIS INCORPORATED+<<                                                                         22,144
       1,644         ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                        73,125
       9,155         ADVANTEST CORPORATION ADR                                                                     260,002
       1,045         AFFYMETRIX INCORPORATED+<<                                                                     37,108
       7,081         AGILENT TECHNOLOGIES INCORPORATED+                                                            254,916
       2,055         ALIGN TECHNOLOGY INCORPORATED+                                                                 16,769
       1,801         ALLERGAN INCORPORATED                                                                         194,976
       3,469         APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                   98,069
         599         ARMOR HOLDINGS INCORPORATED+<<                                                                 35,179
         701         ARTHROCARE CORPORATION+<<                                                                      31,664
         763         BADGER METER INCORPORATED                                                                      40,775
         932         BAUSCH & LOMB INCORPORATED                                                                     64,504
       8,132         BAXTER INTERNATIONAL INCORPORATED                                                             307,796
       3,654         BECTON DICKINSON & COMPANY                                                                    233,308
       3,793         BIOMET INCORPORATED                                                                           138,065
       8,714         BOSTON SCIENTIFIC CORPORATION+<<                                                              212,796
       1,673         C.R. BARD INCORPORATED                                                                        109,565
         310         COOPER COMPANIES INCORPORATED                                                                  16,266
         360         CREDENCE SYSTEMS CORPORATION+<<                                                                 3,118
         577         CYBERONICS INCORPORATED+<<                                                                     15,677
       3,339         DANAHER CORPORATION<<                                                                         202,277
         234         DRS TECHNOLOGIES INCORPORATED                                                                  12,348

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
       4,061         EASTMAN KODAK COMPANY<<                                                                  $    113,911
         177         FARO TECHNOLOGIES INCORPORATED+<<                                                               2,830
       1,385         FEI COMPANY+<<                                                                                 27,714
       1,591         FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                               108,443
       9,417         FUJI PHOTO FILM COMPANY LIMITED ADR                                                           301,344
       4,074         GUIDANT CORPORATION                                                                           312,720
       1,624         HOLOGIC INCORPORATED+                                                                          77,676
       1,094         INTEGRA LIFESCIENCES HOLDINGS+<<                                                               43,585
         793         INTUITIVE SURGICAL INCORPORATED+<<                                                             71,529
       1,084         KEITHLEY INSTRUMENTS INCORPORATED                                                              16,347
         673         KENSEY NASH CORPORATION+<<                                                                     16,475
         436         LASERSCOPE+<<                                                                                   9,535
         770         MEASUREMENT SPECIALTIES INCORPORATED+                                                          18,803
      14,630         MEDTRONIC INCORPORATED                                                                        789,288
       1,186         MENTOR CORPORATION<<                                                                           51,045
         677         MILLIPORE CORPORATION+                                                                         46,936
       8,507         OLYMPUS CORPORATION ADR<<                                                                     247,516
       2,508         PERKINELMER INCORPORATED                                                                       59,665
       5,810         RAYTHEON COMPANY                                                                              252,154
       2,261         RICOH COMPANY LIMITED ADR                                                                     208,125
       2,883         ROCKWELL AUTOMATION INCORPORATED                                                              196,534
         648         SOMANETICS CORPORATION+<<                                                                      16,407
       4,802         ST. JUDE MEDICAL INCORPORATED+                                                                218,971
       4,162         STRYKER CORPORATION                                                                           192,368
         991         SYBRON DENTAL SPECIALTIES INCORPORATED+<<                                                      37,916
         925         TECHNE CORPORATION+<<                                                                          55,010
       1,762         TEKTRONIX INCORPORATED                                                                         54,270
       3,038         TERADYNE INCORPORATED+                                                                         51,008
       1,572         TRIMBLE NAVIGATION LIMITED+                                                                    64,311
         486         UNITED INDUSTRIAL CORPORATION NEW YORK                                                         25,107
       1,350         VARIAN INCORPORATED+                                                                           53,865
       1,572         VIASYS HEALTHCARE INCORPORATED+                                                                45,871
       1,999         WATERS CORPORATION+                                                                            85,417
       1,227         WRIGHT MEDICAL GROUP INCORPORATED+<<                                                           23,718
      12,128         XEROX CORPORATION+<<                                                                          180,707
       3,213         ZIMMER HOLDINGS INCORPORATED+                                                                 222,275
         737         ZOLL MEDICAL CORPORATION+                                                                      19,346

                                                                                                                 6,699,189
                                                                                                              ------------

MEDICAL MANAGEMENT SERVICES - 0.06%
       2,586         COVENTRY HEALTH CARE INCORPORATED+                                                            154,177
                                                                                                              ------------

MEMBERSHIP ORGANIZATIONS - 0.17%
      11,688         ANGLO AMERICAN PLC<<                                                                          437,832
                                                                                                              ------------

METAL MINING - 0.51%
         613         CLEVELAND CLIFFS INCORPORATED<<                                                                52,749
       2,433         FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                         123,183
       5,290         NEWMONT MINING CORPORATION                                                                    279,947
       1,403         PHELPS DODGE CORPORATION                                                                      193,614
       3,051         RIO TINTO PLC ADR                                                                             575,540
         791         ROYAL GOLD INCORPORATED<<                                                                      24,861
         395         SOUTHERN COPPER CORPORATION                                                                    31,462
         496         STILLWATER MINING COMPANY+                                                                      6,453

                                                                                                                 1,287,809
                                                                                                              ------------

SHARES               SECURITY NAME                                                                               VALUE
MINING & QUARRYING OF NONMETALLIC
MINERALS, EXCEPT FUELS - 0.05%

       1,754         VULCAN MATERIALS COMPANY                                                                 $    138,566
                                                                                                              ------------

MISCELLANEOUS MANUFACTURING
INDUSTRIES - 0.99%
         440         ACCO BRANDS CORPORATION+                                                                       10,463
       3,899         HASBRO INCORPORATED                                                                            79,111
         120         JAKKS PACIFIC INCORPORATED+                                                                     2,978
      36,935         JOHNSON & JOHNSON                                                                           2,129,303
       6,354         MATTEL INCORPORATED                                                                           107,065
         799         RC2 CORPORATION+                                                                               28,788
       1,243         RUSS BERRIE & COMPANY INCORPORATED                                                             16,892
       1,230         STEINWAY MUSICAL INSTRUMENTS+                                                                  40,529
       2,233         TIFFANY & COMPANY                                                                              82,911

                                                                                                                 2,498,040
                                                                                                              ------------

MISCELLANEOUS RETAIL - 0.97%
       4,471         AMAZON.COM INCORPORATED+<<                                                                    167,618
         816         BLAIR CORPORATION                                                                              33,660
       6,231         COSTCO WHOLESALE CORPORATION                                                                  319,526
      10,682         CVS CORPORATION                                                                               302,621
         878         DICK'S SPORTING GOODS INCORPORATED+<<                                                          33,276
       1,111         DILLARDS INCORPORATED CLASS A                                                                  27,408
       1,654         DOLLAR TREE STORES INCORPORATED+                                                               45,353
       2,154         EXPRESS SCRIPTS INCORPORATED+                                                                 187,980
       2,498         MICHAELS STORES INCORPORATED                                                                   80,186
       4,851         OFFICE DEPOT INCORPORATED+                                                                    173,084
          97         OVERSTOCK.COM INCORPORATED+<<                                                                   2,182
       2,736         PETSMART INCORPORATED                                                                          71,026
       1,315         PRICELINE.COM INCORPORATED+<<                                                                  32,283
      11,227         RITE AID CORPORATION+<<                                                                        41,428
      10,967         STAPLES INCORPORATED                                                                          269,130
      13,228         WALGREEN COMPANY                                                                              593,408
       1,303         WORLD FUEL SERVICES CORPORATION                                                                39,481
       1,136         ZALE CORPORATION+                                                                              29,593

                                                                                                                 2,449,243
                                                                                                              ------------

MISCELLANEOUS SERVICES - 0.11%
      14,147         ADECCO SA ADR                                                                                 194,663
       1,214         D&B CORPORATION+                                                                               88,306

                                                                                                                   282,969
                                                                                                              ------------

MOTION PICTURES - 0.97%
      42,876         LIBERTY MEDIA CORPORATION CLASS A+                                                            353,298
       1,369         MACROVISION CORPORATION+                                                                       27,667
      23,556         NEWS CORPORATION CLASS A                                                                      383,492
      57,770         TIME WARNER INCORPORATED                                                                      999,999
      25,143         WALT DISNEY COMPANY                                                                           703,753

                                                                                                                 2,468,209
                                                                                                              ------------

MOTOR FREIGHT TRANSPORTATION &
WAREHOUSING - 0.33%
         675         ARKANSAS BEST CORPORATION                                                                      28,053
       1,072         CNF INCORPORATED                                                                               53,793
       1,358         FORWARD AIR CORPORATION                                                                        48,182
       2,480         J.B. HUNT TRANSPORT SERVICES INCORPORATED<<                                                    58,677
       1,969         LANDSTAR SYSTEM INCORPORATED                                                                   91,736

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
         354         SCS TRANSPORTATION INCORPORATED+                                                         $      9,568
       7,193         UNITED PARCEL SERVICE INCORPORATED CLASS B                                                    537,389
         328         YRC WORLDWIDE INCORPORATED+                                                                    15,691

                                                                                                                   843,089
                                                                                                              ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.50%
         679         ACCREDITED HOME LENDERS HOLDING COMPANY+<<                                                     36,198
      12,366         AMERICAN EXPRESS COMPANY                                                                      666,280
       2,354         AMERICREDIT CORPORATION+                                                                       69,443
       3,169         CAPITAL ONE FINANCIAL CORPORATION                                                             277,604
       3,254         CIT GROUP INCORPORATED                                                                        174,968
       6,159         COUNTRYWIDE FINANCIAL CORPORATION                                                             212,362
      11,763         FANNIE MAE                                                                                    643,201
       1,291         FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C                                              38,549
       1,471         FINANCIAL FEDERAL CORPORATION                                                                  41,085
       8,555         FREDDIE MAC                                                                                   576,521
       4,938         ORIX CORPORATION ADR<<                                                                        654,285
       5,886         SLM CORPORATION                                                                               332,029
         401         STUDENT LOAN CORPORATION                                                                       88,016

                                                                                                                 3,810,541
                                                                                                              ------------

OIL & GAS EXTRACTION - 2.77%
       3,518         ANADARKO PETROLEUM CORPORATION                                                                348,845
       4,561         APACHE CORPORATION                                                                            305,222
       4,998         BJ SERVICES COMPANY                                                                           156,487
       5,632         BURLINGTON RESOURCES INCORPORATED                                                             507,894
       2,020         CABOT OIL & GAS CORPORATION                                                                    91,425
       2,702         CAL DIVE INTERNATIONAL INCORPORATED+                                                           95,137
         601         CHENIERE ENERGY INCORPORATED+                                                                  23,830
       3,166         CHESAPEAKE ENERGY CORPORATION<<                                                                93,999
       1,717         CIMAREX ENERGY COMPANY                                                                         73,247
       5,642         DEVON ENERGY CORPORATION                                                                      330,791
       1,733         DIAMOND OFFSHORE DRILLING INCORPORATED                                                        134,117
         669         EDGE PETROLEUM CORPORATION+                                                                    18,692
       2,353         ENCORE ACQUISITION COMPANY+                                                                    72,096
         558         ENERGY PARTNERS LIMITED+                                                                       12,828
      13,810         ENI SPA ADR<<                                                                                 790,899
       3,105         ENSCO INTERNATIONAL INCORPORATED                                                              138,762
       3,894         EOG RESOURCES INCORPORATED                                                                    262,456
       4,136         EQUITABLE RESOURCES INCORPORATED                                                              150,385
       6,075         HALLIBURTON COMPANY                                                                           413,100
       1,860         HANOVER COMPRESSOR COMPANY+<<                                                                  28,421
       1,403         KERR-MCGEE CORPORATION                                                                        137,073
       1,830         NOBLE ENERGY INCORPORATED                                                                      76,933
       5,272         OCCIDENTAL PETROLEUM CORPORATION                                                              482,599
       1,528         QUICKSILVER RESOURCES INCORPORATED+                                                            55,497
         584         REMINGTON OIL & GAS CORPORATION+                                                               24,470
      18,813         REPSOL YPF SA ADR<<                                                                           526,952
       2,165         ROWAN COMPANIES INCORPORATED<<                                                                 87,141
         746         SEACOR HOLDINGS INCORPORATED+<<                                                                54,436
       3,460         SOUTHWESTERN ENERGY COMPANY+                                                                  111,031
       2,463         ST. MARY LAND & EXPLORATION COMPANY<<                                                          94,555
         691         STONE ENERGY CORPORATION+                                                                      28,607

SHARES               SECURITY NAME                                                                               VALUE
         688         SWIFT ENERGY COMPANY+                                                                    $     26,667
       1,265         TIDEWATER INCORPORATED<<                                                                       66,096
       1,202         TODCO CLASS A+                                                                                 40,291
       7,725         TOTAL SA ADR                                                                                  974,354
       4,484         XTO ENERGY INCORPORATED                                                                       187,835

                                                                                                                 7,023,170
                                                                                                              ------------

PAPER & ALLIED PRODUCTS - 0.48%
       2,142         BEMIS COMPANY INCORPORATED                                                                     64,217
       1,146         BOWATER INCORPORATED                                                                           29,819
         704         GREIF INCORPORATED CLASS A                                                                     40,769
       6,267         INTERNATIONAL PAPER COMPANY                                                                   205,370
       5,048         KIMBERLY-CLARK CORPORATION                                                                    298,741
       3,479         MEADWESTVACO CORPORATION                                                                       96,786
         184         NEENAH PAPER INCORPORATED                                                                       5,632
       1,098         OFFICEMAX INCORPORATED                                                                         32,204
       3,614         PACTIV CORPORATION+                                                                            82,869
       4,491         REXAM PLC ADR                                                                                 201,304
       2,857         SONOCO PRODUCTS COMPANY                                                                        93,481
       1,470         TEMPLE-INLAND INCORPORATED                                                                     62,725

                                                                                                                 1,213,917
                                                                                                              ------------

PERSONAL SERVICES - 0.13%
       1,337         ANGELICA CORPORATION                                                                           26,847
       2,248         CINTAS CORPORATION                                                                             92,371
         592         G & K SERVICES INCORPORATED CLASS A                                                            23,147
       4,610         H & R BLOCK INCORPORATED                                                                      102,803
         867         REGIS CORPORATION                                                                              33,189
       4,394         SERVICE CORPORATION INTERNATIONAL US                                                           34,932
         500         UNIFIRST CORPORATION                                                                           16,755

                                                                                                                   330,044
                                                                                                              ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.14%
       1,085         AMERADA HESS CORPORATION<<                                                                    150,066
         790         ASHLAND INCORPORATED                                                                           51,563
      16,952         BP PLC ADR                                                                                  1,125,952
      26,071         CHEVRONTEXACO CORPORATION                                                                   1,472,490
      16,677         CONOCOPHILLIPS<<                                                                            1,016,630
      75,501         EXXON MOBIL CORPORATION                                                                     4,482,494
       1,528         FRONTIER OIL CORPORATION                                                                       70,670
         548         GIANT INDUSTRIES INCORPORATED+                                                                 31,894
         980         HEADWATERS INCORPORATED+<<                                                                     36,378
       5,145         MARATHON OIL CORPORATION                                                                      363,237
       2,930         MURPHY OIL CORPORATION                                                                        137,329
       8,489         ROYAL DUTCH SHELL PLC ADR CLASS A<<                                                           513,415
       6,514         ROYAL DUTCH SHELL PLC ADR CLASS B<<                                                           410,577
       2,370         SUNOCO INCORPORATED                                                                           175,617
       1,283         TESORO PETROLEUM CORPORATION                                                                   77,506
       7,254         VALERO ENERGY CORPORATION                                                                     390,193

                                                                                                                10,506,011
                                                                                                              ------------
PRIMARY METAL INDUSTRIES - 0.94%
      11,424         ALCOA INCORPORATED                                                                            334,952
         534         ALERIS INTERNATIONAL INCORPORATED+                                                             22,871
       2,359         ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                         119,153
         738         CARPENTER TECHNOLOGY CORPORATION                                                               61,689
         937         CHAPARRAL STEEL COMPANY+                                                                       42,924
       1,303         COMMSCOPE INCORPORATED+                                                                        31,259

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
         288         CURTISS-WRIGHT CORPORATION                                                               $     17,810
       2,770         ENGELHARD CORPORATION                                                                         110,108
       7,907         JOHNSON MATTHEY PLC ADR<<                                                                     396,028
      10,602         KUBOTA CORPORATION ADR                                                                        520,240
         404         LONE STAR TECHNOLOGIES INCORPORATED+                                                           20,079
       1,150         MAVERICK TUBE CORPORATION+<<                                                                   53,510
       1,971         MUELLER INDUSTRIES INCORPORATED                                                                65,063
         466         NS GROUP INCORPORATED+                                                                         19,008
       2,108         NUCOR CORPORATION                                                                             181,393
         611         OREGON STEEL MILLS INCORPORATED+                                                               23,145
       1,996         PRECISION CASTPARTS CORPORATION                                                               105,868
       1,121         QUANEX CORPORATION                                                                             69,580
       1,045         STEEL DYNAMICS INCORPORATED                                                                    48,070
         755         TEXAS INDUSTRIES INCORPORATED                                                                  45,798
       1,559         UNITED STATES STEEL CORPORATION<<                                                              84,966

                                                                                                                 2,373,514
                                                                                                              ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.00%
       3,413         BELO CORPORATION CLASS A                                                                       72,492
       9,276         CBS CORPORATION CLASS B                                                                       226,891
         879         CONSOLIDATED GRAPHICS INCORPORATED+                                                            44,890
         200         CSS INDUSTRIES INCORPORATED                                                                     6,160
       1,257         DOW JONES & COMPANY INCORPORATED<<                                                             51,097
         680         E.W. SCRIPPS COMPANY CLASS A                                                                   32,694
       1,700         ENNIS INCORPORATED                                                                             33,524
       3,342         GANNETT COMPANY INCORPORATED                                                                  207,739
         959         KNIGHT-RIDDER INCORPORATED                                                                     57,559
         260         MARTHA STEWART LIVING OMNIMEDIA INCORPORATED+                                                   4,498
         580         MCCLATCHY COMPANY CLASS A                                                                      32,057
       4,242         MCGRAW-HILL COMPANIES INCORPORATED                                                            225,208
         602         MEDIA GENERAL INCORPORATED CLASS A                                                             30,160
         963         MEREDITH CORPORATION                                                                           53,052
       2,066         NEW YORK TIMES COMPANY CLASS A                                                                 58,302
       3,309         READER'S DIGEST ASSOCIATION INCORPORATED                                                       50,264
      11,672         REED ELSEVIER NV ADR                                                                          315,611
       3,088         RR DONNELLEY & SONS COMPANY                                                                   103,942
       5,432         TOPPAN PRINTING COMPANY LIMITED ADR                                                           348,923
       3,468         TRIBUNE COMPANY                                                                               106,121
       1,223         VALASSIS COMMUNICATIONS INCORPORATED+<<                                                        33,694
       9,276         VIACOM INCORPORATED CLASS B+                                                                  370,669
          88         WASHINGTON POST COMPANY CLASS B                                                                66,198

                                                                                                                 2,531,745
                                                                                                              ------------
RAILROAD TRANSPORTATION - 0.44%
       4,995         BURLINGTON NORTHERN SANTA FE CORPORATION                                                      392,807
       3,236         CSX CORPORATION                                                                               179,210
       5,820         NORFOLK SOUTHERN CORPORATION                                                                  297,867
       2,866         UNION PACIFIC CORPORATION                                                                     253,784

                                                                                                                 1,123,668
                                                                                                              ------------

REAL ESTATE - 0.33%
      93,676         CITY DEVELOPMENTS LIMITED                                                                     548,941
         425         CONSOLIDATED-TOMOKA LAND COMPANY                                                               27,625
       1,478         JONES LANG LASALLE INCORPORATED                                                               100,031

SHARES               SECURITY NAME                                                                               VALUE
         979         NEW CENTURY FINANCIAL CORPORATION<<                                                      $     37,936
         727         PHH CORPORATION+                                                                               20,785
       1,837         ST. JOE COMPANY                                                                               110,092

                                                                                                                   845,410
                                                                                                              ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.03%
       1,965         PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                      79,386
                                                                                                              ------------

RUBBER & MISCELLANEOUS PLASTICS
PRODUCTS - 0.22%
         203         APPLIED FILMS CORPORATION+                                                                      3,900
       5,848         BRIDGESTONE CORPORATION                                                                       230,234
       1,161         COOPER TIRE & RUBBER COMPANY                                                                   17,299
       1,449         JARDEN CORPORATION+<<                                                                          43,455
       1,699         SEALED AIR CORPORATION                                                                         96,639
       3,661         THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                          52,462
         602         TREX COMPANY INCORPORATED+                                                                     15,646
       3,036         TUPPERWARE CORPORATION                                                                         64,333
       1,380         WEST PHARMACEUTICAL SERVICES INCORPORATED                                                      44,560

                                                                                                                   568,528
                                                                                                              ------------

SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES - 2.26%
       1,608         AG EDWARDS INCORPORATED                                                                        71,878
       2,473         AMERIPRISE FINANCIAL INCORPORATED                                                             112,472
       1,200         BEAR STEARNS COMPANIES INCORPORATED                                                           161,328
       1,304         BKF CAPITAL GROUP INCORPORATED<<                                                               17,474
         850         BLACKROCK INCORPORATED                                                                        120,785
      17,943         CHARLES SCHWAB CORPORATION                                                                    290,856
         448         CHICAGO MERCANTILE EXCHANGE                                                                   190,669
       9,711         CREDIT SUISSE GROUP ADR<<                                                                     537,018
       7,675         E*TRADE FINANCIAL CORPORATION+                                                                196,327
       2,246         FRANKLIN RESOURCES INCORPORATED                                                               230,619
       1,737         FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A<<                                          17,301
         951         GAMCO INVESTORS INCORPORATED CLASS A                                                           42,785
       3,964         GOLDMAN SACHS GROUP INCORPORATED                                                              560,074
       1,257         JEFFERIES GROUP INCORPORATED                                                                   71,699
         740         LADENBURG THALMANN FINANCIAL SERVICES INCORPORATED+                                               488
       1,615         LEGG MASON INCORPORATED                                                                       210,903
       3,466         LEHMAN BROTHERS HOLDINGS INCORPORATED                                                         505,863
      11,090         MERRILL LYNCH & COMPANY INCORPORATED                                                          856,259
      13,156         MORGAN STANLEY                                                                                784,887
      16,453         NOMURA HOLDINGS INCORPORATED ADR<<                                                            317,378
       2,107         NUVEEN INVESTMENTS CLASS A                                                                    101,494
         711         PIPER JAFFRAY COMPANIES INCORPORATED+                                                          35,322
       1,272         STIFEL FINANCIAL CORPORATION+                                                                  48,756
       2,071         T. ROWE PRICE GROUP INCORPORATED                                                              159,011
       4,250         TD AMERITRADE HOLDING CORPORATION+                                                             92,480

                                                                                                                 5,734,126
                                                                                                              ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.58%
         625         CABOT MICROELECTRONICS CORPORATION+<<                                                          21,325
      19,695         CORNING INCORPORATED+                                                                         480,755
       2,444         GENTEX CORPORATION                                                                             40,717

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                        WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                               VALUE
COMMON STOCKS - (CONTINUED)
       6,924         HANSON PLC ADR                                                                           $    421,949
      17,829         LAFARGE SA ADR<<                                                                              468,189
       2,408         OWENS-ILLINOIS INCORPORATED+                                                                   45,126

                                                                                                                 1,478,061
                                                                                                              ------------

TEXTILE MILL PRODUCTS - 0.04%
         953         MOHAWK INDUSTRIES INCORPORATED+                                                                82,444
         642         OXFORD INDUSTRIES INCORPORATED                                                                 29,391

                                                                                                                   111,835
                                                                                                              ------------

TOBACCO PRODUCTS - 1.08%
       3,968         ALLIANCE ONE INTERNATIONAL INCORPORATED                                                        17,658
      23,348         ALTRIA GROUP INCORPORATED                                                                   1,678,721
       7,113         BRITISH AMERICAN TOBACCO PLC ADR<<                                                            340,570
       5,959         IMPERIAL TOBACCO GROUP PLC ADR                                                                360,996
       1,123         LOEWS CORPORATION - CAROLINA GROUP                                                             53,331
       1,336         REYNOLDS AMERICAN INCORPORATED<<                                                              141,816
       2,635         UST INCORPORATED<<                                                                            102,449
       1,791         VECTOR GROUP LIMITED<<                                                                         33,331

                                                                                                                 2,728,872
                                                                                                              ------------

TRANSPORTATION BY AIR - 0.39%
       1,000         ALASKA AIR GROUP INCORPORATED+<<                                                               32,050
       2,257         AMR CORPORATION+<<                                                                             56,651
         906         EGL INCORPORATED+                                                                              36,648
       4,065         FEDEX CORPORATION                                                                             435,930
      16,934         JAPAN AIRLINES SYSTEM ADR+<<                                                                  227,346
       2,853         JETBLUE AIRWAYS CORPORATION+<<                                                                 32,524
      10,558         SOUTHWEST AIRLINES COMPANY                                                                    177,058

                                                                                                                   998,207
                                                                                                              ------------

TRANSPORTATION EQUIPMENT - 2.69%
       1,549         AUTOLIV INCORPORATED                                                                           82,949
      10,146         BAE SYSTEMS PLC ADR                                                                           298,506
      10,402         BOEING COMPANY                                                                                756,121
       1,529         BRUNSWICK CORPORATION                                                                          59,983
       4,137         DAIMLERCHRYSLER AG ADR<<                                                                      229,479
       2,568         DANA CORPORATION<<                                                                              4,520
      34,607         FIAT SPA ADR<<                                                                                375,486
      24,071         FORD MOTOR COMPANY<<                                                                          191,846
       2,471         GENERAL DYNAMICS CORPORATION                                                                  304,600
       5,695         GENERAL MOTORS CORPORATION<<                                                                  115,665
       3,026         GENUINE PARTS COMPANY                                                                         134,718
       1,745         GOODRICH CORPORATION                                                                           73,011
       1,064         GREENBRIER COMPANIES INCORPORATED                                                              40,198
         588         GROUP 1 AUTOMOTIVE INCORPORATED                                                                22,509
       3,995         HARLEY-DAVIDSON INCORPORATED                                                                  209,777
       1,299         HEICO CORPORATION                                                                              38,217
      14,867         HONDA MOTOR COMPANY LIMITED ADR                                                               436,792
      11,513         HONEYWELL INTERNATIONAL INCORPORATED                                                          471,457
       2,542         JOHNSON CONTROLS INCORPORATED                                                                 181,168
         515         LEAR CORPORATION<<                                                                             10,743
       4,504         LOCKHEED MARTIN CORPORATION                                                                   328,207
         187         MONACO COACH CORPORATION                                                                        2,676
         872         NAVISTAR INTERNATIONAL CORPORATION+                                                            25,593
       4,396         NORTHROP GRUMMAN CORPORATION                                                                  281,784
       2,528         PACCAR INCORPORATED                                                                           176,631
         947         POLARIS INDUSTRIES INCORPORATED<<                                                              47,397

SHARES               SECURITY NAME                                                                               VALUE
         816         TENNECO AUTOMOTIVE INCORPORATED+                                                         $     18,482
       1,915         TEXTRON INCORPORATED                                                                          168,731
       8,630         TOYOTA MOTOR CORPORATION ADR                                                                  922,288
       1,206         TRINITY INDUSTRIES INCORPORATED                                                                63,918
         386         TRIUMPH GROUP INCORPORATED+                                                                    16,154
      12,356         UNITED TECHNOLOGIES CORPORATION                                                               722,826
         884         WABASH NATIONAL CORPORATION                                                                    17,654

                                                                                                                 6,830,086
                                                                                                              ------------

TRANSPORTATION SERVICES - 0.07%
       3,334         EXPEDIA INCORPORATED+<<                                                                        63,246
       1,490         GATX CORPORATION                                                                               59,153
       2,037         SABRE HOLDINGS CORPORATION                                                                     49,153

                                                                                                                   171,552
                                                                                                              ------------

WATER TRANSPORTATION - 0.12%
       3,836         CARNIVAL PLC ADR<<                                                                            211,594
         801         KIRBY CORPORATION+                                                                             49,101
         646         MARITRANS INCORPORATED                                                                         14,703
         360         OVERSEAS SHIPHOLDING GROUP INCORPORATED                                                        18,205

                                                                                                                   293,603
                                                                                                              ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.94%
       2,736         AMERISOURCEBERGEN CORPORATION                                                                 125,829
       1,160         BROWN-FORMAN CORPORATION CLASS B                                                               81,617
       5,732         CARDINAL HEALTH INCORPORATED                                                                  416,143
       2,427         DEAN FOODS COMPANY+                                                                            90,940
         577         KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                  15,873
       3,917         MCKESSON CORPORATION                                                                          212,027
       3,840         MEDCO HEALTH SOLUTIONS INCORPORATED+                                                          213,965
       2,328         NIKE INCORPORATED CLASS B                                                                     202,024
       1,325         PERRY ELLIS INTERNATIONAL INCORPORATED+                                                        29,163
       5,315         SMURFIT-STONE CONTAINER CORPORATION+                                                           69,733
       8,370         SYSCO CORPORATION                                                                             251,853
         900         TRACTOR SUPPLY COMPANY+                                                                        56,862
       5,152         UNILEVER NV NY SHARES<<                                                                       358,528
       6,120         UNILEVER PLC ADR<<                                                                            254,286

                                                                                                                 2,378,843
                                                                                                              ------------

WHOLESALE TRADE-DURABLE GOODS - 1.04%
       2,059         ARROW ELECTRONICS INCORPORATED+                                                                71,633
       2,807         AVNET INCORPORATED+                                                                            70,540
         898         BORGWARNER INCORPORATED                                                                        50,081
       2,744         CYTYC CORPORATION+                                                                             79,110
       1,702         DREW INDUSTRIES INCORPORATED+                                                                  55,230
       1,791         INGRAM MICRO INCORPORATED CLASS A+                                                             35,426
       1,498         INSIGHT ENTERPRISES INCORPORATED+                                                              32,252
       2,799         KYOCERA CORPORATION ADR                                                                       248,243
       9,288         MITSUBISHI CORPORATION ADR                                                                    436,233
       1,683         MITSUI & COMPANY LIMITED ADR                                                                  454,410
       9,511         NISSAN MOTOR COMPANY LIMITED ADR<<                                                            218,848
       1,735         OMNICARE INCORPORATED                                                                         105,575
       1,844         PATTERSON COMPANIES INCORPORATED+                                                              66,458
         936         PEP BOYS-MANNY, MOE & JACK                                                                     14,695
       1,394         SCP POOL CORPORATION                                                                           60,597
      42,357         SUMITOMO MITSUI FINANCIAL                                                                     468,096
       5,047         SYCAMORE NETWORKS INCORPORATED+                                                                23,569

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

SHARES               SECURITY NAME                                                                                VALUE
COMMON STOCKS - (CONTINUED)
       1,262         TECH DATA CORPORATION+                                                                   $     52,411
         302         VISTEON CORPORATION                                                                             1,407
       1,216         W.W. GRAINGER INCORPORATED                                                                     90,033

                                                                                                                 2,634,847
                                                                                                              ------------

TOTAL COMMON STOCKS
(COST $179,967,060)                                                                                            227,524,743
                                                                                                              ------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL                                                                             %         DATE
US TREASURY SECURITIES - 10.29%

US TREASURY BILLS - 0.40%
$    109,000         US TREASURY BILL<<^                                            4.08       03/02/2006          108,988
      54,000         US TREASURY BILL<<^                                            4.18       03/02/2006           53,994
     234,000         US TREASURY BILL<<^                                            4.22       03/02/2006          233,973
      24,000         US TREASURY BILL^<<                                            4.23       03/02/2006           23,997
      28,000         US TREASURY BILL^<<                                            4.24       03/02/2006           27,997
     203,000         US TREASURY BILL<<^                                            4.25       03/02/2006          202,976
      14,000         US TREASURY BILL<<^                                            4.26       03/02/2006           13,998
     155,000         US TREASURY BILL<<^                                            4.27       03/02/2006          154,982
      39,000         US TREASURY BILL<<^                                            4.27       03/02/2006           38,995
     144,000         US TREASURY BILL<<^                                            4.40       03/02/2006          143,982

                                                                                                                 1,003,882
                                                                                                              ------------

US TREASURY NOTES - 9.89%
   4,955,000         US TREASURY NOTE<<                                             2.63       03/15/2009        4,671,440
   7,595,000         US TREASURY NOTE<<                                             4.00       06/15/2009        7,444,285
   1,800,000         US TREASURY NOTE<<                                             3.38       09/15/2009        1,725,820
   1,500,000         US TREASURY NOTE<<                                             3.50       11/15/2009        1,441,700
   4,410,000         US TREASURY NOTE<<                                             4.00       03/15/2010        4,305,778
   1,180,000         US TREASURY NOTE<<                                             4.13       08/15/2010        1,156,354
   4,491,000         US TREASURY NOTE<<                                             3.88       09/15/2010        4,353,638

                                                                                                                25,099,015
                                                                                                              ------------

TOTAL US TREASURY SECURITIES
(COST $26,807,218)                                                                                              26,102,897
                                                                                                              ------------

COLLATERAL FOR SECURITIES LENDING - 24.67%

SHARES
COLLATERAL INVESTED IN MONEY MARKET
FUNDS - 0.01%
      17,348         SCUDDER DAILY ASSETS MONEY MARKET FUND                                                         17,348
         108         SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                   108

                                                                                                                    17,456
                                                                                                              ------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                   %          DATE              VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 24.66%
$     50,246         ABBEY NATIONAL TREASURY SERVICE                                4.69       01/16/2007     $     50,303
     745,587         AMERICAN EXPRESS BANK FSB                                      4.54       01/26/2007          745,467
      34,848         AMERICAN EXPRESS CREDIT CORPORATION                            4.74       05/16/2006           34,864
     470,044         AMERICAN GENERAL FINANCE                                       4.60       03/15/2007          470,232
     568,250         AMSTEL FUNDING CORPORATION                                     4.39       03/28/2006          566,324
     810,420         AQUIFER FUNDING LIMITED                                        4.55       03/06/2006          809,918
     810,420         AQUIFER FUNDING LIMITED                                        4.55       03/07/2006          809,812
     145,778         AQUINAS FUNDING LLC                                            4.56       03/23/2006          145,376
      13,793         AQUINAS FUNDING LLC                                            4.77       05/15/2006           13,659
      40,521         ATLANTIS ONE FUNDING CORPORATION                               4.55       03/09/2006           40,480
      81,042         ATLAS CAPITAL FUNDING LIMITED                                  4.40       03/09/2006           80,961
     198,018         ATLAS CAPITAL FUNDING LIMITED                                  4.62       05/17/2006          196,032
     457,579         ATOMIUM FUNDING CORPORATION                                    4.46       03/17/2006          456,664
     518,669         ATOMIUM FUNDING CORPORATION                                    4.54       03/20/2006          517,434
   5,510,857         BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                        (MATURITY VALUE $5,511,562)                                 4.61       03/01/2006        5,510,857
   1,620,840         BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                        (MATURITY VALUE $1,621,048)                                 4.61       03/01/2006        1,620,840
      60,927         BETA FINANCE INCORPORATED SERIES MTN                           4.64       06/02/2006           60,941
   6,418,527         BNP PARIBAS REPURCHASE AGREEMENT
                        (MATURITY VALUE $6,419,349)                                 4.61       03/01/2006        6,418,527
   1,458,756         BUCKINGHAM CDO LLC                                             4.55       03/03/2006        1,458,392

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                    %         DATE              VALUE
COLLATERAL INVESTED IN OTHER ASSETS - (CONTINUED)
$    356,066         BUCKINGHAM CDO LLC                                             4.55       03/07/2006     $    355,799
     184,371         BUCKINGHAM CDO LLC                                             4.55       03/08/2006          184,210
     324,168         BUCKINGHAM CDO LLC                                             4.56       03/20/2006          323,397
     405,210         BUCKINGHAM CDO LLC                                             4.59       03/30/2006          403,735
     988,275         BUCKINGHAM II CDO LLC                                          4.55       03/03/2006          988,028
   1,616,788         BUCKINGHAM II CDO LLC                                          4.58       03/29/2006       11,611,097
     502,460         BUCKINGHAM II CDO LLC                                          4.59       03/24/2006          501,008
     648,336         CAIRN HIGH GRADE FUNDING I                                     4.54       03/02/2006          648,252
     324,168         CAIRN HIGH GRADE FUNDING I                                     4.56       03/16/2006          323,559
     291,751         CAIRN HIGH GRADE FUNDING I                                     4.56       03/21/2006          291,019
     405,210         CAIRN HIGH GRADE FUNDING I                                     4.56       03/23/2006          404,092
     356,585         CAIRN HIGH GRADE FUNDING I                                     4.56       03/24/2006          355,554
     316,064         CAIRN HIGH GRADE FUNDING I                                     4.59       03/31/2006          314,872
      32,417         CC USA INCORPORATED                                            4.56       07/14/2006           32,417
       4,344         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.46       03/13/2006            4,337
      46,405         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.48       03/07/2006           46,370
      97,704         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.48       03/10/2006           97,594
     162,084         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.48       03/22/2006          161,658
     209,834         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.54       04/10/2006          208,766
     147,610         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.56       03/14/2006          147,369
      16,322         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.57       03/23/2006           16,277
     486,252         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.57       04/19/2006          483,194

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                    %         DATE              VALUE
$    491,828         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.71       05/08/2006     $    487,470
     193,172         CEDAR SPRINGS CAPITAL COMPANY LLC                              4.73       05/12/2006          191,360
      81,042         CITIGROUP INCORPORATED                                         4.62       03/20/2006           81,036
      27,019         CLIPPER RECEIVABLES CORPORATION                                4.57       03/20/2006           26,955
     113,459         CONCORD MINUTEMEN CAPITAL COMPANY (SERIES A)                   4.60       04/05/2006          112,954
     597,490         CONCORD MINUTEMEN CAPITAL COMPANY                              4.55       03/06/2006          597,490
   1,029,234         CONCORD MINUTEMEN CAPITAL COMPANY                              4.55       03/15/2006        1,029,234
     729,378         CONCORD MINUTEMEN CAPITAL COMPANY                              4.55       03/08/2007          729,378
     254,132         CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED               4.46       03/15/2006          253,687
     962,828         CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED               4.55       03/09/2006          961,865
     392,243         CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED               4.56       03/13/2006          391,655
     971,694         CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED               4.56       03/21/2006          969,255
       7,294         CREDIT SUISSE BANK                                             4.52       03/21/2006            7,292
      44,573         CREDIT SUISSE BANK FIRST BOSTON                                4.77       06/19/2006           44,612
     713,170         CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1                4.61       05/04/2006          712,506
      25,318         CULLINAN FINANCE CORPORATION                                   4.75       05/11/2006           25,083
      81,690         DEER VALLEY FUNDING LLC                                        4.51       03/20/2006           81,496
     384,350         DEER VALLEY FUNDING LLC                                        4.54       03/03/2006          384,254
   1,457,638         DEER VALLEY FUNDING LLC                                        4.58       03/23/2006        1,453,615
     243,126         EIFFEL FUNDING LLC                                             4.48       03/27/2006          242,333
     191,016         EIFFEL FUNDING LLC                                             4.56       03/10/2006          190,800
      20,990         EIFFEL FUNDING LLC                                             4.58       03/28/2006           20,919
     109,002         EUREKA SECURITIZATION INCORPORATED                             4.48       03/09/2006          108,892
     221,245         FIVE FINANCE INCORPORATED                                      4.57       03/27/2006          220,523

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND              FEBRUARY 28, 2006
--------------------------------------------------------------------------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                    %         DATE              VALUE
COLLATERAL INVESTED IN OTHER ASSETS - (CONTINUED)
$     56,729         FIVE FINANCE INCORPORATED                                      4.57       03/28/2006     $     56,537
      81,561         FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                 4.33       03/16/2006           81,407
      16,208         GALAXY FUNDING INCORPORATED                                    4.56       03/21/2006           16,168
      35,740         GEMINI SECURITIZATION INCORPORATED                             4.41       03/10/2006           35,699
      16,208         GENERAL ELECTRIC CAPITAL                                       4.52       03/29/2006           16,206
     194,663         GENERAL ELECTRIC CAPITAL                                       4.62       09/18/2006          194,848
     373,198         GENERAL ELECTRIC CAPITAL                                       4.91       05/12/2006          373,340
     259,334         GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY                     4.65       06/16/2006          259,334
      72,678         GEORGE STREET FINANCE LLC                                      4.43       03/13/2006           72,569
     826,629         GOLDMAN SACHS GROUP INCORPORATED                               4.66       06/30/2006          826,629
     405,210         GOLDMAN SACHS GROUP INCORPORATED                               4.71       08/16/2006          405,210
      26,339         GOLDMAN SACHS GROUP INCORPORATED                               4.94       08/18/2006           26,367
      13,518         GRAMPIAN FUNDING LIMITED                                       4.44       04/11/2006           13,447
     118,321         HBOS TREASURY SERVICES PLC                                     4.55       06/30/2006          118,336
      41,250         ING AMERICA INSURANCE HOLDINGS INCORPORATED                    4.58       03/14/2006           41,183
   1,361,506         ING USA ANNUITY & LIFE INSURANCE                               4.72       06/06/2006        1,361,506
     405,210         IRISH LIFE & PERMANENT                                         4.46       03/28/2006          403,836
      12,497         JUPITER SECURITIZATION CORPORATION                             4.57       03/20/2006           12,467
      34,848         K2 USA LLC                                                     4.46       04/20/2006           34,624
      81,220         K2 USA LLC                                                     4.63       07/24/2006           81,244
   1,037,338         KAUPTHING BANK HF SERIES MTN                                   4.63       03/20/2007        1,037,296
     437,627         KLIO FUNDING CORPORATION                                       4.57       03/23/2006          436,419
     410,980         KLIO II FUNDING CORPORATION                                    4.56       03/17/2006          410,158

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                    %         DATE              VALUE
$    810,420         KLIO II FUNDING CORPORATION                                    4.59       03/27/2006     $    807,778
     672,276         KLIO III FUNDING CORPORATION                                   4.46       03/20/2006          670,676
     230,370         KLIO III FUNDING CORPORATION                                   4.49       04/05/2006          229,345
     736,299         KLIO III FUNDING CORPORATION                                   4.56       03/23/2006          734,267
     340,376         LEHMAN BROTHERS HOLDINGS INCORPORATED                          4.61       03/16/2006          340,376
      32,417         LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG              4.59       06/02/2006           32,422
      17,781         LEXINGTON PARKER CAPITAL CORPORATION                           4.45       04/18/2006           17,671
      39,208         LEXINGTON PARKER CAPITAL CORPORATION                           4.49       03/14/2006           39,144
     930,800         LEXINGTON PARKER CAPITAL CORPORATION                           4.54       03/06/2006          930,223
     635,110         LEXINGTON PARKER CAPITAL CORPORATION                           4.71       05/10/2006          629,318
   1,215,630         LIBERTY LIGHT US CAPITAL SERIES MTN                            4.57       05/26/2006        1,215,776
      30,067         LIBERTY STREET FUNDING CORPORATION                             4.57       03/16/2006           30,010
     203,043         LINKS FINANCE LLC SERIES MTN                                   4.56       03/15/2006          203,039
     559,190         LIQUID FUNDING LIMITED                                         4.49       04/04/2006          556,769
     567,294         LIQUID FUNDING LIMITED                                         4.55       03/03/2006          567,294
     437,627         LIQUID FUNDING LIMITED                                         4.55       08/14/2006          437,627
     324,168         LIQUID FUNDING LIMITED                                         4.56       03/06/2006          323,967
     251,230         LIQUID FUNDING LIMITED                                         4.57       03/10/2006          250,946
      89,146         MERRILL LYNCH & COMPANY                                        4.69       06/06/2006           89,214
      16,208         MERRILL LYNCH & COMPANY                                        4.88       04/18/2006           16,210
      19,304         MONT BLANC CAPITAL CORPORATION                                 4.48       04/10/2006           19,206
   1,134,588         MORGAN STANLEY                                                 4.63       10/10/2006        1,134,588
     810,420         MORGAN STANLEY                                                 4.63       10/30/2006          810,420

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                    %         DATE              VALUE
COLLATERAL INVESTED IN OTHER ASSETS - (CONTINUED)
$     29,175         MORGAN STANLEY                                                 4.80       03/27/2006     $     29,175
     249,204         MORGAN STANLEY SERIES EXL                                      4.60       08/13/2010          249,271
      74,413         NIEUW AMSTERDAM RECEIVABLES CORPORATION                        4.55       03/01/2006           74,413
      29,645         NIEUW AMSTERDAM RECEIVABLES CORPORATION                        4.55       03/09/2006           29,616
      32,352         NIEUW AMSTERDAM RECEIVABLES CORPORATION                        4.60       04/06/2006           32,204
      41,931         NIEUW AMSTERDAM RECEIVABLES CORPORATION                        4.62       06/15/2006           41,346
      16,208         PERRY GLOBAL FUNDING LIMITED                                   4.56       03/01/2006           16,208
      10,341         PERRY GLOBAL FUNDING LIMITED                                   4.86       06/12/2006           10,201
     437,627         PREMIUM ASSET TRUST 2001-2                                     4.87       03/28/2006          437,636
     190,400         PRUDENTIAL PLC                                                 4.66       04/10/2006          189,431
      32,417         PRUDENTIAL PLC                                                 4.72       05/08/2006           32,130
     744,857         RACERS TRUST 2004-6-MM                                         4.57       05/22/2006          744,917
      51,300         ROYAL BANK OF SCOTLAND PLC                                     4.79       11/24/2006           51,328
     405,210         ROYAL BANK OF SCOTLAND PLC                                     4.79       11/24/2006          405,437
       8,104         SCALDIS CAPITAL LIMITED                                        4.32       03/27/2006            8,078
       9,920         SCALDIS CAPITAL LIMITED                                        4.48       04/21/2006            9,855
      72,938         SCALDIS CAPITAL LIMITED                                        4.49       04/18/2006           72,489
     405,210         SEDNA FINANCE INCORPORATED                                     4.43       12/08/2006          405,214
     153,980         SLM CORPORATION                                                4.79       04/25/2006          153,992
      32,417         SPINTAB (SWEDMORTGAGE) AB                                      4.40       03/06/2006           32,397
      12,156         SWEDBANK (FORENINGS SPARBANKEN)                                4.47       04/10/2006           12,094
       9,725         TANGO FINANCE CORPORATION                                      4.35       03/09/2006            9,715
     188,828         TANGO FINANCE CORPORATION                                      4.45       04/03/2006          188,035
     203,043         TANGO FINANCE CORPORATION SERIES MTN                           4.63       10/25/2006          203,110

                                                                                  INTEREST
                                                                                  RATE          MATURITY
PRINCIPAL            SECURITY NAME                                                    %         DATE              VALUE
$    289,985         THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED            4.46       03/20/2006     $    289,294
      11,978         THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED            4.80       05/15/2006           11,861
   1,620,840         TRANSAMERICA OCCIDENTAL LIFE INSURANCE                         4.76       07/11/2006        1,620,840
     311,509         TRAVELLERS INSURANCE COMPANY                                   4.64       02/09/2007          311,503
     324,168         UNICREDITO ITALIANO                                            4.46       03/28/2006          324,100
     810,420         UNICREDITO ITALIANO                                            4.47       06/30/2006          810,304
     405,210         UNICREDITO ITALIANO                                            4.58       03/09/2007          405,157
      32,417         WHISTLEJACKET CAPITAL LIMITED (MERGING WITH WHITE PINE)        4.56       03/13/2006           32,368
     583,276         WHITE PINE FINANCE LLC (MERGING INTO WHISTLEJACK)              4.56       03/13/2006          582,401
      30,764         WHITE PINE FINANCE LLC (MERGING INTO WHISTLEJACK)              4.56       03/15/2006           30,710
     495,702         WHITE PINE FINANCE LLC (MERGING INTO WHISTLEJACK)              4.57       03/28/2006          494,021
     162,084         WHITE PINE FINANCE LLC (MERGING INTO WHISTLEJACK)              4.67       05/17/2006          160,458
     421,418         WHITE PINE FINANCE LLC SERIES MTN                              4.57       06/12/2006          421,482

                                                                                                                62,568,258
                                                                                                              ------------

TOTAL COLLATERAL FOR SECURITIES
LENDING** (COST $62,585,713)                                                                                    62,585,714
                                                                                                              ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $269,359,991)*                                                                     124.63%              $316,213,354

OTHER ASSETS AND LIABILITIES, NET                                                        (24.63)               (62,497,787)
                                                                                         ------               ------------

TOTAL NET ASSETS                                                                         100.00%              $253,715,567
                                                                                         ======               ============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $3,078,835. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.31% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $270,380,437 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                           $  63,487,508
         GROSS UNREALIZED DEPRECIATION                             (17,654,591)
                                                                 -------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)              $  45,832,917

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                         STATEMENTS OF ASSETS AND LIABILITIES --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                            FEBRUARY 28, 2006
--------------------------------------------------------------------------------

                                                           OUTLOOK         OUTLOOK         OUTLOOK         OUTLOOK         OUTLOOK
                                                             TODAY            2010            2020            2030            2040
                                                              FUND            FUND            FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ................   $  87,042,660   $ 209,643,706   $ 376,175,322   $ 234,447,211   $ 253,627,640
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .....      41,883,464     101,084,656     174,387,403      84,075,399      62,585,714
                                                     -------------   -------------   -------------   -------------   -------------
TOTAL INVESTMENTS AT MARKET VALUE
   (SEE COST BELOW) ..............................     128,926,124     310,728,362     550,562,725     318,522,610     316,213,354
                                                     -------------   -------------   -------------   -------------   -------------
   CASH ..........................................          50,441          50,327          50,119          50,397          50,135
   RECEIVABLE FOR FUND SHARES ISSUED .............         181,991         557,979         778,148         464,741         414,039
   RECEIVABLE FOR INVESTMENTS SOLD ...............          27,569          82,181       1,819,370         172,744          41,268
   RECEIVABLES FOR DIVIDENDS AND INTEREST ........         789,783       1,669,167       2,110,218         965,161         715,871
                                                     -------------   -------------   -------------   -------------   -------------
TOTAL ASSETS .....................................     129,975,908     313,088,016     555,320,580     320,175,653     317,434,667
                                                     -------------   -------------   -------------   -------------   -------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ..............         131,008         447,892         590,443         731,913         762,830
   PAYABLE FOR INVESTMENTS PURCHASED .............               0               0       1,998,930               0               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES
      (NOTE 3) ...................................          47,153         109,902         207,181         118,146         168,180
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER
      SERVICING AGENT ............................          29,229          49,369          75,172          48,372          58,361
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ........      41,883,464     101,084,656     174,387,403      84,075,398      62,585,714
   ACCRUED EXPENSES AND OTHER LIABILITIES ........          23,030          22,951          24,083          24,364         144,015
                                                     -------------   -------------   -------------   -------------   -------------
TOTAL LIABILITIES ................................      42,113,884     101,714,770     177,283,212      84,998,193      63,719,100
                                                     -------------   -------------   -------------   -------------   -------------
TOTAL NET ASSETS .................................   $  87,862,024   $ 211,373,246   $ 378,037,368   $ 235,177,460   $ 253,715,567
                                                     =============   =============   =============   =============   =============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ...............................   $  82,335,105   $ 192,413,235   $ 334,780,699   $ 202,083,391   $ 220,407,470
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ....         265,111         644,483         855,804         411,060         351,415
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
      INVESTMENTS ................................        (237,704)       (877,093)     (1,899,986)        976,642     (13,896,681)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS, FOREIGN CURRENCIES AND
      TRANSLATION OF ASSETS AND LIABILITIES
      DENOMINATED IN FOREIGN CURRENCIES ..........       5,499,512      19,192,621      44,300,851      31,706,367      46,853,363
                                                     -------------   -------------   -------------   -------------   -------------
TOTAL NET ASSETS .................................   $  87,862,024   $ 211,373,246   $ 378,037,368   $ 235,177,460   $ 253,715,567
                                                     -------------   -------------   -------------   -------------   -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ..........................   $  38,547,029   $  74,437,371   $ 155,895,708   $ 110,900,010   $ 163,231,750
   SHARES OUTSTANDING - CLASS A ..................       3,750,650       5,767,111      10,948,110       7,372,279       9,779,879
   NET ASSET VALUE PER SHARE - CLASS A ...........   $       10.28   $       12.91   $       14.24   $       15.04   $       16.69
   MAXIMUM OFFERING PRICE PER SHARE -
      CLASS A(2) .................................   $       10.91   $       13.70   $       15.11   $       15.96   $       17.71
   NET ASSETS - CLASS B ..........................   $  14,778,098   $  19,711,068   $  18,833,148   $  12,518,087   $  19,547,449
   SHARES OUTSTANDING - CLASS B ..................       1,410,357       1,525,371       1,333,562         846,339       1,214,402
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      CLASS B ....................................   $       10.48   $       12.92   $       14.12   $       14.79   $       16.10
   NET ASSETS - CLASS C ..........................   $  10,774,098   $   4,728,918   $   3,886,943   $   3,159,130   $   3,375,824
   SHARES OUTSTANDING - CLASS C ..................       1,031,114         362,780         273,101         213,168         210,002
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      CLASS C ....................................   $       10.45   $       13.04   $       14.23   $       14.82   $       16.08
   NET ASSETS - ADMINISTRATOR CLASS ..............   $  14,041,589   $  87,473,285   $ 148,493,866   $  81,873,841   $  52,238,886
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ......       1,343,888       6,724,277      10,314,113       5,393,991       3,088,707
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
      ADMINISTRATOR CLASS ........................   $       10.45   $       13.01   $       14.40   $       15.18   $       16.91
   NET ASSETS - INSTITUTIONAL CLASS ..............   $   9,721,210   $  25,022,604   $  50,927,703   $  26,726,392   $  15,321,658
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ......         930,314       1,924,006       3,533,306       1,760,652         905,947
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     INSTITUTIONAL CLASS .........................   $       10.45   $       13.01   $       14.41   $       15.18    $      16.91
                                                     -------------   -------------   -------------   -------------   -------------
INVESTMENTS AT COST ..............................   $ 123,426,612   $ 291,535,741   $ 506,261,874   $ 286,816,243   $ 269,359,991
                                                     =============   =============   =============   =============   =============
SECURITIES ON LOAN, AT MARKET VALUE ..............   $  40,929,217   $  98,647,560   $ 173,174,423   $  82,910,374   $  63,557,702
                                                     =============   =============   =============   =============   =============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENT OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS --
FOR THE YEAR ENDED FEBRUARY 28, 2006         WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                           OUTLOOK         OUTLOOK         OUTLOOK         OUTLOOK         OUTLOOK
                                                             TODAY            2010            2020            2030            2040
                                                              FUND            FUND            FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ..................................   $     614,112   $   1,875,985   $   4,601,966   $   3,330,601   $   4,298,591
   INTEREST ......................................       2,168,464       4,063,730       4,779,122       1,832,321         956,329
   SECURITIES LENDING INCOME, NET ................          62,977         142,866         249,132         115,660         103,780
                                                     -------------   -------------   -------------   -------------   -------------
TOTAL INVESTMENT INCOME ..........................       2,845,553       6,082,581       9,630,220       5,278,582       5,358,700
                                                     -------------   -------------   -------------   -------------   -------------

EXPENSES
   ADVISORY FEES .................................         576,483       1,329,900       2,366,734       1,470,977       1,606,519
   ADMINISTRATION FEES
     FUND LEVEL ..................................          44,345         102,300         182,057         113,152         123,578
     CLASS A .....................................         108,848         216,369         427,786         306,534         454,297
     CLASS B .....................................          47,486          62,215          58,300          38,285          60,090
     CLASS C .....................................          33,499          14,216          11,111           8,404           9,704
     ADMINISTRATOR CLASS .........................          14,481          83,641         151,240          81,550          50,936
     INSTITUTIONAL CLASS .........................           6,431          19,802          41,195          21,492          11,421
   CUSTODY FEES ..................................          17,738          40,920          72,823          45,261          49,431
   SHAREHOLDER SERVICING FEES ....................         198,491         432,264         748,314         481,867         571,169
   ACCOUNTING FEES ...............................          29,596          35,171          42,845          36,211          37,223
   DISTRIBUTION FEES (NOTE 3)
     CLASS B .....................................         127,196         166,649         156,162         102,550         160,955
     CLASS C .....................................          89,731          38,080          29,761          22,511          25,993
   PROFESSIONAL FEES .............................          18,807          20,631          24,832          23,587           1,398
   REGISTRATION FEES .............................          40,259          51,557          95,465          77,653           1,184
   SHAREHOLDER REPORTS ...........................           9,606          38,952          56,046          44,899           3,528
   TRUSTEES' FEES ................................           8,719           8,719           8,719           8,719           8,719
   OTHER FEES AND EXPENSES .......................           4,851           6,908          13,007           8,510           2,306
                                                     -------------   -------------   -------------   -------------   -------------
TOTAL EXPENSES ...................................       1,376,567       2,668,294       4,486,397       2,892,162       3,178,451
                                                     -------------   -------------   -------------   -------------   -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..        (129,399)       (254,322)       (408,847)       (290,968)       (110,546)
   NET EXPENSES ..................................       1,247,168       2,413,972       4,077,550       2,601,194       3,067,905
                                                     -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS) .....................       1,598,385       3,668,609       5,552,670       2,677,388       2,290,795
                                                     -------------   -------------   -------------   -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
      CURRENCY TRANSLATION .......................       1,115,544       2,275,785       6,311,306       5,166,143       4,737,620
                                                     -------------   -------------   -------------   -------------   -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ........       1,115,544       2,275,785       6,311,306       5,166,143       4,737,620
                                                     -------------   -------------   -------------   -------------   -------------

NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
      CURRENCY TRANSLATION .......................         785,320       5,132,497      15,019,211      11,635,491      17,213,897
                                                     -------------   -------------   -------------   -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF INVESTMENTS .................         785,320       5,132,497      15,019,211      11,635,491      17,213,897
                                                     =============   =============   =============   =============   =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS ...................................       1,900,864       7,408,282      21,330,517      16,801,634      21,951,517
                                                     -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ...............................   $   3,499,249   $  11,076,891   $  26,883,187   $  19,479,022   $  24,242,312
                                                     =============   =============   =============   =============   =============

(1) NET OF FOREIGN WITHHOLDING TAXES OF ..........   $      21,232   $      69,411   $     164,271   $     120,685   $     138,792

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE OUTLOOK FUNDS          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  OUTLOOK TODAY                            OUTLOOK 2010
                                                      -------------------------------------   --------------------------------------
                                                                FOR THE             FOR THE             FOR THE             FOR THE
                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                      FEBRUARY 28, 2006   FEBRUARY 28, 2005   FEBRUARY 28, 2006   FEBRUARY 28, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ............................      $  92,417,389       $  88,683,030       $ 208,067,912       $ 194,913,249
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................          1,598,385           1,379,075           3,668,609           2,982,717
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........          1,115,544             827,266           2,275,785           2,968,138
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS .................            785,320            (232,459)          5,132,497           1,118,262
                                                          -------------       -------------       -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ......................................          3,499,249           1,973,882          11,076,891           7,069,117
                                                          -------------       -------------       -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .......................................           (768,309)           (643,446)         (1,277,384)         (1,222,850)
     CLASS B .......................................           (195,741)           (175,335)           (194,648)           (189,242)
     CLASS C .......................................           (141,268)           (123,095)            (44,103)            (40,331)
     ADMINISTRATOR CLASS ...........................           (293,372)           (283,416)         (1,493,067)         (1,175,691)
     INSTITUTIONAL CLASS ...........................           (180,591)            (40,017)           (508,755)           (138,651)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .......................................           (550,406)           (112,085)           (154,206)                  0
     CLASS B .......................................           (217,774)            (57,386)            (41,380)                  0
     CLASS C .......................................           (158,743)            (39,927)             (9,768)                  0
     ADMINISTRATOR CLASS ...........................           (191,711)            (43,507)           (177,157)                  0
     INSTITUTIONAL CLASS ...........................           (111,341)            (16,161)            (44,300)                  0
                                                          -------------       -------------       -------------       -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................         (2,809,256)         (1,534,375)         (3,944,768)         (2,766,765)
                                                          -------------       -------------       -------------       -------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............         17,633,706          10,122,549          22,161,217          29,518,598
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........          1,283,377             734,448           1,401,728           1,192,723
   COST OF SHARES REDEEMED - CLASS A ...............        (20,072,711)        (11,396,849)        (34,000,297)        (39,026,472)
                                                          -------------       -------------       -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTION - CLASS A .............         (1,155,628)           (539,852)        (10,437,352)         (8,315,151)
                                                          -------------       -------------       -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............            684,346           2,119,336             972,242           2,795,525
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........            390,403             219,307             221,676             178,705
   COST OF SHARES REDEEMED - CLASS B ...............         (6,125,572)         (5,328,077)         (8,672,352)        (11,268,323)
                                                          -------------       -------------       -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ............         (5,050,823)         (2,989,434)         (7,478,434)         (8,294,093)
                                                          -------------       -------------       -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .............            600,687           3,304,686             273,457           1,135,042
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .........            282,871             151,715              50,405              36,856
   COST OF SHARES REDEEMED - CLASS C ...............         (3,877,947)         (3,645,883)         (1,487,122)         (3,714,723)
                                                          -------------       -------------       -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ............         (2,994,389)           (189,482)         (1,163,260)         (2,542,825)
                                                          -------------       -------------       -------------       -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS..         15,846,014          34,317,390          81,838,748          72,092,676
   REINVESTMENT OF DISTRIBUTIONS -
      ADMINISTRATOR CLASS ..........................            485,083             326,922           1,668,225           1,174,976
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...        (15,377,469)        (34,210,841         (66,865,715)        (70,088,945)
                                                          -------------       -------------       -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS -
      ADMINISTRATOR CLASS ..........................            953,628             433,471          16,641,258           3,178,707
                                                          -------------       -------------       -------------       -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL
      CLASS ........................................         17,882,969          23,369,416          45,112,985          78,783,434
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS ........................................            291,933              56,178             553,055             138,651
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...        (15,173,048)        (16,845,445)        (47,055,041)        (54,096,412)
                                                          -------------       -------------       -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
      CLASS ........................................          3,001,854           6,580,149          (1,389,001)         24,825,673
                                                          -------------       -------------       -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ......................         (5,245,358)          3,294,852          (3,826,789)          8,852,311
                                                          =============       =============       =============       =============
NET INCREASE (DECREASE) IN NET ASSETS ..............         (4,555,365)          3,734,359           3,305,334          13,154,663
                                                          =============       =============       =============       =============
ENDING NET ASSETS ..................................      $  87,862,024       $  92,417,389       $ 211,373,246       $ 208,067,912
                                                          =============       =============       =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS          WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                                  OUTLOOK  2020                            OUTLOOK 2030
                                                      -------------------------------------   -------------------------------------
                                                                FOR THE             FOR THE             FOR THE             FOR THE
                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                      FEBRUARY 28, 2006   FEBRUARY 28, 2005   FEBRUARY 28, 2006   FEBRUARY 28, 2005
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ............................      $ 363,585,388       $ 297,037,843       $ 223,402,823       $ 189,724,221
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................          5,552,670           4,397,601           2,677,388           2,427,493
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........          6,311,306           2,407,684           5,166,143           1,327,725
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ................         15,019,211          10,989,463          11,635,491           9,561,735
                                                          -------------       -------------       -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ......................................         26,883,187          17,794,748          19,479,022          13,316,953
                                                          -------------       -------------       -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .......................................         (2,077,930)         (1,690,739)         (1,157,224)         (1,155,141)
     CLASS B .......................................           (125,062)           (106,550)            (41,834)            (56,544)
     CLASS C .......................................            (24,814)            (14,201)            (10,048)             (8,087)
     ADMINISTRATOR CLASS ...........................         (2,231,096)         (1,819,227)           (995,560)           (850,867)
     INSTITUTIONAL CLASS ...........................           (921,789)           (410,424)           (405,276)           (207,524)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .......................................            (31,262)                  0          (1,679,181)                  0
     CLASS B .......................................             (3,883)                  0            (194,053)                  0
     CLASS C .......................................               (784)                  0             (47,956)                  0
     ADMINISTRATOR CLASS ...........................            (29,268)                  0          (1,240,871)                  0
     INSTITUTIONAL CLASS ...........................             (9,526)                  0            (350,261)                  0
                                                          -------------       -------------       -------------       -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................         (5,455,414)         (4,041,141)         (6,122,264)         (2,278,163)
                                                          -------------       -------------       -------------       -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............         58,451,710          76,818,585          29,801,790          33,976,818
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........          2,077,292           1,668,789           2,791,170           1,134,350
   COST OF SHARES REDEEMED - CLASS A ...............        (64,764,289)        (73,011,986)        (37,898,402)        (36,952,978)
                                                          -------------       -------------       -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTION - CLASS A .............         (4,235,287)          5,475,388          (5,305,442)         (1,841,810)
                                                          -------------       -------------       -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............          1,274,807           2,759,261             875,887           2,468,355
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........            121,140             102,770             229,825              54,432
   COST OF SHARES REDEEMED - CLASS B ...............         (9,055,377)        (11,125,872)         (5,690,772)         (8,055,258)
                                                          -------------       -------------       -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ............         (7,659,430)         (8,263,841)         (4,585,060)         (5,532,471)
                                                          -------------       -------------       -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .............            601,931           1,077,091             538,000           1,085,808
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .........             24,381              13,767              56,680               7,883
   COST OF SHARES REDEEMED - CLASS C ...............         (1,114,174)         (5,029,621)           (598,261)         (3,747,279)
                                                          -------------       -------------       -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ............           (487,862)         (3,938,763)             (3,581)         (2,653,588)
                                                          -------------       -------------       -------------       -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR
      CLASS ........................................         98,197,224         104,062,505          68,112,814          74,785,266
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS ........................................          2,260,357           1,815,550           2,236,430             850,816
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...        (91,237,259)        (96,129,169)        (58,887,223)        (69,557,186)
                                                          -------------       -------------       -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR
      CLASS ........................................          9,220,322           9,748,886          11,462,021           6,078,896
                                                          -------------       -------------       -------------       -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL
      CLASS ........................................         50,883,670         151,795,736          46,035,305          84,067,838
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS ........................................            931,315             410,423             755,537             207,524
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...        (55,628,521)       (102,433,891)        (49,940,901)        (57,686,577)
                                                          -------------       -------------       -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
      CLASS ........................................         (3,813,536)         49,772,268          (3,150,059)         26,588,785
                                                          -------------       -------------       -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ......................         (6,975,793)         52,793,938          (1,582,121)         22,639,812
                                                          =============       =============       =============       =============
NET INCREASE (DECREASE) IN NET ASSETS ..............         14,451,980          66,547,545          11,774,637          33,678,602
                                                          =============       =============       =============       =============
ENDING NET ASSETS ..................................      $ 378,037,368       $ 363,585,388       $ 235,177,460       $ 223,402,823
                                                          =============       =============       =============       =============

                                                                    OUTLOOK 2040
                                                       --------------------------------------
                                                                 FOR THE             FOR THE
                                                              YEAR ENDED          YEAR ENDED
                                                       FEBRUARY 28, 2006   FEBRUARY 28, 2005
---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ............................       $ 253,466,399       $ 237,950,396
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................           2,290,795           2,267,282
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........           4,737,620           1,942,132
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ................          17,213,897          12,384,623
                                                           -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ......................................          24,242,312          16,594,037
                                                           -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .......................................          (1,429,158)         (1,459,395)
     CLASS B .......................................             (19,184)                  0
     CLASS C .......................................              (5,486)                  0
     ADMINISTRATOR CLASS ...........................            (545,145)           (476,678)
     INSTITUTIONAL CLASS ...........................            (196,673)           (181,309)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .......................................                   0                   0
     CLASS B .......................................                   0                   0
     CLASS C .......................................                   0                   0
     ADMINISTRATOR CLASS ...........................                   0                   0
     INSTITUTIONAL CLASS ...........................                   0                   0
                                                           -------------       -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................          (2,195,646)         (2,117,382)
                                                           -------------       -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............          25,523,233          33,539,020
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........           1,401,541           1,433,765
   COST OF SHARES REDEEMED - CLASS A ...............         (43,214,320)        (36,067,871)
                                                           -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTION - CLASS A .............         (16,289,546)         (1,095,086)
                                                           -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............           1,157,289           2,061,042
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........              18,535                   0
   COST OF SHARES REDEEMED - CLASS B ...............         (10,612,706)        (19,001,124)
                                                           -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ............          (9,436,882)        (16,940,082)
                                                           -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .............             389,685             983,228
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .........               5,194                   0
   COST OF SHARES REDEEMED - CLASS C ...............          (1,002,273)         (2,629,707)
                                                           -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ............            (607,394)         (1,646,479)
                                                           -------------       -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR
      CLASS ........................................          50,666,034          43,282,725
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS ........................................             544,030             476,678
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...         (45,962,204)        (36,910,613)
                                                           -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR
      CLASS ........................................           5,247,860           6,848,790
                                                           -------------       -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL
      CLASS ........................................          23,032,980          44,273,641
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS ........................................             196,673             181,309
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...         (23,941,189)        (30,582,745)
                                                           -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL
      CLASS ........................................            (711,536)         13,872,205
                                                           -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ......................         (21,797,498)          1,039,348
                                                           =============       =============
NET INCREASE (DECREASE) IN NET ASSETS ..............             249,168          15,516,003
                                                           =============       =============
ENDING NET ASSETS ..................................       $ 253,715,567       $ 253,466,399
                                                           =============       =============

WELLS FARGO ADVANTAGE OUTLOOK FUNDS          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  OUTLOOK TODAY                            OUTLOOK 2010
                                                      -------------------------------------   --------------------------------------
                                                                FOR THE             FOR THE             FOR THE             FOR THE
                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                      FEBRUARY 28, 2006   FEBRUARY 28, 2005   FEBRUARY 28, 2006   FEBRUARY 28, 2005
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................          1,718,860           1,004,052           1,762,721           2,434,793
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS A ......................            126,023              72,732             111,896              98,170
   SHARES REDEEMED - CLASS A .......................         (1,957,969)         (1,132,127)         (2,704,208)         (3,210,170)
                                                            -----------         -----------         -----------         -----------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A ...........................           (113,086)            (55,343)           (829,591)           (677,207)
                                                            -----------         -----------         -----------         -----------
   SHARES SOLD - CLASS B ...........................             65,912             207,473              77,021             231,824
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS B ......................             37,600              21,260              17,643              14,652
   SHARES REDEEMED - CLASS B .......................           (588,447)           (518,560)           (690,272)           (929,306)
                                                            -----------         -----------         -----------         -----------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B ...........................           (484,935)           (289,827)           (595,608)           (682,830)
                                                            -----------         -----------         -----------         -----------
   SHARES SOLD - CLASS C ...........................             57,878             325,171              21,691              93,122
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS C ......................             27,318              14,745               3,975               2,996
   SHARES REDEEMED - CLASS C .......................           (373,958)           (356,272)           (117,450)           (305,829)
                                                            -----------         -----------         -----------         -----------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C ...........................           (288,762)            (16,356)            (91,784)           (209,711)
                                                            -----------         -----------         -----------         -----------
   SHARES SOLD - ADMINISTRATOR CLASS ...............          1,526,847           3,353,440           6,425,595           5,864,277
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - ADMINISTRATOR CLASS ..........             46,885              31,888             132,012              96,090
   SHARES REDEEMED - ADMINISTRATOR CLASS ...........         (1,482,989)         (3,333,502)         (5,245,838)         (5,704,700)
                                                            -----------         -----------         -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS .............................             90,743              51,826           1,311,769             255,667
                                                            -----------         -----------         -----------         -----------
   SHARES SOLD - INSTITUTIONAL CLASS ...............          1,722,516           2,272,232           3,555,226           6,432,951
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ..........................             28,220               5,408              43,910              11,066
   SHARES REDEEMED - INSTITUTIONAL CLASS ...........         (1,460,841)         (1,637,221)         (3,704,314)         (4,414,833)
                                                            -----------         -----------         -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS .............................            289,895             640,419            (105,178)          2,029,184
                                                            -----------         -----------         -----------         -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS .......           (506,145)            330,719            (310,392)            715,103
                                                            ===========         ===========         ===========         ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) ...................................        $   265,111         $   234,208         $   644,483         $   462,110
                                                            ===========         ===========         ===========         ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS          WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                                   OUTLOOK 2020                            OUTLOOK 2030
                                                      -------------------------------------   -------------------------------------
                                                                FOR THE             FOR THE             FOR THE             FOR THE
                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                      FEBRUARY 28, 2006   FEBRUARY 28, 2005   FEBRUARY 28, 2006   FEBRUARY 28, 2005
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................          4,307,850           6,011,610           2,066,761           2,517,914
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS A ......................            153,447             127,470             191,901              82,829
   SHARES REDEEMED - CLASS A .......................         (4,769,016)         (5,682,123)         (2,622,838)         (2,729,504)
                                                           ------------        ------------        ------------        ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A ...........................           (307,719)            456,957            (364,176)           (128,761)
                                                           ------------        ------------        ------------        ------------
   SHARES SOLD - CLASS B ...........................             95,129             217,468              62,106             186,868
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS B ......................              9,019               7,907              15,966               4,050
   SHARES REDEEMED - CLASS B .......................           (675,040)           (873,824)           (403,467)           (607,223)
                                                           ------------        ------------        ------------        ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B ...........................           (570,892)           (648,449)           (325,395)           (416,305)
                                                           ------------        ------------        ------------        ------------
   SHARES SOLD - CLASS C ...........................             44,591              84,698              37,810              83,174
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS C ......................              1,801               1,071               3,928                 602
   SHARES REDEEMED - CLASS C .......................            (82,648)           (398,181)            (42,165)           (287,600)
                                                           ------------        ------------        ------------        ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C ...........................            (36,256)           (312,412)               (427)           (203,824)
                                                           ------------        ------------        ------------        ------------
   SHARES SOLD - ADMINISTRATOR CLASS ...............          7,126,366           7,985,990           4,688,296           5,516,705
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      ADMINISTRATOR CLASS ..........................            165,063             137,523             152,512              61,680
   SHARES REDEEMED - ADMINISTRATOR CLASS ...........         (6,630,275)         (7,341,927)         (4,049,418)         (5,121,575)
                                                           ------------        ------------        ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS .............................            661,154             781,586             791,390             456,810
                                                           ------------        ------------        ------------        ------------
   SHARES SOLD - INSTITUTIONAL CLASS ...............          3,696,751          11,580,634           3,168,712           6,197,982
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ..........................             68,123              30,424              51,762              14,656
   SHARES REDEEMED - INSTITUTIONAL CLASS ...........         (4,030,537)         (7,812,089)         (3,423,647)         (4,248,813)
                                                           ------------        ------------        ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS .............................           (265,663)          3,798,969            (203,173)          1,963,825
                                                           ------------        ------------        ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS .......           (519,376)          4,076,651            (101,781)          1,671,745
                                                           ============        ============        ============        ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) ...................................       $    855,804        $    628,867        $    411,060        $    277,540
                                                           ============        ============        ============        ============

                                                                    OUTLOOK 2040
                                                       --------------------------------------
                                                                 FOR THE             FOR THE
                                                              YEAR ENDED          YEAR ENDED
                                                       FEBRUARY 28, 2006   FEBRUARY 28, 2005
---------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................           1,638,228           2,335,715
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS A ......................              89,883              95,140
   SHARES REDEEMED - CLASS A .......................          (2,760,359)         (2,506,726)
                                                            ------------        ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS A ...........................          (1,032,248)            (75,871)
                                                            ------------        ------------
   SHARES SOLD - CLASS B ...........................              77,020             150,048
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS B ......................               1,266                   0
   SHARES REDEEMED - CLASS B .......................            (713,373)         (1,373,567)
                                                            ------------        ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS B ...........................            (635,087)         (1,223,519)
                                                            ------------        ------------
   SHARES SOLD - CLASS C ...........................              26,226              71,949
   SHARES ISSUED IN REINVESTMENT OF
      DISTRIBUTIONS - CLASS C ......................                 355                   0
   SHARES REDEEMED - CLASS C .......................             (66,731)           (193,044)
                                                            ------------        ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING - CLASS C ...........................             (40,150)           (121,095)
                                                            ------------        ------------
   SHARES SOLD - ADMINISTRATOR CLASS ...............           3,195,085           2,959,903
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      ADMINISTRATOR CLASS ..........................              34,307              31,237
   SHARES REDEEMED - ADMINISTRATOR CLASS ...........          (2,899,767)         (2,520,951)
                                                            ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS .............................             329,625             470,189
                                                            ------------        ------------
   SHARES SOLD - INSTITUTIONAL CLASS ...............           1,450,573           3,028,057
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
      INSTITUTIONAL CLASS ..........................              12,487              11,881
   SHARES REDEEMED - INSTITUTIONAL CLASS ...........          (1,507,882)         (2,089,169)
                                                            ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS .............................             (44,822)            950,769
                                                            ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS .......          (1,422,682)                473
                                                            ============        ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) ...................................        $    351,415        $    168,770
                                                            ============        ============

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              BEGINNING          NET     NET REALIZED   DISTRIBUTIONS   DISTRIBUTIONS
                                              NET ASSET   INVESTMENT   AND UNREALIZED        FROM NET        FROM NET    RETURN
                                              VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT        REALIZED        OF
                                                  SHARE       (LOSS)      INVESTMENTS          INCOME          GAINS    CAPITAL
--------------------------------------------------------------------------------------------------------------------------------
OUTLOOK TODAY
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........     $ 10.20         0.20             0.23           (0.20)          (0.15)     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........     $ 10.17         0.17             0.05           (0.16)          (0.03)     0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........     $  8.96         0.15             1.22           (0.16)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........     $  9.79         0.21            (0.66)          (0.22)          (0.16)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........     $  9.94         0.29            (0.09)          (0.29)          (0.06)     0.00

CLASS B
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........     $ 10.39         0.13             0.23           (0.12)          (0.15)     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........     $ 10.35         0.10             0.05           (0.08)          (0.03)     0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........     $  9.12         0.09             1.24           (0.10)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........     $  9.96         0.15            (0.66)          (0.17)          (0.16)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........     $ 10.11         0.23            (0.08)          (0.24)          (0.06)     0.00

CLASS C
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........     $ 10.36         0.13             0.23           (0.12)          (0.15)     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........     $ 10.33         0.10             0.05           (0.09)          (0.03)     0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........     $  9.11         0.08             1.24           (0.10)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........     $  9.94         0.16            (0.66)          (0.17)          (0.16)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........     $ 10.09         0.23            (0.08)          (0.24)          (0.06)     0.00

ADMINISTRATOR CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........     $ 10.37         0.23             0.23           (0.23)          (0.15)     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........     $ 10.33         0.21             0.06           (0.20)          (0.03)     0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........     $  9.10         0.19             1.23           (0.19)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........     $  9.94         0.23            (0.66)          (0.25)          (0.16)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........     $ 10.08         0.30            (0.07)          (0.31)          (0.06)     0.00

INSTITUTIONAL CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........     $ 10.37         0.26             0.22           (0.25)          (0.15)     0.00
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .....     $ 10.09         0.14             0.29           (0.12)          (0.03)     0.00

OUTLOOK 2010
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........     $ 12.48         0.23             0.44           (0.21)          (0.03)     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........     $ 12.22         0.18             0.25           (0.17)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........     $ 10.25         0.15             1.98           (0.16)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........     $ 11.65         0.19            (1.33)          (0.20)          (0.06)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........     $ 12.22         0.28            (0.45)          (0.27)          (0.13)     0.00

CLASS B
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........     $ 12.48         0.14             0.44           (0.11)          (0.03)     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........     $ 12.23         0.11             0.22           (0.08)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........     $ 10.26         0.08             1.98           (0.09)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........     $ 11.66         0.13            (1.33)          (0.14)          (0.06)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........     $ 12.23         0.20            (0.43)          (0.21)          (0.13)     0.00

CLASS C
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........     $ 12.59         0.14             0.45           (0.11)          (0.03)     0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........     $ 12.33         0.11             0.22           (0.07)           0.00      0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........     $ 10.35         0.07             2.00           (0.09)           0.00      0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........     $ 11.75         0.13            (1.33)          (0.14)          (0.06)     0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........     $ 12.32         0.20            (0.43)          (0.21)          (0.13)     0.00

FINANCIAL HIGHLIGHTS                         WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                                 ENDING         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                              NET ASSET     ---------------------------------------------------
                                              VALUE PER     NET INVESTMENT        GROSS    EXPENSES         NET
                                                  SHARE      INCOME (LOSS)     EXPENSES      WAIVED    EXPENSES
----------------------------------------------------------------------------------------------------------------
OUTLOOK TODAY
----------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........     $ 10.28               1.96%        1.38%     (0.13)%       1.25%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........     $ 10.20               1.73%        1.34%     (0.07)%       1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........     $ 10.17               1.58%        1.36%     (0.08)%       1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........     $  8.96               2.12%        1.60%     (0.30)%       1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........     $  9.79               2.85%        1.63%     (0.33)%       1.30%

CLASS B
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........     $ 10.48               1.21%        2.12%     (0.12)%       2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........     $ 10.39               0.97%        2.09%     (0.07)%       2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........     $ 10.35               0.91%        2.11%     (0.16)%       1.95%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........     $  9.12               1.60%        2.28%     (0.48)%       1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........     $  9.96               2.31%        2.26%     (0.46)%       1.80%

CLASS C
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........     $ 10.45               1.21%        2.12%     (0.12)%       2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........     $ 10.36               0.98%        2.09%     (0.07)%       2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........     $ 10.33               0.88%        2.10%     (0.14)%       1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........     $  9.11               1.61%        2.23%     (0.43)%       1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........     $  9.94               2.32%        2.26%     (0.46)%       1.80%

ADMINISTRATOR CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........     $ 10.45               2.26%        1.18%     (0.23)%       0.95%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........     $ 10.37               2.04%        1.01%     (0.04)%       0.97%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........     $ 10.33               1.89%        1.03%     (0.06)%       0.97%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........     $  9.10               2.42%        1.17%     (0.17)%       1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........     $  9.94               3.06%        1.29%     (0.26)%       1.03%

INSTITUTIONAL CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........     $ 10.45               2.46%        0.93%     (0.18)%       0.75%
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .....     $ 10.37               2.41%        0.91%     (0.16)%       0.75%

OUTLOOK 2010
----------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........     $ 12.91               1.72%        1.33%     (0.08)%       1.25%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........     $ 12.48               1.52%        1.30%     (0.03)%       1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........     $ 12.22               1.36%        1.33%     (0.05)%       1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........     $ 10.25               1.69%        1.44%     (0.14)%       1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........     $ 11.65               2.25%        1.53%     (0.23)%       1.30%

CLASS B
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........     $ 12.92               0.98%        2.08%     (0.08)%       2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........     $ 12.48               0.76%        2.05%     (0.03)%       2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........     $ 12.23               0.70%        2.09%     (0.14)%       1.95%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........     $ 10.26               1.19%        2.13%     (0.33)%       1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........     $ 11.66               1.73%        2.12%     (0.32)%       1.80%

CLASS C
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........     $ 13.04               0.97%        2.08%     (0.08)%       2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........     $ 12.59               0.76%        2.05%     (0.03)%       2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........     $ 12.33               0.67%        2.08%     (0.12)%       1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........     $ 10.35               1.18%        2.21%     (0.41)%       1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........     $ 11.75               1.74%        2.12%     (0.32)%       1.80%


                                                            PORTFOLIO      NET ASSETS AT
                                                  TOTAL      TURNOVER      END OF PERIOD
                                              RETURN(2)       RATE(3)    (000'S OMITTED)
-----------------------------------------------------------------------------------------
OUTLOOK TODAY
-----------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........        4.31%           36%          $ 38,547
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........        2.23%          106%          $ 39,418
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........       15.41%           33%          $ 39,856
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........       (4.63)%          53%          $ 33,299
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........        2.06%           51%          $ 41,543

CLASS B
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........        3.50%           36%          $ 14,778
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........        1.49%          106%          $ 19,690
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........       14.65%           33%          $ 22,616
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........       (5.15)%          53%          $ 19,428
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........        1.54%           51%          $ 16,678

CLASS C
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........        3.52%           36%          $ 10,774
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........        1.43%          106%          $ 13,680
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........       14.61%           33%          $ 13,800
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........       (5.06)%          53%          $  7,822
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........        1.52%           51%          $  7,678

ADMINISTRATOR CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........        4.55%           36%          $ 14,042
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........        2.60%          106%          $ 12,989
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........       15.73%           33%          $ 12,410
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........       (4.32)%          53%          $  8,732
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........        2.40%           51%          $  9,052

INSTITUTIONAL CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........        4.76%           36%          $  9,721
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 .....        4.26%          106%          $  6,640

OUTLOOK 2010
-----------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........        5.39%           38%          $ 74,437
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........        3.60%           81%          $ 82,296
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........       20.94%           31%          $ 88,910
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........       (9.86)%          65%          $ 68,977
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........       (1.43)%          39%          $ 89,878

CLASS B
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........        4.64%           38%          $ 19,711
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........        2.70%           81%          $ 26,480
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........       20.16%           31%          $ 34,284
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........      (10.34)%          65%          $ 32,831
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........       (1.92)%          39%          $ 41,166

CLASS C
MARCH 1, 2005 TO FEBRUARY 28, 2006 ........        4.69%           38%          $  4,729
MARCH 1, 2004 TO FEBRUARY 28, 2005 ........        2.72%           81%          $  5,724
MARCH 1, 2003 TO FEBRUARY 29, 2004 ........       20.13%           31%          $  8,190
MARCH 1, 2002 TO FEBRUARY 28, 2003 ........      (10.29)%          65%          $  5,631
MARCH 1, 2001 TO FEBRUARY 28, 2002 ........       (1.90)%          39%          $  5,919

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            BEGINNING          NET     NET REALIZED    DISTRIBUTIONS    DISTRIBUTIONS
                                            NET ASSET   INVESTMENT   AND UNREALIZED         FROM NET         FROM NET        RETURN
                                            VALUE PER       INCOME   GAIN (LOSS) ON       INVESTMENT         REALIZED            OF
                                                SHARE       (LOSS)      INVESTMENTS           INCOME            GAINS       CAPITAL
-----------------------------------------------------------------------------------------------------------------------------------
OUTLOOK 2010 (CONTINUED)

ADMINISTRATOR CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $    12.57         0.26             0.46            (0.25)           (0.03)         0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $    12.32         0.22             0.24            (0.21)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $    10.33         0.19             1.99            (0.19)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    11.75         0.21            (1.33)           (0.24)           (0.06)         0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $    12.32         0.29            (0.43)           (0.30)           (0.13)         0.00

INSTITUTIONAL CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $    12.57         0.28             0.46            (0.27)           (0.03)         0.00
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..   $    12.08         0.15             0.47            (0.13)            0.00          0.00

OUTLOOK 2020
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $    13.44         0.19             0.80            (0.19)            0.00          0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $    12.96         0.16             0.47            (0.15)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $    10.36         0.14             2.60            (0.14)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    12.29         0.14            (1.93)           (0.14)            0.00          0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $    13.28         0.13            (0.87)           (0.14)           (0.11)         0.00

CLASS B
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $    13.33         0.10             0.77            (0.08)            0.00          0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $    12.85         0.08             0.45            (0.05)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $    10.28         0.06             2.57            (0.06)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    12.18         0.07            (1.90)           (0.07)            0.00          0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $    13.17         0.07            (0.87)           (0.08)           (0.11)         0.00

CLASS C
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $    13.43         0.09             0.79            (0.08)            0.00          0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $    12.93         0.09             0.44            (0.03)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $    10.34         0.06             2.60            (0.07)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    12.26         0.07            (1.92)           (0.07)            0.00          0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $    13.25         0.07            (0.87)           (0.08)           (0.11)         0.00

ADMINISTRATOR CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $    13.58         0.23             0.82            (0.23)            0.00          0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $    13.10         0.22             0.45            (0.19)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $    10.47         0.18             2.62            (0.17)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    12.42         0.17            (1.94)           (0.18)            0.00          0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $    13.42         0.16            (0.87)           (0.18)           (0.11)         0.00

INSTITUTIONAL CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $    13.60         0.25             0.81            (0.25)            0.00          0.00
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..   $    12.87         0.09             0.76            (0.12)            0.00          0.00

OUTLOOK 2030
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $    14.21         0.16(5)          1.05            (0.15)           (0.23)         0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $    13.53         0.16             0.67            (0.15)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $    10.48         0.13             3.17            (0.13)           (0.12)         0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    13.34         0.11            (2.40)           (0.12)           (0.45)         0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $    15.13         0.12            (1.43)           (0.12)           (0.36)         0.00

FINANCIAL HIGHLIGHTS                         WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                              ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                           NET ASSET   ---------------------------------------------------
                                           VALUE PER   NET INVESTMENT       GROSS    EXPENSES         NET
                                               SHARE    INCOME (LOSS)    EXPENSES      WAIVED    EXPENSES
----------------------------------------------------------------------------------------------------------
OUTLOOK 2010 (CONTINUED)

ADMINISTRATOR CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   13.01             2.02%       1.14%      (0.19)%      0.95%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   12.57             1.82%       0.97%       0.00%       0.97%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   12.32             1.66%       1.00%      (0.04)%      0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.33             1.98%       1.05%      (0.05)%      1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $   11.75             2.48%       1.21%      (0.18)%      1.03%

INSTITUTIONAL CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   13.01             2.23%       0.88%      (0.13)%      0.75%
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..   $   12.57             2.20%       0.87%      (0.12)%      0.75%

OUTLOOK 2020
----------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   14.24             1.39%       1.32%      (0.07)%      1.25%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   13.44             1.31%       1.31%      (0.04)%      1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   12.96             1.16%       1.32%      (0.04)%      1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.36             1.16%       1.42%      (0.12)%      1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $   12.29             1.35%       1.50%      (0.20)%      1.30%

CLASS B
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   14.12             0.66%       2.06%      (0.06)%      2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   13.33             0.55%       2.07%      (0.05)%      2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   12.85             0.51%       2.08%      (0.13)%      1.95%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.28             0.66%       2.13%      (0.33)%      1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $   12.18             0.85%       2.08%      (0.28)%      1.80%

CLASS C
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   14.23             0.65%       2.07%      (0.07)%      2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   13.43             0.54%       2.07%      (0.05)%      2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   12.93             0.47%       2.07%      (0.11)%      1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.34             0.66%       2.20%      (0.40)%      1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $   12.26             0.83%       2.08%      (0.28)%      1.80%

ADMINISTRATOR CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   14.40             1.69%       1.12%      (0.17)%      0.95%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   13.58             1.61%       0.98%      (0.01)%      0.97%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   13.10             1.48%       0.99%      (0.03)%      0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.47             1.46%       1.01%      (0.01)%      1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $   12.42             1.60%       1.18%      (0.15)%      1.03%

INSTITUTIONAL CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   14.41             1.90%       0.87%      (0.12)%      0.75%
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..   $   13.60             1.89%       0.88%      (0.13)%      0.75%

OUTLOOK 2030
----------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   15.04             1.08%       1.34%      (0.09)%      1.25%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   14.21             1.17%       1.31%      (0.04)%      1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   13.53             1.15%       1.33%      (0.05)%      1.28%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.48             0.88%       1.52%      (0.22)%      1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $   13.34             0.81%       1.57%      (0.27)%      1.30%

                                                         PORTFOLIO     NET ASSETS AT
                                                 TOTAL    TURNOVER     END OF PERIOD
                                             RETURN(2)     RATE(3)   (000'S OMITTED)
------------------------------------------------------------------------------------
OUTLOOK 2010 (CONTINUED)

ADMINISTRATOR CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....          5.76%         38%  $        87,473
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          3.81%         81%  $        68,055
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         21.33%         31%  $        63,530
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....         (9.60)%        65%  $        42,649
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (1.14)%        39%  $        36,548

INSTITUTIONAL CLASS

MARCH 1, 2005 TO FEBRUARY 28, 2006 .....          5.97%         38%  $        25,023
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..          5.20%         81%  $        25,512

OUTLOOK 2020
------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....          7.44%         30%  $       155,896
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          4.92%         60%  $       151,258
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         26.58%         31%  $       139,981
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (14.65)%        62%  $       105,206
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (5.57)%        29%  $       137,265

CLASS B
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....          6.58%         30%  $        18,833
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          4.13%         60%  $        25,378
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         25.71%         31%  $        32,803
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (15.04)%        62%  $        31,052
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (6.09)%        29%  $        43,280

CLASS C
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....          6.64%         30%  $         3,887
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          4.09%         60%  $         4,155
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         25.79%         31%  $         8,040
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (15.12)%        62%  $         5,330
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (6.06)%        29%  $         6,767

ADMINISTRATOR CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....          7.83%         30%  $       148,494
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          5.17%         60%  $       131,133
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         26.96%         31%  $       116,214
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (14.35)%        62%  $        89,948
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (5.30)%        29%  $        94,895

INSTITUTIONAL CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....          7.96%         30%  $        50,928
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..          6.61%         60%  $        51,662

OUTLOOK 2030
------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....          8.63%         24%  $       110,900
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          6.17%         48%  $       109,923
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         31.73%         27%  $       106,449
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (17.40)%        68%  $        75,953
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (8.68)%        27%  $       100,884

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            BEGINNING          NET     NET REALIZED    DISTRIBUTIONS    DISTRIBUTIONS
                                            NET ASSET   INVESTMENT   AND UNREALIZED         FROM NET         FROM NET        RETURN
                                            VALUE PER       INCOME   GAIN (LOSS) ON       INVESTMENT         REALIZED            OF
                                                SHARE       (LOSS)      INVESTMENTS           INCOME            GAINS       CAPITAL
-----------------------------------------------------------------------------------------------------------------------------------
OUTLOOK 2030 (CONTINUED)

CLASS B
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $    13.97         0.05(5)          1.04            (0.04)           (0.23)         0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $    13.31         0.06             0.64            (0.04)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $    10.32         0.06             3.11            (0.06)           (0.12)         0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    13.13         0.04            (2.35)           (0.05)           (0.45)         0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $    14.88         0.05            (1.39)           (0.05)           (0.36)         0.00

CLASS C
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $    14.00         0.05(5)          1.05            (0.05)           (0.23)         0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $    13.32         0.05             0.65            (0.02)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $    10.33         0.06             3.12            (0.07)           (0.12)         0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    13.14         0.05            (2.36)           (0.05)           (0.45)         0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $    14.90         0.04            (1.39)           (0.05)           (0.36)         0.00

ADMINISTRATOR CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $    14.33         0.20(5)          1.08            (0.20)           (0.23)         0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $    13.65         0.21             0.66            (0.19)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $    10.57         0.18             3.19            (0.17)           (0.12)         0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    13.45         0.14            (2.41)           (0.16)           (0.45)         0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $    15.24         0.15            (1.42)           (0.16)           (0.36)         0.00

INSTITUTIONAL CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $    14.33         0.23(5)          1.07            (0.22)           (0.23)         0.00
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..   $    13.42         0.08             0.94            (0.11)            0.00          0.00

OUTLOOK 2040
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $    15.27         0.14(5)          1.42            (0.14)            0.00          0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $    14.40         0.14(5)          0.86            (0.13)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $    10.65         0.12(5)          3.75            (0.12)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    13.55         0.08(5)         (2.81)           (0.08)           (0.09)         0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $    15.50         0.03            (1.80)            0.00            (0.18)         0.00

CLASS B
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $    14.72         0.03(5)          1.36            (0.01)            0.00          0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $    13.86         0.04(5)          0.82             0.00             0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $    10.28         0.04(5)          3.61            (0.07)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    13.08         0.02(5)         (2.70)           (0.03)           (0.09)         0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $    15.05        (0.05)           (1.74)            0.00            (0.18)         0.00

CLASS C
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $    14.71         0.03(5)          1.36            (0.02)            0.00          0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $    13.86         0.04(5)          0.81             0.00             0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $    10.28         0.03(5)          3.62            (0.07)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    13.09         0.02(5)         (2.71)           (0.03)           (0.09)         0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $    15.06        (0.04)           (1.75)            0.00            (0.18)         0.00

ADMINISTRATOR CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $    15.48         0.19(5)          1.43            (0.19)            0.00          0.00
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $    14.59         0.19(5)          0.88            (0.18)            0.00          0.00
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $    10.77         0.16(5)          3.81            (0.15)            0.00          0.00
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $    13.71         0.12(5)         (2.85)           (0.12)           (0.09)         0.00
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $    15.64         0.07            (1.82)            0.00            (0.18)         0.00

INSTITUTIONAL CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $    15.47         0.23(5)          1.43            (0.22)            0.00          0.00
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..   $    14.47         0.15(5)          1.06            (0.21)            0.00          0.00

FINANCIAL HIGHLIGHTS                         WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

                                              ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                           NET ASSET   ---------------------------------------------------
                                           VALUE PER   NET INVESTMENT       GROSS    EXPENSES         NET
                                               SHARE    INCOME (LOSS)    EXPENSES      WAIVED    EXPENSES
----------------------------------------------------------------------------------------------------------
OUTLOOK 2030 (CONTINUED)

CLASS B
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   14.79             0.35%       2.09%      (0.09)%      2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   13.97             0.43%       2.06%      (0.04)%      2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   13.31             0.50%       2.09%      (0.15)%      1.94%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.32             0.38%       2.21%      (0.41)%      1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $   13.13             0.30%       2.17%      (0.37)%      1.80%

CLASS C
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   14.82             0.33%       2.10%      (0.10)%      2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   14.00             0.43%       2.07%      (0.05)%      2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   13.32             0.45%       2.08%      (0.12)%      1.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.33             0.39%       2.44%      (0.64)%      1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $   13.14             0.29%       2.17%      (0.37)%      1.80%

ADMINISTRATOR CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   15.18             1.37%       1.14%      (0.19)%      0.95%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   14.33             1.47%       0.98%      (0.02)%      0.96%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   13.65             1.46%       1.00%      (0.04)%      0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.57             1.17%       1.07%      (0.07)%      1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $   13.45             1.05%       1.24%      (0.21)%      1.03%

INSTITUTIONAL CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   15.18             1.60%       0.89%      (0.14)%      0.75%
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..   $   14.33             1.74%       0.87%      (0.12)%      0.75%

OUTLOOK 2040
----------------------------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   16.69             0.92%       1.27%      (0.02)%      1.25%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   15.27             1.01%       1.28%      (0.01)%      1.27%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   14.40             0.95%       1.33%      (0.06)%      1.27%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.65             0.65%       1.49%      (0.19)%      1.30%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $   13.55             0.24%       1.55%      (0.25)%      1.30%

CLASS B
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   16.10             0.19%       2.02%      (0.02)%      2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   14.72             0.26%       2.03%      (0.01)%      2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   13.86             0.31%       2.09%      (0.15)%      1.94%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.28             0.15%       2.23%      (0.43)%      1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $   13.08            (0.27)%      2.14%      (0.34)%      1.80%

CLASS C
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   16.08             0.17%       2.02%      (0.02)%      2.00%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   14.71             0.26%       2.03%      (0.01)%      2.02%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   13.86             0.28%       2.08%      (0.14)%      1.94%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.28             0.15%       2.31%      (0.51)%      1.80%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $   13.09            (0.27)%      2.14%      (0.34)%      1.80%

ADMINISTRATOR CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   16.91             1.22%       1.08%      (0.13)%      0.95%
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....   $   15.48             1.31%       0.95%       0.00%       0.95%
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....   $   14.59             1.29%       1.01%      (0.05)%      0.96%
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....   $   10.77             0.96%       1.03%      (0.03)%      1.00%
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....   $   13.71             0.54%       1.22%      (0.20)%      1.02%

INSTITUTIONAL CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....   $   16.91             1.42%       0.83%      (0.08)%      0.75%
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..   $   15.47             1.55%       0.85%      (0.10)%      0.75%

                                                         PORTFOLIO     NET ASSETS AT
                                                 TOTAL    TURNOVER     END OF PERIOD
                                             RETURN(2)     RATE(3)   (000'S OMITTED)
------------------------------------------------------------------------------------
OUTLOOK 2030 (CONTINUED)

CLASS B
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....          7.86%         24%       $   12,518
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          5.28%         48%       $   16,372
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         30.82%         27%       $   21,131
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (17.76)%        68%       $   20,319
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (9.10)%        27%       $   27,913

CLASS C
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....          7.89%         24%       $    3,159
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          5.26%         48%       $    2,991
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         30.88%         27%       $    5,559
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (17.78)%        68%       $    2,791
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (9.12)%        27%       $    3,412

ADMINISTRATOR CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....          9.03%         24%       $   81,874
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          6.42%         48%       $   65,968
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         32.13%         27%       $   56,586
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (17.10)%        68%       $   35,203
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....         (8.47)%        27%       $   30,749

INSTITUTIONAL CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....          9.24%         24%       $   26,726
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..          7.64%         48%       $   28,149

OUTLOOK 2040
------------------------------------------------------------------------------------

CLASS A
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....         10.28%         11%       $  163,232
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          6.98%         29%       $  165,145
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         36.52%         18%       $  156,806
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (20.24)%        54%       $  111,546
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        (11.45)%        14%       $  169,829

CLASS B
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....          9.47%         11%       $   19,547
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          6.20%         29%       $   27,229
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         35.58%         18%       $   42,603
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (20.60)%        54%       $   43,980
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        (11.93)%        14%       $   67,290

CLASS C
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....          9.49%         11%       $    3,376
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          6.13%         29%       $    3,681
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         35.62%         18%       $    5,146
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (20.66)%        54%       $    3,767
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        (11.92)%        14%       $    5,432

ADMINISTRATOR CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....         10.55%         11%       $   52,239
MARCH 1, 2004 TO FEBRUARY 28, 2005 .....          7.35%         29%       $   42,700
MARCH 1, 2003 TO FEBRUARY 29, 2004 .....         37.06%         18%       $   33,396
MARCH 1, 2002 TO FEBRUARY 28, 2003 .....        (20.02)%        54%       $   29,829
MARCH 1, 2001 TO FEBRUARY 28, 2002 .....        (11.22)%        14%       $   33,976

INSTITUTIONAL CLASS
MARCH 1, 2005 TO FEBRUARY 28, 2006 .....         10.83%         11%       $   15,322
JUNE 30, 2004(4) TO FEBRUARY 28, 2005 ..          8.37%         29%       $   14,712

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(4)   Commencement of operations.

(5)   Calculated based upon average shares outstanding.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------
            Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at February 28, 2006, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Outlook Today Fund, Outlook 2010 Fund, Outlook 2020 Fund, Outlook 2030 Fund, and Outlook 2040 Fund.

            The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
            The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

            The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

            In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

            Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

            Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

            Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

            Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

            Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

            Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

            Net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

            For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

            Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

            At February 28, 2006, as a result of permanent book-to-tax difference, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

                           Undistributed Net    Undistributed Net       Paid-in
      Fund                 Investment Income   Realized Gain/Loss       Capital
      --------------------------------------------------------------------------
      OUTLOOK TODAY            $ 11,799           $ (11,799)           $       0
      --------------------------------------------------------------------------
      OUTLOOK 2010               31,722             (31,722)                   0
      --------------------------------------------------------------------------
      OUTLOOK 2020               54,958             (54,958)                   0
      --------------------------------------------------------------------------
      OUTLOOK 2030               66,074             (66,074)                   0
      --------------------------------------------------------------------------
      OUTLOOK 2040               87,496             (87,496)                   0
      --------------------------------------------------------------------------

FEDERAL INCOME TAXES

            Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at February 28, 2006.

            At February 28, 2006, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

      Fund                            Year Expires    Capital Loss Carryforwards
      --------------------------------------------------------------------------
      OUTLOOK 2040                        2012                12,876,235
      --------------------------------------------------------------------------

SECURITY LOANS

            The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. Prior to October 1, 2005, Wells Fargo Bank, N.A. received 35% of the revenues earned on the securities lending activites and incurred all expenses. The value of the securities on loan and the value of the related collateral at February 28, 2006, are shown on the Statement of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

            The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

            Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

NOTES TO FINANCIAL STATEMENTS                WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

            Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                        Advisory Fee                                          Sub-Advisory
                                                           (% of                                               Fee (% of
                                    Average Daily      Average Daily                        Average Daily     Average Daily
      Fund                            Net Assets         Net Assets)     Sub-Adviser         Net Assets        Net Assets)
      ---------------------------------------------------------------------------------------------------------------------
      OUTLOOK TODAY               First $500 million      0.650        Barclays Global   First $100 million       0.250

                                   Next $500 million      0.600         Fund Advisors     Next $100 million       0.200

                                     Next $2 billion      0.550                           Over $200 million       0.150

                                     Next $2 billion      0.525

                                     Over $5 billion      0.500
      ---------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2010                First $500 million      0.650        Barclays Global   First $100 million       0.250

                                   Next $500 million      0.600         Fund Advisors     Next $100 million       0.200

                                     Next $2 billion      0.550                           Over $200 million       0.150

                                     Next $2 billion      0.525

                                     Over $5 billion      0.500
      ---------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2020                First $500 million      0.650        Barclays Global   First $100 million      0.250

                                   Next $500 million      0.600         Fund Advisors     Next $100 million      0.200

                                     Next $2 billion      0.550                           Over $200 million      0.150

                                     Next $2 billion      0.525

                                     Over $5 billion      0.500
      ---------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2030                First $500 million      0.650        Barclays Global   First $100 million      0.250

                                   Next $500 million      0.600         Fund Advisors     Next $100 million      0.200

                                     Next $2 billion      0.550                           Over $200 million      0.150

                                     Next $2 billion      0.525

                                     Over $5 billion      0.500
      ---------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2040                First $500 million      0.650        Barclays Global   First $100 million      0.250

                                   Next $500 million      0.600         Fund Advisors     Next $100 million      0.200

                                     Next $2 billion      0.550                           Over $200 million      0.150

                                     Next $2 billion      0.525

                                     Over $5 billion      0.500
      ---------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

            The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                         Average Daily        (% of Average
                                           Net Assets        Daily Net Assets)
      --------------------------------------------------------------------------
      FUND LEVEL                      First $5 billion             0.05

                                       Next $5 billion             0.04

                                      Over $10 billion             0.03
      --------------------------------------------------------------------------
      CLASS A                                                      0.28
      --------------------------------------------------------------------------
      CLASS B                                                      0.28
      --------------------------------------------------------------------------
      CLASS C                                                      0.28
      --------------------------------------------------------------------------
      ADMINISTRATOR CLASS*                                         0.10
      --------------------------------------------------------------------------
      INSTITUTIONAL CLASS**                                        0.08
      --------------------------------------------------------------------------

            * PRIOR TO APRIL 8, 2005 ADMINISTRATOR CLASS WAS INSTITUTIONAL CLASS AND FUNDS MANAGEMENT WAS ENTITLED TO BE PAID FEE OF 0.20% OF AVERAGE DAILY NET ASSETS.

            ** PRIOR TO APRIL 8, 2005 INSTITUTIONAL CLASS WAS SELECT CLASS AND FUNDS MANAGEMENT WAS ENTITLED TO BE PAID FEE OF 0.10% OF AVERAGE DAILY NET ASSETS.

            The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

CUSTODY FEES

            The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                              % of Average Daily
                                                                  Net Assets
      --------------------------------------------------------------------------
      ALL OUTLOOK FUNDS                                              0.02
      --------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

            The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                              % of Average Daily
                                                                  Net Assets
      --------------------------------------------------------------------------
      CLASS A                                                        0.25
      --------------------------------------------------------------------------
      CLASS B                                                        0.25
      --------------------------------------------------------------------------
      CLASS C                                                        0.25
      --------------------------------------------------------------------------
      ADMINISTRATOR CLASS                                            0.25
      --------------------------------------------------------------------------

            For the twelve months ended February 28, 2006, shareholder servicing fees paid were as follows:

                                                                   Administrator
      Fund                         Class A     Class B   Class C       Class
      --------------------------------------------------------------------------
      OUTLOOK TODAY               $ 97,185    $ 42,399   $29,910      $ 28,997
      --------------------------------------------------------------------------
      OUTLOOK 2010                 193,187      55,550    12,693       170,834
      --------------------------------------------------------------------------
      OUTLOOK 2020                 381,952      52,054     9,920       304,388
      --------------------------------------------------------------------------
      OUTLOOK 2030                 273,691      34,183     7,504       166,489
      --------------------------------------------------------------------------
      OUTLOOK 2040                 405,623      53,651     8,664       103,231
      --------------------------------------------------------------------------

DISTRIBUTION FEES

            The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

            Prior to April 11, 2005, Stephens, Inc. served as distributor to the applicable Funds and received distribution fees at an annual rate of 0.75% of average daily net assets of the Funds' Class B and Class C shares.

OTHER FEES

            PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

            All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the twelve months ended February 28, 2006, were waived by Funds Management proportionately from all classes, first from advisory fees, and then any class specific expenses, if applicable. Funds Management has committed through June 30, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                          NET OPERATING EXPENSE RATIOS

                                                    Administrator  Institutional
      Fund             Class A   Class B   Class C      Class          Class
      --------------------------------------------------------------------------
      OUTLOOK TODAY     1.25%     2.00%     2.00%       0.95%          0.75%
      --------------------------------------------------------------------------
      OUTLOOK 2010      1.25%     2.00%     2.00%       0.95%          0.75%
      --------------------------------------------------------------------------
      OUTLOOK 2020      1.25%     2.00%     2.00%       0.95%          0.75%
      --------------------------------------------------------------------------
      OUTLOOK 2030      1.25%     2.00%     2.00%       0.95%          0.75%
      --------------------------------------------------------------------------
      OUTLOOK 2040      1.25%     2.00%     2.00%       0.95%          0.75%
      --------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

            Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the twelve months ended February 28, 2006, were as follows:

                               Purchases at Cost                     Sales Proceeds
      Fund              U.S. Government        Other        U.S. Government       Other
      -------------------------------------------------------------------------------------
      OUTLOOK TODAY       $ 27,974,519     $  3,847,432       $ 30,511,282     $  8,550,822
      -------------------------------------------------------------------------------------
      OUTLOOK 2010          67,144,426       10,671,179         58,274,432       24,177,090
      -------------------------------------------------------------------------------------
      OUTLOOK 2020          83,169,573       24,004,368         69,839,449       44,854,472
      -------------------------------------------------------------------------------------
      OUTLOOK 2030          35,708,602       18,016,026         28,087,552       31,012,312
      -------------------------------------------------------------------------------------
      OUTLOOK 2040          16,404,881       11,101,523         13,493,060       36,117,822
      -------------------------------------------------------------------------------------

 5. BANK BORROWINGS
--------------------------------------------------------------------------------

            Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the twelve months ended February 28, 2006, there were no borrowings by the Outlook Funds under the agreement.

 6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

            The tax character of distributions paid during the years ended February 28, 2006 and February 28, 2005 was as follows:

                          Ordinary       Long-Term     Dividends Paid
                           Income       Capital Gain    on Redemption      Total
      Fund                  2006            2006            2006            2006
      -----------------------------------------------------------------------------
      OUTLOOK TODAY      $1,676,641      $1,132,615      $        0      $2,809,256
      -----------------------------------------------------------------------------
      OUTLOOK 2010        3,517,958         426,810               0       3,944,768
      -----------------------------------------------------------------------------
      OUTLOOK 2020        5,380,691          74,723               0       5,455,414
      -----------------------------------------------------------------------------
      OUTLOOK 2030        2,609,942       3,512,322               0       6,122,264
      -----------------------------------------------------------------------------
      OUTLOOK 2040        2,195,646               0               0       2,195,646
      -----------------------------------------------------------------------------

                          Ordinary       Long-Term     Dividends Paid
                           Income       Capital Gain    on Redemption      Total
      Fund                  2005            2005            2005            2005
      -----------------------------------------------------------------------------
      OUTLOOK TODAY      $1,265,309       $269,066       $        0      $1,534,375
      -----------------------------------------------------------------------------
      OUTLOOK 2010        2,766,765              0                0       2,766,765
      -----------------------------------------------------------------------------
      OUTLOOK 2020        4,041,141              0                0       4,041,141
      -----------------------------------------------------------------------------
      OUTLOOK 2030        2,278,163              0                0       2,278,163
      -----------------------------------------------------------------------------
      OUTLOOK 2040        2,117,382              0                0       2,117,382
      -----------------------------------------------------------------------------

            As of February 28, 2006, the components of distributable earnings on tax basis are shown on the table below. The difference between book basis and tax basis appreciation/(depreciation) is attributable to wash sale deferrals and partnership adjustments.

                                                                          Unrealized
                            Undistributed       Undistributed Long-      Appreciation         Capital Loss
      Fund                 Ordinary Income          Term Gain           (Depreciation)        Carryforward *             Total
      ----------------------------------------------------------------------------------------------------------------------------
      OUTLOOK TODAY          $    269,006          $    410,536          $  4,847,377          $           0          $  5,526,919
      ----------------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2010                680,890             1,000,314            17,278,807                      0            18,960,011
      ----------------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2020                887,343             1,973,199            40,396,127                      0            43,256,669
      ----------------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2030                411,060             2,085,439            30,597,570                      0            33,094,069
      ----------------------------------------------------------------------------------------------------------------------------
      OUTLOOK 2040                351,415                     0            45,832,917            (12,876,235)           33,308,097
      ----------------------------------------------------------------------------------------------------------------------------

* THIS AMOUNT INCLUDES THE POST-OCTOBER LOSS, WHICH WILL REVERSE ON THE FIRST DAY OF THE FOLLOWING FISCAL YEAR.

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7. SUBSEQUENT EVENT
--------------------------------------------------------------------------------

            At their March 31, 2006 meeting, the Trustees unanimously approved a recommendation to change the investment strategies of the Outlook Funds to replicate, before fees and expenses, the return of the Dow Jones Target Date Indexes for many reasons, including providing shareholders with greater diversification. In addition, the Trustees approved converting the structure (the "Structural Conversion") of each Outlook Fund from a stand-alone fund that invests directly in a portfolio of individual securities to a fund-of-funds structure in which each Outlook Fund invests substantially all of its assets in master portfolios or other registered investment companies (a "Gateway Blended Fund" structure) to allow the Outlook Funds to more closely track the Dow Jones Target Date Indexes. With the new strategy, the Trustees approved changing each Outlook Fund's name to correspond to the name of the index whose total return it will attempt to replicate. The new names and strategies will go into effect upon each Outlook Fund's Structural Conversion to the Gateway Blended Fund structure.

            In connection with the Structural Conversion of the Outlook Funds, the Trustees approved, subject to shareholder approval, a reduction in the investment advisory fee that each Outlook Fund pays to Wells Fargo Funds Management, LLC ("Funds Management"). Specifically, the maximum investment advisory fee of 0.65% currently payable to Funds Management by each Outlook Fund would be reduced to 0.25%. This fee is being reduced in light of a shift of some of Funds Management's advisory responsibilities away from the stand-alone Outlook Fund level to the underlying master portfolio level under the new Gateway Blended Fund structure. After the Structural Conversion, the investment advisory services that Funds Management provides to the Outlook Funds would be reduced whereby Funds Management would no longer be responsible for purchasing and selling individual securities for each Outlook Fund's portfolio, but rather would be responsible for determining the percentage of assets each Outlook Fund should allocate to the newly created master portfolios in which the Outlook Fund invests. Outlook Fund shareholders would bear indirectly the advisory fees paid to Funds Management by the master portfolios for managing the master portfolios' direct investments in securities.

            At the Board meeting held on March 31, 2006, the Trustees also unanimously approved, subject to shareholder approval, replacing Barclays Global Fund Advisors ("BGFA") with Global Index Advisors, Inc. ("GIA") as sub-adviser to the Outlook Funds and unanimously approved a new sub advisory agreement with GIA. Funds Management will be solely responsible for paying GIA's sub-advisory fees of 0.06% out of the 0.25% advisory fee it receives. Additionally, Funds Management has agreed to lower the net operating expenses for each of the Outlook Funds after the Structural Conversion to the Gateway Blended Fund structure. The current sub-advisory agreement with BGFA is expected to terminate at the time each Outlook Fund converts to a Gateway Blended Fund.

            Finally, the Trustees approved, subject to shareholder approval and subject to either the receipt of exemptive relief from the Securities and Exchange Commission ("SEC") or the adoption by the SEC of a relevant federal securities rule, a multi-manager structure that would permit each Outlook Fund and Funds Management to enter into, and materially amend, sub-advisory agreements with a sub-adviser in the future without obtaining shareholder approval, subject to certain conditions. Currently, a change in an Outlook Fund's sub-adviser and material changes to sub-advisory agreements require shareholder approval, which can be expensive and time-consuming.

            In connection with the numerous securities transactions required to align the Outlook Funds' portfolios with the Dow Jones Target Date Indexes, it is anticipated that there will be a period of high portfolio turnover as a large portion of each Outlook Fund's assets will be sold by the corresponding master portfolios. Each Outlook Fund will recognize its share of the net gain from such dispositions for, and will distribute such gain to, its shareholders as a taxable distribution for U.S. federal income tax purposes. Such distributions are currently estimated to be between 6%-12% of total Fund assets, however the actual percentage distributed could vary from this range depending on market conditions at the time of the repositioning. Accordingly, each Outlook Fund shareholder may recognize significant taxable income as a result of the repositioning. Although qualified plan investment vehicles (e.g., IRAs and 401(k) plans) may not be subject to tax on their income from the Outlook Fund, shareholders should consult their tax adviser about their specific tax situations. This repositioning also could generate significant transaction costs.

            Through proxy materials expected to be mailed to shareholders on or about April 24, 2006, the Outlook Funds will be requesting shareholder approval on certain aspects of these matters at a shareholder meeting currently scheduled for June 12, 2006. Subject to shareholder approval, it is currently anticipated that the Outlook Funds' Structural Conversion to the Gateway Blended Fund structure and the corresponding changes in the portfolios, the advisory and sub-advisory arrangements, and expense ratios will be implemented around the end of June 2006. If the multi-manager structure is approved by shareholders, Funds Management will not take any action with respect to a sub-adviser in reliance on the multi-manager structure until shareholders receive further notice.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                       WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

            We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Outlook Today Fund, Outlook 2010 Fund, Outlook 2020 Fund, Outlook 2030 Fund, and Outlook 2040 Fund (collectively, the "Funds"), five of the Funds constituting the Wells Fargo Funds Trust as of February 28, 2006, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

            We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2006, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

            In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of the Wells Fargo Funds Trust as of February 28, 2006, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                                /s/ KPMG LLP

Philadelphia, Pennsylvania
April 17, 2006

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

            A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

            Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following Funds designate the amounts listed below as a long-term capital gain distribution for the year ended February 28, 2006:

                                                                Capital Gain
      Fund                                                        Dividend
      --------------------------------------------------------------------------
      OUTLOOK TODAY                                             $   1,132,615
      --------------------------------------------------------------------------
      OUTLOOK 2010                                                    426,810
      --------------------------------------------------------------------------
      OUTLOOK 2020                                                     74,723
      --------------------------------------------------------------------------
      OUTLOOK 2030                                                  3,512,322
      --------------------------------------------------------------------------

            Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Funds listed below designate a percentage of its ordinary income dividends distributed during the year ended February 28, 2006 as qualifying for the corporate dividends-received deduction:

                                                              Dividend-Received
                                                                 Deduction (%
                                                                 of ordinary
      Fund                                                    income dividends)
      --------------------------------------------------------------------------
      OUTLOOK TODAY                                                     24.32
      --------------------------------------------------------------------------
      OUTLOOK 2010                                                      33.14
      --------------------------------------------------------------------------
      OUTLOOK 2020                                                      53.63
      --------------------------------------------------------------------------
      OUTLOOK 2030                                                      77.81
      --------------------------------------------------------------------------
      OUTLOOK 2040                                                     100.00
      --------------------------------------------------------------------------

            Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Funds listed below designate the following amounts as qualified dividend income
      (QDI):

      Fund                                                            QDI
      --------------------------------------------------------------------------
      OUTLOOK TODAY                                            $      650,852
      --------------------------------------------------------------------------
      OUTLOOK 2010                                                  1,818,168
      --------------------------------------------------------------------------
      OUTLOOK 2020                                                  4,428,475
      --------------------------------------------------------------------------
      OUTLOOK 2030                                                  2,609,942
      --------------------------------------------------------------------------
      OUTLOOK 2040                                                  2,195,646
      --------------------------------------------------------------------------

            Pursuant to Section 871(k)(1)(C) of the Code, the Funds listed below designate the following amounts as interest-related dividends:

                                                               Interest-Related
      Fund                                                        Dividends
      --------------------------------------------------------------------------
      OUTLOOK TODAY                                            $    1,023,332
      --------------------------------------------------------------------------
      OUTLOOK 2010                                                  2,036,112
      --------------------------------------------------------------------------
      OUTLOOK 2020                                                  2,350,727
      --------------------------------------------------------------------------
      OUTLOOK 2030                                                    801,880
      --------------------------------------------------------------------------
      OUTLOOK 2040                                                    357,541
      --------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)                WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

            The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

            The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 140 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------------
                           POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE               LENGTH OF SERVICE **      PAST FIVE YEARS                      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------
Thomas S. Goho             Trustee, since 1987       Chair of Finance, Wake Forest        None
63                                                   University, since 2006. Benson-
                                                     Pruitt Professorship, Wake
                                                     Forest University, Calloway
                                                     School of Business and
                                                     Accountancy, since 1999.
-------------------------------------------------------------------------------------------------------------
Peter G. Gordon            Trustee, since 1998       Chairman, CEO, and Co-               None
63                         (Chairman, since 2005)    Founder of Crystal Geyser
                                                     Water Company, and President
                                                     of Crystal Geyser Roxane Water
                                                     Company.
-------------------------------------------------------------------------------------------------------------
Richard M. Leach           Trustee, since 1987       Retired. Prior thereto, President    None
72                                                   of Richard M. Leach Associates
                                                     (a financial consulting firm).
-------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell         Trustee, since 2006       Professor of Insurance and Risk      None
53                                                   Management, Wharton School,
                                                     University of Pennsylvania.
                                                     Director of the Boettner Center
                                                     on Pensions and Retirement.
                                                     Research Associate and Board
                                                     Member, Penn Aging Research
                                                     Center. Research Associate,
                                                     National Bureau of Economic
                                                     Research.
-------------------------------------------------------------------------------------------------------------
Timothy J. Penny           Trustee, since 1996       Senior Counselor to the public       None
54                                                   relations firm of Himle-Horner,
                                                     and Senior Fellow at the
                                                     Humphrey Institute,
                                                     Minneapolis, Minnesota (a
                                                     public policy organization).
-------------------------------------------------------------------------------------------------------------
Donald C. Willeke          Trustee, since 1996       Principal of the law firm of         None
65                                                   Willeke & Daniels.

WELLS FARGO ADVANTAGE OUTLOOK FUNDS                OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

-------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987        Private Investor/Real Estate         None
61                                                   Developer. Prior thereto,
                                                     Chairman of White Point
                                                     Capital, LLC until 2005.
-------------------------------------------------------------------------------------------------------------

OFFICERS

-------------------------------------------------------------------------------------------------------------
                          POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE          PAST FIVE YEARS                      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003      Executive Vice President of          None
46                                                   Wells Fargo Bank, N.A. and
                                                     President of Wells Fargo Funds
                                                     Management, LLC. Senior Vice
                                                     President and Chief
                                                     Administrative Officer of Wells
                                                     Fargo Funds Management, LLC
                                                     from 2001 to 2003.
-------------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000      Vice President and Managing          None
45                                                   Senior Counsel of Wells Fargo
                                                     Bank, N.A. and Senior Vice
                                                     President and Secretary of Wells
                                                     Fargo Funds Management, LLC.
                                                     Vice President and Senior
                                                     Counsel of Wells Fargo Bank,
                                                     N.A. from 1996 to 2003.
-------------------------------------------------------------------------------------------------------------
A. Erdem Cimen            Treasurer, since 2006      Vice President of Wells Fargo        None
32                                                   Bank, N.A. and Vice President
                                                     of Financial Operations for
                                                     Wells Fargo Funds Management,
                                                     LLC. Vice President and Group
                                                     Finance Officer of Wells Fargo
                                                     Bank, N.A. Auto Finance Group
                                                     from 2004 to 2006. Vice
                                                     President of Portfolio Risk
                                                     Management for Wells Fargo
                                                     Bank, N.A. Auto Finance Group
                                                     in 2004. Vice President of
                                                     Portfolio Research and Analysis
                                                     for Wells Fargo Bank, N.A. Auto
                                                     Finance Group from 2001 to
                                                     2004. Director of Small Business
                                                     Services Risk Management for
                                                     American Express Travel Related
                                                     Services from 2000 to 2001.
-------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of February 28, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

LIST OF ABBREVIATIONS                        WELLS FARGO ADVANTAGE OUTLOOK FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depositary Receipt
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FFCB         -- Federal Farm Credit Bank
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GDR          -- Global Depositary Receipt
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
IDR          -- Industrial Development Revenue
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFHR         -- Single Family Housing Revenue
SFMR         -- Single Family Mortgage Revenue
SLMA         -- Student Loan Marketing Association
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares
XLCA         -- XL Capital Assurance

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

    [LOGO]
----------------
WELLS  ADVANTAGE
FARGO  FUNDS
----------------

More information about WELLS FARGO ADVANTAGE FUNDS (SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds' Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2006 Wells Fargo Advantage Funds, LLC. www.wellsfargo.com/advantagefunds All rights reserved.
                                                                   RT56110 04-06
                                                              AOUTLD/AR003 02-06

                                                                ----------------
                                                                WELLS  ADVANTAGE
                                                                FARGO  FUNDS
                                                                ----------------
--------------------------------------------------------------------------------
                                FEBRUARY 28, 2006
[GRAPHIC OMITTED]              -------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------

                WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                CLASS A, CLASS B, AND INVESTOR CLASS

                WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND

                WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

                WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND

                WELLS FARGO ADVANTAGE MONEY MARKET FUND

                WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

                WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

                WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

                WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------

Money Market Overview ....................................................     2
--------------------------------------------------------------------------------

Primary Investments ......................................................     4
--------------------------------------------------------------------------------

Performance Highlights
--------------------------------------------------------------------------------

   California Tax-Free Money Market Fund .................................     5
   Government Money Market Fund ..........................................     6
   Minnesota Money Market Fund ...........................................     7
   Money Market Fund .....................................................     8
   Municipal Money Market Fund ...........................................     9
   National Tax-Free Money Market Fund ...................................    10
   Treasury Plus Money Market Fund .......................................    11
   100% Treasury Money Market Fund .......................................    12
Fund Expenses (Unaudited) ................................................    13
--------------------------------------------------------------------------------

Portfolio of Investments
--------------------------------------------------------------------------------

   California Tax-Free Money Market Fund .................................    15
   Government Money Market Fund ..........................................    25
   Minnesota Money Market Fund ...........................................    28
   Money Market Fund .....................................................    31
   Municipal Money Market Fund ...........................................    35
   National Tax-Free Money Market Fund ...................................    42
   Treasury Plus Money Market Fund .......................................    57
   100% Treasury Money Market Fund .......................................    58

Financial Statements
--------------------------------------------------------------------------------

   Statements of Assets and Liabilities ..................................    60
   Statements of Operations ..............................................    62
   Statements of Changes in Net Assets ...................................    66
   Financial Highlights ..................................................    78
Notes to Financial Highlights ............................................    82
--------------------------------------------------------------------------------

Notes to Financial Statements ............................................    83
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm ..................    93
--------------------------------------------------------------------------------

Other Information (Unaudited) ............................................    94
--------------------------------------------------------------------------------

List of Abbreviations ....................................................    97
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

            I am pleased to provide you with this WELLS FARGO ADVANTAGE MONEY MARKET FUNDS annual report for the period that ended February 28, 2006. This particular annual report covers an 11-month reporting period for all of the Funds except the WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND(SM), for which this report covers a four-month period. The reporting periods are different because the year-end dates on the annual reports were changed. In the future, the Money Market Funds will have a year-end date of the last day of February and the semi-annual report will have an ending date of August 31. On the following pages, you will find the manager's money market overview and strategic outlook, as well as information about the holdings in the Funds.

THE ECONOMY
--------------------------------------------------------------------------------

            The U.S. economy continued to show signs of strength as steady long-term interest rates helped offset the impact of rising oil prices and further credit tightening by the Federal Reserve (the Fed). The real Gross Domestic Product (GDP), the most comprehensive measure of economic activity, grew at an annual rate of 3.5% for 2005. That figure included the modest 1.6% GDP growth rate for the fourth quarter of 2005.

HIGHER INTEREST RATES
--------------------------------------------------------------------------------

            Money market rates continued to rise in 2005 as the Fed increased the target Federal funds rate by 0.25% at each of the Federal Open Market Committee meetings since June 2004. Consequently, the Federal funds rate has inched upward from a low of 1% to 4.50% by the end of February 2006.

LOOKING AHEAD
--------------------------------------------------------------------------------

            The Fed's monetary policy has become less predictable in 2006. In its latest policy statement, the Fed indicated that if the Federal funds rate were increased further, it would be in response to economic data rather than a continuation of the policy it established in 2004. The unpredictability of interest rates is another reason why we believe that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers--our subadvisers--chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent, long-term results offers our investors a firmer footing to navigate changing market conditions and move forward to their financial destinations.

            Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM). We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      Sincerely,

      /s/ Karla M. Rabusch

      Karla M. Rabusch
      President
      WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                   MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

            This overview covers the 11-month period that ended February 28, 2006, for all the Funds except the WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND, for which this overview covers a four-month period that ended February 28, 2006.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

            The Federal Open Market Committee (FOMC) raised the target Federal funds rate by 0.25% at each regularly scheduled meeting during the 11-month reporting period. This took the target rate from 2.75% on March 31, 2005, to 3.75% on October 31, 2005, before closing the period on February 28, 2006, at 4.50%. Although the FOMC made great strides toward being more transparent in its decision-making process, doubts continued in the marketplace regarding the pace and duration of interest rate increases. In particular, it was questionable whether the FOMC would pursue its course toward higher rates at its September 20, 2005, meeting in the wake of Hurricane Katrina. Some market participants thought the hurricane would have a negative impact on economic growth and that the FOMC would be forced to leave rates unchanged, at least for a short time. This potential pause in rising interest rates caused a brief, but sharp rally in the markets and dropped yields on the one-year London Interbank Offered Rate (LIBOR) from 4.31% on August 30, 2005, to 3.95% on September 2, 2005. But at its September 20 meeting, the FOMC acknowledged the tragedy of the hurricane and stated that the "dislocation of economic activity and boost to energy prices" resulting from the hurricane did not pose a "persistent threat"; then the FOMC raised rates by another 0.25%.

            The slope of the money market yield curve was volatile over the 11-month reporting period but generally moved to a flatter position. The spread between the one-month and one-year LIBOR was as wide as 0.98% on March 31, 2005, and as narrow as 0.28% on September 2, 2005. By October 31, 2005, the spread had widened to 0.63% before narrowing again in January. One-month rates moved consistently and steadily higher throughout the period. The volatility in the yield curve was caused by the inconsistent pace of increases in yields on the longer end of the money market yield curve. One-year rates began the period by moving lower, from 3.85% on March 31, 2005, to a low of 3.60% by mid-April 2005, before an erratic rise to 4.31% on August 30, 2005. From there, the market rallied sharply in the post-Katrina confusion to 3.95% on September 2, 2005, before resuming a fairly steady climb to 4.72% on October 31, 2005, and 5.15% by February 28, 2006.

            The amount of commercial paper (CP) outstanding continued to increase throughout the period. Total CP increased from $1.44 trillion on March 31, 2005, to $1.62 trillion on October 31, 2005, to $1.70 trillion on February 28, 2006. This increased supply led to more attractive yields on CP relative to other money market alternatives, especially U.S. Government and Treasury securities.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

            Yield spreads between LIBOR and U.S. Government agency securities remained wide during the period. The wider spreads resulted from a reduced supply of federal agency obligations available in the market. In addition, new borrowing saw significant declines caused by the impact of higher interest rates on mortgage refinancing and by new regulatory requirements that forced the largest government agencies to improve their capital ratios. If these two trends continue, yields on agency obligations may remain well below those of prime money market securities.

            For the most part, the government agency yield curve flattened during the period. The spread between one-month and one-year agencies was as wide as 1.01% on March 31, 2005, before narrowing to 0.37% in September 2005. The effects of Hurricane Katrina and the growing consensus that the FOMC may not raise interest rates at its September meeting were the main drivers of the curve flattening. However, after the FOMC confirmed its continued path of raising interest rates, the agency curve widened to 0.63% on October 31, 2005, and 0.57% on February 28, 2006, but still remained significantly flatter than at the beginning of the period.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

            The trend in the direction of yields on short-term U.S. Treasury securities has defied the overall direction of general interest rates. While most money market yields have risen consistently, the yield on the U.S. Treasury bill has been more volatile. After slowly rising from 2.80% at the end of March 2005 to 3.50% in early August, the yield on a three-month U.S. Treasury bill traded in a narrow range during September, mostly between 3.45% and 3.55%. Several factors contributed to this narrow trading range, including demand from overseas investors and uncertainty as to whether the FOMC would raise interest rates at its September 20, 2005, meeting in the wake of Hurricane Katrina.

            After it was confirmed in September that the FOMC would continue to increase interest rates, yields on U.S. Treasury bills moved precipitously higher in October. The yield as of October 31, 2005, was 3.88%, a one-month increase of 0.34%. However, seasonal factors began to take hold in early November, causing the yield once again to trade in a narrow range through the remainder of 2005, mostly between 3.95% and 4.05%.

            Beginning in January 2006, the yield on U.S. Treasury bills began a more consistent move upward in line with the rest

MONEY MARKET OVERVIEW                   WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      of the market. A seasonal increase in supply along with an additional interest rate increase by the FOMC contributed to the rise in yields. The spread between the three-month U.S. Treasury bill and LIBOR narrowed from 0.38% on October 31, 2005, and a high of 0.61% in mid-December to 0.20% at the end of February 2006.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

            Short-term tax-exempt rates were highly volatile during the period. Selling around the April 15, 2005, tax day reduced demand for Variable Rate Demand Notes (VRDNs), and rates rose. By June 2005, municipal rates declined as investors returned to the market. They stayed low throughout the summer even while the FOMC continued raising the Federal funds target rate. Municipal rates increased in September as the corporate tax day greatly lowered demand. Volatility increased as more investors switched between tax-exempt and taxable securities and the market struggled to find an equilibrium that would balance supply and demand. Rates spiked again in December as the demand for municipals waned at year-end. As interest payments and matured securities were reinvested in early January 2006, rates again fell dramatically, as much as 60 basis points on VRDNs.

            There has been a more gradual increase in VRDN levels than in the target Federal funds rate. The general levels for VRDNs moved from 2.12% at the beginning of the reporting period to 2.70% on October 31, 2005, to 3.18% on February 28, 2006.

            Most of the money market-eligible California fixed-rate notes are offered in June. In June 2005, offerings were greatly reduced from the previous year and initially led to lower yields. Further, many municipal market participants also believed that the FOMC would be slowing the pace of rate increases. Gradually, it became clear that the FOMC would not be stopping the rate increases anytime soon, and rates moved higher.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

            We continue to manage the Funds to be highly sensitive to changes in money market rates. Our approach includes using shorter-term investments as well as floating- or variable-rate securities. This strategy has allowed the portfolio yields to adjust quickly in line with rising money market rates. We will continue to manage the Funds to take advantage of current rate trends, which we believe will continue to move higher

            AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

--------------------------------------------------------------------------------
            The views expressed are as of February 28, 2006, and are those of the Funds' manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                     PRIMARY INVESTMENTS
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE               California                             Money    Municipal     National   Treasury     100%
MONEY MARKET FUND                    Tax-Free    Government   Minnesota   Market   Money Market   Tax-Free     Plus     Treasury
---------------------
---------------------------------------------------------------------------------------------------------------------------------
      U.S. Treasury Securities                       X                      X                                    X         X
---------------------------------------------------------------------------------------------------------------------------------
      Repurchase Agreements                          X                      X                                    X
---------------------------------------------------------------------------------------------------------------------------------
      U.S. Government Obligations                    X                      X
---------------------------------------------------------------------------------------------------------------------------------
      Commercial Paper                                                      X
---------------------------------------------------------------------------------------------------------------------------------
      Certificates of
      Deposit/Bankers
      Acceptances                                                           X
---------------------------------------------------------------------------------------------------------------------------------
      Time Deposits                                                         X
---------------------------------------------------------------------------------------------------------------------------------
      Floating/Variable Rate
      Notes/Bonds                        X                        X         X            X            X
---------------------------------------------------------------------------------------------------------------------------------
      Mortgage and Asset-Backed
      Securities                                                            X
---------------------------------------------------------------------------------------------------------------------------------
      Corporate Notes/Bonds                                                 X
---------------------------------------------------------------------------------------------------------------------------------
      Municipal Obligations              X                        X                      X            X
---------------------------------------------------------------------------------------------------------------------------------
      Municipal Commercial Paper         X                        X                      X            X
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
            The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND (the
      Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
     Wells Fargo Funds Management, LLC     Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
     David D. Sylvester                    01/01/1992

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                         6-Month*   11-Month*   1-Year   5-Year   10-Year
---------------------------------------------------------------------------------------------------------
      California Tax-Free Money Market Fund - Class A
      (Incept. Date 01/01/1992)                            1.09        1.85      1.96     1.09      1.91
---------------------------------------------------------------------------------------------------------
      Benchmark
---------------------------------------------------------------------------------------------------------
            iMoneyNet California State Specific Retail
             Money Fund Average(2)                         1.09        1.83      1.94     1.13      2.00
---------------------------------------------------------------------------------------------------------

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE.

FUND YIELD SUMMARY(1) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
      7-Day Current Yield                                                  2.48%
--------------------------------------------------------------------------------
      7-Day Compound Yield                                                 2.51%
--------------------------------------------------------------------------------
      30-Day Simple Yield                                                  2.42%
--------------------------------------------------------------------------------
      30-Day Compound Yield                                                2.44%

FUND CHARACTERISTICS(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
      Weighted Average Maturity                                          19 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

    [THE FOLLOWING TABLE WAS DEPICTED AS PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper             9%

Municipal Demand Notes                82%

Municipal Bonds                        9%

MATURITY DISTRIBUTION(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

    [THE FOLLOWING TABLE WAS DEPICTED AS PIE CHART IN THE PRINTED MATERIAL.]

Overnight                              8%

2-14 days                             80%

15-29 days                             2%

30-59 days                             2%

90-179 days                            7%

180-269 days                           1%

--------------------------------------------------------------------------------
(1) The Fund's adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses,the Fund's 7-day current yield would have been 2.28%.
      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND for periods prior to November 8, 1999 reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund.
(2) The iMoneyNet California State Specific Retail Money Fund Average is an average of California retail state tax-free and municipal money funds.You cannot invest in an Average.
(3) Fund characteristics, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
            The WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
      Wells Fargo Funds Management, LLC    Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
      David D. Sylvester                   11/16/1987

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                         6-Month*   11-Month*   1-Year   5-Year   10-Year
---------------------------------------------------------------------------------------------------------
      Government Money Market Fund - Class A
      (Incept. Date 11/08/1999)                            1.71       2.78       2.95     1.67      3.30
---------------------------------------------------------------------------------------------------------
      Benchmark
---------------------------------------------------------------------------------------------------------
            iMoneyNet Government & Agencies Retail
             Money Fund Average(2)                         1.64       2.63       2.79     1.58      3.23
---------------------------------------------------------------------------------------------------------

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND.

FUND YIELD SUMMARY(1) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
      7-Day Current Yield                                                  3.88%
--------------------------------------------------------------------------------
      7-Day Compound Yield                                                 3.96%
--------------------------------------------------------------------------------
      30-Day Simple Yield                                                  3.84%
--------------------------------------------------------------------------------
      30-Day Compound Yield                                                3.91%

FUND CHARACTERISTICS(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
      Weighted Average Maturity                                          30 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

    [THE FOLLOWING TABLE WAS DEPICTED AS PIE CHART IN THE PRINTED MATERIAL.]

Repurchase Agreements                 56%

FNMA                                  13%

FHLMC                                 11%

FHLB                                  13%

FFCB                                   7%

MATURITY DISTRIBUTION(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

    [THE FOLLOWING TABLE WAS DEPICTED AS PIE CHART IN THE PRINTED MATERIAL.]

Overnight                             60%

2-14 days                              8%

15-29 days                             9%

30-59 days                             6%

60-89 days                             4%

90-179 days                            9%

180-269 days                           3%

270 + days                             1%

--------------------------------------------------------------------------------
(1) The Fund's adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses,the Fund's 7-day current yield would have been 3.86%.
      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND for periods prior to November 8,1999 reflects performance of the Fund's Service Class shares, adjusted to reflect the fees and expenses of the Class A shares.
(2) The iMoneyNet Government & Agencies Retail Money Fund Average includes the most broadly based of the government retail funds.These funds can invest in U.S. Treasuries,U.S.Other,Repos,whether or not they are backed by U.S.Treasuries and government-backed floating rate notes.You cannot invest directly in an Average.
(3) Fund characteristics, portfolio composition and maturity distribution are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

            The WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax and Minnesota individual income tax, but not the federal Alternative Minimum Tax, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
      Wells Fargo Funds Management, LLC    Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
      David D. Sylvester                   08/14/2000

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                         6-Month*   11-Month*   1-Year   5-Year   Life of Fund
--------------------------------------------------------------------------------------------------------------
      Minnesota Money Market Fund - Class A
      (Incept. Date 08/14/2000)                            1.04        1.75      1.85     1.08        1.31
--------------------------------------------------------------------------------------------------------------
      Benchmark
--------------------------------------------------------------------------------------------------------------
            iMoneyNet Minnesota State Specific Retail
             Money Fund Average(2)                         0.98        1.65      1.74     1.07        1.31
--------------------------------------------------------------------------------------------------------------

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE.

FUND YIELD SUMMARY(1) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
      7-Day Current Yield                                                  2.35%
--------------------------------------------------------------------------------
      7-Day Compound Yield                                                 2.38%
--------------------------------------------------------------------------------
      30-Day Simple Yield                                                  2.31%
--------------------------------------------------------------------------------
      30-Day Compound Yield                                                2.33%

FUND CHARACTERISTICS(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
      Weighted Average Maturity                                          20 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

    [THE FOLLOWING TABLE WAS DEPICTED AS PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper             6%

Municipal Demand Notes                87%

Municipal Bonds                        7%

MATURITY DISTRIBUTION(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

    [THE FOLLOWING TABLE WAS DEPICTED AS PIE CHART IN THE PRINTED MATERIAL.]

Overnight                             12%

2-14 days                             74%

30-59 days                             7%

60-89 days                             1%

90-179 days                            3%

180-269 days                           3%

--------------------------------------------------------------------------------
(1) The Fund's adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses,the Fund's 7-day current yield would have been 2.25%.
(2) The iMoneyNet Minnesota State Specific Retail Money Fund Average consists of only Minnesota retail state tax-free and municipal money funds.You cannot invest directly in an Average.
(3) Fund characteristics, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET FUND -- CLASS A, B AND INVESTOR CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

            The WELLS FARGO ADVANTAGE MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
      Wells Fargo Funds Management, LLC    Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
      David D. Sylvester                   07/01/1992

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                         6-Month*   11-Month*   1-Year   5-Year   10-Year
---------------------------------------------------------------------------------------------------------
      Money Market Fund - Class A
      (Incept. Date 07/01/1992)                            1.67       2.69       2.86     1.62      3.32
---------------------------------------------------------------------------------------------------------
      Money Market Fund - Class B
      (Incept. Date 05/25/1995)                            1.30       1.99       2.10     0.99      2.64
---------------------------------------------------------------------------------------------------------
      Money Market Fund - Investor Class
      (Incept. Date 04/11/2005)                            1.73       2.78       2.95     1.63      3.32
---------------------------------------------------------------------------------------------------------
      Benchmark
---------------------------------------------------------------------------------------------------------
            iMoneyNet First Tier Retail Money
             Fund Average(2)                               1.62       2.60       2.75     1.57      3.26
---------------------------------------------------------------------------------------------------------

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE, BUT THE FUND'S CLASS B SHARES MAY BE SUBJECT TO A MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 5.00%. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY(1) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
                                              Class A   Class B   Investor Class
--------------------------------------------------------------------------------
      7-Day Current Yield                      3.82%     3.07%         3.93%
--------------------------------------------------------------------------------
      7-Day Compound Yield                     3.89%     3.11%         4.00%
--------------------------------------------------------------------------------
      30-Day Simple Yield                      3.78%     3.03%         3.89%
--------------------------------------------------------------------------------
      30-Day Compound Yield                    3.84%     3.07%         3.96%

FUND CHARACTERISTICS(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
      Weighted Average Maturity                                          34 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

    [THE FOLLOWING TABLE WAS DEPICTED AS PIE CHART IN THE PRINTED MATERIAL.]

Floating/Variable Rate Bonds/Notes    19%

Repurchase Agreements                 27%

Time Deposits                         14%

Commercial Paper                      25%

Certificates of Deposit                8%

FHLB                                   1%

Corporate Bonds                        5%

Municipal Demand Notes                 1%

MATURITY DISTRIBUTION(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

    [THE FOLLOWING TABLE WAS DEPICTED AS PIE CHART IN THE PRINTED MATERIAL.]

Overnight                             40%

2-14 days                             22%

15-29 days                            10%

30-59 days                            12%

60-89 days                            5%

90-179 days                           4%

180-269 days                          5%

270 + days                            2%

--------------------------------------------------------------------------------
(1) The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses,the Fund's 7-day current yield would have been 3.59%, 2.84%, and 3.42% for Class A, B, and Investor shares, respectively.
      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE MONEY MARKET FUND for periods prior to November 8, 1999, reflects the performance of the Class A shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund,the Stagecoach Prime Money Market Fund and the Stagecoach Money Market
Fund), its predecessor fund.Performance shown for the Class B shares for periods prior to November 8, 1999, reflects the performance of the Class S shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, the Stagecoach Prime Money Market Fund and the Stagecoach Money Market Fund), its predecessor fund. Performance shown for the Investor Class shares for the periods prior to April 11, 2005, reflects the performance of the Class A shares of the Fund, and includes fees and expenses that are not applicable and are higher than those of the Investor Class shares.The Class A shares annual returns are substantially similar to what the Investor Class shares returns would have been because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same fees and expenses.
(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.You cannot invest directly in an Average.
(3) Fund characteristics, portfolio composition and maturity distribution are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND -- INVESTOR CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

            The WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

ADVISER                                      SUBADVISER
      Wells Fargo Funds Management, LLC            Wells Capital Management Incorporated

FUND MANAGER                                 FUND INCEPTION DATE
      David D. Sylvester                           10/23/1986

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                     4-Month*   6-Month*   1-Year   5-Year   10-Year
----------------------------------------------------------------------------------------------------
      Municipal Money Market Fund - Investor Class
      (Incept. Date 10/23/1986)                        0.81       1.16      2.09     1.54      2.59
----------------------------------------------------------------------------------------------------
      Benchmark
----------------------------------------------------------------------------------------------------
         iMoneyNet Tax-Free National Retail
         Money Fund Average(2)                         0.78       1.10      1.95     1.16      2.08
----------------------------------------------------------------------------------------------------

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY(1) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
      7-Day Current Yield                                                 2.60%
--------------------------------------------------------------------------------
      7-Day Compound Yield                                                2.63%
--------------------------------------------------------------------------------
      30-Day Simple Yield                                                 2.53%
--------------------------------------------------------------------------------
      30-Day Compound Yield                                               2.56%

FUND CHARACTERISTICS(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
      Weighted Average Maturity                                          15 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

    [THE FOLLOWING TABLE WAS DEPICTED AS PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper       8%
Municipal Demand Notes          83%
Municipal Bonds                  9%

MATURITY DISTRIBUTION(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

    [THE FOLLOWING TABLE WAS DEPICTED AS PIE CHART IN THE PRINTED MATERIAL.]

Overnight                        8%
2-14 days                       78%
15-29 days                       3%
30-59 days                       4%
60-89 days                       3%
90-179 days                      3%
180-269 days                     1%

--------------------------------------------------------------------------------
(1) The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses,the Fund's 7-day current yield would have been 2.21%.
      Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Municipal Money Market Fund, its predecessor fund.
(2) The iMoneyNet Tax-Free National Retail Money Fund Average consists of all national tax-free and municipal retail funds.Portfolio Holdings of tax-free funds include Rated and Unrated Demand Notes,Rated and Unrated General Market Notes,Commercial paper,Put Bonds--6month and less,Put Bonds--over 6 month,AMT Paper, and Other Tax-Free holdings.You cannot invest directly in an Average.
(3) Fund characteristics, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

            The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND (the
      Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

ADVISER                                      SUBADVISER
      Wells Fargo Funds Management, LLC            Wells Capital Management Incorporated

FUND MANAGER                                 FUND INCEPTION DATE
      David D. Sylvester                           08/03/1993

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                     6-Month*   11-Month*  1-Year   5-Year   10-Year
----------------------------------------------------------------------------------------------------
      National Tax-Free Money Market Fund - Class A
      (Incept. Date 07/28/2003)                        1.12       1.89      2.00     1.21     2.16
----------------------------------------------------------------------------------------------------
      Benchmark
----------------------------------------------------------------------------------------------------
         iMoneyNet Tax-Free National Retail
         Money Fund Average(2)                         1.10       1.84      1.95     1.16     2.08
----------------------------------------------------------------------------------------------------

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE.

FUND YIELD SUMMARY(1) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
      7-Day Current Yield                                                 2.51%
--------------------------------------------------------------------------------
      7-Day Compound Yield                                                2.54%
--------------------------------------------------------------------------------
      30-Day Simple Yield                                                 2.45%
--------------------------------------------------------------------------------
      30-Day Compound Yield                                               2.48%

FUND CHARACTERISTICS(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
      Weighted Average Maturity                                          19 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

    [THE FOLLOWING TABLE WAS DEPICTED AS LINE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper      14%
Municipal Demand Notes          80%
Municipal Bonds                  6%

MATURITY DISTRIBUTION(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

    [THE FOLLOWING TABLE WAS DEPICTED AS LINE CHART IN THE PRINTED MATERIAL.]

Overnight                       10%
2-14 days                       76%
15-29 days                       2%
30-59 days                       5%
60-89 days                       1%
90-179 days                      3%
180-269 days                     3%

--------------------------------------------------------------------------------
(1) The Fund's adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses,the Fund's 7-day current yield would have been 2.19%.
      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND for the periods prior to July 28, 2003 reflects performance of the Fund's Service Class shares adjusted for Class A fees and expenses. Performance shown for periods prior to November 8, 1999, reflects the performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund.
(2) The iMoneyNet Tax-Free National Retail Money Fund Average includes tax-free and municipal retail and institutional money funds. It is made up of funds in the national tax-free retail, national tax-free institutional, state-specific retail and state-specific institutional categories.You cannot invest directly in an Average.
(3) Fund characteristics, portfolio composition and maturity distribution are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

            The WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                      SUBADVISER
      Wells Fargo Funds Management, LLC            Wells Capital Management Incorporated

FUND MANAGER                                 FUND INCEPTION DATE
      David D. Sylvester                           10/01/1985

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                     6-Month*   11-Month*  1-Year   5-Year   10-Year
----------------------------------------------------------------------------------------------------
      Treasury Plus Money Market Fund - Class A
      (Incept. Date 07/28/2003)                        1.62       2.64      2.81     1.62      3.28
----------------------------------------------------------------------------------------------------
      Benchmark
----------------------------------------------------------------------------------------------------
         iMoneyNet Treasury & Repo Retail
         Money Fund Average(2)                         1.57       2.53      2.68     1.50      3.14

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY(1) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
      7-Day Current Yield                                                 3.81%
--------------------------------------------------------------------------------
      7-Day Compound Yield                                                3.88%
--------------------------------------------------------------------------------
      30-Day Simple Yield                                                 3.73%
--------------------------------------------------------------------------------
      30-Day Compound Yield                                               3.80%

FUND CHARACTERISTICS(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
      Weighted Average                                                  14 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

    [THE FOLLOWING TABLE WAS DEPICTED AS LINE CHART IN THE PRINTED MATERIAL.]

Repurchase Agreements           73%
U.S. Treasury Bills             23%
U.S. Treasury Notes              4%

MATURITY DISTRIBUTION(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

    [THE FOLLOWING TABLE WAS DEPICTED AS LINE CHART IN THE PRINTED MATERIAL.]

Overnight                       73%
2-14 days                        3%
15-29 days                       7%
30-59 days                       6%
60-89 days                      10%
90-179 days                      1%

--------------------------------------------------------------------------------
(1) The Fund's adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses,the Fund's 7-day current yield would have been 3.78%.
      Performance shown for the Class A shares of the WELLS FARGO TREASURY PLUS MONEY MARKET FUND for the periods prior to July 28,2003,reflects performance of the Fund's Service Class shares adjusted for Class A fees and expenses. Performance shown for periods prior to November 8, 1999, reflects performance of the Service Class shares of the Stagecoach Treasury Plus Money Market Fund (the accounting survivor of a merger between the Norwest Advantage Treasury Plus Fund and the Stagecoach Treasury Plus Money Market Fund),its predecessor fund.Performance shown for the period prior to October 1,1995,through September 6,1996,reflects performance of the Pacific American U.S. Treasury Portfolio, the predecessor portfolio. In July 1995, the Pacific American U.S. Treasury Portfolio was renamed the Pacifica Treasury Money Market Fund.
(2) The iMoneyNet Treasury & Repo Retail Money Fund Average is an average of retail government funds holding U.S.Treasuries and repurchase agreements backed by the U.S.Treasury.You cannot invest directly in an Average.
(3) Fund characteristics, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

            The WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND (the Fund) seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

ADVISER                                   SUBADVISER
      Wells Fargo Funds Management, LLC         Wells Capital Management Incorporated

FUND MANAGER                              FUND INCEPTION DATE
      David D. Sylvester                        12/03/1990

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                     6-Month*   11-Month*  1-Year   5-Year   10-Year
----------------------------------------------------------------------------------------------------
      100% Treasury Money Market Fund - Class A
      (Incept. Date 11/08/1999)                        1.54       2.50      2.66     1.53      3.12
----------------------------------------------------------------------------------------------------
      Benchmark
----------------------------------------------------------------------------------------------------
        iMoneyNet Treasury Retail
        Money Fund Average(2)                          1.49       2.40      2.55     1.53      3.10
----------------------------------------------------------------------------------------------------

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY(1) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
      7-Day Current Yield                                                 3.59%
--------------------------------------------------------------------------------
      7-Day Compound Yield                                                3.66%
--------------------------------------------------------------------------------
      30-Day Simple Yield                                                 3.51%
--------------------------------------------------------------------------------
      30-Day Compound Yield                                               3.57%

FUND CHARACTERISTICS(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
      Weighted Average Maturity                                          45 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

    [THE FOLLOWING TABLE WAS DEPICTED AS LINE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Bills           97%
U.S. Treasury Notes            3%

MATURITY DISTRIBUTION(3) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

    [THE FOLLOWING TABLE WAS DEPICTED AS LINE CHART IN THE PRINTED MATERIAL.]

2-14 days                     14%
15-29 days                    17%
30-59 days                    38%
60-89 days                    26%
90-179 days                    5%

--------------------------------------------------------------------------------
(1) The Fund's adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses,the Fund's 7-day current yield would have been 3.34%.
      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND reflects performance of the Fund's Service Class shares, adjusted for Class A fees and expenses.
(2) The iMoneyNet Treasury Retail Money Fund Average includes only retail funds that hold 100% in U.S.Treasury securities.You cannot invest directly in an Average.
(3) Fund characteristics, portfolio composition and maturity distribution are subject to change.

FUND EXPENSES (UNAUDITED)               WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    Beginning     Ending
                                                     Account      Account      Expenses    Net Annual
                                                      Value        Value     Paid During    Expense
                                                   09/01/2005   02/28/2006     Period(1)     Ratio
California Tax-Free Money Market Fund
-----------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund - Class A
Actual                                             $ 1,000.00   $ 1,010.90      $3.24         0.65%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,021.57      $3.26         0.65%
Government Money Market Fund
-----------------------------------------------------------------------------------------------------
Government Money Market Fund - Class A
Actual                                             $ 1,000.00   $ 1,017.10      $3.25         0.65%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,021.57      $3.26         0.65%
Minnesota Money Market Fund
-----------------------------------------------------------------------------------------------------
Minnesota Money Market Fund - Class A
Actual                                             $ 1,000.00   $ 1,010.40      $3.99         0.80%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,020.83      $4.01         0.80%
Money Market Fund
-----------------------------------------------------------------------------------------------------
Money Market Fund - Class A
Actual                                             $ 1,000.00   $ 1,016.70      $3.80         0.76%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,021.03      $3.81         0.76%
-----------------------------------------------------------------------------------------------------
Money Market Fund - Class B
Actual                                             $ 1,000.00   $ 1,013.00      $7.54         1.51%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,017.31      $7.55         1.51%
-----------------------------------------------------------------------------------------------------
Money Market Fund - Investor Class
Actual                                             $ 1,000.00   $ 1,017.30      $3.25         0.65%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,021.57      $3.26         0.65%
Municipal Money Market Fund
-----------------------------------------------------------------------------------------------------
Municipal Money Market Fund - Investor Class
Actual                                             $ 1,000.00   $ 1,011.60      $3.19         0.64%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,021.62      $3.21         0.64%

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS               FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                   Beginning      Ending
                                                    Account       Account      Expenses    Net Annual
                                                     Value         Value     Paid During     Expense
                                                   09/01/2005   02/28/2006    Period(1)      Ratio
National Tax-Free Money Market Fund
-----------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund - Class A
Actual                                             $ 1,000.00   $ 1,011.20      $3.24         0.65%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,021.57      $3.26         0.65%
Treasury Plus Money Market Fund
-----------------------------------------------------------------------------------------------------
Treasury Plus Money Market Fund - Class A
Actual                                             $ 1,000.00   $ 1,016.20      $3.25         0.65%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,021.57      $3.26         0.65%
100% Treasury Money Market Fund
-----------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund - Class A
Actual                                             $ 1,000.00   $ 1,015.40      $3.25         0.65%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $ 1,000.00   $ 1,021.57      $3.26         0.65%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE           VALUE
MUNICIPAL BONDS & NOTES - 91.58%
CALIFORNIA - 88.36%
$   8,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA HOUSING
                REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING REVENUE LOC)~+/-               4.65%    07/01/2008   $     8,000,000
    7,675,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA JEWISH
                COMMUNITY CENTER PROJECT ALLIED IRISH BANK LOC (RECREATIONAL FACILITIES
                REVENUE LOC)~+/-                                                              2.95     11/15/2031         7,675,000
   11,200,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
                FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)~+/-                       3.21     07/15/2035   $    11,200,000
    6,965,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR GAIA
                BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA (HOUSING REVENUE
                LOC)~+/-                                                                      3.21     09/15/2032         6,965,000
   10,520,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR GENEVA
                POINTE APARTMENTS A (HOUSING REVENUE LOC)~+/-                                 3.24     03/15/2037        10,520,000
    9,565,000   ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A (OTHER REVENUE, AMBAC
                INSURED)~+/-                                                                  2.95     11/01/2034         9,565,000
    5,930,000   AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP SERIES A
                (HOUSING REVENUE LOC)~+/-                                                     3.16     09/15/2033         5,930,000
    7,675,000   ALHAMBRA CA USD (PROPERTY TAX REVENUE LOC)~+/-                                3.22     08/01/2026         7,675,000
       20,000   ANAHEIM CA HOUSING AUTHORITY MFHR FOUNTAIN ANAHEIM HILLS SERIES A
                COLLATERALIZED BY FNMA (MFHR LOC)~+/-                                         3.24     02/15/2033            20,000
    4,145,000   ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS SERIES B
                COLLATERALIZED BY FNMA (MFHR LOC)~+/-                                         3.20     05/15/2027         4,145,000
    5,300,000   ANAHEIM CA HOUSING AUTHORITY MFHR SEA WIND APARTMENTS PROJECT SERIES C
                COLLATERALIZED BY FNMA (MFHR LOC)~+/-                                         3.24     07/15/2033         5,300,000
    8,160,000   ANAHEIM CA PUBLIC FINANCING AUTHORITY LEASE REVENUE FSA INSURED
                (OTHER REVENUE LOC)~+/-                                                       3.22     09/01/2024         8,160,000
   35,000,000   BAY AREA CA TOLL AUTHORITY SAN FRANCISCO BAY AREA SERIES B1 (TOLL ROAD
                REVENUE, AMBAC INSURED)~+/-                                                   3.13     04/01/2045        35,000,000
   14,500,000   BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION PROJECT
                SERIES A (IDR LOC)~+/-                                                        3.21     12/01/2028        14,500,000
    3,640,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART CENTER DESIGN
                COLLEGE SERIES A ALLIED IRISH BANK PLC LOC (EDUCATIONAL FACILITIES
                REVENUE LOC)~+/-                                                              3.23     12/01/2032         3,640,000
    2,520,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE CTFS SERIES 113
                GENERAL OBLIGATION OF UNIVERSITY (EDUCATIONAL FACILITIES REVENUE
                LOC)~+/-                                                                      3.19     12/01/2027         2,520,000
    8,090,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE SANTA CLARA
                UNIVERSITY SERIES B MBIA INSURED (EDUCATIONAL FACILITIES REVENUE
                LOC)~+/-                                                                      3.13     02/01/2032         8,090,000
   40,700,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD UNIVERSITY
                SERIES S4 (COLLEGE & UNIVERSITY REVENUE LOC)~+/-                              3.12     11/01/2049        40,700,000
   17,530,000   CALIFORNIA HFA REVENUE (HOUSING REVENUE LOC)~+/-                              3.22     02/01/2008        17,530,000
   44,700,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E1 (HOUSING REVENUE LOC)
                ~+/-                                                                          3.23     02/01/2023        44,700,000
    1,050,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E2 (HOUSING REVENUE)~+/-          3.23     02/01/2035         1,050,000
    9,900,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING REVENUE LOC)
                ~+/-                                                                          3.23     02/01/2032         9,900,000
   25,945,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING REVENUE)~+/-           3.23     02/01/2038        25,945,000
   12,265,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F FSA INSURED (HOUSING
                REVENUE LOC)~+/-                                                              3.21     02/01/2034        12,265,000
    4,600,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING REVENUE
                LOC)~+/-                                                                      3.20     02/01/2017         4,600,000
    5,360,000   CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING REVENUE
                LOC)~+/-                                                                      3.23     08/01/2036         5,360,000
    9,000,000   CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES A (HFFA REVENUE,
                JP MORGAN CHASE BANK LOC)~+/-                                                 2.93     09/01/2025         9,000,000
    5,300,000   CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES B KBC BANK NV LOC
                (HFFA REVENUE LOC)~+/-                                                        2.93     09/01/2025         5,300,000
    8,070,000   CALIFORNIA HFFA REVENUE SERIES B (HEALTHCARE FACILITIES REVENUE LOC)
                ~+/-                                                                          3.10     08/01/2021         8,070,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE           VALUE
CALIFORNIA (CONTINUED)
$     575,000   CALIFORNIA HOME MORTGAGE SERIES F (HOUSING REVENUE, FIRST
                SECURITY BANK LOC)~+/-                                                        3.21%    02/01/2022   $       575,000
    2,025,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR FISH HOUSE
                FOODS INCORPORATED PROJECT COMERICA BANK CA LOC (ECONOMIC DEVELOPMENT
                REVENUE LOC)~+/-                                                              3.25     09/01/2024         2,025,000
    6,150,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SAN FRANCISCO
                BALLET ASSOCIATION (ECONOMIC DEVELOPMENT REVENUE LOC)~+/-                     3.18     07/01/2032         6,150,000
    5,045,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SOUTHERN
                CALIFORNIA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
                LOC)~+/-                                                                      2.95     09/01/2025         5,045,000
    4,200,000   CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES F (IDR, BANK ONE CHICAGO
                NA LOC)~+/-                                                                   2.97     11/01/2026         4,200,000
    3,400,000   CALIFORNIA PCFA PCR WADHAM ENERGY (POLLUTION CONTROL REVENUE
                LOC)~+/-                                                                      3.20     11/01/2017         3,400,000
   32,255,000   CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY SERIES A (EDUCATIONAL
                FACILITIES REVENUE LOC)                                                       4.00     07/06/2006        32,395,030
    4,410,000   CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATE CERTIFICATES PARTNERSHIP
                IMPORTANT FINANCING PROJECT SERIES C (LEASE REVENUE LOC)~+/-                  3.10     07/01/2022         4,410,000
   68,430,000   CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)~+/-                3.15     07/01/2035        68,430,000
   21,500,000   CALIFORNIA SERIES I (HFFA REVENUE, BANK OF AMERICA NA LOC)~+/-                3.19     07/01/2035        21,500,000
   57,550,000   CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)~+/-                3.15     07/01/2033        57,550,000
    7,200,000   CALIFORNIA SERIES K (HFFA REVENUE, BANK OF AMERICA NA LOC)~+/-                3.19     07/01/2033         7,200,000
   20,500,000   CALIFORNIA STATE (PROPERTY TAX REVENUE LOC)~+/-                               3.10     05/01/2034        20,500,000
    5,300,000   CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)~+/-                     3.22     03/01/2024         5,300,000
    3,150,000   CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES A1 (PROPERTY TAX
                REVENUE, CITIBANK NA LOC)~+/-                                                 2.95     05/01/2034         3,150,000
   11,100,000   CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B2 (PROPERTY TAX
                REVENUE, CITIBANK NA LOC)~+/-                                                 2.94     05/01/2034        11,100,000
    4,410,000   CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B3 (PROPERTY TAX
                REVENUE, CITIBANK NA LOC)~+/-                                                 3.23     12/01/2032         4,410,000
    9,035,000   CALIFORNIA STATE DWR CENTER VALLEY PROJECT SERIES 127 (WATER REVENUE,
                FGIC INSURED)~+/-                                                             3.21     12/01/2028         9,035,000
    6,705,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1 (POWER REVENUE)
                ~+/-                                                                          2.97     05/01/2022         6,705,000
   15,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C3 AMBAC INSURED
                (ELECTRIC REVENUE LOC)~+/-                                                    3.22     05/01/2022        15,000,000
   55,120,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUES SERIES C4 (POWER REVENUE,
                JP MORGAN LOC)~+/-                                                            3.18     05/01/2022        55,120,000
   26,420,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C1 (POWER REVENUE, DEXIA CREDIT
                LOCAL DE FRANCE LOC)~+/-                                                      3.22     05/01/2022        26,420,000
    8,925,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE, KBC BANK
                NV LOC)~+/-                                                                   3.15     05/01/2022         8,925,000
    6,300,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2 (WATER REVENUE, JP MORGAN
                CHASE BANK LOC)~+/-                                                           2.97     05/01/2020         6,300,000
   31,750,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F5 (WATER REVENUE, CITIBANK
                NA LOC)~+/-                                                                   3.03     05/01/2022        31,750,000
    8,900,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER REVENUE)~+/-            3.22     05/01/2011         8,900,000
   29,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G13 (WATER REVENUE)~+/-           3.17     05/01/2018        29,000,000
      350,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G4 (WATER REVENUE, FIRST
                SECURITY BANK LOC)~+/-                                                        3.15     05/01/2016           350,000

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE           VALUE
CALIFORNIA (CONTINUED)
$   9,000,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G5 (WATER REVENUE, FIRST
                SECURITY BANK LOC)~+/-                                                        3.13%    05/01/2016   $     9,000,000
   20,250,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER REVENUE)~+/-            3.15     05/01/2017        20,250,000
   13,550,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G9 (WATER REVENUE)~+/-            3.22     05/01/2018        13,550,000
    3,490,000   CALIFORNIA STATE DWR WATER REVENUE (WATER REVENUE LOC)~+/-                    3.21     12/01/2012         3,490,000
      325,000   CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY SERRA
                MICROCHASSIS PROJECT (IDR, US BANK NA LOC)~+/-                                3.00     08/01/2027           325,000
   16,945,000   CALIFORNIA STATE ECONOMIC RECOVERY (SALES TAX REVENUE, FGIC INSURED)
                ~+/-                                                                          3.22     07/01/2015        16,945,000
   13,900,000   CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446 (ECONOMIC
                DEVELOPMENT REVENUE LOC)~+/-                                                  3.21     01/01/2012        13,900,000
    3,601,500   CALIFORNIA STATE ECONOMIC RECOVERY SERIES 927 (ECONOMIC DEVELOPMENT
                REVENUE LOC)~+/-                                                              3.19     07/01/2013         3,601,500
    3,930,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C10 (SALES TAX REVENUE LOC)
                ~+/-                                                                          3.17     07/01/2023         3,930,000
   15,705,000   CALIFORNIA STATE PUBLIC WORKS BOARD CTFS SERIES D (LEASE REVENUE,
                AMBAC INSURED)~+/-                                                            3.21     12/01/2019        15,705,000
    4,885,000   CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE (COLLEGE & UNIVERSITY
                REVENUE LOC)~+/-                                                              3.21     11/01/2012         4,885,000
    4,675,000   CALIFORNIA STATE ROCS RR II R2167 (FGIC INSURED)~+/-                          3.21     02/01/2020         4,675,000
   48,285,000   CALIFORNIA STATE SERIES B SUBSERIES B6 (OTHER REVENUE, KBC BANK NV LOC)
                ~+/-                                                                          2.95     05/01/2040        48,285,000
    5,100,000   CALIFORNIA STATE SERIES B1 (GENERAL OBLIGATION - SCHOOL DISTRICTS, BANQUE
                NATIONALE PARIS LOC)~+/-                                                      3.19     05/01/2033         5,100,000
   25,500,000   CALIFORNIA STATE SERIES B3 (GENERAL OBLIGATION - STATES, TERRITORIES LOC)
                ~+/-                                                                          3.17     05/01/2033        25,500,000
   42,000,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC-B-5 (PROPERTY TAX
                REVENUE LOC)~+/-                                                              3.15     05/01/2034        42,000,000
    2,155,000   CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA INSURED)
                ~+/-                                                                          3.18     07/01/2027         2,155,000
    6,270,000   CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H (MFHR)~+/-              3.24     07/01/2027         6,270,000
    8,415,000   CALIFORNIA STATEWIDE CDA FOUNTAINS SEACLIFF APARTMENTS SERIES Y (HOUSING
                REVENUE, FNMA INSURED)~+/-                                                    3.24     10/15/2035         8,415,000
    5,580,000   CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ (MFHR,
                US BANK NA LOC)~+/-                                                           3.00     11/01/2031         5,580,000
   10,000,000   CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F (MFHR LOC)
                ~+/-                                                                          3.24     06/15/2038        10,000,000
   15,090,000   CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C~+/-                        3.27     01/20/2031        15,090,000
    2,900,000   CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA (HOUSING
                REVENUE LOC)~+/-                                                              3.25     12/01/2011         2,900,000
    3,985,000   CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES R
                COLLATERALIZED BY FNMA (MFHR LOC)~+/-                                         3.24     10/15/2030         3,985,000
    7,060,000   CALIFORNIA STATEWIDE CDA MULTI-FAMILY REVENUE LORENA TERRACE SERIES DDD
                CITIBANK LOC~+/-                                                              3.27     12/01/2036         7,060,000
    8,640,000   CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y (MFHR,
                FNMA INSURED)~+/-                                                             3.24     10/15/2030         8,640,000
    5,370,000   CALIFORNIA STATEWIDE CDA SERIES A02 FHA INSURED (HEALTHCARE FACILITIES
                REVENUE LOC)~+/-                                                              3.22     04/20/2036         5,370,000
   16,065,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT COLLATERALIZED BY FNMA
                (MFHR LOC)~+/-                                                                3.24     10/15/2026        16,065,000
    1,100,000   CAMARILLO CA MFHR HERITAGE PARK PROJECT SERIES A COLLATERALIZED BY FNMA
                REMARKETED 09/29/94 (MFHR LOC)~+/-                                            3.17     07/15/2019         1,100,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE           VALUE
CALIFORNIA (CONTINUED)
$   3,300,000   CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED (TAX INCREMENTAL
                REVENUE LOC)~+/-                                                              3.21%    10/01/2019   $     3,300,000
    5,100,000   COLTON CA REDEVELOPMENT AGENCY CTFS PARTICIPATION LAS PALOMAS ASSOCIATION
                PROJECT CITY NATIONAL BANK LOC (IDR LOC)~+/-                                  3.13     11/01/2015         5,100,000
    5,960,000   COMPTON CA UNIVERSITY SCHOOL DISTRICT MERLOTS SERIES B39 MBIA INSURED
                (PROPERTY TAX REVENUE LOC)~+/-                                                3.22     09/01/2027         5,960,000
    2,100,000   CONCORD CA MULTI-FAMILY MORTGAGE REVENUE (OTHER REVENUE LOC)~+/-              3.18     12/01/2016         2,100,000
   10,320,000   CONTRA COSTA CA WATER DISTRICT SERIES 1131 (WATER REVENUE, FGIC INSURED)
                ~+/-                                                                          3.19     10/01/2026        10,320,000
   17,370,000   CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CTFS SERIES A (HOUSING
                REVENUE LOC)~+/-                                                              3.24     12/01/2015        17,370,000
    6,045,000   CONTRA COSTA COUNTY CA LAFAYETTE TOWN CENTER APARTMENTS SERIES I
                (MFHR, FNMA INSURED)~+/-                                                      3.24     07/15/2032         6,045,000
    7,200,000   CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT SERIES H
                COLLATERALIZED BY FNMA (MFHR LOC)~+/-                                         3.16     10/15/2029         7,200,000
    2,000,000   CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA REMARKETED
                09/28/94 (MFHR LOC)~+/-                                                       3.17     11/15/2022         2,000,000
    4,000,000   EAGLE TAX-EXEMPT TRUST CTF SERIES 970503 (CALIFORNIA STATE PUBLIC WORKS
                BOARD LEASE REVENUE SERIES C) AMBAC INSURED (LEASE REVENUE LOC)~+/-           3.21     09/01/2017         4,000,000
    6,370,000   EAST BAY CA MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE (WATER &
                WASTEWATER AUTHORITY REVENUE LOC)~+/-                                         3.22     06/01/2020         6,370,000
    5,780,000   EAST BAY CA MUNICIPAL WATER DISTRICT (WATER REVENUE, MBIA INSURED)
                ~+/-                                                                          3.21     06/01/2028         5,780,000
    3,500,000   FREMONT CA USD COP (OTHER REVENUE, FIRST SECURITY BANK LOC)~+/-               3.14     09/01/2030         3,500,000
   11,150,000   FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER REVENUE LOC)
                ~+/-                                                                          3.15     09/01/2025        11,150,000
    4,000,000   HAYWARD CA MFHR SHOREWOOD SERIES A FGIC INSURED REMARKETED 03/17/94
                (MFHR LOC)~+/-                                                                3.16     07/15/2014         4,000,000
    1,000,000   HEMET CA MFHR SUNWEST RETIREMENT SERIES A COLLATERALIZED BY FHLMC
                (MFHR LOC)~+/-                                                                3.16     01/01/2025         1,000,000
    7,935,000   HILLSBOROUGH CA COP WATER & SEWER SYSTEMS PROJECTS SERIES A (PROPERTY TAX
                REVENUE, JP MORGAN CHASE BANK LOC)~+/-                                        3.18     06/01/2033         7,935,000
    7,250,000   IRVINE CA IMPROVEMENT BOARD ACT 1915 DISTRICT #93-14 (SPECIAL TAX REVENUE
                LOC)~+/-                                                                      2.91     09/02/2025         7,250,000
    5,500,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS PROJECT
                SERIES C (HOUSING REVENUE LOC)~+/-                                            3.16     12/01/2026         5,500,000
    4,740,000   LONG BEACH CA (HARBOR DEPARTMENT REVENUE, FGIC INSURED)~+/-                   3.23     05/15/2017         4,740,000
    7,490,000   LONG BEACH CA HARBOR REVENUE (OTHER REVENUE LOC)~+/-                          3.23     05/15/2020         7,490,000
    2,560,000   LONG BEACH CA HARBOR REVENUE FLOATS PT 2756 (AIRPORT REVENUE
                LOC)~+/-                                                                      3.23     05/15/2025         2,560,000
    2,800,000   LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651 (AIRPORT REVENUE
                LOC)~+/-                                                                      3.23     05/15/2019         2,800,000
    2,135,000   LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE LOC,
                FGIC INSURED)~+/-                                                             3.22     05/15/2020         2,135,000
   17,865,000   LONG BEACH CA HARBOR REVENUE SERIES A (AIRPORT REVENUE LOC)~+/-               3.20     05/15/2027        17,865,000
    8,140,000   LOS ANGELES CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC)~+/-                                                        3.19     06/01/2026         8,140,000
   23,300,000   LOS ANGELES CA COMMUNITY RDA MFHR WILSHIRE STATION APARTMENTS SERIES A
                (HOUSING REVENUE LOC)~+/-                                                     3.02     10/15/2038        23,300,000
    3,325,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING REVENUE
                LOC)~+/-                                                                      3.13     04/01/2030         3,325,000
    8,650,000   LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE REVENUE
                SUBSERIES C2 (LEASE REVENUE LOC)~+/-                                          3.12     08/15/2021         8,650,000
    2,000,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS LA INTERNATIONAL AIRPORT SERIES C1
                (AIRPORT REVENUE, BANQUE NATIONALE PARIS LOC)~+/-                             3.15     05/15/2020         2,000,000

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE           VALUE
CALIFORNIA (CONTINUED)
$   6,995,000   LOS ANGELES CA HARBOR DEPARTMENT REVENUE TRANSPORTATION RECEIPTS CLASS F
                SERIES 7 MBIA INSURED (HARBOR DEPARTMENT REVENUE LOC)~+/-                     3.20%    11/01/2026   $     6,995,000
    5,300,000   LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT BANK OF AMERICA NT &
                SA LOC (MFHR LOC)~+/-                                                         3.20     07/01/2015         5,300,000
   16,000,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US BANK NA LOC)
                ~+/-                                                                          3.15     07/01/2035        16,000,000
    8,875,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE)~+/-                  3.15     07/01/2035         8,875,000
   12,125,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE)~+/-              3.15     07/01/2035        12,125,000
    3,105,000   LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK LOC)
                ~+/-                                                                          3.21     01/01/2009         3,105,000
    7,650,000   LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)~+/-                               3.15     07/01/2035         7,650,000
   33,980,000   LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                LOC)~+/-                                                                      3.18     07/01/2035        33,980,000
    7,340,000   LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)
                ~+/-                                                                          3.22     01/01/2011         7,340,000
    6,165,000   LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)~+/-                   3.21     01/01/2010         6,165,000
    4,975,000   LOS ANGELES CA USD MERLOTS SERIES B12 (GENERAL OBLIGATION - SCHOOL
                DISTRICTS LOC)~+/-                                                            3.22     01/01/2027         4,975,000
   10,255,000   LOS ANGELES CA WATER & POWER (POWER REVENUE)~+/-                              3.21     07/01/2027        10,255,000
    5,995,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED (WATER
                REVENUE LOC)~+/-                                                              3.21     01/01/2009         5,995,000
   12,000,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON APARTMENTS-B
                (HOUSING REVENUE LOC)~+/-                                                     3.06     06/01/2010        12,000,000
   12,030,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY REVENUE
                (TRANSPORTATION REVENUE LOC, FSA INSURED)~+/-                                 3.21     07/01/2025        12,030,000
   18,670,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY REVENUE
                FSA INSURED (TRANSPORTATION REVENUE LOC)~+/-                                  3.21     07/01/2016        18,670,000
   20,200,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY REVENUE
                FSA INSURED (TRANSPORTATION REVENUE LOC)~+/-                                  3.21     07/01/2021        20,200,000
   23,020,000   LOS ANGELES COUNTY CA TRAN SERIES A (PROPERTY TAX REVENUE LOC)                4.00     06/30/2006        23,088,463
   31,900,000   LOS ANGELES COUNTY HOUSING AUTHORITY MULTI-FAMILY REVENUE BONDS (HOUSING
                REVENUE LOC)~+/-                                                              3.00     09/01/2030        31,900,000
   20,800,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B1 (WATER REVENUE,
                DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                                         3.12     07/01/2020        20,800,000
   20,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES C (WATER REVENUE
                LOC) ~+/-                                                                     3.15     07/01/2027        20,000,000
    9,120,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES
                A AMBAC INSURED (WATER & SEWER REVENUE LOC)~+/-                               3.15     06/01/2023         9,120,000
    2,175,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES
                A1 (WATER REVENUE LOC)~+/-                                                    3.12     07/01/2023         2,175,000
   13,850,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES
                A2 JP MORGAN CHASE BANK INSURED (WATER REVENUE LOC)~+/-                       3.16     07/01/2023        13,850,000
   11,345,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES
                C1 DEXIA LOC (WATER REVENUE LOC)~+/-                                          3.12     07/01/2030        11,345,000
    9,900,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES
                C2 (WATER REVENUE LOC)~+/-                                                    3.12     07/01/2030         9,900,000
   25,270,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES
                C3 (WATER REVENUE LOC)~+/-                                                    3.13     07/01/2030        25,270,000
   11,100,000   MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE SERIES SG 66
                (ELECTRIC REVENUE LOC, MBIA INSURED)~+/-                                      3.21     10/01/2015        11,100,000
    5,995,000   MODESTO CA PFA LEASE REVENUE SERIES 354 AMBAC INSURED (LEASE REVENUE
                LOC)~+/-                                                                      3.19     09/01/2029         5,995,000
    6,350,000   MSR PUBLIC POWER AGENCY CALIFORNIA SAN JUAN PROJECT REVENUE SUBORDINATE
                LIEN SERIES B (POWER REVENUE LOC)~+/-                                         3.12     07/01/2022         6,350,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE           VALUE
CALIFORNIA (CONTINUED)
$   9,025,000   MSR PUBLIC POWER AGENCY CALIFORNIA UTILITY TAX REVENUE SAN JUAN PROJECT
                SERIES F (POWER REVENUE LOC, MBIA INSURED)~+/-                                2.92%    07/01/2022   $     9,025,000
   24,200,000   MT. DIABLO CA USD TRAN (PROPERTY TAX REVENUE)                                 4.25     10/27/2006        24,397,790
    3,340,000   OAKLAND CA JT POWERS FINANCING AUTHORITY FRUITVALE TRANSIT SERIES B
                (POWER REVENUE LOC)~+/-                                                       3.15     07/01/2033         3,340,000
   16,000,000   OAKLAND CA JT POWERS FINANCING AUTHORITY REVENUE SERIES A (HOUSING
                REVENUE LOC)~+/-                                                              3.15     07/01/2033        16,000,000
    8,645,000   OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)~+/-                              3.21     06/15/2021         8,645,000
    7,187,000   OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE SERIES C1
                (LEASE REVENUE LOC)~+/-                                                       3.17     02/01/2025         7,187,000
   18,805,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT PROJECT SERIES C
                (HOUSING REVENUE, FHLMC INSURED)~+/-                                          3.16     12/01/2029        18,805,000
    4,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE VILLAS PROJECT
                FNMA LOC (HOUSING REVENUE LOC)~+/-                                            3.16     11/15/2028         4,000,000
   15,400,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK PLACE
                APARTMENTS ISSUE A FHLB INSURED (HOUSING REVENUE LOC)~+/-                     3.19     04/01/2024        15,400,000
    9,000,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES A FHLMC LOC
                (HOUSING REVENUE LOC)+/-                                                      3.16     12/01/2006         9,000,000
    8,449,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR POINTE
                PROJECT FHLMC LOC (HOUSING REVENUE LOC)~+/-                                   3.16     12/01/2022         8,449,000
      500,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G3 (HOUSING REVENUE
                LOC)~+/-                                                                      3.16     11/15/2028           500,000
    8,400,000   ORANGE COUNTY CA IMPROVEMENT ASSESSMENT DISTRICT NUMBER 88 SERIES 1 KBC
                BANK NV LOC (SPECIAL TAX REVENUE LOC)~+/-                                     2.94     09/02/2018         8,400,000
    2,302,500   ORANGE COUNTY CA SANITATION DISTRICT COP FLOATERS-SERIES 1032 (SEWER
                REVENUE LOC)~+/-                                                              3.19     02/01/2033         2,302,500
    4,260,000   ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN REVENUE SERIES
                1995D AMBAC INSURED (PROPERTY TAX REVENUE LOC)~+/-                            3.14     11/01/2014         4,260,000
   17,000,000   ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN REVENUE SERIES E
                AMBAC INSURED (PROPERTY TAX REVENUE LOC)~+/-                                  3.14     11/01/2014        17,000,000
   33,415,000   ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE, LLOYDS
                LOC)~+/-                                                                      3.13     08/01/2042        33,415,000
   12,680,000   PARAMOUNT CA USD COP (LEASE REVENUE, FIRST SECURITY BANK LOC)~+/-             3.15     09/01/2031        12,680,000
    9,515,000   PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET APARTMENTS
                SERIES A (HOUSING REVENUE, FNMA INSURED)~+/-                                  3.20     12/15/2033         9,515,000
    7,860,000   PERRIS CA UNIFIED HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE
                LOC)~+/-                                                                      3.22     09/01/2024         7,860,000
    5,450,000   PERRIS CA UNIFIED HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)
                ~+/-                                                                          3.22     09/01/2026         5,450,000
    7,400,000   PITTSBURG CA RDA TAX ALLOCATION LOS MEDANOS COMMUNITY SERIES A
                (TAX ALLOCATION REVENUE LOC)~+/-                                              2.95     09/01/2035         7,400,000
    5,490,000   PLACENTIA-YORBA LINDA CA USD SERIES 896 (PROPERTY TAX REVENUE, MBIA
                INSURED)~+/-                                                                  3.21     02/01/2013         5,490,000
    4,895,000   PORT OF OAKLAND CA (AIRPORT REVENUE, FGIC INSURED)~+/-                        3.23     05/01/2008         4,895,000
    7,285,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED (TRANSPORTATION
                REVENUE LOC)~+/-                                                              3.23     05/01/2010         7,285,000
    5,455,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K (AIRPORT REVENUE LOC,
                FGIC INSURED)~+/-                                                             3.20     11/01/2021         5,455,000
    4,255,000   POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES R 2046
                MBIA INSURED (TAX ALLOCATION REVENUE LOC)~+/-                                 3.21     06/15/2020         4,255,000
    6,500,000   POWAY CA USD CTFS PARTNERSHIP (LEASE REVENUE LOC)~+/-                         3.15     06/01/2029         6,500,000
    6,800,000   RAMONA CA USD COP (LEASE REVENUE, AMBAC INSURED)~+/-                          3.13     05/01/2029         6,800,000
    5,320,000   REDLANDS CA USD PROJECT 1891 (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                LOC)~+/-                                                                      3.22     01/01/2011         5,320,000
    9,000,000   REDONDO BEACH CA AGENCY MFHR (HOUSING REVENUE LOC)~+/-                        3.20     10/15/2034         9,000,000

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE           VALUE
CALIFORNIA (CONTINUED)
$   3,610,000   REDONDO BEACH CA PFA TAX ALLOCATION REVENUE AVIATION HIGH REDEVELOPMENT
                PROJECT ALLIED IRISH BANK PLC LOC (PROPERTY TAX REVENUE LOC)~+/-              3.18%    07/01/2030   $     3,610,000
   16,375,000   RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4 KBC BANK
                LOC (SPECIAL TAX REVENUE LOC)~+/-                                             3.18     09/01/2014        16,375,000
    4,000,000   RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR LOC)~+/-           3.21     07/05/2014         4,000,000
   39,550,000   RIVERSIDE SAN BERNADINO CA HOUSING & FINANCE AGENCY LEASE REVENUE SERIES
                A (HOUSING REVENUE, SOCIETE GENERALE LOC)+/-                                  3.13     07/01/2006        39,550,000
    2,800,000   ROARING FORK MUNICIPAL PRODUCTS LLC CLASS A (PROPERTY TAX REVENUE,
                AMBAC INSURED)~+/-                                                            3.19     06/15/2021         2,800,000
   17,750,000   SACRAMENTO CA METROPOLITAN FIRE DISTRICT TRAN (OTHER REVENUE)                 3.75     06/28/2006        17,816,563
   16,875,000   SACRAMENTO CA USD CTFS PARTNERS FSA INSURED (GENERAL OBLIGATION - SCHOOL
                DISTRICTS LOC)~+/-                                                            3.18     03/01/2031        16,875,000
    7,000,000   SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT SERIES I
                (HOUSING REVENUE LOC)~+/-                                                     3.24     05/15/2034         7,000,000
    6,300,000   SACRAMENTO COUNTY CA HFA MFHR HIDDEN OAKS APARTMENTS PROJECT SERIES C
                COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)~+/-                              3.24     05/15/2029         6,300,000
    8,340,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR (HOUSING REVENUE LOC)
                ~+/-                                                                          3.18     08/01/2034         8,340,000
    6,000,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK APARTMENTS
                SERIES A (HOUSING REVENUE LOC)~+/-                                            3.24     02/15/2033         6,000,000
   76,075,000   SACRAMENTO COUNTY CA TRAN SERIES A                                            4.00     07/10/2006        76,432,945
    6,115,000   SAN BERNADINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT SERIES A
                COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)~+/-                              3.16     05/15/2029         6,115,000
    5,600,000   SAN BERNADINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES A
                COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)~+/-                              3.16     05/15/2029         5,600,000
    6,295,000   SAN BERNARDINO CA COMMUNITY COLLEGE DISTRICT FLOATS 1850 (PROPERTY TAX
                REVENUE, MBIA INSURED)~+/-                                                    3.22     02/01/2011         6,295,000
    3,395,000   SAN DIEGO CA AREA HFA LEASE REVENUE SERIES B COLLATERALIZED BY FNMA
                (HOUSING REVENUE LOC)+/-                                                      4.65     06/01/2006         3,395,000
   37,245,000   SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN SERIES A
                (TAX REVENUE LOC)                                                             4.00     07/14/2006        37,435,482
   21,515,000   SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN SERIES B
                (TAX REVENUE LOC)                                                             4.00     07/14/2006        21,623,497
   14,825,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A COLLATERALIZED
                BY FNMA (HOUSING REVENUE LOC)~+/-                                             3.24     01/15/2033        14,825,000
    8,200,000   SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS SERIES B
                (HOUSING REVENUE LOC)~+/-                                                     3.24     01/15/2035         8,200,000
   30,820,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS A (LEASE
                REVENUE, AMBAC INSURED)~+/-                                                   3.23     02/15/2026        30,820,000
    7,415,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B (LEASE
                REVENUE, AMBAC INSURED)~+/-                                                   3.23     02/15/2026         7,415,000
   38,050,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C (LEASE
                REVENUE, AMBAC INSURED)~+/-                                                   3.23     02/15/2026        38,050,000
   19,130,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER REVENUE SERIES
                SG 130 (WATER & SEWER REVENUE LOC)~+/-                                        3.22     05/15/2029        19,130,000
    5,430,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY WATER REVENUE CLASS A
                (WATER REVENUE LOC)~+/-                                                       3.21     08/01/2012         5,430,000
    1,230,000   SAN DIEGO CA USD (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)~+/-              3.21     07/01/2024         1,230,000
    6,215,000   SAN DIEGO CA USD SERIES 758 (EDUCATIONAL FACILITIES REVENUE LOC)~+/-          3.19     07/01/2027         6,215,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE           VALUE
CALIFORNIA (CONTINUED)
$  11,580,000   SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES REVENUE LOC)
                ~+/-                                                                          3.22%    07/01/2022   $    11,580,000
    3,962,000   SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER REVENUE,
                MBIA INSURED)~+/-                                                             3.21     11/01/2010         3,962,000
   10,675,000   SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES COMMISSION FOR CLEAN
                WATER MERLOTS SERIES B20 MBIA INSURED (WATER & SEWER REVENUE LOC)
                ~+/-                                                                          3.22     10/01/2022        10,675,000
    1,500,000   SAN FRANCISCO CA CITY & COUNTY RDA ANTONIA MANOR APARTMENTS (HOUSING
                REVENUE, CITIBANK NA LOC)~+/-                                                 3.20     12/01/2033         1,500,000
       95,000   SAN FRANCISCO CA CITY & COUNTY RDA MFHR NAMIKI APARTMENTS PROJECT
                SERIES C CITIBANK NA LOC (MFHR LOC)~+/-                                       3.20     11/01/2036            95,000
   16,800,000   SAN JOSE CA MFHR EVANS LANE APARTMENTS PROJECT SERIES H BANK OF AMERICA
                NA LOC (MFHR LOC)~+/-                                                         3.20     04/15/2036        16,800,000
    1,285,000   SAN JOSE CA RDA SERIES 149 (TAX INCREMENTAL REVENUE, MBIA INSURED)
                ~+/-                                                                          3.22     08/01/2027         1,285,000
    8,400,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION ~+/-                          3.20     08/01/2035         8,400,000
    2,585,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (TAX INCREMENTAL REVENUE
                LOC)~+/-                                                                      3.21     08/01/2011         2,585,000
    6,857,500   SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS SERIES 761
                FSA INSURED (PROPERTY TAX REVENUE LOC)~+/-                                    3.19     08/01/2027         6,857,500
    2,200,000   SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B SECURITY PACIFIC
                NATIONAL LOC (MFHR LOC)~+/-                                                   3.13     10/01/2007         2,200,000
    6,510,000   SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161 FGIC INSURED
                (TAX INCREMENTAL REVENUE LOC)~+/-                                             3.22     02/01/2011         6,510,000
    6,510,000   SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178 FGIC INSURED
                (TAX INCREMENTAL REVENUE LOC)~+/-                                             3.22     08/01/2011         6,510,000
    5,900,000   SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS PROJECT SERIES A
                COLLATERALIZED BY FNMA (MFHR LOC)~+/-                                         3.16     12/15/2025         5,900,000
   11,400,000   SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES E
                (MFHR LOC, FGIC INSURED)~+/-                                                  3.16     11/15/2017        11,400,000
    6,785,000   SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE, MBIA
                INSURED)~+/-                                                                  3.22     08/01/2025         6,785,000
    6,160,000   SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT (PROPERTY TAX REVENUE,
                FGIC INSURED)~+/-                                                             3.21     08/01/2021         6,160,000
   10,000,000   SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE LOC)~+/-              3.16     06/01/2010        10,000,000
    6,150,000   SIMI VALLEY CA MFHR SERIES A (MFHR LOC)~+/-                                   3.16     07/01/2023         6,150,000
   12,450,000   SONOMA COUNTY CA TRAN (OTHER REVENUE)                                         4.25     10/16/2006        12,552,450
   12,345,000   SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER REVENUE, FGIC
                INSURED)~+/-                                                                  3.17     11/01/2035        12,345,000
    5,315,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PROJECT REVENUE SERIES
                PA 1172 (ELECTRIC PLANT REVENUE LOC)~+/-                                      3.22     07/01/2011         5,315,000
   30,300,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT REVENUE
                LLOYDS BANK LOC (UTILITIES REVENUE LOC)~+/-                                   3.13     07/01/2019        30,300,000
    3,200,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT REVENUE
                SOUTHERN TRANSMISSION SERIES A (OTHER REVENUE LOC)~+/-                        2.97     07/01/2021         3,200,000
    2,315,000   STATE OF CALIFORNIA MUNICIPAL SECURITIES TRUST RECEIPTS SERIES JPMC3
                (OTHER REVENUE LOC)~+/-                                                       2.99     06/01/2013         2,315,000
    6,100,000   UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 480 MBIA
                INSURED (EDUCATIONAL FACILITIES REVENUE LOC)~+/-                              3.19     09/01/2022         6,100,000
    3,865,000   UNIVERSITY OF CALIFORNIA REVENUE (COLLEGE & UNIVERSITY REVENUE LOC)
                ~+/-                                                                          3.21     05/15/2033         3,865,000
    7,000,000   UNIVERSITY OF CALIFORNIA SERIES 1119 (COLLEGE & UNIVERSITY REVENUE, FIRST
                SECURITY BANK LOC)~+/-                                                        3.19     05/15/2035         7,000,000
    7,750,000   VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING REVENUE LOC)
                ~+/-                                                                          3.16     05/15/2029         7,750,000

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE           VALUE
CALIFORNIA (CONTINUED)
$   2,875,000   VICTORVILLE CA RDA SERIES 485 (TAX INCREMENTAL REVENUE, FIRST SECURITY
                BANK LOC)~+/-                                                                 3.21%    12/01/2019   $     2,875,000
    5,495,000   YOSEMITE CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX REVENUE)~+/-             3.22     08/01/2025         5,495,000

                                                                                                                      2,622,756,720
                                                                                                                    ---------------

OTHER - 1.62%
   17,995,000   ABN AMRO MUNITOPS CTFS TR 1998-20 MUNITOPS CERTIFICATES (OTHER REVENUE
                LOC, AMBAC INSURED)+/-                                                        3.18     07/05/2006        17,995,000
   13,176,000   ABN AMRO MUNITOPS CTFS TR 1998-25 MUNITOPS CERTIFICATES FGIC INSURED
                (OTHER REVENUE LOC)+/-                                                        3.20     07/05/2006        13,176,000
   17,000,000   ABN AMRO MUNITOPS CTFS TR 2000-5 MUNITOPS CERTIFICATES (OTHER REVENUE
                LOC, FGIC INSURED)~+/-++                                                      3.23     05/07/2008        17,000,000

                                                                                                                         48,171,000
                                                                                                                    ---------------

PUERTO RICO - 1.60%
    7,200,000   EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A (OTHER REVENUE LOC)~+/-           3.21     10/01/2034         7,200,000
    8,500,000   PUERTO RICO ELECTRIC POWER AUTHORITY (POWER REVENUE, MBIA INSURED)~+/-        3.22     07/01/2033         8,500,000
   12,585,000   PUERTO RICO COMMONWEALTH (OTHER REVENUE, SCOTIABANK LOC)                      4.50     07/28/2006        12,649,253
    4,995,000   PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY SERIES 86
                (SALES TAX REVENUE LOC)~+/-                                                   3.19     07/01/2015         4,995,000
    7,960,000   PUERTO RICO COMMONWEALTH MERLOTS SERIES A44~+/-                               3.20     07/01/2029         7,960,000
    6,135,000   PUERTO RICO COMMONWEALTH PUBLIC BUILDINGS AUTHORITY REVENUE SERIES 416
                FSA LOC (LEASE REVENUE LOC)~+/-                                               3.19     07/01/2021         6,135,000

                                                                                                                         47,439,253
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,718,366,973)                                                                   2,718,366,973
                                                                                                                    ---------------

COMMERCIAL PAPER - 8.85%
    4,300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                              3.00     03/02/2006         4,300,000
    3,300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                              3.10     03/02/2006         3,300,000
    5,300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                              3.07     03/03/2006         5,300,000
    8,375,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                              3.11     03/07/2006         8,375,000
   20,250,000   CALIFORNIA STATEWIDE CDA                                                      3.18     03/01/2006        20,250,000
   25,400,000   GOLDEN GATE BRIDGE                                                            3.10     03/16/2006        25,400,000
    7,225,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS                                         3.10     03/08/2006         7,225,000
    4,000,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS                                         3.15     03/08/2006         4,000,000
    2,000,000   LOS ANGELES CA METROPOLITAN TRANSPORTATION                                    3.14     05/09/2006         2,000,000
    1,000,000   LOS ANGELES CA METROPOLITAN TRANSPORTATION                                    3.03     03/08/2006         1,000,000
    6,700,000   LOS ANGELES CA METROPOLITAN TRANSPORTATION                                    3.10     03/16/2006         6,700,000
    7,500,000   LOS ANGELES CA METROPOLITAN TRANSPORTATION                                    3.05     04/05/2006         7,500,000
   16,500,000   PORT OF OAKLAND CA                                                            3.10     03/07/2006        16,500,000
    9,235,000   PORT OF OAKLAND CA                                                            3.08     03/10/2006         9,235,000
   15,875,000   PORT OF OAKLAND CA                                                            3.14     03/14/2006        15,875,000
   19,544,000   RIVERSIDE CITY TEETER FINANCE                                                 3.08     04/06/2006        19,544,000
   14,700,000   UNIVERSITY OF CALIFORNIA                                                      3.00     03/02/2006        14,700,000
    8,200,000   UNIVERSITY OF CALIFORNIA                                                      2.90     03/09/2006         8,200,000
   12,425,000   UNIVERSITY OF CALIFORNIA                                                      2.93     03/09/2006        12,425,000
    4,700,000   UNIVERSITY OF CALIFORNIA                                                      3.14     03/09/2006         4,700,000
   26,400,000   UNIVERSITY OF CALIFORNIA                                                      3.18     03/13/2006        26,400,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE           VALUE
COMMERCIAL PAPER (CONTINUED)
$   6,090,000   UNIVERSITY OF CALIFORNIA                                                      3.10%    03/14/2006   $     6,090,000
   13,400,000   UNIVERSITY OF CALIFORNIA                                                      3.10     03/16/2006        13,400,000
   20,355,000   UNIVERSITY OF CALIFORNIA                                                      3.20     04/05/2006        20,355,000

TOTAL COMMERCIAL PAPER (COST $262,774,000)                                                                              262,774,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,981,140,973)*                              100.43%                                                         $ 2,981,140,973
OTHER ASSETS AND LIABILITIES, NET                    (0.43)                                                             (12,662,346)
                                                    ------                                                          ---------------

TOTAL NET ASSETS                                    100.00%                                                         $ 2,968,478,627
                                                    ======                                                          ===============

~ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.
+/-   VARIABLE RATE INVESTMENTS.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE           VALUE
AGENCY NOTES - DISCOUNT - 16.08%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.15%
$ 100,000,000   FHLMC^                                                                        4.31%    03/14/2006   $    99,844,506
  100,000,000   FHLMC^                                                                        3.79     03/15/2006        99,852,611
  125,000,000   FHLMC^                                                                        3.86     03/21/2006       124,732,292
   27,557,000   FHLMC^                                                                        3.90     04/10/2006        27,437,739
   50,000,000   FHLMC^                                                                        4.13     04/11/2006        49,764,820
  100,000,000   FHLMC^                                                                        4.23     04/25/2006        99,354,514
  100,000,000   FHLMC^                                                                        4.42     04/25/2006        99,324,722
  100,000,000   FHLMC^                                                                        4.35     05/08/2006        99,178,333
  100,890,000   FHLMC^                                                                        4.52     05/09/2006       100,016,536
  100,000,000   FHLMC^                                                                        4.60     05/30/2006        98,850,000
  100,000,000   FHLMC^                                                                        4.67     08/08/2006        97,924,444
  100,000,000   FHLMC^                                                                        4.70     08/22/2006        97,730,750

                                                                                                                      1,094,011,267
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.93%
   62,674,461   FNMA^                                                                         4.24     03/01/2006        62,674,461
   24,367,000   FNMA^                                                                         4.25     03/01/2006        24,367,000
    8,058,000   FNMA^                                                                         4.52     03/01/2006         8,058,000
  110,000,000   FNMA^                                                                         4.32     03/22/2006       109,723,121
  100,000,000   FNMA^                                                                         4.33     03/27/2006        99,687,278
   89,705,000   FNMA^                                                                         4.37     03/31/2006        89,378,324
   19,500,000   FNMA^                                                                         4.42     04/03/2006        19,420,992
   27,654,980   FNMA^                                                                         4.42     04/03/2006        27,542,931
    8,058,000   FNMA^                                                                         4.58     04/03/2006         8,024,170
   48,261,000   FNMA^                                                                         4.52     05/01/2006        47,891,374
   42,500,000   FNMA^                                                                         4.69     06/01/2006        41,990,614
   60,000,000   FNMA^                                                                         4.46     06/28/2006        59,116,425
   50,000,000   FNMA^                                                                         4.67     07/12/2006        49,138,271
   50,000,000   FNMA^                                                                         4.65     08/09/2006        48,960,208
   32,250,000   FNMA^                                                                         4.67     08/09/2006        31,576,450
  103,205,000   FNMA^                                                                         4.68     08/16/2006       100,951,003

                                                                                                                        828,500,622
                                                                                                                    ---------------

TOTAL AGENCY NOTES - DISCOUNT (COST $1,922,511,889)                                                                   1,922,511,889
                                                                                                                    ---------------

AGENCY NOTES - INTEREST BEARING - 28.48%
FEDERAL FARM CREDIT BANK - 7.12%
   25,000,000   FFCB+/-                                                                       4.51     04/26/2006        24,999,810
   40,000,000   FFCB+/-                                                                       4.49     05/01/2006        39,998,820
  100,000,000   FFCB+/-                                                                       4.49     05/04/2006        99,998,230
  150,000,000   FFCB+/-                                                                       4.49     05/19/2006       149,996,724
   50,000,000   FFCB+/-                                                                       4.48     06/02/2006        49,996,827
  100,000,000   FFCB+/-                                                                       4.52     07/19/2006        99,996,185
   50,000,000   FFCB+/-                                                                       4.51     08/09/2006        49,993,433
   25,000,000   FFCB+/-                                                                       4.52     08/18/2006        24,997,693
  100,000,000   FFCB+/-                                                                       4.56     08/28/2006       100,009,768
   61,250,000   FFCB+/-                                                                       4.51     05/15/2007        61,265,452

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE           VALUE
FEDERAL FARM CREDIT BANK (CONTINUED)
$ 100,000,000   FFCB+/-                                                                       4.48%    06/01/2007   $    99,963,124
   50,000,000   FFCB+/-                                                                       4.52     07/27/2007        50,018,104

                                                                                                                        851,234,170
                                                                                                                    ---------------

FEDERAL HOME LOAN BANK - 13.11%
  125,240,000   FHLB                                                                          5.13     03/06/2006       125,260,544
   22,610,000   FHLB                                                                          2.50     03/13/2006        22,595,916
  125,000,000   FHLB                                                                          2.38     04/05/2006       124,749,623
  150,000,000   FHLB+/-                                                                       4.49     04/20/2006       149,989,738
   71,000,000   FHLB+/-                                                                       4.63     05/16/2006        70,988,495
    7,800,000   FHLB                                                                          2.85     05/24/2006         7,780,788
  100,000,000   FHLB+/-                                                                       4.29     06/01/2006        99,981,964
  300,000,000   FHLB+/-                                                                       4.36     06/13/2006       299,945,939
   38,850,000   FHLB                                                                          1.75     06/23/2006        38,577,551
   85,000,000   FHLB+/-                                                                       4.57     08/02/2006        84,983,331
  100,000,000   FHLB                                                                          4.00     08/18/2006       100,000,000
  125,000,000   FHLB+/-                                                                       4.46     08/21/2006       124,985,128
  115,025,000   FHLB                                                                          2.88     09/15/2006       113,778,589
   25,500,000   FHLB                                                                          2.70     09/29/2006        25,235,475
  150,000,000   FHLB+/-                                                                       4.36     12/13/2006       149,951,325
   30,000,000   FHLB                                                                          3.75     01/16/2007        29,738,237

                                                                                                                      1,568,542,643
                                                                                                                    ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.05%
   13,275,000   FHLMC                                                                         2.53     05/03/2006        13,230,414
  100,000,000   FHLMC                                                                         2.75     08/15/2006        99,412,201
   22,990,000   FHLMC                                                                         2.88     12/15/2006        22,633,653
  110,000,000   FHLMC+/-                                                                      4.37     06/22/2007       109,950,852

                                                                                                                        245,227,120
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.20%
   50,000,000   FNMA                                                                          2.08     03/17/2006        49,954,293
    7,000,000   FNMA                                                                          2.18     03/24/2006         6,992,648
   14,500,000   FNMA                                                                          2.15     04/13/2006        14,460,168
   20,275,000   FNMA                                                                          2.75     05/10/2006        20,207,989
  108,139,000   FNMA                                                                          2.25     05/15/2006       107,672,128
   85,825,000   FNMA                                                                          2.50     06/15/2006        85,339,081
   12,000,000   FNMA                                                                          1.75     06/16/2006        11,920,915
   50,000,000   FNMA                                                                          3.25     07/12/2006        49,754,121
   10,000,000   FNMA                                                                          2.70     07/27/2006         9,921,771
   60,727,000   FNMA                                                                          3.25     07/31/2006        60,338,759
  110,000,000   FNMA+/-                                                                       4.45     09/07/2006       109,996,356
   46,937,000   FNMA                                                                          3.05     10/13/2006        46,423,931
   59,142,000   FNMA                                                                          4.00     10/16/2006        58,810,936
   48,569,000   FNMA                                                                          2.63     11/15/2006        47,815,905
   23,700,000   FNMA                                                                          3.00     11/22/2006        23,387,597
   39,000,000   FNMA                                                                          3.38     12/15/2006        38,545,548

                                                                                                                        741,542,146
                                                                                                                    ---------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,406,546,079)                                                           3,406,546,079
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE           VALUE
REPURCHASE AGREEMENTS - 56.86%
$2,600,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $2,600,330,056)                                    4.57%    03/01/2006   $ 2,600,000,000
    20,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $20,002,533)                                       4.56     03/01/2006        20,000,000
 1,700,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $1,700,215,806)                                    4.57     03/01/2006     1,700,000,000
   440,000,000  BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $440,055,978)                           4.58     03/01/2006       440,000,000
   500,000,000  DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $500,063,472)                                      4.57     03/01/2006       500,000,000
    20,125,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $20,127,549)                                       4.56     03/01/2006        20,125,000
 1,500,000,000  HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                (MATURITY VALUE $1,500,190,417)                                               4.57     03/01/2006     1,500,000,000
    20,000,000  MORGAN STANLEY & COMPANY INCORPORATED - 102% COLLATERALIZED BY
                US GOVERNMENT SECURITIES (MATURITY VALUE $20,002,539)                         4.57     03/01/2006        20,000,000

TOTAL REPURCHASE AGREEMENTS (COST $6,800,125,000)                                                                     6,800,125,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $12,129,182,968)*                           101.42%                                                           $12,129,182,968
OTHER ASSETS AND LIABILITIES, NET                  (1.42)                                                              (169,504,380)
                                                  ------                                                            ---------------

TOTAL NET ASSETS                                  100.00%                                                           $11,959,678,588
                                                  ======                                                            ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE           VALUE
MUNICIPAL BONDS & NOTES - 93.47%
MINNESOTA - 93.47%
$   2,450,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING REVENUE,
                FNMA INSURED)~+/-                                                             3.18%    11/15/2033   $     2,450,000
      185,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)~+/-             3.18     07/15/2030           185,000
    4,500,000   BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC INSURED)~+/-          3.18     01/01/2035         4,500,000
    3,060,000   CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HEALTHCARE FACILITIES
                REVENUE, BANK OF NEW YORK LOC)~+/-                                            3.00     11/01/2035         3,060,000
      835,000   COHASSET MN POWER & LIGHT COMPANY PROJECT A (IDR,
                LASALLE NATIONAL BANK NA LOC)~+/-                                             3.21     06/01/2020           835,000
    4,000,000   COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR,
                LASALLE NATIONAL BANK NA LOC)~+/-                                             3.21     06/01/2013         4,000,000
    1,185,000   EAGAN MN MFHR FLOATS PT 1221 (MFHR LOC)~+/-                                   3.23     12/01/2029         1,185,000
    1,350,000   EAGLE TAX-EXEMPT TRUST CTF 20012301 CLASS A (MINNESOTA STATE) (PROPERTY
                TAX REVENUE)~+/-                                                              3.22     10/01/2019         1,350,000
    1,720,000   EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)~+/-                           3.20     12/01/2029         1,720,000
    1,645,000   HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT
                (MFHR, LASALLE NATIONAL BANK NA LOC)~+/-                                      3.23     04/15/2035         1,645,000
    1,500,000   HOPKINS MN INDEPENDENT SCHOOL DISTRICT NUMBER 270 (PROPERTY TAX REVENUE,
                SCHOOL DISTRICT CREDIT PROGRAM INSURED)                                       3.75     08/07/2006         1,505,666
       75,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT (HOUSING REVENUE,
                FNMA INSURED)~+/-                                                             3.18     05/15/2035            75,000
      115,000   MANKATO MN HIGHLAND PROJECT (HOUSING REVENUE, LASALLE NATIONAL BANK NA
                LOC)~+/-                                                                      3.05     05/01/2027           115,000
      765,000   MANKATO MN MANKOTO AREA FAMILY YMCA PROJECT (RECREATIONAL FACILITIES
                REVENUE, US BANK NA LOC)+/-                                                   3.10     05/01/2006           765,000
    1,620,000   MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE LOC)~+/-         3.18     03/01/2029         1,620,000
    1,955,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT (PRIVATE
                SCHOOL REVENUE, US BANK NA LOC)~+/-                                           3.23     10/01/2031         1,955,000
    1,000,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION (AIRPORT
                REVENUE, FGIC INSURED)~+/-                                                    3.26     01/01/2013         1,000,000
      995,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION (AIRPORT
                REVENUE, FGIC INSURED)~+/-                                                    3.22     01/01/2023           995,000
    3,570,000   MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK NA LOC)~+/-      3.23     10/01/2032         3,570,000
   10,700,000   MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES SERIES B
                (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)~+/-                            3.20     11/15/2029        10,700,000
    7,480,000   MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE FAIRVIEW HEALTH SERVICES
                SERIES B (HEALTHCARE FACILITIES REVENUE LOC)~+/-                              3.17     11/15/2026         7,480,000
    2,905,000   MINNEAPOLIS MN WOMANS CLUB OF MINNEAPOLIS PROJECT (OTHER REVENUE, BREMER
                BANK LOC)~+/-                                                                 3.28     05/01/2023         2,905,000
    4,985,000   MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR MERLOTS 2003-B06
                (PCR LOC)~+/-                                                                 3.23     03/01/2021         4,985,000
    1,990,000   MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING PROGRAM CTFS
                (LEASE REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                       4.00     09/12/2006         2,000,770
    2,500,000   MINNESOTA STATE (PROPERTY TAX REVENUE)                                        5.00     08/01/2006         2,522,088
    3,715,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY SCHOLASTICA
                SERIES A (HOUSING REVENUE, MARSHALL & ISLEY BANK LOC)~+/-                     3.00     12/01/2034         3,715,000
      550,000   MINNESOTA STATE PROJECT 3211 (COLLEGE & UNIVERSITY REVENUE, MBIA
                INSURED)~+/-                                                                  3.22     10/01/2026           550,000

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE           VALUE
MINNESOTA (CONTINUED)
$   1,700,000   MINNESOTA STATE RESIDENTIAL HOUSING SERIES B (HOUSING REVENUE, GENERAL
                OBLIGATION OF AUTHORITY)~+/-                                                  3.25%    01/01/2033   $     1,700,000
    2,000,000   MINNESOTA STATE RESIDENTIAL HOUSING SERIES E (HOUSING REVENUE, GENERAL
                OBLIGATION OF AUTHORITY)                                                      2.95     05/18/2006         2,000,000
    3,550,000   MINNESOTA STATE RESIDENTIAL HOUSING SERIES G (HOUSING REVENUE)~+/-            3.21     01/01/2032         3,550,000
      700,000   MINNESOTA STATE RESIDENTIAL HOUSING SERIES J (HOUSING REVENUE, GENERAL
                OBLIGATION OF AUTHORITY)~+/-                                                  3.25     07/01/2033           700,000
    1,475,000   MINNESOTA STATE SERIES 1043 (PROPERTY TAX REVENUE LOC)~+/-                    3.21     08/01/2013         1,475,000
    7,400,000   MINNESOTA STATE ST. THOMAS UNIVERSITY SERIES 5L (COLLEGE & UNIVERSITY
                REVENUE, ALLIED IRISH BANK PLC LOC)~+/-                                       3.22     04/01/2027         7,400,000
    3,025,000   MINNESOTA STATE ST. THOMAS UNIVERSITY SERIES 6H (OTHER REVENUE, BANK OF
                NEW YORK LOC)~+/-                                                             3.22     10/01/2032         3,025,000
    1,570,000   MONTROSE MN LYMAN LUMBER COMPANY PROJECT (IDR, US BANK NA LOC)~+/-            3.10     05/01/2026         1,570,000
    3,120,000   NEW BRIGHTON MN MFHR GOLDEN POND HOUSING PROJECT (MFHR LOC)~+/-               3.23     07/15/2032         3,120,000
    1,200,000   OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING REVENUE, FEDERAL
                HOME LOAN MORTGAGE CORPORATION)~+/-                                           3.18     11/01/2035         1,200,000
    1,040,000   PLYMOUTH MN DAILY PRINTING INCORPORATED PROJECT (IDR, US BANK NA LOC)~+/-     3.38     10/01/2010         1,040,000
      900,000   ROCHESTER MN HEALTH CARE FACILITIES REVENUE SERIES 177 (HEALTHCARE
                FACILITIES REVENUE LOC)~+/-                                                   3.21     11/15/2027           900,000
    1,160,000   ROCORI AREA SCHOOLS MN INDEPENDENT SCHOOL DISTRICT NUMBER 750 SERIES A
                (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                4.00     09/01/2006         1,166,511
    2,145,000   ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN COLLEGE
                PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)~+/-                              3.05     11/01/2022         2,145,000
    7,760,000   SCA TAX EXEMPT TRUST PT 2523 BURNVILLE (HOUSING REVENUE LOC)~+/-              3.23     01/01/2030         7,760,000
    2,110,000   ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)~+/-                    3.18     10/01/2035         2,110,000
    5,560,000   ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR, FNMA
                INSURED)~+/-                                                                  3.23     09/15/2031         5,560,000
      680,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR,
                DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                                         3.25     06/01/2015           680,000
    1,475,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED
                IRISH BANK PLC LOC)~+/-                                                       3.05     05/01/2022         1,475,000
      165,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED
                IRISH BANK PLC LOC)~+/-                                                       3.00     10/01/2025           165,000
      885,000   ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT HEATING REVENUE
                SERIES A (WATER REVENUE LOC)~+/-                                              3.20     12/01/2012           885,000
    1,600,000   ST. PAUL MN PORT AUTHORITY (HOUSING REVENUE, FHLMC INSURED)~+/-               3.18     02/01/2034         1,600,000
      240,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER REVENUE,
                DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                                         3.05     03/01/2021           240,000
      560,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER REVENUE,
                DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                                         3.05     03/01/2012           560,000
      900,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER REVENUE,
                DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                                         3.20     03/01/2022           900,000
    2,770,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R (OTHER REVENUE,
                DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                                         3.10     03/01/2022         2,770,000
    3,000,000   ST. PAUL MN PORT AUTHORITY SERIES 2005 4 SERIES I (ELECTRIC REVENUE,
                DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                                         3.23     12/01/2025         3,000,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE           VALUE
MINNESOTA (CONTINUED)
$   1,560,000   ST. PAUL MN PORT AUTHORITY SERIES J (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                FRANCE LOC)~+/-                                                               3.18%    12/01/2025   $     1,560,000
    1,000,000   STEWARTVILLE MN HALCON CORPORATION PROJECT (IDR, US BANK NA LOC)~+/-          3.38     03/01/2018         1,000,000
    1,200,000   WADENA DEER CREEK MN INDEPENDENT SCHOOL DISTRICT NUMBER 2155 (PROPERTY
                TAX REVENUE)                                                                  4.00     09/29/2006         1,206,752

                                                                                                                        129,851,787
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $129,851,787)                                                                       129,851,787
                                                                                                                    ---------------

COMMERCIAL PAPER - 6.48%
    4,500,000   ROCHESTER MN HEALTH CARE                                                      3.10     04/10/2006         4,500,000
    4,500,000   UNIVERSITY OF MINNESOTA                                                       3.21     04/04/2006         4,500,000

TOTAL COMMERCIAL PAPER (COST $9,000,000)                                                                                  9,000,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $138,851,787)*                                              99.95%                                            $   138,851,787
OTHER ASSETS AND LIABILITIES, NET                                  0.05                                                      64,926
                                                                 ------                                             ---------------

TOTAL NET ASSETS                                                 100.00%                                            $   138,916,713
                                                                 ======                                             ===============

~ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE           VALUE
AGENCY NOTES - INTEREST BEARING - 0.64%
$  55,000,000   FHLB                                                                          4.00%    08/18/2006   $    55,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $55,000,000)                                                                 55,000,000
                                                                                                                    ---------------

ASSET-BACKED SECURITIES - 0.97%
      664,053   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-CF                       3.84     09/06/2006           664,053
   18,863,180   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                              4.22     11/15/2006        18,863,180
    9,826,425   USAA AUTO OWNER TRUST SERIES 2005-3                                           4.17     11/09/2006         9,826,425
   53,251,000   WIND MASTER TRUST NOTES+++/-                                                  4.58     03/27/2006        53,251,000

TOTAL ASSET-BACKED SECURITIES (COST $82,604,658)                                                                         82,604,658
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT - 6.35%
   60,000,000   BANCO BILBAO VIZCAYA ARGENTARIA+/-                                            4.50     04/06/2006        60,000,296
   35,000,000   BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK+/-                                   4.49     04/06/2006        35,000,000
  163,000,000   BARCLAYS BANK PLC                                                             4.14     09/20/2006       163,000,000
   10,000,000   BARCLAYS BANK PLC NEW YORK+/-                                                 4.00     03/01/2006        10,000,000
   62,750,000   BNP PARIBAS LONDON+/-                                                         4.92     11/07/2006        62,750,000
   85,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                                4.18     09/22/2006        85,000,000
   20,000,000   ROYAL BANK OF SCOTLAND NEW YORK SERIES YCD+/-                                 4.51     10/04/2006        19,997,315
   36,500,000   ROYAL BANK OF SCOTLAND NEW YORK SERIES YCD+/-                                 3.83     03/06/2006        36,499,648
   70,000,000   ROYAL BANK OF SCOTLAND NEW YORK SERIES YCD                                    4.41     10/04/2006        70,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $542,247,259)                                                                       542,247,259
                                                                                                                    ---------------

COMMERCIAL PAPER - 26.04%
   69,037,000   AMSTEL FUNDING CORPORATION++^                                                 4.42     03/15/2006        68,918,333
   29,667,000   AMSTEL FUNDING CORPORATION++^                                                 4.44     05/26/2006        29,352,332
   50,000,000   ATOMIUM FUNDING LLC++^                                                        4.51     04/12/2006        49,736,917
   60,476,000   ATOMIUM FUNDING LLC++^                                                        4.51     03/28/2006        60,271,440
   80,000,000   ATOMIUM FUNDING LLC++^                                                        4.67     05/17/2006        79,200,911
   20,000,000   BETA FINANCE INCORPORATION++^                                                 4.40     03/15/2006        19,965,778
   35,000,000   CAFCO LLC++^                                                                  4.54     04/05/2006        34,845,514
   28,000,000   CAIRN HIGH GRADE FUND I++^                                                    4.51     03/14/2006        27,954,399
   15,000,000   CAIRN HIGH GRADE I LLC++^                                                     4.72     05/23/2006        14,836,767
   25,000,000   CC USA INCORPORATED++^                                                        4.41     03/10/2006        24,972,437
   50,000,000   CC USA INCORPORATED++^                                                        4.39     03/13/2006        49,926,917
   51,000,000   CC USA INCORPORATED++^                                                        4.41     03/13/2006        50,925,030
   45,000,000   CC USA INCORPORATED++^                                                        4.45     04/06/2006        44,799,750
   35,000,000   CC USA INCORPORATED++^                                                        4.55     05/22/2006        34,637,264
   46,586,000   CEDAR SPRINGS CAPITAL COMPANY++^                                              4.44     03/21/2006        46,471,088
   48,327,000   CEDAR SPRINGS CAPITAL COMPANY++^                                              4.52     04/18/2006        48,035,749
   25,121,000   CEDAR SPRINGS CAPITAL COMPANY++^                                              4.49     04/11/2006        24,992,541
   59,203,000   CEDAR SPRINGS CAPITAL COMPANY++^                                              4.60     04/19/2006        58,832,323
   50,000,000   CRC FUNDING LLC++^                                                            4.46     04/11/2006        49,746,028
   30,000,000   CULLINAN FINANCE CORPORATION++^                                               4.44     03/24/2006        29,914,900
   71,595,000   CULLINAN FINANCE CORPORATION++^                                               4.52     05/23/2006        70,848,900
   16,597,000   DAIMLERCHRYSLER REVOLVING AUTO CONDUIT LLC SERIES I^                          4.58     05/01/2006        16,468,198
   35,000,000   EIFFEL FUNDING LLC++^                                                         4.41     03/20/2006        34,918,537
   59,970,000   FCAR OWNER TRUST SERIES I^                                                    4.53     06/07/2006        59,230,470
   15,000,000   GEMINI SECURITIZATION LLC++^                                                  4.72     05/26/2006        14,830,867
  104,000,000   GOVCO INCORPORATED++^                                                         4.72     05/26/2006       102,827,342

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE           VALUE
COMMERCIAL PAPER (CONTINUED)
$ 155,700,000   GRAMPIAN FUNDING LLC++^                                                       4.44%    04/05/2006   $   155,027,895
  100,000,000   GRAMPIAN FUNDING LLC++^                                                       4.72     05/31/2006        98,806,889
   35,000,000   HARRIER FINANCE FUNDING US LLC++^                                             4.42     03/13/2006        34,948,433
   60,000,000   HARRIER FINANCE FUNDING US LLC++^                                             4.52     04/17/2006        59,645,933
   50,000,000   HARRIER FINANCE FUNDING US LLC++^                                             4.47     05/04/2006        49,602,667
   10,090,000   IOWA STUDENT LOAN LIQUIDITY COMPANY^                                          4.58     03/29/2006        10,054,057
   30,000,000   K2 (USA) LLC++^                                                               4.39     03/08/2006        29,974,421
   23,256,000   KLIO FUNDING CORPORATION++^                                                   4.40     03/08/2006        23,236,103
   27,821,000   KLIO FUNDING CORPORATION++^                                                   4.59     04/27/2006        27,618,811
   26,344,000   KLIO II FUNDING CORPORATED++^                                                 4.59     04/27/2006        26,152,545
   25,277,000   KLIO III FUNDING CORPORATION++^                                               4.43     03/08/2006        25,255,227
   38,456,000   KLIO III FUNDING CORPORATION++^                                               4.45     03/20/2006        38,365,682
   22,968,000   KLIO III FUNDING CORPORATION++^                                               4.60     04/19/2006        22,824,195
   30,000,000   LIQUID FUNDING LIMITED++^                                                     4.41     03/17/2006        29,941,200
   25,000,000   LIQUID FUNDING LIMITED++^                                                     4.80     08/01/2006        24,490,000
   45,000,000   LIQUID FUNDING LIMITED+++/-                                                   4.56     09/15/2006        45,000,000
  107,000,000   MORGAN STANLEY                                                                4.62     07/11/2006       107,000,000
   74,000,000   NEWPORT FUNDING CORPORATION++^                                                4.42     03/31/2006        73,727,433
   50,000,000   NEWPORT FUNDING CORPORATION++^                                                4.72     05/26/2006        49,436,222
   38,000,000   SEDNA FINANCE INCORPORATED++^                                                 4.33     03/01/2006        38,000,000
   60,000,000   SEDNA FINANCE INCORPORATED++^                                                 4.55     03/30/2006        59,780,083
   50,000,000   SWISS RE FINANCIAL PRODUCTS++^                                                4.69     06/13/2006        49,322,556

TOTAL COMMERCIAL PAPER (COST $2,225,671,084)                                                                          2,225,671,084
                                                                                                                    ---------------

CORPORATE BONDS & NOTES - 0.62%
    5,485,000   CEI CAPITAL LLC+/-~                                                           4.57     03/01/2033         5,485,000
    2,820,000   CONVENIENCE HOLDING COMPANY SERIES 2002-A+/-~                                 4.57     09/01/2042         2,820,000
    5,300,000   ETC HOLDINGS LLC SERIES 2003+/-~                                              4.60     04/01/2028         5,300,000
   10,000,000   LP PINEWOOD SPV+/-~                                                           4.57     02/01/2018        10,000,000
   29,000,000   MCDONALD'S CORPORATION+++/-                                                   4.49     03/07/2006        29,004,456

TOTAL CORPORATE BONDS & NOTES (COST $52,609,456)                                                                         52,609,456
                                                                                                                    ---------------

EXTENDABLE BONDS - 9.69%
   45,000,000   3M COMPANY++                                                                  5.65     12/12/2006        45,292,977
   30,000,000   AMERICAN GENERAL FINANCE+++/-                                                 4.60     03/15/2007        30,000,000
   70,000,000   BANK OF IRELAND+++/-                                                          4.54     03/20/2007        70,000,000
  175,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                       4.67     03/09/2007       175,000,000
  100,000,000   ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                                  4.65     03/09/2007       100,000,000
   69,000,000   IRISH LIFE & PERMANENT+++/-                                                   4.57     03/22/2007        68,999,655
   42,000,000   KAUPTHING BANK HF+++/-                                                        4.63     03/20/2007        42,000,000
   44,000,000   MERCK & COMPANY INCORPORATED+++/-                                             4.52     02/22/2007        43,777,746
   33,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                                       4.77     03/09/2007        33,000,000
   38,000,000   MORGAN STANLEY+/-                                                             4.62     03/02/2007        38,000,000
   75,000,000   NORDEA BANK AB+++/-                                                           4.55     03/09/2007        75,000,000
   45,000,000   NORTHERN ROCK PLC+++/-                                                        4.50     01/09/2007        45,000,000
   50,000,000   NORTHERN ROCK PLC+++/-                                                        4.61     02/02/2007        50,000,000
   12,000,000   PREMIUM ASSET TRUST+++/-                                                      4.58     03/15/2007        12,000,000

TOTAL EXTENDABLE BONDS (COST $828,070,378)                                                                              828,070,378
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE            VALUE
MEDIUM TERM NOTES - 8.81%
$ 106,200,000   BANK OF AMERICA SECURITIES+/-~                                                4.63%    09/09/2034   $   106,200,000
   26,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                                        4.73     08/28/2006        26,000,000
  100,900,000   BEAR STEARNS COMPANIES INCORPORATED+/-~                                       4.68     09/09/2049       100,900,000
   70,000,000   BMW US CAPITAL LLC+/-                                                         4.15     06/07/2006        70,062,196
  150,000,000   BNP PARIBAS NEW YORK BRANCH SERIES YCD+/-                                     4.51     06/19/2006       149,989,875
   35,000,000   LIBERTY LIGHTHOUSE US CAPITAL+++/-                                            4.53     07/10/2006        35,000,000
   55,000,000   LIQUID FUNDING LIMITED+++/-                                                   4.59     09/29/2006        55,000,000
   35,000,000   NATIONWIDE BUILDING SOCIETY+++/-                                              4.60     01/05/2007        35,000,000
  100,000,000   NORTHERN ROCK PLC+++/-                                                        4.65     10/20/2006       100,042,758
   45,000,000   SEDNA FINANCE INCORPORATED++                                                  5.00     02/12/2007        45,000,000
   30,000,000   WHITE PINE FINANCE LLC SERIES MTN+++/-                                        4.53     04/12/2006        29,999,600

TOTAL MEDIUM TERM NOTES (COST $753,194,429)                                                                             753,194,429
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES - 0.70%
    2,595,000   COLORADO HFFA MFHR (HOUSING REVENUE LOC)+/-~                                  4.56     10/01/2032         2,595,000
   10,000,000   COLORADO HFFA SINGLE FAMILY MORTGAGE SERIES B (HOUSING REVENUE)+/-~           4.56     11/01/2033        10,000,000
    9,925,000   COLORADO HFFA SINGLE FAMILY MORTGAGE SERIES C (HOUSING REVENUE)+/-~           4.56     11/01/2036         9,925,000
      135,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96C+/-~                               4.57     12/15/2026           135,000
      145,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96D+/-~                               4.57     12/15/2026           145,000
      165,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96E+/-~                               4.57     12/15/2026           165,000
       70,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96G+/-~                               4.72     12/15/2026            70,000
      250,000   KALAMAZOO MI FUNDING COMPANY LLC SERIES 96I+/-~                               4.57     12/15/2026           250,000
    5,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION MS IDR (IDR LOC)+/-~                 4.55     02/01/2023         5,000,000
   10,730,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GENERAL OBLIGATION - STATES,
                TERRITORIES LOC)+/-~                                                          4.57     11/01/2028        10,730,000
    2,200,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC SERIES A (IDR)+/-~       4.55     10/01/2021         2,200,000
    8,000,000   NEW YORK NY SUBSERIES A9 (GENERAL OBLIGATION - STATES,
                TERRITORIES LOC)+/-~                                                          4.56     11/01/2023         8,000,000
    9,250,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MULTI-FAMILY REVENUE
                (OTHER REVENUE LOC)+/-~                                                       4.56     06/15/2034         9,250,000
      995,000   SUSSEX WI IDR ROTATING EQUIPMENT PROJECT SERIES B (IDR LOC)+/-~               4.65     11/01/2020           995,000

TOTAL MUNICIPAL BONDS & NOTES (COST $59,460,000)                                                                         59,460,000
                                                                                                                    ---------------
PROMISSORY NOTES - 3.65%
  227,100,000   CITIGROUP GLOBAL+/-~                                                          4.63     09/09/2049       227,100,000
   85,000,000   GOLDMAN SACHS GROUP INCORPORATED+++/-                                         4.48     01/26/2007        85,000,000

TOTAL PROMISSORY NOTES (COST $312,100,000)                                                                              312,100,000
                                                                                                                    ---------------
TIME DEPOSITS - 13.68%
  170,000,000   CREDIT SUISSE FIRST BOSTON GRAND CAYMAN                                       4.52     03/02/2006       170,000,000
  218,000,000   DEXIA BANK SA BRUSSELS                                                        4.53     03/07/2006       218,000,000
  219,000,000   FORTIS BANK GRAND CAYMAN                                                      4.52     03/06/2006       219,000,000
  109,000,000   KBC BANK NV BRUSSELS                                                          4.53     03/01/2006       109,000,000
  212,000,000   RABOBANK LONDON                                                               4.52     03/01/2006       212,000,000
  105,000,000   SOCIETE GENERALE CANADA                                                       4.52     03/02/2006       105,000,000
  136,000,000   SOCIETE GENERALE CAYMAN                                                       4.56     03/01/2006       136,000,000

TOTAL TIME DEPOSITS (COST $1,169,000,000)                                                                             1,169,000,000
                                                                                                                    ---------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE            VALUE
REPURCHASE AGREEMENTS - 28.70%
$ 823,920,945   BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES(MATURITY VALUE $824,025,537)                                       4.57%    03/01/2006   $   823,920,945
  504,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES(MATURITY VALUE $504,063,980)                                       4.57     03/01/2006       504,000,000
  250,000,000   DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES(MATURITY VALUE $250,031,806)                                       4.58     03/01/2006       250,000,000
  167,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $167,021,293)                                      4.59     03/01/2006       167,000,000
  204,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $204,076,500)                                      4.50     03/03/2006       204,000,000
  504,000,000   MORGAN STANLEY & COMPANY INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $504,063,980)                           4.57     03/01/2006       504,000,000

TOTAL REPURCHASE AGREEMENTS (COST $2,452,920,945)                                                                     2,452,920,945
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $8,532,878,209)*                             99.85%                                                           $ 8,532,878,209
OTHER ASSETS AND LIABILITIES, NET                   0.15                                                                 12,554,289
                                                  ------                                                            ---------------

TOTAL NET ASSETS                                  100.00%                                                           $ 8,545,432,498
                                                  ======                                                            ===============

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE            VALUE
COMMERCIAL PAPER - 7.73%
$   2,610,000   HARRIS COUNTY TX SERIES B                                                     3.16%    04/06/2006   $     2,610,000
    6,250,000   HARRIS COUNTY TX SERIES B                                                     3.18     05/08/2006         6,250,000
    1,900,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                     3.18     03/08/2006         1,900,000
    5,000,000   ROCHESTER MN HEALTH CARE SERIES 92-A                                          3.10     04/10/2006         5,000,000
    8,100,000   ROCHESTER MN HEALTH CARE SERIES 92-C                                          3.10     04/10/2006         8,100,000
    3,000,000   UNIVERSITY OF TEXAS SYSTEM SERIES A                                           3.20     03/10/2006         3,000,000
    4,900,000   UNIVERSITY OF TEXAS SYSTEM SERIES A                                           3.20     03/13/2006         4,900,000
    5,000,000   VENANGO PA IDA SERIES 90-B                                                    3.22     03/03/2006         5,000,000
    5,000,000   VENANGO PA IDA SERIES 90-B                                                    3.24     04/05/2006         5,000,000

TOTAL COMMERCIAL PAPER (COST $41,760,000)                                                                                41,760,000
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES - 91.25%

ALABAMA - 1.35%
      440,000   BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE, AMBAC
                INSURED)~+/-                                                                  3.22     06/01/2025           440,000
    2,425,000   COLUMBIA AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY PROJECT
                SERIES C (IDR)~+/-                                                            3.03     10/01/2022         2,425,000
    3,900,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY BARRY PLANT
                PROJECT SERIES B (IDR)~+/-                                                    3.08     09/01/2031         3,900,000
      500,000   MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER THEODORE PLANT
                SERIES A (IDR)~+/-                                                            3.08     04/01/2031           500,000

                                                                                                                          7,265,000
                                                                                                                    ---------------
ALASKA - 0.24%
    1,275,000   ALASKA STATE HOUSING FINANCE CORPORATION SERIES A (HOUSING REVENUE,
                FIRST SECURITY BANK LOC)~+/-                                                  3.25     12/01/2036         1,275,000
                                                                                                                    ---------------
ARIZONA - 0.50%
    2,700,000   MARICOPA COUNTY AZ IDA VILLAS SOLANAS APARTMENTS SERIES A (HOUSING
                REVENUE, FNMA INSURED)~+/-                                                    3.22     11/15/2032         2,700,000
                                                                                                                    ---------------
CALIFORNIA - 2.30%
       55,000   CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B3 (PROPERTY TAX
                REVENUE, CITIBANK NA LOC)~+/-                                                 3.23     12/01/2032            55,000
      375,000   CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY SERRA
                MICROCHASSIS PROJECT (IDR, US BANK NA LOC)~+/-                                3.00     08/01/2027           375,000
      100,000   CALIFORNIA STATE PUBLIC WORKS BOARD CTFS SERIES D (LEASE REVENUE,
                AMBAC INSURED)~+/-                                                            3.21     12/01/2019           100,000
    4,355,000   CONTRA COSTA COUNTY CA LAFAYETTE TOWN CENTER APARTMENTS SERIES I
                (MFHR, FNMA INSURED)~+/-                                                      3.24     07/15/2032         4,355,000
    6,000,000   LOS ANGELES CA DEPARTMENT OF AIRPORTS LA INTERNATIONAL AIRPORT SERIES A
                (AIRPORT REVENUE, BANQUE NATIONALE PARIS LOC)~+/-                             3.05     05/15/2016         6,000,000
      100,000   PORT OF OAKLAND CA (AIRPORT REVENUE, FGIC INSURED)~+/-                        3.23     05/01/2008           100,000
      200,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS A (LEASE
                 REVENUE,AMBAC INSURED)~+/-                                                   3.23     02/15/2026           200,000
       95,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B
                (LEASE REVENUE, AMBAC INSURED)~+/-                                            3.23     02/15/2026            95,000
    1,060,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C
                (LEASE REVENUE, AMBAC INSURED)~+/-                                            3.23     02/15/2026         1,060,000
       80,000   SAN JOSE CA RDA SERIES 149 (TAX INCREMENTAL REVENUE, MBIA INSURED)~+/-        3.22     08/01/2027            80,000

                                                                                                                         12,420,000
                                                                                                                    ---------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE            VALUE
COLORADO - 0.23%
$   1,250,000   HUDSON CO SERIES A (IDR, US BANK NA LOC)~+/-                                  3.38%    11/01/2020   $     1,250,000
                                                                                                                    ---------------
DISTRICT OF COLUMBIA - 2.03%
   10,935,000   METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY (AIRPORT REVENUE,
                MBIA INSURED)~+/-                                                             3.26     10/01/2014        10,935,000
                                                                                                                    ---------------
FLORIDA - 4.53%
      265,000   BROWARD COUNTY FL SANCTUARY COVE APARTMENTS SERIES A (OTHER REVENUE,
                FNMA INSURED)~+/-                                                             3.22     06/15/2037           265,000
    3,515,000   HILLSBOROUGH COUNTY FL AVIATION AUTHORITY PROJECT 2723 (AIRPORT REVENUE,
                AMBAC INSURED)~+/-                                                            3.26     10/01/2015         3,515,000
    4,370,000   HILLSBOROUGH COUNTY FL PORT DISTRICT PROJECT 2571 (AIRPORT REVENUE,
                MBIA INSURED)~+/-                                                             3.26     06/01/2020         4,370,000
    2,861,000   HILLSBOROUGH COUNTY FL PORT DISTRICT SERIES 1019 (AIRPORT REVENUE,
                MBIA INSURED)~+/-                                                             3.25     06/01/2018         2,861,000
    3,675,000   JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION STI PROJECT (ECONOMIC
                DEVELOPMENT REVENUE, BANK OF AMERICA NA LOC)~+/-                              3.24     12/01/2020         3,675,000
    4,575,000   ORANGE COUNTY FL HOMEOWNER MT 118 (HOUSING REVENUE)~+/-                       3.27     03/01/2034         4,575,000
    5,220,000   SCA TAX EXEMPT TRUST PT 2517 LEE COUNTY FL (HOUSING REVENUE, FIRST
                SECURITY  BANK LOC)~+/-                                                       3.27     01/01/2030         5,220,000

                                                                                                                         24,481,000
                                                                                                                    ---------------
GEORGIA - 4.87%
   26,300,000   CRISP COUNTY GA SOLID WASTE MANAGEMENT AUTHORITY (OTHER REVENUE, FIRST
                SECURITY BANK LOC)~+/-                                                        3.62     01/01/2023        26,300,000
                                                                                                                    ---------------
IDAHO - 0.58%
    3,105,000   BONNEVILLE COUNTY ID INDUSTRIAL DEVELOPMENT CORPORATION YELLOWSTONE
                PLASTICS PROJECT (IDR)~+/-                                                    3.34     08/01/2014         3,105,000
                                                                                                                    ---------------
ILLINOIS - 7.84%
    1,500,000   CHICAGO IL CRANE CARTON COMPANY PROJECT (OTHER REVENUE, BANK OF AMERICA
                NA LOC)~+/-                                                                   3.35     06/01/2012         1,500,000
    2,285,000   GENEVA IL CONTINENTAL ENVELOPE PROJECT (IDR, BANK ONE CHICAGO
                NA LOC)+/-                                                                    3.48     09/01/2006         2,285,000
    3,815,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL INCORPORATED
                PROJECT (IDR)~+/-                                                             3.48     06/01/2017         3,815,000
    1,100,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY SURGIPATH MEDICAL INDUSTRY
                PROJECT (IDR)~+/-                                                             3.34     06/01/2011         1,100,000
    1,275,000   ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (IDR, JP MORGAN CHASE BANK
                LOC)~+/-                                                                      3.48     12/01/2018         1,275,000
    5,955,000   ILLINOIS FINANCE AUTHORITY VILLAGEBROOK APARTMENTS PROJECT (HOUSING
                REVENUE,FHLMC INSURED)~+/-                                                    3.23     05/01/2035         5,955,000
   14,750,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY HOMEOWNER MORTGAGE A3 (HOUSING
                REVENUE, STATE STREET BANK & TRUST CA LOC)~+/-                                3.25     08/01/2035        14,750,000
    2,700,000   LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR, BANK ONE CHICAGO NA
                LOC)~+/-                                                                      3.48     10/01/2021         2,700,000
    2,600,000   LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR, NORTHERN TRUST CORPORATION
                LOC)~+/-                                                                      3.30     07/01/2029         2,600,000

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE            VALUE
ILLINOIS (CONTINUED)
$   1,830,000   LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE, JP MORGAN CHASE BANK
                LOC)~+/-                                                                      3.48%    12/01/2009   $     1,830,000
    4,500,000   WILL COUNTY IL EXEMPT FACILITIES BP AMOCO CHEMICAL COMPANY (IDR)~+/-          3.04     04/01/2030         4,500,000

                                                                                                                         42,310,000
                                                                                                                    ---------------
INDIANA - 0.65%
    2,500,000   INDIANA STATE FINANCE AUTHORITY PSI ENERGY INCORPORATED PROJECT S SERIES
                B (OTHER REVENUE)~+/-                                                         3.24     10/01/2040         2,500,000
    1,000,000   WHITING IN ENVIRONMENTAL FACILITIES AMOCO OIL COMPANY PROJECT (IDR)~+/-       3.04     07/01/2031         1,000,000

                                                                                                                          3,500,000
                                                                                                                    ---------------
IOWA - 0.93%
    5,000,000   IOWA STATE TRAN (PROPERTY TAX REVENUE)                                        4.50     06/30/2006         5,020,916
                                                                                                                    ---------------
KENTUCKY - 1.80%
    3,000,000   CARROLL COUNTY KY SOLID WASTE DISPOSAL BPB ACQUISITION PROJECT
                (IDR, BANK OF AMERICA NA LOC)~+/-                                             3.25     05/01/2031         3,000,000
    4,155,000   DAVIESS COUNTY KY PARK REGENCY (OTHER REVENUE, SOCIETE GENERALE
                LOC)~+/-                                                                      3.30     07/01/2020         4,155,000
    2,570,000   MADISONVILLE KY INDUSTRIAL BUILDING PERIOD INCORPORATED PROJECT (
                IDR)~+/-                                                                      3.34     05/01/2015         2,570,000

                                                                                                                          9,725,000
                                                                                                                    ---------------
LOUISIANA - 2.26%
    2,700,000   LAKE CHARLES LA HARBOR & DISTRICT CONOCO INCORPORATED PROJECT B
                (IDR, BANK ONE CHICAGO NA LOC)~+/-                                            3.26     09/01/2012         2,700,000
    9,500,000   PORT OF NEW ORLEANS LA (IDR, BANQUE NATIONALE PARIS LOC)~+/-                  3.28     06/01/2034         9,500,000

                                                                                                                         12,200,000
                                                                                                                    ---------------
MAINE - 1.67%
    9,000,000   MAINE STATE HOUSING AUTHORITY PARK VILLAGE (HOUSING REVENUE, FNMA
                INSURED)~+/-                                                                  3.25     10/28/2032         9,000,000
                                                                                                                    ---------------
MICHIGAN - 2.41%
    2,000,000   MICHIGAN STATE SERIES A (PROPERTY TAX REVENUE)                                4.50     09/29/2006         2,014,015
      700,000   MICHIGAN STATE STRATEGIC FUND GRAYLING GENERATING PROJECT
                (IDR, BARCLAYS BANK PLC LOC)~+/-                                              3.25     01/01/2014           700,000
   10,320,000   WAYNE COUNTY MI AIRPORT AUTHORITY (AIRPORT REVENUE, MBIA INSURED)~+/-         3.26     12/01/2024        10,320,000

                                                                                                                         13,034,015
                                                                                                                    ---------------
MINNESOTA - 6.81%
    1,200,000   DAKOTA COUNTY MN HOUSING & RDA PROJECT 484 (MFHR,
                FHLMC INSURED)~+/-                                                            3.23     12/01/2022         1,200,000
    1,055,000   HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT
                (MFHR, LASALLE NATIONAL BANK NA LOC)~+/-                                      3.23     04/15/2035         1,055,000
      190,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT (HOUSING
                REVENUE, FNMA INSURED)~+/-                                                    3.18     05/15/2035           190,000
    2,140,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION (AIRPORT
                REVENUE, FGIC INSURED)~+/-                                                    3.26     01/01/2013         2,140,000
    1,200,000   MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING REVENUE, US BANK
                NA LOC)~+/-                                                                   3.28     10/01/2024         1,200,000
      130,000   MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK NA LOC)
                ~+/-                                                                          3.23     10/01/2032           130,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE            VALUE
MINNESOTA (CONTINUED)

$  10,300,000   MINNESOTA STATE RESIDENTIAL HOUSING SERIES B (HOUSING REVENUE, GENERAL
                OBLIGATION OF AUTHORITY)~+/-                                                  3.25%    01/01/2033   $    10,300,000
    1,500,000   MINNESOTA STATE RESIDENTIAL HOUSING SERIES C (HOUSING REVENUE, GENERAL
                OF AUTHORITY)~+/-                                                             3.25     01/01/2035         1,500,000
    8,000,000   MINNESOTA STATE RESIDENTIAL HOUSING SERIES E (HOUSING REVENUE, GENERAL
                OBLIGATION OF AUTHORITY)                                                      2.95     05/18/2006         8,000,000
      390,000   MINNESOTA STATE RESIDENTIAL HOUSING SERIES G (HOUSING REVENUE)~+/-            3.21     01/01/2032           390,000
    1,905,000   MINNESOTA STATE RESIDENTIAL HOUSING SERIES J (HOUSING REVENUE, GENERAL
                OBLIGATION OF AUTHORITY)~+/-                                                  3.25     07/01/2033         1,905,000
    2,030,000   MONTROSE MN LYMAN LUMBER COMPANY PROJECT (IDR, US BANK NA LOC)~+/-            3.10     05/01/2026         2,030,000
      155,000   ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)~+/-                    3.18     10/01/2035           155,000
    1,460,000   ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR, FNMA
                INSURED)~+/-                                                                  3.23     09/15/2031         1,460,000
      450,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I
                (IDR, DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                                   3.25     06/01/2015           450,000
      850,000   ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES L
                (IDR, DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                                   3.25     03/01/2018           850,000
    2,325,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R (OTHER REVENUE,
                DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                                         3.10     03/01/2022         2,325,000
    1,500,000   ST. PAUL MN PORT AUTHORITY SERIES 2005 4 SERIES I (ELECTRIC REVENUE,
                DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                                         3.23     12/01/2025         1,500,000

                                                                                                                         36,780,000
                                                                                                                    ---------------
MISSISSIPPI - 1.71%
    1,065,000   MISSISSIPPI BUSINESS FINANCE CORPORATION ARCH ALUMINUM & GLASS PROJECT
                (IDR, COMERCIA BANK CA LOC)~+/-                                               3.40     01/01/2014         1,065,000
    7,150,000   MISSISSIPPI BUSINESS FINANCE CORPORATION CENTRAL BAKING COMPANY (OTHER
                REVENUE, BANK OF AMERICA NA LOC)~+/-                                          3.24     11/01/2025         7,150,000
    1,000,000   MISSISSIPPI BUSINESS FINANCE CORPORATION REGIONAL ASSEMBLY &
                MANUFACTURING PROJECT (IDR, JP MORGAN CHASE BANK LOC)~+/-                     3.25     12/01/2018         1,000,000

                                                                                                                          9,215,000
                                                                                                                    ---------------
MISSOURI - 0.61%
    3,300,000   HANNIBAL MO IDA BUCKHORN RUBBER PRODUCTS PROJECT
                (IDR, BANK ONE CHICAGO NA LOC)~+/-                                            3.48     03/01/2010         3,300,000
                                                                                                                    ---------------
NEVADA - 3.42%
    9,200,000   CLARK COUNTY NV COGENERATION ASSOCIATION II (IDR)~+/-                         3.05     12/01/2022         9,200,000
    6,300,000   CLARK COUNTY NV PASSENGER FACILITIES CHARGE MCCARRAN INTERNATIONAL
                AIRPORT SERIES A2 (HARBOR DEPARTMENT REVENUE, MBIA INSURED)~+/-               3.24     07/01/2022         6,300,000
    2,975,000   NEVADA HOUSING DIVISION SERIES A (HOUSING REVENUE, FNMA INSURED)~+/-          3.25     10/15/2035         2,975,000

                                                                                                                         18,475,000
                                                                                                                    ---------------
NEW JERSEY - 2.23%
   12,000,000   NEW JERSEY STATE TRAN SERIES A (GENERAL OBLIGATION - STATES, TERRITORIES)     4.00     06/23/2006        12,032,807
                                                                                                                    ---------------
NEW YORK - 4.13%
   12,100,000   NEW YORK STATE (HOUSING REVENUE, FNMA INSURED)~+/-                            3.21     05/01/2029        12,100,000
      750,000   NEW YORK STATE 240 EAST 39TH STREET HOUSING (HOUSING REVENUE, FNMA
                INSURED)~+/-                                                                  3.20     05/15/2030           750,000

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE       DATE           VALUE
NEW YORK (CONTINUED)
$   4,850,000   NEW YORK STATE 363 WEST 30TH STREET SERIES A (HOUSING REVENUE, FHLMC
                INSURED)~+/-                                                                  3.20%    11/01/2032   $  4,850,000
    4,600,000   NEW YORK STATE EAST 84TH STREET (HOUSING REVENUE, FNMA INSURED)~+/-           3.21     05/15/2033      4,600,000

                                                                                                                      22,300,000
                                `                                                                                   ------------

NORTH CAROLINA - 0.90%
    1,865,000   CLEVELAND COUNTY NC INDUSTRIAL FACILITIES & PCFA BLACHFORD RUBBER
                PROJECT (IDR, BANK ONE CHICAGO NA LOC)~+/-                                    3.30     07/01/2023      1,865,000
    2,980,000   RALEIGH DURHAM NC AIRPORT PROJECT 2569 (AIRPORT REVENUE, AMBAC
                INSURED)~+/-                                                                  3.26     05/01/2015      2,980,000

                                                                                                                       4,845,000
                                `                                                                                   ------------

NORTH DAKOTA - 1.98%
    3,500,000   NORTH DAKOTA STATE HFA HOME MORTGAGE SERIES B (HOUSING REVENUE)~+/-           3.24     01/01/2035      3,500,000
    7,215,000   NORTH DAKOTA STATE HFA HOME MORTGAGE SERIES B (HOUSING REVENUE, KBC
                BANK NV LOC)~+/-                                                              3.24     01/01/2034      7,215,000

                                                                                                                      10,715,000
                                `                                                                                   ------------

OHIO - 0.45%
    1,395,000   FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT
                (IDR, BANK ONE CHICAGO NA LOC)~+/-                                            3.48     10/01/2021      1,395,000
    1,050,000   OHIO STATE BP EXPLORATION & OIL PROJECT (SOLID WASTE REVENUE)~+/-             3.04     08/01/2034      1,050,000

                                                                                                                       2,445,000
                                `                                                                                   ------------

OREGON - 3.15%
   17,000,000   OREGON STATE HOUSING & COMMUNITY SERVICES DEPARTMENT SERIES P
                (HOUSING REVENUE)                                                             3.00     03/15/2006     17,003,527
                                `                                                                                   ------------

OTHER - 2.98%
       15,000   CLIPPER BRIGANTINE TAX EXEMPT TRUST CTFS (OTHER REVENUE, STATE STREET
                BANK & TRUST CA LOC)~+/-  ++                                                  3.53     02/01/2030         15,000
   16,097,000   CLIPPER TAX EXEMPT COP (OTHER REVENUE)~+/-                                    3.38     08/01/2007     16,097,000

                                                                                                                      16,112,000
                                `                                                                                   ------------

PENNSYLVANIA - 1.92%
    2,250,000   DELAWARE COUNTY PA IDA (IDR, FGIC INSURED)~+/-                                3.23     11/01/2038      2,250,000
    3,910,000   PENNSYLVANIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY EXEMPT
                FACILITIES PROJECT SERIES B (LEASE REVENUE, MORGAN GUARANTY TRUST LOC)~+/-    3.25     11/01/2041      3,910,000
                PENNSYLVANIA STATE HIGHER EDUCATIONAL ASSISTANCE AGENCY SERIES A
    3,700,000   (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)~+/-                             3.24     06/01/2029      3,700,000
      525,000   PENNSYLVANIA STATE HONEYSUCKLE STUDENT HOLDING SERIES A (COLLEGE &
                UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)~+/-                            3.20     07/01/2034        525,000

                                                                                                                      10,385,000
                                `                                                                                   ------------

SOUTH CAROLINA - 3.59%
      680,000   FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER TREATMENT ROCHE
                CAROLINA INCORPORATED PROJECT (IDR, DEUTSCHE BANK AG LOC)~+/-                 3.05     04/01/2026        680,000
    3,195,000   FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER TREATMENT ROCHE
                CAROLINA INCORPORATED PROJECT (IDR, DEUTSCHE BANK AG LOC)~+/-                 3.05     04/01/2027      3,195,000
    1,500,000   FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER TREATMENT ROCHE
                CAROLINA INCORPORATED PROJECT (IDR, DEUTSCHE BANK AG LOC)~+/-                 3.05     04/01/2028      1,500,000
    5,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY SOUTH ATLANTIC
                CANNERS PROJECT (IDR, WACHOVIA BANK LOC)~+/-                                  3.25     12/01/2021      5,000,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE       DATE           VALUE
SOUTH CAROLINA (CONTINUED)
 $  5,000,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY WASTE MANAGEMENT
                (IDR, WACHOVIA BANK LOC)~+/-                                                  3.24%    07/01/2024   $  5,000,000
    4,000,000   SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY ROCKY
                CREEK (MFHR, WACHOVIA BANK LOC)~+/-                                           3.25     01/01/2048      4,000,000

                                                                                                                      19,375,000
                                `                                                                                   ------------

TENNESSEE - 3.77%
    1,930,000   COFFEE COUNTY TN INDUSTRIAL BOARD INCORPORATED MCKEY PERFORATED
                PRODUCTS PROJECT (IDR)~+/-                                                    3.34     06/01/2016      1,930,000
    8,000,000   HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN MANUFACTURING COMPANY
                PROJECT (IDR)~+/-                                                             3.39     05/01/2020      8,000,000
    7,475,000   SCA TAX EXEMPT TRUST PT 2518 HAMILTON COUNTY TN INDUSTRIAL (HOUSING
                REVENUE, FIRST SECURITY BANK LOC)~+/-                                         3.27     01/01/2030      7,475,000
    2,950,000   SCA TAX EXEMPT TRUST PT 2520 MEMPHIS TN HEALTH EDUCATIONAL FINANCE
                (HOUSING REVENUE, FIRST SECURITY BANK LOC)~+/-                                3.27     01/01/2030      2,950,000

                                                                                                                      20,355,000
                                `                                                                                   ------------

TEXAS - 4.85%
   11,300,000   CALHOUN COUNTY TX NAVY IDA PORT FORMOSA PLASTICS CORPORATION PROJECT
                (IDR, BANK OF AMERICA NA LOC)~+/-                                             3.26     11/01/2015     11,300,000
    3,990,000   DALLAS FORT WORTH TX INTERNATIONAL AIRPORT SERIES 778 Z (AIRPORT
                REVENUE, MBIA INSURED)~+/-                                                    3.25     11/01/2011      3,990,000
    2,060,000   HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION PRECISION GENERAL
                INCORPORATED PROJECT (IDR, MORGAN GUARANTY TRUST LOC)~+/-                     3.30     10/01/2016      2,060,000
                MONTGOMERY COUNTY TX POROUS MEDIA LIMITED PROJECT (INDUSTRIAL
    2,300,000   DEVELOPMENT REVENUE, US BANK NA LOC)~+/-                                      3.38     09/01/2015      2,300,000
    2,500,000   NORTH TEXAS HIGHER EDUCATION AUTHORITY INCORPORATED STUDENT LOAN
                SERIES A (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)~+/-                    3.25     04/01/2036      2,500,000
    4,000,000   TEXAS STATE TAX & ANTICIPATION NOTES (GENERAL OBLIGATION - STATES,
                TERRITORIES)                                                                  4.50     08/31/2006      4,029,435

                                                                                                                      26,179,435
                                `                                                                                   ------------

UTAH - 1.39%
    7,500,000   UTAH HOUSING CORPORATION TODD HOLLOW APARTMENTS SERIES A (HOUSING
                REVENUE)~+/-                                                                  3.63     07/01/2038      7,500,000
                                `                                                                                   ------------

VIRGINIA - 1.19%
    6,400,000   CAPITAL REGION AIRPORT COMMISSION VA SERIES A (AIRPORT REVENUE,
                WACHOVIA BANK LOC)~+/-                                                        3.25     06/01/2035      6,400,000
                                `                                                                                   ------------

WASHINGTON - 6.21%
    2,000,000   PORT OF BELLINGHAM WA INDUSTRIAL DEVELOPMENT CORPORATION BP WEST COAST
                PRODUCTS LLC PROJECT (IDR)~+/-                                                3.04     12/01/2033      2,000,000
    5,000,000   PORT OF SEATTLE WA (OTHER REVENUE)~+/-                                        3.25     09/01/2035      5,000,000
    4,700,000   PORT OF SEATTLE WA INDUSTRIAL DEVELOPMENT CORPORATION CROWLEY MARINE
                SERVICES PROJECT BP WEST COAST PRODUCTS LLC PROJECT (AIRPORT REVENUE,
                CITIBANK NA LOC)~+/-                                                          3.25     12/31/2021      4,700,000
    7,300,000   SCA TAX EXEMPT TRUST PT 2519 WASHINGTON STATE HOUSING FINANCE (HOUSING
                REVENUE, FIRST SECURITY BANK LOC)~+/-                                         3.27     01/01/2030      7,300,000
    8,000,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY WASTE MANAGEMENT
                INCORPORATED PROJECT SERIES D (OTHER REVENUE, JP MORGAN CHASE BANK LOC)~+/-   3.24     07/01/2027      8,000,000

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE       DATE           VALUE
WASHINGTON (CONTINUED)
$   1,500,000   WASHINGTON STATE HOUSING FINANCE COMMISSION MILL POINTE APARTMENTS
                PROJECT SERIES A (MFHR, US BANK TRUST NA LOC)~+/-                             3.06%    01/01/2030   $  1,500,000
    5,050,000   WASHINGTON STATE HOUSING FINANCE COMMISSION PARK VISTA RETIREMENT
                PROJECT A (MFHR, BANK OF AMERICA NA LOC)~+/-                                  3.21     03/01/2041      5,050,000

                                                                                                                      33,550,000
                                                                                                                    ------------

WEST VIRGINIA - 3.30%
   17,800,000   MARION COUNTY WV COMMISSION SOLID WASTE DISPOSAL FACILITIES GRANT TOWN
                PROJECT A (OTHER REVENUE, DEUTSCHE BANK AG LOC)~+/-                           3.25     10/01/2017     17,800,000
                                `                                                                                   ------------

WISCONSIN - 2.47%
    1,830,000   ASHWAUBENON WI VALLEY PACKAGING SUPPLY COMPANY (IDR)~+/-                      3.34     05/01/2020      1,830,000
    1,285,000   MIDDLETON WI FRISTAM PUMPS INCORPORATED PROJECT (IDR)~+/-                     3.34     05/01/2020      1,285,000
    3,500,000   MILWAUKEE WI RDA DEVELOPMENT HELWIG CARBON PRODUCTS SERIES A (IDR)~+/-        3.34     11/01/2028      3,500,000
    3,300,000   NEW LONDON WI WOHLT CHEESE CORPORATION PROJECT (IDR)~+/-                      3.34     07/01/2021      3,300,000
    3,400,000   WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME OWNERSHIP
                SERIES I (HOUSING REVENUE, FIRST SECURITY BANK LOC)~+/-                       3.25     09/01/2032      3,400,000

                                                                                                                      13,315,000
                                                                                                                    ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $492,603,700)                                                                    492,603,700
                                                                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $534,363,700)*                            98.98%                                                              $534,363,700
OTHER ASSETS AND LIABILITIES, NET                1.02                                                                  5,480,509
                                               ------                                                               ------------
TOTAL NET ASSETS                               100.00%                                                              $539,844,209
                                               ======                                                               ============

~ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.
+/-   VARIABLE RATE INVESTMENTS.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE       DATE           VALUE
MUNICIPAL BONDS & NOTES - 86.76%

ALABAMA - 2.30%
$   7,995,000   BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE,
                AMBAC INSURED)~+/-                                                            3.22%    06/01/2025   $  7,995,000
    4,125,000   COLUMBIA AL IDA SERIES A (IDR)~+/-                                            2.95     06/01/2022      4,125,000
   19,505,000   COLUMBIA AL IDA SERIES B (PCR)~+/-                                            2.95     05/01/2022     19,505,000
    8,700,000   EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT (IDR)~+/-                      2.95     06/01/2028      8,700,000
    5,100,000   HOMEWOOD AL EDUCATIONAL BUILDING AUTHORITY SAMFORD UNIVERSITY
                (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)~+/-                             2.93     12/01/2021      5,100,000
   13,075,000   JEFFERSON COUNTY AL SEWER REVENUE SERIES A (SEWER REVENUE LOC)~+/-            3.20     02/01/2042     13,075,000
    8,900,000   MOBILE AL SPRING HILL COLLEGE EDUCATIONAL BUILDING AUTHORITY
                SPRING HILL COLLEGE PROJECT SERIES B (COLLEGE & UNIVERSITY REVENUE,
                REGIONS BANK LOC)~+/-                                                         3.20     09/01/2024      8,900,000
    5,595,000   MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY SERIES 435
                (NURSING HOME REVENUE, MBIA INSURED)~+/-                                      3.21     11/15/2029      5,595,000
    5,800,000   PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL BUILDING AUTHORITY
                UNIVERSITY MOBILE PROJECT (LEASE REVENUE, REGIONS BANK LOC)~+/-               3.21     03/01/2025      5,800,000

                                                                                                                      78,795,000
                                `                                                                                   ------------

ALASKA - 0.51%
    7,495,000   ALASKA STATE HOUSING FINANCE CORPORATION FLOATER PA 1057 (HOUSING
                REVENUE, MBIA INSURED)~+/-                                                    3.22     06/01/2026      7,495,000
   10,000,000   NORTH SLOPE BORO AK SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)~+/-         3.22     06/30/2010     10,000,000

                                                                                                                      17,495,000
                                `                                                                                   ------------
ARIZONA - 4.76%
   57,680,000   ARIZONA BANNER HEALTH SERIES B (HEALTHCARE FACILITIES
                REVENUE, FGIC INSURED)~+/-                                                    3.18     01/01/2035     57,680,000
    9,600,000   ARIZONA HEALTH FACILLITES BANNER HEALTH SERIES A (HEALTHCARE
                FACILITIES REVENUE, MBIA INSURED)~+/-                                         3.18     01/01/2029      9,600,000
   25,385,000   ARIZONA TOURISM & SPORTS AUTHORITY MULTI-PURPOSE STADIUM FACULTY SERIES
                A (SPORTS FACILITIES REVENUE, AMBAC INSURED)~+/-                              3.20     07/01/2036     25,385,000
   21,915,000   MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA INSURED)~+/-           3.18     04/15/2030     21,915,000
    5,615,000   PIMA COUNTY AZ IDA (IDR, SOCIETE GENERALE LOC)~+/-                            3.30     06/01/2007      5,615,000
   42,745,000   SALT RIVER AZ PIMA MARICOPA INDIAN COMMUNITY (OTHER REVENUE, BANK
                OF AMERICA NA LOC)~+/-                                                        3.19     10/01/2025     42,745,000

                                                                                                                     162,940,000
                                `                                                                                   ------------

CALIFORNIA - 7.17%
    3,800,000   AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP SERIES A
                (HOUSING REVENUE LOC)~+/-                                                     3.16     09/15/2033      3,800,000
    2,470,000   APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524 (PROPERTY
                TAX REVENUE LOC)~+/-                                                          3.21     08/01/2012      2,470,000
    3,500,000   CALIFORNIA SERIES I (HFFA REVENUE, BANK OF AMERICA NA LOC)~+/-                3.19     07/01/2035      3,500,000
      975,000   CALIFORNIA STATE DWR CENTER VALLEY PROJECT SERIES 127 (WATER REVENUE,
                FGIC INSURED)~+/-                                                             3.21     12/01/2028        975,000
   14,120,000   CALIFORNIA STATE DWR POWER SUPPLY SERIES C1 (POWER REVENUE, DEXIA CREDIT
                LOCAL DE FRANCE LOC)~+/-                                                      3.22     05/01/2022     14,120,000
      450,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F5 (WATER REVENUE, CITIBANK
                NA LOC)~+/-                                                                   3.03     05/01/2022        450,000
   26,250,000   CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G5 (WATER
                REVENUE, FIRST SECURITY BANK LOC)~+/-                                         3.13     05/01/2016     26,250,000
    8,260,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES 927 (ECONOMIC
                DEVELOPMENT REVENUE LOC)~+/-                                                  3.19     07/01/2013      8,260,000

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE       DATE           VALUE
CALIFORNIA (CONTINUED)
$  18,930,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C10 (SALES TAX REVENUE
                LOC)~+/-                                                                      3.17%    07/01/2023   $ 18,930,000
   14,800,000   CALIFORNIA STATE SERIES B3 (GENERAL OBLIGATION - STATES,
                TERRITORIES LOC)~+/-                                                          3.17     05/01/2033     14,800,000
    3,530,000   CALIFORNIA STATEWIDE CDA REVENUE (OTHER REVENUE LOC)~+/-                      2.94     07/01/2034      3,530,000
    5,395,000   EAST BAY CA MUD WATER SYSTEM REVENUE (WATER REVENUE LOC)~+/-                  3.12     06/01/2025      5,395,000
    5,745,000   GOLDEN WEST CA SCHOOLS CA FINANCING AUTHORITY (PROPERTY TAX REVENUE,
                FGIC INSURED)~+/-                                                             3.22     09/01/2024      5,745,000
   11,890,000   LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK LOC)~+/-        3.21     01/01/2009     11,890,000
    3,995,000   LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)~+/-                   3.22     07/01/2022      3,995,000
      100,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
                SERIES C1 DEXIA LOC (WATER REVENUE LOC)~+/-                                   3.12     07/01/2030        100,000
   18,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
                SERIES C3 (WATER REVENUE LOC)~+/-                                             3.13     07/01/2030     18,000,000
    8,135,000   OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE SERIES C1
                (LEASE REVENUE LOC)~+/-                                                       3.17     02/01/2025      8,135,000
    2,810,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT PROJECT
                SERIES C (HOUSING REVENUE, FHLMC INSURED)~+/-                                 3.16     12/01/2029      2,810,000
    8,375,000   PITTSBURG CA RDA TAX ALLOCATION LOS MEDANOS COMMUNITY SERIES A
                (TAX ALLOCATION REVENUE LOC)~+/-                                              2.95     09/01/2035      8,375,000
    5,745,000   PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)~+/-             3.22     08/01/2020      5,745,000
    8,425,000   SACRAMENTO CA USD CTFS PARTNERS FSA INSURED (GENERAL OBLIGATION -
                SCHOOL DISTRICTS LOC)~+/-                                                     3.18     03/01/2031      8,425,000
   16,405,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B (LEASE
                REVENUE, AMBAC INSURED)~+/-                                                   3.23     02/15/2026     16,405,000
   26,055,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C (LEASE
                REVENUE, AMBAC INSURED)~+/-                                                   3.23     02/15/2026     26,055,000
    1,480,000   SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE, MBIA
                INSURED)~+/-                                                                  3.22     08/01/2025      1,480,000
   14,755,000   SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER REVENUE, FGIC
                INSURED)~+/-                                                                  3.17     11/01/2035     14,755,000
    7,280,000   STATE OF CALIFORNIA MUNICIPAL SECURITIES TRUST RECEIPTS SERIES JPMC3
                (OTHER REVENUE LOC)~+/-                                                       2.99     06/01/2013      7,280,000
    3,735,000   VICTORVILLE CA RDA SERIES 485 (TAX INCREMENTAL REVENUE, FIRST
                SECURITY BANK LOC)~+/-                                                        3.21     12/01/2019      3,735,000

                                                                                                                     245,410,000
                                                                                                                    ------------

COLORADO - 0.85%
    1,700,000   ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK LOC)~+/-                 3.20     11/01/2020      1,700,000
   15,205,000   FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED (COLLEGE &
                UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)~+/-                            3.23     01/01/2025     15,205,000
    5,280,000   JEFFERSON COUNTY CO SCHOOL DISTRICT NUMBER R-001 SERIES 665
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)~+/-                           3.22     12/15/2012      5,280,000
    3,245,000   MESA COUNTY CO VALLEY SCHOOL DISTRICT NUMBER 051 GRAND JUNCTION
                SERIES 684 (PROPERTY TAX REVENUE, MBIA INSURED)~+/-                           3.22     12/01/2012      3,245,000
    3,560,000   SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT (PROPERTY TAX
                REVENUE, US BANK NA LOC)~+/-                                                  3.23     11/15/2034      3,560,000

                                                                                                                      28,990,000
                                `                                                                                   ------------

CONNECTICUT - 0.21%
    7,100,000   CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
                YALE UNIVERSITY SERIES X3 (EDUCATIONAL FACILITIES REVENUE LOC)~+/-            2.95     07/01/2037      7,100,000
                                `                                                                                   ------------

DELAWARE - 0.46%
   15,600,000   KENT COUNTY DE STUDENT HOUSING (COLLEGE & UNIVERSITY REVENUE,
                WACHOVIA BANK LOC)~+/-                                                        3.20     07/01/2036     15,600,000
                                `                                                                                   ------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE       DATE           VALUE
FLORIDA - 1.26%
$   3,155,000   BOYNTON BEACH FL COMMUNITY RDA FLORIDA TAX INCREMENT SERIES 657
                (TAX INCREMENTAL REVENUE, MBIA INSURED)~+/-                                   3.22%    10/01/2012   $  3,155,000
    2,645,000   BREVARD COUNTY FL SCHOOL BOARD COP SERIES 638 (LEASE REVENUE, FGIC
                INSURED)~+/-                                                                  3.22     07/01/2012      2,645,000
    3,650,000   COLLIER COUNTY FL IDA EDUCATIONAL FACILITIES COMMUNITY SCHOOL NAPLES
                INCORPORATED PROJECT (PRIVATE SCHOOL REVENUE, BANK OF
                AMERICA NA LOC)~+/-                                                           3.19     10/01/2022      3,650,000
    9,000,000   EAGLE TAX-EXEMPT TRUST CTF 20010906 CLASS A (FLORIDA STATE BOARD OF
                EDUCATION LOTTERY SERIES B) (OTHER REVENUE, FGIC INSURED)~+/-                 3.22     07/01/2019      9,000,000
      600,000   FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT (HEALTHCARE
                FACILITIES REVENUE, WACHOVIA BANK LOC)~+/-                                    3.35     12/01/2014        600,000
    3,730,000   FORT LAUDERDALE FL PINE CREST PREP SCHOOL PROJECT (PRIVATE SCHOOL
                REVENUE, FIRST SECURITY BANK LOC)~+/-                                         3.19     06/01/2032      3,730,000
    4,350,000   HILLSBOROUGH COUNTY FL AVIATION AUTHORITY DELTA AIR LINES
                (IDR, GENERAL ELECTRIC CAPITAL CORPORATION LOC)~+/-                           3.26     12/01/2030      4,350,000
    3,685,000   JACKSONVILLE FL HEALTH FACILITIES AUTHORITY BAPTIST MEDICAL CENTER
                PROJECT (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)~+/-                2.93     08/15/2021      3,685,000
      100,000   JACKSONVILLE FL SAMUEL C TAYLOR FOUNDATION PROJECT (HEALTHCARE
                FACILITIES REVENUE, BANK OF AMERICA NA LOC)~+/-                               3.24     12/01/2023        100,000
    1,500,000   ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A
                (IDR, BANK OF AMERICA NA LOC)~+/-                                             3.24     05/01/2027      1,500,000
    1,200,000   ORANGE COUNTY FL IDA JEWISH FEDERATION OF GREATER ORLANDO PROJECT
                (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)~+/-                          3.19     01/01/2028      1,200,000
    1,870,000   ORANGE COUNTY FL SCHOOL BOARD COP PUTTERS SERIES 560 (LEASE REVENUE,
                AMBAC INSURED)~+/-                                                            3.22     08/01/2012      1,870,000
    5,500,000   PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION LOC)~+/-         3.24     05/01/2031      5,500,000
    2,200,000   SARASOTA COUNTY FL UTILITY SYSTEM (WATER REVENUE, FGIC INSURED)~+/-           3.22     10/01/2010      2,200,000

                                                                                                                      43,185,000
                                `                                                                                   ------------

GEORGIA - 2.09%
    1,195,000   COBB COUNTY GA DEVELOPMENT AUTHORITY UNIVERSITY FACILITIES SERIES 580
                (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)+/-~                              3.22     07/15/2012      1,195,000
    4,270,000   EAGLE TAX-EXEMPT TRUST CTF 20001003 CLASS A (ATLANTA GA
                AIRPORT SERIES A) (AIRPORT REVENUE, FGIC INSURED)~+/-                         3.22     01/01/2030      4,270,000
   12,260,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY SERIES 960 (COLLEGE & UNIVERSITY
                REVENUE, MBIA INSURED)~+/-                                                    3.21     05/01/2036     12,260,000
   19,400,000   FULTON COUNTY GA NORTHSIDE SERIES A (HOSPITAL REVENUE, WACHOVIA
                BANK LOC)~+/-                                                                 3.20     10/01/2018     19,400,000
    3,460,000   FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE, WACHOVIA
                BANK LOC)~+/-                                                                 2.93     10/01/2033      3,460,000
    5,250,000   FULTON DE KALB GA ROCS RR II R 2074 (HEALTHCARE FACILITIES REVENUE,
                FIRST SECURITY BANK LOC)~+/-                                                  3.22     01/01/2020      5,250,000
   13,440,000   GEORGIA LOCAL GOVERNMENT COP SERIES K (GENERAL OBLIGATION - POLITICAL
                SUBDIVISION)~+/-                                                              3.28     12/01/2022     13,440,000
    2,800,000   GEORGIA STATE SERIES 1034 (OTHER REVENUE, MORGAN STANLEY DEAN WITTER
                LOC)~+/-                                                                      3.21     05/01/2020      2,800,000
    9,285,000   ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC INSURED)~+/-              3.19     01/01/2034      9,285,000

                                                                                                                      71,360,000
                                `                                                                                   ------------

HAWAII - 0.42%
    8,000,000   EAGLE TAX-EXEMPT TRUST CTF 20011101 CLASS A (HAWAII STATE HIGHWAY)
                (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)~+/-                              3.22     07/01/2016      8,000,000
    6,495,000   HAWAII STATE ROCS RR II R 6058 (GENERAL OBLIGATION - STATES,
                TERRITORIES, MBIA INSURED)~+/-                                                3.22     10/01/2021      6,495,000

                                                                                                                      14,495,000
                                `                                                                                   ------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE       DATE           VALUE
ILLINOIS - 7.29%
$   5,000,000   CHICAGO IL BOARD OF EDUCATION CTFS SERIES A (PROPERTY TAX REVENUE)~+/-        3.28%    06/01/2021   $  5,000,000
    5,575,000   CHICAGO IL O'HARE INTERNATIONAL AIRPORT (AIRPORT REVENUE, MBIA
                INSURED)~+/-                                                                  3.22     01/01/2026      5,575,000
    5,390,000   CHICAGO IL PARK DISTRICT ROCS RR II R 4018 (STATE & LOCAL
                GOVERNMENTS, AMBAC INSURED)~+/-                                               3.22     01/01/2024      5,390,000
    2,800,000   CHICAGO IL PUBLIC BUILDING COMMISSION EAGLE CLASS A (LEASE REVENUE,
                FGIC INSURED)~+/-                                                             3.22     12/01/2014      2,800,000
   25,000,000   CHICAGO IL SERIES 21B (PROPERTY TAX REVENUE, MBIA INSURED)~+/-                3.18     01/01/2037     25,000,000
    5,700,000   CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC INSURED)~+/-                3.22     01/01/2027      5,700,000
    3,747,000   COOK COUNTY IL GO CTFS SERIES 458 (PROPERTY TAX REVENUE, FGIC
                INSURED)~+/-                                                                  3.21     11/15/2028      3,747,000
    5,124,685   EAGLE TAX-EXEMPT TRUST CTF 20021301 CLASS A (ILLINOIS STATE) (GENERAL
                OBLIGATION - STATES, TERRITORIES, FGIC INSURED)~+/-                           3.22     02/01/2019      5,124,685
   18,025,000   EAGLE TAX-EXEMPT TRUST CTF 20021303 CLASS A (COOK COUNTY IL SERIES C)
                (PROPERTY TAX REVENUE, AMBAC INSURED)~+/-                                     3.22     11/15/2025     18,025,000
    3,999,755   EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A (ILLINOIS STATE)
                (GENERAL OBLIGATION - STATES, TERRITORIES, FGIC INSURED)~+/-                  3.22     02/01/2027      3,999,755
   25,900,000   HOFFMAN ESTATES IL HOFFMAN ESTATES ECONOMIC (TAX REVENUE, NORTHERN TRUST
                CORPORATION LOC)~+/-                                                          3.19     01/01/2010     25,900,000
   29,750,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY MUSEUM OF CONTEMPORARY ARTS
                PROJECT (RECREATIONAL FACILITIES REVENUE, BANK ONE CHICAGO NA LOC)~+/-        3.23     02/01/2029     29,750,000
   11,300,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY THE UNO-VEN COMPANY PROJECT
                (IDR, BANK ONE CHICAGO NA LOC)~+/-                                            3.27     09/01/2008     11,300,000
    2,595,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY (RECREATIONAL FACILITIES
                REVENUE, BANK ONE CHICAGO NA LOC)~+/-                                         3.20     12/01/2025      2,595,000
    5,500,000   ILLINOIS FINANCE AUTHORITY (PRIVATE SCHOOL REVENUE, NORTHERN TRUST
                CORPORATION LOC)~+/-                                                          3.20     07/01/2035      5,500,000
   29,570,000   ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GENERAL OBLIGATION -
                STATES, TERRITORIES, NORTHERN TRUST CORPORATION LOC)~+/-                      3.19     09/01/2035     29,570,000
   14,100,000   ILLINOIS RIVERSIDE HEALTH SYSTEMS (HEALTHCARE FACILITIES REVENUE,
                LASALLE NATIONAL BANK NA LOC)~+/-                                             3.21     11/01/2019     14,100,000
    8,200,000   ILLINOIS ST. LUKES MEDICAL CENTER OBLIGATION SERIES B (HEALTHCARE
                FACILITIES REVENUE, MBIA INSURED)~+/-                                         3.22     11/15/2023      8,200,000
    4,500,000   ILLINOIS STATE MUNICIPAL TRUST RECEIPTS SERIES SG9 (SALES TAX
                REVENUE, FIRST SECURITY BANK LOC)~+/-                                         3.22     06/15/2019      4,500,000
      185,000   ILLINOIS STATE NEWBERRY LIBRARY (OTHER REVENUE, NORTHERN TRUST
                CORPORATION LOC)~+/-                                                          3.27     03/01/2028        185,000
      200,000   ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC INSURED)~+/-           3.22     11/01/2012        200,000
    2,290,000   ILLINOIS STATE SERIES 679 (PROPERTY TAX REVENUE, AMBAC INSURED)~+/-           3.22     11/01/2012      2,290,000
    7,530,000   ILLINOIS STATE SERIES G (GENERAL OBLIGATION - STATES, TERRITORIES)~+/-        3.26     05/01/2012      7,530,000
    4,500,000   ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE &
                UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)~+/-                         3.22     10/01/2032      4,500,000
    6,800,000   LOMBARD IL IDA 2500 HIGLAND AVENUE PROJECT (IDR,
                MID-AMERICA FEDERAL SAVINGS & LOAN LOC)+/-                                    3.63     12/01/2006      6,800,000
    4,885,000   SCHAUMBURG IL SERIES C (PROPERTY TAX REVENUE, FGIC INSURED)~+/-               3.23     12/01/2034      4,885,000
    8,800,000   UNIVERSITY ILLINOIS UIC SOUTH CAMPUS PROJECT SERIES A (COLLEGE &
                UNIVERSITY REVENUE, FGIC INSURED)~+/-                                         3.19     01/15/2022      8,800,000
    2,660,000   WARREN COUNTY IL INDUSTRIAL PROJECT MONMOUTH COLLEGE PROJECT
                (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)~+/-                 3.21     12/01/2032      2,660,000

                                                                                                                     249,626,440
                                `                                                                                   ------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE       DATE            VALUE
INDIANA - 2.94%
$   5,430,000   HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE REVENUE, MBIA
                INSURED)~+/-                                                                  3.22%    07/15/2012   $     5,430,000
    4,200,000   INDIANA HFFA DEACONESS HOSPITAL INCORPORATION (HEALTHCARE FACILITIES
                REVENUE, FIFTH THIRD BANK LOC)~+/-                                            3.19     01/01/2022         4,200,000
   11,230,000   INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY REVENUE SERIES A MBIA
                INSURED (HEALTHCARE FACILITIES REVENUE LOC)~+/-                               3.20     12/01/2015        11,230,000
    7,600,000   INDIANA SERIES 107 (HEALTH FACILITIES FINANCING AUTHORITY REVENUE, MBIA
                INSURED)~+/-                                                                  3.22     11/01/2019         7,600,000
    3,235,000   INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE EDUCATIONAL
                FACILITIES UNIVERSITY INDIANAPOLIS (COLLEGE & UNIVERSITY REVENUE)~+/-         3.05     10/01/2030         3,235,000
    1,990,000   INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY SERIES B21 (TOLL ROAD REVENUE,
                FGIC INSURED)~+/-                                                             3.23     12/01/2022         1,990,000
    5,260,000   INDIANA UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)~+/-          3.22     08/01/2023         5,260,000
    7,000,000   MARSHALL COUNTY IN ECONOMIC DEVELOPMENT (PRIVATE SCHOOL REVENUE, BANK ONE
                CHICAGO NA LOC)~+/-                                                           3.23     01/01/2035         7,000,000
   15,000,000   ST. JOSEPH COUNTY IN EDUCATIONAL FACILITIES REVENUE UNIVERSITY OF NOTRE
                DAME DU LAC PROJECT (COLLEGE & UNIVERSITY REVENUE LOC)~+/-                    3.17     03/01/2037        15,000,000
   39,615,000   ST. JOSEPH COUNTY IN EDUCATIONAL FACILITY (EDUCATIONAL FACILITIES
                REVENUE)~+/-                                                                  3.17     03/01/2040        39,615,000

                                                                                                                        100,560,000
                                                                                                                    ---------------

IOWA - 1.36%
    2,300,000   IOWA FINANCE AUTHORITY (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)~+/-      3.17     08/15/2012         2,300,000
    2,960,000   IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A (MFHR, FHLMC
                INSURED)~+/-                                                                  3.23     05/01/2031         2,960,000
    8,360,000   IOWA HIGHER EDUCATION LOAN AUTHORITY LORAS COLLEGE PROJECT (COLLEGE &
                UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)~+/-                         3.00     11/01/2030         8,360,000
   24,285,000   IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE (COLLEGE &
                UNIVERSITY REVENUE LOC)~+/-                                                   3.00     04/01/2033        24,285,000
    8,500,000   IOWA STATE TRAN (PROPERTY TAX REVENUE)                                        4.50     06/30/2006         8,535,557

                                                                                                                         46,440,557
                                                                                                                    ---------------

KANSAS - 0.27%
    9,330,000   KANSAS STATE DEVELOPMENT FINANCE AUTHORITY REVENUE VLG SHALOM OBLIGATION
                GROUP SERIES BB (HEALTHCARE FACILITIES REVENUE LOC)~+/-                       3.00     11/15/2028         9,330,000
                                                                                                                    ---------------

LOUISIANA - 1.92%
    7,715,000   EAST BATON ROUGE PARISH LA (SALES TAX REVENUE, AMBAC INSURED)~+/-             3.22     02/01/2024         7,715,000
    2,460,000   LAKE CHARLES LA HARBOR & DISTRICT CONOCO INCORPORATED PROJECT A
                (IDR, BANK ONE CHICAGO NA LOC)~+/-                                            3.20     09/01/2029         2,460,000
    8,500,000   LAKE CHARLES LA HARBOR & TERMINAL DISTRICT PORT FACILITIES
                (IDR, BANQUE NATIONALE PARIS LOC)~+/-                                         3.23     08/01/2007         8,500,000
    7,845,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)~+/-                    3.28     09/01/2033         7,845,000
   23,205,000   LOUISIANA LOCAL GOVERNMENT ENVIRONMENT FACILITIES COMMUNITY SHREVEPORT
                UTILITY SYSTEM PROJECT (IDR, FIRST SECURITY BANK LOC)~+/-                     3.20     10/01/2026        23,205,000
   16,000,000   LOUISIANA PUBLIC FACILITY AUTHORITY CHRISTUS HEALTH SUBSERIES C2
                (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)~+/-                            3.19     07/01/2041        16,000,000

                                                                                                                         65,725,000
                                                                                                                    ---------------

MAINE - 0.12%
    4,215,000   MAINE STATE TURNPIKE AUTHORITY TURNPIKE SERIES 547 (TOLL ROAD REVENUE,
                FIRST SECURITY BANK LOC)~+/-                                                  3.22     07/01/2012         4,215,000
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE       DATE            VALUE
MARYLAND - 1.42%
$   5,850,000   MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY REVENUE
                JOHNS HOPKINS UNIVERSITY SERIES A (COLLEGE & UNIVERSITY REVENUE LOC)~+/-      3.17%    07/01/2036   $     5,850,000
   30,000,000   MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES VILLA JULE COLLEGE
                (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)~+/-                    3.19     07/01/2030        30,000,000
    6,025,000   MARYLAND STATE SERIES B (HEALTHCARE FACILITIES REVENUE, GENERAL
                OBLIGATION OF INSTITUTION)~+/-                                                3.19     04/01/2035         6,025,000
    2,905,000   MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL REVENUE, WACHOVIA
                BANK LOC)~+/-                                                                 3.20     03/01/2032         2,905,000
    3,950,000   WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)~+/-          3.20     04/01/2030         3,950,000

                                                                                                                         48,730,000
                                                                                                                    ---------------

MASSACHUSETTS - 0.84%
   28,700,000   MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY EMMANUEL
                COLLEGE (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)~+/-         3.18     07/01/2033        28,700,000
                                                                                                                    ---------------

MICHIGAN - 3.99%
   10,970,000   DETROIT MI (WATER REVENUE, MBIA INSURED)~+/-                                  3.21     01/01/2011        10,970,000
    7,200,000   DETROIT MI CITY SCHOOL DISTRICT EAGLE-20026014 CLASS A (PROPERTY TAX
                REVENUE, FGIC INSURED)~+/-                                                    3.22     05/01/2032         7,200,000
    4,620,000   DETROIT MI RESOURCE RECOVERY AUTHORITY SERIES 167Z (OTHER REVENUE,
                AMBAC INSURED)~+/-                                                            3.22     12/13/2008         4,620,000
    1,000,000   EASTERN MICHIGAN UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)~+/-  3.00     06/01/2027         1,000,000
      900,000   FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY BOTSFORD GENERAL HOSPITAL
                SERIES B (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)~+/-                    3.05     02/15/2016           900,000
    9,705,000   LIVONIA MI PUBLIC SCHOOL DISTRICT ROCS RR II R 6002 (PROPERTY TAX REVENUE,
                MBIA INSURED)~+/-                                                             3.22     05/01/2023         9,705,000
   17,530,000   MICHIGAN MUNICIPAL AUTHORITY (STATE & LOCAL GOVERNMENTS, JP MORGAN CHASE
                BANK LOC)                                                                     4.25     08/18/2006        17,626,608
    8,000,000   MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES B (HEALTHCARE FACILITIES
                REVENUE)~+/-                                                                  3.18     11/15/2033         8,000,000
   62,000,000   MICHIGAN STATE SERIES A (PROPERTY TAX REVENUE)                                4.50     09/29/2006        62,434,470
    6,940,000   MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION ORCHESTRA PLACE RENEWAL
                PROJECT (OTHER REVENUE, STANDARD FEDERAL BANK LOC)~+/-                        3.21     09/01/2022         6,940,000
    7,360,000   MICHIGAN STATE STRATEGIC FUNDING LIMITED YMCA NILES MICHIGAN INCORPORATED
                (IDR, LASALLE NATIONAL BANK NA LOC)~+/-                                       3.20     09/01/2040         7,360,000

                                                                                                                        136,756,078
                                                                                                                    ---------------

MINNESOTA - 6.60%
    2,405,000   ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING REVENUE,
                FNMA INSURED)~+/-                                                             3.18     11/15/2033         2,405,000
    3,171,000   ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HEALTHCARE FACILITIES REVENUE,
                US BANK NA LOC)~+/-                                                           3.05     09/01/2029         3,171,000
    2,100,000   BROOKLYN CENTER MN BROOKDALE (IDR, FIRSTAR BANK NA LOC)~+/-                   3.05     12/01/2014         2,100,000
    3,310,000   BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)~+/-             3.18     07/15/2030         3,310,000
    3,850,000   BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC INSURED)~+/-          3.18     01/01/2035         3,850,000
    1,775,000   CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE,
                BANK OF NEW YORK LOC)~+/-                                                     3.00     11/01/2035         1,775,000
   14,005,000   COHASSET MN POWER & LIGHT COMPANY PROJECT A
                (IDR, LASALLE NATIONAL BANK NA LOC)~+/-                                       3.21     06/01/2020        14,005,000
    4,115,000   COHASSET MN POWER & LIGHT COMPANY PROJECT B
                (IDR, LASALLE NATIONAL BANK NA LOC)~+/-                                       3.21     06/01/2013         4,115,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE       DATE            VALUE
MINNESOTA (CONTINUED)
$   2,000,000   COHASSET MN POWER & LIGHT COMPANY PROJECT D (POWER REVENUE LOC)~+/-           3.21%    12/01/2007   $     2,000,000
    3,250,000   CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT COLLATERALIZED BY FHLB (MFHR
                LOC)~+/-                                                                      3.20     05/01/2027         3,250,000
    1,300,000   DAKOTA COUNTY MN HOUSING & RDA PROJECT 484 (MFHR, FHLMC INSURED)~+/-          3.23     12/01/2022         1,300,000
    3,360,000   DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY MILLER-DWAN MEDICAL CENTER
                PROJECT (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)~+/-                   3.05     06/01/2019         3,360,000
    1,950,000   EAGLE TAX-EXEMPT TRUST CTF 20012301 CLASS A (MINNESOTA STATE) (PROPERTY
                TAX REVENUE)~+/-                                                              3.22     10/01/2019         1,950,000
   11,360,000   EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)~+/-                           3.20     12/01/2029        11,360,000
   10,855,000   INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT (HOUSING REVENUE,
                FNMA INSURED)~+/-                                                             3.18     05/15/2035        10,855,000
    5,070,000   MANKATO MN HIGHLAND PROJECT (HOUSING REVENUE, LASALLE NATIONAL BANK NA
                LOC)~+/-                                                                      3.05     05/01/2027         5,070,000
      200,000   MANKATO MN MANKOTO AREA FAMILY YMCA PROJECT (RECREATIONAL FACILITIES
                REVENUE, US BANK NA LOC)+/-                                                   3.10     05/01/2006           200,000
   10,145,000   MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT (PRIVATE
                SCHOOL REVENUE, US BANK NA LOC)~+/-                                           3.23     10/01/2031        10,145,000
    6,555,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION (AIRPORT
                REVENUE, FGIC INSURED)~+/-                                                    3.22     01/01/2023         6,555,000
   40,900,000   MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES SERIES B
                (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)~+/-                            3.20     11/15/2029        40,900,000
   14,500,000   MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE FAIRVIEW HEALTH SERVICES
                SERIES B (HEALTHCARE FACILITIES REVENUE LOC)~+/-                              3.17     11/15/2026        14,500,000
    3,380,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER REVENUE,
                US BANK NA LOC)~+/-                                                           3.05     10/01/2021         3,380,000
      205,000   MINNEAPOLIS MN WOMANS CLUB OF MINNEAPOLIS PROJECT (OTHER REVENUE, BREMER
                BANK LOC)~+/-                                                                 3.28     05/01/2023           205,000
   12,170,000   MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING PROGRAM CTFS
                (LEASE REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                       4.00     09/12/2006        12,235,866
   10,000,000   MINNESOTA STATE (PROPERTY TAX REVENUE)                                        5.00     08/01/2006        10,088,354
    5,330,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY SCHOLASTICA SERIES
                A (HOUSING REVENUE, MARSHALL & ISLEY BANK LOC)~+/-                            3.00     12/01/2034         5,330,000
    1,000,000   MINNESOTA STATE SERIES 1043 (PROPERTY TAX REVENUE LOC)~+/-                    3.21     08/01/2013         1,000,000
      250,000   MINNESOTA STATE ST. THOMAS UNIVERSITY SERIES 5L (COLLEGE & UNIVERSITY
                REVENUE, ALLIED IRISH BANK PLC LOC)~+/-                                       3.22     04/01/2027           250,000
    3,910,000   MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)~+/-                             3.18     05/15/2034         3,910,000
    2,865,000   PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING REVENUE, FNMA
                INSURED)~+/-                                                                  3.18     09/15/2031         2,865,000
      650,000   ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HEALTHCARE FACILITIES
                REVENUE, US BANK NA LOC)~+/-                                                  3.05     10/01/2029           650,000
      975,000   ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN COLLEGE
                PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)~+/-                              3.05     11/01/2022           975,000
    2,000,000   ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA)~+/-                  3.18     05/15/2032         2,000,000
    2,975,000   ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)~+/-                    3.18     10/01/2035         2,975,000
    4,280,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED
                IRISH BANK PLC LOC)~+/-                                                       3.05     05/01/2022         4,280,000
    5,025,000   ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED
                IRISH BANK PLC LOC)~+/-                                                       3.00     10/01/2025         5,025,000

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE       DATE            VALUE
MINNESOTA (CONTINUED)
$   1,590,000   ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE SERIES A
                (WATER REVENUE LOC)~+/-                                                       3.20%    12/01/2012   $     1,590,000
      900,000   ST. PAUL MN PORT AUTHORITY (HOUSING REVENUE, FHLMC INSURED)~+/-               3.18     02/01/2034           900,000
      940,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES J (OTHER REVENUE,
                DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                                         3.18     12/01/2025           940,000
    3,655,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER REVENUE,
                DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                                         3.05     03/01/2021         3,655,000
    1,075,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER REVENUE,
                DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                                         3.05     03/01/2012         1,075,000
      850,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER REVENUE,
                DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                                         3.20     03/01/2022           850,000
    7,160,000   ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE & INDUSTRIAL
                CENTER PROJECT (IDR, US BANK NA LOC)~+/-                                      3.25     02/01/2015         7,160,000
    8,500,000   ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE, ALLIED IRISH
                BANK PLC LOC)~+/-                                                             3.00     05/01/2025         8,500,000

                                                                                                                        226,015,220
                                                                                                                    ---------------

MISSOURI - 1.11%
    3,400,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A (COLLEGE &
                UNIVERSITY REVENUE LOC)~+/-                                                   3.00     04/01/2027         3,400,000
    1,475,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY BETHESDA HEALTH
                GROUP INCORPORATED (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)~+/-        3.05     08/01/2034         1,475,000
    3,800,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY CHRISTIAN
                BROTHERSCOLLEGE SERIES A (PRIVATE SCHOOL REVENUE, US BANK NA LOC)~+/-         3.05     10/01/2032         3,800,000
   13,085,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY DRURY COLLEGE
                (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)~+/-                    3.05     08/15/2024        13,085,000
    1,860,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY ST. FRANCIS
                MEDICAL CENTER SERIES A (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA
                NA LOC)~+/-                                                                   3.00     06/01/2026         1,860,000
    2,065,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITY AUTHORITY ROCKHURST
                UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)~+/-         3.00     11/01/2032         2,065,000
      145,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITY AUTHORITY ST. LOUIS
                UNIVERSITY PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA
                NA LOC)~+/-                                                                   3.05     10/01/2009           145,000
    5,000,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILTIES AUTHORITY BETHESDA HEALTH
                GROUP (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)~+/-                     3.05     08/01/2037         5,000,000
    6,000,000   ST. CHARLES COUNTY MO PUBLIC WATER SUPPLY DISTRICT NUMBER 2 COP SERIES A
                (WATER REVENUE, BANK OF AMERICA NA LOC)~+/-                                   3.19     12/01/2033         6,000,000
    1,200,000   ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES B (COLLEGE &
                UNIVERSITY REVENUE, US BANK NA LOC)~+/-                                       3.20     06/15/2024         1,200,000

                                                                                                                         38,030,000
                                                                                                                    ---------------

NEBRASKA - 2.67%
    4,500,000   AMERICAN PUBLIC ENERGY AGENCY NE (UTILITIES REVENUE, SOCIETE GENERALE
                LOC)~+/-                                                                      3.15     12/01/2015         4,500,000
   34,400,000   AMERICAN PUBLIC ENERGY AGENCY NE NATIONAL PUBLIC GAS AGENCY PROJECT
                SERIES A (UTILITIES REVENUE, SOCIETE GENERALE LOC)~+/-                        3.15     02/01/2014        34,400,000
    3,510,000   BUFFALO COUNTY NE AGREX INCORPORATED PROJECT (IDR, JP MORGAN CHASE BANK
                LOC)~+/-                                                                      3.43     02/01/2015         3,510,000
    3,200,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY NUMBER 1 HOSPITAL REVENUE BRYAN
                LEIGH MEDICAL CENTER PROJECT AMBAC INSURED (HOSPITAL REVENUE LOC)~+/-         3.00     06/01/2018         3,200,000
   27,700,000   NEBRASKA EDUCATIONAL FINANCE AUTHORITY CREIGHTON UNIVERSITY PROJECT
                SERIES C (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)~+/-                     3.00     07/01/2035        27,700,000
    1,400,000   NEBRASKA EDUCATIONAL FINANCE AUTHORITY REVENUE CREIGHTON UNIVERSITY
                PROJECT (COLLEGE & UNIVERSITY REVENUE LOC)~+/-                                3.00     03/01/2033         1,400,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE       DATE            VALUE
NEBRASKA (CONTINUED)
$   5,000,000   NEBRASKA PUBLIC POWER DISTRICT (ELECTRIC PLANT REVENUE, FGIC INSURED)~+/-     3.22%    01/01/2017   $     5,000,000
    6,725,000   NEBRASKA PUBLIC POWER DISTRICT (POWER REVENUE, FGIC INSURED)~+/-              3.22     01/01/2015         6,725,000
    5,100,000   NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER REVENUE, JP MORGAN
                CHASE BANK LOC)~+/-                                                           3.43     02/01/2015         5,100,000

                                                                                                                         91,535,000
                                                                                                                    ---------------
NEVADA - 1.33%
    7,000,000   CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A (AIRPORT REVENUE
                LOC)~+/-                                                                      3.18     07/01/2012         7,000,000
    5,465,000   CLARK COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC INSURED)~+/-      3.22     06/15/2017         5,465,000
   17,520,000   LAS VEGAS CONVENTION & VISITORS AUTHORITY (SPORTS FACILITIES REVENUE,
                AMBAC INSURED)~+/-                                                            3.22     07/01/2018        17,520,000
    6,675,000   RENO-TAHOE NV AIRPORT AUTHORITY (AIRPORT REVENUE, FIRST SECURITY BANK         3.22     07/01/2025         6,675,000
                LOC)~+/-
    4,085,000   WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC INSURED)~+/-     3.22     06/01/2020         4,085,000
    4,715,000   WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, MBIA INSURED)~+/-     3.22     06/01/2018         4,715,000

                                                                                                                         45,460,000
                                                                                                                    ---------------
NEW HAMPSHIRE - 0.17%
    5,900,000   NEW HAMPSHIRE STATE EAR BOARD PARTNERSHIP PROJECT (MULTI-FAMILY HOUSING
                REVENUE, FNMA INSURED)~+/-                                                    3.20     09/15/2026         5,900,000
                                                                                                                    ---------------

NEW JERSEY - 1.22%
   41,575,000   NEW JERSEY STATE TRAN SERIES A (GENERAL OBLIGATION - STATES, TERRITORIES)     4.00     06/23/2006        41,689,898
                                                                                                                    ---------------

NEW MEXICO - 0.14%
    3,710,000   NEW MEXICO FINANCE AUTHORITY STATE TRANSACTION SERIES 435 (SALES TAX
                REVENUE, MBIA INSURED)~+/-                                                    3.22     12/15/2011         3,710,000
    1,015,000   NEW MEXICO HOUSING AUTHORITY REGION III ARBORS COURTYARD APARTMENTS
                SERIES A1 (MFHR, FNMA INSURED)~+/-                                            3.18     01/15/2033         1,015,000

                                                                                                                          4,725,000
                                                                                                                    ---------------

NEW YORK - 6.46%
   21,050,000   METROPOLITAN TRANSPORTATION AUTHORITY NEW YORK SUBSERIES G2
                (TRANSPORTATION REVENUE, BANQUE NATIONALE PARIS LOC)~+/-                      2.91     11/01/2026        21,050,000
   22,500,000   METROPOLITAN TRANSPORTATION AUTHORITY NEW YORK (TRANSPORTATION REVENUE,
                FIRST SECURITY BANK LOC)~+/-                                                  3.21     05/15/2030        22,500,000
   23,135,000   METROPOLITAN TRANSPORTATION AUTHORITY NEW YORK SERIES 1153
                (TRANSPORTATION REVENUE, AMBAC INSURED)~+/-                                   3.20     11/15/2027        23,135,000
    5,235,000   NEW YORK NY (PROPERTY TAX REVENUE, AMBAC INSURED)~+/-                         3.22     12/01/2022         5,235,000
   11,645,000   NEW YORK NY (PROPERTY TAX REVENUE, FGIC INSURED)~+/-                          3.21     04/01/2025        11,645,000
    7,840,000   NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY SERIES 2003-7 (TAX            3.21     02/01/2029         7,840,000
                REVENUE)~+/-
    5,115,000   NEW YORK NY SERIES 1164 (PROPERTY TAX REVENUE, AMBAC INSURED)~+/-             3.22     12/01/2012         5,115,000
    4,500,000   NEW YORK NY SUBSERIES A6 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)~+/-  2.98     11/01/2026         4,500,000
   29,205,000   NEW YORK NY SUBSERIES E3 (PROPERTY TAX REVENUE, BANK OF AMERICA NA LOC)~+/-   3.17     08/01/2034        29,205,000
    2,000,000   NEW YORK STATE (HOUSING REVENUE, FNMA INSURED)~+/-                            3.20     05/15/2034         2,000,000
   55,975,000   NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH FACILITIES IMPROVEMENT
                SERIES F2A (HEALTHCARE FACILITIES REVENUE, FIRST SECURITY BANK LOC)~+/-       3.20     02/15/2021        55,975,000
   18,345,000   NEW YORK STATE DORMITORY AUTHORITY SERIES 1158 (HEALTH FACILITIES
                FINANCING AUTHORITY REVENUE, MORGAN STANLEY DEAN WITTER LOC)~+/-              3.20     07/01/2025        18,345,000
    8,505,000   NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION ST. PETERS INCOME TAX
                (TAX REVENUE, FGIC INSURED)~+/-                                               3.22     12/15/2024         8,505,000
    6,000,000   NEW YORK STATE HFA REVENUE SERIES A (HOUSING REVENUE LOC)~+/-                 3.17     11/15/2037         6,000,000

                                                                                                                        221,050,000
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE            VALUE
NORTH CAROLINA - 1.93%
$     700,000   ALBERMARLE NC HOSPITAL AUTHORITY (HEALTHCARE FACILITIES REVENUE,
                WACHOVIA BANK LOC)~+/-                                                        3.20%    10/01/2015   $       700,000
    1,275,000   CHARLOTTE-MECKLENBERG NC HOSPITAL AUTHORITY CAROLINAS HEALTHCARE SERIES B
                (OTHER REVENUE, BANK OF AMERICA NA LOC)~+/-                                   2.93     01/15/2026         1,275,000
    7,305,000   MECKLENBURG COUNTY NC (OTHER REVENUE, WACHOVIA BANK LOC)~+/-                  3.19     02/01/2016         7,305,000
   43,500,000   MECKLENBURG COUNTY NC SERIES B (PROPERTY TAX REVENUE,
                WACHOVIA BANK LOC)~+/-                                                        3.17     02/01/2026        43,500,000
    7,115,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES A2
                (ELECTRIC REVENUE, MBIA INSURED)~+/-                                          3.23     01/01/2022         7,115,000
    3,595,000   NORTH CAROLINA MEDICAL CARE COMMUNITY (HEALTHCARE FACILITIES REVENUE,
                WACHOVIA BANK LOC)~+/-                                                        3.20     10/01/2015         3,595,000
    2,575,000   NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME PROJECT
                (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)~+/-                        3.20     08/01/2024         2,575,000

                                                                                                                         66,065,000
                                                                                                                    ---------------
NORTH DAKOTA - 0.08%
    2,845,000   WARD COUNTY ND TRINITY OBLIGATION GROUP SERIES A (HOSPITAL REVENUE, US
                BANK NA LOC)~+/-                                                              3.05     07/01/2029         2,845,000
                                                                                                                    ---------------
OHIO - 1.31%
    4,895,000   FRANKLIN COUNTY OH TRINITY HEALTH CREDIT C2 (HEALTHCARE FACILITIES
                REVENUE, FGIC INSURED)~+/-                                                    3.21     12/01/2038         4,895,000
    6,295,000   OHIO STATE GO SERIES ROCS RR II-R 206 (PROPERTY TAX REVENUE,
                FGIC INSURED)~+/-                                                             3.22     03/15/2015         6,295,000
    1,655,000   OHIO STATE SERIES A (LEASE REVENUE, FIFTH THIRD BANK LOC)~+/-                 3.22     09/01/2027         1,655,000
   27,650,000   RICHLAND COUNTY OH SERIES A (HEALTHCARE FACILITIES REVENUE, JP MORGAN
                CHASE BANK LOC)~+/-                                                           3.22     11/01/2027        27,650,000
    1,495,000   UNIVERSITY OF TOLEDO OH GENERAL RECEIPTS BONDS (COLLEGE & UNIVERSITY
                REVENUE LOC)~+/-                                                              3.00     06/01/2032         1,495,000
    2,810,000   WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT
                (IDR, SCOTIABANK LOC)~+/-                                                     3.42     09/01/2015         2,810,000

                                                                                                                         44,800,000
                                                                                                                    ---------------
OKLAHOMA - 0.68%
    7,200,000   MUSKOGEE OK MEDICAL CENTER AUTHORITY (HFFA
                REVENUE, BANK OF AMERICA NA LOC)~+/-                                          3.24     10/01/2032         7,200,000
    1,200,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY CONTINUING CARE COMMUNITY PROJECT
                SERIES C (NURSING HOME REVENUE, KBC BANK NV LOC)~+/-                          3.05     02/01/2012         1,200,000
    5,875,000   OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT (HEALTHCARE
                FACILITIES REVENUE, BANK OF AMERICA NA LOC)~+/-                               3.24     11/01/2018         5,875,000
      700,000   TULSA OK IDA TULSA COUNTY HOUSING FUNDING INCORPORATED (HOUSING REVENUE)
                ~+/-                                                                          3.43     10/01/2032           700,000
    8,300,000   UNIVERSITY OF OKLAHOMA HOSPITALS TRUSTS SERIES A (HEALTHCARE FACILITIES
                REVENUE, BANK OF AMERICA NA LOC)~+/-                                          3.19     08/15/2035         8,300,000
                                                                                                                         23,275,000
                                                                                                                    ---------------
OREGON - 0.54%
    4,000,000   MULTNOMAH COUNTY OR CONCORDIA UNIVERSITY PORTLAND PROJECT (COLLEGE &
                UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)~+/-                            3.05     12/01/2029         4,000,000
    8,000,000   OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL SERVICES
                LOC)~+/-                                                                      3.23     05/01/2010         8,000,000
    1,595,000   PORTLAND OR (SEWER REVENUE, FIRST SECURITY BANK LOC)~+/-                      3.22     10/01/2012         1,595,000
    4,995,000   TRI COUNTY OR METRO TRANSPORTATION DISTRICT SERIES 142 (TAX REVENUE,
                MORGAN STANLEY DEAN WITTER LOC)~+/-                                           3.21     08/01/2019         4,995,000

                                                                                                                         18,590,000
                                                                                                                    ---------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE            VALUE
OTHER - 3.32%
 $ 10,000,000   ABN AMRO MUNITOPS CTFS TRUST 1999-1 MUNITOPS CTFS (OTHER REVENUE,
                FGIC INSURED)+/-++                                                            3.21%    12/06/2006   $    10,000,000
   15,420,000   ABN AMRO MUNITOPS CTFS TRUST 2001-23 MUNITOPS CTFS (PROPERTY TAX
                REVENUE, MBIA INSURED)~+/-                                                    3.23     12/01/2009        15,420,000
   10,120,000   CLIPPER BRIGANTINE TAX EXEMPT TRUST CTFS (OTHER REVENUE, STATE STREET
                BANK & TRUST CA LOC)~+/-++                                                    3.53     02/01/2030        10,120,000
   16,200,000   CLIPPER TAX EXEMPT TRUST COP SERIES 2003 (OTHER REVENUE)~+/-                  3.30     05/01/2010        16,200,000
   20,125,000   CLIPPER TAX EXEMPT TRUST COP SERIES A (OTHER REVENUE)~+/-++                   3.30     05/01/2008        20,125,000
      848,181   ITHAKA PARTNERS II TRUST CTFS SERIES A CLASS A (OTHER REVENUE, US BANK NA
                LOC)~+/-++                                                                    3.83     01/01/2010           848,181
    3,560,000   NORTHEAST TAX-EXEMPT GRANTOR TRUST CTFS (OTHER REVENUE, BANK OF AMERICA
                NA LOC)~+/-                                                                   3.35     04/01/2019         3,560,000
    2,909,512   PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST SERIES 2002
                (LEASE REVENUE)+/-                                                            3.38     07/19/2006         2,909,512
   25,075,000   SUNAMERICA TRUST (OTHER REVENUE, FHLMC INSURED)~+/-                           3.33     07/01/2041        25,075,000
    2,721,000   US BANCORP PROJECT FUNDING TRUST SERIES A (OTHER REVENUE)~+/-++               3.24     01/01/2010         2,721,000
    6,802,500   US BANCORP PROJECT FUNDING TRUST SERIES A (OTHER REVENUE)~+/-++               3.24     03/01/2010         6,802,500

                                                                                                                        113,781,193
                                                                                                                    ---------------
PENNSYLVANIA - 2.69%
   18,800,000   BEAVER COUNTY PA IDA TOLEDO EDISON COMPANY PROJECT
                (IDR, BARCLAYS BANK PLC LOC)~+/-                                              3.18     06/01/2030        18,800,000
    5,000,000   DANIEL BOONE PA AREA SCHOOL DISTRICT (PROPERTY TAX REVENUE, FIRST
                SECURITY BANK LOC)~+/-                                                        3.20     08/01/2029         5,000,000
    3,450,000   LEHIGH COUNTY PA ST. LUKES HOSPITAL PROJECT (HOSPITAL REVENUE, WACHOVIA
                BANK LOC)~+/-                                                                 2.93     07/01/2031         3,450,000
   20,400,000   MONTGOMERY COUNTY PA (OTHER REVENUE, WACHOVIA BANK LOC)~+/-                   3.20     10/01/2030        20,400,000
    7,025,000   PENNSYLVANIA STATE HONEYSUCKLE STUDENT HOLDING SERIES A (COLLEGE &
                UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)~+/-                            3.20     07/01/2034         7,025,000
    4,110,000   PENNSYLVANIA STATE TURNPIKE COMMISSION OIL FRANCHISE TAX SERIES II R
                1005 (SALES TAX REVENUE, AMBAC INSURED)~+/-                                   3.22     12/01/2015         4,110,000
   32,255,000   PHILADELPHIA PA (WATER REVENUE, FIRST SECURITY BANK LOC)~+/-                  3.18     06/15/2023        32,255,000
    1,050,000   PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES REVENUE, JP MORGAN CHASE
                BANK LOC)~+/-                                                                 3.22     09/01/2034         1,050,000

                                                                                                                         92,090,000
                                                                                                                    ---------------
PUERTO RICO - 0.18%
    6,045,000   EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A (TOLL ROAD REVENUE, FIRST
                SECURITY BANK LOC)~+/-                                                        3.21     07/01/2027         6,045,000
                                                                                                                    ---------------
SOUTH CAROLINA - 0.42%
    5,900,000   CHARLESTON SC SERIES 2003A (WATER REVENUE, BANK OF AMERICA NA LOC)~+/-        3.19     01/01/2033         5,900,000
    4,135,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE NONPROFIT
                INSTITUTIONS (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)~+/-       3.24     02/01/2022         4,135,000
    4,420,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY (ECONOMIC DEVELOPMENT
                REVENUE, WACHOVIA BANK LOC)~+/-                                               3.20     12/01/2024         4,420,000

                                                                                                                         14,455,000
                                                                                                                    ---------------
SOUTH DAKOTA - 0.44%
   10,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY RAPID CITY
                REGIONAL HOSPITAL (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)~+/-           3.00     09/01/2027        10,000,000
    5,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX VALLEY
                SERIES B (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)~+/-                  3.23     11/01/2034         5,000,000

                                                                                                                         15,000,000
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE            VALUE
TENNESSEE - 1.42%
$   3,900,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL BUILDING
                FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)~+/-                              3.19%    11/01/2027   $     3,900,000
    4,860,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN HEALTH &
                EDUCATIONAL PROJECT FACILITIES BOARD MEHARRY MEDICAL COLLEGE (COLLEGE &
                UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)~+/-                               3.19     08/01/2018         4,860,000
   19,985,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN STEWARTS FERRY
                APARTMENTS (IDR, FHLMC INSURED)~+/-                                           3.19     01/01/2034        19,985,000
   15,570,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER REVENUE, BANK OF
                AMERICA NA LOC)~+/-                                                           3.00     02/01/2036        15,570,000
    4,220,000   RUTHERFORD COUNTY TN SERIES 643 (PROPERTY TAX REVENUE, MBIA INSURED)~+/-      3.22     10/01/2012         4,220,000

                                                                                                                         48,535,000
                                                                                                                    ---------------
TEXAS - 7.09%
      625,000   DALLAS TX PUTTER 598 (PROPERTY TAX REVENUE, JP MORGAN CHASE BANK LOC)~+/-     3.22     02/15/2011           625,000
    4,310,000   EAGLE TAX-EXEMPT TRUST CTF 20014302 CLASS A (AUSTIN TX ELECTRIC UTILITY
                SYSTEMS) (POWER REVENUE, FIRST SECURITY BANK LOC)~+/-                         3.22     11/15/2012         4,310,000
    6,000,000   EAGLE TAX-EXEMPT TRUST CTF 20014310 CLASS A (DALLAS TX AREA RAPID)
                (SALES TAX REVENUE, AMBAC INSURED)~+/-                                        3.22     12/01/2026         6,000,000
    7,895,000   GRAPEVINE COLLEYVILLE TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX
                REVENUE, FGIC INSURED)~+/-                                                    3.22     08/15/2023         7,895,000
    8,995,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION (HEALTHCARE
                FACILITIES REVENUE, MBIA INSURED)~+/-                                         3.31     07/01/2015         8,995,000
    4,430,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION (HEALTHCARE
                FACILITIES REVENUE, MBIA INSURED)~+/-                                         3.31     07/01/2024         4,430,000
    8,982,500   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES 357
                (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)~+/-                             3.21     07/01/2029         8,982,500
    1,900,000   HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JUNIOR LIEN RODEO SERIES C
                (SPORTS FACILITIES REVENUE, MBIA INSURED)~+/-                                 3.25     11/15/2030         1,900,000
    2,095,000   HARRIS COUNTY TX SERIES 646 (PROPERTY TAX REVENUE, JP MORGAN CHASE BANK
                LOC)~+/-                                                                      3.22     10/01/2012         2,095,000
    5,900,000   HIGHLAND PARK TX INDEPENDENT SCHOOL DISTRICT SERIES 763 (PROPERTY TAX
                REVENUE, JP MORGAN CHASE BANK LOC)~+/-                                        3.22     02/15/2013         5,900,000
    5,470,000   HOUSTON TX CTFS SERIES 495 (WATER REVENUE, FGIC INSURED)~+/-                  3.21     12/01/2030         5,470,000
    4,245,000   HOUSTON TX INDEPENDENT SCHOOL DISTRICT SERIES 462 (PROPERTY TAX REVENUE,
                PERMANENT SCHOOL FUND GUARANTEED)~+/-                                         3.21     02/15/2026         4,245,000
    3,770,000   HOUSTON TX MUNICIPAL TRUST RECEIPTS SERIES SG 120 (WATER & SEWER
                REVENUE)~+/-                                                                  3.22     12/01/2023         3,770,000
   12,600,000   HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE, SOCIETE GENERALE
                LOC)~+/-                                                                      3.22     11/15/2029        12,600,000
    9,160,000   HOUSTON TX UTILITY SYSTEMS SERIES C37 (WATER REVENUE, MBIA INSURED)~+/-       3.23     05/15/2027         9,160,000
    2,250,000   IRVING TX SERIES 403 (WATER REVENUE, AMBAC INSURED)~+/-                       3.22     02/15/2012         2,250,000
   28,400,000   KATY TX INDEPENDENT SCHOOL DISTRICT SERIES C (PROPERTY TAX REVENUE)~+/-       3.18     08/15/2036        28,400,000
    2,035,000   LAREDO TX HOUSING DEVELOPMENT CORPORATION NUMBER 1 SERIES 618 (LEASE
                REVENUE, AMBAC INSURED)~+/-                                                   3.22     02/01/2010         2,035,000
    3,895,000   LOWER COLORADO RIVER AUTHORITY TX (OTHER REVENUE, FGIC INSURED)~+/-           3.22     05/15/2023         3,895,000
    3,290,000   LOWER COLORADO RIVER AUTHORITY TX PUTTER SERIES 623 (OTHER REVENUE,
                FGIC INSURED)~+/-                                                             3.22     11/15/2009         3,290,000
   25,000,000   LUBBOCK TX INDEPENDENT SCHOOL DISTRICT SERIES A (PROPERTY TAX
                REVENUE)~+/-                                                                  3.18     08/15/2029        25,000,000
   11,415,000   LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL HEALTH
                SYSTEMS (OTHER REVENUE, WACHOVIA BANK LOC)~+/-                                3.00     02/15/2035        11,415,000
    5,000,000   LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES A (HEALTHCARE
                FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)~+/-                            3.05     02/15/2028         5,000,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE            VALUE
TEXAS (CONTINUED)
$   3,700,000   MATAGORDA COUNTY TX HOSPITAL DISTRICT (HOSPITAL REVENUE, REGIONS BANK
                LOC)~+/-                                                                      3.48%    08/01/2018   $     3,700,000
    5,535,000   MIDLAND TX COLLEGE DISTRICT (PROPERTY TAX REVENUE, FGIC INSURED)~+/-          3.22     02/15/2024         5,535,000
    6,010,000   NORTH CENTRAL TX HEALTH FACILITY DEVELOPMENT CORPORATION (HFFA REVENUE,
                MBIA INSURED)~+/-                                                             3.22     02/15/2022         6,010,000
    1,695,000   POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL (HOSPITAL
                REVENUE, JP MORGAN CHASE BANK LOC)~+/-                                        3.22     11/01/2026         1,695,000
    1,500,000   SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA INSURED)~+/-                     3.18     05/15/2033         1,500,000
    2,600,000   SPLENDORA TX PROJECT FELLOWSHIP CHRISTIAN PROJECT (OTHER REVENUE, BANK OF
                AMERICA NA LOC)~+/-                                                           3.24     01/01/2017         2,600,000
    3,930,000   TEXAS A&M UNIVERSITY PERMANENT UNIVERSITY FUND (COLLEGE & UNIVERSITY
                REVENUE, JP MORGAN CHASE BANK LOC)~+/-                                        3.22     07/01/2012         3,930,000
    5,080,000   TEXAS STATE CLASS A (GENERAL OBLIGATION - STATES, TERRITORIES, CITIBANK
                NA LOC)~+/-                                                                   3.22     04/01/2030         5,080,000
   37,000,000   TEXAS STATE TAX & ANTICIPATION NOTES (GENERAL OBLIGATION - STATES,
                TERRITORIES)                                                                  4.50     08/31/2006        37,271,470
    5,195,000   TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES 4
                (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)~+/-                            3.22     11/15/2024         5,195,000
    2,585,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND SERIES 411 (COLLEGE &
                UNIVERSITY REVENUE)~+/-                                                       3.22     01/01/2012         2,585,000

                                                                                                                        242,763,970
                                                                                                                    ---------------
VIRGINIA - 0.90%
    8,115,000   CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT REVENUE, WACHOVIA
                BANK LOC)~+/-                                                                 3.20     06/01/2035         8,115,000
    1,170,000   FAIRFAX COUNTY VA SERIES 1036 (PROPERTY TAX REVENUE, STATE AID
                WITHHOLDING)~+/-                                                              3.21     04/01/2013         1,170,000
    2,185,000   HAMPTON ROADS VA REGIONAL JAIL AUTHORITY REGIONAL SERIES 569 (JAIL
                FACILITIES REVENUE, MBIA INSURED)~+/-                                         3.22     07/01/2012         2,185,000
   12,485,000   LOUDOUN COUNTY VA IDA HOWARD HUGHES MEDICAL CENTER SERIES F (IDR)~+/-         3.17     02/15/2038        12,485,000
    7,000,000   NORFOLK VA REDEVELOPMENT & HOUSING AUTHORITY (HOUSING REVENUE, BANK OF
                AMERICA NA LOC)~+/-                                                           3.19     07/01/2034         7,000,000

                                                                                                                         30,955,000
                                                                                                                    ---------------
WASHINGTON - 3.23%
    5,186,500   ENERGY NORTHWEST WA ELECTRIC CTFS SERIES C (ELECTRIC REVENUE, FIRST
                SECURITY BANK LOC)~+/-                                                        3.24     01/01/2010         5,186,500
    5,735,000   ENERGY NORTHWEST WA WIND PROJECT SERIES 686 (POWER REVENUE, MBIA
                INSURED)~+/-                                                                  3.22     07/01/2012         5,735,000
    4,785,000   GOAT HILL WA PROPERTIES SERIES 705 (LEASE REVENUE, MBIA INSURED)~+/-          3.22     12/01/2012         4,785,000
   17,350,000   ISSAQUAH WA COMMUNITY PROPERTIES SERIES A (WATER REVENUE, BANK OF AMERICA
                NA LOC)~+/-                                                                   3.21     02/15/2021        17,350,000
   45,525,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE, FHLMC
                INSURED)~+/-                                                                  3.19     07/01/2035        45,525,000
    3,390,000   KING COUNTY WA SCHOOL DISTRICT NUMBER 410 SNOQUALMIE VALLEY (PROPERTY TAX
                REVENUE, FIRST SECURITY BANK LOC)~+/-                                         3.22     12/01/2024         3,390,000
    5,225,000   KITSAP COUNTY WA SCHOOL DISTRICT NUMBER 400 NORTH KITSAP
                SERIES ROCS RR II-R 1009 (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                LOC)~+/-                                                                      3.22     12/01/2017         5,225,000
    4,970,000   SEATTLE WA MUNICIPAL LIGHT & POWER SERIES 668 (POWER REVENUE, FIRST
                SECURITY BANK LOC)~+/-                                                        3.22     08/01/2012         4,970,000
    1,700,000   WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA ART MUSEUM
                PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
                LOC)~+/-                                                                      3.05     06/01/2032         1,700,000
    1,800,000   WASHINGTON STATE HOUSING FINANCE COMMISSION SERIES B (HOUSING REVENUE,
                BANK OF AMERICA NA LOC)~+/-                                                   3.03     01/01/2036         1,800,000
    3,500,000   WASHINGTON STATE HOUSING WESLEY HOMES PROJECT SERIES A (LEASE REVENUE,
                BANK OF AMERICA NA LOC)~+/-                                                   3.03     01/01/2036         3,500,000

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE            VALUE
WASHINGTON (CONTINUED)
$   2,165,000   WASHINGTON STATE SERIES 593 (PROPERTY TAX REVENUE, FIRST SECURITY
                BANK LOC)~+/-                                                                 3.22%    07/01/2012   $     2,165,000
    4,950,000   WASHINGTON STATE SERIES A05 (PROPERTY TAX REVENUE, MBIA INSURED)~+/-          3.23     01/01/2013         4,950,000
    4,385,000   WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE, FIRST SECURITY
                BANK LOC)~+/-                                                                 3.23     07/01/2024         4,385,000

                                                                                                                        110,666,500
                                                                                                                    ---------------
WISCONSIN - 1.76%
    3,840,000   MILWAUKEE WI RDA REDEVELOPMENT MILWAUKEE SCHOOL ENGINEER PROJECT A
                (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ISLEY BANK LOC)~+/-                 3.29     07/01/2023         3,840,000
   22,760,000   WAUKESHA WI SCHOOL DISTRICT TRAN (PROPERTY TAX REVENUE)                       4.00     08/22/2006        22,866,336
    2,400,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY ALVERNO COLLEGE
                PROJECT (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)~+/-         3.05     11/01/2017         2,400,000
    6,500,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY FRANCISCAN
                SISTERS SERIES B (HEALTHCARE FACILITIES REVENUE, MARSHALL & ISLEY BANK
                LOC)~+/-                                                                      3.20     09/01/2033         6,500,000
    3,100,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY GUNDERSEN
                LUTHERAN SERIES B (HEALTHCARE FACILITIES REVENUE, FIRST SECURITY BANK
                LOC)~+/-                                                                      3.00     12/01/2029         3,100,000
   12,000,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY NATIONAL
                REGENCY OF NEW BERLIN (HEALTHCARE FACILITIES REVENUE, MARSHALL & ISLEY
                BANK LOC)~+/-                                                                 3.05     08/15/2034        12,000,000
    2,100,000   WISCONSIN STATE SERIES 490 (PROPERTY TAX REVENUE, MBIA INSURED)~+/-           3.22     05/01/2012         2,100,000
    7,535,000   WISCONSIN STATE SERIES 531 (PROPERTY TAX REVENUE, FGIC INSURED)~+/-           3.22     11/01/2012         7,535,000

                                                                                                                         60,341,336
                                                                                                                    ---------------
WYOMING - 0.89%
   30,600,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                (PCR, BARCLAYS BANK PLC LOC)~+/-                                              3.19     07/01/2015        30,600,000
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,970,666,192)                                                                   2,970,666,192
                                                                                                                    ---------------
COMMERCIAL PAPER - 13.55%
   17,350,000   CALIFORNIA STATEWIDE CDA                                                      3.18     03/01/2006        17,350,000
    6,298,000   HARRIS COUNTY TX                                                              3.16     04/06/2006         6,298,000
    4,100,000   HARRIS COUNTY TX                                                              3.20     05/09/2006         4,100,000
    8,500,000   HARRIS COUNTY TX HOSPITAL DISTRICT                                            2.92     03/07/2006         8,500,000
    9,890,000   HARRIS COUNTY TX SERIES B                                                     3.18     05/08/2006         9,890,000
    6,000,000   HOUSTON TX                                                                    3.20     03/16/2006         6,000,000
    3,600,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                     3.00     03/08/2006         3,600,000
   15,600,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                     3.18     03/08/2006        15,600,000
    4,200,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                     3.20     03/14/2006         4,200,000
   13,200,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                     3.20     03/16/2006        13,200,000
    9,665,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                     3.12     04/11/2006         9,665,000
    7,850,000   INTERMOUNTAIN POWER AGENCY                                                    3.20     05/11/2006         7,850,000
    8,300,000   JOHNS HOPKINS UNIVERSITY                                                      3.18     03/09/2006         8,300,000
    6,800,000   LAS VEGAS NV VALLEY WATER                                                     3.20     03/14/2006         6,800,000
   16,740,000   LAS VEGAS NV VALLEY WATER                                                     3.12     04/11/2006        16,740,000
   16,800,000   MARYLAND HEALTH & HIGHER EDUCATION                                            3.14     05/09/2006        16,800,000
   36,000,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                         3.07     03/15/2006        36,000,000
   13,800,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                         3.20     03/16/2006        13,800,000
    7,828,000   MASSECHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                         3.12     04/11/2006         7,828,000
    6,000,000   MONTGOMERY COUNTY MD                                                          3.11     03/08/2006         6,000,000
   21,200,000   MONTGOMERY COUNTY MD                                                          3.22     03/13/2006        21,200,000
    8,400,000   MONTGOMERY COUNTY PA IDA                                                      3.10     04/03/2006         8,400,000
   14,573,000   NORTH CAROLINA CAPITAL FACILITIES                                             3.10     03/07/2006        14,573,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE            VALUE
COMMERCIAL PAPER (CONTINUED)
$  10,000,000   NORTH CAROLINA CAPITAL FACILITIES                                             3.11%    04/06/2006   $    10,000,000
    3,600,000   PALM BEACH COUNTY FL SCHOOL DISTRICT                                          3.00     03/09/2006         3,600,000
   13,000,000   ROCHESTER MN HEALTH CARE SERIES 00-B                                          3.10     04/10/2006        13,000,000
    6,800,000   ROCHESTER MN HEALTH CARE SERIES 88-E                                          3.10     04/10/2006         6,800,000
   32,400,000   ROCHESTER MN HEALTH CARE SERIES 92-B                                          3.10     04/10/2006        32,400,000
   10,300,000   ROCHESTER MN HEALTH CARE SERIES 92-A                                          3.10     04/10/2006        10,300,000
   10,800,000   ROCHESTER MN HEALTH CARE SERIES 92-C                                          3.10     04/10/2006        10,800,000
    5,000,000   SAN ANTONIO TX                                                                3.00     03/09/2006         5,000,000
   11,000,000   SAN JOAQUIN CA TRANSPORTATION AUTHORITY                                       3.18     03/01/2006        11,000,000
   11,325,000   TEXAS PUBLIC FINANCE AUTHORITY                                                3.12     04/11/2006        11,325,000
   17,500,000   UNIVERSITY OF MINNESOTA                                                       3.21     04/04/2006        17,500,000
   21,350,000   UNIVERSITY OF TEXAS SYSTEM                                                    3.05     03/13/2006        21,350,000
   14,910,000   UNIVERSITY OF TEXAS SYSTEM                                                    3.12     04/11/2006        14,910,000
   15,000,000   UNIVERSITY OF TEXAS SYSTEM SERIES A                                           3.20     03/10/2006        15,000,000
   18,100,000   UNIVERSITY OF TEXAS SYSTEM SERIES A                                           3.20     03/13/2006        18,100,000

TOTAL COMMERCIAL PAPER (COST $463,779,000)                                                                              463,779,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,434,445,192)*                   100.31%                                                                    $ 3,434,445,192
OTHER ASSETS AND LIABILITIES, NET         (0.31)                                                                        (10,445,029)
                                         ------                                                                     ---------------

TOTAL NET ASSETS                         100.00%                                                                    $ 3,424,000,163
                                         ======                                                                     ===============

~ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.
+/-   VARIABLE RATE INVESTMENTS.
++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE            VALUE
US TREASURY SECURITIES - 26.82%

US TREASURY BILLS - 22.73%
$ 125,000,000   US TREASURY BILL^                                                             3.86%    03/09/2006   $   124,892,778
  241,240,000   US TREASURY BILL^                                                             3.88     03/16/2006       240,850,372
  100,000,000   US TREASURY BILL^                                                             3.88     03/23/2006        99,763,042
  100,000,000   US TREASURY BILL^                                                             4.45     04/27/2006        99,296,208
  100,000,000   US TREASURY BILL^                                                             4.35     05/04/2006        99,227,111
  100,000,000   US TREASURY BILL^                                                             4.40     05/11/2006        99,132,715
  150,000,000   US TREASURY BILL^                                                             4.42     05/18/2006       148,556,188
  150,000,000   US TREASURY BILL^                                                             4.46     05/25/2006       148,421,302
   50,000,000   US TREASURY BILL^                                                             4.19     06/22/2006        49,342,795

                                                                                                                      1,109,482,511
                                                                                                                    ---------------
US TREASURY NOTES - 4.09%
  200,000,000   US TREASURY NOTE                                                              1.50     03/31/2006       199,534,856
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $1,309,017,367)                                                                    1,309,017,367
                                                                                                                    ---------------
REPURCHASE AGREEMENTS - 73.38%
   75,000,000   BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $75,009,375)                                       4.50     03/01/2006        75,000,000
1,000,000,000   CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $1,000,125,833)                         4.53     03/01/2006     1,000,000,000
   50,000,000   DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE  $50,006,278)                                      4.52     03/01/2006        50,000,000
  100,725,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $100,737,311)                           4.40     03/01/2006       100,725,000
  300,000,000   HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $300,037,750)                                      4.53     03/01/2006       300,000,000
1,000,000,000   JP MORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $1,000,125,833)                         4.53     03/01/2006     1,000,000,000
1,000,000,000   MORGAN STANLEY INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $1,000,125,833)                                    4.53     03/01/2006     1,000,000,000
   55,000,000   UBS WARBURG - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                (MATURITY VALUE $55,006,692)                                                  4.38     03/01/2006        55,000,000

TOTAL REPURCHASE AGREEMENTS (COST $3,580,725,000)                                                                     3,580,725,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $4,889,742,367)*                   100.20%                                                                    $ 4,889,742,367
OTHER ASSETS AND LIABILITIES, NET         (0.20)                                                                         (9,977,604)
                                         ------                                                                     ---------------

TOTAL NET ASSETS                         100.00%                                                                    $ 4,879,764,763
                                         ======                                                                     ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE            VALUE
US TREASURY SECURITIES - 104.18%

US TREASURY BILLS - 101.54%
$  14,475,000   US TREASURY BILL^                                                             3.74%    03/02/2006   $    14,473,496
   50,000,000   US TREASURY BILL^                                                             3.88     03/02/2006        49,994,611
  159,125,000   US TREASURY BILL^                                                             3.92     03/02/2006       159,107,695
   25,000,000   US TREASURY BILL^                                                             3.87     03/09/2006        24,978,528
   50,000,000   US TREASURY BILL^                                                             3.95     03/09/2006        49,956,167
  250,000,000   US TREASURY BILL^                                                             3.96     03/09/2006       249,780,139
   58,760,000   US TREASURY BILL^                                                             3.88     03/16/2006        58,665,127
   75,000,000   US TREASURY BILL^                                                             3.90     03/16/2006        74,878,125
   75,000,000   US TREASURY BILL^                                                             4.33     03/16/2006        74,864,844
   50,000,000   US TREASURY BILL^                                                             4.34     03/16/2006        49,909,583
   75,000,000   US TREASURY BILL^                                                             4.36     03/16/2006        74,863,750
  250,000,000   US TREASURY BILL^                                                             3.88     03/23/2006       249,407,604
   50,000,000   US TREASURY BILL^                                                             3.88     03/23/2006        49,881,444
   25,000,000   US TREASURY BILL^                                                             4.18     03/23/2006        24,936,139
   25,000,000   US TREASURY BILL^                                                             4.36     03/23/2006        24,933,389
   50,000,000   US TREASURY BILL^                                                             3.90     03/30/2006        49,842,917
   97,909,000   US TREASURY BILL^                                                             3.91     03/30/2006        97,600,614
  100,000,000   US TREASURY BILL^                                                             3.92     03/30/2006        99,684,222
  200,000,000   US TREASURY BILL^                                                             4.05     04/06/2006       199,189,500
   38,759,000   US TREASURY BILL^                                                             4.35     04/06/2006        38,590,398
  150,000,000   US TREASURY BILL^                                                             4.15     04/13/2006       149,256,906
  127,083,000   US TREASURY BILL^                                                             4.28     04/13/2006       126,433,323
   43,389,000   US TREASURY BILL^                                                             4.23     04/20/2006        43,134,391
   35,886,000   US TREASURY BILL^                                                             4.26     04/20/2006        35,673,674
  100,000,000   US TREASURY BILL^                                                             4.27     04/20/2006        99,407,292
    9,230,000   US TREASURY BILL^                                                             4.29     04/20/2006         9,175,069
   60,000,000   US TREASURY BILL^                                                             4.32     04/20/2006        59,640,417
   47,466,000   US TREASURY BILL^                                                             4.32     04/20/2006        47,181,204
   26,729,000   US TREASURY BILL^                                                             4.44     04/20/2006        26,564,171
  200,000,000   US TREASURY BILL^                                                             4.29     04/27/2006       198,640,708
   40,000,000   US TREASURY BILL^                                                             4.33     04/27/2006        39,725,767
   28,151,000   US TREASURY BILL^                                                             4.35     04/27/2006        27,957,333
   50,000,000   US TREASURY BILL^                                                             4.45     04/27/2006        49,648,104
   75,000,000   US TREASURY BILL^                                                             4.34     05/04/2006        74,422,000
  150,000,000   US TREASURY BILL^                                                             4.37     05/04/2006       148,834,667
   75,000,000   US TREASURY BILL^                                                             4.38     05/04/2006        74,416,667
   25,000,000   US TREASURY BILL^                                                             4.43     05/04/2006        24,803,111
  200,000,000   US TREASURY BILL^                                                             4.40     05/11/2006       198,265,430
   50,000,000   US TREASURY BILL^                                                             4.45     05/11/2006        49,561,181
  250,000,000   US TREASURY BILL^                                                             4.44     05/18/2006       247,593,646
  200,000,000   US TREASURY BILL^                                                             4.46     05/25/2006       197,895,069
  150,000,000   US TREASURY BILL^                                                             4.50     06/01/2006       148,292,802
   50,000,000   US TREASURY BILL^                                                             4.19     06/22/2006        49,342,795

                                                                                                                      3,841,404,019
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE        DATE            VALUE
US TREASURY NOTES - 2.64%
$ 100,000,000 US TREASURY NOTE                                                                1.50%    03/31/2006   $    99,798,791
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $3,941,202,810)                                                                    3,941,202,810
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,941,202,810)*                  104.18%                                                                     $ 3,941,202,810
OTHER ASSETS AND LIABILITIES, NET        (4.18)                                                                        (158,021,401)
                                        ------                                                                      ---------------
TOTAL NET ASSETS                        100.00%                                                                     $ 3,783,181,409
                                        ======                                                                      ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                        STATEMENTS OF ASSETS AND
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS        LIABILITIES -- FEBRUARY 28, 2006
--------------------------------------------------------------------------------

                                                                       CALIFORNIA TAX-FREE         GOVERNMENT          MINNESOTA
                                                                         MONEY MARKET FUND  MONEY MARKET FUND  MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...................................  $     2,981,140,973  $   5,329,057,968  $     138,851,787
   REPURCHASE AGREEMENTS ............................................                    0      6,800,125,000                  0
                                                                       -------------------  -----------------  -----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..................        2,981,140,973     12,129,182,968        138,851,787
                                                                       -------------------  -----------------  -----------------
   CASH .............................................................               85,467             50,516             72,327
   RECEIVABLE FOR FUND SHARES ISSUED ................................            3,659,200          1,120,914                  0
   RECEIVABLE FOR INVESTMENTS SOLD ..................................                    0                  0                  0
   RECEIVABLES FOR INTEREST .........................................           15,576,670         22,515,357            672,066
                                                                       -------------------  -----------------  -----------------
TOTAL ASSETS ........................................................        3,000,462,310     12,152,869,755        139,596,180
                                                                       -------------------  -----------------  -----------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ................................           29,950,000        165,318,253            504,455
   DIVIDENDS PAYABLE ................................................              522,835         24,654,691              4,441
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ............              815,195          1,878,641             56,000
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ..........              560,403          1,322,332             28,667
   ACCRUED EXPENSES AND OTHER LIABILITIES ...........................              135,250             17,250             85,904
                                                                       -------------------  -----------------  -----------------
TOTAL LIABILITIES ...................................................           31,983,683        193,191,167            679,467
                                                                       -------------------  -----------------  -----------------
TOTAL NET ASSETS ....................................................  $     2,968,478,627  $  11,959,678,588  $     138,916,713
                                                                       ===================  =================  =================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..................................................  $     2,968,544,264  $  11,959,623,447  $     138,931,746
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................               11,035             55,141                318
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............              (76,672)                 0            (15,351)
                                                                       -------------------  -----------------  -----------------
TOTAL NET ASSETS ....................................................  $     2,968,478,627  $  11,959,678,588  $     138,916,713
                                                                       -------------------  -----------------  -----------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
--------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .............................................  $     2,552,430,305  $   1,224,209,326  $     138,916,713
   SHARES OUTSTANDING - CLASS A .....................................        2,552,439,826      1,224,208,116        138,931,521
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ...........  $              1.00  $            1.00  $            1.00
   NET ASSETS - CLASS B .............................................                  N/A                N/A                N/A
   SHARES OUTSTANDING - CLASS B .....................................                  N/A                N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...........                  N/A                N/A                N/A
   NET ASSETS - ADMINISTRATOR CLASS .................................                  N/A  $     876,234,461                N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................                  N/A        876,233,792                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR
     CLASS ..........................................................                  N/A  $            1.00                N/A
   NET ASSETS - INSTITUTIONAL CLASS .................................                  N/A  $   4,508,754,542                N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................                  N/A      4,508,745,231                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL
     CLASS ..........................................................                  N/A  $            1.00                N/A
   NET ASSETS - INVESTOR CLASS ......................................                  N/A                N/A                N/A
   SHARES OUTSTANDING - INVESTOR CLASS ..............................                  N/A                N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ....                  N/A                N/A                N/A
   NET ASSETS - SERVICE CLASS .......................................  $       416,048,322  $   5,350,480,259                N/A
   SHARES OUTSTANDING - SERVICE CLASS ...............................          416,051,892      5,350,475,781                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS .....  $              1.00  $            1.00                N/A
                                                                       -------------------  -----------------  -----------------
INVESTMENTS AT COST .................................................  $     2,981,140,973  $  12,129,182,968  $     138,851,787
                                                                       ===================  =================  =================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND
LIABILITIES -- FEBRUARY 28, 2006        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                   MUNICIPAL  NATIONAL TAX-FREE
                                                                       MONEY MARKET FUND   MONEY MARKET FUND  MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...................................  $    6,079,957,264  $     534,363,700  $   3,434,445,192
   REPURCHASE AGREEMENTS ............................................       2,452,920,945                  0                  0
                                                                       ------------------  -----------------  -----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..................       8,532,878,209        534,363,700      3,434,445,192
                                                                       ------------------  -----------------  -----------------
   CASH .............................................................              50,000             79,848             99,605
   RECEIVABLE FOR FUND SHARES ISSUED ................................              25,210                  0                  0
   RECEIVABLE FOR INVESTMENTS SOLD ..................................                   0          3,301,763         25,280,655
   RECEIVABLES FOR INTEREST .........................................          18,620,401          2,525,715         15,465,796
                                                                       ------------------  -----------------  -----------------
TOTAL ASSETS ........................................................       8,551,573,820        540,271,026      3,475,291,248
                                                                       ------------------  -----------------  -----------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ................................                   0                  0         47,663,952
   DIVIDENDS PAYABLE ................................................             522,978             31,035          2,492,429
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ............           2,925,330            213,272            508,254
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ..........           2,376,865            106,068            453,139
   ACCRUED EXPENSES AND OTHER LIABILITIES ...........................             316,149             76,442            173,311
                                                                       ------------------  -----------------  -----------------
TOTAL LIABILITIES ...................................................           6,141,322            426,817         51,291,085
                                                                       ------------------  -----------------  -----------------
TOTAL NET ASSETS ....................................................  $    8,545,432,498  $     539,844,209  $   3,424,000,163
                                                                       ==================  =================  =================
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------  -----------------  -----------------
   PAID-IN CAPITAL ..................................................  $    8,545,658,759  $     539,889,445  $   3,424,040,161
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................              55,845                243              8,827
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............            (282,106)           (45,479)           (48,825)
                                                                       ------------------  -----------------  -----------------
TOTAL NET ASSETS ....................................................  $    8,545,432,498  $     539,844,209  $   3,424,000,163
                                                                       ------------------  -----------------  -----------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------  -----------------  -----------------
   NET ASSETS - CLASS A .............................................  $    6,580,684,643                N/A  $   1,001,083,993
   SHARES OUTSTANDING - CLASS A .....................................       6,580,281,629                N/A      1,001,083,653
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ...........  $             1.00                N/A  $            1.00
   NET ASSETS - CLASS B .............................................  $    1,264,470,342                N/A                N/A
   SHARES OUTSTANDING - CLASS B .....................................       1,264,427,596                N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...........  $             1.00                N/A                N/A
   NET ASSETS - ADMINISTRATOR CLASS .................................                 N/A                N/A  $     561,788,051
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................                 N/A                N/A        561,755,772
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR
     CLASS ..........................................................                 N/A                N/A  $            1.00
   NET ASSETS - INSTITUTIONAL CLASS .................................                 N/A                N/A  $     700,533,658
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................                 N/A                N/A        700,599,694
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL
     CLASS ..........................................................                 N/A                N/A  $            1.00
   NET ASSETS - INVESTOR CLASS ......................................  $      700,277,513  $     539,844,209                N/A
   SHARES OUTSTANDING - INVESTOR CLASS ..............................         700,271,265        539,889,438                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ....  $             1.00  $            1.00                N/A
   NET ASSETS - SERVICE CLASS .......................................                 N/A                N/A  $   1,160,594,461
   SHARES OUTSTANDING - SERVICE CLASS ...............................                 N/A                N/A      1,160,420,346
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS .....                 N/A                N/A  $            1.00
                                                                       ------------------  -----------------  -----------------
INVESTMENTS AT COST .................................................  $    8,532,878,209  $     534,363,700  $   3,434,445,192
                                                                       ==================  =================  =================

                                                                           TREASURY PLUS      100% TREASURY
                                                                       MONEY MARKET FUND  MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...................................  $   1,309,017,367  $   3,941,202,810
   REPURCHASE AGREEMENTS ............................................      3,580,725,000                  0
                                                                       -----------------  -----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..................      4,889,742,367      3,941,202,810
                                                                       -----------------  -----------------
   CASH .............................................................             50,357             50,062
   RECEIVABLE FOR FUND SHARES ISSUED ................................             48,888                  0
   RECEIVABLE FOR INVESTMENTS SOLD ..................................                  0                  0
   RECEIVABLES FOR INTEREST .........................................          1,702,652            626,418
                                                                       -----------------  -----------------
TOTAL ASSETS ........................................................      4,891,544,264      3,941,879,290
                                                                       -----------------  -----------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ................................                  0        148,292,802
   DIVIDENDS PAYABLE ................................................          9,742,091          8,972,037
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ............          1,160,955            683,902
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ..........            730,496            749,140
   ACCRUED EXPENSES AND OTHER LIABILITIES ...........................            145,959                  0
                                                                       -----------------  -----------------
TOTAL LIABILITIES ...................................................         11,779,501        158,697,881
                                                                       -----------------  -----------------
TOTAL NET ASSETS ....................................................  $   4,879,764,763  $   3,783,181,409
                                                                       =================  =================
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------  -----------------
   PAID-IN CAPITAL ..................................................  $   4,879,882,831  $   3,783,238,775
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................             17,256            201,933
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............           (135,324)          (259,299)
                                                                       -----------------  -----------------
TOTAL NET ASSETS ....................................................  $   4,879,764,763  $   3,783,181,409
                                                                       -----------------  -----------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------  -----------------
   NET ASSETS - CLASS A .............................................  $   2,773,558,218  $     201,384,036
   SHARES OUTSTANDING - CLASS A .....................................      2,773,664,784        201,355,345
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ...........  $            1.00  $            1.00
   NET ASSETS - CLASS B .............................................                N/A                N/A
   SHARES OUTSTANDING - CLASS B .....................................                N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...........                N/A                N/A
   NET ASSETS - ADMINISTRATOR CLASS .................................                N/A                N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................                N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR
     CLASS ..........................................................                N/A                N/A
   NET ASSETS - INSTITUTIONAL CLASS .................................  $   1,166,102,459                N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................      1,166,295,887                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL
     CLASS ..........................................................  $            1.00                N/A
   NET ASSETS - INVESTOR CLASS ......................................                N/A                N/A
   SHARES OUTSTANDING - INVESTOR CLASS ..............................                N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ....                N/A                N/A
   NET ASSETS - SERVICE CLASS .......................................  $     940,104,086  $   3,581,797,373
   SHARES OUTSTANDING - SERVICE CLASS ...............................        940,138,256      3,581,888,338
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS .....  $            1.00  $            1.00
                                                                       -----------------  -----------------
INVESTMENTS AT COST .................................................  $   4,889,742,367  $   3,941,202,810
                                                                       =================  =================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                       CALIFORNIA TAX -FREE
                                                                                        MONEY MARKET FUND
                                                                                ---------------------------------
                                                                                          FOR THE         FOR THE
                                                                                     PERIOD ENDED      YEAR ENDED
                                                                                FEBRUARY 28, 2006  MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST .................................................................   $      66,177,871  $   36,705,217
                                                                                -----------------  --------------
TOTAL INVESTMENT INCOME .....................................................          66,177,871      36,705,217
                                                                                -----------------  --------------
EXPENSES
   ADVISORY FEES ............................................................           7,077,966       7,433,305
   ADMINISTRATION FEES
      FUND LEVEL ............................................................           1,245,309       1,282,228
      CLASS A ...............................................................           4,661,123       4,906,713
      CLASS B ...............................................................                 N/A             N/A
      ADMINISTRATOR CLASS ...................................................                 N/A             N/A
      INSTITUTIONAL CLASS ...................................................                 N/A             N/A
      INVESTOR CLASS ........................................................                 N/A             N/A
      SERVICE CLASS .........................................................             446,311         400,957
   CUSTODY FEES .............................................................             498,124         512,891
   SHAREHOLDER SERVICING FEES ...............................................           6,226,545       6,146,078
   ACCOUNTING FEES ..........................................................             136,115         166,172
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ...............................................................                 N/A             N/A
   PROFESSIONAL FEES ........................................................              63,552          66,003
   REGISTRATION FEES ........................................................               2,085           1,000
   SHAREHOLDER REPORTS ......................................................              29,625          20,883
   TRUSTEES' FEES ...........................................................               8,000           7,092
   OTHER FEES AND EXPENSES ..................................................              40,414          50,240
                                                                                -----------------  --------------
TOTAL EXPENSES ..............................................................          20,435,169      20,993,562
                                                                                -----------------  --------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .............................          (4,991,682)     (4,994,147)
   NET EXPENSES .............................................................          15,443,487      15,999,415
                                                                                -----------------  --------------
NET INVESTMENT INCOME (LOSS) ................................................          50,734,384      20,705,802
                                                                                -----------------  --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...................................              33,017          43,043
                                                                                -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............   $      50,767,401  $   20,748,845
                                                                                =================  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS                WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                          GOVERNMENT                         MINNESOTA
                                                                      MONEY MARKET FUND                   MONEY MARKET FUND
                                                              ---------------------------------  ---------------------------------
                                                                        FOR THE         FOR THE            FOR THE         FOR THE
                                                                   PERIOD ENDED      YEAR ENDED       PERIOD ENDED      YEAR ENDED
                                                              FEBRUARY 28, 2006  MARCH 31, 2005  FEBRUARY 28, 2006  MARCH 31, 2005
                                                              ---------------------------------  ---------------------------------
INVESTMENT INCOME
   INTEREST ...............................................   $     375,315,697  $  171,808,967  $       3,340,638  $    1,524,580
                                                              -----------------  --------------  -----------------  --------------
TOTAL INVESTMENT INCOME ...................................         375,315,697     171,808,967          3,340,638       1,524,580
                                                              -----------------  --------------  -----------------  --------------
EXPENSES
   ADVISORY FEES ..........................................          10,275,780       9,509,176            370,498         312,843
   ADMINISTRATION FEES
      FUND LEVEL ..........................................           4,455,337       4,387,681             61,750          52,141
      CLASS A .............................................           1,723,053       1,000,686            271,699         229,418
      CLASS B .............................................                 N/A             N/A                N/A             N/A
      ADMINISTRATOR CLASS .................................             727,729         462,484                N/A             N/A
      INSTITUTIONAL CLASS .................................           3,149,565       2,567,532                N/A             N/A
      INVESTOR CLASS ......................................                 N/A             N/A                N/A             N/A
      SERVICE CLASS .......................................           5,793,467       6,458,904                N/A             N/A
   CUSTODY FEES ...........................................           2,055,156       1,901,835             24,700          20,856
   SHAREHOLDER SERVICING FEES .............................          14,755,466      15,055,677            308,748         260,702
   ACCOUNTING FEES ........................................             509,613         568,022             24,138          25,942
   DISTRIBUTION FEES (NOTE 3)
      CLASS B .............................................                 N/A             N/A                N/A             N/A
   PROFESSIONAL FEES ......................................             206,386         131,926             16,436          16,169
   REGISTRATION FEES ......................................             145,436         150,000              2,024             518
   SHAREHOLDER REPORTS ....................................             234,004         291,758              4,032           2,693
   TRUSTEES' FEES .........................................               8,000           7,092              8,000           7,092
   OTHER FEES AND EXPENSES ................................             169,321         130,687                209           3,574
                                                              -----------------  --------------  -----------------  --------------
TOTAL EXPENSES ............................................          44,208,313      42,623,460          1,092,234         931,948
                                                              -----------------  --------------  -----------------  --------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........          (4,602,667)     (4,721,390)          (104,240)        (97,700)
   NET EXPENSES ...........................................          39,605,646      37,902,070            987,994         834,248
                                                              -----------------  --------------  -----------------  --------------
NET INVESTMENT INCOME (LOSS) ..............................         335,710,051     133,906,897          2,352,644         690,332
                                                              -----------------  --------------  -----------------  --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................              24,124          12,629                 (9)        (15,025)
                                                              -----------------  --------------  -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..............................................   $     335,734,175  $  133,919,526  $       2,352,635  $      675,307
                                                              =================  ==============  =================  ==============

                                                                       MONEY MARKET FUND
                                                               ---------------------------------
                                                                         FOR THE         FOR THE
                                                                    PERIOD ENDED      YEAR ENDED
                                                               FEBRUARY 28, 2006  MARCH 31, 2005
                                                               ---------------------------------
INVESTMENT INCOME
   INTEREST ...............................................    $     266,552,418  $  122,051,183
                                                               -----------------  --------------
TOTAL INVESTMENT INCOME ...................................          266,552,418     122,051,183
                                                               -----------------  --------------
EXPENSES
   ADVISORY FEES ..........................................           19,356,747      21,847,456
   ADMINISTRATION FEES
      FUND LEVEL ..........................................            3,334,997       3,329,251
      CLASS A .............................................           11,764,909      11,984,989
      CLASS B .............................................            2,626,032       3,171,896
      ADMINISTRATOR CLASS .................................                  N/A             N/A
      INSTITUTIONAL CLASS .................................                  N/A             N/A
      INVESTOR CLASS ......................................            2,544,050             N/A
      SERVICE CLASS .......................................                  N/A             N/A
   CUSTODY FEES ...........................................            1,439,381       1,377,899
   SHAREHOLDER SERVICING FEES .............................           17,984,144      17,223,732
   ACCOUNTING FEES ........................................              363,534         412,700
   DISTRIBUTION FEES (NOTE 3)
      CLASS B .............................................            8,952,382      10,813,280
   PROFESSIONAL FEES ......................................              148,492         148,001
   REGISTRATION FEES ......................................              115,940          64,999
   SHAREHOLDER REPORTS ....................................              668,978         264,181
   TRUSTEES' FEES .........................................                8,000           7,092
   OTHER FEES AND EXPENSES ................................              192,697         130,525
                                                               -----------------  --------------
TOTAL EXPENSES ............................................           69,500,283      70,776,001
                                                               -----------------  --------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........           (6,592,686)     (9,991,952)
   NET EXPENSES ...........................................           62,907,597      60,784,049
                                                               -----------------  --------------
NET INVESTMENT INCOME (LOSS) ..............................          203,644,821      61,267,134
                                                               -----------------  --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................               23,194        (232,379)
                                                               -----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..............................................    $     203,668,015  $   61,034,755
                                                               =================  ==============

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                         MUNICIPAL
                                                                                                     MONEY MARKET FUND
                                                                                            ------------------------------------
                                                                                                      FOR THE            FOR THE
                                                                                                 PERIOD ENDED         YEAR ENDED
                                                                                            FEBRUARY 28, 2006   OCTOBER 31, 2005
                                                                                            ------------------------------------
INVESTMENT INCOME
   INTEREST .............................................                                   $       5,792,750   $     16,628,648
                                                                                            -----------------   ----------------
TOTAL INVESTMENT INCOME .................................                                           5,792,750         16,628,648
                                                                                            -----------------   ----------------
EXPENSES
   ADVISORY FEES ........................................                                             561,611          1,624,542
   ADMINISTRATION FEES
      FUND LEVEL ........................................                                              93,602          3,178,951
      CLASS A ...........................................                                                 N/A                N/A
      CLASS B ...........................................                                                 N/A                N/A
      ADMINISTRATOR CLASS ...............................                                                 N/A                N/A
      INSTITUTIONAL CLASS ...............................                                                 N/A                N/A
      INVESTOR CLASS ....................................                                             730,094                  0
      SERVICE CLASS .....................................                                                 N/A                N/A
   CUSTODY FEES .........................................                                              37,441             96,606
   SHAREHOLDER SERVICING FEES ...........................                                             468,009            894,359
   ACCOUNTING FEES ......................................                                              19,567             35,121
   PROFESSIONAL FEES ....................................                                               9,216             44,530
   REGISTRATION FEES ....................................                                               7,000             25,190
   SHAREHOLDER REPORTS ..................................                                               7,939             62,575
   TRUSTEES' FEES .......................................                                               2,462             34,197
   OTHER FEES AND EXPENSES ..............................                                               2,248            215,655
                                                                                            -----------------   ----------------
TOTAL EXPENSES ..........................................                                           1,939,189          6,211,726
                                                                                            -----------------   ----------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .........                                            (740,857)        (1,433,000)
   NET EXPENSES .........................................                                           1,198,332          4,778,726
                                                                                            -----------------   ----------------
NET INVESTMENT INCOME (LOSS) ............................                                           4,594,418         11,849,922
                                                                                            -----------------   ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............                                              (1,917)           (43,320)
                                                                                            -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ...........................................                                   $       4,592,501   $     11,806,602
                                                                                            =================   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS                WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                 NATIONAL TAX-FREE                    TREASURY PLUS
                                                                 MONEY MARKET FUND                   MONEY MARKET FUND
                                                         ----------------------------------   ----------------------------------
                                                                   FOR THE          FOR THE             FOR THE          FOR THE
                                                              PERIOD ENDED       YEAR ENDED        PERIOD ENDED       YEAR ENDED
                                                         FEBRUARY 28, 2006   MARCH 31, 2005   FEBRUARY 28, 2006   MARCH 31, 2005
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ..........................................   $      91,213,339   $   36,872,627   $     164,324,233   $   79,695,204
                                                         -----------------   --------------   -----------------   --------------
TOTAL INVESTMENT INCOME ..............................          91,213,339       36,872,627         164,324,233       79,695,204
                                                         -----------------   --------------   -----------------   --------------
EXPENSES
   ADVISORY FEES .....................................           3,397,772        2,488,801           4,691,316        4,864,689
   ADMINISTRATION FEES
      FUND LEVEL .....................................           1,698,886        1,244,400           2,331,295        2,431,616
      CLASS A ........................................           1,642,023        1,501,400           5,601,196        5,215,841
      CLASS B ........................................                 N/A              N/A                 N/A              N/A
      ADMINISTRATOR CLASS ............................             568,639              N/A                 N/A              N/A
      INSTITUTIONAL CLASS ............................             752,808          480,026             931,128        1,111,484
      INVESTOR CLASS .................................                 N/A              N/A                 N/A              N/A
      SERVICE CLASS ..................................           1,370,098        1,447,577           1,177,690        1,325,397
   CUSTODY FEES ......................................             680,854          497,760             938,263          972,938
   SHAREHOLDER SERVICING FEES ........................           5,288,947        4,721,921           8,818,515        8,688,336
   ACCOUNTING FEES ...................................             184,173          161,860             240,147          297,286
   PROFESSIONAL FEES .................................              86,269           40,929              96,926          113,001
   REGISTRATION FEES .................................             176,856            1,000              44,623           94,999
   SHAREHOLDER REPORTS ...............................             102,037            1,000             156,174          174,999
   TRUSTEES' FEES ....................................               8,000            7,092               8,000            7,092
   OTHER FEES AND EXPENSES ...........................              57,232           31,333             120,458          103,493
                                                         -----------------   --------------   -----------------   --------------
TOTAL EXPENSES .......................................          16,014,594       12,625,099          25,155,731       25,401,171
                                                         -----------------   --------------   -----------------   --------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......          (2,437,115)      (1,565,085)         (1,377,034)      (1,687,282)
   NET EXPENSES ......................................          13,577,479       11,060,014          23,778,697       23,713,889
                                                         -----------------   --------------   -----------------   --------------
NET INVESTMENT INCOME (LOSS) .........................          77,635,860       25,812,613         140,545,536       55,981,315
                                                         -----------------   --------------   -----------------   --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............             324,627          (42,034)             53,832         (163,629)
                                                         -----------------   --------------   -----------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ........................................   $      77,960,487   $   25,770,579   $     140,599,368   $   55,817,666
                                                         =================   ==============   =================   ==============

                                                                                                         100% TREASURY
                                                                                                       MONEY MARKET FUND
                                                                                              ----------------------------------
                                                                                                        FOR THE          FOR THE
                                                                                                   PERIOD ENDED       YEAR ENDED
                                                                                              FEBRUARY 28, 2006   MARCH 31, 2005
                                                                                              ----------------------------------
INVESTMENT INCOME
   INTEREST ..........................................                                        $     106,545,022   $   50,879,314
                                                                                              -----------------   --------------
TOTAL INVESTMENT INCOME ..............................                                              106,545,022       50,879,314
                                                                                              -----------------   --------------
EXPENSES
   ADVISORY FEES .....................................                                                8,872,472        9,560,699
   ADMINISTRATION FEES
      FUND LEVEL .....................................                                                1,571,583        1,567,578
      CLASS A ........................................                                                  360,769          362,517
      CLASS B ........................................                                                      N/A              N/A
      ADMINISTRATOR CLASS ............................                                                      N/A              N/A
      INSTITUTIONAL CLASS ............................                                                      N/A              N/A
      INVESTOR CLASS .................................                                                      N/A              N/A
      SERVICE CLASS ..................................                                                3,575,015        3,564,450
   CUSTODY FEES ......................................                                                  628,633          627,031
   SHAREHOLDER SERVICING FEES ........................                                                7,857,913        5,403,846
   ACCOUNTING FEES ...................................                                                  166,921          198,702
   PROFESSIONAL FEES .................................                                                   76,512           58,304
   REGISTRATION FEES .................................                                                   61,383           15,002
   SHAREHOLDER REPORTS ...............................                                                    5,393          113,323
   TRUSTEES' FEES ....................................                                                    8,000            7,092
   OTHER FEES AND EXPENSES ...........................                                                   51,098           47,986
                                                                                              -----------------   --------------
TOTAL EXPENSES .......................................                                               23,235,692       21,526,530
                                                                                              -----------------   --------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......                                               (7,274,063)      (5,604,187)
   NET EXPENSES ......................................                                               15,961,629       15,922,343
                                                                                              -----------------   --------------
NET INVESTMENT INCOME (LOSS) .........................                                               90,583,393       34,956,971
                                                                                              -----------------   --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............                                                 (116,024)             999
                                                                                              -----------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ........................................                                        $      90,467,369   $   34,957,970
                                                                                              =================   ==============

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        CALIFORNIA TAX-FREE
                                                                                         MONEY MARKET FUND
                                                                       ----------------------------------------------------
                                                                                FOR THE           FOR THE           FOR THE
                                                                           PERIOD ENDED        YEAR ENDED        YEAR ENDED
                                                                      FEBRUARY 28, 2006    MARCH 31, 2005    MARCH 31, 2004
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ............................................   $  2,779,262,878   $ 2,630,173,391   $ 2,662,105,499

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................................         50,734,384        20,705,802        10,069,203
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........................             33,017            43,043            90,037
                                                                       ----------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....         50,767,401        20,748,845        10,159,240
                                                                       ----------------   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ......................................................        (42,610,256)      (17,377,220)       (8,140,217)
      CLASS B ......................................................                N/A               N/A               N/A
      ADMINISTRATOR CLASS ..........................................                N/A               N/A               N/A
      INSTITUTIONAL CLASS ..........................................                N/A               N/A               N/A
      INVESTOR CLASS ...............................................                N/A               N/A               N/A
      SERVICE CLASS ................................................         (8,124,129)       (3,328,633)       (1,965,819)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ......................................................                  0          (193,610)                0
      CLASS B ......................................................                N/A               N/A               N/A
      ADMINISTRATOR CLASS ..........................................                N/A               N/A               N/A
      INSTITUTIONAL CLASS ..........................................                N/A               N/A               N/A
      INVESTOR CLASS ...............................................                N/A               N/A               N/A
      SERVICE CLASS ................................................                  0           (37,086)                0
                                                                       ----------------   ---------------   ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................................        (50,734,385)      (20,936,549)      (10,106,036)
                                                                       ----------------   ---------------   ---------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............................      3,446,505,417     3,507,961,907     3,601,704,162
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........................         39,058,022        15,629,406         7,990,324
   COST OF SHARES REDEEMED - CLASS A ...............................     (3,356,332,374)   (3,363,212,712)   (3,704,540,683)
                                                                       ----------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ..........................................        129,231,065       160,378,601       (94,846,197)
                                                                       ----------------   ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............................                N/A               N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........................                N/A               N/A               N/A
   COST OF SHARES REDEEMED - CLASS B ...............................                N/A               N/A               N/A
                                                                       ----------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ..........................................                N/A               N/A               N/A
                                                                       ----------------   ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .................                N/A               N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .............                N/A               N/A               N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...................                N/A               N/A               N/A
                                                                       ----------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ..............................                N/A               N/A               N/A
                                                                       ----------------   ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .................                N/A               N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .............                N/A               N/A               N/A
   COST OF SHARES REDEEMED -  INSTITUTIONAL CLASS ..................                N/A               N/A               N/A
                                                                       ----------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ...............................               N/A               N/A               N/A
                                                                       ----------------   ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ......................                N/A               N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ..................                N/A               N/A               N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS ........................                N/A               N/A               N/A
                                                                       ----------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ...................................                N/A               N/A               N/A
                                                                       ----------------   ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .......................      1,055,035,051       899,858,046       827,986,814
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ...................          5,609,147         2,327,260         1,644,614
   COST OF SHARES REDEEMED - SERVICE CLASS .........................     (1,000,692,530)     (913,286,716)     (766,770,543)
                                                                       ----------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ....................................         59,951,668       (11,101,410)       62,860,885
                                                                       ----------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ............................................        189,182,733       149,277,191       (31,985,312)
                                                                       ================   ===============   ===============
NET INCREASE (DECREASE) IN NET ASSETS ..............................        189,215,749       149,089,487       (31,932,108)
                                                                       ================   ===============   ===============
ENDING NET ASSETS ..................................................   $  2,968,478,627   $ 2,779,262,878   $ 2,630,173,391
                                                                       ================   ===============   ===============

(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATING TO FUND MERGERS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                              GOVERNMENT
                                                                                           MONEY MARKET FUND
                                                                       ------------------------------------------------------
                                                                                FOR THE            FOR THE            FOR THE
                                                                           PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                                                      FEBRUARY 28, 2006     MARCH 31, 2005  MARCH 31, 2004(1)
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ............................................   $ 10,359,039,186   $  6,765,162,199   $  5,083,245,155

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................................        335,710,051        133,906,897         41,364,604
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........................             24,124             12,629             15,164
                                                                       ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....        335,734,175        133,919,526         41,379,768
                                                                       ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ......................................................        (24,477,525)        (5,344,390)        (1,386,897)
      CLASS B ......................................................                N/A                N/A                N/A
      ADMINISTRATOR CLASS ..........................................        (24,236,661)        (7,359,497)          (470,158)
      INSTITUTIONAL CLASS ..........................................       (135,639,181)       (53,296,190)        (7,016,487)
      INVESTOR CLASS ...............................................                N/A                N/A                N/A
      SERVICE CLASS ................................................       (151,356,685)       (67,906,820)       (32,531,372)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ......................................................                  0               (753)                 0
      CLASS B ......................................................                N/A                N/A                N/A
      ADMINISTRATOR CLASS ..........................................                  0             (1,037)                 0
      INSTITUTIONAL CLASS ..........................................                  0             (7,510)                 0
      INVESTOR CLASS ...............................................                N/A                N/A                N/A
      SERVICE CLASS ................................................                  0             (9,568)                 0
                                                                       ----------------   ----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................................       (335,710,052)      (133,925,765)       (41,404,914)
                                                                       ----------------   ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............................      1,423,421,663        665,433,163        550,880,065
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........................         24,283,852          5,244,228          1,439,561
   COST OF SHARES REDEEMED - CLASS A ...............................       (790,328,776)      (469,014,824)      (432,791,496)
                                                                       ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ..........................................        657,376,739        201,662,567        119,528,130
                                                                       ----------------   ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............................                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........................                N/A                N/A                N/A
   COST OF SHARES REDEEMED - CLASS B ...............................                N/A                N/A                N/A
                                                                       ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ..........................................                N/A                N/A                N/A
                                                                       ----------------   ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .................      6,255,886,099      6,726,797,286      2,444,949,529
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .............         19,662,362          3,947,147            149,018
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...................     (5,996,055,439)    (6,294,511,632)    (2,284,590,578)
                                                                       ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ..............................        279,493,022        436,232,801        160,507,969
                                                                       ----------------   ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .................     34,712,207,816     35,402,384,904      9,872,411,140
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .............         48,029,552         14,119,050          1,856,274
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...................    (34,216,354,098)   (32,923,357,239)    (8,402,552,128)
                                                                       ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ..............................        543,883,270      2,493,146,715      1,471,715,286
                                                                       ----------------   ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ......................                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ..................                N/A                N/A                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS ........................                N/A                N/A                N/A
                                                                       ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ...................................                N/A                N/A                N/A
                                                                       ----------------   ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .......................     38,013,954,253     37,225,402,698     35,380,968,454
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ...................         16,985,185          9,082,897          7,382,031
   COST OF SHARES REDEEMED - SERVICE CLASS .........................    (37,911,077,190)   (36,771,644,452)   (35,458,159,680)
                                                                       ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ....................................        119,862,248        462,841,143        (69,809,195)
                                                                       ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ............................................      1,600,615,279      3,593,883,226      1,681,942,190
                                                                       ================   ================   ================
NET INCREASE (DECREASE) IN NET ASSETS ..............................      1,600,639,402      3,593,876,987      1,681,917,044
                                                                       ================   ================   ================
ENDING NET ASSETS ..................................................   $ 11,959,678,588   $ 10,359,039,186   $  6,765,162,199
                                                                       ================   ================   ================

                                                                                              MINNESOTA
                                                                                          MONEY MARKET FUND
                                                                       --------------------------------------------------
                                                                                FOR THE          FOR THE          FOR THE
                                                                           PERIOD ENDED       YEAR ENDED       YEAR ENDED
                                                                      FEBRUARY 28, 2006   MARCH 31, 2005   MARCH 31, 2004
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ............................................   $    119,147,691   $  117,236,798   $  127,192,911

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ....................................          2,352,644          690,332          362,597
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .........................                 (9)         (15,025)          39,107
                                                                       ----------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....          2,352,635          675,307          401,704
                                                                       ----------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ......................................................         (2,352,643)        (690,333)        (362,596)
      CLASS B ......................................................                N/A              N/A              N/A
      ADMINISTRATOR CLASS ..........................................                N/A              N/A              N/A
      INSTITUTIONAL CLASS ..........................................                N/A              N/A              N/A
      INVESTOR CLASS ...............................................                N/A              N/A              N/A
      SERVICE CLASS ................................................                N/A              N/A              N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ......................................................                  0          (36,088)               0
      CLASS B ......................................................                N/A              N/A              N/A
      ADMINISTRATOR CLASS ..........................................                N/A              N/A              N/A
      INSTITUTIONAL CLASS ..........................................                N/A              N/A              N/A
      INVESTOR CLASS ...............................................                N/A              N/A              N/A
      SERVICE CLASS ................................................                N/A              N/A              N/A
                                                                       ----------------   --------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................................         (2,352,643)        (726,421)        (362,596)
                                                                       ----------------   --------------   --------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .............................        303,479,664      203,357,237      153,598,739
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .........................          2,312,966          717,909          405,225
   COST OF SHARES REDEEMED - CLASS A ...............................       (286,023,600)    (202,113,139)    (163,999,185)
                                                                       ----------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ...........................................        19,769,030        1,962,007       (9,995,221)
                                                                       ----------------   --------------   --------------
   PROCEEDS FROM SHARES SOLD - CLASS B .............................                N/A              N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .........................                N/A              N/A              N/A
   COST OF SHARES REDEEMED - CLASS B ...............................                N/A              N/A              N/A
                                                                       ----------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ..........................................                N/A              N/A              N/A
                                                                       ----------------   --------------   --------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .................                N/A              N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .............                N/A              N/A              N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...................                N/A              N/A              N/A
                                                                       ----------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ..............................                N/A              N/A              N/A
                                                                       ----------------   --------------   --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .................                N/A              N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .............                N/A              N/A              N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ...................                N/A              N/A              N/A
                                                                       ----------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ..............................                N/A              N/A              N/A
                                                                       ----------------   --------------   --------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ......................                N/A              N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ..................                N/A              N/A              N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS ........................                N/A              N/A              N/A
                                                                       ----------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS ...................................                N/A              N/A              N/A
                                                                       ----------------   --------------   --------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .......................                N/A              N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ...................                N/A              N/A              N/A
   COST OF SHARES REDEEMED - SERVICE CLASS .........................                N/A              N/A              N/A
                                                                       ----------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ....................................                N/A              N/A              N/A
                                                                       ----------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ............................................         19,769,030        1,962,007       (9,995,221)
                                                                       ================   ==============   ==============
NET INCREASE (DECREASE) IN NET ASSETS ..............................         19,769,022        1,910,893       (9,956,113)
                                                                       ================   ==============   ==============
ENDING NET ASSETS ..................................................   $    138,916,713   $  119,147,691   $  117,236,798
                                                                       ================   ==============   ==============

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       CALIFORNIA TAX-FREE
                                                                                        MONEY MARKET FUND
                                                                    ----------------------------------------------------------
                                                                              FOR THE             FOR THE             FOR THE
                                                                         PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                    FEBRUARY 28, 2006      MARCH 31, 2005       MARCH 31, 2004
------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ........................................       3,446,505,417       3,507,961,907        3,601,704,162
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .....          39,058,022          15,629,406            7,990,324
   SHARES REDEEMED - CLASS A ....................................      (3,356,332,374)     (3,363,212,712)      (3,704,540,683)
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .........         129,231,065         160,378,601          (94,846,197)
                                                                    -----------------    ----------------    -----------------
   SHARES SOLD - CLASS B ........................................                 N/A                 N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .....                 N/A                 N/A                  N/A
   SHARES REDEEMED - CLASS B ....................................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .........                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
   SHARES SOLD - ADMINISTRATOR CLASS ............................                 N/A                 N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     ADMINISTRATOR CLASS ........................................                 N/A                 N/A                  N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ........................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS ..........................................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
   SHARES SOLD - INSTITUTIONAL CLASS ............................                 N/A                 N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS ........................................                 N/A                 N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ........................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS ..........................................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
   SHARES SOLD - INVESTOR CLASS .................................                 N/A                 N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     INVESTOR CLASS .............................................                 N/A                 N/A                  N/A
   SHARES REDEEMED - INVESTOR CLASS .............................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR
   CLASS ........................................................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
   SHARES SOLD - SERVICE CLASS ..................................       1,055,035,049         899,858,046          827,986,814
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE
     CLASS ......................................................           5,609,147           2,327,260            1,644,614
   SHARES REDEEMED - SERVICE CLASS ..............................      (1,000,692,530)       (913,286,716)        (766,770,543)
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE
   CLASS ........................................................          59,951,666         (11,101,410)          62,860,885
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ..............................         189,182,731         149,277,191          (31,985,312)
                                                                    =================    ================    =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ....   $          11,035    $         (1,037)   $            (986)
                                                                    =================    ================    =================

(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATING TO FUND MERGERS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                            GOVERNMENT
                                                                                         MONEY MARKET FUND
                                                                    ----------------------------------------------------------
                                                                              FOR THE             FOR THE              FOR THE
                                                                         PERIOD ENDED          YEAR ENDED           YEAR ENDED
                                                                    FEBRUARY 28, 2006      MARCH 31, 2005    MARCH 31, 2004(1)
------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ........................................       1,423,421,663         665,433,163          550,880,064
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .....          24,283,852           5,244,228            1,439,561
   SHARES REDEEMED - CLASS A ....................................        (790,328,776)       (469,014,824)        (432,791,496)
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .........         657,376,739         201,662,567          119,528,129
                                                                    -----------------    ----------------    -----------------
   SHARES SOLD - CLASS B ........................................                 N/A                 N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .....                 N/A                 N/A                  N/A
   SHARES REDEEMED - CLASS B ....................................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .........                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
   SHARES SOLD - ADMINISTRATOR CLASS ............................       6,255,886,099       6,726,797,286        2,444,949,529
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     ADMINISTRATOR CLASS ........................................          19,662,362           3,947,147              149,018
   SHARES REDEEMED - ADMINISTRATOR CLASS ........................      (5,996,055,439)     (6,294,511,632)      (2,284,590,578)
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS ..........................................         279,493,022         436,232,801          160,507,969
                                                                    -----------------    ----------------    -----------------
   SHARES SOLD - INSTITUTIONAL CLASS ............................      34,712,207,816      35,402,384,904        9,872,411,099
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS ........................................          48,029,552          14,119,050            1,856,274
   SHARES REDEEMED - INSTITUTIONAL CLASS ........................     (34,216,354,098)    (32,923,357,239)      (8,402,552,128)
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS ..........................................         543,883,270       2,493,146,715        1,471,715,245
                                                                    -----------------    ----------------    -----------------
   SHARES SOLD - INVESTOR CLASS .................................                 N/A                 N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     INVESTOR CLASS .............................................                 N/A                 N/A                  N/A
   SHARES REDEEMED - INVESTOR CLASS .............................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR
   CLASS ........................................................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
   SHARES SOLD - SERVICE CLASS ..................................      38,013,954,252      37,225,402,698       35,380,913,143
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE
     CLASS ......................................................          16,985,185           9,082,897            7,382,031
   SHARES REDEEMED - SERVICE CLASS ..............................     (37,911,077,190)    (36,771,644,452)     (35,458,159,680)
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE
   CLASS ........................................................         119,862,247         462,841,143          (69,864,506)
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ..............................       1,600,615,278       3,593,883,226        1,681,886,837
                                                                    =================    ================    =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ....   $          55,141    $         31,018    $          31,018
                                                                    =================    ================    =================

                                                                                          MINNESOTA
                                                                                      MONEY MARKET FUND
                                                                    -----------------------------------------------------
                                                                              FOR THE            FOR THE          FOR THE
                                                                         PERIOD ENDED         YEAR ENDED       YEAR ENDED
                                                                    FEBRUARY 28, 2006     MARCH 31, 2005   MARCH 31, 2004
-------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ........................................         303,479,665        203,357,235      153,598,739
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .....           2,312,966            717,909          405,225
   SHARES REDEEMED - CLASS A ....................................        (286,023,599)      (202,113,139)    (163,999,185)
                                                                    -----------------    ---------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .........          19,769,032          1,962,005       (9,995,221)
                                                                    -----------------    ---------------   --------------
   SHARES SOLD - CLASS B ........................................                 N/A                N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .....                 N/A                N/A              N/A
   SHARES REDEEMED - CLASS B ....................................                 N/A                N/A              N/A
                                                                    -----------------    ---------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .........                 N/A                N/A              N/A
                                                                    -----------------    ---------------   --------------
   SHARES SOLD - ADMINISTRATOR CLASS ............................                 N/A                N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     ADMINISTRATOR CLASS ........................................                 N/A                N/A              N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ........................                 N/A                N/A              N/A
                                                                    -----------------    ---------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   ADMINISTRATOR CLASS ..........................................                 N/A                N/A              N/A
                                                                    -----------------    ---------------   --------------
   SHARES SOLD - INSTITUTIONAL CLASS ............................                 N/A                N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     INSTITUTIONAL CLASS ........................................                 N/A                N/A              N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ........................                 N/A                N/A              N/A
                                                                    -----------------    ---------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
   INSTITUTIONAL CLASS ..........................................                 N/A                N/A              N/A
                                                                    -----------------    ---------------   --------------
   SHARES SOLD - INVESTOR CLASS .................................                 N/A                N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
     INVESTOR CLASS .............................................                 N/A                N/A              N/A
   SHARES REDEEMED - INVESTOR CLASS .............................                 N/A                N/A              N/A
                                                                    -----------------    ---------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR
   CLASS ........................................................                 N/A                N/A              N/A
                                                                    -----------------    ---------------   --------------
   SHARES SOLD - SERVICE CLASS ..................................                 N/A                N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE
     CLASS ......................................................                 N/A                N/A              N/A
   SHARES REDEEMED - SERVICE CLASS ..............................                 N/A                N/A              N/A
                                                                    -----------------    ---------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE
   CLASS ........................................................                 N/A                N/A              N/A
                                                                    -----------------    ---------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ..............................          19,769,032          1,962,005       (9,995,221)
                                                                    =================    ===============   ==============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ....   $             318    $             0   $            1
                                                                    =================    ===============   ==============

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         MONEY MARKET FUND
                                                                    ----------------------------------------------------------
                                                                              FOR THE             FOR THE              FOR THE
                                                                         PERIOD ENDED          YEAR ENDED           YEAR ENDED
                                                                    FEBRUARY 28, 2006      MARCH 31, 2005       MARCH 31, 2004
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .........................................   $   6,562,374,104    $  7,285,971,813    $   8,610,935,861

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .................................         203,644,821          61,267,134           27,756,854
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ......................              23,194            (232,379)             (12,598)
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ...................................................         203,668,015          61,034,755           27,744,256
                                                                    -----------------    ----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ....................................................        (158,140,686)        (55,348,767)         (25,717,798)
     CLASS B ....................................................         (25,795,692)         (5,918,369)          (2,040,607)
     ADMINISTRATOR CLASS ........................................                 N/A                 N/A                  N/A
     INSTITUTIONAL CLASS ........................................                 N/A                 N/A                  N/A
     INVESTOR CLASS .............................................         (19,708,443)                N/A                  N/A
     SERVICE CLASS ..............................................                 N/A                 N/A                  N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ....................................................                   0              (4,045)                   0
     CLASS B ....................................................                   0                (433)                   0
     ADMINISTRATOR CLASS ........................................                 N/A                 N/A                  N/A
     INSTITUTIONAL CLASS ........................................                 N/A                 N/A                  N/A
     INVESTOR CLASS .............................................                   0                 N/A                  N/A
     SERVICE CLASS ..............................................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .............................        (203,644,821)        (61,271,614)         (27,758,405)
                                                                    -----------------    ----------------    -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..........................       6,475,521,273       6,208,728,777        5,305,356,826
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ......................         153,346,906          52,730,502           27,856,669
   COST OF SHARES REDEEMED - CLASS A ............................      (5,316,894,090)     (6,687,490,639)      (6,366,410,052)
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A .........................       1,311,974,089        (426,031,360)      (1,033,196,557)
                                                                    -----------------    ----------------    -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..........................       2,546,941,312       1,900,115,821        2,423,682,969
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ......................          25,765,793           5,909,213            2,277,975
   COST OF SHARES REDEEMED - CLASS B ............................      (2,601,917,657)     (2,203,354,524)      (2,717,714,286)
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B .........................         (29,210,552)       (297,329,490)        (291,753,342)
                                                                    -----------------    ----------------    -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ..............                 N/A                 N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..........                 N/A                 N/A                  N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS .............                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..............                 N/A                 N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..........                 N/A                 N/A                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .............                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...................       2,304,215,648                 N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ...............          19,019,788                 N/A                  N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS .....................      (1,622,963,773)                N/A                  N/A
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS ..................         700,271,663                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ....................                 N/A                 N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ................                 N/A                 N/A                  N/A
   COST OF SHARES REDEEMED - SERVICE CLASS ......................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - SERVICE CLASS ...................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ...................................       1,983,035,200        (723,360,850)      (1,324,949,899)
                                                                    =================    ================    =================
NET INCREASE (DECREASE) IN NET ASSETS ...........................       1,983,058,394        (723,597,709)      (1,324,964,048)
                                                                    =================    ================    =================
ENDING NET ASSETS ...............................................   $   8,545,432,498    $  6,562,374,104    $   7,285,971,813
                                                                    =================    ================    =================

(1) "PROCEEDS FROM SHARES SOLD' AND "SHARES SOLD" INCLUDE AMOUNTS RELATING TO FUND MERGERS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                             MUNICIPAL
                                                                                         MONEY MARKET FUND
                                                                    ----------------------------------------------------------
                                                                              FOR THE             FOR THE              FOR THE
                                                                         PERIOD ENDED          YEAR ENDED           YEAR ENDED
                                                                    FEBRUARY 28, 2006    OCTOBER 31, 2005     OCTOBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .........................................   $     597,924,498    $    875,447,446    $   1,563,333,313

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .................................           4,594,418          11,849,922            8,942,275
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ......................              (1,917)            (43,320)                   0
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ...................................................           4,592,501          11,806,602            8,942,275
                                                                    -----------------    ----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ....................................................                 N/A                 N/A                  N/A
     CLASS B ....................................................                 N/A                 N/A                  N/A
     ADMINISTRATOR CLASS ........................................                 N/A                 N/A                  N/A
     INSTITUTIONAL CLASS ........................................                 N/A                 N/A                  N/A
     INVESTOR CLASS .............................................          (4,594,417)        (11,849,922)          (8,942,275)
     SERVICE CLASS ..............................................                 N/A                 N/A                  N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ....................................................                 N/A                 N/A                  N/A
     CLASS B ....................................................                 N/A                 N/A                  N/A
     ADMINISTRATOR CLASS ........................................                 N/A                 N/A                  N/A
     INSTITUTIONAL CLASS ........................................                 N/A                 N/A                  N/A
     INVESTOR CLASS .............................................                   0                   0                    0
     SERVICE CLASS ..............................................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .............................          (4,594,417)        (11,849,922)          (8,942,275)
                                                                    -----------------    ----------------    -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..........................                 N/A                 N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ......................                 N/A                 N/A                  N/A
   COST OF SHARES REDEEMED - CLASS A ............................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A .........................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..........................                 N/A                 N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ......................                 N/A                 N/A                  N/A
   COST OF SHARES REDEEMED - CLASS B ............................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B .........................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ..............                 N/A                 N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..........                 N/A                 N/A                  N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS .............                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..............                 N/A                 N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..........                 N/A                 N/A                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .............                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...................         100,666,333         606,517,099        1,127,552,465
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ...............           4,437,583          12,512,687            8,528,232
   COST OF SHARES REDEEMED - INVESTOR CLASS .....................        (163,182,289)       (896,509,414)      (1,823,966,564)
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS ..................         (58,078,373)       (277,479,628)        (687,885,867)
                                                                    -----------------    ----------------    -----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ....................                 N/A                 N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ................                 N/A                 N/A                  N/A
   COST OF SHARES REDEEMED - SERVICE CLASS ......................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - SERVICE CLASS ...................                 N/A                 N/A                  N/A
                                                                    -----------------    ----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ...................................         (58,078,373)       (277,479,628)        (687,885,867)
                                                                    =================    ================    =================
NET INCREASE (DECREASE) IN NET ASSETS ...........................         (58,080,289)       (277,522,948)        (687,885,867)
                                                                    =================    ================    =================
ENDING NET ASSETS ...............................................   $     539,844,209    $    597,924,498    $     875,447,446
                                                                    =================    ================    =================

                                                                                        NATIONAL TAX-FREE
                                                                                        MONEY MARKET FUND
                                                                    --------------------------------------------------------
                                                                              FOR THE            FOR THE             FOR THE
                                                                         PERIOD ENDED         YEAR ENDED          YEAR ENDED
                                                                    FEBRUARY 28, 2006     MARCH 31, 2005   MARCH 31, 2004(1)
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .........................................   $   2,940,166,170    $ 2,186,314,686   $   1,528,551,577

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .................................          77,635,860         25,812,613          11,088,186
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ......................             324,627            (42,034)            319,581
                                                                    -----------------    ---------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ...................................................          77,960,487         25,770,579          11,407,767
                                                                    -----------------    ---------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ....................................................         (15,456,427)        (5,491,503)         (1,640,214)
     CLASS B ....................................................                 N/A                N/A                 N/A
     ADMINISTRATOR CLASS ........................................         (13,564,380)               N/A                 N/A
     INSTITUTIONAL CLASS ........................................         (23,214,258)        (8,196,846)         (1,416,669)
     INVESTOR CLASS .............................................                 N/A                N/A                 N/A
     SERVICE CLASS ..............................................         (25,400,794)       (12,124,264)         (8,041,932)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ....................................................             (60,602)           (78,320)                  0
     CLASS B ....................................................                 N/A                N/A                 N/A
     ADMINISTRATOR CLASS ........................................             (60,720)               N/A                 N/A
     INSTITUTIONAL CLASS ........................................             (18,417)          (116,904)                  0
     INVESTOR CLASS .............................................                 N/A                N/A                 N/A
     SERVICE CLASS ..............................................            (132,684)          (172,918)                  0
                                                                    -----------------    ---------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .............................         (77,908,282)       (26,180,755)        (11,098,815)
                                                                    -----------------    ---------------   -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..........................       1,660,036,058      1,518,234,814       1,399,010,816
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ......................          15,390,552          5,512,460           1,744,755
   COST OF SHARES REDEEMED - CLASS A ............................      (1,386,738,970)    (1,432,897,857)       (779,189,103)
                                                                    -----------------    ---------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A .........................         288,687,640         90,849,417         621,566,468
                                                                    -----------------    ---------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..........................                 N/A                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ......................                 N/A                N/A                 N/A
   COST OF SHARES REDEEMED - CLASS B ............................                 N/A                N/A                 N/A
                                                                    -----------------    ---------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B .........................                 N/A                N/A                 N/A
                                                                    -----------------    ---------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ..............       2,375,719,934                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..........          12,980,588                N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ................      (1,826,922,276)               N/A                 N/A
                                                                    -----------------    ---------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS .............         561,778,246                N/A                 N/A
                                                                    -----------------    ---------------   -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..............       8,362,985,778      6,349,839,660       1,282,046,088
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..........          11,441,904          4,396,109             686,683
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ................      (8,706,165,133)    (5,624,007,925)     (1,107,592,826)
                                                                    -----------------    ---------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .............        (331,737,451)       730,227,844         175,139,945
                                                                    -----------------    ---------------   -----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...................                 N/A                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ...............                 N/A                N/A                 N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS .....................                 N/A                N/A                 N/A
                                                                    -----------------    ---------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS ..................                 N/A                N/A                 N/A
                                                                    -----------------    ---------------   -----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ....................       2,735,514,476      2,722,964,422       2,154,668,524
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ................           9,010,437          4,566,856           3,080,212
   COST OF SHARES REDEEMED - SERVICE CLASS ......................      (2,779,471,560)    (2,794,346,879)     (2,297,000,992)
                                                                    -----------------    ---------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - SERVICE CLASS ...................         (34,946,647)       (66,815,601)       (139,252,256)
                                                                    -----------------    ---------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ...................................         483,781,788        754,261,660         657,454,157
                                                                    =================    ===============   =================
NET INCREASE (DECREASE) IN NET ASSETS ...........................         483,833,993        753,851,484         657,763,109
                                                                    =================    ===============   =================
ENDING NET ASSETS ...............................................   $   3,424,000,163    $ 2,940,166,170   $   2,186,314,686
                                                                    =================    ===============   =================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               MONEY MARKET FUND
                                                                             -----------------------------------------------------
                                                                                       FOR THE          FOR THE            FOR THE
                                                                                  PERIOD ENDED       YEAR ENDED         YEAR ENDED
                                                                             FEBRUARY 28, 2006   MARCH 31, 2005     MARCH 31, 2004
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................       6,475,521,272    6,208,728,777      5,305,356,829
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............         153,346,906       52,730,501         27,856,669
   SHARES REDEEMED - CLASS A .............................................      (5,316,894,089)  (6,687,490,639)    (6,366,410,052)
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................       1,311,974,089     (426,031,361)    (1,033,196,554)
                                                                             -----------------  ---------------  -----------------
   SHARES SOLD - CLASS B .................................................       2,546,941,312    1,900,115,821      2,423,682,969
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............          25,765,793        5,909,214          2,277,975
   SHARES REDEEMED - CLASS B .............................................      (2,601,917,656)  (2,203,354,524)    (2,717,714,286)
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................         (29,210,551)    (297,329,489)      (291,753,342)
                                                                             -----------------  ---------------  -----------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................                 N/A              N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..                 N/A              N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................                 N/A              N/A                N/A
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......                 N/A              N/A                N/A
                                                                             -----------------  ---------------  -----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................                 N/A              N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..                 N/A              N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................                 N/A              N/A                N/A
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......                 N/A              N/A                N/A
                                                                             -----------------  ---------------  -----------------
   SHARES SOLD - INVESTOR CLASS ..........................................       2,304,215,256              N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......          19,019,789              N/A                N/A
   SHARES REDEEMED - INVESTOR CLASS ......................................      (1,622,963,780)             N/A                N/A
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........         700,271,265              N/A                N/A
                                                                             -----------------  ---------------  -----------------
   SHARES SOLD - SERVICE CLASS ...........................................                 N/A              N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........                 N/A              N/A                N/A
   SHARES REDEEMED - SERVICE CLASS .......................................                 N/A              N/A                N/A
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............                 N/A              N/A                N/A
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................       1,983,034,803     (723,360,850)    (1,324,949,896)
                                                                             =================  ===============  =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............   $          55,845  $             0  $               2
                                                                             =================  ===============  =================

(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATING TO FUND MERGERS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                   MUNICIPAL
                                                                                               MONEY MARKET FUND
                                                                             -----------------------------------------------------
                                                                                       FOR THE           FOR THE           FOR THE
                                                                                  PERIOD ENDED        YEAR ENDED        YEAR ENDED
                                                                             FEBRUARY 28, 2006  OCTOBER 31, 2005  OCTOBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................                 N/A               N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............                 N/A               N/A               N/A
   SHARES REDEEMED - CLASS A .............................................                 N/A               N/A               N/A
                                                                             -----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................                 N/A               N/A               N/A
                                                                             -----------------  ----------------  ----------------
   SHARES SOLD - CLASS B .................................................                 N/A               N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............                 N/A               N/A               N/A
   SHARES REDEEMED - CLASS B .............................................                 N/A               N/A               N/A
                                                                             -----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................                 N/A               N/A               N/A
                                                                             -----------------  ----------------  ----------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................                 N/A               N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..                 N/A               N/A               N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................                 N/A               N/A               N/A
                                                                             -----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......                 N/A               N/A               N/A
                                                                             -----------------  ----------------  ----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................                 N/A               N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..                 N/A               N/A               N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................                 N/A               N/A               N/A
                                                                             -----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......                 N/A               N/A               N/A
                                                                             -----------------  ----------------  ----------------
   SHARES SOLD - INVESTOR CLASS ..........................................         100,666,334       606,517,099     1,127,552,464
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......           4,437,583        12,512,550         8,528,369
   SHARES REDEEMED - INVESTOR CLASS ......................................        (163,182,289)     (896,509,424)   (1,823,966,564)
                                                                             -----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........         (58,078,372)     (277,479,775)     (687,885,731)
                                                                             -----------------  ----------------  ----------------
   SHARES SOLD - SERVICE CLASS ...........................................                 N/A               N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........                 N/A               N/A               N/A
   SHARES REDEEMED - SERVICE CLASS .......................................                 N/A               N/A               N/A
                                                                             -----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............                 N/A               N/A               N/A
                                                                             -----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................         (58,078,372)     (277,479,775)     (687,885,731)
                                                                             =================  ================  ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............   $             243  $              0  $              0
                                                                             =================  ================  ================

                                                                                               NATIONAL TAX-FREE
                                                                                               MONEY MARKET FUND
                                                                             -----------------------------------------------------
                                                                                       FOR THE          FOR THE           FOR THE
                                                                                  PERIOD ENDED       YEAR ENDED         YEAR ENDED
                                                                             FEBRUARY 28, 2006   MARCH 31, 2005  MARCH 31, 2004(1)
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................       1,660,036,058    1,518,234,814      1,398,990,945
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............          15,390,552        5,512,459          1,744,755
   SHARES REDEEMED - CLASS A .............................................      (1,386,738,970)  (1,432,897,857)      (779,189,103)
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................         288,687,640       90,849,416        621,546,597
                                                                             -----------------  ---------------  -----------------
   SHARES SOLD - CLASS B .................................................                 N/A              N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............                 N/A              N/A                N/A
   SHARES REDEEMED - CLASS B .............................................                 N/A              N/A                N/A
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................                 N/A              N/A                N/A
                                                                             -----------------  ---------------  -----------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................       2,375,697,461              N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..          12,980,587              N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................      (1,826,922,276)             N/A                N/A
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......         561,755,772              N/A                N/A
                                                                             -----------------  ---------------  -----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................       8,362,985,778    6,349,839,660      1,282,046,089
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..          11,441,904        4,396,109            686,683
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................      (8,706,165,133)  (5,624,007,925)    (1,107,592,826)
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......        (331,737,451)     730,227,844        175,139,946
                                                                             -----------------  ---------------  -----------------
   SHARES SOLD - INVESTOR CLASS ..........................................                 N/A              N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......                 N/A              N/A                N/A
   SHARES REDEEMED - INVESTOR CLASS ......................................                 N/A              N/A                N/A
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........                 N/A              N/A                N/A
                                                                             -----------------  ---------------  -----------------
   SHARES SOLD - SERVICE CLASS ...........................................       2,735,514,477    2,722,964,590      2,154,668,543
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........           9,010,437        4,566,856          3,080,212
   SHARES REDEEMED - SERVICE CLASS .......................................      (2,779,471,560)  (2,794,346,879)    (2,297,000,992)
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............        (34,946,646)     (66,815,433)       (139,252,237)
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................         483,759,315      754,261,827        657,434,306
                                                                             =================  ===============  =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............   $           8,827  $             0  $               0
                                                                             =================  ===============  =================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 TREASURY PLUS
                                                                                               MONEY MARKET FUND
                                                                             -----------------------------------------------------
                                                                                       FOR THE          FOR THE            FOR THE
                                                                                  PERIOD ENDED       YEAR ENDED         YEAR ENDED
                                                                             FEBRUARY 28, 2006   MARCH 31, 2005  MARCH 31, 2004(1)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................   $   4,971,385,295  $ 5,747,241,499  $   2,773,473,140

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................         140,545,536       55,981,315         30,405,550
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................              53,832         (163,649)               696
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........         140,599,368       55,817,666         30,406,246
                                                                             -----------------  ---------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .............................................................         (72,949,376)     (24,276,293)        (6,292,757)
     CLASS B .............................................................                 N/A              N/A                N/A
     ADMINISTRATOR CLASS .................................................                 N/A              N/A                N/A
     INSTITUTIONAL CLASS .................................................         (38,279,612)     (19,346,848)       (16,199,925)
     SERVICE CLASS .......................................................         (29,316,547)     (12,358,177)        (7,912,868)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .............................................................                   0           (1,993)                 0
     CLASS B .............................................................                 N/A              N/A                N/A
     ADMINISTRATOR CLASS .................................................                 N/A              N/A                N/A
     INSTITUTIONAL CLASS .................................................                   0           (1,588)                 0
     SERVICE CLASS .......................................................                   0           (1,015)                 0
                                                                             -----------------  ---------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................        (140,545,535)     (55,985,914)       (30,405,550)
                                                                             -----------------  ---------------  -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................      12,146,396,546   10,429,884,979      8,521,232,089
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................          23,294,362        7,427,144          1,760,169
   COST OF SHARES REDEEMED - CLASS A .....................................     (11,893,116,301) (10,398,131,297)    (6,065,128,821)
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ................................................         276,574,607       39,180,826      2,457,863,437
                                                                             -----------------  ---------------  -----------------

   PROCEEDS FROM SHARES SOLD - CLASS B ...................................                 N/A              N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................                 N/A              N/A                N/A
   COST OF SHARES REDEEMED - CLASS B .....................................                 N/A              N/A                N/A
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ................................................                 N/A              N/A                N/A
                                                                             -----------------  ---------------  -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................                 N/A              N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................                 N/A              N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................                 N/A              N/A                N/A
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ....................................                 N/A              N/A                N/A
                                                                             -----------------  ---------------  -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................      16,041,775,506   30,679,921,452     72,140,884,611
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................          15,558,664        5,919,568          2,467,118
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................     (16,159,880,690) (31,381,603,066)   (71,744,782,379)
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ....................................        (102,546,520)    (695,762,046)       398,569,350
                                                                             -----------------  ---------------  -----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .............................      14,411,828,408   18,558,403,584     13,125,490,912
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .........................           4,064,352        1,815,019          1,767,648
   COST OF SHARES REDEEMED - SERVICE CLASS ...............................     (14,681,595,212) (18,679,325,339)   (13,009,923,684)
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ..........................................        (265,702,452)    (119,106,736)       117,334,876
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................         (91,674,365)    (775,687,956)     2,973,767,663
                                                                             =================  ===============  =================
NET INCREASE (DECREASE) IN NET ASSETS ....................................         (91,620,532)    (775,856,204)     2,973,768,359
                                                                             =================  ===============  =================
ENDING NET ASSETS ........................................................   $   4,879,764,763  $ 4,971,385,295  $   5,747,241,499
                                                                             =================  ===============  =================

(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATING TO FUND MERGERS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                 100% TREASURY
                                                                                               MONEY MARKET FUND
                                                                             -----------------------------------------------------
                                                                                       FOR THE          FOR THE            FOR THE
                                                                                  PERIOD ENDED       YEAR ENDED         YEAR ENDED
                                                                             FEBRUARY 28, 2006   MARCH 31, 2005     MARCH 31, 2004
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................   $   3,192,222,434  $ 3,140,902,133  $   2,934,927,382
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................          90,583,393       34,956,971         15,457,310
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................            (116,024)             999             89,370
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........          90,467,369       34,957,970         15,546,680
                                                                             -----------------  ---------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .............................................................          (4,456,262)      (1,554,213)          (736,608)
     CLASS B .............................................................                 N/A              N/A                N/A
     ADMINISTRATOR CLASS .................................................                 N/A              N/A                N/A
     INSTITUTIONAL CLASS .................................................                 N/A              N/A                N/A
     SERVICE CLASS .......................................................         (86,127,132)     (33,402,758)       (14,720,799)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .............................................................                   0           (3,210)                 0
     CLASS B .............................................................                 N/A              N/A                N/A
     ADMINISTRATOR CLASS .................................................                 N/A              N/A                N/A
     INSTITUTIONAL CLASS .................................................                 N/A              N/A                N/A
     SERVICE CLASS .......................................................                   0          (68,994)                 0
                                                                             -----------------  ---------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................         (90,583,394)     (35,029,175)       (15,457,407)
                                                                             -----------------  ---------------  -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................         398,909,877      319,141,466        449,479,514
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................           4,383,378        1,544,672            820,154
   COST OF SHARES REDEEMED - CLASS A .....................................        (362,135,295)    (323,331,614)      (496,707,697)
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS  - CLASS A ...............................................          41,157,960       (2,645,476)       (46,408,029)
                                                                             -----------------  ---------------  -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................                 N/A              N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................                 N/A              N/A                N/A
   COST OF SHARES REDEEMED - CLASS B .....................................                 N/A              N/A                N/A
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ................................................                 N/A              N/A                N/A
                                                                             -----------------  ---------------  -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................                 N/A              N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................                 N/A              N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................                 N/A              N/A                N/A
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ....................................                 N/A              N/A                N/A
                                                                             -----------------  ---------------  -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................                 N/A              N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................                 N/A              N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................                 N/A              N/A                N/A
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ....................................                N/A               N/A                N/A
                                                                             -----------------  ---------------  -----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .............................      19,212,585,427   17,521,081,934     17,576,961,049
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .........................          13,209,599        4,347,987          2,820,208
   COST OF SHARES REDEEMED - SERVICE CLASS ...............................     (18,675,877,986) (17,471,392,939)   (17,327,487,750)
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - SERVICE CLASS ..........................................         549,917,040       54,036,982        252,293,507
                                                                             -----------------  ---------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................         591,075,000       51,391,506        205,885,478
                                                                             =================  ===============  =================
NET INCREASE (DECREASE) IN NET ASSETS ....................................         590,958,975       51,320,301        205,974,751
                                                                             =================  ===============  =================
ENDING NET ASSETS ........................................................   $   3,783,181,409  $ 3,192,222,434  $   3,140,902,133
                                                                             =================  ===============  =================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS    STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                TREASURY PLUS
                                                                                              MONEY MARKET FUND
                                                                            -------------------------------------------------------
                                                                                      FOR THE           FOR THE             FOR THE
                                                                                 PERIOD ENDED        YEAR ENDED          YEAR ENDED
                                                                            FEBRUARY 28, 2006    MARCH 31, 2005   MARCH 31, 2004(1)
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................     12,146,396,381    10,429,884,979       8,521,278,167
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............         23,294,362         7,427,144           1,760,169
   SHARES REDEEMED - CLASS A .............................................    (11,893,116,301)  (10,398,131,297)     (6,065,128,821)
                                                                            -----------------   ---------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................        276,574,442        39,180,826       2,457,909,515
                                                                            -----------------   ---------------   -----------------
   SHARES SOLD - CLASS B .................................................                N/A               N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............                N/A               N/A                 N/A
   SHARES REDEEMED - CLASS B .............................................                N/A               N/A                 N/A
                                                                            -----------------   ---------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................                N/A               N/A                 N/A
                                                                            -----------------   ---------------   -----------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................                N/A               N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..                N/A               N/A                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................                N/A               N/A                 N/A
                                                                            -----------------   ---------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......                N/A               N/A                 N/A
                                                                            -----------------   ---------------   -----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................     16,041,775,507    30,679,921,450      72,140,884,610
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..         15,558,664         5,919,568           2,467,118
    SHARES REDEEMED - INSTITUTIONAL CLASS ................................    (16,159,880,690)  (31,381,603,066)    (71,744,782,379)
                                                                            -----------------   ---------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......       (102,546,519)     (695,762,048)        398,569,349
                                                                            -----------------   ---------------   -----------------
   SHARES SOLD - SERVICE CLASS ...........................................     14,411,828,408    18,558,403,584      13,125,490,912
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........          4,064,352         1,815,019           1,767,648
   SHARES REDEEMED - SERVICE CLASS .......................................    (14,681,595,212)  (18,679,325,339)    (13,009,923,684)
                                                                            -----------------   ---------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............       (265,702,452)     (119,106,736)        117,334,876
                                                                            -----------------   ---------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................        (91,674,529)     (775,687,958)      2,973,813,740
                                                                            =================   ===============   =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............  $          17,256   $           644   $          (3,441)
                                                                            =================   ===============   =================

(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATING TO FUND MERGERS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                 100% TREASURY
                                                                                                MONEY MARKET FUND
                                                                            -------------------------------------------------------
                                                                                      FOR THE           FOR THE             FOR THE
                                                                                 PERIOD ENDED        YEAR ENDED          YEAR ENDED
                                                                            FEBRUARY 28, 2006    MARCH 31, 2005      MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................        398,909,876       319,141,466         449,479,514
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............          4,383,378         1,544,672             820,154
   SHARES REDEEMED - CLASS A .............................................       (362,135,295)     (323,331,614)       (496,707,697)
                                                                            -----------------   ---------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................         41,157,959        (2,645,476)        (46,408,029)
                                                                            -----------------   ---------------   -----------------
   SHARES SOLD - CLASS B .................................................                N/A               N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............                N/A               N/A                 N/A
   SHARES REDEEMED - CLASS B .............................................                N/A               N/A                 N/A
                                                                            -----------------   ---------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................                N/A               N/A                 N/A
                                                                            -----------------   ---------------   -----------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................                N/A               N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..                N/A               N/A                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................                N/A               N/A                 N/A
                                                                            -----------------   ---------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......                N/A               N/A                 N/A
                                                                            -----------------   ---------------   -----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................                N/A               N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..                N/A               N/A                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................                N/A               N/A                 N/A
                                                                            -----------------   ---------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......                N/A               N/A                 N/A
                                                                            -----------------   ---------------   -----------------
   SHARES SOLD - SERVICE CLASS ...........................................     19,212,585,427    17,521,081,937      17,576,961,049
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........         13,209,599         4,347,987           2,820,208
   SHARES REDEEMED - SERVICE CLASS .......................................    (18,675,877,986)  (17,471,392,939)    (17,327,487,745)
                                                                            -----------------   ---------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............        549,917,040        54,036,985         252,293,512
                                                                            -----------------   ---------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................        591,074,999        51,391,509         205,885,483
                                                                            =================   ===============   =================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............  $         201,933   $       172,889   $          64,581
                                                                            =================   ===============   =================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               NET REALIZED
                                                    BEGINNING                           AND   DISTRIBUTIONS
                                                    NET ASSET          NET       UNREALIZED        FROM NET
                                                    VALUE PER   INVESTMENT   GAIN (LOSS) ON      INVESTMENT
                                                        SHARE       INCOME      INVESTMENTS          INCOME
------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........        $1.00         0.02             0.00           (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 .................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 .................        $1.00         0.00             0.00            0.00
APRIL 1, 2002 TO MARCH 31, 2003 .................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 .................        $1.00         0.02             0.00           (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 .................        $1.00         0.03             0.00           (0.03)

GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........        $1.00         0.03             0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 .................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 .................        $1.00         0.00             0.00            0.00
APRIL 1, 2002 TO MARCH 31, 2003 .................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 .................        $1.00         0.03             0.00           (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 .................        $1.00         0.06             0.00           (0.06)

MINNESOTA MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........        $1.00         0.02             0.00           (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 .................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 .................        $1.00         0.00             0.00            0.00
APRIL 1, 2002 TO MARCH 31, 2003 .................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 .................        $1.00         0.02             0.00           (0.02)
AUGUST 14, 2000(3) TO MARCH 31, 2001 ............        $1.00         0.02             0.00           (0.02)

MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........        $1.00         0.03             0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 .................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 .................        $1.00         0.00             0.00            0.00
APRIL 1, 2002 TO MARCH 31, 2003 .................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 .................        $1.00         0.03             0.00           (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 .................        $1.00         0.06             0.00           (0.06)

CLASS B
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........        $1.00         0.02             0.00           (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 .................        $1.00         0.00             0.00            0.00
APRIL 1, 2003 TO MARCH 31, 2004 .................        $1.00         0.00             0.00            0.00
APRIL 1, 2002 TO MARCH 31, 2003 .................        $1.00         0.00             0.00            0.00
APRIL 1, 2001 TO MARCH 31, 2002 .................        $1.00         0.02             0.00           (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 .................        $1.00         0.05             0.00           (0.05)

INVESTOR CLASS
APRIL 11, 2005(3) TO FEBRUARY 28, 2006(4) .......        $1.00         0.03             0.00           (0.03)

MUNICIPAL MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
NOVEMBER 1, 2005 TO FEBRUARY 28,2006(5) .........        $1.00         0.01             0.00           (0.01)
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ............        $1.00         0.02             0.00           (0.02)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............        $1.00         0.01             0.00           (0.01)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............        $1.00         0.01             0.00           (0.01)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............        $1.00         0.01             0.00           (0.01)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............        $1.00         0.03             0.00           (0.03)

NATIONAL TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........        $1.00         0.02             0.00           (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 .................        $1.00         0.01             0.00           (0.01)
JULY 28, 2003(3) TO MARCH 31, 2004 ..............        $1.00         0.00             0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                    DISTRIBUTIONS      ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                         FROM NET   NET ASSET   ----------------------------------------------------
                                                         REALIZED   VALUE PER   NET INVESTMENT       GROSS    EXPENSES          NET
                                                            GAINS       SHARE    INCOME (LOSS)    EXPENSES      WAIVED     EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........            0.00       $1.00             2.01%       0.84%      (0.19)%       0.65%
APRIL 1, 2004 TO MARCH 31, 2005 .................            0.00       $1.00             0.78%       0.84%      (0.19)%       0.65%
APRIL 1, 2003 TO MARCH 31, 2004 .................            0.00       $1.00             0.36%       0.85%      (0.20)%       0.65%
APRIL 1, 2002 TO MARCH 31, 2003 .................            0.00       $1.00             0.72%       0.77%      (0.12)%       0.65%
APRIL 1, 2001 TO MARCH 31, 2002 .................            0.00       $1.00             1.52%       0.77%      (0.12)%       0.65%
APRIL 1, 2000 TO MARCH 31, 2001 .................            0.00       $1.00             2.93%       0.77%      (0.12)%       0.65%

GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........            0.00       $1.00             3.13%       0.65%       0.00%        0.65%
APRIL 1, 2004 TO MARCH 31, 2005 .................            0.00       $1.00             1.17%       0.65%       0.00%        0.65%
APRIL 1, 2003 TO MARCH 31, 2004 .................            0.00       $1.00             0.46%       0.71%      (0.04)%       0.67%
APRIL 1, 2002 TO MARCH 31, 2003 .................            0.00       $1.00             0.97%       0.81%      (0.06)%       0.75%
APRIL 1, 2001 TO MARCH 31, 2002 .................            0.00       $1.00             2.33%       1.00%      (0.25)%       0.75%
APRIL 1, 2000 TO MARCH 31, 2001 .................            0.00       $1.00             5.69%       0.81%      (0.06)%       0.75%

MINNESOTA MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........            0.00       $1.00             1.90%       0.88%      (0.08)%       0.80%
APRIL 1, 2004 TO MARCH 31, 2005 .................            0.00       $1.00             0.66%       0.89%      (0.09)%       0.80%
APRIL 1, 2003 TO MARCH 31, 2004 .................            0.00       $1.00             0.28%       0.90%      (0.10)%       0.80%
APRIL 1, 2002 TO MARCH 31, 2003 .................            0.00       $1.00             0.72%       0.83%      (0.03)%       0.80%
APRIL 1, 2001 TO MARCH 31, 2002 .................            0.00       $1.00             1.65%       0.83%      (0.03)%       0.80%
AUGUST 14, 2000(3) TO MARCH 31, 2001 ............            0.00       $1.00             2.03%       0.56%      (0.05)%       0.51%

MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........            0.00       $1.00             2.96%       0.83%      (0.07)%       0.76%
APRIL 1, 2004 TO MARCH 31, 2005 .................            0.00       $1.00             1.02%       0.87%      (0.11)%       0.76%
APRIL 1, 2003 TO MARCH 31, 2004 .................            0.00       $1.00             0.41%       0.93%      (0.17)%       0.76%
APRIL 1, 2002 TO MARCH 31, 2003 .................            0.00       $1.00             1.01%       0.97%      (0.21)%       0.76%
APRIL 1, 2001 TO MARCH 31, 2002 .................            0.00       $1.00             2.58%       0.97%      (0.21)%       0.76%
APRIL 1, 2000 TO MARCH 31, 2001 .................            0.00       $1.00             5.60%       0.95%      (0.19)%       0.76%

CLASS B
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........            0.00       $1.00             2.16%       1.58%      (0.07)%       1.51%
APRIL 1, 2004 TO MARCH 31, 2005 .................            0.00       $1.00             0.41%       1.62%      (0.28)%       1.34%
APRIL 1, 2003 TO MARCH 31, 2004 .................            0.00       $1.00             0.12%       1.68%      (0.63)%       1.05%
APRIL 1, 2002 TO MARCH 31, 2003 .................            0.00       $1.00             0.32%       1.61%      (0.15)%       1.46%
APRIL 1, 2001 TO MARCH 31, 2002 .................            0.00       $1.00             1.76%       1.60%      (0.09)%       1.51%
APRIL 1, 2000 TO MARCH 31, 2001 .................            0.00       $1.00             4.86%       1.69%      (0.18)%       1.51%

INVESTOR CLASS
APRIL 11, 2005(3) TO FEBRUARY 28, 2006(4) .......            0.00       $1.00             3.02%       1.00%      (0.35)%       0.65%

MUNICIPAL MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
NOVEMBER 1, 2005 TO FEBRUARY 28,2006(5) .........            0.00       $1.00             2.45%       1.04%      (0.40)%       0.64%
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ............            0.00       $1.00             1.64%       0.86%      (0.20)%       0.66%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............            0.00       $1.00             0.81%       0.65%      (0.02)%       0.63%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............            0.00       $1.00             0.94%       0.61%       0.00%        0.61%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............            0.00       $1.00             1.42%       0.58%       0.00%        0.58%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............            0.00       $1.00             3.29%       0.57%       0.00%        0.57%

NATIONAL TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........            0.00       $1.00             2.07%       0.66%      (0.01)%       0.65%
APRIL 1, 2004 TO MARCH 31, 2005 .................            0.00       $1.00             0.80%       0.65%       0.00%        0.65%
JULY 28, 2003(3) TO MARCH 31, 2004 ..............            0.00       $1.00             0.37%       0.65%       0.00%        0.65%

                                                                   NET ASSETS AT
                                                       TOTAL       END OF PERIOD
                                                    RETURN(2)    (000'S OMITTED)
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........        1.85%       $ 2,552,430
APRIL 1, 2004 TO MARCH 31, 2005 .................        0.79%       $ 2,423,170
APRIL 1, 2003 TO MARCH 31, 2004 .................        0.36%       $ 2,262,957
APRIL 1, 2002 TO MARCH 31, 2003 .................        0.73%       $ 2,357,684
APRIL 1, 2001 TO MARCH 31, 2002 .................        1.54%       $ 2,448,719
APRIL 1, 2000 TO MARCH 31, 2001 .................        2.99%       $ 2,528,345

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........        2.78%       $ 1,224,209
APRIL 1, 2004 TO MARCH 31, 2005 .................        1.11%       $   566,832
APRIL 1, 2003 TO MARCH 31, 2004 .................        0.47%       $   365,169
APRIL 1, 2002 TO MARCH 31, 2003 .................        1.02%       $   245,642
APRIL 1, 2001 TO MARCH 31, 2002 .................        2.60%       $   144,577
APRIL 1, 2000 TO MARCH 31, 2001 .................        5.70%       $    72,460

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........        1.75%       $   138,917
APRIL 1, 2004 TO MARCH 31, 2005 .................        0.68%       $   119,148
APRIL 1, 2003 TO MARCH 31, 2004 .................        0.28%       $   117,237
APRIL 1, 2002 TO MARCH 31, 2003 .................        0.73%       $   127,193
APRIL 1, 2001 TO MARCH 31, 2002 .................        1.75%       $   141,873
AUGUST 14, 2000(3) TO MARCH 31, 2001 ............        2.07%       $   113,871

MONEY MARKET FUND
--------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........        2.69%       $ 6,580,685
APRIL 1, 2004 TO MARCH 31, 2005 .................        1.03%       $ 5,268,694
APRIL 1, 2003 TO MARCH 31, 2004 .................        0.41%       $ 5,694,911
APRIL 1, 2002 TO MARCH 31, 2003 .................        1.01%       $ 6,728,119
APRIL 1, 2001 TO MARCH 31, 2002 .................        2.54%       $ 7,835,864
APRIL 1, 2000 TO MARCH 31, 2001 .................        5.77%       $14,406,458

CLASS B
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........        1.99%       $ 1,264,470
APRIL 1, 2004 TO MARCH 31, 2005 .................        0.44%       $ 1,293,680
APRIL 1, 2003 TO MARCH 31, 2004 .................        0.12%       $ 1,591,061
APRIL 1, 2002 TO MARCH 31, 2003 .................        0.31%       $ 1,882,817
APRIL 1, 2001 TO MARCH 31, 2002 .................        1.78%       $ 2,373,287
APRIL 1, 2000 TO MARCH 31, 2001 .................        4.99%       $ 2,493,119

INVESTOR CLASS
APRIL 11, 2005(3) TO FEBRUARY 28, 2006(4) .......        2.74%       $   700,278

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
INVESTOR CLASS
NOVEMBER 1, 2005 TO FEBRUARY 28,2006(5) .........        0.81%       $   539,844
NOVEMBER 1, 2004 TO OCTOBER 31, 2005 ............        1.69%       $   597,924
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............        0.83%       $   875,447
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............        0.92%       $ 1,563,333
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............        1.42%       $ 2,066,885
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............        3.35%       $ 3,002,068

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........        1.89%       $ 1,001,084
APRIL 1, 2004 TO MARCH 31, 2005 .................        0.82%       $   712,405
JULY 28, 2003(3) TO MARCH 31, 2004 ..............        0.25%       $   621,663

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               NET REALIZED
                                                    BEGINNING                           AND   DISTRIBUTIONS
                                                    NET ASSET          NET       UNREALIZED        FROM NET
                                                    VALUE PER   INVESTMENT   GAIN (LOSS) ON      INVESTMENT
                                                        SHARE       INCOME      INVESTMENTS          INCOME
-----------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........       $1.00         0.03             0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 .................       $1.00         0.01             0.00           (0.01)
JULY 28, 2003(3) TO MARCH 31, 2004 ..............       $1.00         0.00             0.00            0.00

100% TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........       $1.00         0.02             0.00           (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 .................       $1.00         0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 .................       $1.00         0.00             0.00            0.00
APRIL 1, 2002 TO MARCH 31, 2003 .................       $1.00         0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 .................       $1.00         0.02             0.00           (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 .................       $1.00         0.05             0.00           (0.05)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                    DISTRIBUTIONS      ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                         FROM NET   NET ASSET   ---------------------------------------------------
                                                         REALIZED   VALUE PER   NET INVESTMENT       GROSS    EXPENSES          NET
                                                            GAINS       SHARE    INCOME (LOSS)    EXPENSES      WAIVED     EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........            0.00       $1.00             2.87%       0.65%       0.00%        0.65%
APRIL 1, 2004 TO MARCH 31, 2005 .................            0.00       $1.00             1.02%       0.66%      (0.01)%       0.65%
JULY 28, 2003(3) TO MARCH 31, 2004 ..............            0.00       $1.00             0.39%       0.66%      (0.01)%       0.65%

100% TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........            0.00       $1.00             2.72%       0.83%      (0.18)%       0.65%
APRIL 1, 2004 TO MARCH 31, 2005 .................            0.00       $1.00             0.94%       0.86%      (0.21)%       0.65%
APRIL 1, 2003 TO MARCH 31, 2004 .................            0.00       $1.00             0.37%       0.90%      (0.25)%       0.65%
APRIL 1, 2002 TO MARCH 31, 2003 .................            0.00       $1.00             0.94%       0.81%      (0.16)%       0.65%
APRIL 1, 2001 TO MARCH 31, 2002 .................            0.00       $1.00             2.33%       0.79%      (0.14)%       0.65%
APRIL 1, 2000 TO MARCH 31, 2001 .................            0.00       $1.00             5.28%       0.74%      (0.09)%       0.65%

                                                                   NET ASSETS AT
                                                        TOTAL      END OF PERIOD
                                                    RETURN(2)    (000'S OMITTED)
--------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........        2.64%   $     2,773,558
APRIL 1, 2004 TO MARCH 31, 2005 .................        1.02%   $     2,496,955
JULY 28, 2003(3) TO MARCH 31, 2004 ..............        0.26%   $     2,457,864

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ...........        2.50%   $       201,384
APRIL 1, 2004 TO MARCH 31, 2005 .................        0.96%   $       160,233
APRIL 1, 2003 TO MARCH 31, 2004 .................        0.36%   $       162,883
APRIL 1, 2002 TO MARCH 31, 2003 .................        0.96%   $       209,285
APRIL 1, 2001 TO MARCH 31, 2002 .................        2.48%   $       161,947
APRIL 1, 2000 TO MARCH 31, 2001 .................        5.39%   $        98,260

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3)   Commencement of operations.

(4)   The Fund changed its fiscal year end from March 31 to February 28.

(5)   The Fund changed its fiscal year end from October 31 to February 28.

NOTES TO FINANCIAL STATEMENTS           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

            Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at February 28, 2006, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund.

            Each Fund, except the California Tax-Free Money Market Fund and Minnesota Money Market Fund, is a diversified series of the Trust. The California Tax-Free Money Market Fund and Minnesota Money Market Fund are non-diversified series of the Trust.

            In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

            Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                     BEFORE REORGANIZATION                                 AFTER REORGANIZATION
                            ------------------------------------------------------------------------  ------------------------------
                                  Target Fund           Target Fund          Acquiring Fund**
                            Strong Florida Municipal  Strong Tax-Free  Wells Fargo National Tax-Free  Wells Fargo Advantage National
Fund                           Money Market Fund         Money Fund          Money Market Fund          Tax-Free Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
   Shares:
------------------------------------------------------------------------------------------------------------------------------------
      CLASS A                             N/A                    N/A             737,825,002                     737,825,002
------------------------------------------------------------------------------------------------------------------------------------
      ADMINISTRATOR CLASS*                N/A                    N/A                     N/A                     979,348,537
------------------------------------------------------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                 N/A                    N/A           1,203,664,926                   1,203,664,926
------------------------------------------------------------------------------------------------------------------------------------
      INVESTOR CLASS*              30,965,555            948,382,982                     N/A                             N/A
------------------------------------------------------------------------------------------------------------------------------------
      SERVICE CLASS                       N/A                    N/A           1,202,555,668                   1,202,555,668
------------------------------------------------------------------------------------------------------------------------------------
   Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
      CLASS A                             N/A                    N/A        $    737,834,448            $        737,834,448
------------------------------------------------------------------------------------------------------------------------------------
      ADMINISTRATOR CLASS*                N/A                    N/A                     N/A                     979,371,575
------------------------------------------------------------------------------------------------------------------------------------
      INSTITUTIONAL CLASS                 N/A                    N/A           1,203,577,280                   1,203,577,280
------------------------------------------------------------------------------------------------------------------------------------
      INVESTOR CLASS*            $ 30,965,555          $ 948,406,020                     N/A                             N/A
------------------------------------------------------------------------------------------------------------------------------------
      SERVICE CLASS                       N/A                    N/A           1,202,699,888                   1,202,699,888
------------------------------------------------------------------------------------------------------------------------------------
   Accumulated net realized
      gain (loss)                           0                (31,969)               (134,237)                       (166,206)
------------------------------------------------------------------------------------------------------------------------------------

      *EFFECTIVE AT THE CLOSE OF BUSINESS ON APRIL 8, 2005, INVESTOR CLASS OF STRONG FLORIDA MUNICIPAL MONEY MARKET FUND AND STRONG TAX-FREE MONEY FUND MERGED INTO ADMINISTRATOR CLASS OF WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND.

                                               BEFORE REORGANIZATION         AFTER REORGANIZATION
                                         --------------------------------   ---------------------
                                          Target Fund    Acquiring Fund**
                                         Strong Money      Wells Fargo      Wells Fargo Advantage
Fund                                      Market Fund   Money Market Fund     Money Market Fund
-------------------------------------------------------------------------------------------------
   Shares:
-------------------------------------------------------------------------------------------------
      CLASS A                                     N/A     5,337,272,510         5,337,272,510
-------------------------------------------------------------------------------------------------
      CLASS B                                     N/A     1,287,549,477         1,287,549,477
-------------------------------------------------------------------------------------------------
      INVESTOR CLASS                      945,858,106               N/A           945,858,106

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                               BEFORE REORGANIZATION        AFTER REORGANIZATION
                                         --------------------------------   ---------------------
                                         Target Fund     Acquiring Fund**
                                         Strong Money      Wells Fargo      Wells Fargo Advantage
Fund                                     Market Fund    Money Market Fund     Money Market Fund
-------------------------------------------------------------------------------------------------
   Net Assets:
-------------------------------------------------------------------------------------------------
      CLASS A                                     N/A    $ 5,337,619,603       $ 5,337,619,603
-------------------------------------------------------------------------------------------------
      CLASS B                                     N/A      1,287,581,570         1,287,581,570
-------------------------------------------------------------------------------------------------
      INVESTOR CLASS                     $945,858,107                N/A           945,858,107
-------------------------------------------------------------------------------------------------
   Accumulated net realized gain (loss)             0           (531,065)             (531,065)
-------------------------------------------------------------------------------------------------

**DESIGNATES THE ACCOUNTING SURVIVOR.

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund") acquired substantially all of the net assets of the following Target Fund ("Target Fund") through a tax-free exchange under section 368 of the Internal Revenue Code.

                            Acquiring Fund                                                   Target Fund
------------------------------------------------------------------------------------------------------------------------------------
  WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND - INVESTOR CLASS      STRONG MUNICIPAL MONEY MARKET FUND-INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------

      Effective at the close of business on June 6, 2003, the Wells Fargo Government Money Market Fund acquired all of the net assets of the Montgomery Government Money Market Fund. The Montgomery Government Money Market Fund exchanged its 180,530,053 Class R shares (valued at $180,585,365) for 180,530,053 Service Class shares of the Wells Fargo Government Money Market Fund.

      Effective at the close of business on July 25, 2003, the Government Money Market Fund acquired all of the net assets of the Government Institutional Money Market Fund. The Government Institutional Money Market Fund exchanged its 1,081,553,886 Institutional Class shares (valued at $1,081,553,928) for 1,081,553,886 Institutional Class shares of the Government Money Market Fund.

      Effective at the close of business on July 25, 2003, the National Tax-Free Money Market Fund (formerly named the National Tax-Free Institutional Money Market Fund) (the "Acquiring Fund") acquired all of the net assets of the National Tax-Free Money Market Fund (the "Target Fund"). The Target Fund exchanged its 667,850,273 Class A shares (valued at $667,870,144) for 667,850,273 Class A shares of the Acquiring Fund.

      Effective at the close of business on July 25, 2003, the Treasury Plus Money Market Fund (formerly named the Treasury Plus Institutional Money Market
Fund) (the "Acquiring Fund") acquired all of the net assets of the Treasury Plus Money Market Fund (the "Target Fund"). The Target Fund exchanged its 2,352,982,205 Class A shares (valued at $2,352,936,127) for 2,352,982,205 Class
A shares of the Acquiring Fund.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At February 28, 2006, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

                                              Undistributed Net   Undistributed Net   Paid-in
      Fund                                    Investment Income  Realized Gain/Loss   Capital
---------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE MONEY MARKET FUND       $ 12,073           $ (12,073)        $ 0
---------------------------------------------------------------------------------------------
      GOVERNMENT MONEY MARKET FUND                  24,124             (24,124)          0
---------------------------------------------------------------------------------------------
      MINNESOTA MONEY MARKET FUND                      317                (317)          0
---------------------------------------------------------------------------------------------
      MONEY MARKET FUND                             55,845             (55,845)          0
---------------------------------------------------------------------------------------------
      MUNICIPAL MONEY MARKET FUND                      242                (242)          0
---------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE MONEY MARKET FUND            8,826              (8,826)          0
---------------------------------------------------------------------------------------------
      TREASURY PLUS MONEY MARKET FUND               16,611             (16,611)          0
---------------------------------------------------------------------------------------------
      100% TREASURY MONEY MARKET FUND               29,045             (29,045)          0

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at February 28, 2006.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      At February 28, 2006, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

      Fund                                     Year Expires   Capital Loss Carryforwards
----------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE MONEY MARKET FUND         2014               $ 51,212
----------------------------------------------------------------------------------------
      MINNESOTA MONEY MARKET FUND                   2013                 15,025
                                                    2014                    326
----------------------------------------------------------------------------------------
      MONEY MARKET FUND                             2013                222,073
                                                    2014                 60,033
----------------------------------------------------------------------------------------

      Fund                                     Year Expires   Capital Loss Carryforwards
      MUNICIPAL MONEY MARKET FUND                   2013               $ 43,320
----------------------------------------------------------------------------------------
      TREASURY PLUS MONEY MARKET FUND               2013                135,324
----------------------------------------------------------------------------------------
      100% TREASURY MONEY MARKET FUND               2013                 37,866
                                                    2014                162,921

      At February 28, 2006, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                                    Deferred
                                                                  Post-October
      Fund                                                        Capital Loss
--------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE MONEY MARKET FUND                         $ 25,460
--------------------------------------------------------------------------------
      MUNICIPAL MONEY MARKET FUND                                      2,159
--------------------------------------------------------------------------------
      NATIONAL TAX-FREE MONEY MARKET FUND                             48,825
--------------------------------------------------------------------------------
      100% TREASURY MONEY MARKET FUND                                 58,512

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                        Sub-Advisory Fee
                                                  Advisory Fee*                                           (% of Average
                             Average Daily       (% of Average                        Average Daily         Daily Net
      Fund                     Net Assets       Daily Net Assets)    Sub-Adviser       Net Assets           Assets)**
------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE   First $1 billion          0.300         Wells Capital   First $1 billion          0.050
      MONEY MARKET FUND      Next $4 billion          0.275         Management       Next $2 billion          0.030
                             Over $5 billion          0.250         Incorporated     Next $3 billion          0.020
                                                                                     Over $6 billion          0.010
------------------------------------------------------------------------------------------------------------------------
      GOVERNMENT MONEY         All Levels             0.100         Wells Capital   First $1 billion          0.050
      MARKET FUND                                                   Management       Next $2 billion          0.030
                                                                    Incorporated     Next $3 billion          0.020
                                                                                     Over $6 billion          0.010

NOTES TO FINANCIAL STATEMENTS           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                        Sub-Advisory Fee
                                                  Advisory Fee*                                          (% of Average
                              Average Daily       (% of Average                       Average Daily         Daily Net
      Fund                      Net Assets      Daily Net Assets)    Sub-Adviser       Net Assets           Assets)**
------------------------------------------------------------------------------------------------------------------------
      MINNESOTA MONEY       First $1 billion            0.300       Wells Capital   First $1 billion           0.050
      MARKET FUND            Next $4 billion            0.275       Management       Next $2 billion           0.030
                             Over $5 billion            0.250       Incorporated     Next $3 billion           0.020
                                                                                     Over $6 billion           0.010
------------------------------------------------------------------------------------------------------------------------
      MONEY MARKET FUND     First $1 billion            0.300       Wells Capital   First $1 billion           0.050
                             Next $4 billion            0.275       Management       Next $2 billion           0.030
                             Over $5 billion            0.250       Incorporated     Next $3 billion           0.020
                                                                                     Over $6 billion           0.010
------------------------------------------------------------------------------------------------------------------------
      MUNICIPAL MONEY       First $1 billion            0.300***    Wells Capital   First $1 billion           0.050
      MARKET FUND            Next $4 billion            0.275***    Management       Next $2 billion           0.030
                             Over $5 billion            0.250***    Incorporated     Next $3 billion           0.020
                                                                                     Over $6 billion           0.010
------------------------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE           All Levels            0.100       Wells Capital   First $1 billion           0.050
      MONEY MARKET FUND                                             Management       Next $2 billion           0.030
                                                                    Incorporated     Next $3 billion           0.020
                                                                                     Over $6 billion           0.010
------------------------------------------------------------------------------------------------------------------------
      TREASURY PLUS               All Levels            0.100       Wells Capital   First $1 billion           0.050
      MONEY MARKET FUND                                             Management       Next $2 billion           0.030
                                                                    Incorporated     Next $3 billion           0.020
                                                                                     Over $6 billion           0.010
------------------------------------------------------------------------------------------------------------------------
      100% TREASURY         First $1 billion            0.300       Wells Capital   First $1 billion           0.050
      MONEY MARKET FUND      Next $4 billion            0.275       Management       Next $2 billion           0.030
                             Over $5 billion            0.250       Incorporated     Next $3 billion           0.020
                                                                                     Over $6 billion           0.010

      * Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at the following annual rates:

                                                                                                          Advisory Fee
                                                                                                         (% of Average
      Fund                                                                                              Daily Net Assets)
------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE MONEY MARKET FUND                                                                  0.300
------------------------------------------------------------------------------------------------------------------------
      GOVERNMENT MONEY MARKET FUND                                                                           0.100
------------------------------------------------------------------------------------------------------------------------
      MINNESOTA MONEY MARKET FUND                                                                            0.300
------------------------------------------------------------------------------------------------------------------------
      MONEY MARKET FUND                                                                                      0.400
------------------------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE MONEY MARKET FUND                                                                    0.100
------------------------------------------------------------------------------------------------------------------------
      TREASURY PLUS MONEY MARKET FUND                                                                        0.100
------------------------------------------------------------------------------------------------------------------------
      100% TREASURY MONEY MARKET FUND                                                                        0.350
------------------------------------------------------------------------------------------------------------------------

      **Effective January 1, 2006. Prior to January 1, 2006, sub-adviser(s) were entitled to be paid a monthly fee at the following rate:

                                                                          Sub-Advisory Fees
                                                        Average Daily      (% of Average
      Fund                        Sub-Adviser             Net Assets      Daily Net Assets)
--------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE   Wells Capital Management   First $1 billion         0.050
      MONEY MARKET FUND           Incorporated          Over $1 billion         0.040
--------------------------------------------------------------------------------------------
      GOVERNMENT            Wells Capital Management   First $1 billion         0.050
      MONEY MARKET FUND           Incorporated          Over $1 billion         0.040

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                                  Sub-Advisory Fees
                                                                               Average Daily        (% of Average
      Fund                                               Sub-Adviser             Net Assets       Daily Net Assets)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
      MINNESOTA                                   Wells Capital Management    First $1 billion          0.050
      MONEY MARKET FUND                                 Incorporated          Over $1 billion           0.040
-------------------------------------------------------------------------------------------------------------------
      MONEY MARKET FUND                           Wells Capital Management    First $1 billion          0.050
                                                        Incorporated          Over $1 billion           0.040
-------------------------------------------------------------------------------------------------------------------
      MUNICIPAL                                   Wells Capital Management    First $1 billion          0.050
      MONEY MARKET FUND                                 Incorporated          Over $1 billion           0.040
-------------------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE                           Wells Capital Management    First $1 billion          0.050
      MONEY MARKET FUND                                 Incorporated          Over $1 billion           0.040
-------------------------------------------------------------------------------------------------------------------
      TREASURY PLUS                               Wells Capital Management    First $1 billion          0.050
      MONEY MARKET FUND                                 Incorporated          Over $1 billion           0.040
-------------------------------------------------------------------------------------------------------------------
      100% TREASURY                               Wells Capital Management    First $1 billion          0.050
      MONEY MARKET FUND                                 Incorporated          Over $1 billion           0.040

            *** Effective April 11, 2005. Prior to January 1, 2005, Strong Capital Management, Inc. ("SCM") served as investment adviser to the predecessor Strong Fund and was entitled to receive an annual fee at the following rate; from January 1, 2005, through April 10, 2005, Funds Management served as interim adviser and was entitled to receive an annual fee at the same rate.

                                                             Advisory Fees
                                                             (% of Average
      Fund                                                 Daily Net Assets)
--------------------------------------------------------------------------------
      MUNICIPAL MONEY MARKET FUND                                 0.150
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

            The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                                     Admin Fee (% of
                                                       Average Daily Net Assets   Average Daily Net Assets)
-----------------------------------------------------------------------------------------------------------
      FUND LEVEL*                                          First $5 billion                0.05
      (EXCEPT MUNICIPAL MONEY MARKET FUND)                  Next $5 billion                0.04
                                                           Over $10 billion                0.03
-----------------------------------------------------------------------------------------------------------
      CLASS A                                                                              0.22
-----------------------------------------------------------------------------------------------------------
      CLASS B                                                                              0.22
-----------------------------------------------------------------------------------------------------------
      INVESTOR CLASS                                                                       0.39
-----------------------------------------------------------------------------------------------------------
      MUNICIPAL MONEY MARKET FUND**                        First $5 billion                0.44
                                                            Next $5 billion                0.43
                                                           Over $10 billion                0.42
-----------------------------------------------------------------------------------------------------------

            * Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a fund level administration fee of 0.05% of average daily net assets.

            ** Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to the predecessor Strong Fund and was entitled to receive an annual fee at the following rate:

                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
      INVESTOR CLASS**                                                0.37
--------------------------------------------------------------------------------

            The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") as the transfer agent of the Trust. BFDS served as the transfer agent to each of the predecessor Strong Funds effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds.

NOTES TO FINANCIAL STATEMENTS           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

            For financial statement presentation, transfer agent fees for the period from November 1, 2004, through April 10, 2005, as shown below, are included as part of administration fees.

                                                         Transfer Agent Fees and
      Fund                                                Other Related Expenses
--------------------------------------------------------------------------------
      MUNICIPAL MONEY MARKET FUND                               $ 244,979
--------------------------------------------------------------------------------

CUSTODY FEES

            The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
      ALL MONEY MARKET FUNDS                                           0.02
--------------------------------------------------------------------------------

            Prior to February 14, 2005, State Street Bank and Trust Co. ("State Street") served as custodian for each of the predecessor Strong Funds. State Street was entitled to receive certain fees, primarily based on transactions of the Fund.

SHAREHOLDER SERVICING FEES

            The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                Administrator   Institutional   Investor   Service
      Fund                            Class A        Class B        Class           Class         Class     Class
--------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE
      MONEY MARKET FUND                0.25%            N/A           N/A            N/A           N/A        0.25%*
--------------------------------------------------------------------------------------------------------------------
      GOVERNMENT MONEY
      MARKET FUND                      0.25%            N/A         0.10%          0.00%           N/A        0.25%
--------------------------------------------------------------------------------------------------------------------
      MINNESOTA MONEY
      MARKET FUND                      0.25%            N/A           N/A            N/A           N/A         N/A
--------------------------------------------------------------------------------------------------------------------
      MONEY MARKET FUND                0.25%          0.25%           N/A            N/A         0.25%         N/A
--------------------------------------------------------------------------------------------------------------------
      MUNICIPAL MONEY
      MARKET FUND                        N/A            N/A           N/A            N/A         0.25%         N/A
--------------------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE
      MONEY MARKET FUND                0.25%            N/A         0.10%          0.00%           N/A        0.25%
--------------------------------------------------------------------------------------------------------------------
      TREASURY PLUS MONEY
      MARKET FUND                      0.25%            N/A           N/A          0.00%           N/A        0.25%
--------------------------------------------------------------------------------------------------------------------
      100% TREASURY MONEY
      MARKET FUND                      0.25%            N/A           N/A            N/A           N/A        0.25%*

      * Effective August 2, 2004. Prior to August 2, 2004, these fund classes did not pay a shareholder servicing fee.

            For the period ended February 28, 2006, shareholder servicing fees paid were as follows:

                                                               Administrator   Institutional    Investor      Service
      Fund                            Class A      Class B         Class           Class          Class        Class
------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE
      MONEY MARKET FUND          $   5,296,731           N/A             N/A             N/A          N/A   $     929,814
------------------------------------------------------------------------------------------------------------------------
      GOVERNMENT MONEY
      MARKET FUND                    1,958,015           N/A        $727,729              $0          N/A      12,069,722
------------------------------------------------------------------------------------------------------------------------
      MINNESOTA MONEY
      MARKET FUND                      308,748           N/A             N/A             N/A          N/A             N/A
------------------------------------------------------------------------------------------------------------------------
      MONEY MARKET FUND             13,369,216   $ 2,984,127             N/A             N/A   $1,630,801             N/A

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               Administrator   Institutional    Investor      Service
      Fund                            Class A     Class B          Class           Class          Class        Class
-----------------------------------------------------------------------------------------------------------------------
      MUNICIPAL MONEY
      MARKET FUND                          N/A        N/A             N/A             N/A     $ 468,009             N/A
-----------------------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE
      MONEY MARKET FUND             $1,865,936        N/A        $568,639               0           N/A    $  2,854,372
-----------------------------------------------------------------------------------------------------------------------
      TREASURY PLUS
      MONEY MARKET FUND              6,364,995        N/A             N/A               0           N/A       2,453,520
-----------------------------------------------------------------------------------------------------------------------
      100% TREASURY MONEY
      MARKET FUND                      409,965        N/A             N/A             N/A           N/A       7,447,948

DISTRIBUTION FEES

            The Trust has adopted a Distribution Plan (the "Plan") for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.75% of average daily net assets. Prior to April 11, 2005, Stephens Inc. ("Stephens") served as distributor for the Fund and received an annual fee of up to 0.75% of average daily net assets from Class B shares of the Fund.

            For the period ended February 28, 2006, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

            PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

            Prior to February 14, 2005, State Street served as fund accountant for each of the predecessor Strong Funds. Fund accounting fees were paid by the Fund's administrator and not by the Fund.

WAIVED FEES AND REIMBURSED EXPENSES

            All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended February 28, 2006, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed through June 30, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                                    Net Operating Expense Ratios
      Fund                                               Class A               Class B             Investor Class
-----------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE MONEY MARKET FUND                  0.65%                N/A                     N/A
-----------------------------------------------------------------------------------------------------------------
      GOVERNMENT MONEY MARKET FUND                           0.65%                N/A                     N/A
-----------------------------------------------------------------------------------------------------------------
      MINNESOTA MONEY MARKET FUND                            0.80%                N/A                     N/A
-----------------------------------------------------------------------------------------------------------------
      MONEY MARKET FUND                                      0.76%              1.51%                   0.65%
-----------------------------------------------------------------------------------------------------------------
      MUNICIPAL MONEY MARKET FUND                              N/A                N/A                  0.64%*
-----------------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE MONEY MARKET FUND                    0.65%                N/A                     N/A
-----------------------------------------------------------------------------------------------------------------
      TREASURY PLUS MONEY MARKET FUND                        0.65%                N/A                     N/A
-----------------------------------------------------------------------------------------------------------------
      100% TREASURY MONEY MARKET FUND                        0.65%                N/A                     N/A

            *Prior to April 11, 2005, the predecessor Strong Funds' adviser ("SCM") and/or administrator ("SISI") could voluntarily waive or absorb certain expenses at their discretion. SISI also allocated to each fund certain charges or credits resulting from transfer agency banking activities based on each Class's level subscription and redemption activity. Transfer Agency Banking Credits allocated by SISI, if any, served to reduce the transfer agency expenses incurred by the funds. From November 1, 2004, through April 10, 2005, the expense offsets that were included in the waived fees and reimbursed expenses amount in the Statements of Operations were as follows:

                                                               Waived Fees and
                                                             Reimbursed Expenses
--------------------------------------------------------------------------------
      MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
         FUND LEVEL                                               $ 2,740
--------------------------------------------------------------------------------
         INVESTOR CLASS                                            12,192
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

4. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

            The tax character of distributions paid during the period ended February 28, 2006, was as follows:

                                                 Tax-Exempt          Ordinary       Long-Term     Dividends Paid
      Fund                                         Income             Income       Capital Gain   on Redemptions       Total
--------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE MONEY MARKET FUND    $ 50,732,739        $       1,646     $      0         $   0         $ 50,734,385
--------------------------------------------------------------------------------------------------------------------------------
      GOVERNMENT MONEY MARKET FUND                        0          335,710,052            0             0          335,710,052
--------------------------------------------------------------------------------------------------------------------------------
      MINNESOTA MONEY MARKET FUND                 2,352,643                    0            0             0            2,352,643
--------------------------------------------------------------------------------------------------------------------------------
      MONEY MARKET FUND                                   0          203,644,821            0             0          203,644,821
--------------------------------------------------------------------------------------------------------------------------------
      MUNICIPAL MONEY MARKET FUND                 4,594,417                    0            0             0            4,594,417
--------------------------------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE MONEY MARKET FUND        77,632,829                3,030      272,423             0           77,908,282
--------------------------------------------------------------------------------------------------------------------------------
      TREASURY PLUS MONEY MARKET FUND                     0          140,545,535            0             0          140,545,535
--------------------------------------------------------------------------------------------------------------------------------
      100% TREASURY MONEY MARKET FUND                     0           90,583,394            0             0           90,583,394

            The tax character of distributions paid during the year ended March 31, 2005, was as follows:

                                                Tax-Exempt           Ordinary       Long-Term     Dividends Paid
      Fund                                        Income              Income       Capital Gain   on Redemptions       Total
--------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE MONEY MARKET FUND    $ 20,703,445        $       5,432     $227,672         $   0         $ 20,936,549
--------------------------------------------------------------------------------------------------------------------------------
      GOVERNMENT MONEY MARKET FUND                        0          133,925,765            0             0          133,925,765
--------------------------------------------------------------------------------------------------------------------------------
      MINNESOTA MONEY MARKET FUND                   690,014               26,632        9,775             0              726,421
--------------------------------------------------------------------------------------------------------------------------------
      MONEY MARKET FUND                                   0           61,271,614            0             0           61,271,614
--------------------------------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE MONEY MARKET FUND        25,810,447              139,049      231,259             0           26,180,755
--------------------------------------------------------------------------------------------------------------------------------
      TREASURY PLUS MONEY MARKET FUND                     0           55,985,914            0             0           55,985,914
--------------------------------------------------------------------------------------------------------------------------------
      100% TREASURY MONEY MARKET FUND                     0           35,029,175            0             0           35,029,175
--------------------------------------------------------------------------------------------------------------------------------

            The tax character of distributions paid during the year ended October 31, 2005, was as follows:

                                                Tax-Exempt            Ordinary      Long-Term     Dividends Paid
      Fund                                        Income               Income      Capital Gain   on Redemptions       Total
--------------------------------------------------------------------------------------------------------------------------------
      MUNICIPAL MONEY MARKET FUND              $ 11,849,922        $           0      $   0           $   0         $ 11,849,922
--------------------------------------------------------------------------------------------------------------------------------

            The tax character of distributions paid during the year ended March 31, 2004, was as follows:

                                                 Tax-Exempt           Ordinary      Long-Term      Dividends Paid
            Fund                                   Income              Income      Capital Gain    on Redemptions       Total
--------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE MONEY MARKET FUND     $10,069,204        $           0    $  36,832          $   0         $10,106,036
--------------------------------------------------------------------------------------------------------------------------------
      GOVERNMENT MONEY MARKET FUND                        0           41,404,914            0              0          41,404,914
--------------------------------------------------------------------------------------------------------------------------------
      MINNESOTA MONEY MARKET FUND                   362,596                    0            0              0             362,596
--------------------------------------------------------------------------------------------------------------------------------
      MONEY MARKET FUND                                   0           27,758,405            0              0          27,758,405
--------------------------------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE MONEY MARKET FUND        11,088,187                8,122        2,506              0          11,098,815
--------------------------------------------------------------------------------------------------------------------------------
      TREASURY PLUS MONEY MARKET FUND                     0           30,405,550            0              0          30,405,550
--------------------------------------------------------------------------------------------------------------------------------
      100% TREASURY MONEY MARKET FUND                     0           15,457,407            0              0          15,457,407
--------------------------------------------------------------------------------------------------------------------------------

            The tax character of distributions paid during the year ended October 31, 2004, was as follows:

                                                 Tax-Exempt           Ordinary      Long-Term      Dividends Paid
      Fund                                         Income              Income      Capital Gain    on Redemptions       Total
--------------------------------------------------------------------------------------------------------------------------------
      MUNICIPAL MONEY MARKET FUND               $ 8,942,275        $           0    $       0          $   0        $  8,942,275
--------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

            As of February 28, 2006, the components of distributable earnings on a tax basis are shown on the table below:

                                Undistributed   Undistributed   Undistributed     Unrealized
                                 Tax-Exempt       Ordinary        Long-Term      Appreciation    Capital Loss
      Fund                          Income         Income       Capital Gain    (Depreciation)   Carryforward*        Total
-------------------------------------------------------------------------------------------------------------------------------
      CALIFORNIA TAX-FREE
      MONEY MARKET FUND         $     533,870   $           0   $           0   $            0   $     (76,672)  $     457,198
-------------------------------------------------------------------------------------------------------------------------------
      GOVERNMENT MONEY
      MARKET FUND                           0      24,709,832               0                0               0      24,709,832
-------------------------------------------------------------------------------------------------------------------------------
      MINNESOTA MONEY
      MARKET FUND                       4,759               0               0                0         (15,351)        (10,592)
-------------------------------------------------------------------------------------------------------------------------------
      MONEY MARKET FUND                     0         578,823               0                0        (282,106)        296,717
-------------------------------------------------------------------------------------------------------------------------------
      MUNICIPAL MONEY
      MARKET FUND                      31,278               0               0                0         (45,479)        (14,201)
-------------------------------------------------------------------------------------------------------------------------------
      NATIONAL TAX-FREE
      MONEY MARKET FUND             2,501,256               0               0                0         (48,825)      2,452,431
-------------------------------------------------------------------------------------------------------------------------------
      TREASURY PLUS
      MONEY MARKET FUND                     0       9,759,347               0                0        (135,324)      9,624,023
-------------------------------------------------------------------------------------------------------------------------------
      100% TREASURY MONEY
      MARKET FUND                           0       9,173,970               0                0        (259,299)      8,914,671

            *This amount includes any post-October loss, which will reverse on the first day of the following fiscal year.

5. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

            In 2004, the Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND CLASS A, CLASS B, AND INVESTOR CLASS SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, Municipal Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund (collectively the "Funds"), seven of the Funds constituting the Wells Fargo Funds Trust as of February 28, 2006, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. We have also audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Municipal Money Market Fund (the "Fund"), one of the Funds constituting the Wells Fargo Funds Trust as of February 28, 2006, and the related statements of operations, changes in net assets, and financial highlights for the period ended February 28, 2006 and the year ended October 31, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets and the financial highlights of the Municipal Money Market Fund for each of the years ended October 31, 2004, and prior, were audited by other auditors whose report dated December 6, 2004 expressed an unqualified opinion on those financial statements and financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2006, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Wells Fargo Funds Trust as of February 28, 2006, the results of their operations, changes in their net assets and their financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.

                                                             /s/ KPMG LLP

      Philadelphia, Pennsylvania
      April 17, 2006

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS          OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

            A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION (UNAUDITED)

            For federal and California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under
      Section 852(b)(5) of the Code and under Section 17145 of the California Revenue and Taxation Code:

                                                     % of the distributions paid
            Fund                                     from net investment income
      --------------------------------------------------------------------------
            CALIFORNIA TAX-FREE MONEY MARKET FUND                100
      --------------------------------------------------------------------------

            For federal income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

                                                     % of the distributions paid
            Fund                                      from net investment income
      --------------------------------------------------------------------------
            MINNESOTA MONEY MARKET FUND                          100
      --------------------------------------------------------------------------
            MUNICIPAL MONEY MARKET FUND                          100
      --------------------------------------------------------------------------
            NATIONAL TAX-FREE MONEY MARKET FUND                  100
      --------------------------------------------------------------------------

            For California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code:

                                                    % of the distributions paid
            Fund                                    from net investment income
      --------------------------------------------------------------------------
            100% TREASURY MONEY MARKET FUND                      100
      --------------------------------------------------------------------------

            Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as long-term capital gain dividends for the year:

            Fund                                       Long-Term Capital Gain
      --------------------------------------------------------------------------
            NATIONAL TAX-FREE MONEY MARKET FUND                $272,423
      --------------------------------------------------------------------------

            Pursuant to Section 871(k)(1)(c) of the Code, the Fund(s) designate(s) the following amount(s) as interest- related dividends:

            Fund                                                      Amount
      --------------------------------------------------------------------------
            GOVERNMENT MONEY MARKET FUND                           $335,710,052
      --------------------------------------------------------------------------
            MONEY MARKET FUND                                       203,644,821
      --------------------------------------------------------------------------
            TREASURY PLUS MONEY MARKET FUND                         140,545,535
      --------------------------------------------------------------------------
            100% TREASURY MONEY MARKET FUND                          90,583,394

OTHER INFORMATION (UNAUDITED)           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

            The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

            The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 140 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------------------
                                 POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
      NAME AND AGE               LENGTH OF SERVICE **      PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
      Thomas S. Goho             Trustee, since 1987       Chair of Finance, Wake Forest       None
      63                                                   University, since 2006. Benson-
                                                           Pruitt Professorship, Wake
                                                           Forest University, Calloway
                                                           School of Business and
                                                           Accountancy, since 1999.
-------------------------------------------------------------------------------------------------------------------
      Peter G. Gordon            Trustee, since 1998       Chairman, CEO, and Co-              None
      63                         (Chairman, since 2005)    Founder of Crystal Geyser
                                                           Water Company, and President
                                                           of Crystal Geyser Roxane Water
                                                           Company.
-------------------------------------------------------------------------------------------------------------------
      Richard M. Leach           Trustee, since 1987       Retired. Prior thereto, President   None
      72                                                   of Richard M. Leach Associates
                                                           (a financial consulting firm).
-------------------------------------------------------------------------------------------------------------------
      Olivia S. Mitchell         Trustee, since 2006       Professor of Insurance and Risk     None
      53                                                   Management, Wharton School,
                                                           University of Pennsylvania.
                                                           Director of the Boettner Center
                                                           on Pensions and Retirement.
                                                           Research Associate and Board
                                                           Member, Penn Aging Research
                                                           Center. Research Associate,
                                                           National Bureau of Economic
                                                           Research.
-------------------------------------------------------------------------------------------------------------------
      Timothy J. Penny           Trustee, since 1996       Senior Counselor to the public      None
      54                                                   relations firm of Himle-Horner,
                                                           and Senior Fellow at the
                                                           Humphrey Institute,
                                                           Minneapolis, Minnesota (a
                                                           public policy organization).
-------------------------------------------------------------------------------------------------------------------
      Donald C. Willeke          Trustee, since 1996       Principal of the law firm of        None
      65                                                   Willeke & Daniels.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

-------------------------------------------------------------------------------------------------------------------
                                POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
      NAME AND AGE              LENGTH OF SERVICE**       PAST FIVE YEARS                      OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
      J. Tucker Morse            Trustee, since 1987       Private Investor/Real Estate        None
      61                                                   Developer. Prior thereto,
                                                           Chairman of White Point
                                                           Capital, LLC until 2005.
-------------------------------------------------------------------------------------------------------------------

OFFICERS

-------------------------------------------------------------------------------------------------------------------
                                 POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
      NAME AND AGE               LENGTH OF SERVICE         PAST FIVE YEARS                     OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
      Karla M. Rabusch           President, since 2003     Executive Vice President of         None
      46                                                   Wells Fargo Bank, N.A. and
                                                           President of Wells Fargo Funds
                                                           Management, LLC. Senior Vice
                                                           President and Chief
                                                           Administrative Officer of Wells
                                                           Fargo Funds Management, LLC
                                                           from 2001 to 2003.
-------------------------------------------------------------------------------------------------------------------
      C. David Messman           Secretary, since 2000     Vice President and Managing         None
      45                                                   Senior Counsel of Wells Fargo
                                                           Bank, N.A. and Senior Vice
                                                           President and Secretary of Wells
                                                           Fargo Funds Management, LLC.
                                                           Vice President and Senior
                                                           Counsel of Wells Fargo Bank,
                                                           N.A. from 1996 to 2003.
-------------------------------------------------------------------------------------------------------------------
      A. Erdem Cimen             Treasurer, since 2006     Vice President of Wells Fargo       None
      32                                                   Bank, N.A. and Vice President
                                                           of Financial Operations for
                                                           Wells Fargo Funds Management,
                                                           LLC. Vice President and Group
                                                           Finance Officer of Wells Fargo
                                                           Bank, N.A. Auto Finance Group
                                                           from 2004 to 2006. Vice
                                                           President of Portfolio Risk
                                                           Management for Wells Fargo
                                                           Bank, N.A. Auto Finance Group
                                                           in 2004. Vice President of
                                                           Portfolio Research and Analysis
                                                           for Wells Fargo Bank, N.A. Auto
                                                           Finance Group from 2001 to
                                                           2004. Director of Small Business
                                                           Services Risk Management for
                                                           American Express Travel Related
                                                           Services from 2000 to 2001.
-------------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of February 28, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

LIST OF ABBREVIATIONS                   WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

      ABAG           -- Association of Bay Area Governments
      ADR            -- American Depository Receipts
      AMBAC          -- American Municipal Bond Assurance Corporation
      AMT            -- Alternative Minimum Tax
      ARM            -- Adjustable Rate Mortgages
      BART           -- Bay Area Rapid Transit
      CDA            -- Community Development Authority
      CDSC           -- Contingent Deferred Sales Charge
      CGIC           -- Capital Guaranty Insurance Company
      CGY            -- Capital Guaranty Corporation
      CMT            -- Constant Maturity Treasury
      COFI           -- Cost of Funds Index
      Connie Lee     -- Connie Lee Insurance Company
      COP            -- Certificate of Participation
      CP             -- Commercial Paper
      CTF            -- Common Trust Fund
      DW&P           -- Department of Water & Power
      DWR            -- Department of Water Resources
      EDFA           -- Education Finance Authority
      FFCB           -- Federal Farm Credit Bank
      FGIC           -- Financial Guaranty Insurance Corporation
      FHA            -- Federal Housing Authority
      FHLB           -- Federal Home Loan Bank
      FHLMC          -- Federal Home Loan Mortgage Corporation
      FNMA           -- Federal National Mortgage Association
      FRN            -- Floating Rate Notes
      FSA            -- Financial Security Assurance, Inc
      GDR            -- Global Depository Receipt
      GNMA           -- Government National Mortgage Association
      GO             -- General Obligation
      HFA            -- Housing Finance Authority
      HFFA           -- Health Facilities Financing Authority
      IDA            -- Industrial Development Authority
      IDR            -- Industrial Development Revenue
      LIBOR          -- London Interbank Offered Rate
      LLC            -- Limited Liability Corporation
      LOC            -- Letter of Credit
      LP             -- Limited Partnership
      MBIA           -- Municipal Bond Insurance Association
      MFHR           -- Multi-Family Housing Revenue
      MUD            -- Municipal Utility District
      MTN            -- Medium Term Note
      PCFA           -- Pollution Control Finance Authority
      PCR            -- Pollution Control Revenue
      PFA            -- Public Finance Authority
      PLC            -- Private Placement
      PSFG           -- Public School Fund Guaranty
      RAW            -- Revenue Anticipation Warrants
      RDA            -- Redevelopment Authority
      RDFA           -- Redevelopment Finance Authority
      R&D            -- Research & Development
      SFHR           -- Single Family Housing Revenue
      SFMR           -- Single Family Mortgage Revenue
      SLMA           -- Student Loan Marketing Association
      STEERS         -- Structured Enhanced Return Trust
      TBA            -- To Be Announced
      TRAN           -- Tax Revenue Anticipation Notes
      USD            -- Unified School District
      V/R            -- Variable Rate
      WEBS           -- World Equity Benchmark Shares
      XLCA           -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

-------------------
WELLS     ADVANTAGE
FARGO     FUNDS
-------------------

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds' Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

        ----------------------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
        ----------------------------------------------------------------

(C) 2006 Wells Fargo      www.wellsfargo.com/advantagefunds        RT56113 04-06
Advantage Funds, LLC.                                           AMMR/AR004 02-06
All rights reserved.

                                                            -----------------
                                                            WELLS   ADVANTAGE
                                                            FARGO   FUNDS
                                                            -----------------

          [GRAPHIC OMITTED]                      FEBRUARY 28, 2006

                                                   ANNUAL REPORT

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
ADMINISTRATOR, INSTITUTIONAL, AND SERVICE CLASS

Wells Fargo Advantage California Tax-Free Money Market Fund
Wells Fargo Advantage Cash Investment Money Market Fund
Wells Fargo Advantage Government Money Market Fund
Wells Fargo Advantage Heritage Money Market Fund(SM)
Wells Fargo Advantage National Tax-Free Money Market Fund
Wells Fargo Advantage Prime Investment Money Market Fund
Wells Fargo Advantage Treasury Plus Money Market Fund
Wells Fargo Advantage 100% Treasury Money Market Fund

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders......................................................   1
--------------------------------------------------------------------------------

Money Market Overview.......................................................   2
--------------------------------------------------------------------------------

Primary Investments.........................................................   4
--------------------------------------------------------------------------------

Performance Highlights
--------------------------------------------------------------------------------
    California Tax-Free Money Market Fund...................................   5
    Cash Investment Money Market Fund.......................................   6
    Government Money Market Fund............................................   7
    Heritage Money Market Fund..............................................   8
    National Tax-Free Money Market Fund.....................................   9
    Prime Investment Money Market Fund......................................  10
    Treasury Plus Money Market Fund.........................................  11
    100% Treasury Money Market Fund.........................................  12

Fund Expenses (Unaudited)...................................................  13
--------------------------------------------------------------------------------

Portfolio of Investments
--------------------------------------------------------------------------------
    California Tax-Free Money Market Fund...................................  15
    Cash Investment Money Market Fund.......................................  25
    Government Money Market Fund............................................  29
    Heritage Money Market Fund..............................................  32
    National Tax-Free Money Market Fund.....................................  35
    Prime Investment Money Market Fund......................................  50
    Treasury Plus Money Market Fund.........................................  53
    100% Treasury Money Market Fund.........................................  54

Financial Statements
--------------------------------------------------------------------------------
    Statements of Assets and Liabilities....................................  56
    Statements of Operations................................................  58
    Statements of Changes in Net Assets.....................................  62
    Financial Highlights....................................................  70

Notes to Financial Highlights...............................................  74
--------------------------------------------------------------------------------

Notes to Financial Statements...............................................  75
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm.....................  84
--------------------------------------------------------------------------------

Other Information (Unaudited) ..............................................  85
--------------------------------------------------------------------------------

List of Abbreviations.......................................................  88
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      I am pleased to provide you with this WELLS FARGO ADVANTAGE MONEY MARKET FUNDS annual report for the period that ended February 28, 2006. This particular annual report covers an 11-month reporting period for all of the Funds except the WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), for which this report covers a four-month period. The reporting periods are different because the year-end dates on the annual reports were changed. In the future, the Money Market Funds will have a year-end date of the last day of February and the semi-annual report will have an ending date of August 31. On the following pages, you will find the manager's money market overview and strategic outlook, as well as information about the holdings in the Funds.

THE ECONOMY
--------------------------------------------------------------------------------

      The U.S. economy continued to show signs of strength as steady long-term interest rates helped offset the impact of rising oil prices and further credit tightening by the Federal Reserve (the Fed). The real Gross Domestic Product
(GDP), the most comprehensive measure of economic activity, grew at an annual rate of 3.5% for 2005. That figure included the modest 1.6% GDP growth rate for the fourth quarter of 2005.

HIGHER INTEREST RATES
--------------------------------------------------------------------------------

      Money market rates continued to rise in 2005 as the Fed increased the target Federal funds rate by 0.25% at each of the Federal Open Market Committee meetings since June 2004. Consequently, the Federal funds rate has inched upward from a low of 1% to 4.50% by the end of February 2006.

LOOKING AHEAD
--------------------------------------------------------------------------------

      The Fed's monetary policy has become less predictable in 2006. In its latest policy statement, the Fed indicated that if the Federal funds rate were increased further, it would be in response to economic data rather than a continuation of the policy it established in 2004. The unpredictability of interest rates is another reason why we believe that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers--our subadvisers--chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent, long-term results offers our investors a firmer footing to navigate changing market conditions and move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM). We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                   MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This overview covers the 11-month period that ended February 28, 2006, for all the Funds except the WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND, for which this overview covers a four-month period that ended February 28, 2006.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      The Federal Open Market Committee (FOMC) raised the target Federal funds rate by 0.25% at each regularly scheduled meeting during the 11-month reporting period. This took the target rate from 2.75% on March 31, 2005, to 3.75% on October 31, 2005, before closing the period on February 28, 2006, at 4.50%. Although the FOMC made great strides toward being more transparent in its decision-making process, doubts continued in the marketplace regarding the pace and duration of interest rate increases. In particular, it was questionable whether the FOMC would pursue its course toward higher rates at its September 20, 2005, meeting in the wake of Hurricane Katrina. Some market participants thought the hurricane would have a negative impact on economic growth and that the FOMC would be forced to leave rates unchanged, at least for a short time. This potential pause in rising interest rates caused a brief, but sharp rally in the markets and dropped yields on the one-year London Interbank Offered Rate (LIBOR) from 4.31% on August 30, 2005, to 3.95% on September 2, 2005. But at its September 20 meeting, the FOMC acknowledged the tragedy of the hurricane and stated that the "dislocation of economic activity and boost to energy prices" resulting from the hurricane did not pose a "persistent threat"; then the FOMC raised rates by another 0.25%.

      The slope of the money market yield curve was volatile over the 11-month reporting period but generally moved to a flatter position. The spread between the one-month and one-year LIBOR was as wide as 0.98% on March 31, 2005, and as narrow as 0.28% on September 2, 2005. By October 31, 2005, the spread had widened to 0.63% before narrowing again in January. One-month rates moved consistently and steadily higher throughout the period. The volatility in the yield curve was caused by the inconsistent pace of increases in yields on the longer end of the money market yield curve. One-year rates began the period by moving lower, from 3.85% on March 31, 2005, to a low of 3.60% by mid-April 2005, before an erratic rise to 4.31% on August 30, 2005. From there, the market rallied sharply in the post-Katrina confusion to 3.95% on September 2, 2005, before resuming a fairly steady climb to 4.72% on October 31, 2005, and 5.15% by February 28, 2006.

      The amount of commercial paper (CP) outstanding continued to increase throughout the period. Total CP increased from $1.44 trillion on March 31, 2005, to $1.620 trillion on October 31, 2005, to $1.70 trillion on February 28, 2006. This increased supply led to more attractive yields on CP relative to other money market alternatives, especially U.S. Government and Treasury securities.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Yield spreads between LIBOR and U.S. Government agency securities remained wide during the period. The wider spreads resulted from a reduced supply of federal agency obligations available in the market. In addition, new borrowing saw significant declines caused by the impact of higher interest rates on mortgage refinancing and by new regulatory requirements that forced the largest government agencies to improve their capital ratios. If these two trends continue, yields on agency obligations may remain well below those of prime money market securities.

      For the most part, the government agency yield curve flattened during the period. The spread between one-month and one-year agencies was as wide as 1.01% on March 31, 2005, before narrowing to 0.37% in September 2005. The effects of Hurricane Katrina and the growing consensus that the FOMC may not raise interest rates at its September meeting were the main drivers of the curve flattening. However, after the FOMC confirmed its continued path of raising interest rates, the agency curve widened to 0.63% on October 31, 2005, and 0.57% on February 28, 2006, but still remained significantly flatter than at the beginning of the period.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      The trend in the direction of yields on short-term U.S. Treasury securities has defied the overall direction of general interest rates. While most money market yields have risen consistently, the yield on the U.S. Treasury bill has been more volatile. After slowly rising from 2.80% at the end of March 2005 to 3.50% in early August, the yield on a three-month U.S. Treasury bill traded in a narrow range during September, mostly between 3.45% and 3.55%. Several factors contributed to this narrow trading range, including demand from overseas investors and uncertainty as to whether the FOMC would raise interest rates at its September 20, 2005, meeting in the wake of Hurricane Katrina.

MONEY MARKET OVERVIEW                   WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      After it was confirmed in September that the FOMC would continue to increase interest rates, yields on U.S. Treasury bills moved precipitously higher in October. The yield as of October 31, 2005, was 3.88%, a one-month increase of 0.34%. However, seasonal factors began to take hold in early November, causing the yield once again to trade in a narrow range through the remainder of 2005, mostly between 3.95% and 4.05%.

      Beginning in January 2006, the yield on U.S. Treasury bills began a more consistent move upward in line with the rest of the market. A seasonal increase in supply along with an additional interest rate increase by the FOMC contributed to the rise in yields. The spread between the three-month U.S. Treasury bill and LIBOR narrowed from 0.38% on October 31, 2005, and a high of 0.61% in mid-December to 0.20% at the end of February 2006.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      Short-term tax-exempt rates were highly volatile during the period. Selling around the April 15, 2005, tax day reduced demand for Variable Rate Demand Notes (VRDNs), and rates rose. By June 2005, municipal rates declined as investors returned to the market. They stayed low throughout the summer even while the FOMC continued raising the Federal funds target rate. Municipal rates increased in September as the corporate tax day greatly lowered demand. Volatility increased as more investors switched between tax-exempt and taxable securities and the market struggled to find an equilibrium that would balance supply and demand. Rates spiked again in December as the demand for municipals waned at year-end. As interest payments and matured securities were reinvested in early January 2006, rates again fell dramatically, as much as 60 basis points on VRDNs.

      There has been a more gradual increase in VRDN levels than in the target Federal funds rate. The general levels for VRDNs moved from 2.12% at the beginning of the reporting period to 2.70% on October 31, 2005, to 3.18% on February 28, 2006.

      Most of the money market-eligible California fixed-rate notes are offered in June. In June 2005, offerings were greatly reduced from the previous year and initially led to lower yields. Further, many municipal market participants also believed that the FOMC would be slowing the pace of rate increases. Gradually, it became clear that the FOMC would not be stopping the rate increases anytime soon, and rates moved higher.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      We continue to manage the Funds to be highly sensitive to changes in money market rates. Our approach includes using shorter-term investments as well as floating- or variable-rate securities. This strategy has allowed the portfolio yields to adjust quickly in line with rising money market rates. We will continue to manage the Funds to take advantage of current rate trends, which we believe will continue to move higher.

      AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

--------------------------------------------------------------------------------
The views expressed are as of February 28, 2006, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                     PRIMARY INVESTMENTS
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------

                                             California     Cash                           National     Prime     Treasury    100%
WELLS FARGO ADVANTAGE MONEY MARKET FUND       Tax-Free   Investment  Government  Heritage  Tax-Free   Investment    Plus    Treasury
---------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
  U.S. Treasury Securities                                    X          X          X                     X           X        X
------------------------------------------------------------------------------------------------------------------------------------
  Repurchase Agreements                                       X          X          X                     X           X
------------------------------------------------------------------------------------------------------------------------------------
  U.S. Government Obligations                                 X          X          X                     X
------------------------------------------------------------------------------------------------------------------------------------
  Commercial Paper                                            X                     X                     X
------------------------------------------------------------------------------------------------------------------------------------
  Certificates of Deposit/Bankers Acceptance                  X                     X                     X
------------------------------------------------------------------------------------------------------------------------------------
  Time Deposits                                               X                     X                     X
------------------------------------------------------------------------------------------------------------------------------------
  Floating/Variable Rate Notes/Bonds              X           X                     X           X         X
------------------------------------------------------------------------------------------------------------------------------------
  Mortgage and Asset-Backed Securities                        X                     X                     X
------------------------------------------------------------------------------------------------------------------------------------
  Corporate Notes/Bonds                                       X                     X                     X
------------------------------------------------------------------------------------------------------------------------------------
  Municipal Obligations                           X                                             X
------------------------------------------------------------------------------------------------------------------------------------
  Municipal Commercial Paper                      X                                             X
------------------------------------------------------------------------------------------------------------------------------------

* The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND --
SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       01/01/1992

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                                                  6-Month*   11-Month*   1-Year    5-Year   10-Year
-----------------------------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund - Service Class (Incept. Date 11/08/1999)     1.19       2.04       2.16      1.29      2.04
-----------------------------------------------------------------------------------------------------------------------------------
Benchmark
-----------------------------------------------------------------------------------------------------------------------------------
  iMoneyNet California State Specific Institutional Money Fund Average 2            1.17       2.01       2.12      1.24      2.14
-----------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
    7-Day Current Yield                                                    2.68%
--------------------------------------------------------------------------------
    7-Day Compound Yield                                                   2.71%
--------------------------------------------------------------------------------
    30-Day Simple Yield                                                    2.62%
--------------------------------------------------------------------------------
    30-Day Compound Yield                                                  2.65%
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
    Weighted Average Maturity                                            19 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLES WERE DEPICTED AS PIE CHARTS IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                        9%
Municipal Demand Notes                           82%
Municipal Bonds                                   9%

MATURITY DISTRIBUTION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

Overnight                                         8%
2-14 days                                        80%
15-29 days                                        2%
30-59 days                                        2%
90-179 days                                       7%
180-269 days                                      1%

1 The Fund's adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.38%.

      Performance shown for the Service Class shares of the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND for periods prior to November 8, 1999 reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund, and includes fees and expenses that are not applicable to and are higher than those of the Service Class shares.

2 The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax-free and municipal money funds. You cannot invest directly in an Average.

3 Fund characteristics, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND --
ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       10/14/1987

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                                                    6-Month*  11-Month*  1-Year    5-Year   10-Year
-----------------------------------------------------------------------------------------------------------------------------------
Cash Investment Money Market Fund - Administrator Class (Incept. Date 07/31/2003)     1.87      3.06      3.27      2.02      3.70
-----------------------------------------------------------------------------------------------------------------------------------
Cash Investment Money Market Fund - Institutional Class (Incept. Date 11/08/1999)     1.94      3.21      3.42      2.21      3.83
-----------------------------------------------------------------------------------------------------------------------------------
Cash Investment Money Market Fund - Service Class (Incept. Date 10/14/1987)           1.79      2.92      3.11      1.94      3.66
-----------------------------------------------------------------------------------------------------------------------------------
Benchmark
-----------------------------------------------------------------------------------------------------------------------------------
  iMoneyNet First Tier Institutional Money Fund Average 2                             1.86      3.03      3.22      1.96      3.63
-----------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
                                      Administrator   Institutional      Service
--------------------------------------------------------------------------------
    7-Day Current Yield 1                 4.18%           4.33%           4.03%
--------------------------------------------------------------------------------
    7-Day Compound Yield                  4.27%           4.43%           4.11%
--------------------------------------------------------------------------------
    30-Day Simple Yield                   4.12%           4.27%           3.97%
--------------------------------------------------------------------------------
    30-Day Compound Yield                 4.20%           4.36%           4.04%
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
    Weighted Average Maturity                                            34 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLES WERE DEPICTED AS PIE CHARTS IN THE PRINTED MATERIAL.]

Floating/Variable Rate Bonds/Notes               19%
Repurchase Agreements                            30%
Time Deposits                                    14%
Commercial Paper                                 23%
Certificates of Deposit                           7%
Corporate Bonds                                   7%

MATURITY DISTRIBUTION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

2-14 days                                        25%
15-29 days                                        9%
30-59 days                                        5%
60-89 days                                        8%
90-179 days                                       3%
180-269 days                                      5%
270 + days                                        2%
Overnight                                        43%

1 The Fund's adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.09% for the Administrator Class shares, 4.21% for the Institutional Class shares and 3.92% for the Service Class shares.

      Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND for periods prior to July 31, 2003, reflects the performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to, and are higher than those of the Administrator Class shares. Performance shown for the Institutional Class shares of the Fund for periods prior to November 8, 1999, reflects performance of the Fund's Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares

2 The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper. You cannot invest directly in an Average.

3 Fund characteristics, portfolio composition and maturity distribution are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND --
ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       11/16/1987

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                                                6-Month*   11-Month*   1-Year    5-Year    10-Year
----------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund - Administrator Class (Incept. Date 07/31/2003)      1.86       3.05       3.25      1.95       3.57
----------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund - Institutional Class (Incept. Date 07/28/2003)      1.94       3.19       3.41      2.03       3.61
----------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund - Service Class (Incept. Date 11/16/1987)            1.79       2.91       3.10      1.87       3.52
----------------------------------------------------------------------------------------------------------------------------------
Benchmark
----------------------------------------------------------------------------------------------------------------------------------
  iMoneyNet Government & Agencies Institutional Money Fund Average 2              1.82       2.97       3.16      1.90         --
----------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
                                       Administrator   Institutional     Service
--------------------------------------------------------------------------------
    7-Day Current Yield                    4.18%           4.33%          4.03%
--------------------------------------------------------------------------------
    7-Day Compound Yield                   4.27%           4.42%          4.11%
--------------------------------------------------------------------------------
    30-Day Simple Yield                    4.14%           4.29%          3.99%
--------------------------------------------------------------------------------
    30-Day Compound Yield                  4.22%           4.38%          4.06%
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
    Weighted Average Maturity                                            30 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLES WERE DEPICTED AS PIE CHARTS IN THE PRINTED MATERIAL.]

Repurchase Agreements                            56%
FNMA                                             13%
FHLMC                                            11%
FHLB                                             13%
FFCB                                              7%

MATURITY DISTRIBUTION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

Overnight                                        60%
2-14 days                                         8%
15-29 days                                        9%
30-59 days                                        6%
60-89 days                                        4%
90-179 days                                       9%
180-269 days                                      3%
270 + days                                        1%

1 The Fund's adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.06% for the Administrator Class shares, 4.18% for the Institutional Class shares and 3.89% for the Service Class shares.

      Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND for periods prior to July 31, 2003, reflects the performance of the Fund's Service Class shares, and includes fees and expenses that are not applicable to, and are higher than, those of the Administrator Class shares. Performance shown for the Institutional Class shares of the Fund for periods prior to July 28, 2003, reflects performance of the Fund's Service Class shares and includes fees and expenses that are not applicable to, and are higher than those of the Institutional Class shares. Performance shown for the Service Class shares of the Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage U.S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market Fund), its predecessor fund.

2 The iMoneyNet Government & Agencies Institutional Money Fund Average includes the most broadly based of the government institutional funds. These funds may invest in U.S. Treasuries, U.S. Agencies, Repos, or government-backed floating rate notes. You cannot invest directly in an Average.

3 Fund characteristics, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND --
ADMINISTRATOR AND INSTITUTIONAL CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM) (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       06/29/1995

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                                                 4-Month*   6-Month*   1-Year    5-Year   10-Year
---------------------------------------------------------------------------------------------------------------------------------
Heritage Money Market Fund - Administrator Class (Incept. Date 06/29/1995)         1.29       1.87      3.26      2.00      3.78
---------------------------------------------------------------------------------------------------------------------------------
Heritage Money Market Fund - Institutional Class (Incept.  Date 03/31/2000)        1.36       1.97      3.47      2.22      3.91
---------------------------------------------------------------------------------------------------------------------------------
Benchmark
---------------------------------------------------------------------------------------------------------------------------------
  iMoneyNet First Tier Institutional Money Fund Average 2                          1.29       1.86      3.22      1.96      3.63
---------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
                                               Administrator       Institutional
--------------------------------------------------------------------------------
    7-Day Current Yield                            4.18%                4.38%
--------------------------------------------------------------------------------
    7-Day Compound Yield                           4.26%                4.47%
--------------------------------------------------------------------------------
    30-Day Simple Yield                            4.14%                4.34%
--------------------------------------------------------------------------------
    30-Day Compound Yield                          4.22%                4.43%
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
    Weighted Average Maturity                                            35 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLES WERE DEPICTED AS PIE CHARTS IN THE PRINTED MATERIAL.]

Time Deposits                                    11%
Commercial Paper                                 24%
Certificate of Deposit                            7%
FHLB                                              1%
Corporate Bonds                                   5%
Municipal Demand Notes                            2%
Floating/Variable Rate Bonds/Notes               14%
Repurchase Agreements                            36%

MATURITY DISTRIBUTION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

Overnight                                        46%
2-14 days                                        17%
15-29 days                                        9%
30-59 days                                        6%
60-89 days                                       11%
90-179 days                                       4%
180-269 days                                      5%
270 + days                                        2%

1 The Fund's adviser has committed through April 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses increased total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.16% for the Administrator Class shares and 4.28% for the Institutional Class shares.

      Performance shown for the Administrator Class and Institutional Class shares of the WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND for periods prior to April 11, 2005, reflects the performance of the Investor and Institutional Class shares, respectively, of the Strong Heritage Money Fund, its predecessor fund. Performance shown for the Institutional Class shares of the Fund for periods prior to March 31, 2000, reflects the performance of the predecessor fund's Investor Class shares, and has not been adjusted for the lower expense ratio of the Institutional Class shares.

2 The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper. You cannot invest directly in an Average.

3 Fund characteristics, portfolio composition and maturity distribution are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND (the Fund) seeks to provide current income exempt from federal income tax, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       01/07/1988

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                                                      6-Month*  11-Month*  1-Year   5-Year  10-Year
-----------------------------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund - Administrator Class  (Incept. Date 04/11/2005)    1.30      2.21      2.33     1.44     2.37
-----------------------------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund - Institutional Class (Incept. Date 11/08/1999)     1.35      2.31      2.46     1.62     2.49
-----------------------------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund - Service Class (Incept. Date 08/03/1993)           1.22      2.08      2.21     1.42     2.36
-----------------------------------------------------------------------------------------------------------------------------------
Benchmark
-----------------------------------------------------------------------------------------------------------------------------------
  iMoneyNet Tax-Free National Institutional Money Fund Average 2                        1.25      2.12      2.25     1.40     2.33
-----------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
                                      Administrator    Institutional     Service
--------------------------------------------------------------------------------
    7-Day Current Yield                   2.86%            2.96%          2.71%
--------------------------------------------------------------------------------
    7-Day Compound Yield                  2.90%            3.00%          2.75%
--------------------------------------------------------------------------------
    30-Day Simple Yield                   2.80%            2.90%          2.65%
--------------------------------------------------------------------------------
    30-Day Compound Yield                 2.84%            2.94%          2.69%
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
    Weighted Average Maturity                                            19 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLES WERE DEPICTED AS PIE CHARTS IN THE PRINTED MATERIAL.]

Municipal Commercial Paper                       14%
Municipal Demand Notes                           80%
Municipal Bonds                                   6%

MATURITY DISTRIBUTION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

Overnight                                        10%
2-14 days                                        76%
15-29 days                                        2%
30-59 days                                        5%
60-89 days                                        1%
90-179 days                                       3%
180-269 days                                      3%

1 The Fund's adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.46% for Administrator Class shares, 2.58% for Institutional Class shares and 2.29% for Service Class shares.

      Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND for periods prior to April 11, 2005, reflects the performance of the Service Class shares of the Fund and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. The Service Class shares annual returns are substantially similar to what the Administrator Class shares returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. Performance shown for the Institutional shares of the Fund for periods prior to November 8, 1999, reflects performance of the Fund's Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares.

2 The iMoneyNet Tax-Free National Institutional Money Fund Average includes all institutional national tax-free and municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under 6 months, put bonds over 6 months, AMT Paper, and other tax-free holdings. You cannot invest directly in an Average.

3 Fund characteristics, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND --
INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       09/02/1998

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                                                                                          Life of
                                                                                    6-Month*  11-Month*  1-Year   5-Year    Fund
---------------------------------------------------------------------------------------------------------------------------------
Prime Investment Money Market Fund - Institutional Class (Incept. Date 07/28/2003)    1.95      3.23      3.45     2.00     3.12
---------------------------------------------------------------------------------------------------------------------------------
Prime Investment Money Market Fund - Service Class (Incept. Date 09/02/1998)          1.78      2.90      3.09     1.81     3.00
---------------------------------------------------------------------------------------------------------------------------------
Benchmark
---------------------------------------------------------------------------------------------------------------------------------
  iMoneyNet First Tier Institutional Money Fund Average 2                             1.86      3.03      3.22     1.96     3.63
---------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
                                                      Institutional      Service
--------------------------------------------------------------------------------
    7-Day Current Yield                                   4.33%           3.98%
--------------------------------------------------------------------------------
    7-Day Compound Yield                                  4.42%           4.06%
--------------------------------------------------------------------------------
    30-Day Simple Yield                                   4.29%           3.94%
--------------------------------------------------------------------------------
    30-Day Compound Yield                                 4.38%           4.02%
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
    Weighted Average Maturity                                            31 days

PORTFOLIO COMPOSITION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

   [THE FOLLOWING TABLES WERE DEPICTED AS PIE CHARTS IN THE PRINTED MATERIAL.]

Floating/Variable Rate Bonds/Notes               15%
Repurchase Agreements                            33%
Time Deposits                                    13%
Commercial Paper                                 22%
Certificates of Deposit                          12%
Corporate Bonds                                   2%
Municipal Demand Notes                            1%
FHLB                                              1%
Bank Notes                                        1%

MATURITY DISTRIBUTION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------


Overnight                                        43%
2-14 days                                        20%
15-29 days                                       13%
30-59 days                                       10%
60-89 days                                        5%
90-179 days                                       1%
180-269 days                                      7%
270 + days                                        1%

1 The Fund's adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.26% for Institutional Class shares and 3.97% for Service Class shares.

      Performance shown for the Institutional Class shares of the WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND for periods prior to July 28, 2003, reflects performance of the Fund's Service Class shares and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown for the Service Class shares of the Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly public entities) shares of the Norwest Advantage Ready Cash Investment Funds, its predecessor fund.

2 The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper. You cannot invest directly in an Average.

3 Fund characteristics, portfolio composition and maturity distribution are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND --
INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       10/01/1985

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                                                  6-Month*   11-Month*   1-Year    5-Year   10-Year
-----------------------------------------------------------------------------------------------------------------------------------
Treasury Plus Money Market Fund - Institutional Class (Incept. Date 08/11/1995)     1.85       3.07       3.28      2.05      3.68
-----------------------------------------------------------------------------------------------------------------------------------
Treasury Plus Money Market Fund - Service Class (Incept. Date 10/01/1985)           1.70       2.78       2.97      1.78      3.44
-----------------------------------------------------------------------------------------------------------------------------------
Benchmark
-----------------------------------------------------------------------------------------------------------------------------------
  iMoneyNet Treasury & Repo Institutional Money Fund Average 2                      1.76       2.86       3.04      1.79        --
-----------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
                                                     Institutional       Service
    7-Day Current Yield                                  4.26%            3.96%
--------------------------------------------------------------------------------
    7-Day Compound Yield                                 4.35%            4.04%
--------------------------------------------------------------------------------
    30-Day Simple Yield                                  4.18%            3.88%
--------------------------------------------------------------------------------
    30-Day Compound Yield                                4.26%            3.95%
--------------------------------------------------------------------------------
FUND CHARACTERISTICS 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
    Weighted Average Maturity                                            14 days
--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLES WERE DEPICTED AS PIE CHARTS IN THE PRINTED MATERIAL.]

Repurchase Agreements                            73%
U.S. Treasury Bills                              23%
U.S. Treasury Notes                               4%

MATURITY DISTRIBUTION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

Overnight                                        73%
2-14 days                                         3%
15-29 days                                        7%
30-59 days                                        6%
60-89 days                                       10%
90-179 days                                       1%

1 The Fund's adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.18% for Institutional Class shares and 3.88% for Service Class shares.

      Performance shown for the Institutional and Service Class shares of the WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND for periods prior to November 8, 1999, reflects performance of the Institutional and Service Class shares, respectively, of the Stagecoach Treasury Plus Money Market Fund, its predecessor Fund, and for periods between September 6, 1996 and October 1, 1995, reflects performance of the Pacific American U.S. Treasury Portfolio, the predecessor portfolio.

2 The iMoneyNet Treasury & Repo Institutional Money Fund Average is an average of institutional government funds that hold U.S. Treasury securities and repurchase agreements backed by the U.S. Treasury. You cannot invest directly in an Average.

3 Fund characteristics, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND --
SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND (the Fund) seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
  David D. Sylvester                       12/03/1990

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                                             6-Month*    11-Month*   1-Year    5-Year    10-Year
--------------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund - Service Class (Incept. Date 12/03/1990)      1.62        2.64       2.81      1.70       3.30
--------------------------------------------------------------------------------------------------------------------------------
Benchmark
--------------------------------------------------------------------------------------------------------------------------------
  iMoneyNet Treasury Institutional Money Fund Average 2                        1.64        2.67       2.85      1.74         --
--------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
    7-Day Current Yield                                                    3.74%
--------------------------------------------------------------------------------
    7-Day Compound Yield                                                   3.81%
--------------------------------------------------------------------------------
    30-Day Simple Yield                                                    3.66%
--------------------------------------------------------------------------------
    30-Day Compound Yield                                                  3.73%
--------------------------------------------------------------------------------

FUND CHARACTERISTICS 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
    Weighted Average Maturity                                            45 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLES WERE DEPICTED AS PIE CHARTS IN THE PRINTED MATERIAL.]

U.S. Treasury Bills                              97%
U.S. Treasury Notes                               3%

MATURITY DISTRIBUTION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

2-14 days                                        14%
15-29 days                                       17%
30-59 days                                       38%
60-89 days                                       26%
90-179 days                                       5%

1 The Fund's adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.45%.

      Performance shown for the Service class shares of the WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund.

2 The iMoneyNet Treasury Institutional Money Fund Average includes only institutional funds that hold 100% in U.S. Treasury securities. You cannot invest directly in an Average.

3 Fund characteristics, portfolio composition and maturity distribution are subject to change.

FUND EXPENSES (UNAUDITED)               WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               Beginning         Ending
                                                                Account          Account         Expenses       Net Annual
                                                                 Value            Value        Paid During       Expense
                                                               09/01/2005       02/28/2006       Period(1)        Ratio
California Tax-Free Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund - Service Class
Actual                                                          $1,000.00       $1,011.90          $2.24           0.45%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                        $1,000.00       $1,022.56          $2.26           0.45%
Cash Investment Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
Cash Investment Money Market Fund - Administrator Class
Actual                                                          $1,000.00       $1,018.70          $1.75           0.35%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                        $1,000.00       $1,023.06          $1.76           0.35%
--------------------------------------------------------------------------------------------------------------------------
Cash Investment Money Market Fund - Institutional Class
Actual                                                          $1,000.00       $1,019.40          $1.00           0.20%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                        $1,000.00       $1,023.80          $1.00           0.20%
--------------------------------------------------------------------------------------------------------------------------
Cash Investment Money Market Fund - Service Class
Actual                                                          $1,000.00       $1,017.90          $2.50           0.50%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                        $1,000.00       $1,022.32          $2.51           0.50%
Government Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund - Administrator Class
Actual                                                          $1,000.00       $1,018.60          $1.75           0.35%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                        $1,000.00       $1,023.06          $1.76           0.35%
--------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund - Institutional Class
Actual                                                          $1,000.00       $1,019.40          $1.00           0.20%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                        $1,000.00       $1,023.80          $1.00           0.20%
--------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund - Service Class
Actual                                                          $1,000.00       $1,017.90          $2.50           0.50%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                        $1,000.00       $1,022.32          $2.51           0.50%
--------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS               FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                               Beginning         Ending
                                                                Account          Account         Expenses       Net Annual
                                                                 Value            Value        Paid During       Expense
                                                               09/01/2005       02/28/2006       Period(1)        Ratio
Heritage Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
Heritage Money Market Fund - Administrator Class
Actual                                                          $1,000.00       $1,018.70          $1.90           0.38%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                        $1,000.00       $1,022.91          $1.91           0.38%
--------------------------------------------------------------------------------------------------------------------------
Heritage Money Market Fund - Institutional Class
Actual                                                          $1,000.00       $1,019.70          $0.90           0.18%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                        $1,000.00       $1,023.90          $0.90           0.18%
National Tax-Free Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund - Administrator Class
Actual                                                          $1,000.00       $1,013.00          $1.50           0.30%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                        $1,000.00       $1,023.31          $1.51           0.30%
--------------------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund - Institutional Class
Actual                                                          $1,000.00       $1,013.50          $1.00           0.20%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                        $1,000.00       $1,023.80          $1.00           0.20%
--------------------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund - Service Class
Actual                                                          $1,000.00       $1,012.20          $2.25           0.45%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                        $1,000.00       $1,022.56          $2.26           0.45%
Prime Investment Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
Prime Investment Money Market Fund - Institutional Class
Actual                                                          $1,000.00       $1,019.50          $1.00           0.20%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                        $1,000.00       $1,023.80          $1.00           0.20%
--------------------------------------------------------------------------------------------------------------------------
Prime Investment Money Market Fund - Service Class
Actual                                                          $1,000.00       $1,017.80          $2.75           0.55%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                        $1,000.00       $1,022.07          $2.76           0.55%
Treasury Plus Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
Treasury Plus Money Market Fund -  Institutional Class
Actual                                                          $1,000.00       $1,018.50          $1.00           0.20%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                        $1,000.00       $1,023.80          $1.00           0.20%
--------------------------------------------------------------------------------------------------------------------------
Treasury Plus Money Market Fund - Service Class
Actual                                                          $1,000.00       $1,017.00          $2.50           0.50%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                        $1,000.00       $1,022.32          $2.51           0.50%
100% Treasury Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund - Service Class
Actual                                                          $1,000.00       $1,016.20          $2.50           0.50%
--------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                        $1,000.00       $1,022.32          $2.51           0.50%
--------------------------------------------------------------------------------------------------------------------------

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 91.58%

CALIFORNIA - 88.36%
$    8,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA HOUSING
                REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING REVENUE LOC)~+/-             4.65%      07/01/2008    $    8,000,000
     7,675,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA JEWISH
                COMMUNITY CENTER PROJECT ALLIED IRISH BANK LOC (RECREATIONAL
                FACILITIES REVENUE LOC)~+/-                                                 2.95       11/15/2031         7,675,000
    11,200,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
                FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)~+/-                     3.21       07/15/2035        11,200,000
     6,965,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
                GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA (HOUSING
                REVENUE LOC)~+/-                                                            3.21       09/15/2032         6,965,000
    10,520,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
                GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)~+/-                        3.24       03/15/2037        10,520,000
     9,565,000  ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A (OTHER REVENUE, AMBAC
                INSURED)~+/-                                                                2.95       11/01/2034         9,565,000
     5,930,000  AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP
                SERIES A (HOUSING REVENUE LOC)~+/-                                          3.16       09/15/2033         5,930,000
     7,675,000  ALHAMBRA CA USD (PROPERTY TAX REVENUE LOC)~+/-                              3.22       08/01/2026         7,675,000
        20,000  ANAHEIM CA HOUSING AUTHORITY MFHR FOUNTAIN ANAHEIM HILLS
                SERIES A COLLATERALIZED BY FNMA (MFHR LOC)~+/-                              3.24       02/15/2033            20,000
     4,145,000  ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS SERIES B
                COLLATERALIZED BY FNMA (MFHR LOC)~+/-                                       3.20       05/15/2027         4,145,000
     5,300,000  ANAHEIM CA HOUSING AUTHORITY MFHR SEA WIND APARTMENTS PROJECT
                SERIES C COLLATERALIZED BY FNMA (MFHR LOC)~+/-                              3.24       07/15/2033         5,300,000
     8,160,000  ANAHEIM CA PFA LEASE REVENUE FSA INSURED (OTHER REVENUE LOC)~+/-            3.22       09/01/2024         8,160,000
    35,000,000  BAY AREA CA TOLL AUTHORITY SAN FRANCISCO BAY AREA SERIES B1
                (TOLL ROAD REVENUE, AMBAC INSURED)~+/-                                      3.13       04/01/2045        35,000,000
    14,500,000  BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION
                PROJECT SERIES A (IDR LOC)~+/-                                              3.21       12/01/2028        14,500,000
     3,640,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART CENTER
                DESIGN COLLEGE SERIES A ALLIED IRISH BANK PLC LOC (EDUCATIONAL
                FACILITIES REVENUE LOC)~+/-                                                 3.23       12/01/2032         3,640,000
     2,520,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE CTFS SERIES 113
                GENERAL OBLIGATION OF UNIVERSITY (EDUCATIONAL FACILITIES REVENUE
                LOC)~+/-                                                                    3.19       12/01/2027         2,520,000
     8,090,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE SANTA CLARA
                UNIVERSITY SERIES B MBIA INSURED (EDUCATIONAL FACILITIES REVENUE
                LOC)~+/-                                                                    3.13       02/01/2032         8,090,000
    40,700,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD
                UNIVERSITY SERIES S4 (COLLEGE & UNIVERSITY REVENUE LOC)~+/-                 3.12       11/01/2049        40,700,000
    17,530,000  CALIFORNIA HFA REVENUE (HOUSING REVENUE LOC)~+/-                            3.22       02/01/2008        17,530,000
    44,700,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E1 (HOUSING REVENUE
                LOC)~+/-                                                                    3.23       02/01/2023        44,700,000
     1,050,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E2 (HOUSING REVENUE)~+/-        3.23       02/01/2035         1,050,000
     9,900,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING REVENUE
                LOC)~+/-                                                                    3.23       02/01/2032         9,900,000
    25,945,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING REVENUE)~+/-         3.23       02/01/2038        25,945,000
    12,265,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F FSA INSURED
                (HOUSING REVENUE LOC)~+/-                                                   3.21       02/01/2034        12,265,000
     4,600,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING REVENUE
                LOC)~+/-                                                                    3.20       02/01/2017         4,600,000
     5,360,000  CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING REVENUE
                LOC)~+/-                                                                    3.23       08/01/2036         5,360,000
     9,000,000  CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES A
                (HFFA REVENUE, JP MORGAN CHASE BANK LOC)~+/-                                2.93       09/01/2025         9,000,000
     5,300,000  CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES B KBC BANK
                NV LOC (HFFA REVENUE LOC)~+/-                                               2.93       09/01/2025         5,300,000
     8,070,000  CALIFORNIA HFFA REVENUE SERIES B (HEALTHCARE FACILITIES REVENUE
                LOC)~+/-                                                                    3.10       08/01/2021         8,070,000
       575,000  CALIFORNIA HOME MORTGAGE SERIES F (HOUSING REVENUE, FIRST SECURITY
                BANK LOC)~+/-                                                               3.21       02/01/2022           575,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$    2,025,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR FISH HOUSE
                FOODS INCORPORATED PROJECT COMERICA BANK CA LOC
                (ECONOMIC DEVELOPMENT REVENUE LOC)~+/-                                      3.25%      09/01/2024    $    2,025,000
     6,150,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SAN
                FRANCISCO BALLET ASSOCIATION (ECONOMIC DEVELOPMENT REVENUE LOC)~+/-         3.18       07/01/2032         6,150,000
     5,045,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SOUTHERN
                CALIFORNIA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH BANK
                PLC LOC)~+/-                                                                2.95       09/01/2025         5,045,000
     4,200,000  CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES F (IDR, BANK ONE
                CHICAGO NA LOC)~+/-                                                         2.97       11/01/2026         4,200,000
     3,400,000  CALIFORNIA PCFA PCR WADHAM ENERGY (PCR LOC)~+/-                             3.20       11/01/2017         3,400,000
    32,255,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY SERIES A
                (EDUCATIONAL FACILITIES REVENUE LOC)                                        4.00       07/06/2006        32,395,030
     4,410,000  CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATE CERTIFICATES
                PARTNERSHIP IMPORTANT FINANCING PROJECT SERIES C (LEASE REVENUE
                LOC)~+/-                                                                    3.10       07/01/2022         4,410,000
    68,430,000  CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)~+/-              3.15       07/01/2035        68,430,000
    21,500,000  CALIFORNIA SERIES I (HFFA REVENUE, BANK OF AMERICA NA LOC)~+/-              3.19       07/01/2035        21,500,000
    57,550,000  CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)~+/-              3.15       07/01/2033        57,550,000
     7,200,000  CALIFORNIA SERIES K (HFFA REVENUE, BANK OF AMERICA NA LOC)~+/-              3.19       07/01/2033         7,200,000
    20,500,000  CALIFORNIA STATE (PROPERTY TAX REVENUE LOC)~+/-                             3.10       05/01/2034        20,500,000
     5,300,000  CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)~+/-                   3.22       03/01/2024         5,300,000
     3,150,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES A1
                (PROPERTY TAX REVENUE, CITIBANK NA LOC)~+/-                                 2.95       05/01/2034         3,150,000
    11,100,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B2
                (PROPERTY TAX REVENUE, CITIBANK NA LOC)~+/-                                 2.94       05/01/2034        11,100,000
     4,410,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B3
                (PROPERTY TAX REVENUE, CITIBANK NA LOC)~+/-                                 3.23       12/01/2032         4,410,000
     9,035,000  CALIFORNIA STATE DWR CENTER VALLEY PROJECT SERIES 127
                (WATER REVENUE, FGIC INSURED)~+/-                                           3.21       12/01/2028         9,035,000
     6,705,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1 (POWER
                REVENUE)~+/-                                                                2.97       05/01/2022         6,705,000
    15,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C3 AMBAC INSURED
                (ELECTRIC REVENUE LOC)~+/-                                                  3.22       05/01/2022        15,000,000
    55,120,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUES SERIES C4
                (POWER REVENUE, JP MORGAN LOC)~+/-                                          3.18       05/01/2022        55,120,000
    26,420,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES C1 (POWER REVENUE,
                DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                                       3.22       05/01/2022        26,420,000
     8,925,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES C11
                (POWER REVENUE, KBC BANK NV LOC)~+/-                                        3.15       05/01/2022         8,925,000
     6,300,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2
                (WATER REVENUE, JP MORGAN CHASE BANK LOC)~+/-                               2.97       05/01/2020         6,300,000
    31,750,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F5
                (WATER REVENUE, CITIBANK NA LOC)~+/-                                        3.03       05/01/2022        31,750,000
     8,900,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER REVENUE)~+/-          3.22       05/01/2011         8,900,000
    29,000,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G13 (WATER REVENUE)~+/-         3.17       05/01/2018        29,000,000
       350,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G4
                (WATER REVENUE, FIRST SECURITY BANK LOC)~+/-                                3.15       05/01/2016           350,000
     9,000,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G5
                (WATER REVENUE, FIRST SECURITY BANK LOC)~+/-                                3.13       05/01/2016         9,000,000

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$   20,250,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER REVENUE)~+/-          3.15%      05/01/2017    $   20,250,000
    13,550,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G9 (WATER REVENUE)~+/-          3.22       05/01/2018        13,550,000
     3,490,000  CALIFORNIA STATE DWR WATER REVENUE (WATER REVENUE LOC)~+/-                  3.21       12/01/2012         3,490,000
       325,000  CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY SERRA
                MICROCHASSIS PROJECT (IDR, US BANK NA LOC)~+/-                              3.00       08/01/2027           325,000
    16,945,000  CALIFORNIA STATE ECONOMIC RECOVERY (SALES TAX REVENUE, FGIC
                INSURED)~+/-                                                                3.22       07/01/2015        16,945,000
    13,900,000  CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446
                (ECONOMIC DEVELOPMENT REVENUE LOC)~+/-                                      3.21       01/01/2012        13,900,000
     3,601,500  CALIFORNIA STATE ECONOMIC RECOVERY SERIES 927
                (ECONOMIC DEVELOPMENT REVENUE LOC)~+/-                                      3.19       07/01/2013         3,601,500
     3,930,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C10 (SALES TAX REVENUE
                LOC)~+/-                                                                    3.17       07/01/2023         3,930,000
    15,705,000  CALIFORNIA STATE PUBLIC WORKS BOARD CTFS SERIES D
                (LEASE REVENUE, AMBAC INSURED)~+/-                                          3.21       12/01/2019        15,705,000
     4,885,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE
                (COLLEGE & UNIVERSITY REVENUE LOC)~+/-                                      3.21       11/01/2012         4,885,000
     4,675,000  CALIFORNIA STATE ROCS RR II R2167 (FGIC INSURED)~+/-                        3.21       02/01/2020         4,675,000
    48,285,000  CALIFORNIA STATE SERIES B SUBSERIES B6 (OTHER REVENUE, KBC BANK NV
                LOC)~+/-                                                                    2.95       05/01/2040        48,285,000
     5,100,000  CALIFORNIA STATE SERIES B1 (GENERAL OBLIGATION - SCHOOL DISTRICTS,
                BANQUE NATIONALE PARIS LOC)~+/-                                             3.19       05/01/2033         5,100,000
    25,500,000  CALIFORNIA STATE SERIES B3 (GENERAL OBLIGATION - STATES, TERRITORIES
                LOC)~+/-                                                                    3.17       05/01/2033        25,500,000
    42,000,000  CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC-B-5
                (PROPERTY TAX REVENUE LOC)~+/-                                              3.15       05/01/2034        42,000,000
     2,155,000  CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
                INSURED)~+/-                                                                3.18       07/01/2027         2,155,000
     6,270,000  CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H (MFHR)~+/-            3.24       07/01/2027         6,270,000
     8,415,000  CALIFORNIA STATEWIDE CDA FOUNTAINS SEACLIFF APARTMENTS SERIES Y
                (HOUSING REVENUE, FNMA INSURED)~+/-                                         3.24       10/15/2035         8,415,000
     5,580,000  CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
                (MFHR, US BANK NA LOC)~+/-                                                  3.00       11/01/2031         5,580,000
    10,000,000  CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F (MFHR
                LOC)~+/-                                                                    3.24       06/15/2038        10,000,000
    15,090,000  CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C~+/-                      3.27       01/20/2031        15,090,000
     2,900,000  CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
                (HOUSING REVENUE LOC)~+/-                                                   3.25       12/01/2011         2,900,000
     3,985,000  CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES R
                COLLATERALIZED BY FNMA (MFHR LOC)~+/-                                       3.24       10/15/2030         3,985,000
     7,060,000  CALIFORNIA STATEWIDE CDA MULTI-FAMILY REVENUE LORENA TERRACE
                SERIES DDD CITIBANK LOC~+/-                                                 3.27       12/01/2036         7,060,000
     8,640,000  CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y
                (MFHR, FNMA INSURED)~+/-                                                    3.24       10/15/2030         8,640,000
     5,370,000  CALIFORNIA STATEWIDE CDA SERIES A02 FHA INSURED
                (HEALTHCARE FACILITIES REVENUE LOC)~+/-                                     3.22       04/20/2036         5,370,000
    16,065,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT COLLATERALIZED
                BY FNMA (MFHR LOC)~+/-                                                      3.24       10/15/2026        16,065,000
     1,100,000  CAMARILLO CA MFHR HERITAGE PARK PROJECT SERIES A COLLATERALIZED
                BY FNMA REMARKETED 09/29/94 (MFHR LOC)~+/-                                  3.17       07/15/2019         1,100,000
     3,300,000  CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED
                (TAX INCREMENTAL REVENUE LOC)~+/-                                           3.21       10/01/2019         3,300,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$    5,100,000  COLTON CA REDEVELOPMENT AGENCY CTFS PARTICIPATION LAS PALOMAS
                ASSOCIATION PROJECT CITY NATIONAL BANK LOC (IDR LOC)~+/-                    3.13%      11/01/2015    $    5,100,000
     5,960,000  COMPTON CA UNIVERSITY SCHOOL DISTRICT MERLOTS SERIES B39 MBIA
                INSURED (PROPERTY TAX REVENUE LOC)~+/-                                      3.22       09/01/2027         5,960,000
     2,100,000  CONCORD CA MULTI-FAMILY MORTGAGE REVENUE (OTHER REVENUE LOC)~+/-            3.18       12/01/2016         2,100,000
    10,320,000  CONTRA COSTA CA WATER DISTRICT SERIES 1131 (WATER REVENUE, FGIC
                INSURED)~+/-                                                                3.19       10/01/2026        10,320,000
    17,370,000  CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CTFS SERIES A
                (HOUSING REVENUE LOC)~+/-                                                   3.24       12/01/2015        17,370,000
     6,045,000  CONTRA COSTA COUNTY CA LAFAYETTE TOWN CENTER APARTMENTS SERIES I
                (MFHR, FNMA INSURED)~+/-                                                    3.24       07/15/2032         6,045,000
     7,200,000  CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
                SERIES H COLLATERALIZED BY FNMA (MFHR LOC)~+/-                              3.16       10/15/2029         7,200,000
     2,000,000  CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
                REMARKETED 09/28/94 (MFHR LOC)~+/-                                          3.17       11/15/2022         2,000,000
     4,000,000  EAGLE TAX-EXEMPT TRUST CTF SERIES 970503 (CALIFORNIA STATE PUBLIC
                WORKS BOARD LEASE REVENUE SERIES C) AMBAC INSURED (LEASE REVENUE
                LOC)~+/-                                                                    3.21       09/01/2017         4,000,000
     6,370,000  EAST BAY CA MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
                (WATER & WASTEWATER AUTHORITY REVENUE LOC)~+/-                              3.22       06/01/2020         6,370,000
     5,780,000  EAST BAY CA MUNICIPAL WATER DISTRICT (WATER REVENUE, MBIA
                INSURED)~+/-                                                                3.21       06/01/2028         5,780,000
     3,500,000  FREMONT CA USD COP (OTHER REVENUE, FIRST SECURITY BANK LOC)~+/-             3.14       09/01/2030         3,500,000
    11,150,000  FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER REVENUE
                LOC)~+/-                                                                    3.15       09/01/2025        11,150,000
     4,000,000  HAYWARD CA MFHR SHOREWOOD SERIES A FGIC INSURED REMARKETED 03/17/94
                (MFHR LOC)~+/-                                                              3.16       07/15/2014         4,000,000
     1,000,000  HEMET CA MFHR SUNWEST RETIREMENT SERIES A COLLATERALIZED BY FHLMC
                (MFHR LOC)~+/-                                                              3.16       01/01/2025         1,000,000
     7,935,000  HILLSBOROUGH CA COP WATER & SEWER SYSTEMS PROJECTS SERIES A
                (PROPERTY TAX REVENUE, JP MORGAN CHASE BANK LOC)~+/-                        3.18       06/01/2033         7,935,000
     7,250,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 DISTRICT #93-14
                (SPECIAL TAX REVENUE LOC)~+/-                                               2.91       09/02/2025         7,250,000
     5,500,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                PROJECT SERIES C (HOUSING REVENUE LOC)~+/-                                  3.16       12/01/2026         5,500,000
     4,740,000  LONG BEACH CA (HARBOR DEPARTMENT REVENUE, FGIC INSURED)~+/-                 3.23       05/15/2017         4,740,000
     7,490,000  LONG BEACH CA HARBOR REVENUE (OTHER REVENUE LOC)~+/-                        3.23       05/15/2020         7,490,000
     2,560,000  LONG BEACH CA HARBOR REVENUE FLOATS PT 2756 (AIRPORT REVENUE
                LOC)~+/-                                                                    3.23       05/15/2025         2,560,000
     2,800,000  LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651 (AIRPORT REVENUE
                LOC)~+/-                                                                    3.23       05/15/2019         2,800,000
     2,135,000  LONG BEACH CA HARBOR REVENUE SERIES 418
                (AIRPORT REVENUE LOC, FGIC INSURED)~+/-                                     3.22       05/15/2020         2,135,000
    17,865,000  LONG BEACH CA HARBOR REVENUE SERIES A (AIRPORT REVENUE LOC)~+/-             3.20       05/15/2027        17,865,000
     8,140,000  LOS ANGELES CA COMMUNITY COLLEGE DISTRICT
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)~+/-                         3.19       06/01/2026         8,140,000
    23,300,000  LOS ANGELES CA COMMUNITY RDA MFHR WILSHIRE STATION APARTMENTS
                SERIES A (HOUSING REVENUE LOC)~+/-                                          3.02       10/15/2038        23,300,000
     3,325,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR
                (HOUSING REVENUE LOC)~+/-                                                   3.13       04/01/2030         3,325,000
     8,650,000  LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE
                REVENUE SUBSERIES C2 (LEASE REVENUE LOC)~+/-                                3.12       08/15/2021         8,650,000
     2,000,000  LOS ANGELES CA DEPARTMENT OF AIRPORTS LA INTERNATIONAL AIRPORT
                SERIES C1 (AIRPORT REVENUE, BANQUE NATIONALE PARIS LOC)~+/-                 3.15       05/15/2020         2,000,000
     6,995,000  LOS ANGELES CA HARBOR DEPARTMENT REVENUE TRANSPORTATION RECEIPTS
                CLASS F SERIES 7 MBIA INSURED (HARBOR DEPARTMENT REVENUE LOC)~+/-           3.20       11/01/2026         6,995,000

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$    5,300,000  LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT BANK OF AMERICA
                NT & SA LOC (MFHR LOC)~+/-                                                  3.20%      07/01/2015    $    5,300,000
    16,000,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US BANK NA
                LOC)~+/-                                                                    3.15       07/01/2035        16,000,000
     8,875,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE)~+/-                3.15       07/01/2035         8,875,000
    12,125,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE)~+/-            3.15       07/01/2035        12,125,000
     3,105,000  LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK
                LOC)~+/-                                                                    3.21       01/01/2009         3,105,000
     7,650,000  LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)~+/-                             3.15       07/01/2035         7,650,000
    33,980,000  LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT LOCAL DE
                FRANCE LOC)~+/-                                                             3.18       07/01/2035        33,980,000
     7,340,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)~+/-      3.22       01/01/2011         7,340,000
     6,165,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)~+/-                 3.21       01/01/2010         6,165,000
     4,975,000  LOS ANGELES CA USD MERLOTS SERIES B12
                (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)~+/-                             3.22       01/01/2027         4,975,000
    10,255,000  LOS ANGELES CA WATER & POWER (POWER REVENUE)~+/-                            3.21       07/01/2027        10,255,000
     5,995,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED
                (WATER REVENUE LOC)~+/-                                                     3.21       01/01/2009         5,995,000
    12,000,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
                APARTMENTS-B (HOUSING REVENUE LOC)~+/-                                      3.06       06/01/2010        12,000,000
    12,030,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY REVENUE
                (TRANSPORTATION REVENUE LOC, FSA INSURED)~+/-                               3.21       07/01/2025        12,030,000
    18,670,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY REVENUE
                FSA INSURED (TRANSPORTATION REVENUE LOC)~+/-                                3.21       07/01/2016        18,670,000
    20,200,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY REVENUE
                FSA INSURED (TRANSPORTATION REVENUE LOC)~+/-                                3.21       07/01/2021        20,200,000
    23,020,000  LOS ANGELES COUNTY CA TRAN SERIES A (PROPERTY TAX REVENUE LOC)              4.00       06/30/2006        23,088,463
    31,900,000  LOS ANGELES COUNTY HOUSING AUTHORITY MULTI-FAMILY REVENUE BONDS
                (HOUSING REVENUE LOC)~+/-                                                   3.00       09/01/2030        31,900,000
    20,800,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B1
                (WATER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                       3.12       07/01/2020        20,800,000
    20,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES C (WATER
                REVENUE LOC)~+/-                                                            3.15       07/01/2027        20,000,000
     9,120,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
                SERIES A AMBAC INSURED (WATER & SEWER REVENUE LOC)~+/-                      3.15       06/01/2023         9,120,000
     2,175,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
                SERIES A1 (WATER REVENUE LOC)~+/-                                           3.12       07/01/2023         2,175,000
    13,850,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
                SERIES A2 JP MORGAN CHASE BANK INSURED (WATER REVENUE LOC)~+/-              3.16       07/01/2023        13,850,000
    11,345,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
                SERIES C1 DEXIA LOC (WATER REVENUE LOC)~+/-                                 3.12       07/01/2030        11,345,000
     9,900,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
                SERIES C2 (WATER REVENUE LOC)~+/-                                           3.12       07/01/2030         9,900,000
    25,270,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
                SERIES C3 (WATER REVENUE LOC)~+/-                                           3.13       07/01/2030        25,270,000
    11,100,000  MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE SERIES
                SG 66 (ELECTRIC REVENUE LOC, MBIA INSURED)~+/-                              3.21       10/01/2015        11,100,000
     5,995,000  MODESTO CA PFA LEASE REVENUE SERIES 354 AMBAC INSURED
                (LEASE REVENUE LOC)~+/-                                                     3.19       09/01/2029         5,995,000
     6,350,000  MSR PUBLIC POWER AGENCY CA SAN JUAN PROJECT REVENUE SUBORDINATE LIEN
                SERIES B (POWER REVENUE LOC)~+/-                                            3.12       07/01/2022         6,350,000
     9,025,000  MSR PUBLIC POWER AGENCY CA UTILITY TAX REVENUE SAN JUAN PROJECT
                SERIES F (POWER REVENUE LOC, MBIA INSURED)~+/-                              2.92       07/01/2022         9,025,000
    24,200,000  MT. DIABLO CA USD TRAN (PROPERTY TAX REVENUE)                               4.25       10/27/2006        24,397,790

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$    3,340,000  OAKLAND CA JT POWERS FINANCING AUTHORITY FRUITVALE TRANSIT SERIES B
                (POWER REVENUE LOC)~+/-                                                     3.15%      07/01/2033    $    3,340,000
    16,000,000  OAKLAND CA JT POWERS FINANCING AUTHORITY REVENUE SERIES A
                (HOUSING REVENUE LOC)~+/-                                                   3.15       07/01/2033        16,000,000
     8,645,000  OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)~+/-                            3.21       06/15/2021         8,645,000
     7,187,000  OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE SERIES C1
                (LEASE REVENUE LOC)~+/-                                                     3.17       02/01/2025         7,187,000
    18,805,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT PROJECT
                SERIES C (HOUSING REVENUE, FHLMC INSURED)~+/-                               3.16       12/01/2029        18,805,000
     4,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE VILLAS
                PROJECT FNMA LOC (HOUSING REVENUE LOC)~+/-                                  3.16       11/15/2028         4,000,000
    15,400,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK PLACE
                APARTMENTS ISSUE A FHLB INSURED (HOUSING REVENUE LOC)~+/-                   3.19       04/01/2024        15,400,000
     9,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES A FHLMC LOC
                (HOUSING REVENUE LOC)+/-                                                    3.16       12/01/2006         9,000,000
     8,449,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR
                POINTE PROJECT FHLMC LOC (HOUSING REVENUE LOC)~+/-                          3.16       12/01/2022         8,449,000
       500,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G3
                (HOUSING REVENUE LOC)~+/-                                                   3.16       11/15/2028           500,000
     8,400,000  ORANGE COUNTY CA IMPROVEMENT ASSESSMENT DISTRICT NUMBER 88 SERIES 1
                KBC BANK NV LOC (SPECIAL TAX REVENUE LOC)~+/-                               2.94       09/02/2018         8,400,000
     2,302,500  ORANGE COUNTY CA SANITATION DISTRICT COP FLOATERS-SERIES 1032
                (SEWER REVENUE LOC)~+/-                                                     3.19       02/01/2033         2,302,500
     4,260,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN REVENUE
                SERIES 1995D AMBAC INSURED (PROPERTY TAX REVENUE LOC)~+/-                   3.14       11/01/2014         4,260,000
    17,000,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN REVENUE
                SERIES E AMBAC INSURED (PROPERTY TAX REVENUE LOC)~+/-                       3.14       11/01/2014        17,000,000
    33,415,000  ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE, LLOYDS
                LOC)~+/-                                                                    3.13       08/01/2042        33,415,000
    12,680,000  PARAMOUNT CA USD COP (LEASE REVENUE, FIRST SECURITY BANK LOC)~+/-           3.15       09/01/2031        12,680,000
     9,515,000  PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET
                APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)~+/-                     3.20       12/15/2033         9,515,000
     7,860,000  PERRIS CA UNIFIED HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)~+/-       3.22       09/01/2024         7,860,000
     5,450,000  PERRIS CA UNIFIED HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)~+/-       3.22       09/01/2026         5,450,000
     7,400,000  PITTSBURG CA RDA TAX ALLOCATION LOS MEDANOS COMMUNITY SERIES A
                (TAX ALLOCATION REVENUE LOC)~+/-                                            2.95       09/01/2035         7,400,000
     5,490,000  PLACENTIA-YORBA LINDA CA USD SERIES 896
                (PROPERTY TAX REVENUE, MBIA INSURED)~+/-                                    3.21       02/01/2013         5,490,000
     4,895,000  PORT OF OAKLAND CA (AIRPORT REVENUE, FGIC INSURED)~+/-                      3.23       05/01/2008         4,895,000
     7,285,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED
                (TRANSPORTATION REVENUE LOC)~+/-                                            3.23       05/01/2010         7,285,000
     5,455,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K
                (AIRPORT REVENUE LOC, FGIC INSURED)~+/-                                     3.20       11/01/2021         5,455,000
     4,255,000  POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES R 2046
                MBIA INSURED (TAX ALLOCATION REVENUE LOC)~+/-                               3.21       06/15/2020         4,255,000
     6,500,000  POWAY CA USD CTFS PARTNERSHIP (LEASE REVENUE LOC)~+/-                       3.15       06/01/2029         6,500,000
     6,800,000  RAMONA CA USD COP (LEASE REVENUE, AMBAC INSURED)~+/-                        3.13       05/01/2029         6,800,000
     5,320,000  REDLANDS CA USD PROJECT 1891 (PROPERTY TAX REVENUE,
                FIRST SECURITY BANK LOC)~+/-                                                3.22       01/01/2011         5,320,000
     9,000,000  REDONDO BEACH CA AGENCY MFHR (HOUSING REVENUE LOC)~+/-                      3.20       10/15/2034         9,000,000

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$    3,610,000  REDONDO BEACH CA PFA TAX ALLOCATION REVENUE AVIATION HIGH
                REDEVELOPMENT PROJECT ALLIED IRISH BANK PLC LOC (PROPERTY TAX
                REVENUE LOC)~+/-                                                            3.18%      07/01/2030    $    3,610,000
    16,375,000  RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4 KBC
                BANK LOC (SPECIAL TAX REVENUE LOC)~+/-                                      3.18       09/01/2014        16,375,000
     4,000,000  RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR LOC)~+/-         3.21       07/05/2014         4,000,000
    39,550,000  RIVERSIDE SAN BERNADINO CA HOUSING & FINANCE AGENCY LEASE REVENUE
                SERIES A (HOUSING REVENUE, SOCIETE GENERALE LOC)+/-                         3.13       07/01/2006        39,550,000
     2,800,000  ROARING FORK MUNICIPAL PRODUCTS LLC CLASS A
                (PROPERTY TAX REVENUE, AMBAC INSURED)~+/-                                   3.19       06/15/2021         2,800,000
    17,750,000  SACRAMENTO CA METROPOLITAN FIRE DISTRICT TRAN (OTHER REVENUE)               3.75       06/28/2006        17,816,563
    16,875,000  SACRAMENTO CA USD CTFS PARTNERS FSA INSURED
                (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)~+/-                             3.18       03/01/2031        16,875,000
     7,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT SERIES I
                (HOUSING REVENUE LOC)~+/-                                                   3.24       05/15/2034         7,000,000
     6,300,000  SACRAMENTO COUNTY CA HFA MFHR HIDDEN OAKS APARTMENTS PROJECT
                SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)~+/-                   3.24       05/15/2029         6,300,000
     8,340,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR (HOUSING REVENUE
                LOC)~+/-                                                                    3.18       08/01/2034         8,340,000
     6,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK APARTMENTS
                SERIES A (HOUSING REVENUE LOC)~+/-                                          3.24       02/15/2033         6,000,000
    76,075,000  SACRAMENTO COUNTY CA TRAN SERIES A                                          4.00       07/10/2006        76,432,945
     6,115,000  SAN BERNADINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
                SERIES A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)~+/-                   3.16       05/15/2029         6,115,000
     5,600,000  SAN BERNADINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT
                SERIES A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)~+/-                   3.16       05/15/2029         5,600,000
     6,295,000  SAN BERNARDINO CA COMMUNITY COLLEGE DISTRICT FLOATS 1850
                (PROPERTY TAX REVENUE, MBIA INSURED)~+/-                                    3.22       02/01/2011         6,295,000
     3,395,000  SAN DIEGO CA AREA HFA LEASE REVENUE SERIES B COLLATERALIZED BY FNMA
                (HOUSING REVENUE LOC)+/-                                                    4.65       06/01/2006         3,395,000
    37,245,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN SERIES A
                (TAX REVENUE LOC)                                                           4.00       07/14/2006        37,435,482
    21,515,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN SERIES B
                (TAX REVENUE LOC)                                                           4.00       07/14/2006        21,623,497
    14,825,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)~+/-                            3.24       01/15/2033        14,825,000
     8,200,000  SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS
                SERIES B (HOUSING REVENUE LOC)~+/-                                          3.24       01/15/2035         8,200,000
    30,820,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS A
                (LEASE REVENUE, AMBAC INSURED)~+/-                                          3.23       02/15/2026        30,820,000
     7,415,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B
                (LEASE REVENUE, AMBAC INSURED)~+/-                                          3.23       02/15/2026         7,415,000
    38,050,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C
                (LEASE REVENUE, AMBAC INSURED)~+/-                                          3.23       02/15/2026        38,050,000
    19,130,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER REVENUE
                SERIES SG 130 (WATER & SEWER REVENUE LOC)~+/-                               3.22       05/15/2029        19,130,000
     5,430,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY WATER REVENUE
                CLASS A (WATER REVENUE LOC)~+/-                                             3.21       08/01/2012         5,430,000
     1,230,000  SAN DIEGO CA USD (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)~+/-            3.21       07/01/2024         1,230,000
     6,215,000  SAN DIEGO CA USD SERIES 758 (EDUCATIONAL FACILITIES REVENUE LOC)~+/-        3.19       07/01/2027         6,215,000
    11,580,000  SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES REVENUE
                LOC)~+/-                                                                    3.22       07/01/2022        11,580,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$    3,962,000  SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I
                (WATER REVENUE, MBIA INSURED)~+/-                                           3.21%      11/01/2010    $    3,962,000
    10,675,000  SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES COMMISSION FOR
                CLEAN WATER MERLOTS SERIES B20 MBIA INSURED (WATER & SEWER REVENUE
                LOC)~+/-                                                                    3.22       10/01/2022        10,675,000
     1,500,000  SAN FRANCISCO CA CITY & COUNTY RDA ANTONIA MANOR APARTMENTS
                (HOUSING REVENUE, CITIBANK NA LOC)~+/-                                      3.20       12/01/2033         1,500,000
        95,000  SAN FRANCISCO CA CITY & COUNTY RDA MFHR NAMIKI APARTMENTS PROJECT
                SERIES C CITIBANK NA LOC (MFHR LOC)~+/-                                     3.20       11/01/2036            95,000
    16,800,000  SAN JOSE CA MFHR EVANS LANE APARTMENTS PROJECT SERIES H BANK OF
                AMERICA NA LOC (MFHR LOC)~+/-                                               3.20       04/15/2036        16,800,000
     1,285,000  SAN JOSE CA RDA SERIES 149 (TAX INCREMENTAL REVENUE, MBIA
                INSURED)~+/-                                                                3.22       08/01/2027         1,285,000
     8,400,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION~+/-                         3.20       08/01/2035         8,400,000
     2,585,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION
                (TAX INCREMENTAL REVENUE LOC)~+/-                                           3.21       08/01/2011         2,585,000
     6,857,500  SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS SERIES
                761 FSA INSURED (PROPERTY TAX REVENUE LOC)~+/-                              3.19       08/01/2027         6,857,500
     2,200,000  SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B SECURITY PACIFIC
                NATIONAL LOC (MFHR LOC)~+/-                                                 3.13       10/01/2007         2,200,000
     6,510,000  SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161 FGIC INSURED
                (TAX INCREMENTAL REVENUE LOC)~+/-                                           3.22       02/01/2011         6,510,000
     6,510,000  SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178 FGIC INSURED
                (TAX INCREMENTAL REVENUE LOC)~+/-                                           3.22       08/01/2011         6,510,000
     5,900,000  SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS PROJECT
                SERIES A COLLATERALIZED BY FNMA (MFHR LOC)~+/-                              3.16       12/15/2025         5,900,000
    11,400,000  SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES E
                (MFHR LOC, FGIC INSURED)~+/-                                                3.16       11/15/2017        11,400,000
     6,785,000  SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE, MBIA
                INSURED)~+/-                                                                3.22       08/01/2025         6,785,000
     6,160,000  SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT
                (PROPERTY TAX REVENUE, FGIC INSURED)~+/-                                    3.21       08/01/2021         6,160,000
    10,000,000  SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE LOC)~+/-            3.16       06/01/2010        10,000,000
     6,150,000  SIMI VALLEY CA MFHR SERIES A (MFHR LOC)~+/-                                 3.16       07/01/2023         6,150,000
    12,450,000  SONOMA COUNTY CA TRAN (OTHER REVENUE)                                       4.25       10/16/2006        12,552,450
    12,345,000  SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER REVENUE, FGIC
                INSURED)~+/-                                                                3.17       11/01/2035        12,345,000
     5,315,000  SOUTHERN CA PUBLIC POWER AUTHORITY POWER PROJECT REVENUE SERIES PA
                1172 (ELECTRIC PLANT REVENUE LOC)~+/-                                       3.22       07/01/2011         5,315,000
    30,300,000  SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT REVENUE
                LLOYDS BANK LOC (UTILITIES REVENUE LOC)~+/-                                 3.13       07/01/2019        30,300,000
     3,200,000  SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT REVENUE
                SOUTHERN TRANSMISSION SERIES A (OTHER REVENUE LOC)~+/-                      2.97       07/01/2021         3,200,000
     2,315,000  STATE OF CALIFORNIA MUNICIPAL SECURITIES TRUST RECEIPTS SERIES JPMC3
                (OTHER REVENUE LOC)~+/-                                                     2.99       06/01/2013         2,315,000
     6,100,000  UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 480 MBIA
                INSURED (EDUCATIONAL FACILITIES REVENUE LOC)~+/-                            3.19       09/01/2022         6,100,000
     3,865,000  UNIVERSITY OF CALIFORNIA REVENUE (COLLEGE & UNIVERSITY REVENUE
                LOC)~+/-                                                                    3.21       05/15/2033         3,865,000
     7,000,000  UNIVERSITY OF CALIFORNIA SERIES 1119 (COLLEGE & UNIVERSITY REVENUE,
                FIRST SECURITY BANK LOC)~+/-                                                3.19       05/15/2035         7,000,000
     7,750,000  VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING REVENUE
                LOC)~+/-                                                                    3.16       05/15/2029         7,750,000
     2,875,000  VICTORVILLE CA RDA SERIES 485
                (TAX INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)~+/-                      3.21       12/01/2019         2,875,000
     5,495,000  YOSEMITE CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX REVENUE)~+/-           3.22       08/01/2025         5,495,000

                                                                                                                      2,622,756,720
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
OTHER - 1.62%
$   17,995,000  ABN AMRO MUNITOPS CTFS TR 1998-20 MUNITOPS CERTIFICATES
                (OTHER REVENUE LOC, AMBAC INSURED)+/-                                       3.18%      07/05/2006    $   17,995,000
    13,176,000  ABN AMRO MUNITOPS CTFS TR 1998-25 MUNITOPS CERTIFICATES FGIC INSURED
                (OTHER REVENUE LOC)+/-                                                      3.20       07/05/2006        13,176,000
    17,000,000  ABN AMRO MUNITOPS CTFS TR 2000-5 MUNITOPS CERTIFICATES
                (OTHER REVENUE LOC, FGIC INSURED)~+/-++                                     3.23       05/07/2008        17,000,000

                                                                                                                         48,171,000
                                                                                                                     --------------

PUERTO RICO - 1.60%
     7,200,000  EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A (OTHER REVENUE LOC)~+/-         3.21       10/01/2034         7,200,000
     8,500,000  PUERTO RICO ELECTRIC POWER AUTHORITY (POWER REVENUE, MBIA
                INSURED)~+/-                                                                3.22       07/01/2033         8,500,000
    12,585,000  PUERTO RICO COMMONWEALTH (OTHER REVENUE, SCOTIABANK LOC)                    4.50       07/28/2006        12,649,253
     4,995,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                SERIES 86 (SALES TAX REVENUE LOC)~+/-                                       3.19       07/01/2015         4,995,000
     7,960,000  PUERTO RICO COMMONWEALTH MERLOTS SERIES A44~+/-                             3.20       07/01/2029         7,960,000
     6,135,000  PUERTO RICO COMMONWEALTH PUBLIC BUILDINGS AUTHORITY REVENUE SERIES
                416 FSA LOC (LEASE REVENUE LOC)~+/-                                         3.19       07/01/2021         6,135,000

                                                                                                                         47,439,253
                                                                                                                     --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,718,366,973)                                                                   2,718,366,973
                                                                                                                     --------------

COMMERCIAL PAPER - 8.85%
     4,300,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                            3.00       03/02/2006         4,300,000
     3,300,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                            3.10       03/02/2006         3,300,000
     5,300,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                            3.07       03/03/2006         5,300,000
     8,375,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                            3.11       03/07/2006         8,375,000
    20,250,000  CALIFORNIA STATEWIDE CDA                                                    3.18       03/01/2006        20,250,000
    25,400,000  GOLDEN GATE BRIDGE                                                          3.10       03/16/2006        25,400,000
     7,225,000  LOS ANGELES CA DEPARTMENT OF AIRPORTS                                       3.10       03/08/2006         7,225,000
     4,000,000  LOS ANGELES CA DEPARTMENT OF AIRPORTS                                       3.15       03/08/2006         4,000,000
     2,000,000  LOS ANGELES CA METROPOLITAN TRANSPORTATION                                  3.14       05/09/2006         2,000,000
     1,000,000  LOS ANGELES CA METROPOLITAN TRANSPORTATION                                  3.03       03/08/2006         1,000,000
     6,700,000  LOS ANGELES CA METROPOLITAN TRANSPORTATION                                  3.10       03/16/2006         6,700,000
     7,500,000  LOS ANGELES CA METROPOLITAN TRANSPORTATION                                  3.05       04/05/2006         7,500,000
    16,500,000  PORT OF OAKLAND CA                                                          3.10       03/07/2006        16,500,000
     9,235,000  PORT OF OAKLAND CA                                                          3.08       03/10/2006         9,235,000
    15,875,000  PORT OF OAKLAND CA                                                          3.14       03/14/2006        15,875,000
    19,544,000  RIVERSIDE CITY TEETER FINANCE                                               3.08       04/06/2006        19,544,000
    14,700,000  UNIVERSITY OF CALIFORNIA                                                    3.00       03/02/2006        14,700,000
     8,200,000  UNIVERSITY OF CALIFORNIA                                                    2.90       03/09/2006         8,200,000
    12,425,000  UNIVERSITY OF CALIFORNIA                                                    2.93       03/09/2006        12,425,000
     4,700,000  UNIVERSITY OF CALIFORNIA                                                    3.14       03/09/2006         4,700,000
    26,400,000  UNIVERSITY OF CALIFORNIA                                                    3.18       03/13/2006        26,400,000
     6,090,000  UNIVERSITY OF CALIFORNIA                                                    3.10       03/14/2006         6,090,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (CONTINUED)
$   13,400,000  UNIVERSITY OF CALIFORNIA                                                    3.10%      03/16/2006    $   13,400,000
    20,355,000  UNIVERSITY OF CALIFORNIA                                                    3.20       04/05/2006        20,355,000

TOTAL COMMERCIAL PAPER (COST $262,774,000)                                                                              262,774,000
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES

(COST $2,981,140,973)*                             100.43%                                                           $2,981,140,973

OTHER ASSETS AND LIABILITIES, NET                   (0.43)                                                              (12,662,346)
                                                   ------                                                            --------------
TOTAL NET ASSETS                                   100.00%                                                           $2,968,478,627
                                                   ======                                                            ==============

~ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
ASSET-BACKED SECURITIES - 1.02%
$    1,138,377  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-CF                    3.84%      09/06/2006    $     1,138,377
    30,181,088  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                           4.22       11/15/2006         30,181,088
    15,403,585  USAA AUTO OWNER TRUST SERIES 2005-3                                        4.17       11/09/2006         15,403,585
    90,000,000  WIND MASTER TRUST NOTES+++/-                                               4.58       03/27/2006         90,000,000

TOTAL ASSET-BACKED SECURITIES (COST $136,723,050)                                                                       136,723,050
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT - 5.72%
   150,000,000  BANCO BILBAO VIZCAYA ARGENTARIA+/-                                         4.50       04/06/2006        150,000,741
   235,000,000  BARCLAYS BANK PLC                                                          4.14       09/20/2006        235,000,000
   100,000,000  BNP PARIBAS LONDON+/-                                                      4.92       11/07/2006        100,000,000
   133,500,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                             4.18       09/22/2006        133,500,000
   150,000,000  ROYAL BANK OF SCOTLAND NEW YORK SERIES YCD                                 4.41       10/04/2006        150,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $768,500,741)                                                                       768,500,741
                                                                                                                    ---------------

COMMERCIAL PAPER - 24.02%
   100,000,000  ALLIANCE & LEICESTER PLC++^                                                3.96       03/20/2006         99,791,000
   150,000,000  AMSTEL FUNDING CORPORATION++^                                              4.42       03/15/2006        149,742,167
    55,785,000  AMSTEL FUNDING CORPORATION++^                                              4.68       05/22/2006         55,190,332
   100,000,000  ATOMIUM FUNDING LLC++^                                                     3.83       03/07/2006         99,936,250
    55,635,000  ATOMIUM FUNDING LLC++^                                                     4.46       04/10/2006         55,359,298
    38,000,000  CAIRN HIGH GRADE FUNDING I++^                                              4.51       03/23/2006         37,895,268
    39,000,000  CAIRN HIGH GRADE I LLC++^                                                  4.68       05/18/2006         38,604,540
   105,607,000  CEDAR SPRINGS CAPITAL COMPANY++^                                           4.45       03/13/2006        105,450,349
   155,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                           4.68       05/18/2006        153,428,300
    68,806,000  CEDAR SPRINGS CAPITAL COMPANY++^                                           4.70       05/22/2006         68,069,393
    47,500,000  CITI GROUP INCORPORATED^                                                   4.50       05/16/2006         47,048,750
   202,771,000  CONCORD MINUTEMEN CAPITAL COMPANY++^                                       3.83       03/08/2006        202,620,189
    76,986,000  CROWN POINT CAPITAL COMPANY++^                                             3.83       03/09/2006         76,920,562
    47,621,000  CULLINAN FINANCE CORPORATION++^                                            4.68       05/23/2006         47,107,169
    75,000,000  EIFFEL FUNDING LLC++^                                                      4.41       03/20/2006         74,825,437
    95,000,000  EIFFEL FUNDING LLC++^                                                      4.50       04/17/2006         94,441,875
    31,500,000  FIVE FINANCE INCORPORATED++^                                               3.95       03/01/2006         31,500,000
    57,500,000  FIVE FINANCE INCORPORATED++^                                               4.46       03/16/2006         57,393,146
    36,000,000  FIVE FINANCE INCORPORATED++^                                               4.70       05/22/2006         35,614,600
    69,242,000  GOVCO INCORPORATED++^                                                      4.68       05/18/2006         68,539,886
   100,000,000  GOVCO INCORPORATED++^                                                      4.56       06/21/2006         98,581,333
   160,000,000  GRAMPIAN FUNDING LLC++^                                                    4.10       03/29/2006        159,489,778
    50,000,000  GRAMPIAN FUNDING LLC++^                                                    4.44       04/05/2006         49,784,167
    95,000,000  HARRIER FINANCE FUNDING US LLC++^                                          4.42       03/13/2006         94,860,033
    89,925,000  HARRIER FINANCE FUNDING US LLC++^                                          4.68       05/17/2006         89,024,851
    23,000,000  HARRIER FINANCE FUNDING US LLC++^                                          4.68       05/22/2006         22,754,820
    39,900,000  IRISH LIFE & PERMANENT++^                                                  4.45       03/28/2006         39,766,834
     6,635,000  KLIO III FUNDING CORPORATION++^                                            4.43       03/06/2006          6,630,918
    18,977,000  KLIO III FUNDING CORPORATION++^                                            4.42       03/20/2006         18,932,731
    50,000,000  LIQUID FUNDING LIMITED++^                                                  4.40       03/08/2006         49,957,222
    50,000,000  LIQUID FUNDING LIMITED++                                                   4.62       03/13/2006         50,000,000
    75,000,000  LIQUID FUNDING LIMITED^                                                    4.80       08/01/2006         73,470,000
   175,000,000  MORGAN STANLEY                                                             4.62       07/11/2006        175,000,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (CONTINUED)
$  103,129,000  PICAROS FUNDING LLC++^                                                     4.02%      05/19/2006    $   102,219,230
    95,000,000  SEDNA FINANCE INCORPORATED+++/-                                            4.54       07/17/2006         94,996,428
   200,000,000  SOLITAIRE FUNDING LLC++^                                                   4.71       05/23/2006        197,828,167
   100,000,000  TANGO FINANCE CORPORATION++^                                               4.00        3/23/2006         99,755,555
   100,000,000  TANGO FINANCE CORPORATION++^                                               4.71       06/26/2006         98,469,250
    20,811,000  WHISTLEJACKET CAPITAL LIMITED++^                                           4.68       05/18/2006         20,599,976
    39,519,000  WHITE PINE FINANCE LLC++^                                                  4.49       04/06/2006         39,341,560
    47,538,000  WHITE PINE FINANCE LLC++^                                                  4.47       04/10/2006         47,301,895

TOTAL COMMERCIAL PAPER (COST $3,228,243,259)                                                                          3,228,243,259
                                                                                                                    ---------------

CORPORATE BONDS & NOTES - 1.25%
    20,000,000  LEHMAN BROTHERS HOLDINGS                                                   6.25       05/15/2006         20,096,929
    52,000,000  MCDONALD'S CORPORATION+++/-                                                4.49       03/07/2006         52,007,991
    96,648,000  SMM TRUST+++/-                                                             4.59       02/02/2007         96,648,000

TOTAL CORPORATE BONDS & NOTES (COST $168,752,920)                                                                       168,752,920
                                                                                                                    ---------------

EXTENDABLE BONDS - 10.57%
    70,000,000  3M COMPANY++                                                               5.65       12/12/2006         70,455,743
    60,000,000  AMERICAN GENERAL FINANCE+++/-                                              4.60       03/15/2007         60,000,000
   215,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                    4.67       03/09/2007        215,015,862
   300,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                               4.65       03/09/2007        300,000,000
    83,000,000  IRISH LIFE & PERMANENT+++/-                                                4.57       03/22/2007         83,000,000
    22,000,000  ISLANDS BANK+++/-                                                          4.62       03/22/2007         21,998,118
    66,000,000  KAUPTHING BANK HF SERIES MTN+++/-                                          4.63       03/20/2007         66,000,000
    70,000,000  MERCK & COMPANY INCORPORATED+++/-                                          4.52       02/22/2007         69,646,414
    67,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                    4.77       03/09/2007         67,000,000
    80,000,000  MORGAN STANLEY+/-                                                          4.62       03/02/2007         80,000,000
   134,000,000  NORDEA BANK AB+++/-                                                        4.55       03/09/2007        134,000,000
   100,000,000  NORTHERN ROCK PLC+++/-                                                     4.50       01/09/2007        100,000,000
   130,000,000  NORTHERN ROCK PLC+++/-                                                     4.61       02/02/2007        130,000,000
    24,000,000  PREMIUM ASSET TRUST+++/-                                                   4.58       03/15/2007         24,000,000

TOTAL EXTENDABLE BONDS (COST $1,421,116,137)                                                                          1,421,116,137
                                                                                                                    ---------------

MEDIUM TERM NOTES - 9.04%
   176,100,000  BANK OF AMERICA SECURITIES+/-~                                             4.63       09/09/2034         176,100,000
    90,000,000  BARCLAYS BANK PLC NEW YORK+/-                                              4.52       06/01/2006          89,995,513
    42,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                     4.73       08/28/2006          42,000,000
   167,200,000  BEAR STEARNS COMPANIES INCORPORATED+/-~                                    4.68       09/09/2049         167,200,000
   130,000,000  BMW US CAPITAL LLC+/-                                                      4.15       06/07/2006         130,115,506
    25,000,000  DORADA FINANCE INCORPORATED++                                              3.77       06/01/2006          24,926,798
    10,000,000  FIORE CAPITAL LLC+/-~                                                      4.57       08/01/2045          10,000,000
    65,000,000  LIBERTY LIGHTHOUSE US CAPITAL+++/-                                         4.53       07/10/2006          65,000,000
    84,000,000  LIQUID FUNDING LIMITED+++/-                                                4.59       09/29/2006          84,000,000
   100,000,000  LIQUID FUNDING LIMITED+++/-                                                4.34       01/16/2007         100,000,000
    80,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                           4.60       01/05/2007          80,000,000
   100,000,000  ROYAL BANK OF CANADA+/-                                                    4.60       03/09/2007         100,000,000
    75,000,000  SEDNA FINANCE INCORPORATED++                                               5.00       02/12/2007          75,000,000

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
MEDIUM TERM NOTES (CONTINUED)
$   40,000,000  USAA CAPITAL CORPORATION++                                                 5.59%      12/20/2006    $    40,244,974
    30,000,000  WHISTLEJACKET CAPITAL LIMITED++                                            5.00       02/07/2007         30,000,000

TOTAL MEDIUM TERM NOTES (COST $1,214,582,791)                                                                         1,214,582,791
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES - 0.48%
     1,045,000  KALAMAZOO FUNDING COMPANY LLC SERIES 96A+/-~                               4.57       12/15/2026          1,045,000
       660,000  KALAMAZOO FUNDING COMPANY LLC SERIES 96C+/-~                               4.57       12/15/2026            660,000
     1,045,000  KALAMAZOO FUNDING COMPANY LLC SERIES 96D+/-~                               4.57       12/15/2026          1,045,000
     1,170,000  KALAMAZOO FUNDING COMPANY LLC SERIES 96E+/-~                               4.57       12/15/2026          1,170,000
       560,000  KALAMAZOO FUNDING COMPANY LLC SERIES 96G+/-~                               4.72       12/15/2026            560,000
     1,380,000  KALAMAZOO FUNDING COMPANY LLC SERIES 96I+/-~                               4.57       12/15/2026          1,380,000
    23,420,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A
                (GENERAL OBLIGATION - STATES, TERRITORIES LOC)+/-~                         4.57       11/01/2028         23,420,000
    17,000,000  NEW YORK NY SUBSERIES A9 (GENERAL OBLIGATION - STATES, TERRITORIES
                LOC)+/-~                                                                   4.56       11/01/2023         17,000,000
    19,000,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MULTI-FAMILY
                REVENUE (OTHER REVENUE LOC)+/-~                                            4.56       06/15/2034         19,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $65,280,000)                                                                         65,280,000
                                                                                                                    ---------------

PROMISSORY NOTES - 4.14%
   376,400,000  CITIGROUP GLOBAL+/-~                                                       4.63       09/09/2049        376,400,000
   180,000,000  GOLDMAN SACHS GROUP INCORPORATED+++/-                                      4.48       01/26/2007        180,000,000

TOTAL PROMISSORY NOTES (COST $556,400,000)                                                                              556,400,000
                                                                                                                    ---------------

TIME DEPOSITS - 13.56%
   255,000,000  CREDIT SUISSE FIRST BOSTON GRAND CAYMAN                                    4.52       03/02/2006        255,000,000
   342,000,000  DEXIA BANK SA BRUSSELS                                                     4.53       03/07/2006        342,000,000
   341,000,000  FORTIS BANK GRAND CAYMAN                                                   4.52       03/06/2006        341,000,000
   173,000,000  KBC BANK NV BRUSSELS                                                       4.53       03/01/2006        173,000,000
   336,000,000  RABOBANK LONDON                                                            4.52       03/01/2006        336,000,000
   162,000,000  SOCIETE GENERALE CANADA                                                    4.52       03/02/2006        162,000,000
   214,000,000  SOCIETE GENERALE CAYMAN                                                    4.56       03/01/2006        214,000,000

TOTAL TIME DEPOSITS (COST $1,823,000,000)                                                                             1,823,000,000
                                                                                                                    ---------------

REPURCHASE AGREEMENTS - 30.12%
    80,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE  $80,010,133)                                   4.56       03/01/2006         80,000,000
 1,025,709,587  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $1,025,839,795)                                 4.57       03/01/2006      1,025,709,587
   786,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $786,099,778)                                   4.57       03/01/2006        786,000,000
    60,000,000  BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $60,007,663)                         4.58       03/01/2006         60,000,000
   393,000,000  DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $393,049,998)                                   4.58       03/01/2006        393,000,000
   199,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $199,025,373)                        4.59       03/01/2006        199,000,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
REPURCHASE AGREEMENTS (CONTINUED)
$   23,934,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $23,937,032)                         4.56%      03/01/2006    $    23,934,000
   317,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $317,118,875)                        4.50       03/03/2006        317,000,000
   300,000,000  JP MORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $300,037,917)                        4.55       03/01/2006        300,000,000
   100,000,000  LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $100,012,778)                                   4.60       03/01/2006        100,000,000
   100,000,000  MORGAN STANLEY & COMPANY INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $100,012,528)                        4.51       03/01/2006        100,000,000
   664,000,000  MORGAN STANLEY & COMPANY INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $664,084,291)                        4.57       03/01/2006        664,000,000

TOTAL REPURCHASE AGREEMENTS (COST $4,048,643,587)                                                                     4,048,643,587
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES

(COST $13,431,242,485)*                             99.92%                                                          $13,431,242,485
OTHER ASSETS AND LIABILITIES, NET                    0.08                                                                10,402,958
                                                   ------                                                           ---------------
TOTAL NET ASSETS                                   100.00%                                                          $13,441,645,443
                                                   ======                                                           ===============

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - DISCOUNT - 16.08%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.15%
$  100,000,000  FHLMC^                                                                     4.31%      03/14/2006    $    99,844,506
   100,000,000  FHLMC^                                                                     3.79       03/15/2006         99,852,611
   125,000,000  FHLMC^                                                                     3.86       03/21/2006        124,732,292
    27,557,000  FHLMC^                                                                     3.90       04/10/2006         27,437,739
    50,000,000  FHLMC^                                                                     4.13       04/11/2006         49,764,820
   100,000,000  FHLMC^                                                                     4.23       04/25/2006         99,354,514
   100,000,000  FHLMC^                                                                     4.42       04/25/2006         99,324,722
   100,000,000  FHLMC^                                                                     4.35       05/08/2006         99,178,333
   100,890,000  FHLMC^                                                                     4.52       05/09/2006        100,016,536
   100,000,000  FHLMC^                                                                     4.60       05/30/2006         98,850,000
   100,000,000  FHLMC^                                                                     4.67       08/08/2006         97,924,444
   100,000,000  FHLMC^                                                                     4.70       08/22/2006         97,730,750

                                                                                                                      1,094,011,267
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.93%
    62,674,461  FNMA^                                                                      4.24       03/01/2006         62,674,461
    24,367,000  FNMA^                                                                      4.25       03/01/2006         24,367,000
     8,058,000  FNMA^                                                                      4.52       03/01/2006          8,058,000
   110,000,000  FNMA^                                                                      4.32       03/22/2006        109,723,121
   100,000,000  FNMA^                                                                      4.33       03/27/2006         99,687,278
    89,705,000  FNMA^                                                                      4.37       03/31/2006         89,378,324
    19,500,000  FNMA^                                                                      4.42       04/03/2006         19,420,992
    27,654,980  FNMA^                                                                      4.42       04/03/2006         27,542,931
     8,058,000  FNMA^                                                                      4.58       04/03/2006          8,024,170
    48,261,000  FNMA^                                                                      4.52       05/01/2006         47,891,374
    42,500,000  FNMA^                                                                      4.69       06/01/2006         41,990,614
    60,000,000  FNMA^                                                                      4.46       06/28/2006         59,116,425
    50,000,000  FNMA^                                                                      4.67       07/12/2006         49,138,271
    50,000,000  FNMA^                                                                      4.65       08/09/2006         48,960,208
    32,250,000  FNMA^                                                                      4.67       08/09/2006         31,576,450
   103,205,000  FNMA^                                                                      4.68       08/16/2006        100,951,003
                                                                                                                    ---------------
                                                                                                                        828,500,622
                                                                                                                    ---------------

TOTAL AGENCY NOTES - DISCOUNT (COST $1,922,511,889)                                                                   1,922,511,889
                                                                                                                    ---------------

AGENCY NOTES - INTEREST BEARING - 28.48%

FEDERAL FARM CREDIT BANK - 7.12%
    25,000,000  FFCB+/-                                                                    4.51       04/26/2006         24,999,810
    40,000,000  FFCB+/-                                                                    4.49       05/01/2006         39,998,820
   100,000,000  FFCB+/-                                                                    4.49       05/04/2006         99,998,230
   150,000,000  FFCB+/-                                                                    4.49       05/19/2006        149,996,724
    50,000,000  FFCB+/-                                                                    4.48       06/02/2006         49,996,827
   100,000,000  FFCB+/-                                                                    4.52       07/19/2006         99,996,185
    50,000,000  FFCB+/-                                                                    4.51       08/09/2006         49,993,433
    25,000,000  FFCB+/-                                                                    4.52       08/18/2006         24,997,693
   100,000,000  FFCB+/-                                                                    4.56       08/28/2006        100,009,768
    61,250,000  FFCB+/-                                                                    4.51       05/15/2007         61,265,452

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
FEDERAL FARM CREDIT BANK (CONTINUED)
$  100,000,000  FFCB+/-                                                                    4.48%      06/01/2007    $    99,963,124
    50,000,000  FFCB+/-                                                                    4.52       07/27/2007         50,018,104

                                                                                                                        851,234,170
                                                                                                                    ---------------

FEDERAL HOME LOAN BANK - 13.11%
   125,240,000  FHLB                                                                       5.13       03/06/2006        125,260,544
    22,610,000  FHLB                                                                       2.50       03/13/2006         22,595,916
   125,000,000  FHLB                                                                       2.38       04/05/2006        124,749,623
   150,000,000  FHLB+/-                                                                    4.49       04/20/2006        149,989,738
    71,000,000  FHLB+/-                                                                    4.63       05/16/2006         70,988,495
     7,800,000  FHLB                                                                       2.85       05/24/2006          7,780,788
   100,000,000  FHLB+/-                                                                    4.29       06/01/2006         99,981,964
   300,000,000  FHLB+/-                                                                    4.36       06/13/2006        299,945,939
    38,850,000  FHLB                                                                       1.75       06/23/2006         38,577,551
    85,000,000  FHLB+/-                                                                    4.57       08/02/2006         84,983,331
   100,000,000  FHLB                                                                       4.00       08/18/2006        100,000,000
   125,000,000  FHLB+/-                                                                    4.46       08/21/2006        124,985,128
   115,025,000  FHLB                                                                       2.88       09/15/2006        113,778,589
    25,500,000  FHLB                                                                       2.70       09/29/2006         25,235,475
   150,000,000  FHLB+/-                                                                    4.36       12/13/2006        149,951,325
    30,000,000  FHLB                                                                       3.75       01/16/2007         29,738,237

                                                                                                                      1,568,542,643
                                                                                                                    ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.05%
    13,275,000  FHLMC                                                                      2.53       05/03/2006         13,230,414
   100,000,000  FHLMC                                                                      2.75       08/15/2006         99,412,201
    22,990,000  FHLMC                                                                      2.88       12/15/2006         22,633,653
   110,000,000  FHLMC+/-                                                                   4.37       06/22/2007        109,950,852

                                                                                                                        245,227,120
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.20%
    50,000,000  FNMA                                                                       2.08       03/17/2006         49,954,293
     7,000,000  FNMA                                                                       2.18       03/24/2006          6,992,648
    14,500,000  FNMA                                                                       2.15       04/13/2006         14,460,168
    20,275,000  FNMA                                                                       2.75       05/10/2006         20,207,989
   108,139,000  FNMA                                                                       2.25       05/15/2006        107,672,128
    85,825,000  FNMA                                                                       2.50       06/15/2006         85,339,081
    12,000,000  FNMA                                                                       1.75       06/16/2006         11,920,915
    50,000,000  FNMA                                                                       3.25       07/12/2006         49,754,121
    10,000,000  FNMA                                                                       2.70       07/27/2006          9,921,771
    60,727,000  FNMA                                                                       3.25       07/31/2006         60,338,759
   110,000,000  FNMA+/-                                                                    4.45       09/07/2006        109,996,356
    46,937,000  FNMA                                                                       3.05       10/13/2006         46,423,931
    59,142,000  FNMA                                                                       4.00       10/16/2006         58,810,936
    48,569,000  FNMA                                                                       2.63       11/15/2006         47,815,905
    23,700,000  FNMA                                                                       3.00       11/22/2006         23,387,597
    39,000,000  FNMA                                                                       3.38       12/15/2006         38,545,548
                                                                                                                        741,542,146
                                                                                                                    ---------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,406,546,079)                                                           3,406,546,079
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
REPURCHASE AGREEMENTS - 56.86%
$2,600,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $2,600,330,056)                                 4.57%      03/01/2006    $ 2,600,000,000
    20,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $20,002,533)                                    4.56       03/01/2006         20,000,000
 1,700,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $1,700,215,806)                                 4.57       03/01/2006      1,700,000,000
   440,000,000  BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $440,055,978)                        4.58       03/01/2006        440,000,000
   500,000,000  DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $500,063,472)                                   4.57       03/01/2006        500,000,000
    20,125,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $20,127,549)                         4.56       03/01/2006         20,125,000
 1,500,000,000  HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $1,500,190,417)                                 4.57       03/01/2006      1,500,000,000
    20,000,000  MORGAN STANLEY & COMPANY INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $20,002,539)                         4.57       03/01/2006         20,000,000

TOTAL REPURCHASE AGREEMENTS (COST $6,800,125,000)                                                                     6,800,125,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES

(COST $12,129,182,968)*                            101.42%                                                          $12,129,182,968
OTHER ASSETS AND LIABILITIES, NET                   (1.42)                                                             (169,504,380)
                                                   ------                                                           ---------------
TOTAL NET ASSETS                                   100.00%                                                          $11,959,678,588
                                                   ======                                                           ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING - 0.71%
$    5,000,000  FHLB                                                                        4.00%      08/18/2006    $    5,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $5,000,000)                                                                   5,000,000
                                                                                                                     --------------

ASSET-BACKED SECURITIES - 0.31%
        47,433  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-CF                     3.84       09/06/2006            47,433
     1,347,370  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                            4.22       11/15/2006         1,347,370
       796,737  USAA AUTO OWNER TRUST SERIES 2005-3                                         4.17       11/09/2006           796,737

TOTAL ASSET-BACKED SECURITIES (COST $2,191,540)                                                                           2,191,540
                                                                                                                     --------------

CERTIFICATES OF DEPOSIT - 6.28%
    15,000,000  BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK+/-                                 4.49       04/06/2006        15,000,000
     7,000,000  BARCLAYS BANK PLC                                                           4.14       09/20/2006         7,000,000
     4,500,000  BNP PARIBAS LONDON+/-                                                       4.92       11/07/2006         4,500,000
     3,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                              4.18       09/22/2006         3,000,000
    15,000,000  ROYAL BANK OF SCOTLAND NEW YORK SERIES YCD                                  4.41       10/04/2006        15,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $44,500,000)                                                                         44,500,000
                                                                                                                     --------------

COMMERCIAL PAPER - 25.24%
    18,000,000  ALLIANCE & LEICESTER PLC++^                                                 4.07       03/23/2006        17,955,230
    15,000,000  ATLAS CAPITAL FUNDING CORPORATION+/-++                                      4.56       03/27/2006        15,000,000
     7,000,000  CAIRN HIGH GRADE I LLC++^                                                   4.50       03/08/2006         6,993,875
    10,000,000  CAIRN HIGH GRADE I LLC++^                                                   4.72       05/23/2006         9,891,178
    10,000,000  CC USA INCORPORATED++^                                                      4.55       05/22/2006         9,896,361
    15,000,000  CULLINAN FINANCE CORPORATION++^                                             3.90       03/23/2006        14,964,250
    10,000,000  GEMINI SECURITIZATION LLC++^                                                4.72       05/26/2006         9,887,245
    15,000,000  GRAMPIAN FUNDING LLC++^                                                     4.72       05/31/2006        14,821,033
    15,000,000  HARRIER FINANCE FUNDING US LLC++^                                           4.47       05/04/2006        14,880,800
     8,000,000  MORGAN STANLEY+/-                                                           4.62       07/11/2006         8,000,000
    15,000,000  NEWPORT FUNDING CORPORATION++^                                              4.50       04/13/2006        14,919,375
     5,000,000  NEWPORT FUNDING CORPORATION++^                                              4.72       05/26/2006         4,943,622
    10,000,000  NIEUW AMSTERDAM RECEIVABLES++^                                              4.52       04/24/2006         9,932,200
     7,195,000  NIEUW AMSTERDAM RECEIVABLES++^                                              4.54       06/19/2006         7,095,189
     5,000,000  SEDNA FINANCE INCORPORATED+/-++                                             4.54       07/17/2006         4,999,812
    14,500,000  SPINTAB AB^                                                                 3.86       03/03/2006        14,496,891

TOTAL COMMERCIAL PAPER (COST $178,677,061)                                                                              178,677,061
                                                                                                                     --------------

CORPORATE BONDS & NOTES - 3.14%
     4,535,000  CEI CAPITAL LLC+/-~                                                         4.57       03/01/2033         4,535,000
     4,620,000  CONVENIENCE HOLDING COMPANY SERIES 2002-A+/-~                               4.57       09/01/2042         4,620,000
     5,000,000  LP PINEWOOD SPV+/-~                                                         4.57       02/01/2018         5,000,000
     2,000,000  MCDONALD'S CORPORATION+/-++                                                 4.49       03/07/2006         2,000,307
     6,100,000  VANCOUVER CLINIC BUILDING WASHINGTON+/-~                                    4.56       02/13/2023         6,100,000

TOTAL CORPORATE BONDS & NOTES (COST $22,255,307)                                                                         22,255,307
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 2.17%
$    5,000,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE SERIES B
                (HOUSING REVENUE)+/-~                                                       4.56%      11/01/2033    $    5,000,000
     3,970,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE SERIES C
                (HOUSING REVENUE)+/-~                                                       4.56       11/01/2036         3,970,000
     2,300,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC SERIES A
                (IDR)+/-~                                                                   4.55       10/01/2021         2,300,000
     1,650,000  WAKE FOREST UNIVERSITY NORTH CAROLINA (OTHER REVENUE)+/-~                   4.62       09/01/2013         1,650,000
     2,450,000  WAUKESHA HEALTH SYSTEM INCORPORATED (HEALTHCARE FACILITIES
                REVENUE)+/-~                                                                4.56       08/15/2026         2,450,000

TOTAL MUNICIPAL BONDS & NOTES (COST $15,370,000)                                                                         15,370,000
                                                                                                                     --------------

EXTENDABLE BONDS - 3.82%
     5,000,000  3M COMPANY++                                                                5.65       12/12/2006         5,032,553
     8,000,000  BANK OF IRELAND+/-++                                                        4.54       03/20/2007         8,000,000
     4,000,000  IRISH LIFE & PERMANENT+/-++                                                 4.57       03/22/2007         4,000,000
     5,000,000  MORGAN STANLEY+/-                                                           4.62       03/02/2007         5,000,000
     5,000,000  NORDEA BANK AB+/-++                                                         4.55       03/09/2007         5,000,000

TOTAL EXTENDABLE BONDS (COST $27,032,553)                                                                                27,032,553
                                                                                                                     --------------

MEDIUM TERM NOTES - 9.61%
    15,000,000  AMERICAN HONDA FINANCE+/-++                                                 4.67       02/06/2007        15,000,000
     7,800,000  BANK OF AMERICA SECURITIES+/-~                                              4.63       09/09/2034         7,800,000
    10,000,000  BARCLAYS BANK PLC NEW YORK+/-                                               4.52       06/01/2006         9,999,501
     2,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                      4.73       08/28/2006         2,000,000
     7,400,000  BEAR STEARNS COMPANIES INCORPORATED+/-~                                     4.68       09/09/2049         7,400,000
     5,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK+/-                                      4.66       05/03/2006         4,999,915
    10,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                          4.74       05/19/2006        10,000,000
     2,000,000  MONUMENTAL GLOBAL FUNDING II+/-++                                           4.77       04/10/2006         2,000,367
     8,765,000  USAA CAPITAL CORPORATION++                                                  5.59       12/20/2006         8,818,680

TOTAL MEDIUM TERM NOTES (COST $68,018,463)                                                                               68,018,463
                                                                                                                     --------------

PROMISSORY NOTES - 2.34%
    16,600,000  CITIGROUP GLOBAL+/-~                                                        4.63       09/09/2049        16,600,000

TOTAL PROMISSORY NOTES (COST $16,600,000)                                                                                16,600,000
                                                                                                                     --------------

REPURCHASE AGREEMENTS - 35.02%
    80,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $80,010,156)                                     4.57       03/01/2006        80,000,000
    62,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $62,007,871)                                     4.57       03/01/2006        62,000,000
    16,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $16,006,000)                          4.50       03/03/2006        16,000,000
    21,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $21,002,678)                          4.59       03/01/2006        21,000,000
     6,969,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $6,969,883)                           4.56       03/01/2006         6,969,000
    62,000,000  MORGAN STANLEY & COMPANY INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $62,007,871)                          4.57       03/01/2006        62,000,000

TOTAL REPURCHASE AGREEMENTS (COST $247,969,000)                                                                         247,969,000
                                                                                                                     --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
TIME DEPOSITS - 11.30%
$   18,000,000  DEXIA BANK SA BRUSSELS                                                      4.53%      03/07/2006    $   18,000,000
    17,000,000  FORTIS BANK GRAND CAYMAN                                                    4.52       03/06/2006        17,000,000
     9,000,000  KBC BANK NV BRUSSELS                                                        4.53       03/01/2006         9,000,000
    16,000,000  RABOBANK LONDON                                                             4.52       03/01/2006        16,000,000
     8,000,000  SOCIETE GENERALE CANADA                                                     4.52       03/02/2006         8,000,000
    12,000,000  SOCIETE GENERALE CAYMAN                                                     4.56       03/01/2006        12,000,000

TOTAL TIME DEPOSITS (COST $80,000,000)                                                                                   80,000,000
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES

(COST $707,613,924)*                                99.94%                                                           $  707,613,924
OTHER ASSETS AND LIABILITIES, NET                    0.06                                                                   441,668
                                                   ------                                                            --------------
TOTAL NET ASSETS                                   100.00%                                                           $  708,055,592
                                                   ======                                                            ==============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 86.76%

ALABAMA - 2.30%
$    7,995,000  BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE, AMBAC
                INSURED)~+/-                                                                3.22%      06/01/2025    $    7,995,000
     4,125,000  COLUMBIA AL IDA SERIES A (IDR)~+/-                                          2.95       06/01/2022         4,125,000
    19,505,000  COLUMBIA AL IDA SERIES B (PCR)~+/-                                          2.95       05/01/2022        19,505,000
     8,700,000  EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT (IDR)~+/-                    2.95       06/01/2028         8,700,000
     5,100,000  HOMEWOOD AL EDUCATIONAL BUILDING AUTHORITY SAMFORD UNIVERSITY
                (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)~+/-                           2.93       12/01/2021         5,100,000
    13,075,000  JEFFERSON COUNTY AL SEWER REVENUE SERIES A (SEWER REVENUE LOC)~+/-          3.20       02/01/2042        13,075,000
     8,900,000  MOBILE AL SPRING HILL COLLEGE EDUCATIONAL BUILDING AUTHORITY SPRING
                HILL COLLEGE PROJECT SERIES B (COLLEGE & UNIVERSITY REVENUE,
                REGIONS BANK LOC)~+/-                                                       3.20       09/01/2024         8,900,000
     5,595,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY SERIES 435
                (NURSING HOME REVENUE, MBIA INSURED)~+/-                                    3.21       11/15/2029         5,595,000
     5,800,000  PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL BUILDING AUTHORITY
                UNIVERSITY MOBILE PROJECT (LEASE REVENUE, REGIONS BANK LOC)~+/-             3.21       03/01/2025         5,800,000

                                                                                                                         78,795,000
                                                                                                                     --------------

ALASKA - 0.51%
     7,495,000  ALASKA STATE HOUSING FINANCE CORPORATION FLOATER PA 1057
                (HOUSING REVENUE, MBIA INSURED)~+/-                                         3.22       06/01/2026         7,495,000
    10,000,000  NORTH SLOPE BORO AK SERIES A (PROPERTY TAX REVENUE, MBIA
                INSURED)~+/-                                                                3.22       06/30/2010        10,000,000

                                                                                                                         17,495,000
                                                                                                                     --------------

ARIZONA - 4.76%
    57,680,000  ARIZONA BANNER HEALTH SERIES B (HEALTHCARE FACILITIES REVENUE, FGIC
                INSURED)~+/-                                                                3.18       01/01/2035        57,680,000
     9,600,000  ARIZONA HEALTH FACILLITES BANNER HEALTH SERIES A (HEALTHCARE
                FACILITIES REVENUE, MBIA INSURED)~+/-                                       3.18       01/01/2029         9,600,000
    25,385,000  ARIZONA TOURISM & SPORTS AUTHORITY MULTI-PURPOSE STADIUM FACULTY
                SERIES A (SPORTS FACILITIES REVENUE, AMBAC INSURED)~+/-                     3.20       07/01/2036        25,385,000
    21,915,000  MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA INSURED)~+/-         3.18       04/15/2030        21,915,000
     5,615,000  PIMA COUNTY AZ IDA (IDR, SOCIETE GENERALE LOC)~+/-                          3.30       06/01/2007         5,615,000
    42,745,000  SALT RIVER AZ PIMA MARICOPA INDIAN COMMUNITY
                (OTHER REVENUE, BANK OF AMERICA NA LOC)~+/-                                 3.19       10/01/2025        42,745,000

                                                                                                                        162,940,000
                                                                                                                     --------------

CALIFORNIA - 7.17%
     3,800,000  AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP SERIES A
                (HOUSING REVENUE LOC)~+/-                                                   3.16       09/15/2033         3,800,000
     2,470,000  APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524
                (PROPERTY TAX REVENUE LOC)~+/-                                              3.21       08/01/2012         2,470,000
     3,500,000  CALIFORNIA SERIES I (HFFA REVENUE, BANK OF AMERICA NA LOC)~+/-              3.19       07/01/2035         3,500,000
       975,000  CALIFORNIA STATE DWR CENTER VALLEY PROJECT SERIES 127
                (WATER REVENUE, FGIC INSURED)~+/-                                           3.21       12/01/2028           975,000
    14,120,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES C1 (POWER REVENUE, DEXIA
                CREDIT LOCAL DE FRANCE LOC)~+/-                                             3.22       05/01/2022        14,120,000
       450,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F5
                (WATER REVENUE, CITIBANK NA LOC)~+/-                                        3.03       05/01/2022           450,000
    26,250,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G5
                (WATER REVENUE, FIRST SECURITY BANK LOC)~+/-                                3.13       05/01/2016        26,250,000
     8,260,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES 927
                (ECONOMIC DEVELOPMENT REVENUE LOC)~+/-                                      3.19       07/01/2013         8,260,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$   18,930,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C10 (SALES TAX REVENUE
                LOC)~+/-                                                                    3.17%      07/01/2023    $   18,930,000
    14,800,000  CALIFORNIA STATE SERIES B3 (GENERAL OBLIGATION - STATES, TERRITORIES
                LOC)~+/-                                                                    3.17       05/01/2033        14,800,000
     3,530,000  CALIFORNIA STATEWIDE CDA REVENUE (OTHER REVENUE LOC)~+/-                    2.94       07/01/2034         3,530,000
     5,395,000  EAST BAY CA MUD WATER SYSTEM REVENUE (WATER REVENUE LOC)~+/-                3.12       06/01/2025         5,395,000
     5,745,000  GOLDEN WEST CA SCHOOLS CA FINANCING AUTHORITY
                (PROPERTY TAX REVENUE, FGIC INSURED)~+/-                                    3.22       09/01/2024         5,745,000
    11,890,000  LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK
                LOC)~+/-                                                                    3.21       01/01/2009        11,890,000
     3,995,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)~+/-                 3.22       07/01/2022         3,995,000
       100,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
                SERIES C1 DEXIA LOC (WATER REVENUE LOC)~+/-                                 3.12       07/01/2030           100,000
    18,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
                SERIES C3 (WATER REVENUE LOC)~+/-                                           3.13       07/01/2030        18,000,000
     8,135,000  OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE SERIES C1
                (LEASE REVENUE LOC)~+/-                                                     3.17       02/01/2025         8,135,000
     2,810,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT PROJECT
                SERIES C (HOUSING REVENUE, FHLMC INSURED)~+/-                               3.16       12/01/2029         2,810,000
     8,375,000  PITTSBURG CA RDA TAX ALLOCATION LOS MEDANOS COMMUNITY SERIES A
                (TAX ALLOCATION REVENUE LOC)~+/-                                            2.95       09/01/2035         8,375,000
     5,745,000  PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)~+/-           3.22       08/01/2020         5,745,000
     8,425,000  SACRAMENTO CA USD CTFS PARTNERS FSA INSURED
                (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)~+/-                             3.18       03/01/2031         8,425,000
    16,405,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B
                (LEASE REVENUE, AMBAC INSURED)~+/-                                          3.23       02/15/2026        16,405,000
    26,055,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C
                (LEASE REVENUE, AMBAC INSURED)~+/-                                          3.23       02/15/2026        26,055,000
     1,480,000  SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                MBIA INSURED)~+/-                                                           3.22       08/01/2025         1,480,000
    14,755,000  SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER REVENUE, FGIC
                INSURED)~+/-                                                                3.17       11/01/2035        14,755,000
     7,280,000  STATE OF CALIFORNIA MUNICIPAL SECURITIES TRUST RECEIPTS SERIES JPMC3
                (OTHER REVENUE LOC)~+/-                                                     2.99       06/01/2013         7,280,000
     3,735,000  VICTORVILLE CA RDA SERIES 485
                (TAX INCREMENTAL REVENUE, FIRST SECURITY BANK LOC)~+/-                      3.21       12/01/2019         3,735,000

                                                                                                                        245,410,000
                                                                                                                     --------------

COLORADO - 0.85%
     1,700,000  ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK LOC)~+/-               3.20       11/01/2020         1,700,000
    15,205,000  FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)~+/-               3.23       01/01/2025        15,205,000
     5,280,000  JEFFERSON COUNTY CO SCHOOL DISTRICT NUMBER R-001 SERIES 665
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)~+/-                         3.22       12/15/2012         5,280,000
     3,245,000  MESA COUNTY CO VALLEY SCHOOL DISTRICT NUMBER 051 GRAND JUNCTION
                SERIES 684 (PROPERTY TAX REVENUE, MBIA INSURED)~+/-                         3.22       12/01/2012         3,245,000
     3,560,000  SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT (PROPERTY TAX
                REVENUE, US BANK NA LOC)~+/-                                                3.23       11/15/2034         3,560,000

                                                                                                                         28,990,000
                                                                                                                     --------------

CONNECTICUT - 0.21%
    7,100,000   CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                REVENUE YALE UNIVERSITY SERIES X3 (EDUCATIONAL FACILITIES REVENUE
                LOC)~+/-                                                                    2.95       07/01/2037         7,100,000
                                                                                                                     --------------

DELAWARE - 0.46%
    15,600,000  KENT COUNTY DE STUDENT HOUSING (COLLEGE & UNIVERSITY REVENUE,
                WACHOVIA BANK LOC)~+/-                                                      3.20       07/01/2036        15,600,000
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
FLORIDA - 1.26%
$    3,155,000  BOYNTON BEACH FL COMMUNITY RDA FLORIDA TAX INCREMENT SERIES 657
                (TAX INCREMENTAL REVENUE, MBIA INSURED)~+/-                                 3.22%      10/01/2012    $    3,155,000
     2,645,000  BREVARD COUNTY FL SCHOOL BOARD COP SERIES 638 (LEASE REVENUE, FGIC
                INSURED)~+/-                                                                3.22       07/01/2012         2,645,000
     3,650,000  COLLIER COUNTY FL IDA EDUCATIONAL FACILITIES COMMUNITY SCHOOL NAPLES
                INCORPORATED PROJECT (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA
                LOC)~+/-                                                                    3.19       10/01/2022         3,650,000
     9,000,000  EAGLE TAX-EXEMPT TRUST CTF 20010906 CLASS A (FLORIDA STATE BOARD OF
                EDUCATION LOTTERY SERIES B) (OTHER REVENUE, FGIC INSURED)~+/-               3.22       07/01/2019         9,000,000
       600,000  FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)~+/-                      3.35       12/01/2014           600,000
     3,730,000  FORT LAUDERDALE FL PINE CREST PREP SCHOOL PROJECT (PRIVATE SCHOOL
                REVENUE, FIRST SECURITY BANK LOC)~+/-                                       3.19       06/01/2032         3,730,000
     4,350,000  HILLSBOROUGH COUNTY FL AVIATION AUTHORITY DELTA AIR LINES (IDR,
                GENERAL ELECTRIC CAPITAL CORPORATION LOC)~+/-                               3.26       12/01/2030         4,350,000
     3,685,000  JACKSONVILLE FL HEALTH FACILITIES AUTHORITY BAPTIST MEDICAL CENTER
                PROJECT (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)~+/-              2.93       08/15/2021         3,685,000
       100,000  JACKSONVILLE FL SAMUEL C TAYLOR FOUNDATION PROJECT (HEALTHCARE
                FACILITIES REVENUE, BANK OF AMERICA NA LOC)~+/-                             3.24       12/01/2023           100,000
     1,500,000  ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR, BANK OF
                AMERICA NA LOC)~+/-                                                         3.24       05/01/2027         1,500,000
     1,200,000  ORANGE COUNTY FL IDA JEWISH FEDERATION OF GREATER ORLANDO PROJECT
                (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)~+/-                        3.19       01/01/2028         1,200,000
     1,870,000  ORANGE COUNTY FL SCHOOL BOARD COP PUTTERS SERIES 560
                (LEASE REVENUE, AMBAC INSURED)~+/-                                          3.22       08/01/2012         1,870,000
     5,500,000  PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
                LOC)~+/-                                                                    3.24       05/01/2031         5,500,000
     2,200,000  SARASOTA COUNTY FL UTILITY SYSTEM (WATER REVENUE, FGIC INSURED)~+/-         3.22       10/01/2010         2,200,000

                                                                                                                         43,185,000
                                                                                                                     --------------

GEORGIA - 2.09%
     1,195,000  COBB COUNTY GA DEVELOPMENT AUTHORITY UNIVERSITY FACILITIES SERIES
                580 (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)+/-~                        3.22       07/15/2012         1,195,000
     4,270,000  EAGLE TAX-EXEMPT TRUST CTF 20001003 CLASS A (ATLANTA GA AIRPORT
                SERIES A) (AIRPORT REVENUE, FGIC INSURED)~+/-                               3.22       01/01/2030         4,270,000
    12,260,000  FULTON COUNTY GA DEVELOPMENT AUTHORITY SERIES 960 (COLLEGE &
                UNIVERSITY REVENUE, MBIA INSURED)~+/-                                       3.21       05/01/2036        12,260,000
    19,400,000  FULTON COUNTY GA NORTHSIDE SERIES A (HOSPITAL REVENUE, WACHOVIA BANK
                LOC)~+/-                                                                    3.20       10/01/2018        19,400,000
     3,460,000  FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE, WACHOVIA BANK
                LOC)~+/-                                                                    2.93       10/01/2033         3,460,000
     5,250,000  FULTON DE KALB GA ROCS RR II R 2074 (HEALTHCARE FACILITIES REVENUE,
                FIRST SECURITY BANK LOC)~+/-                                                3.22       01/01/2020         5,250,000
    13,440,000  GEORGIA LOCAL GOVERNMENT COP SERIES K
                (GENERAL OBLIGATION - POLITICAL SUBDIVISION)~+/-                            3.28       12/01/2022        13,440,000
     2,800,000  GEORGIA STATE SERIES 1034 (OTHER REVENUE, MORGAN STANLEY DEAN WITTER
                LOC)~+/-                                                                    3.21       05/01/2020         2,800,000
     9,285,000  ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC INSURED)~+/-            3.19       01/01/2034         9,285,000

                                                                                                                         71,360,000
                                                                                                                     --------------

HAWAII - 0.42%
     8,000,000  EAGLE TAX-EXEMPT TRUST CTF 20011101 CLASS A (HAWAII STATE
                HIGHWAY) (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)~+/-                   3.22       07/01/2016         8,000,000
     6,495,000  HAWAII STATE ROCS RR II R 6058
                (GENERAL OBLIGATION - STATES, TERRITORIES, MBIA INSURED)~+/-                3.22       10/01/2021         6,495,000
                                                                                                                         14,495,000
                                                                                                                     --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
ILLINOIS - 7.29%
$    5,000,000  CHICAGO IL BOARD OF EDUCATION CTFS SERIES A (PROPERTY TAX
                REVENUE)~+/-                                                                3.28%      06/01/2021    $    5,000,000
     5,575,000  CHICAGO IL O'HARE INTERNATIONAL AIRPORT (AIRPORT REVENUE, MBIA
                INSURED)~+/-                                                                3.22       01/01/2026         5,575,000
     5,390,000  CHICAGO IL PARK DISTRICT ROCS RR II R 4018
                (STATE & LOCAL GOVERNMENTS, AMBAC INSURED)~+/-                              3.22       01/01/2024         5,390,000
     2,800,000  CHICAGO IL PUBLIC BUILDING COMMISSION EAGLE CLASS A
                (LEASE REVENUE, FGIC INSURED)~+/-                                           3.22       12/01/2014         2,800,000
    25,000,000  CHICAGO IL SERIES 21B (PROPERTY TAX REVENUE, MBIA INSURED)~+/-              3.18       01/01/2037        25,000,000
     5,700,000  CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC INSURED)~+/-              3.22       01/01/2027         5,700,000
     3,747,000  COOK COUNTY IL GO CTFS SERIES 458 (PROPERTY TAX REVENUE, FGIC
                INSURED)~+/-                                                                3.21       11/15/2028         3,747,000
     5,124,685  EAGLE TAX-EXEMPT TRUST CTF 20021301 CLASS A (ILLINOIS STATE)
                (GENERAL OBLIGATION - STATES, TERRITORIES, FGIC INSURED)~+/-                3.22       02/01/2019         5,124,685
    18,025,000  EAGLE TAX-EXEMPT TRUST CTF 20021303 CLASS A (COOK COUNTY IL
                SERIES C) (PROPERTY TAX REVENUE, AMBAC INSURED)~+/-                         3.22       11/15/2025        18,025,000
     3,999,755  EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A (ILLINOIS STATE)
                (GENERAL OBLIGATION - STATES, TERRITORIES, FGIC INSURED)~+/-                3.22       02/01/2027         3,999,755
    25,900,000  HOFFMAN ESTATES IL HOFFMAN ESTATES ECONOMIC (TAX REVENUE, NORTHERN
                TRUST CORPORATION LOC)~+/-                                                  3.19       01/01/2010        25,900,000
    29,750,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MUSEUM OF CONTEMPORARY ARTS
                PROJECT (RECREATIONAL FACILITIES REVENUE, BANK ONE CHICAGO NA
                LOC)~+/-                                                                    3.23       02/01/2029        29,750,000
    11,300,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY THE UNO-VEN COMPANY PROJECT
                (IDR, BANK ONE CHICAGO NA LOC)~+/-                                          3.27       09/01/2008        11,300,000
     2,595,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY (RECREATIONAL FACILITIES
                REVENUE, BANK ONE CHICAGO NA LOC)~+/-                                       3.20       12/01/2025         2,595,000
     5,500,000  ILLINOIS FINANCE AUTHORITY (PRIVATE SCHOOL REVENUE, NORTHERN TRUST
                CORPORATION LOC)~+/-                                                        3.20       07/01/2035         5,500,000
    29,570,000  ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GENERAL OBLIGATION -
                STATES, TERRITORIES, NORTHERN TRUST CORPORATION LOC)~+/-                    3.19       09/01/2035        29,570,000
    14,100,000  ILLINOIS RIVERSIDE HEALTH SYSTEMS (HEALTHCARE FACILITIES REVENUE,
                LASALLE NATIONAL BANK NA LOC)~+/-                                           3.21       11/01/2019        14,100,000
     8,200,000  ILLINOIS ST. LUKES MEDICAL CENTER OBLIGATION SERIES B (HEALTHCARE
                FACILITIES REVENUE, MBIA INSURED)~+/-                                       3.22       11/15/2023         8,200,000
     4,500,000  ILLINOIS STATE MUNICIPAL TRUST RECEIPTS SERIES SG9 (SALES TAX
                REVENUE, FIRST SECURITY BANK LOC)~+/-                                       3.22       06/15/2019         4,500,000
       185,000  ILLINOIS STATE NEWBERRY LIBRARY (OTHER REVENUE, NORTHERN TRUST
                CORPORATION LOC)~+/-                                                        3.27       03/01/2028           185,000
       200,000  ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC INSURED)~+/-         3.22       11/01/2012           200,000
     2,290,000  ILLINOIS STATE SERIES 679 (PROPERTY TAX REVENUE, AMBAC INSURED)~+/-         3.22       11/01/2012         2,290,000
     7,530,000  ILLINOIS STATE SERIES G (GENERAL OBLIGATION - STATES,
                TERRITORIES)~+/-                                                            3.26       05/01/2012         7,530,000
     4,500,000  ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE &
                UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)~+/-                       3.22       10/01/2032         4,500,000
     6,800,000  LOMBARD IL IDA 2500 HIGLAND AVENUE PROJECT (IDR,
                MID-AMERICA FEDERAL SAVINGS & LOAN LOC)+/-                                  3.63       12/01/2006         6,800,000
     4,885,000  SCHAUMBURG IL SERIES C (PROPERTY TAX REVENUE, FGIC INSURED)~+/-             3.23       12/01/2034         4,885,000
     8,800,000  UNIVERSITY ILLINOIS UIC SOUTH CAMPUS PROJECT SERIES A
                (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)~+/-                            3.19       01/15/2022         8,800,000
     2,660,000  WARREN COUNTY IL INDUSTRIAL PROJECT MONMOUTH COLLEGE PROJECT
                (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)~+/-               3.21       12/01/2032         2,660,000
                                                                                                                        249,626,440
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
INDIANA - 2.94%
$    5,430,000  HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658
                (LEASE REVENUE, MBIA INSURED)~+/-                                           3.22%      07/15/2012    $    5,430,000
     4,200,000  INDIANA HFFA DEACONESS HOSPITAL INCORPORATION _
                (HEALTHCARE FACILITIES REVENUE, FIFTH THIRD BANK LOC)~+/-                   3.19       01/01/2022         4,200,000
    11,230,000  INDIANA HOSPITAL EQUIPMENT FINANCING AUTHORITY REVENUE SERIES A MBIA
                INSURED (HEALTHCARE FACILITIES REVENUE LOC)~+/-                             3.20       12/01/2015        11,230,000
     7,600,000  INDIANA SERIES 107 (HFFA REVENUE, MBIA INSURED)~+/-                         3.22       11/01/2019         7,600,000
     3,235,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE EDUCATIONAL
                FACILITIES UNIVERSITY INDIANAPOLIS (COLLEGE & UNIVERSITY
                REVENUE)~+/-                                                                3.05       10/01/2030         3,235,000
     1,990,000  INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY SERIES B21 (TOLL ROAD
                REVENUE, FGIC INSURED)~+/-                                                  3.23       12/01/2022         1,990,000
     5,260,000  INDIANA UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED)~+/-        3.22       08/01/2023         5,260,000
     7,000,000  MARSHALL COUNTY IN ECONOMIC DEVELOPMENT (PRIVATE SCHOOL REVENUE,
                BANK ONE CHICAGO NA LOC)~+/-                                                3.23       01/01/2035         7,000,000
    15,000,000  ST. JOSEPH COUNTY IN EDUCATIONAL FACILITIES REVENUE UNIVERSITY OF
                NOTRE DAME DU LAC PROJECT (COLLEGE & UNIVERSITY REVENUE LOC)~+/-            3.17       03/01/2037        15,000,000
    39,615,000  ST. JOSEPH COUNTY IN EDUCATIONAL FACILITY (EDUCATIONAL FACILITIES
                REVENUE)~+/-                                                                3.17       03/01/2040        39,615,000

                                                                                                                        100,560,000
                                                                                                                     --------------

IOWA - 1.36%
     2,300,000  IOWA FINANCE AUTHORITY (HEALTHCARE FACILITIES REVENUE, MBIA
                INSURED)~+/-                                                                3.17       08/15/2012         2,300,000
     2,960,000  IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A
                (MFHR, FHLMC INSURED)~+/-                                                   3.23       05/01/2031         2,960,000
     8,360,000  IOWA HIGHER EDUCATION LOAN AUTHORITY LORAS COLLEGE PROJECT
                (COLLEGE & UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)~+/-            3.00       11/01/2030         8,360,000
    24,285,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
                (COLLEGE & UNIVERSITY REVENUE LOC)~+/-                                      3.00       04/01/2033        24,285,000
     8,500,000  IOWA STATE TRAN (PROPERTY TAX REVENUE)                                      4.50       06/30/2006         8,535,557

                                                                                                                         46,440,557
                                                                                                                     --------------

KANSAS - 0.27%
     9,330,000  KANSAS STATE DEVELOPMENT FINANCE AUTHORITY REVENUE VLG SHALOM
                OBLIGATION GROUP SERIES BB (HEALTHCARE FACILITIES REVENUE LOC)~+/-          3.00       11/15/2028         9,330,000
                                                                                                                     --------------

LOUISIANA - 1.92%
     7,715,000  EAST BATON ROUGE PARISH LA (SALES TAX REVENUE, AMBAC INSURED)~+/-           3.22       02/01/2024         7,715,000
     2,460,000  LAKE CHARLES LA HARBOR & DISTRICT CONOCO INCORPORATED PROJECT A
                (IDR, BANK ONE CHICAGO NA LOC)~+/-                                          3.20       09/01/2029         2,460,000
     8,500,000  LAKE CHARLES LA HARBOR & TERMINAL DISTRICT PORT FACILITIES
                (IDR, BANQUE NATIONALE PARIS LOC)~+/-                                       3.23       08/01/2007         8,500,000
     7,845,000  LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)~+/-                  3.28       09/01/2033         7,845,000
    23,205,000  LOUISIANA LOCAL GOVERNMENT ENVIRONMENT FACILITIES COMMUNITY
                SHREVEPORT UTILITY SYSTEM PROJECT (IDR, FIRST SECURITY BANK LOC)~+/-        3.20       10/01/2026        23,205,000
    16,000,000  LOUISIANA PUBLIC FACILITY AUTHORITY CHRISTUS HEALTH SUBSERIES C2
                (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)~+/-                          3.19       07/01/2041        16,000,000

                                                                                                                         65,725,000
                                                                                                                     --------------

MAINE - 0.12%
     4,215,000  MAINE STATE TURNPIKE AUTHORITY TURNPIKE SERIES 547 (TOLL ROAD
                REVENUE, FIRST SECURITY BANK LOC)~+/-                                       3.22       07/01/2012         4,215,000
                                                                                                                     --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
MARYLAND - 1.42%
$    5,850,000  MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY
                REVENUE JOHNS HOPKINS UNIVERSITY SERIES A (COLLEGE & UNIVERSITY
                REVENUE LOC)~+/-                                                            3.17%      07/01/2036    $    5,850,000
    30,000,000  MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES VILLA JULE
                COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)~+/-          3.19       07/01/2030        30,000,000
     6,025,000  MARYLAND STATE SERIES B (HEALTHCARE FACILITIES REVENUE,
                GENERAL OBLIGATION OF INSTITUTION)~+/-                                      3.19       04/01/2035         6,025,000
     2,905,000  MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL REVENUE,
                WACHOVIA BANK LOC)~+/-                                                      3.20       03/01/2032         2,905,000
     3,950,000  WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)~+/-        3.20       04/01/2030         3,950,000

                                                                                                                         48,730,000
                                                                                                                     --------------

MASSACHUSETTS - 0.84%
    28,700,000  MASSACHUSETTS STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                EMMANUEL COLLEGE (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK
                PLC LOC)~+/-                                                                3.18       07/01/2033        28,700,000
                                                                                                                     --------------

MICHIGAN - 3.99%
    10,970,000  DETROIT MI (WATER REVENUE, MBIA INSURED)~+/-                                3.21       01/01/2011        10,970,000
     7,200,000  DETROIT MI CITY SCHOOL DISTRICT EAGLE-20026014 CLASS A
                (PROPERTY TAX REVENUE, FGIC INSURED)~+/-                                    3.22       05/01/2032         7,200,000
     4,620,000  DETROIT MI RESOURCE RECOVERY AUTHORITY SERIES 167Z
                (OTHER REVENUE, AMBAC INSURED)~+/-                                          3.22       12/13/2008         4,620,000
     1,000,000  EASTERN MICHIGAN UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, FGIC
                INSURED)~+/-                                                                3.00       06/01/2027         1,000,000
       900,000  FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY BOTSFORD GENERAL
                HOSPITAL SERIES B (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)~+/-         3.05       02/15/2016           900,000
     9,705,000  LIVONIA MI PUBLIC SCHOOL DISTRICT ROCS RR II R 6002 (PROPERTY TAX
                REVENUE, MBIA INSURED)~+/-                                                  3.22       05/01/2023         9,705,000
    17,530,000  MICHIGAN MUNICIPAL AUTHORITY (STATE & LOCAL GOVERNMENTS, JP MORGAN
                CHASE BANK LOC)                                                             4.25       08/18/2006        17,626,608
     8,000,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES B
                (HEALTHCARE FACILITIES REVENUE)~+/-                                         3.18       11/15/2033         8,000,000
    62,000,000  MICHIGAN STATE SERIES A (PROPERTY TAX REVENUE)                              4.50       09/29/2006        62,434,470
     6,940,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION ORCHESTRA PLACE
                RENEWAL PROJECT (OTHER REVENUE, STANDARD FEDERAL BANK LOC)~+/-              3.21       09/01/2022         6,940,000
     7,360,000  MICHIGAN STATE STRATEGIC FUNDING LIMITED YMCA NILES MICHIGAN
                INCORPORATED (IDR, LASALLE NATIONAL BANK NA LOC)~+/-                        3.20       09/01/2040         7,360,000

                                                                                                                        136,756,078
                                                                                                                     --------------

MINNESOTA - 6.60%
     2,405,000  ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT
                (HOUSING REVENUE, FNMA INSURED)~+/-                                         3.18       11/15/2033         2,405,000
     3,171,000  ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B
                (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)~+/-                         3.05       09/01/2029         3,171,000
     2,100,000  BROOKLYN CENTER MN BROOKDALE
                (IDR, FIRSTAR BANK NA LOC)~+/-                                              3.05       12/01/2014         2,100,000
     3,310,000  BURNSVILLE MN BERKSHIRE PROJECT SERIES A
                (MFHR, FNMA INSURED)~+/-                                                    3.18       07/15/2030         3,310,000
     3,850,000  BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT
                (MFHR, FHLMC INSURED)~+/-                                                   3.18       01/01/2035         3,850,000
     1,775,000  CENTER CITY MN HAZELDEN FOUNDATION PROJECT
                (HEALTHCARE FACILITIES REVENUE, BANK OF NEW YORK LOC)~+/-                   3.00       11/01/2035         1,775,000
    14,005,000  COHASSET MN POWER & LIGHT COMPANY PROJECT A
                (IDR, LASALLE NATIONAL BANK NA LOC)~+/-                                     3.21       06/01/2020        14,005,000

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
MINNESOTA (CONTINUED)
$    4,115,000  COHASSET MN POWER & LIGHT COMPANY PROJECT B
                (IDR, LASALLE NATIONAL BANK NA LOC)~+/-                                     3.21%      06/01/2013    $    4,115,000
     2,000,000  COHASSET MN POWER & LIGHT COMPANY PROJECT D (POWER REVENUE LOC)~+/-         3.21       12/01/2007         2,000,000
     3,250,000  CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT COLLATERALIZED BY FHLB
                (MFHR LOC)~+/-                                                              3.20       05/01/2027         3,250,000
     1,300,000  DAKOTA COUNTY MN HOUSING & RDA PROJECT 484
                (MFHR, FHLMC INSURED)~+/-                                                   3.23       12/01/2022         1,300,000
     3,360,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY MILLER-DWAN MEDICAL CENTER
                PROJECT (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)~+/-                 3.05       06/01/2019         3,360,000
     1,950,000  EAGLE TAX-EXEMPT TRUST CTF 20012301 CLASS A (MINNESOTA STATE)
                (PROPERTY TAX REVENUE)~+/-                                                  3.22       10/01/2019         1,950,000
    11,360,000  EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)~+/-                         3.20       12/01/2029        11,360,000
    10,855,000  INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                (HOUSING REVENUE, FNMA INSURED)~+/-                                         3.18       05/15/2035        10,855,000
     5,070,000  MANKATO MN HIGHLAND PROJECT
                (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)~+/-                         3.05       05/01/2027         5,070,000
       200,000  MANKATO MN MANKOTO AREA FAMILY YMCA PROJECT
                (RECREATIONAL FACILITIES REVENUE, US BANK NA LOC)+/-                        3.10       05/01/2006           200,000
    10,145,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
                (PRIVATE SCHOOL REVENUE, US BANK NA LOC)~+/-                                3.23       10/01/2031        10,145,000
     6,555,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                (AIRPORT REVENUE, FGIC INSURED)~+/-                                         3.22       01/01/2023         6,555,000
    40,900,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES SERIES B
                (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)~+/-                          3.20       11/15/2029        40,900,000
    14,500,000  MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE FAIRVIEW HEALTH SERVICES
                SERIES B (HEALTHCARE FACILITIES REVENUE LOC)~+/-                            3.17       11/15/2026        14,500,000
     3,380,000  MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A
                (OTHER REVENUE, US BANK NA LOC)~+/-                                         3.05       10/01/2021         3,380,000
       205,000  MINNEAPOLIS MN WOMANS CLUB OF MINNEAPOLIS PROJECT
                (OTHER REVENUE, BREMER BANK LOC)~+/-                                        3.28       05/01/2023           205,000
    12,170,000  MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING PROGRAM
                CTFS (LEASE REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                4.00       09/12/2006        12,235,866
    10,000,000  MINNESOTA STATE (PROPERTY TAX REVENUE)                                      5.00       08/01/2006        10,088,354
     5,330,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY SCHOLASTICA
                SERIES A (HOUSING REVENUE, MARSHALL & ISLEY BANK LOC)~+/-                   3.00       12/01/2034         5,330,000
     1,000,000  MINNESOTA STATE SERIES 1043 (PROPERTY TAX REVENUE LOC)~+/-                  3.21       08/01/2013         1,000,000
       250,000  MINNESOTA STATE ST. THOMAS UNIVERSITY SERIES 5L
                (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)~+/-               3.22       04/01/2027           250,000
     3,910,000  MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)~+/-                           3.18       05/15/2034         3,910,000
     2,865,000  PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT
                (HOUSING REVENUE, FNMA INSURED)~+/-                                         3.18       09/15/2031         2,865,000
       650,000  ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT
                (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)~+/-                         3.05       10/01/2029           650,000
       975,000  ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN COLLEGE
                PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)~+/-                            3.05       11/01/2022           975,000
     2,000,000  ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA)~+/-                3.18       05/15/2032         2,000,000
     2,975,000  ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)~+/-                  3.18       10/01/2035         2,975,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
MINNESOTA (CONTINUED)
$    4,280,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT
                (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)~+/-                              3.05%      05/01/2022    $    4,280,000
     5,025,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT
                (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)~+/-                              3.00       10/01/2025         5,025,000
     1,590,000  ST. PAUL MN HOUSING & RDA DISTRICT HEATING REVENUE
                SERIES A (WATER REVENUE LOC)~+/-                                            3.20       12/01/2012         1,590,000
       900,000  ST. PAUL MN PORT AUTHORITY (HOUSING REVENUE, FHLMC INSURED)~+/-             3.18       02/01/2034           900,000
       940,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES J
                (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                       3.18       12/01/2025           940,000
     3,655,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER REVENUE,
                DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                                       3.05       03/01/2021         3,655,000
     1,075,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O
                (OTHER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                       3.05       03/01/2012         1,075,000
       850,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER REVENUE,
                DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                                       3.20       03/01/2022           850,000
     7,160,000  ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE &
                INDUSTRIAL CENTER PROJECT (IDR, US BANK NA LOC)~+/-                         3.25       02/01/2015         7,160,000
     8,500,000  ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7
                (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)~+/-                              3.00       05/01/2025         8,500,000

                                                                                                                        226,015,220
                                                                                                                     --------------

MISSOURI - 1.11%
     3,400,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A
                (COLLEGE & UNIVERSITY REVENUE LOC)~+/-                                      3.00       04/01/2027         3,400,000
     1,475,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY BETHESDA
                HEALTH GROUP INCORPORATED (HEALTHCARE FACILITIES REVENUE, US BANK NA
                LOC)~+/-                                                                    3.05       08/01/2034         1,475,000
     3,800,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY CHRISTIAN
                BROTHERSCOLLEGE SERIES A (PRIVATE SCHOOL REVENUE, US BANK NA LOC)~+/-       3.05       10/01/2032         3,800,000
    13,085,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY DRURY
                COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)~+/-          3.05       08/15/2024        13,085,000
     1,860,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY ST. FRANCIS
                MEDICAL CENTER SERIES A (HEALTHCARE FACILITIES REVENUE, BANK OF
                AMERICA NA LOC)~+/-                                                         3.00       06/01/2026         1,860,000
     2,065,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITY AUTHORITY ROCKHURST
                UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)~+/-       3.00       11/01/2032         2,065,000
       145,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITY AUTHORITY ST. LOUIS
                UNIVERSITY PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, BANK OF
                AMERICA NA LOC)~+/-                                                         3.05       10/01/2009           145,000
     5,000,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILTIES AUTHORITY BETHESDA
                HEALTH GROUP (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)~+/-            3.05       08/01/2037         5,000,000
     6,000,000  ST. CHARLES COUNTY MO PUBLIC WATER SUPPLY DISTRICT NUMBER 2 COP
                SERIES A (WATER REVENUE, BANK OF AMERICA NA LOC)~+/-                        3.19       12/01/2033         6,000,000
     1,200,000  ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES B
                (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)~+/-                          3.20       06/15/2024         1,200,000

                                                                                                                         38,030,000
                                                                                                                     --------------

NEBRASKA - 2.67%
     4,500,000  AMERICAN PUBLIC ENERGY AGENCY NE (UTILITIES REVENUE, SOCIETE
                GENERALE LOC)~+/-                                                           3.15       12/01/2015         4,500,000
    34,400,000  AMERICAN PUBLIC ENERGY AGENCY NE NATIONAL PUBLIC GAS AGENCY PROJECT
                SERIES A (UTILITIES REVENUE, SOCIETE GENERALE LOC)~+/-                      3.15       02/01/2014        34,400,000
     3,510,000  BUFFALO COUNTY NE AGREX INCORPORATED PROJECT
                (IDR, JP MORGAN CHASE BANK LOC)~+/-                                         3.43       02/01/2015         3,510,000
     3,200,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY NUMBER 1 HOSPITAL REVENUE
                BRYAN LEIGH MEDICAL CENTER PROJECT AMBAC INSURED (HOSPITAL REVENUE
                LOC)~+/-                                                                    3.00       06/01/2018         3,200,000

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
NEBRASKA (CONTINUED)
$   27,700,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY CREIGHTON UNIVERSITY PROJECT
                SERIES C (COLLEGE & UNIVERSITY REVENUE, FGIC INSURED)~+/-                   3.00%      07/01/2035    $   27,700,000
     1,400,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY REVENUE CREIGHTON UNIVERSITY
                PROJECT (COLLEGE & UNIVERSITY REVENUE LOC)~+/-                              3.00       03/01/2033         1,400,000
     5,000,000  NEBRASKA PUBLIC POWER DISTRICT (ELECTRIC PLANT REVENUE, FGIC
                INSURED)~+/-                                                                3.22       01/01/2017         5,000,000
     6,725,000  NEBRASKA PUBLIC POWER DISTRICT (POWER REVENUE, FGIC INSURED)~+/-            3.22       01/01/2015         6,725,000
     5,100,000  NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT
                (OTHER REVENUE, JP MORGAN CHASE BANK LOC)~+/-                               3.43       02/01/2015         5,100,000

                                                                                                                         91,535,000
                                                                                                                     --------------

NEVADA - 1.33%
     7,000,000  CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A (AIRPORT
                REVENUE LOC)~+/-                                                            3.18       07/01/2012         7,000,000
     5,465,000  CLARK COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
                INSURED)~+/-                                                                3.22       06/15/2017         5,465,000
    17,520,000  LAS VEGAS CONVENTION & VISITORS AUTHORITY
                (SPORTS FACILITIES REVENUE, AMBAC INSURED)~+/-                              3.22       07/01/2018        17,520,000
     6,675,000  RENO-TAHOE NV AIRPORT AUTHORITY (AIRPORT REVENUE, FIRST SECURITY
                BANK LOC)~+/-                                                               3.22       07/01/2025         6,675,000
     4,085,000  WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
                INSURED)~+/-                                                                3.22       06/01/2020         4,085,000
     4,715,000  WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, MBIA
                INSURED)~+/-                                                                3.22       06/01/2018         4,715,000

                                                                                                                         45,460,000
                                                                                                                     --------------

NEW HAMPSHIRE - 0.17%
     5,900,000  NEW HAMPSHIRE STATE EAR BOARD PARTNERSHIP PROJECT (MFHR, FNMA
                INSURED)~+/-                                                                3.20       09/15/2026         5,900,000
                                                                                                                     --------------

NEW JERSEY - 1.22%
    41,575,000  NEW JERSEY STATE TRAN SERIES A (GENERAL OBLIGATION - STATES,
                TERRITORIES)                                                                4.00       06/23/2006        41,689,898
                                                                                                                     --------------

NEW MEXICO - 0.14%
     3,710,000  NEW MEXICO FINANCE AUTHORITY STATE TRANSACTION SERIES 435 (SALES TAX
                REVENUE, MBIA INSURED)~+/-                                                  3.22       12/15/2011         3,710,000
     1,015,000  NEW MEXICO HOUSING AUTHORITY REGION III ARBORS COURTYARD APARTMENTS
                SERIES A1 (MFHR, FNMA INSURED)~+/-                                          3.18       01/15/2033         1,015,000
                                                                                                                          4,725,000
                                                                                                                     --------------

NEW YORK - 6.46%
    21,050,000  METROPOLITAN TRANSPORTATION AUTHORITY NEW YORK SUBSERIES G2
                (TRANSPORTATION REVENUE, BANQUE NATIONALE PARIS LOC)~+/-                    2.91       11/01/2026        21,050,000
    22,500,000  METROPOLITAN TRANSPORTATION AUTHORITY NEW YORK
                (TRANSPORTATION REVENUE, FIRST SECURITY BANK LOC)~+/-                       3.21       05/15/2030        22,500,000
    23,135,000  METROPOLITAN TRANSPORTATION AUTHORITY NEW YORK SERIES 1153
                (TRANSPORTATION REVENUE, AMBAC INSURED)~+/-                                 3.20       11/15/2027        23,135,000
     5,235,000  NEW YORK NY (PROPERTY TAX REVENUE, AMBAC INSURED)~+/-                       3.22       12/01/2022         5,235,000
    11,645,000  NEW YORK NY (PROPERTY TAX REVENUE, FGIC INSURED)~+/-                        3.21       04/01/2025        11,645,000
     7,840,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY SERIES 2003-7 (TAX
                REVENUE)~+/-                                                                3.21       02/01/2029         7,840,000
     5,115,000  NEW YORK NY SERIES 1164 (PROPERTY TAX REVENUE, AMBAC INSURED)~+/-           3.22       12/01/2012         5,115,000
     4,500,000  NEW YORK NY SUBSERIES A6 (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                LOC)~+/-                                                                    2.98       11/01/2026         4,500,000
    29,205,000  NEW YORK NY SUBSERIES E3 (PROPERTY TAX REVENUE, BANK OF AMERICA NA
                LOC)~+/-                                                                    3.17       08/01/2034        29,205,000
     2,000,000  NEW YORK STATE (HOUSING REVENUE, FNMA INSURED)~+/-                          3.20       05/15/2034         2,000,000
    55,975,000  NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH FACILITIES
                IMPROVEMENT SERIES F2A (HEALTHCARE FACILITIES REVENUE, FIRST
                SECURITY BANK LOC)~+/-                                                      3.20       02/15/2021        55,975,000
    18,345,000  NEW YORK STATE DORMITORY AUTHORITY SERIES 1158 (HFFA REVENUE,
                MORGAN STANLEY DEAN WITTER LOC)~+/-                                         3.20       07/01/2025        18,345,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE        VALUE
NEW YORK (CONTINUED)
$    8,505,000  NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION ST. PETERS
                INCOME TAX (TAX REVENUE, FGIC INSURED)~+/-                                  3.22%      12/15/2024    $    8,505,000
     6,000,000  NEW YORK STATE HFA REVENUE SERIES A (HOUSING REVENUE LOC)~+/-               3.17       11/15/2037         6,000,000

                                                                                                                        221,050,000
                                                                                                                     --------------

NORTH CAROLINA - 1.93%
       700,000  ALBERMARLE NC HOSPITAL AUTHORITY
                (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)~+/-                      3.20       10/01/2015           700,000
     1,275,000  CHARLOTTE-MECKLENBERG NC HOSPITAL AUTHORITY CAROLINAS HEALTHCARE
                SERIES B (OTHER REVENUE, BANK OF AMERICA NA LOC)~+/-                        2.93       01/15/2026         1,275,000
     7,305,000  MECKLENBURG COUNTY NC (OTHER REVENUE, WACHOVIA BANK LOC)~+/-                3.19       02/01/2016         7,305,000
    43,500,000  MECKLENBURG COUNTY NC SERIES B (PROPERTY TAX REVENUE, WACHOVIA BANK
                LOC)~+/-                                                                    3.17       02/01/2026        43,500,000
     7,115,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES A2
                (ELECTRIC REVENUE, MBIA INSURED)~+/-                                        3.23       01/01/2022         7,115,000
     3,595,000  NORTH CAROLINA MEDICAL CARE COMMUNITY
                (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)~+/-                      3.20       10/01/2015         3,595,000
     2,575,000  NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME PROJECT
                (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)~+/-                      3.20       08/01/2024         2,575,000

                                                                                                                         66,065,000
                                                                                                                     --------------

NORTH DAKOTA - 0.08%
     2,845,000  WARD COUNTY ND TRINITY OBLIGATION GROUP SERIES A
                (HOSPITAL REVENUE, US BANK NA LOC)~+/-                                      3.05       07/01/2029         2,845,000
                                                                                                                     --------------

OHIO - 1.31%
     4,895,000  FRANKLIN COUNTY OH TRINITY HEALTH CREDIT C2
                (HEALTHCARE FACILITIES REVENUE, FGIC INSURED)~+/-                           3.21       12/01/2038         4,895,000
     6,295,000  OHIO STATE GO SERIES ROCS  RR II-R 206
                (PROPERTY TAX REVENUE, FGIC INSURED)~+/-                                    3.22       03/15/2015         6,295,000
     1,655,000  OHIO STATE SERIES A (LEASE REVENUE, FIFTH THIRD BANK LOC)~+/-               3.22       09/01/2027         1,655,000
    27,650,000  RICHLAND COUNTY OH SERIES A
                (HEALTHCARE FACILITIES REVENUE, JP MORGAN CHASE BANK LOC)~+/-               3.22       11/01/2027        27,650,000
     1,495,000  UNIVERSITY OF TOLEDO OH GENERAL RECEIPTS BONDS
                (COLLEGE & UNIVERSITY REVENUE LOC)~+/-                                      3.00       06/01/2032         1,495,000
     2,810,000  WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT
                (IDR, SCOTIABANK LOC)~+/-                                                   3.42       09/01/2015         2,810,000

                                                                                                                         44,800,000
                                                                                                                     --------------

OKLAHOMA - 0.68%
     7,200,000  MUSKOGEE OK MEDICAL CENTER AUTHORITY (HFFA REVENUE,
                BANK OF AMERICA NA LOC)~+/-                                                 3.24       10/01/2032         7,200,000
     1,200,000  OKLAHOMA DEVELOPMENT FINANCE AUTHORITY CONTINUING CARE COMMUNITY
                PROJECT SERIES C (NURSING HOME REVENUE, KBC BANK NV LOC)~+/-                3.05       02/01/2012         1,200,000
     5,875,000  OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT
                (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA NA LOC)~+/-                 3.24       11/01/2018         5,875,000
       700,000  TULSA OK IDA TULSA COUNTY HOUSING FUNDING INCORPORATED (HOUSING
                REVENUE)~+/-                                                                3.43       10/01/2032           700,000
     8,300,000  UNIVERSITY OF OKLAHOMA HOSPITALS TRUSTS SERIES A
                (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA NA LOC)~+/-                 3.19       08/15/2035         8,300,000

                                                                                                                         23,275,000
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
OREGON - 0.54%
$    4,000,000  MULTNOMAH COUNTY OR CONCORDIA UNIVERSITY PORTLAND PROJECT
                (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)~+/-               3.05%      12/01/2029    $    4,000,000
     8,000,000  OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL
                SERVICES LOC)~+/-                                                           3.23       05/01/2010         8,000,000
     1,595,000  PORTLAND OR (SEWER REVENUE, FIRST SECURITY BANK LOC)~+/-                    3.22       10/01/2012         1,595,000
     4,995,000  TRI COUNTY OR METRO TRANSPORTATION DISTRICT SERIES 142
                (TAX REVENUE, MORGAN STANLEY DEAN WITTER LOC)~+/-                           3.21       08/01/2019         4,995,000

                                                                                                                         18,590,000
                                                                                                                     --------------

OTHER - 3.32%
    10,000,000  ABN AMRO MUNITOPS CTFS TRUST 1999-1 MUNITOPS CTFS
                (OTHER REVENUE, FGIC INSURED)+/-++                                          3.21       12/06/2006        10,000,000
    15,420,000  ABN AMRO MUNITOPS CTFS TRUST 2001-23 MUNITOPS CTFS
                (PROPERTY TAX REVENUE, MBIA INSURED)~+/-                                    3.23       12/01/2009        15,420,000
    10,120,000  CLIPPER BRIGANTINE TAX EXEMPT TRUST CTFS
                (OTHER REVENUE, STATE STREET BANK & TRUST CA LOC)~+/-++                     3.53       02/01/2030        10,120,000
    16,200,000  CLIPPER TAX EXEMPT TRUST COP SERIES 2003 (OTHER REVENUE)~+/-                3.30       05/01/2010        16,200,000
    20,125,000  CLIPPER TAX EXEMPT TRUST COP SERIES A (OTHER REVENUE)~+/-++                 3.30       05/01/2008        20,125,000
       848,181  ITHAKA PARTNERS II TRUST CTFS SERIES A CLASS A
                (OTHER REVENUE, US BANK NA LOC)~+/-++                                       3.83       01/01/2010           848,181
     3,560,000  NORTHEAST TAX-EXEMPT GRANTOR TRUST CTFS
                (OTHER REVENUE, BANK OF AMERICA NA LOC)~+/-                                 3.35       04/01/2019         3,560,000
     2,909,512  PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST SERIES 2002 (LEASE
                REVENUE)+/-                                                                 3.38       07/19/2006         2,909,512
    25,075,000  SUNAMERICA TRUST (OTHER REVENUE, FHLMC INSURED)~+/-                         3.33       07/01/2041        25,075,000
     2,721,000  US BANCORP PROJECT FUNDING TRUST SERIES A (OTHER REVENUE)~+/-++             3.24       01/01/2010         2,721,000
     6,802,500  US BANCORP PROJECT FUNDING TRUST SERIES A (OTHER REVENUE)~+/-++             3.24       03/01/2010         6,802,500

                                                                                                                        113,781,193
                                                                                                                     --------------

PENNSYLVANIA - 2.69%
    18,800,000  BEAVER COUNTY PA IDA TOLEDO EDISON COMPANY PROJECT
                (IDR, BARCLAYS BANK PLC LOC)~+/-                                            3.18       06/01/2030        18,800,000
     5,000,000  DANIEL BOONE PA AREA SCHOOL DISTRICT
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)~+/-                         3.20       08/01/2029         5,000,000
     3,450,000  LEHIGH COUNTY PA ST. LUKES HOSPITAL PROJECT
                (HOSPITAL REVENUE, WACHOVIA BANK LOC)~+/-                                   2.93       07/01/2031         3,450,000
    20,400,000  MONTGOMERY COUNTY PA (OTHER REVENUE, WACHOVIA BANK LOC)~+/-                 3.20       10/01/2030        20,400,000
     7,025,000  PENNSYLVANIA STATE HONEYSUCKLE STUDENT HOLDING SERIES A
                (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)~+/-               3.20       07/01/2034         7,025,000
     4,110,000  PENNSYLVANIA STATE TURNPIKE COMMISSION OIL FRANCHISE TAX SERIES II
                R 1005 (SALES TAX REVENUE, AMBAC INSURED)~+/-                               3.22       12/01/2015         4,110,000
    32,255,000  PHILADELPHIA PA (WATER REVENUE, FIRST SECURITY BANK LOC)~+/-                3.18       06/15/2023        32,255,000
     1,050,000  PHILADELPHIA PA GAS WORKS SERIES A2
                (UTILITIES REVENUE, JP MORGAN CHASE BANK LOC)~+/-                           3.22       09/01/2034         1,050,000

                                                                                                                         92,090,000
                                                                                                                     --------------

PUERTO RICO - 0.18%
     6,045,000  EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A
                (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)~+/-                            3.21       07/01/2027         6,045,000
                                                                                                                     --------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
SOUTH CAROLINA - 0.42%
$    5,900,000  CHARLESTON SC SERIES 2003A (WATER REVENUE, BANK OF AMERICA NA
                LOC)~+/-                                                                    3.19%      01/01/2033    $    5,900,000
     4,135,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                NONPROFIT INSTITUTIONS (COLLEGE & UNIVERSITY REVENUE, BANK OF
                AMERICA NA LOC)~+/-                                                         3.24       02/01/2022         4,135,000
     4,420,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY
                (ECONOMIC DEVELOPMENT REVENUE, WACHOVIA BANK LOC)~+/-                       3.20       12/01/2024         4,420,000

                                                                                                                         14,455,000
                                                                                                                     --------------

SOUTH DAKOTA - 0.44%
    10,000,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY RAPID
                CITY REGIONAL HOSPITAL (HEALTHCARE FACILITIES REVENUE, MBIA
                INSURED)~+/-                                                                3.00       09/01/2027        10,000,000
     5,000,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY SIOUX
                VALLEY SERIES B (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)~+/-         3.23       11/01/2034         5,000,000

                                                                                                                         15,000,000
                                                                                                                     --------------

TENNESSEE - 1.42%
     3,900,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)~+/-                   3.19       11/01/2027         3,900,000
     4,860,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN HEALTH &
                EDUCATIONAL PROJECT FACILITIES BOARD MEHARRY MEDICAL COLLEGE
                (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)~+/-                  3.19       08/01/2018         4,860,000
    19,985,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN STEWARTS
                FERRY APARTMENTS (IDR, FHLMC INSURED)~+/-                                   3.19       01/01/2034        19,985,000
    15,570,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY
                (OTHER REVENUE, BANK OF AMERICA NA LOC)~+/-                                 3.00       02/01/2036        15,570,000
     4,220,000  RUTHERFORD COUNTY TN SERIES 643 (PROPERTY TAX REVENUE, MBIA
                INSURED)~+/-                                                                3.22       10/01/2012         4,220,000

                                                                                                                         48,535,000
                                                                                                                     --------------

TEXAS - 7.09%
       625,000  DALLAS TX PUTTER 598 (PROPERTY TAX REVENUE, JP MORGAN CHASE BANK
                LOC)~+/-                                                                    3.22       02/15/2011           625,000
     4,310,000  EAGLE TAX-EXEMPT TRUST CTF 20014302 CLASS A (AUSTIN TX ELECTRIC
                UTILITY SYSTEMS) (POWER REVENUE, FIRST SECURITY BANK LOC)~+/-               3.22       11/15/2012         4,310,000
     6,000,000  EAGLE TAX-EXEMPT TRUST CTF 20014310 CLASS A (DALLAS TX AREA RAPID)
                (SALES TAX REVENUE, AMBAC INSURED)~+/-                                      3.22       12/01/2026         6,000,000
     7,895,000  GRAPEVINE COLLEYVILLE TX INDEPENDENT SCHOOL DISTRICT
                (PROPERTY TAX REVENUE, FGIC INSURED)~+/-                                    3.22       08/15/2023         7,895,000
     8,995,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)~+/-                           3.31       07/01/2015         8,995,000
     4,430,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)~+/-                           3.31       07/01/2024         4,430,000
     8,982,500  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                SERIES 357 (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)~+/-                3.21       07/01/2029         8,982,500
     1,900,000  HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JUNIOR LIEN RODEO SERIES C
                (SPORTS FACILITIES REVENUE, MBIA INSURED)~+/-                               3.25       11/15/2030         1,900,000
     2,095,000  HARRIS COUNTY TX SERIES 646
                (PROPERTY TAX REVENUE, JP MORGAN CHASE BANK LOC)~+/-                        3.22       10/01/2012         2,095,000
     5,900,000  HIGHLAND PARK TX INDEPENDENT SCHOOL DISTRICT SERIES 763
                (PROPERTY TAX REVENUE, JP MORGAN CHASE BANK LOC)~+/-                        3.22       02/15/2013         5,900,000
     5,470,000  HOUSTON TX CTFS SERIES 495 (WATER REVENUE, FGIC INSURED)~+/-                3.21       12/01/2030         5,470,000
     4,245,000  HOUSTON TX INDEPENDENT SCHOOL DISTRICT SERIES 462
                (PROPERTY TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)~+/-                3.21       02/15/2026         4,245,000
     3,770,000  HOUSTON TX MUNICIPAL TRUST RECEIPTS SERIES SG 120 (WATER & SEWER
                REVENUE)~+/-                                                                3.22       12/01/2023         3,770,000
    12,600,000  HOUSTON TX SERIES SG 139
                (COLLEGE & UNIVERSITY REVENUE, SOCIETE GENERALE LOC)~+/-                    3.22       11/15/2029        12,600,000

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
TEXAS (CONTINUED)
$    9,160,000  HOUSTON TX UTILITY SYSTEMS SERIES C37 (WATER REVENUE, MBIA
                INSURED)~+/-                                                                3.23%      05/15/2027    $    9,160,000
     2,250,000  IRVING TX SERIES 403 (WATER REVENUE, AMBAC INSURED)~+/-                     3.22       02/15/2012         2,250,000
    28,400,000  KATY TX INDEPENDENT SCHOOL DISTRICT SERIES C (PROPERTY TAX
                REVENUE)~+/-                                                                3.18       08/15/2036        28,400,000
     2,035,000  LAREDO TX HOUSING DEVELOPMENT CORPORATION NUMBER 1 SERIES 618
                (LEASE REVENUE, AMBAC INSURED)~+/-                                          3.22       02/01/2010         2,035,000
     3,895,000  LOWER COLORADO RIVER AUTHORITY TX (OTHER REVENUE, FGIC INSURED)~+/-         3.22       05/15/2023         3,895,000
     3,290,000  LOWER COLORADO RIVER AUTHORITY TX PUTTER SERIES 623
                (OTHER REVENUE, FGIC INSURED)~+/-                                           3.22       11/15/2009         3,290,000
    25,000,000  LUBBOCK TX INDEPENDENT SCHOOL DISTRICT SERIES A (PROPERTY TAX
                REVENUE)~+/-                                                                3.18       08/15/2029        25,000,000
    11,415,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL HEALTH
                SYSTEMS (OTHER REVENUE, WACHOVIA BANK LOC)~+/-                              3.00       02/15/2035        11,415,000
     5,000,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES A
                (HEALTHCARE FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)~+/-              3.05       02/15/2028         5,000,000
     3,700,000  MATAGORDA COUNTY TX HOSPITAL DISTRICT (HOSPITAL REVENUE, REGIONS
                BANK LOC)~+/-                                                               3.48       08/01/2018         3,700,000
     5,535,000  MIDLAND TX COLLEGE DISTRICT (PROPERTY TAX REVENUE, FGIC INSURED)~+/-        3.22       02/15/2024         5,535,000
     6,010,000  NORTH CENTRAL TX HEALTH FACILITY DEVELOPMENT CORPORATION
                (HFFA REVENUE, MBIA INSURED)~+/-                                            3.22       02/15/2022         6,010,000
     1,695,000  POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
                (HOSPITAL REVENUE, JP MORGAN CHASE BANK LOC)~+/-                            3.22       11/01/2026         1,695,000
     1,500,000  SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA INSURED)~+/-                   3.18       05/15/2033         1,500,000
     2,600,000  SPLENDORA TX PROJECT FELLOWSHIP CHRISTIAN PROJECT
                (OTHER REVENUE, BANK OF AMERICA NA LOC)~+/-                                 3.24       01/01/2017         2,600,000
     3,930,000  TEXAS A&M UNIVERSITY PERMANENT UNIVERSITY FUND
                (COLLEGE & UNIVERSITY REVENUE, JP MORGAN CHASE BANK LOC)~+/-                3.22       07/01/2012         3,930,000
     5,080,000  TEXAS STATE CLASS A (GENERAL OBLIGATION - STATES, TERRITORIES,
                CITIBANK NA LOC)~+/-                                                        3.22       04/01/2030         5,080,000
    37,000,000  TEXAS STATE TAX & ANTICIPATION NOTES (GENERAL OBLIGATION - STATES,
                TERRITORIES)                                                                4.50       08/31/2006        37,271,470
     5,195,000  TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES 4
                (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)~+/-                          3.22       11/15/2024         5,195,000
     2,585,000  UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND SERIES 411
                (COLLEGE & UNIVERSITY REVENUE)~+/-                                          3.22       01/01/2012         2,585,000

                                                                                                                        242,763,970
                                                                                                                     --------------

VIRGINIA - 0.90%
     8,115,000  CAPITAL REGION AIRPORT COMMISSION VA SERIES B
                (AIRPORT REVENUE, WACHOVIA BANK LOC)~+/-                                    3.20       06/01/2035         8,115,000
     1,170,000  FAIRFAX COUNTY VA SERIES 1036 (PROPERTY TAX REVENUE, STATE AID
                WITHHOLDING)~+/-                                                            3.21       04/01/2013         1,170,000
     2,185,000  HAMPTON ROADS VA REGIONAL JAIL AUTHORITY REGIONAL SERIES 569
                (JAIL FACILITIES REVENUE, MBIA INSURED)~+/-                                 3.22       07/01/2012         2,185,000
    12,485,000  LOUDOUN COUNTY VA IDA HOWARD HUGHES MEDICAL CENTER SERIES F
                (IDR)~+/-                                                                   3.17       02/15/2038        12,485,000
     7,000,000  NORFOLK VA REDEVELOPMENT & HOUSING AUTHORITY
                (HOUSING REVENUE, BANK OF AMERICA NA LOC)~+/-                               3.19       07/01/2034         7,000,000

                                                                                                                         30,955,000
                                                                                                                     --------------

WASHINGTON - 3.23%
     5,186,500  ENERGY NORTHWEST WA ELECTRIC CTFS SERIES C
                (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)~+/-                             3.24       01/01/2010         5,186,500
     5,735,000  ENERGY NORTHWEST WA WIND PROJECT SERIES 686 (POWER REVENUE, MBIA
                INSURED)~+/-                                                                3.22       07/01/2012         5,735,000
     4,785,000  GOAT HILL WA PROPERTIES SERIES 705 (LEASE REVENUE, MBIA INSURED)~+/-        3.22       12/01/2012         4,785,000
    17,350,000  ISSAQUAH WA COMMUNITY PROPERTIES SERIES A
                (WATER REVENUE, BANK OF AMERICA NA LOC)~+/-                                 3.21       02/15/2021        17,350,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
WASHINGTON (CONTINUED)
$   45,525,000  KING COUNTY WA HOUSING AUTHORITY SERIES A
                (HOUSING REVENUE, FHLMC INSURED)~+/-                                        3.19%      07/01/2035    $   45,525,000
     3,390,000  KING COUNTY WA SCHOOL DISTRICT NUMBER 410 SNOQUALMIE VALLEY
                (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)~+/-                         3.22       12/01/2024         3,390,000
     5,225,000  KITSAP COUNTY WA SCHOOL DISTRICT NUMBER 400 NORTH KITSAP SERIES
                ROCS RR II-R 1009 (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                LOC)~+/-                                                                    3.22       12/01/2017         5,225,000
     4,970,000  SEATTLE WA MUNICIPAL LIGHT & POWER SERIES 668
                (POWER REVENUE, FIRST SECURITY BANK LOC)~+/-                                3.22       08/01/2012         4,970,000
     1,700,000  WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA ART
                MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST
                CORPORATION LOC)~+/-                                                        3.05       06/01/2032         1,700,000
     1,800,000  WASHINGTON STATE HOUSING FINANCE COMMISSION SERIES B
                (HOUSING REVENUE, BANK OF AMERICA NA LOC)~+/-                               3.03       01/01/2036         1,800,000
     3,500,000  WASHINGTON STATE HOUSING WESLEY HOMES PROJECT SERIES A
                (LEASE REVENUE, BANK OF AMERICA NA LOC)~+/-                                 3.03       01/01/2036         3,500,000
     2,165,000  WASHINGTON STATE SERIES 593 (PROPERTY TAX REVENUE, FIRST SECURITY
                BANK LOC)~+/-                                                               3.22       07/01/2012         2,165,000
     4,950,000  WASHINGTON STATE SERIES A05 (PROPERTY TAX REVENUE, MBIA INSURED)~+/-        3.23       01/01/2013         4,950,000
     4,385,000  WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                LOC)~+/-                                                                    3.23       07/01/2024         4,385,000

                                                                                                                        110,666,500
                                                                                                                     --------------

WISCONSIN - 1.76%
     3,840,000  MILWAUKEE WI RDA REDEVELOPMENT MILWAUKEE SCHOOL ENGINEER PROJECT A
                (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ISLEY BANK LOC)~+/-               3.29       07/01/2023         3,840,000
    22,760,000  WAUKESHA WI SCHOOL DISTRICT TRAN (PROPERTY TAX REVENUE)                     4.00       08/22/2006        22,866,336
     2,400,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY ALVERNO
                COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
                LOC)~+/-                                                                    3.05       11/01/2017         2,400,000
     6,500,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY FRANCISCAN
                SISTERS SERIES B (HEALTHCARE FACILITIES REVENUE, MARSHALL & ISLEY
                BANK LOC)~+/-                                                               3.20       09/01/2033         6,500,000
     3,100,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY GUNDERSEN
                LUTHERAN SERIES B (HEALTHCARE FACILITIES REVENUE, FIRST SECURITY
                BANK LOC)~+/-                                                               3.00       12/01/2029         3,100,000
    12,000,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY NATIONAL
                REGENCY OF NEW BERLIN (HEALTHCARE FACILITIES REVENUE, MARSHALL &
                ISLEY BANK LOC)~+/-                                                         3.05       08/15/2034        12,000,000
     2,100,000  WISCONSIN STATE SERIES 490 (PROPERTY TAX REVENUE, MBIA INSURED)~+/-         3.22       05/01/2012         2,100,000
     7,535,000  WISCONSIN STATE SERIES 531 (PROPERTY TAX REVENUE, FGIC INSURED)~+/-         3.22       11/01/2012         7,535,000

                                                                                                                         60,341,336
                                                                                                                     --------------

WYOMING - 0.89%
    30,600,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                (PCR, BARCLAYS BANK PLC LOC)~+/-                                            3.19       07/01/2015        30,600,000
                                                                                                                     --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,970,666,192)                                                                   2,970,666,192
                                                                                                                     --------------

COMMERCIAL PAPER - 13.55%
    17,350,000  CALIFORNIA STATEWIDE CDA                                                    3.18       03/01/2006        17,350,000
     6,298,000  HARRIS COUNTY TX                                                            3.16       04/06/2006         6,298,000
     4,100,000  HARRIS COUNTY TX                                                            3.20       05/09/2006         4,100,000
     8,500,000  HARRIS COUNTY TX HOSPITAL DISTRICT                                          2.92       03/07/2006         8,500,000
     9,890,000  HARRIS COUNTY TX SERIES B                                                   3.18       05/08/2006         9,890,000
     6,000,000  HOUSTON TX                                                                  3.20       03/16/2006         6,000,000
     3,600,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                   3.00       03/08/2006         3,600,000
    15,600,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                   3.18       03/08/2006        15,600,000
     4,200,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                   3.20       03/14/2006         4,200,000
    13,200,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                   3.20       03/16/2006        13,200,000

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
COMMERCIAL PAPER (CONTINUED)
$    9,665,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                   3.12%      04/11/2006    $    9,665,000
     7,850,000  INTERMOUNTAIN POWER AGENCY                                                  3.20       05/11/2006         7,850,000
     8,300,000  JOHNS HOPKINS UNIVERSITY                                                    3.18       03/09/2006         8,300,000
     6,800,000  LAS VEGAS NV VALLEY WATER                                                   3.20       03/14/2006         6,800,000
    16,740,000  LAS VEGAS NV VALLEY WATER                                                   3.12       04/11/2006        16,740,000
    16,800,000  MARYLAND HEALTH & HIGHER EDUCATION                                          3.14       05/09/2006        16,800,000
    36,000,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                       3.07       03/15/2006        36,000,000
    13,800,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                       3.20       03/16/2006        13,800,000
     7,828,000  MASSECHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                       3.12       04/11/2006         7,828,000
     6,000,000  MONTGOMERY COUNTY MD                                                        3.11       03/08/2006         6,000,000
    21,200,000  MONTGOMERY COUNTY MD                                                        3.22       03/13/2006        21,200,000
     8,400,000  MONTGOMERY COUNTY PA IDA                                                    3.10       04/03/2006         8,400,000
    14,573,000  NORTH CAROLINA CAPITAL FACILITIES                                           3.10       03/07/2006        14,573,000
    10,000,000  NORTH CAROLINA CAPITAL FACILITIES                                           3.11       04/06/2006        10,000,000
     3,600,000  PALM BEACH COUNTY FL SCHOOL DISTRICT                                        3.00       03/09/2006         3,600,000
    13,000,000  ROCHESTER MN HEALTH CARE SERIES 00-B                                        3.10       04/10/2006        13,000,000
     6,800,000  ROCHESTER MN HEALTH CARE SERIES 88-E                                        3.10       04/10/2006         6,800,000
    32,400,000  ROCHESTER MN HEALTH CARE SERIES 92-B                                        3.10       04/10/2006        32,400,000
    10,300,000  ROCHESTER MN HEALTH CARE SERIES 92-A                                        3.10       04/10/2006        10,300,000
    10,800,000  ROCHESTER MN HEALTH CARE SERIES 92-C                                        3.10       04/10/2006        10,800,000
     5,000,000  SAN ANTONIO TX                                                              3.00       03/09/2006         5,000,000
    11,000,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                        3.18       03/01/2006        11,000,000
    11,325,000  TEXAS PUBLIC FINANCE AUTHORITY                                              3.12       04/11/2006        11,325,000
    17,500,000  UNIVERSITY OF MINNESOTA                                                     3.21       04/04/2006        17,500,000
    21,350,000  UNIVERSITY OF TEXAS SYSTEM                                                  3.05       03/13/2006        21,350,000
    14,910,000  UNIVERSITY OF TEXAS SYSTEM                                                  3.12       04/11/2006        14,910,000
    15,000,000  UNIVERSITY OF TEXAS SYSTEM SERIES A                                         3.20       03/10/2006        15,000,000
    18,100,000  UNIVERSITY OF TEXAS SYSTEM SERIES A                                         3.20       03/13/2006        18,100,000

TOTAL COMMERCIAL PAPER (COST $463,779,000)                                                                              463,779,000
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES

(COST $3,434,445,192)*                             100.31%                                                           $3,434,445,192
OTHER ASSETS AND LIABILITIES, NET                   (0.31)                                                              (10,445,029)
                                                   ------                                                            --------------
TOTAL NET ASSETS                                   100.00%                                                           $3,424,000,163
                                                   ======                                                            ==============

~ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE     VALUE
AGENCY NOTES - INTEREST BEARING - 0.59%
$  25,000,000   FHLB                                                                        4.00%      08/18/2006    $   25,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $25,000,000)                                                                 25,000,000
                                                                                                                     --------------

ASSET-BACKED SECURITIES - 0.48%
       474,324  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-CF                     3.84       09/06/2006           474,324
    12,261,067  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                            4.22       11/15/2006        12,261,067
     7,701,792  USAA AUTO OWNER TRUST SERIES 2005-3                                         4.17       11/09/2006         7,701,792

TOTAL ASSET-BACKED SECURITIES (COST $20,437,183)                                                                         20,437,183
                                                                                                                     --------------

CERTIFICATES OF DEPOSIT - 9.91%
   150,000,000  BANCO BILBAO VIZCAYA ARGENTARIA NEW YORK+/-                                 4.49       04/06/2006       150,000,000
   150,000,000  BARCLAYS BANK PLC                                                           4.14       09/20/2006       150,000,000
    30,500,000  BNP PARIBAS LONDON+/-                                                       4.92       11/07/2006        30,500,000
    88,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                              4.18       09/22/2006        88,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $418,500,000)                                                                       418,500,000
                                                                                                                     --------------

COMMERCIAL PAPER - 24.00%
    30,000,000  AMSTEL FUNDING CORPORATION^++                                               4.44       05/26/2006        29,681,800
   102,037,000  ATLANTIC ASSET SECURITIZATION CORPORATION^++                                3.94       03/20/2006       101,824,820
   135,000,000  ATLAS CAPITAL FUNDING CORPORATION+/-++                                      4.56       03/27/2006       135,000,000
    53,992,000  ATOMIUM FUNDING LLC^++                                                      3.83       03/07/2006        53,957,580
   140,000,000  CEDAR SPRINGS CAPITAL COMPANY^++                                            4.52       04/19/2006       139,138,689
    25,000,000  CROWN POINT CAPITAL COMPANY^++                                              3.83       03/09/2006        24,978,750
   150,000,000  DNB NORSKE BANK ASA^                                                        4.37       03/27/2006       149,526,583
    25,000,000  GRAMPIAN FUNDING LLC^++                                                     4.44       04/05/2006        24,892,083
    64,000,000  HARRIER FINANCE FUNDING US LLC^++                                           4.42       03/08/2006        63,944,996
    82,000,000  MORGAN STANLEY                                                              4.62       07/11/2006        82,000,000
    60,000,000  NEWPORT FUNDING CORPORATION^++                                              4.50       04/13/2006        59,677,500
    36,526,000  NIEUW AMSTERDAM RECEIVABLES^++                                              4.52       04/24/2006        36,278,354
    53,000,000  SOLITAIRE FUNDING LLC^++                                                    4.71       05/23/2006        52,424,464
    60,000,000  SPINTAB AB^                                                                 3.86       03/03/2006        59,987,133

TOTAL COMMERCIAL PAPER (COST $1,013,312,752)                                                                          1,013,312,752
                                                                                                                     --------------

CORPORATE BONDS & NOTES - 1.02%
    29,000,000  LASALLE NATIONAL BANK+/-                                                    4.24       07/26/2006        29,015,530
    14,000,000  MCDONALD'S CORPORATION+/-++                                                 4.49       03/07/2006        14,002,151

TOTAL CORPORATE BONDS & NOTES (COST $43,017,681)                                                                         43,017,681
                                                                                                                     --------------

EXTENDABLE BONDS - 5.35%
    25,000,000  3M COMPANY++                                                                5.65       12/12/2006        25,162,765
    10,000,000  AMERICAN GENERAL FINANCE+/-++                                               4.60       03/15/2007        10,000,000
    63,500,000  BANK OF IRELAND+/-++                                                        4.54       03/20/2007        63,500,000
    14,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                     4.67       03/09/2007        14,000,265
     5,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                                4.65       03/09/2007         5,003,719
    31,000,000  IRISH LIFE & PERMANENT+/-++                                                 4.57       03/22/2007        31,000,000
    12,000,000  MORGAN STANLEY+/-                                                           4.62       03/02/2007        12,000,000
    61,000,000  NORDEA BANK AB+/-++                                                         4.55       03/09/2007        61,000,000

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
EXTENDABLE BONDS (CONTINUED)
$    4,000,000  PREMIUM ASSET TRUST+/-++                                                    4.58%      03/15/2007    $    4,000,000

TOTAL EXTENDABLE BONDS (COST $225,666,749)                                                                              225,666,749
                                                                                                                     --------------

MEDIUM TERM NOTES - 8.06%
    85,000,000  AMERICAN HONDA FINANCE+/-++                                                 4.67       02/06/2007        85,000,000
    53,900,000  BANK OF AMERICA SECURITIES+/-~                                              4.63       09/09/2034        53,900,000
    15,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                                      4.73       08/28/2006        15,000,000
    51,200,000  BEAR STEARNS COMPANIES INCORPORATED+/-~                                     4.68       09/09/2049        51,200,000
    30,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK+/-                                      4.66       05/03/2006        29,999,492
    75,000,000  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                                 4.53       12/15/2006        74,987,856
    15,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                            4.60       12/11/2006        15,013,171
    15,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                            4.60       01/05/2007        15,000,000

TOTAL MEDIUM TERM NOTES (COST $340,100,519)                                                                             340,100,519
                                                                                                                     --------------

MUNICIPAL BONDS & NOTES - 0.51%

MUNICIPAL BONDS & NOTES - 0.51%
    10,700,000  CALIFORNIA COMMUNITIES HFA LEASE REVENUE SERIES A COLLATERALIZED BY
                FHLMC (HOUSING REVENUE LOC)+/-                                              4.65       02/01/2007        10,700,000
    10,650,000  PACIFIC CALIFORNIA HFA LEASE REVENUE SERIES A FHLMC INSURED (HOUSING
                REVENUE LOC)+/-                                                             4.65       02/01/2007        10,650,000

TOTAL MUNICIPAL BONDS & NOTES (COST $21,350,000)                                                                         21,350,000
                                                                                                                     --------------

PROMISSORY NOTES - 2.73%
   115,200,000  CITIGROUP GLOBAL+/-~                                                        4.63       09/09/2049       115,200,000

TOTAL PROMISSORY NOTES (COST $115,200,000)                                                                              115,200,000
                                                                                                                     --------------

TIME DEPOSITS - 13.05%
    25,000,000  CREDIT SUISSE FIRST BOSTON GRAND CAYMAN                                     4.52       03/02/2006        25,000,000
   105,000,000  DEXIA BANK SA BRUSSELS                                                      4.53       03/07/2006       105,000,000
   113,000,000  FORTIS BANK GRAND CAYMAN                                                    4.52       03/06/2006       113,000,000
    54,000,000  KBC BANK NV BRUSSELS                                                        4.53       03/01/2006        54,000,000
   138,000,000  RABOBANK LONDON                                                             4.52       03/01/2006       138,000,000
    77,000,000  SOCIETE GENERALE CANADA                                                     4.52       03/02/2006        77,000,000
    39,000,000  SOCIETE GENERALE CAYMAN                                                     4.56       03/01/2006        39,000,000

TOTAL TIME DEPOSITS (COST $551,000,000)                                                                                 551,000,000
                                                                                                                     --------------

REPURCHASE AGREEMENTS - 34.38%
   635,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $635,080,610)                                    4.57       03/01/2006       635,000,000
   120,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $120,015,233)                                    4.57       03/01/2006       120,000,000
   122,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $122,015,555)                         4.59       03/01/2006       122,000,000
   173,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $173,064,875)                         4.50       03/03/2006       173,000,000
    29,409,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $29,412,725)                          4.56       03/01/2006        29,409,000
   322,000,000  MORGAN STANLEY & COMPANY INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $322,040,878)                         4.57       03/01/2006       322,000,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                        INTEREST RATE  MATURITY DATE      VALUE
REPURCHASE AGREEMENTS (CONTINUED)
$   50,000,000  MORGAN STANLEY INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $50,006,264)                                     4.51%      03/01/2006    $   50,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,451,409,000)                                                                     1,451,409,000
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES

(COST $4,224,993,884)*                             100.08%                                                           $4,224,993,884
OTHER ASSETS AND LIABILITIES, NET                   (0.08)                                                               (3,333,020)
                                                   ------                                                            --------------
TOTAL NET ASSETS                                   100.00%                                                           $4,221,660,864
                                                   ======                                                            ==============

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
US TREASURY SECURITIES - 26.82%

US TREASURY BILLS - 22.73%
$  125,000,000  US TREASURY BILL^                                                           3.86%      03/09/2006    $  124,892,778
   241,240,000  US TREASURY BILL^                                                           3.88       03/16/2006       240,850,372
   100,000,000  US TREASURY BILL^                                                           3.88       03/23/2006        99,763,042
   100,000,000  US TREASURY BILL^                                                           4.45       04/27/2006        99,296,208
   100,000,000  US TREASURY BILL^                                                           4.35       05/04/2006        99,227,111
   100,000,000  US TREASURY BILL^                                                           4.40       05/11/2006        99,132,715
   150,000,000  US TREASURY BILL^                                                           4.42       05/18/2006       148,556,188
   150,000,000  US TREASURY BILL^                                                           4.46       05/25/2006       148,421,302
    50,000,000  US TREASURY BILL^                                                           4.19       06/22/2006        49,342,795

                                                                                                                      1,109,482,511
                                                                                                                     --------------
US TREASURY NOTES - 4.09%
   200,000,000  US TREASURY NOTE                                                            1.50       03/31/2006       199,534,856
                                                                                                                     --------------
TOTAL US TREASURY SECURITIES (COST $1,309,017,367)                                                                    1,309,017,367
                                                                                                                     --------------
REPURCHASE AGREEMENTS - 73.38%
    75,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $75,009,375)                                     4.50       03/01/2006        75,000,000
 1,000,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $1,000,125,833)                       4.53       03/01/2006     1,000,000,000
    50,000,000  DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $50,006,278)                                     4.52       03/01/2006        50,000,000
   100,725,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $100,737,311)                         4.40       03/01/2006       100,725,000
   300,000,000  HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $300,037,750)                                    4.53       03/01/2006       300,000,000
 1,000,000,000  JP MORGAN SECURITIES INCORPORATED - 102% COLLATERALIZED BY US
                GOVERNMENT SECURITIES (MATURITY VALUE $1,000,125,833)                       4.53       03/01/2006     1,000,000,000
 1,000,000,000  MORGAN STANLEY INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $1,000,125,833)                                  4.53       03/01/2006     1,000,000,000
    55,000,000  UBS WARBURG - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                (MATURITY VALUE $55,006,692)                                                4.38       03/01/2006        55,000,000

TOTAL REPURCHASE AGREEMENTS (COST $3,580,725,000)                                                                     3,580,725,000
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES

(COST $4,889,742,367)*                             100.20%                                                           $4,889,742,367
OTHER ASSETS AND LIABILITIES, NET                   (0.20)                                                               (9,977,604)
                                                                                                                     --------------
TOTAL NET ASSETS                                   100.00%                                                           $4,879,764,763
                                                                                                                     --------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             FEBRUARY 28, 2006
--------------------------------------------------------------------------------

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
US TREASURY SECURITIES - 104.18%

US TREASURY BILLS - 101.54%
$   14,475,000  US TREASURY BILL^                                                           3.74%      03/02/2006    $   14,473,496
    50,000,000  US TREASURY BILL^                                                           3.88       03/02/2006        49,994,611
   159,125,000  US TREASURY BILL^                                                           3.92       03/02/2006       159,107,695
    25,000,000  US TREASURY BILL^                                                           3.87       03/09/2006        24,978,528
    50,000,000  US TREASURY BILL^                                                           3.95       03/09/2006        49,956,167
   250,000,000  US TREASURY BILL^                                                           3.96       03/09/2006       249,780,139
    58,760,000  US TREASURY BILL^                                                           3.88       03/16/2006        58,665,127
    75,000,000  US TREASURY BILL^                                                           3.90       03/16/2006        74,878,125
    75,000,000  US TREASURY BILL^                                                           4.33       03/16/2006        74,864,844
    50,000,000  US TREASURY BILL^                                                           4.34       03/16/2006        49,909,583
    75,000,000  US TREASURY BILL^                                                           4.36       03/16/2006        74,863,750
   250,000,000  US TREASURY BILL^                                                           3.88       03/23/2006       249,407,604
    50,000,000  US TREASURY BILL^                                                           3.88       03/23/2006        49,881,444
    25,000,000  US TREASURY BILL^                                                           4.18       03/23/2006        24,936,139
    25,000,000  US TREASURY BILL^                                                           4.36       03/23/2006        24,933,389
    50,000,000  US TREASURY BILL^                                                           3.90       03/30/2006        49,842,917
    97,909,000  US TREASURY BILL^                                                           3.91       03/30/2006        97,600,614
   100,000,000  US TREASURY BILL^                                                           3.92       03/30/2006        99,684,222
   200,000,000  US TREASURY BILL^                                                           4.05       04/06/2006       199,189,500
    38,759,000  US TREASURY BILL^                                                           4.35       04/06/2006        38,590,398
   150,000,000  US TREASURY BILL^                                                           4.15       04/13/2006       149,256,906
   127,083,000  US TREASURY BILL^                                                           4.28       04/13/2006       126,433,323
    43,389,000  US TREASURY BILL^                                                           4.23       04/20/2006        43,134,391
    35,886,000  US TREASURY BILL^                                                           4.26       04/20/2006        35,673,674
   100,000,000  US TREASURY BILL^                                                           4.27       04/20/2006        99,407,292
     9,230,000  US TREASURY BILL^                                                           4.29       04/20/2006         9,175,069
    60,000,000  US TREASURY BILL^                                                           4.32       04/20/2006        59,640,417
    47,466,000  US TREASURY BILL^                                                           4.32       04/20/2006        47,181,204
    26,729,000  US TREASURY BILL^                                                           4.44       04/20/2006        26,564,171
   200,000,000  US TREASURY BILL^                                                           4.29       04/27/2006       198,640,708
    40,000,000  US TREASURY BILL^                                                           4.33       04/27/2006        39,725,767
    28,151,000  US TREASURY BILL^                                                           4.35       04/27/2006        27,957,333
    50,000,000  US TREASURY BILL^                                                           4.45       04/27/2006        49,648,104
    75,000,000  US TREASURY BILL^                                                           4.34       05/04/2006        74,422,000
   150,000,000  US TREASURY BILL^                                                           4.37       05/04/2006       148,834,667
    75,000,000  US TREASURY BILL^                                                           4.38       05/04/2006        74,416,667
    25,000,000  US TREASURY BILL^                                                           4.43       05/04/2006        24,803,111
   200,000,000  US TREASURY BILL^                                                           4.40       05/11/2006       198,265,430
    50,000,000  US TREASURY BILL^                                                           4.45       05/11/2006        49,561,181
   250,000,000  US TREASURY BILL^                                                           4.44       05/18/2006       247,593,646
   200,000,000  US TREASURY BILL^                                                           4.46       05/25/2006       197,895,069
   150,000,000  US TREASURY BILL^                                                           4.50       06/01/2006       148,292,802
    50,000,000  US TREASURY BILL^                                                           4.19       06/22/2006        49,342,795

                                                                                                                      3,841,404,019
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS --
FEBRUARY 28, 2006                       WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
US TREASURY NOTES - 2.64%
$  100,000,000  US TREASURY NOTE                                                            1.50%      03/31/2006    $   99,798,791
                                                                                                                     --------------
TOTAL US TREASURY SECURITIES (COST $3,941,202,810)                                                                    3,941,202,810
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES

(COST $3,941,202,810)*                             104.18%                                                           $3,941,202,810
OTHER ASSETS AND LIABILITIES, NET                   (4.18)                                                             (158,021,401)
                                                                                                                     --------------
TOTAL NET ASSETS                                   100.00%                                                           $3,783,181,409
                                                                                                                     --------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE                    STATEMENTS OF ASSETS AND LIABILITIES --
MONEY MARKET FUNDS                       FEBRUARY 28, 2006
--------------------------------------------------------------------------------

                                                                                      CALIFORNIA
                                                                                        TAX-FREE     CASH INVESTMENT
                                                                                    MONEY MARKET        MONEY MARKET
                                                                                            FUND                FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ............................................    $ 2,981,140,973     $ 9,382,598,898
  REPURCHASE AGREEMENTS .....................................................                  0       4,048,643,587
                                                                                 ---------------     ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..........................      2,981,140,973      13,431,242,485
                                                                                 ---------------     ---------------
  CASH ......................................................................             85,467              50,845
  RECEIVABLE FOR FUND SHARES ISSUED .........................................          3,659,200             330,275
  RECEIVABLE FOR INVESTMENTS SOLD ...........................................                  0                   0
  RECEIVABLES FOR INTEREST ..................................................         15,576,670          32,220,371
                                                                                 ---------------     ---------------
TOTAL ASSETS ................................................................      3,000,462,310      13,463,843,976
                                                                                 ---------------     ---------------
LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED .........................................         29,950,000                   0
  DIVIDENDS PAYABLE .........................................................            522,835          18,924,236
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....................            815,195           1,991,459
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...................            560,403           1,193,246
  ACCRUED EXPENSES AND OTHER LIABILITIES ....................................            135,250              89,592
                                                                                 ---------------     ---------------
TOTAL LIABILITIES ...........................................................         31,983,683          22,198,533
                                                                                 ---------------     ---------------
TOTAL NET ASSETS ............................................................    $ 2,968,478,627     $13,441,645,443
                                                                                 ===============     ===============
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ...........................................................    $ 2,968,544,264     $13,442,009,425
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................             11,035              56,349
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................            (76,672)           (420,331
                                                                                 ---------------     ---------------
TOTAL NET ASSETS ............................................................    $ 2,968,478,627     $13,441,645,443
                                                                                 ---------------     ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
--------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ......................................................    $ 2,552,430,305                 N/A
  SHARES OUTSTANDING - CLASS A ..............................................      2,552,439,826                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ....................    $          1.00                 N/A
  NET ASSETS - ADMINISTRATOR CLASS ..........................................                N/A     $ 1,150,616,769
  SHARES OUTSTANDING - ADMINISTRATOR CLASS ..................................                N/A       1,150,634,334
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ........                N/A     $          1.00
  NET ASSETS - INSTITUTIONAL CLASS ..........................................                N/A     $ 6,497,266,508
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ..................................                N/A       6,497,438,705
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ........                N/A     $          1.00
  NET ASSETS - SERVICE CLASS ................................................    $   416,048,322     $ 5,793,762,166
  SHARES OUTSTANDING - SERVICE CLASS ........................................        416,051,892       5,794,425,656
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ..............    $          1.00     $          1.00
                                                                                 ---------------     ---------------
INVESTMENTS AT COST .........................................................    $ 2,981,140,973     $13,431,242,485
                                                                                 ===============     ===============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES --                    WELLS FARGO ADVANTAGE
FEBRUARY 28, 2006                                          MONEY MARKET FUNDS
--------------------------------------------------------------------------------


                                                                                 GOVERNMENT            HERITAGE   NATIONAL TAX-FREE
                                                                               MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                                                       FUND                FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ........................................   $ 5,329,057,968     $   459,644,924     $ 3,434,445,192
  REPURCHASE AGREEMENTS .................................................     6,800,125,000         247,969,000                   0
                                                                            ---------------     ---------------     ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ......................    12,129,182,968         707,613,924       3,434,445,192
                                                                            ---------------     ---------------     ---------------
  CASH ..................................................................            50,516              50,799              99,605
  RECEIVABLE FOR FUND SHARES ISSUED .....................................         1,120,914                   0                   0
  RECEIVABLE FOR INVESTMENTS SOLD .......................................                 0                   0          25,280,655
  RECEIVABLES FOR INTEREST ..............................................        22,515,357           1,550,450          15,465,796
                                                                            ---------------     ---------------     ---------------
TOTAL ASSETS ............................................................    12,152,869,755         709,215,173       3,475,291,248
                                                                            ---------------     ---------------     ---------------
LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED .....................................       165,318,253                   0          47,663,952
  DIVIDENDS PAYABLE .....................................................        24,654,691             951,198           2,492,429
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................         1,878,641             137,273             508,254
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...............         1,322,332              23,532             453,139
  ACCRUED EXPENSES AND OTHER LIABILITIES ................................            17,250              47,578             173,311
                                                                            ---------------     ---------------     ---------------
TOTAL LIABILITIES .......................................................       193,191,167           1,159,581          51,291,085
                                                                            ---------------     ---------------     ---------------
TOTAL NET ASSETS ........................................................   $11,959,678,588     $   708,055,592     $ 3,424,000,163
                                                                            ===============     ===============     ===============
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL .......................................................   $11,959,623,447     $   708,054,621     $ 3,424,040,161
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................            55,141                 240               8,827
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................                 0                 731             (48,825)
                                                                            ---------------     ---------------     ---------------
TOTAL NET ASSETS ........................................................   $11,959,678,588     $   708,055,592     $ 3,424,000,163
                                                                            ---------------     ---------------     ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ..................................................   $ 1,224,209,326                 N/A     $ 1,001,083,993
  SHARES OUTSTANDING - CLASS A ..........................................     1,224,208,116                 N/A       1,001,083,653
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ................   $          1.00                 N/A     $          1.00
  NET ASSETS - ADMINISTRATOR CLASS ......................................   $   876,234,461     $   288,971,393     $   561,788,051
  SHARES OUTSTANDING - ADMINISTRATOR CLASS ..............................       876,233,792         288,970,893         561,755,772
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ....   $          1.00     $          1.00     $          1.00
  NET ASSETS - INSTITUTIONAL CLASS ......................................   $ 4,508,754,542     $   419,084,199     $   700,533,658
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ..............................     4,508,745,231         419,083,727         700,599,694
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ....   $          1.00     $          1.00     $          1.00
  NET ASSETS - SERVICE CLASS ............................................   $ 5,350,480,259                 N/A     $ 1,160,594,461
  SHARES OUTSTANDING - SERVICE CLASS ....................................     5,350,475,781                 N/A       1,160,420,346
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ..........   $          1.00                 N/A     $          1.00
                                                                            ---------------     ---------------     ---------------
INVESTMENTS AT COST .....................................................   $12,129,182,968     $   707,613,924     $ 3,434,445,192
                                                                            ===============     ===============     ===============


                                                                           PRIME INVESTMENT       TREASURY PLUS       100% TREASURY
                                                                               MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                                                       FUND                FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ........................................   $ 2,773,584,884     $ 1,309,017,367     $ 3,941,202,810
  REPURCHASE AGREEMENTS .................................................     1,451,409,000       3,580,725,000                   0
                                                                            ---------------     ---------------     ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ......................     4,224,993,884       4,889,742,367       3,941,202,810
                                                                            ---------------     ---------------     ---------------
  CASH ..................................................................            50,150              50,357              50,062
  RECEIVABLE FOR FUND SHARES ISSUED .....................................                 0              48,888                   0
  RECEIVABLE FOR INVESTMENTS SOLD .......................................                 0                   0                   0
  RECEIVABLES FOR INTEREST ..............................................         9,868,479           1,702,652             626,418
                                                                            ---------------     ---------------     ---------------
TOTAL ASSETS ............................................................     4,234,912,513       4,891,544,264       3,941,879,290
                                                                            ---------------     ---------------     ---------------
LIABILITIES
  PAYABLE FOR INVESTMENTS PURCHASED .....................................                 0                   0         148,292,802
  DIVIDENDS PAYABLE .....................................................        11,766,768           9,742,091           8,972,037
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................           922,905           1,160,955             683,902
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...............           469,877             730,496             749,140
  ACCRUED EXPENSES AND OTHER LIABILITIES ................................            92,099             145,959                   0
                                                                            ---------------     ---------------     ---------------
TOTAL LIABILITIES .......................................................        13,251,649          11,779,501         158,697,881
                                                                            ---------------     ---------------     ---------------
TOTAL NET ASSETS ........................................................   $ 4,221,660,864     $ 4,879,764,763     $ 3,783,181,409
                                                                            ===============     ===============     ===============
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL .......................................................   $ 4,221,681,458     $ 4,879,882,831     $ 3,783,238,775
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................             7,695              17,256             201,933
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................           (28,289)           (135,324)           (259,299)
                                                                            ---------------     ---------------     ---------------
TOTAL NET ASSETS ........................................................   $ 4,221,660,864     $ 4,879,764,763     $ 3,783,181,409
                                                                            ---------------     ---------------     ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ..................................................               N/A     $ 2,773,558,218     $   201,384,036
  SHARES OUTSTANDING - CLASS A ..........................................               N/A       2,773,664,784         201,355,345
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ................               N/A     $          1.00     $          1.00
  NET ASSETS - ADMINISTRATOR CLASS ......................................               N/A                 N/A                 N/A
  SHARES OUTSTANDING - ADMINISTRATOR CLASS ..............................               N/A                 N/A                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ....               N/A                 N/A                 N/A
  NET ASSETS - INSTITUTIONAL CLASS ......................................   $ 2,889,531,886     $ 1,166,102,459                 N/A
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ..............................     2,889,561,060       1,166,295,887                 N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ....   $          1.00     $          1.00                 N/A
  NET ASSETS - SERVICE CLASS ............................................   $ 1,332,128,978     $   940,104,086     $ 3,581,797,373
  SHARES OUTSTANDING - SERVICE CLASS ....................................     1,332,127,861         940,138,256       3,581,888,338
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ..........   $          1.00     $          1.00     $          1.00
                                                                            ---------------     ---------------     ---------------
INVESTMENTS AT COST .....................................................   $ 4,224,993,884     $ 4,889,742,367     $ 3,941,202,810
                                                                            ===============     ===============     ===============

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                    CALIFORNIA TAX-FREE
                                                                                     MONEY MARKET FUND
                                                                           -------------------------------------
                                                                                     FOR THE             FOR THE
                                                                                PERIOD ENDED          YEAR ENDED
                                                                           FEBRUARY 28, 2006      MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST ................................................................      $  66,177,871       $  36,705,217
                                                                               -------------       -------------
  TOTAL INVESTMENT INCOME ...............................................         66,177,871          36,705,217
                                                                               -------------       -------------

EXPENSES
ADVISORY FEES ...........................................................          7,077,966           7,433,305
ADMINISTRATION FEES
      FUND LEVEL ........................................................          1,245,309           1,282,228
      CLASS A ...........................................................          4,661,123           4,906,713
      ADMINISTRATOR CLASS ...............................................                N/A                 N/A
      INSTITUTIONAL CLASS ...............................................                N/A                 N/A
      SERVICE CLASS .....................................................            446,311             400,957
CUSTODY FEES ............................................................            498,124             512,891
SHAREHOLDER SERVICING FEES ..............................................          6,226,545           6,146,078
ACCOUNTING FEES .........................................................            136,115             166,172
PROFESSIONAL FEES .......................................................             63,552              66,003
REGISTRATION FEES .......................................................              2,085               1,000
SHAREHOLDER REPORTS .....................................................             29,625              20,883
TRUSTEES' FEES ..........................................................              8,000               7,092
OTHER FEES AND EXPENSES .................................................             40,414              50,240
                                                                               -------------       -------------
  TOTAL EXPENSES ........................................................         20,435,169          20,993,562
                                                                               -------------       -------------

LESS:
WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............................         (4,991,682)         (4,994,147)
NET EXPENSES ............................................................         15,443,487          15,999,415
                                                                               -------------       -------------
  NET INVESTMENT INCOME (LOSS) ..........................................         50,734,384          20,705,802
                                                                               -------------       -------------
  NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................             33,017              43,043
                                                                               -------------       -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......      $  50,767,401       $  20,748,845
                                                                               =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS                WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                      CASH INVESTMENT
                                                                                     MONEY MARKET FUND
                                                                           -------------------------------------
                                                                                     FOR THE             FOR THE
                                                                                PERIOD ENDED          YEAR ENDED
                                                                           FEBRUARY 28, 2006      MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST ................................................................      $ 439,098,515       $ 243,330,233
                                                                               -------------       -------------
  TOTAL INVESTMENT INCOME ...............................................        439,098,515         243,330,233
                                                                               -------------       -------------

EXPENSES
ADVISORY FEES ...........................................................         11,986,327          13,629,105
ADMINISTRATION FEES
      FUND LEVEL ........................................................          4,968,501           6,037,027
      CLASS A ...........................................................                N/A                 N/A
      ADMINISTRATOR CLASS ...............................................            753,542             522,002
      INSTITUTIONAL CLASS ...............................................          4,390,747           4,462,016
      SERVICE CLASS .....................................................          6,893,221           9,035,499
CUSTODY FEES ............................................................          2,397,265           2,725,821
SHAREHOLDER SERVICING FEES ..............................................         15,114,419          19,345,958
ACCOUNTING FEES .........................................................            590,893             802,858
PROFESSIONAL FEES .......................................................            257,478             151,951
REGISTRATION FEES .......................................................            125,291              99,999
SHAREHOLDER REPORTS .....................................................             24,614             284,840
TRUSTEES' FEES ..........................................................              8,000               7,092
OTHER FEES AND EXPENSES .................................................            350,697             287,197
                                                                               -------------       -------------
  TOTAL EXPENSES ........................................................         47,860,995          57,391,365
                                                                               -------------       -------------

LESS:
WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............................         (5,517,033)         (6,722,121)
NET EXPENSES ............................................................         42,343,962          50,669,244
                                                                               -------------       -------------
  NET INVESTMENT INCOME (LOSS) ..........................................        396,754,553         192,660,989
                                                                               -------------       -------------
  NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................             99,796            (451,405)
                                                                               -------------       -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......      $ 396,854,349       $ 192,209,584
                                                                               =============       =============

                                                                                        GOVERNMENT
                                                                                     MONEY MARKET FUND
                                                                           -------------------------------------
                                                                                     FOR THE             FOR THE
                                                                                PERIOD ENDED          YEAR ENDED
                                                                           FEBRUARY 28, 2006      MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST ................................................................      $ 375,315,697       $ 171,808,967
                                                                               -------------       -------------
  TOTAL INVESTMENT INCOME ...............................................        375,315,697         171,808,967
                                                                               -------------       -------------

EXPENSES
ADVISORY FEES ...........................................................         10,275,780           9,509,176
ADMINISTRATION FEES
      FUND LEVEL ........................................................          4,455,337           4,387,681
      CLASS A ...........................................................          1,723,053           1,000,686
      ADMINISTRATOR CLASS ...............................................            727,729             462,484
      INSTITUTIONAL CLASS ...............................................          3,149,565           2,567,532
      SERVICE CLASS .....................................................          5,793,467           6,458,904
CUSTODY FEES ............................................................          2,055,156           1,901,835
SHAREHOLDER SERVICING FEES ..............................................         14,755,466          15,055,677
ACCOUNTING FEES .........................................................            509,613             568,022
PROFESSIONAL FEES .......................................................            206,386             131,926
REGISTRATION FEES .......................................................            145,436             150,000
SHAREHOLDER REPORTS .....................................................            234,004             291,758
TRUSTEES' FEES ..........................................................              8,000               7,092
OTHER FEES AND EXPENSES .................................................            169,321             130,687
                                                                               -------------       -------------
  TOTAL EXPENSES ........................................................         44,208,313          42,623,460
                                                                               -------------       -------------

LESS:
WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............................         (4,602,667)         (4,721,390)
NET EXPENSES ............................................................         39,605,646          37,902,070
                                                                               -------------       -------------
  NET INVESTMENT INCOME (LOSS) ..........................................        335,710,051         133,906,897
                                                                               -------------       -------------
  NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................             24,124              12,629
                                                                               -------------       -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......      $ 335,734,175       $ 133,919,526
                                                                               =============       =============

                                                                                           HERITAGE
                                                                                       MONEY MARKET FUND
                                                                           -------------------------------------
                                                                                     FOR THE             FOR THE
                                                                                PERIOD ENDED          YEAR ENDED
                                                                           FEBRUARY 28, 2006    OCTOBER 31, 2005
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST ................................................................      $   8,781,711       $  15,844,871
                                                                               -------------       -------------
  TOTAL INVESTMENT INCOME ...............................................          8,781,711          15,844,871
                                                                               -------------       -------------

EXPENSES
ADVISORY FEES ...........................................................            204,309             665,211
ADMINISTRATION FEES
      FUND LEVEL ........................................................            102,154             150,961
      CLASS A ...........................................................                N/A                 N/A
      ADMINISTRATOR CLASS ...............................................             96,984           1,009,067
      INSTITUTIONAL CLASS ...............................................             85,860             115,005
      SERVICE CLASS .....................................................                N/A                 N/A
CUSTODY FEES ............................................................             40,862              77,829
SHAREHOLDER SERVICING FEES ..............................................             96,984             177,145
ACCOUNTING FEES .........................................................             20,828              33,275
PROFESSIONAL FEES .......................................................              8,490              34,244
REGISTRATION FEES .......................................................             26,436              82,752
SHAREHOLDER REPORTS .....................................................              4,530              37,847
TRUSTEES' FEES ..........................................................              2,462              35,103
OTHER FEES AND EXPENSES .................................................              2,508             145,962
                                                                               -------------       -------------
  TOTAL EXPENSES ........................................................            692,407           2,564,401
                                                                               -------------       -------------

LESS:
WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............................           (130,963)           (813,554)
NET EXPENSES ............................................................            561,444           1,750,847
                                                                               -------------       -------------
  NET INVESTMENT INCOME (LOSS) ..........................................          8,220,267          14,094,024
                                                                               -------------       -------------
  NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................              1,087                (115)
                                                                               -------------       -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......      $   8,221,354       $  14,093,909
                                                                               =============       =============

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                     NATIONAL TAX-FREE
                                                                                     MONEY MARKET FUND
                                                                           -------------------------------------
                                                                                     FOR THE             FOR THE
                                                                                PERIOD ENDED          YEAR ENDED
                                                                           FEBRUARY 28, 2006      MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST ................................................................      $  91,213,339       $  36,872,627
                                                                               -------------       -------------
  TOTAL INVESTMENT INCOME ...............................................         91,213,339          36,872,627
                                                                               -------------       -------------

EXPENSES
ADVISORY FEES ...........................................................          3,397,772           2,488,801
ADMINISTRATION FEES
      FUND LEVEL ........................................................          1,698,886           1,244,400
      CLASS A ...........................................................          1,642,023           1,501,400
      ADMINISTRATOR CLASS ...............................................            568,639                 N/A
      INSTITUTIONAL CLASS ...............................................            752,808             480,026
      SERVICE CLASS .....................................................          1,370,098           1,447,577
CUSTODY FEES ............................................................            680,854             497,760
SHAREHOLDER SERVICING FEES ..............................................          5,288,947           4,721,921
ACCOUNTING FEES .........................................................            184,173             161,860
PROFESSIONAL FEES .......................................................             86,269              40,929
REGISTRATION FEES .......................................................            176,856               1,000
SHAREHOLDER REPORTS .....................................................            102,037               1,000
TRUSTEES' FEES ..........................................................              8,000               7,092
OTHER FEES AND EXPENSES .................................................             57,232              31,333
                                                                               -------------       -------------
  TOTAL EXPENSES ........................................................         16,014,594          12,625,099
                                                                               -------------       -------------

LESS:
WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............................         (2,437,115)         (1,565,085)
NET EXPENSES ............................................................         13,577,479          11,060,014
                                                                               -------------       -------------
  NET INVESTMENT INCOME (LOSS) ..........................................         77,635,860          25,812,613
                                                                               -------------       -------------
  NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................            324,627             (42,034)
                                                                               -------------       -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......      $  77,960,487       $  25,770,579
                                                                               =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS                WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                     PRIME INVESTMENT
                                                                                     MONEY MARKET FUND
                                                                           -------------------------------------
                                                                                     FOR THE             FOR THE
                                                                                PERIOD ENDED          YEAR ENDED
                                                                           FEBRUARY 28, 2006      MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST ................................................................      $ 208,188,589       $  59,922,342
                                                                               -------------       -------------
  TOTAL INVESTMENT INCOME ...............................................        208,188,589          59,922,342
                                                                               -------------       -------------

EXPENSES
ADVISORY FEES ...........................................................          5,651,132           3,206,676
ADMINISTRATION FEES
      FUND LEVEL ........................................................          2,701,371           1,598,584
      CLASS A ...........................................................                N/A                 N/A
      ADMINISTRATOR CLASS ...............................................                N/A                 N/A
      INSTITUTIONAL CLASS ...............................................          2,836,255             955,486
      SERVICE CLASS .....................................................          2,526,975           2,414,783
CUSTODY FEES ............................................................          1,130,226             641,335
SHAREHOLDER SERVICING FEES ..............................................          5,264,532           5,030,797
ACCOUNTING FEES .........................................................            285,115             202,779
PROFESSIONAL FEES .......................................................             76,869              32,299
REGISTRATION FEES .......................................................              2,716                  48
SHAREHOLDER REPORTS .....................................................             52,221               2,746
TRUSTEES' FEES ..........................................................              8,000               7,092
OTHER FEES AND EXPENSES .................................................             95,627              53,525
                                                                               -------------       -------------
  TOTAL EXPENSES ........................................................         20,631,039          14,146,150
                                                                               -------------       -------------

LESS:
WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............................         (2,047,475)           (707,732)
NET EXPENSES ............................................................         18,583,564          13,438,418
                                                                               -------------       -------------
  NET INVESTMENT INCOME (LOSS) ..........................................        189,605,025          46,483,924
                                                                               -------------       -------------
  NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................              8,497             (24,823)
                                                                               -------------       -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......      $ 189,613,522       $  46,459,101
                                                                               =============       =============

                                                                                       TREASURY PLUS
                                                                                     MONEY MARKET FUND
                                                                           -------------------------------------
                                                                                     FOR THE             FOR THE
                                                                                PERIOD ENDED          YEAR ENDED
                                                                           FEBRUARY 28, 2006      MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST ................................................................      $ 164,324,233       $  79,695,204
                                                                               -------------       -------------
  TOTAL INVESTMENT INCOME ...............................................        164,324,233          79,695,204
                                                                               -------------       -------------

EXPENSES
ADVISORY FEES ...........................................................          4,691,316           4,864,689
ADMINISTRATION FEES
      FUND LEVEL ........................................................          2,331,295           2,431,616
      CLASS A ...........................................................          5,601,196           5,215,841
      ADMINISTRATOR CLASS ...............................................                N/A                 N/A
      INSTITUTIONAL CLASS ...............................................            931,128           1,111,484
      SERVICE CLASS .....................................................          1,177,690           1,325,397
CUSTODY FEES ............................................................            938,263             972,938
SHAREHOLDER SERVICING FEES ..............................................          8,818,515           8,688,336
ACCOUNTING FEES .........................................................            240,147             297,286
PROFESSIONAL FEES .......................................................             96,926             113,001
REGISTRATION FEES .......................................................             44,623              94,999
SHAREHOLDER REPORTS .....................................................            156,174             174,999
TRUSTEES' FEES ..........................................................              8,000               7,092
OTHER FEES AND EXPENSES .................................................            120,458             103,493
                                                                               -------------       -------------
  TOTAL EXPENSES ........................................................         25,155,731          25,401,171
                                                                               -------------       -------------

LESS:
WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............................         (1,377,034)         (1,687,282)
NET EXPENSES ............................................................         23,778,697          23,713,889
                                                                               -------------       -------------
  NET INVESTMENT INCOME (LOSS) ..........................................        140,545,536          55,981,315
                                                                               -------------       -------------
  NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................             53,832            (163,649)
                                                                               -------------       -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......      $ 140,599,368       $  55,817,666
                                                                               =============       =============

                                                                                       100% TREASURY
                                                                                     MONEY MARKET FUND
                                                                           -------------------------------------
                                                                                     FOR THE             FOR THE
                                                                                PERIOD ENDED          YEAR ENDED
                                                                           FEBRUARY 28, 2006      MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST ................................................................      $ 106,545,022       $  50,879,314
                                                                               -------------       -------------
  TOTAL INVESTMENT INCOME ...............................................        106,545,022          50,879,314
                                                                               -------------       -------------

EXPENSES
ADVISORY FEES ...........................................................          8,872,472           9,560,699
ADMINISTRATION FEES
      FUND LEVEL ........................................................          1,571,583           1,567,578
      CLASS A ...........................................................            360,769             362,517
      ADMINISTRATOR CLASS ...............................................                N/A                 N/A
      INSTITUTIONAL CLASS ...............................................                N/A                 N/A
      SERVICE CLASS .....................................................          3,575,015           3,564,450
CUSTODY FEES ............................................................            628,633             627,031
SHAREHOLDER SERVICING FEES ..............................................          7,857,913           5,403,846
ACCOUNTING FEES .........................................................            166,921             198,702
PROFESSIONAL FEES .......................................................             76,512              58,304
REGISTRATION FEES .......................................................             61,383              15,002
SHAREHOLDER REPORTS .....................................................              5,393             113,323
TRUSTEES' FEES ..........................................................              8,000               7,092
OTHER FEES AND EXPENSES .................................................             51,098              47,986
                                                                               -------------       -------------
  TOTAL EXPENSES ........................................................         23,235,692          21,526,530
                                                                               -------------       -------------

LESS:
WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............................         (7,274,063)         (5,604,187)
NET EXPENSES ............................................................         15,961,629          15,922,343
                                                                               -------------       -------------
  NET INVESTMENT INCOME (LOSS) ..........................................         90,583,393          34,956,971
                                                                               -------------       -------------
  NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................           (116,024)                999
                                                                               -------------       -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......      $  90,467,369       $  34,957,970
                                                                               =============       =============

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              CALIFORNIA TAX-FREE
                                                                                               MONEY MARKET FUND
                                                                            -------------------------------------------------------
                                                                                      FOR THE            FOR THE            FOR THE
                                                                                 PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                                                            FEBRUARY 28, 2006     MARCH 31, 2005     MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................  $  2,779,262,878   $  2,630,173,391   $  2,662,105,499
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................        50,734,384         20,705,802         10,069,203
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................            33,017             43,043             90,037
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........        50,767,401         20,748,845         10,159,240
                                                                             ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .............................................................       (42,610,256)       (17,377,220)        (8,140,217)
      ADMINISTRATOR CLASS .................................................               N/A                N/A                N/A
      INSTITUTIONAL CLASS .................................................               N/A                N/A                N/A
      SERVICE CLASS .......................................................        (8,124,129)        (3,328,633)        (1,965,819)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .............................................................                 0           (193,610)                 0
      ADMINISTRATOR CLASS .................................................               N/A                N/A                N/A
      INSTITUTIONAL CLASS .................................................               N/A                N/A                N/A
      SERVICE CLASS .......................................................                 0            (37,086)                 0
                                                                             ----------------   ----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................       (50,734,385)       (20,936,549)       (10,106,036)
                                                                             ----------------   ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ....................................     3,446,505,417      3,507,961,907      3,601,704,162
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................        39,058,022         15,629,406          7,990,324
   COST OF SHARES REDEEMED - CLASS A ......................................    (3,356,332,374)    (3,363,212,712)    (3,704,540,683)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A ....................................................       129,231,065        160,378,601        (94,846,197)
                                                                             ----------------   ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ........................               N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ....................               N/A                N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ..........................               N/A                N/A                N/A
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADMINISTRATOR CLASS ........................................               N/A                N/A                N/A
                                                                             ----------------   ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ........................               N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ....................               N/A                N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..........................               N/A                N/A                N/A
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS ........................................               N/A                N/A                N/A
                                                                             ----------------   ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..............................     1,055,035,051        899,858,046        827,986,814
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ..........................         5,609,147          2,327,260          1,644,614
   COST OF SHARES REDEEMED - SERVICE CLASS ................................    (1,000,692,530)      (913,286,716)      (766,770,543)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS ..............................................        59,951,668        (11,101,410)        62,860,885
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS ..............................................................       189,182,733        149,277,191        (31,985,312)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................       189,215,749        149,089,487        (31,932,108)
                                                                             ----------------   ----------------   ----------------
ENDING NET ASSETS .........................................................  $  2,968,478,627   $  2,779,262,878   $  2,630,173,391
                                                                             ================   ================   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..................................................     3,446,505,417      3,507,961,907      3,601,704,162
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............        39,058,022         15,629,406          7,990,324
   SHARES REDEEMED - CLASS A ..............................................    (3,356,332,374)    (3,363,212,712)    (3,704,540,683)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................       129,231,065        160,378,601        (94,846,197)
                                                                             ----------------   ----------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ......................................               N/A                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...               N/A                N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ..................................               N/A                N/A                N/A
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......               N/A                N/A                N/A
                                                                             ----------------   ----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ......................................               N/A                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...               N/A                N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ..................................               N/A                N/A                N/A
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......               N/A                N/A                N/A
                                                                             ----------------   ----------------   ----------------
   SHARES SOLD - SERVICE CLASS ............................................     1,055,035,049        899,858,046        827,986,814
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .........         5,609,147          2,327,260          1,644,614
   SHARES REDEEMED - SERVICE CLASS ........................................    (1,000,692,530)      (913,286,716)      (766,770,543)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .............        59,951,666        (11,101,410)        62,860,885
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
TRANSACTIONS ..............................................................       189,182,731        149,277,191        (31,985,312)
                                                                             ----------------   ----------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............  $         11,035   $         (1,037)  $           (986)
                                                                             ================   ================   ================

(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATING TO FUND MERGERS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                 CASH INVESTMENT
                                                                                                MONEY MARKET FUND
                                                                            -------------------------------------------------------
                                                                                      FOR THE            FOR THE            FOR THE
                                                                                 PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                                                            FEBRUARY 28, 2006     MARCH 31, 2005     MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................  $ 13,497,300,928   $ 14,593,000,107   $ 15,765,893,029
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................       396,754,553        192,660,989        119,805,583
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................            99,796           (451,405)            70,312
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........       396,854,349        192,209,584        119,875,895
                                                                             ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .............................................................               N/A                N/A                N/A
      ADMINISTRATOR CLASS .................................................       (25,424,209)        (8,209,453)          (719,651)
      INSTITUTIONAL CLASS .................................................      (192,121,438)       (89,816,669)       (53,412,566)
      SERVICE CLASS .......................................................      (179,208,905)       (94,634,866)       (66,323,394)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .............................................................               N/A                N/A                N/A
      ADMINISTRATOR CLASS .................................................                 0             (3,193)                 0
      INSTITUTIONAL CLASS .................................................                 0            (34,933)                 0
      SERVICE CLASS .......................................................                 0            (36,808)                 0
                                                                             ----------------   ----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................      (396,754,552)      (192,735,922)      (120,455,611)
                                                                             ----------------   ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ....................................               N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................               N/A                N/A                N/A
   COST OF SHARES REDEEMED - CLASS A ......................................               N/A                N/A                N/A
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A ....................................................               N/A                N/A                N/A
                                                                             ----------------   ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ........................     4,302,173,491      3,944,391,222      1,163,542,440
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ....................        21,007,176          7,392,358            558,170
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ..........................    (3,791,854,905)    (3,613,607,458)      (882,968,160)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADMINISTRATOR CLASS ........................................       531,325,762        338,176,122        281,132,450
                                                                             ----------------   ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ........................    33,548,761,266     97,750,620,446    283,888,537,145
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ....................       109,655,374         45,054,692         15,737,642
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..........................   (33,159,579,749)   (97,636,401,094)  (283,240,034,692)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS ........................................       498,836,891        159,274,044        664,240,095
                                                                             ----------------   ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..............................    28,174,402,964     28,677,324,345     32,454,220,617
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ..........................        95,015,710         54,692,371         45,899,264
   COST OF SHARES REDEEMED - SERVICE CLASS ................................   (29,355,336,609)   (30,324,639,723)   (34,617,805,632)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS ..............................................    (1,085,917,935)    (1,592,623,007)    (2,117,685,751)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS ..............................................................       (55,755,282)    (1,095,172,841)    (1,172,313,206)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................       (55,655,485)    (1,095,699,179)    (1,172,892,922)
                                                                             ----------------   ----------------   ----------------
ENDING NET ASSETS .........................................................  $ 13,441,645,443   $ 13,497,300,928   $ 14,593,000,107
                                                                             ================   ================   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..................................................               N/A                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............               N/A                N/A                N/A
   SHARES REDEEMED - CLASS A ..............................................               N/A                N/A                N/A
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................               N/A                N/A                N/A
                                                                             ----------------   ----------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ......................................     4,302,173,491      3,944,391,222      1,163,542,440
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...        21,007,176          7,392,358            558,170
   SHARES REDEEMED - ADMINISTRATOR CLASS ..................................    (3,791,854,905)    (3,613,607,458)      (882,968,160)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......       531,325,762        338,176,122        281,132,450
                                                                             ----------------   ----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ......................................    33,548,761,265     97,750,620,446    283,888,537,143
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...       109,655,374         45,054,693         15,737,642
   SHARES REDEEMED - INSTITUTIONAL CLASS ..................................   (33,159,579,749)   (97,636,401,094)  (283,240,034,692)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......       498,836,890        159,274,045        664,240,093
                                                                             ----------------   ----------------   ----------------
   SHARES SOLD - SERVICE CLASS ............................................    28,174,402,966     28,677,324,345     32,454,220,617
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .........        95,015,710         54,692,371         45,899,263
   SHARES REDEEMED - SERVICE CLASS ........................................   (29,355,336,609)   (30,324,639,723)   (34,617,805,633)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .............    (1,085,917,933)    (1,592,623,007)    (2,117,685,753)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
TRANSACTIONS ..............................................................       (55,755,281)    (1,095,172,840)    (1,172,313,210)
                                                                             ----------------   ----------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............  $         56,349   $         (7,752)  $         (7,753)
                                                                             ================   ================   ================

                                                                                                   GOVERNMENT
                                                                                                MONEY MARKET FUND
                                                                            -------------------------------------------------------
                                                                                      FOR THE            FOR THE            FOR THE
                                                                                 PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                                                            FEBRUARY 28, 2006     MARCH 31, 2005  MARCH 31, 2004(1)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................  $ 10,359,039,186   $  6,765,162,199   $  5,083,245,155
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................       335,710,051        133,906,897         41,364,604
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................            24,124             12,629             15,164
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........       335,734,175        133,919,526         41,379,768
                                                                             ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .............................................................       (24,477,525)        (5,344,390)        (1,386,897)
      ADMINISTRATOR CLASS .................................................       (24,236,661)        (7,359,497)          (470,158)
      INSTITUTIONAL CLASS .................................................      (135,639,181)       (53,296,190)        (7,016,487)
      SERVICE CLASS .......................................................      (151,356,685)       (67,906,820)       (32,531,372)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .............................................................                 0               (753)                 0
      ADMINISTRATOR CLASS .................................................                 0             (1,037)                 0
      INSTITUTIONAL CLASS .................................................                 0             (7,510)                 0
      SERVICE CLASS .......................................................                 0             (9,568)                 0
                                                                             ----------------   ----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................      (335,710,052)      (133,925,765)       (41,404,914)
                                                                             ----------------   ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ....................................     1,423,421,663        665,433,163        550,880,065
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................        24,283,852          5,244,228          1,439,561
   COST OF SHARES REDEEMED - CLASS A ......................................      (790,328,776)      (469,014,824)      (432,791,496)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A ....................................................       657,376,739        201,662,567        119,528,130
                                                                             ----------------   ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ........................     6,255,886,099      6,726,797,286      2,444,949,529
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ....................        19,662,362          3,947,147            149,018
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ..........................    (5,996,055,439)    (6,294,511,632)    (2,284,590,578)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADMINISTRATOR CLASS ........................................       279,493,022        436,232,801        160,507,969
                                                                             ----------------   ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ........................    34,712,207,816     35,402,384,904      9,872,411,140
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ....................        48,029,552         14,119,050          1,856,274
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..........................   (34,216,354,098)   (32,923,357,239)    (8,402,552,128)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS ........................................       543,883,270      2,493,146,715      1,471,715,286
                                                                             ----------------   ----------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..............................    38,013,954,253     37,225,402,698     35,380,968,454
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ..........................        16,985,185          9,082,897          7,382,031
   COST OF SHARES REDEEMED - SERVICE CLASS ................................   (37,911,077,190)   (36,771,644,452)   (35,458,159,680)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS ..............................................       119,862,248        462,841,143        (69,809,195)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS ..............................................................     1,600,615,279      3,593,883,226      1,681,942,190
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................     1,600,639,402      3,593,876,987      1,681,917,044
                                                                             ----------------   ----------------   ----------------
ENDING NET ASSETS .........................................................  $ 11,959,678,588   $ 10,359,039,186   $  6,765,162,199
                                                                             ================   ================   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..................................................     1,423,421,663        665,433,163        550,880,064
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............        24,283,852          5,244,228          1,439,561
   SHARES REDEEMED - CLASS A ..............................................      (790,328,776)      (469,014,824)      (432,791,496)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................       657,376,739        201,662,567        119,528,129
                                                                             ----------------   ----------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ......................................     6,255,886,099      6,726,797,286      2,444,949,529
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...        19,662,362          3,947,147            149,018
   SHARES REDEEMED - ADMINISTRATOR CLASS ..................................    (5,996,055,439)    (6,294,511,632)    (2,284,590,578)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......       279,493,022        436,232,801        160,507,969
                                                                             ----------------   ----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ......................................    34,712,207,816     35,402,384,904      9,872,411,099
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...        48,029,552         14,119,050          1,856,274
   SHARES REDEEMED - INSTITUTIONAL CLASS ..................................   (34,216,354,098)   (32,923,357,239)    (8,402,552,128)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......       543,883,270      2,493,146,715      1,471,715,245
                                                                             ----------------   ----------------   ----------------
   SHARES SOLD - SERVICE CLASS ............................................    38,013,954,252     37,225,402,698     35,380,913,143
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .........        16,985,185          9,082,897          7,382,031
   SHARES REDEEMED - SERVICE CLASS ........................................   (37,911,077,190)   (36,771,644,452)   (35,458,159,680)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .............       119,862,247        462,841,143        (69,864,506)
                                                                             ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
TRANSACTIONS ..............................................................     1,600,615,278      3,593,883,226      1,681,886,837
                                                                             ----------------   ----------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............  $         55,141   $         31,018   $         31,018
                                                                             ================   ================   ================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  HERITAGE
                                                                                              MONEY MARKET FUND
                                                                        -----------------------------------------------------------
                                                                                  FOR THE              FOR THE              FOR THE
                                                                             PERIOD ENDED           YEAR ENDED           YEAR ENDED
                                                                        FEBRUARY 28, 2006     OCTOBER 31, 2005     OCTOBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .............................................    $    640,417,504     $    615,188,134     $    982,385,016
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................................           8,220,267           14,094,024            6,802,315
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........................               1,087                 (115)                   0
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....           8,221,354           14,093,909            6,802,315
                                                                         ----------------     ----------------     ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .......................................................                 N/A                  N/A                  N/A
      ADMINISTRATOR CLASS (NOTE 1) ..................................          (3,791,129)          (8,849,333)          (4,532,227)
      ADVISOR CLASS (NOTE 1) ........................................                 N/A                    0              (56,230)
      INSTITUTIONAL CLASS ...........................................          (4,429,139)          (5,244,691)          (2,213,858)
      SERVICE CLASS .................................................                 N/A                  N/A                  N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .......................................................                 N/A                  N/A                  N/A
      ADMINISTRATOR CLASS ...........................................                 N/A                  N/A                  N/A
      INSTITUTIONAL CLASS ...........................................                   0                    0                    0
      SERVICE CLASS .................................................                 N/A                  N/A                  N/A
                                                                         ----------------     ----------------     ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................................          (8,220,268)         (14,094,024)          (6,802,315)
                                                                         ----------------     ----------------     ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..............................                 N/A                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..........................                 N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - CLASS A ................................                 N/A                  N/A                  N/A
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A ..............................................                 N/A                  N/A                  N/A
                                                                         ----------------     ----------------     ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .........         116,832,002          255,564,033          371,600,174
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .....           3,525,465            8,774,882            4,186,235
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...........        (133,080,784)        (415,414,892)        (629,456,066)
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -  ADMINISTRATOR CLASS .................................         (12,723,317)        (151,075,977)        (253,669,657)
                                                                         ----------------     ----------------     ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS (NOTE 1) ...............                 N/A                    0               45,493
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS (NOTE 1) ...........                 N/A                  594                  844
   COST OF SHARES REDEEMED - ADVISOR CLASS (NOTE 1) .................                 N/A             (138,216)         (12,341,104)
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADVISOR CLASS ........................................                 N/A             (137,622)         (12,294,767)
                                                                         ----------------     ----------------     ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..................         490,121,180          560,678,077          798,884,866
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..............           1,048,782            2,301,141            1,842,908
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ....................        (410,809,643)        (386,536,134)        (901,960,232)
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS ..................................          80,360,319          176,443,084         (101,232,458)
                                                                         ----------------     ----------------     ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ........................                 N/A                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ....................                 N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - SERVICE CLASS ..........................                 N/A                  N/A                  N/A
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS ........................................                 N/A                  N/A                  N/A
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS ........................................................          67,637,002           25,229,485         (367,196,882)
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................          67,638,088           25,229,370         (367,196,882)
                                                                         ----------------     ----------------     ----------------
ENDING NET ASSETS ...................................................    $    708,055,592     $    640,417,504     $    615,188,134
                                                                         ================     ================     ================

(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATING TO FUND MERGERS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                              NATIONAL TAX-FREE
                                                                                              MONEY MARKET FUND
                                                                       ------------------------------------------------------------
                                                                                 FOR THE               FOR THE              FOR THE
                                                                            PERIOD ENDED            YEAR ENDED           YEAR ENDED
                                                                       FEBRUARY 28, 2006        MARCH 31, 2005    MARCH 31, 2004(1)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .............................................    $  2,940,166,170     $  2,186,314,686     $  1,528,551,577
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................................          77,635,860           25,812,613           11,088,186
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........................             324,627              (42,034)             319,581
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....          77,960,487           25,770,579           11,407,767
                                                                         ----------------     ----------------     ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .......................................................         (15,456,427)          (5,491,503)          (1,640,214)
      ADMINISTRATOR CLASS (NOTE 1) ..................................         (13,564,380)                 N/A                  N/A
      ADVISOR CLASS (NOTE 1) ........................................                 N/A                  N/A                  N/A
      INSTITUTIONAL CLASS ...........................................         (23,214,258)          (8,196,846)          (1,416,669)
      SERVICE CLASS .................................................         (25,400,794)         (12,124,264)          (8,041,932)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .......................................................             (60,602)             (78,320)                   0
      ADMINISTRATOR CLASS ...........................................             (60,720)                   0                    0
      INSTITUTIONAL CLASS ...........................................             (18,417)            (116,904)                   0
      SERVICE CLASS .................................................            (132,684)            (172,918)                   0
                                                                         ----------------     ----------------     ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................................         (77,908,282)         (26,180,755)         (11,098,815)
                                                                         ----------------     ----------------     ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..............................       1,660,036,058        1,518,234,814        1,399,010,816
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..........................          15,390,552            5,512,460            1,744,755
   COST OF SHARES REDEEMED - CLASS A ................................      (1,386,738,970)      (1,432,897,857)        (779,189,103)
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A ..............................................         288,687,640           90,849,417          621,566,468
                                                                         ----------------     ----------------     ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .........       2,375,719,934                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .....          12,980,588                  N/A                  N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...........      (1,826,922,276)                 N/A                  N/A
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -  ADMINISTRATOR CLASS .................................         561,778,246                  N/A                  N/A
                                                                         ----------------     ----------------     ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS (NOTE 1) ...............                 N/A                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS (NOTE 1) ...........                 N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS (NOTE 1) .................                 N/A                  N/A                  N/A
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADVISOR CLASS ........................................                 N/A                  N/A                  N/A
                                                                         ----------------     ----------------     ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..................       8,362,985,778        6,349,839,660        1,282,046,088
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..............          11,441,904            4,396,109              686,683
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ....................      (8,706,165,133)      (5,624,007,925)      (1,107,592,826)
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS ..................................        (331,737,451)         730,227,844          175,139,945
                                                                         ----------------     ----------------     ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ........................       2,735,514,476        2,722,964,422        2,154,668,524
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ....................           9,010,437            4,566,856            3,080,212
   COST OF SHARES REDEEMED - SERVICE CLASS ..........................      (2,779,471,560)      (2,794,346,879)      (2,297,000,992)
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS ........................................         (34,946,647)         (66,815,601)        (139,252,256)
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS ........................................................         483,781,788          754,261,660          657,454,157
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................         483,833,993          753,851,484          657,763,109
                                                                         ----------------     ----------------     ----------------
ENDING NET ASSETS ...................................................    $  3,424,000,163     $  2,940,166,170     $  2,186,314,686
                                                                         ================     ================     ================

                                                                                             PRIME INVESTMENT
                                                                                             MONEY MARKET FUND
                                                                        -----------------------------------------------------------
                                                                                  FOR THE              FOR THE              FOR THE
                                                                             PERIOD ENDED           YEAR ENDED           YEAR ENDED
                                                                        FEBRUARY 28, 2006       MARCH 31, 2005    MARCH 31, 2004(1)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .............................................    $  4,087,156,755     $  2,552,031,912     $  1,818,363,896
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................................         189,605,025           46,483,924           15,214,105
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........................               8,497              (24,823)              (3,611)
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....         189,613,522           46,459,101           15,210,494
                                                                         ----------------     ----------------     ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .......................................................                 N/A                  N/A                  N/A
      ADMINISTRATOR CLASS (NOTE 1) ..................................                 N/A                  N/A                  N/A
      ADVISOR CLASS (NOTE 1) ........................................                 N/A                  N/A                  N/A
      INSTITUTIONAL CLASS ...........................................        (122,539,302)         (22,300,314)          (4,215,394)
      SERVICE CLASS .................................................         (67,065,723)         (24,183,613)         (11,078,513)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .......................................................                 N/A                  N/A                  N/A
      ADMINISTRATOR CLASS ...........................................                 N/A                  N/A                  N/A
      INSTITUTIONAL CLASS ...........................................                   0                 (316)                   0
      SERVICE CLASS .................................................                   0                 (342)                   0
                                                                         ----------------     ----------------     ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................................        (189,605,025)         (46,484,585)         (15,293,907)
                                                                         ----------------     ----------------     ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..............................                 N/A                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..........................                 N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - CLASS A ................................                 N/A                  N/A                  N/A
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A ..............................................                 N/A                  N/A                  N/A
                                                                         ----------------     ----------------     ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .........                 N/A                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .....                 N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...........                 N/A                  N/A                  N/A
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS -  ADMINISTRATOR CLASS .................................                 N/A                  N/A                  N/A
                                                                         ----------------     ----------------     ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS (NOTE 1) ...............                 N/A                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS (NOTE 1) ...........                 N/A                  N/A                  N/A
   COST OF SHARES REDEEMED - ADVISOR CLASS (NOTE 1) .................                 N/A                  N/A                  N/A
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADVISOR CLASS ........................................                 N/A                  N/A                  N/A
                                                                         ----------------     ----------------     ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..................      22,997,172,084       14,890,595,321        6,704,830,027
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..............          32,951,081            6,205,711              861,282
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ....................     (23,411,649,074)     (12,711,599,322)      (5,619,805,959)
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS ..................................        (381,525,909)       2,185,201,710        1,085,885,350
                                                                         ----------------     ----------------     ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ........................     159,728,224,570       89,829,820,847       56,932,646,123
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ....................           1,153,464              955,492            1,489,417
   COST OF SHARES REDEEMED - SERVICE CLASS ..........................    (159,213,356,513)     (90,480,827,722)     (57,286,269,461)
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS ........................................         516,021,521         (650,051,383)        (352,133,921)
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS ........................................................         134,495,612        1,535,150,327          733,751,429
                                                                         ----------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................         134,504,109        1,535,124,843          733,668,016
                                                                         ----------------     ----------------     ----------------
ENDING NET ASSETS ...................................................    $  4,221,660,864     $  4,087,156,755     $  2,552,031,912
                                                                         ================     ================     ================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        HERITAGE
                                                                                                    MONEY MARKET FUND
                                                                                       ---------------------------------------
                                                                                                 FOR THE              FOR THE
                                                                                            PERIOD ENDED           YEAR ENDED
                                                                                       FEBRUARY 28, 2006     OCTOBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................................                 N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................                 N/A                  N/A
   SHARES REDEEMED - CLASS A .......................................................                 N/A                  N/A
                                                                                       -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............................                 N/A                  N/A
                                                                                       -----------------    -----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ......................................         116,832,055          255,564,033
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...           3,525,465            8,774,882
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..................................        (133,080,784)        (415,414,892)
                                                                                       -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ................         (12,723,264)        (151,075,977)
                                                                                       -----------------    -----------------
   SHARES SOLD - ADVISOR CLASS (NOTE 1) ............................................                 N/A                    0
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS (NOTE 1) .........                 N/A                  594
   SHARES REDEEMED - ADVISOR CLASS (NOTE 1) ........................................                 N/A             (138,216)
                                                                                       -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ......................                 N/A             (137,622)
                                                                                       -----------------    -----------------
   SHARES SOLD - INSTITUTIONAL CLASS ...............................................         490,121,241          560,678,077
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ............           1,048,782            2,301,141
   SHARES REDEEMED - INSTITUTIONAL CLASS ...........................................        (410,809,643)        (386,536,134)
                                                                                       -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ................          80,360,380          176,443,084
                                                                                       -----------------    -----------------
   SHARES SOLD - SERVICE CLASS .....................................................                 N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ..................                 N/A                  N/A
   SHARES REDEEMED - SERVICE CLASS .................................................                 N/A                  N/A
                                                                                       -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ......................                 N/A                  N/A
                                                                                       -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
SHARE TRANSACTIONS .................................................................          67,637,116           25,229,485
                                                                                       -----------------    -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................   $             240    $               0
                                                                                       =================    =================

                                                                                            HERITAGE
                                                                                       MONEY MARKET FUND
                                                                                       -----------------
                                                                                                 FOR THE
                                                                                              YEAR ENDED
                                                                                        OCTOBER 31, 2004
---------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................................                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................                 N/A
   SHARES REDEEMED - CLASS A .......................................................                 N/A
                                                                                       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............................                 N/A
                                                                                       -----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ......................................         371,600,174
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...           4,186,235
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..................................        (629,456,066)
                                                                                       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ................        (253,669,657)
                                                                                       -----------------
   SHARES SOLD - ADVISOR CLASS (NOTE 1) ............................................              45,493
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS (NOTE 1) .........                 844
   SHARES REDEEMED - ADVISOR CLASS (NOTE 1) ........................................         (12,341,104)
                                                                                       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ......................         (12,294,767)
                                                                                       -----------------
   SHARES SOLD - INSTITUTIONAL CLASS ...............................................         798,884,866
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ............           1,842,908
   SHARES REDEEMED - INSTITUTIONAL CLASS ...........................................        (901,960,232)
                                                                                       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ................        (101,232,458)
                                                                                       -----------------
   SHARES SOLD - SERVICE CLASS .....................................................                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ..................                 N/A
   SHARES REDEEMED - SERVICE CLASS .................................................                 N/A
                                                                                       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ......................                 N/A
                                                                                       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
SHARE TRANSACTIONS .................................................................        (367,196,882)
                                                                                       -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................   $               0
                                                                                       =================


(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATING TO FUND MERGERS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                   NATIONAL TAX-FREE
                                                                                                   MONEY MARKET FUND
                                                                                       ---------------------------------------
                                                                                                 FOR THE               FOR THE
                                                                                            PERIOD ENDED            YEAR ENDED
                                                                                       FEBRUARY 28, 2006        MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................................       1,660,036,058         1,518,234,814
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................          15,390,552             5,512,459
   SHARES REDEEMED - CLASS A .......................................................      (1,386,738,970)       (1,432,897,857)
                                                                                       -----------------     -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............................         288,687,640            90,849,416
                                                                                       -----------------     -----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ......................................       2,375,697,461                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...          12,980,587                   N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..................................      (1,826,922,276)                  N/A
                                                                                       -----------------     -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ................         561,755,772                   N/A
                                                                                       -----------------     -----------------
   SHARES SOLD - ADVISOR CLASS (NOTE 1) ............................................                 N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS (NOTE 1) .........                 N/A                   N/A
   SHARES REDEEMED - ADVISOR CLASS (NOTE 1) ........................................                 N/A                   N/A
                                                                                       -----------------     -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ......................                 N/A                   N/A
                                                                                       -----------------     -----------------
   SHARES SOLD - INSTITUTIONAL CLASS ...............................................       8,362,985,778         6,349,839,660
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ............          11,441,904             4,396,109
   SHARES REDEEMED - INSTITUTIONAL CLASS ...........................................      (8,706,165,133)       (5,624,007,925)
                                                                                       -----------------     -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ................        (331,737,451)          730,227,844
                                                                                       -----------------     -----------------
   SHARES SOLD - SERVICE CLASS .....................................................       2,735,514,477         2,722,964,590
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ..................           9,010,437             4,566,856
   SHARES REDEEMED - SERVICE CLASS .................................................      (2,779,471,560)       (2,794,346,879)
                                                                                       -----------------     -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ......................         (34,946,646)          (66,815,433)
                                                                                       -----------------     -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
SHARE TRANSACTIONS .................................................................         483,759,315           754,261,827
                                                                                       -----------------     -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................   $           8,827     $               0
                                                                                       =================     =================

                                                                                       NATIONAL TAX-FREE
                                                                                       MONEY MARKET FUND
                                                                                       -----------------
                                                                                                 FOR THE
                                                                                              YEAR ENDED
                                                                                       MARCH 31, 2004(1)
---------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................................       1,398,990,945
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................           1,744,755
   SHARES REDEEMED - CLASS A .......................................................        (779,189,103)
                                                                                       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............................         621,546,597
                                                                                       -----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ......................................                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..................................                 N/A
                                                                                       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ................                 N/A
                                                                                       -----------------
   SHARES SOLD - ADVISOR CLASS (NOTE 1) ............................................                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS (NOTE 1) .........                 N/A
   SHARES REDEEMED - ADVISOR CLASS (NOTE 1) ........................................                 N/A
                                                                                       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ......................                 N/A
                                                                                       -----------------
   SHARES SOLD - INSTITUTIONAL CLASS ...............................................       1,282,046,089
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ............             686,683
   SHARES REDEEMED - INSTITUTIONAL CLASS ...........................................      (1,107,592,826)
                                                                                       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ................         175,139,946
                                                                                       -----------------
   SHARES SOLD - SERVICE CLASS .....................................................       2,154,668,543
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ..................           3,080,212
   SHARES REDEEMED - SERVICE CLASS .................................................      (2,297,000,992)
                                                                                       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ......................        (139,252,237)
                                                                                       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
SHARE TRANSACTIONS .................................................................         657,434,306
                                                                                       -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................   $               0
                                                                                       =================

                                                                                                   PRIME INVESTMENT
                                                                                                   MONEY MARKET FUND
                                                                                       ---------------------------------------
                                                                                                 FOR THE              FOR THE
                                                                                            PERIOD ENDED           YEAR ENDED
                                                                                       FEBRUARY 28, 2006       MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................................                 N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................                 N/A                  N/A
   SHARES REDEEMED - CLASS A .......................................................                 N/A                  N/A
                                                                                       -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............................                 N/A                  N/A
                                                                                       -----------------    -----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ......................................                 N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...                 N/A                  N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..................................                 N/A                  N/A
                                                                                       -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ................                 N/A                  N/A
                                                                                       -----------------    -----------------
   SHARES SOLD - ADVISOR CLASS (NOTE 1) ............................................                 N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS (NOTE 1) .........                 N/A                  N/A
   SHARES REDEEMED - ADVISOR CLASS (NOTE 1) ........................................                 N/A                  N/A
                                                                                       -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ......................                 N/A                  N/A
                                                                                       -----------------    -----------------
   SHARES SOLD - INSTITUTIONAL CLASS ...............................................      22,997,172,084       14,890,595,321
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ............          32,951,081            6,205,711
   SHARES REDEEMED - INSTITUTIONAL CLASS ...........................................     (23,411,649,074)     (12,711,599,322)
                                                                                       -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ................        (381,525,909)       2,185,201,710
                                                                                       -----------------    -----------------
   SHARES SOLD - SERVICE CLASS .....................................................     159,728,224,571       89,829,820,847
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ..................           1,153,464              955,491
   SHARES REDEEMED - SERVICE CLASS .................................................    (159,213,356,514)     (90,480,827,722)
                                                                                       -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ......................         516,021,521         (650,051,384)
                                                                                       -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
SHARE TRANSACTIONS .................................................................         134,495,612        1,535,150,326
                                                                                       -----------------    -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................   $           7,695    $               1
                                                                                       =================    =================

                                                                                       PRIME INVESTMENT
                                                                                       MONEY MARKET FUND
                                                                                       -----------------
                                                                                                 FOR THE
                                                                                              YEAR ENDED
                                                                                       MARCH 31, 2004(1)
--------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ...........................................................                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................                 N/A
   SHARES REDEEMED - CLASS A .......................................................                 N/A
                                                                                       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............................                 N/A
                                                                                       -----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ......................................                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..................................                 N/A
                                                                                       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ................                 N/A
                                                                                       -----------------
   SHARES SOLD - ADVISOR CLASS (NOTE 1) ............................................                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS (NOTE 1) .........                 N/A
   SHARES REDEEMED - ADVISOR CLASS (NOTE 1) ........................................                 N/A
                                                                                       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ......................                 N/A
                                                                                       -----------------
   SHARES SOLD - INSTITUTIONAL CLASS ...............................................       6,704,829,936
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ............             861,282
   SHARES REDEEMED - INSTITUTIONAL CLASS ...........................................      (5,619,805,959)
                                                                                       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ................       1,085,885,259
                                                                                       -----------------
   SHARES SOLD - SERVICE CLASS .....................................................      56,932,646,122
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ..................           1,489,417
   SHARES REDEEMED - SERVICE CLASS .................................................     (57,286,269,461)
                                                                                       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ......................        (352,133,922)
                                                                                       -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
SHARE TRANSACTIONS .................................................................         733,751,337
                                                                                       -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................   $               4
                                                                                       =================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                TREASURY PLUS
                                                                                              MONEY MARKET FUND
                                                                                  --------------------------------------
                                                                                            FOR THE              FOR THE
                                                                                       PERIOD ENDED           YEAR ENDED
                                                                                  FEBRUARY 28, 2006       MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................    $  4,971,385,295     $  5,747,241,499
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................         140,545,536           55,981,315
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................              53,832             (163,649)
                                                                                   ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............         140,599,368           55,817,666
                                                                                   ----------------     ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .................................................................         (72,949,376)         (24,276,293)
      INSTITUTIONAL CLASS .....................................................         (38,279,612)         (19,346,848)
      SERVICE CLASS ...........................................................         (29,316,547)         (12,358,177)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .................................................................                   0               (1,993)
      INSTITUTIONAL CLASS .....................................................                   0               (1,588)
      SERVICE CLASS ...........................................................                   0               (1,015)
                                                                                   ----------------     ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................................        (140,545,535)         (55,985,914)
                                                                                   ----------------     ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ........................................      12,146,396,546       10,429,884,979
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ....................................          23,294,362            7,427,144
   COST OF SHARES REDEEMED - CLASS A ..........................................     (11,893,116,301)     (10,398,131,297)
                                                                                   ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A ........................................................         276,574,607           39,180,826
                                                                                   ----------------     ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ............................      16,041,775,506       30,679,921,452
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ........................          15,558,664            5,919,568
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..............................     (16,159,880,690)     (31,381,603,066)
                                                                                   ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS ............................................        (102,546,520)        (695,762,046)
                                                                                   ----------------     ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..................................      14,411,828,408       18,558,403,584
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ..............................           4,064,352            1,815,019
   COST OF SHARES REDEEMED - SERVICE CLASS ....................................     (14,681,595,212)     (18,679,325,339)
                                                                                   ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS ..................................................        (265,702,452)        (119,106,736)
                                                                                   ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS ..................................................................         (91,674,365)        (775,687,956)
                                                                                   ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................         (91,620,532)        (775,856,204)
                                                                                   ----------------     ----------------
ENDING NET ASSETS .............................................................    $  4,879,764,763     $  4,971,385,295
                                                                                   ================     ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ......................................................      12,146,396,381       10,429,884,979
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...................          23,294,362            7,427,144
   SHARES REDEEMED - CLASS A ..................................................     (11,893,116,301)     (10,398,131,297)
                                                                                   ----------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .......................         276,574,442           39,180,826
                                                                                   ----------------     ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ..........................................      16,041,775,507       30,679,921,450
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .......          15,558,664            5,919,568
   SHARES REDEEMED - INSTITUTIONAL CLASS ......................................     (16,159,880,690)     (31,381,603,066)
                                                                                   ----------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...........        (102,546,519)        (695,762,048)
                                                                                   ----------------     ----------------
   SHARES SOLD - SERVICE CLASS ................................................      14,411,828,408       18,558,403,584
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .............           4,064,352            1,815,019
   SHARES REDEEMED - SERVICE CLASS ............................................     (14,681,595,212)     (18,679,325,339)
                                                                                   ----------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .................        (265,702,452)        (119,106,736)
                                                                                   ----------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
TRANSACTIONS ..................................................................         (91,674,529)        (775,687,958)
                                                                                   ----------------     ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................    $         17,256     $            644
                                                                                   ================     ================

                                                                                    TREASURY PLUS
                                                                                  MONEY MARKET FUND
                                                                                  -----------------
                                                                                            FOR THE
                                                                                         YEAR ENDED
                                                                                  MARCH 31, 2004(1)
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................    $  2,773,473,140
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................          30,405,550
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................                 696
                                                                                   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............          30,406,246
                                                                                   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .................................................................          (6,292,757)
      INSTITUTIONAL CLASS .....................................................         (16,199,925)
      SERVICE CLASS ...........................................................          (7,912,868)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .................................................................                   0
      INSTITUTIONAL CLASS .....................................................                   0
      SERVICE CLASS ...........................................................                   0
                                                                                   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................................         (30,405,550)
                                                                                   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ........................................       8,521,232,089
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ....................................           1,760,169
   COST OF SHARES REDEEMED - CLASS A ..........................................      (6,065,128,821)
                                                                                   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A ........................................................       2,457,863,437
                                                                                   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ............................      72,140,884,611
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ........................           2,467,118
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..............................     (71,744,782,379)
                                                                                   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS ............................................         398,569,350
                                                                                   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..................................      13,125,490,912
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ..............................           1,767,648
   COST OF SHARES REDEEMED - SERVICE CLASS ....................................     (13,009,923,684)
                                                                                   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS ..................................................         117,334,876
                                                                                   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS ..................................................................       2,973,767,663
                                                                                   ----------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................       2,973,768,359
                                                                                   ----------------
ENDING NET ASSETS .............................................................    $  5,747,241,499
                                                                                   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ......................................................       8,521,278,167
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...................           1,760,169
   SHARES REDEEMED - CLASS A ..................................................      (6,065,128,821)
                                                                                   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .......................       2,457,909,515
                                                                                   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ..........................................      72,140,884,610
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .......           2,467,118
   SHARES REDEEMED - INSTITUTIONAL CLASS ......................................     (71,744,782,379)
                                                                                   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...........         398,569,349
                                                                                   ----------------
   SHARES SOLD - SERVICE CLASS ................................................      13,125,490,912
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .............           1,767,648
   SHARES REDEEMED - SERVICE CLASS ............................................     (13,009,923,684)
                                                                                   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .................         117,334,876
                                                                                   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
TRANSACTIONS ..................................................................       2,973,813,740
                                                                                   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................    $         (3,441)
                                                                                   ================

(1) "PROCEEDS FROM SHARES SOLD" AND "SHARES SOLD" INCLUDE AMOUNTS RELATING TO FUND MERGERS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                               100% TREASURY
                                                                                             MONEY MARKET FUND
                                                                                  --------------------------------------
                                                                                            FOR THE              FOR THE
                                                                                       PERIOD ENDED           YEAR ENDED
                                                                                  FEBRUARY 28, 2006       MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................    $  3,192,222,434     $  3,140,902,133
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................          90,583,393           34,956,971
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................            (116,024)                 999
                                                                                   ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............          90,467,369           34,957,970
                                                                                   ----------------     ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .................................................................          (4,456,262)          (1,554,213)
      INSTITUTIONAL CLASS .....................................................                 N/A                  N/A
      SERVICE CLASS ...........................................................         (86,127,132)         (33,402,758)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .................................................................                   0               (3,210)
      INSTITUTIONAL CLASS .....................................................                 N/A                  N/A
      SERVICE CLASS ...........................................................                   0              (68,994)
                                                                                   ----------------     ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................................         (90,583,394)         (35,029,175)
                                                                                   ----------------     ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ........................................         398,909,877          319,141,466
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ....................................           4,383,378            1,544,672
   COST OF SHARES REDEEMED - CLASS A ..........................................        (362,135,295)        (323,331,614)
                                                                                   ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A ........................................................          41,157,960           (2,645,476)
                                                                                   ----------------     ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ............................                 N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ........................                 N/A                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..............................                 N/A                  N/A
                                                                                   ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS ............................................                 N/A                  N/A
                                                                                   ----------------     ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..................................      19,212,585,427       17,521,081,934
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ..............................          13,209,599            4,347,987
   COST OF SHARES REDEEMED - SERVICE CLASS ....................................     (18,675,877,986)     (17,471,392,939)
                                                                                   ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS ..................................................         549,917,040           54,036,982
                                                                                   ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS ..................................................................         591,075,000           51,391,506
                                                                                   ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................         590,958,975           51,320,301
                                                                                   ----------------     ----------------
ENDING NET ASSETS .............................................................    $  3,783,181,409     $  3,192,222,434
                                                                                   ================     ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ......................................................         398,909,876          319,141,466
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...................           4,383,378            1,544,672
   SHARES REDEEMED - CLASS A ..................................................        (362,135,295)        (323,331,614)
                                                                                   ----------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .......................          41,157,959           (2,645,476)
                                                                                   ----------------     ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ..........................................                 N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .......                 N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ......................................                 N/A                  N/A
                                                                                   ----------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...........                 N/A                  N/A
                                                                                   ----------------     ----------------
   SHARES SOLD - SERVICE CLASS ................................................      19,212,585,427       17,521,081,937
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .............          13,209,599            4,347,987
   SHARES REDEEMED - SERVICE CLASS ............................................     (18,675,877,986)     (17,471,392,939)
                                                                                   ----------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .................         549,917,040           54,036,985
                                                                                   ----------------     ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
TRANSACTIONS ..................................................................         591,074,999           51,391,509
                                                                                   ----------------     ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................    $        201,933     $        172,889
                                                                                   ================     ================

                                                                                    100% TREASURY
                                                                                  MONEY MARKET FUND
                                                                                  -----------------
                                                                                            FOR THE
                                                                                         YEAR ENDED
                                                                                     MARCH 31, 2004
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................    $  2,934,927,382
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................          15,457,310
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................              89,370
                                                                                   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............          15,546,680
                                                                                   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .................................................................            (736,608)
      INSTITUTIONAL CLASS .....................................................                 N/A
      SERVICE CLASS ...........................................................         (14,720,799)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .................................................................                   0
      INSTITUTIONAL CLASS .....................................................                 N/A
      SERVICE CLASS ...........................................................                   0
                                                                                   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................................         (15,457,407)
                                                                                   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ........................................         449,479,514
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ....................................             820,154
   COST OF SHARES REDEEMED - CLASS A ..........................................        (496,707,697)
                                                                                   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A ........................................................         (46,408,029)
                                                                                   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ............................                 N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ........................                 N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..............................                 N/A
                                                                                   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS ............................................                 N/A
                                                                                   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ..................................      17,576,961,049
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ..............................           2,820,208
   COST OF SHARES REDEEMED - SERVICE CLASS ....................................     (17,327,487,750)
                                                                                   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS ..................................................         252,293,507
                                                                                   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS ..................................................................         205,885,478
                                                                                   ----------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................         205,974,751
                                                                                   ----------------
ENDING NET ASSETS .............................................................    $  3,140,902,133
                                                                                   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ......................................................         449,479,514
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...................             820,154
   SHARES REDEEMED - CLASS A ..................................................        (496,707,697)
                                                                                   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .......................         (46,408,029)
                                                                                   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ..........................................                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .......                 N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ......................................                 N/A
                                                                                   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...........                 N/A
                                                                                   ----------------
   SHARES SOLD - SERVICE CLASS ................................................      17,576,961,049
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .............           2,820,208
   SHARES REDEEMED - SERVICE CLASS ............................................     (17,327,487,745)
                                                                                   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS .................         252,293,512
                                                                                   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
TRANSACTIONS ..................................................................         205,885,483
                                                                                   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................    $         64,581
                                                                                   ================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                NET REALIZED
                                                  BEGINNING                              AND     DISTRIBUTIONS
                                                  NET ASSET            NET        UNREALIZED          FROM NET
                                                  VALUE PER     INVESTMENT    GAIN (LOSS) ON        INVESTMENT
                                                      SHARE         INCOME       INVESTMENTS            INCOME
--------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).........        $1.00           0.02              0.00             (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..............        $1.00           0.02              0.00             (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ..............        $1.00           0.03              0.00             (0.03)

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).........        $1.00           0.03              0.00             (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ..............        $1.00           0.01              0.00             (0.01)
JULY 31, 2003(3) TO MARCH 31, 2004 ...........        $1.00           0.01              0.00             (0.01)

INSTITUTIONAL CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).........        $1.00           0.03              0.00             (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ..............        $1.00           0.02              0.00             (0.02)
APRIL 1, 2003 TO MARCH 31, 2004 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..............        $1.00           0.02              0.00             (0.02)
APRIL 1, 2001 TO MARCH 31, 2002 ..............        $1.00           0.03              0.00             (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ..............        $1.00           0.06              0.00             (0.06)

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).........        $1.00           0.03              0.00             (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..............        $1.00           0.03              0.00             (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ..............        $1.00           0.06              0.00             (0.06)

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).........        $1.00           0.03              0.00             (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ..............        $1.00           0.01              0.00             (0.01)
JULY 31, 2003(3) TO MARCH 31, 2004 ...........        $1.00           0.01              0.00             (0.01)

INSTITUTIONAL CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).........        $1.00           0.03              0.00             (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ..............        $1.00           0.02              0.00             (0.02)
JULY 28, 2003(3) TO MARCH 31, 2004 ...........        $1.00           0.01              0.00             (0.01)

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).........        $1.00           0.03              0.00             (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..............        $1.00           0.03              0.00             (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ..............        $1.00           0.05              0.00             (0.05)

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) .....        $1.00           0.01              0.00             (0.01)
NOVEMBER 1, 2004 TO OCTOBER 31, 2005..........        $1.00           0.03              0.00             (0.03)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004..........        $1.00           0.01              0.00             (0.01)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003..........        $1.00           0.01              0.00             (0.01)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002..........        $1.00           0.02              0.00             (0.02)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001..........        $1.00           0.05              0.00             (0.05)

INSTITUTIONAL CLASS
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) .....        $1.00           0.01              0.00             (0.01)
NOVEMBER 1, 2004 TO OCTOBER 31, 2005..........        $1.00           0.03              0.00             (0.03)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004..........        $1.00           0.01              0.00             (0.01)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003..........        $1.00           0.01              0.00             (0.01)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002..........        $1.00           0.02              0.00             (0.02)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001..........        $1.00           0.05              0.00             (0.05)

FINANCIAL HIGHLIGHTS                    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------


                                               DISTRIBUTIONS       ENDING         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    FROM NET    NET ASSET   -------------------------------------------------------
                                                    REALIZED    VALUE PER   NET INVESTMENT        GROSS      EXPENSES           NET
                                                       GAINS        SHARE           INCOME     EXPENSES        WAIVED      EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4)........           0.00       $1.00              2.18%        0.74%        (0.29)%        0.45%
APRIL 1, 2004 TO MARCH 31, 2005 .............           0.00       $1.00              1.00%        0.66%        (0.21)%        0.45%
APRIL 1, 2003 TO MARCH 31, 2004 .............           0.00       $1.00              0.56%        0.50%        (0.05)%        0.45%
APRIL 1, 2002 TO MARCH 31, 2003 .............           0.00       $1.00              0.90%        0.50%        (0.05)%        0.45%
APRIL 1, 2001 TO MARCH 31, 2002 .............           0.00       $1.00              1.62%        0.49%        (0.04)%        0.45%
APRIL 1, 2000 TO MARCH 31, 2001 .............           0.00       $1.00              3.10%        0.57%        (0.12)%        0.45%

CASH INVESTMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4)........           0.00       $1.00              3.37%        0.37%        (0.02)%        0.35%
APRIL 1, 2004 TO MARCH 31, 2005 .............           0.00       $1.00              1.57%        0.37%        (0.02)%        0.35%
JULY 31, 2003(3) TO MARCH 31, 2004 ..........           0.00       $1.00              0.79%        0.39%        (0.04)%        0.35%

INSTITUTIONAL CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4)........           0.00       $1.00              3.50%        0.25%        (0.05)%        0.20%
APRIL 1, 2004 TO MARCH 31, 2005 .............           0.00       $1.00              1.61%        0.26%        (0.06)%        0.20%
APRIL 1, 2003 TO MARCH 31, 2004 .............           0.00       $1.00              0.97%        0.26%        (0.04)%        0.22%
APRIL 1, 2002 TO MARCH 31, 2003 .............           0.00       $1.00              1.52%        0.28%        (0.03)%        0.25%
APRIL 1, 2001 TO MARCH 31, 2002 .............           0.00       $1.00              3.14%        0.28%        (0.03)%        0.25%
APRIL 1, 2000 TO MARCH 31, 2001 .............           0.00       $1.00              6.16%        0.31%        (0.06)%        0.25%

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4)........           0.00       $1.00              3.12%        0.54%        (0.04)%        0.50%
APRIL 1, 2004 TO MARCH 31, 2005 .............           0.00       $1.00              1.26%        0.55%        (0.05)%        0.50%
APRIL 1, 2003 TO MARCH 31, 2004 .............           0.00       $1.00              0.70%        0.55%        (0.06)%        0.49%
APRIL 1, 2002 TO MARCH 31, 2003 .............           0.00       $1.00              1.31%        0.54%        (0.06)%        0.48%
APRIL 1, 2001 TO MARCH 31, 2002 .............           0.00       $1.00              2.91%        0.54%        (0.06)%        0.48%
APRIL 1, 2000 TO MARCH 31, 2001 .............           0.00       $1.00              5.94%        0.54%        (0.06)%        0.48%

GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4)........           0.00       $1.00              3.33%        0.38%        (0.03)%        0.35%
APRIL 1, 2004 TO MARCH 31, 2005 .............           0.00       $1.00              1.59%        0.38%        (0.03)%        0.35%
JULY 31, 2003(3) TO MARCH 31, 2004 ..........           0.00       $1.00              0.75%        0.37%        (0.02)%        0.35%

INSTITUTIONAL CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4)........           0.00       $1.00              3.45%        0.26%        (0.06)%        0.20%
APRIL 1, 2004 TO MARCH 31, 2005 .............           0.00       $1.00              1.66%        0.26%        (0.06)%        0.20%
JULY 28, 2003(3) TO MARCH 31, 2004 ..........           0.00       $1.00              0.90%        0.25%        (0.05)%        0.20%

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4)........           0.00       $1.00              3.13%        0.55%        (0.05)%        0.50%
APRIL 1, 2004 TO MARCH 31, 2005 .............           0.00       $1.00              1.26%        0.55%        (0.05)%        0.50%
APRIL 1, 2003 TO MARCH 31, 2004 .............           0.00       $1.00              0.65%        0.55%        (0.05)%        0.50%
APRIL 1, 2002 TO MARCH 31, 2003 .............           0.00       $1.00              1.24%        0.54%        (0.04)%        0.50%
APRIL 1, 2001 TO MARCH 31, 2002 .............           0.00       $1.00              2.67%        0.52%        (0.02)%        0.50%
APRIL 1, 2000 TO MARCH 31, 2001 .............           0.00       $1.00              5.79%        0.56%        (0.06)%        0.50%

HERITAGE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) ....           0.00       $1.00              3.91%        0.40%        (0.02)%        0.38%
NOVEMBER 1, 2004 TO OCTOBER 31, 2005.........           0.00       $1.00              2.41%        0.56%        (0.17)%        0.39%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004.........           0.00       $1.00              0.86%        0.68%        (0.28)%        0.40%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003.........           0.00       $1.00              0.95%        0.62%        (0.22)%        0.40%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002.........           0.00       $1.00              1.69%        0.60%        (0.20)%        0.40%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001.........           0.00       $1.00              4.68%        0.58%        (0.18)%        0.40%

INSTITUTIONAL CLASS
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) ....           0.00       $1.00              4.13%        0.28%        (0.10)%        0.18%
NOVEMBER 1, 2004 TO OCTOBER 31, 2005.........           0.00       $1.00              2.97%        0.28%        (0.10)%        0.18%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004.........           0.00       $1.00              1.07%        0.26%        (0.08)%        0.18%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003.........           0.00       $1.00              1.25%        0.22%        (0.04)%        0.18%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002.........           0.00       $1.00              1.86%        0.21%        (0.03)%        0.18%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001.........           0.00       $1.00              4.47%        0.24%        (0.06)%        0.18%



                                                                  NET ASSETS AT
                                                      TOTAL       END OF PERIOD
                                                  RETURN(2)     (000'S OMITTED)
-------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4)........          2.04%        $   416,048
APRIL 1, 2004 TO MARCH 31, 2005 .............          0.99%        $   356,093
APRIL 1, 2003 TO MARCH 31, 2004 .............          0.56%        $   367,216
APRIL 1, 2002 TO MARCH 31, 2003 .............          0.93%        $   304,422
APRIL 1, 2001 TO MARCH 31, 2002 .............          1.75%        $   262,866
APRIL 1, 2000 TO MARCH 31, 2001 .............          3.20%        $   150,149

CASH INVESTMENT MONEY MARKET FUND
-------------------------------------------------------------------------------
ADMINISTRATOR CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4)........          3.06%        $ 1,150,617
APRIL 1, 2004 TO MARCH 31, 2005 .............          1.45%        $   619,286
JULY 31, 2003(3) TO MARCH 31, 2004 ..........          0.53%        $   281,124

INSTITUTIONAL CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4)........          3.21%        $ 6,497,267
APRIL 1, 2004 TO MARCH 31, 2005 .............          1.60%        $ 5,998,383
APRIL 1, 2003 TO MARCH 31, 2004 .............          0.98%        $ 5,839,329
APRIL 1, 2002 TO MARCH 31, 2003 .............          1.54%        $ 5,175,328
APRIL 1, 2001 TO MARCH 31, 2002 .............          3.28%        $ 5,478,005
APRIL 1, 2000 TO MARCH 31, 2001 .............          6.38%        $ 3,332,149

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4)........          2.92%        $ 5,793,762
APRIL 1, 2004 TO MARCH 31, 2005 .............          1.30%        $ 6,879,632
APRIL 1, 2003 TO MARCH 31, 2004 .............          0.70%        $ 8,472,548
APRIL 1, 2002 TO MARCH 31, 2003 .............          1.31%        $10,590,565
APRIL 1, 2001 TO MARCH 31, 2002 .............          3.05%        $13,345,951
APRIL 1, 2000 TO MARCH 31, 2001 .............          6.14%        $12,307,775

GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4)........          3.05%        $   876,234
APRIL 1, 2004 TO MARCH 31, 2005 .............          1.41%        $   596,740
JULY 31, 2003(3) TO MARCH 31, 2004 ..........          0.50%        $   160,507

INSTITUTIONAL CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4)........          3.19%        $ 4,508,755
APRIL 1, 2004 TO MARCH 31, 2005 .............          1.57%        $ 3,964,854
JULY 28, 2003(3) TO MARCH 31, 2004 ..........          0.61%        $ 1,471,711

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4)........          2.91%        $ 5,350,480
APRIL 1, 2004 TO MARCH 31, 2005 .............          1.26%        $ 5,230,613
APRIL 1, 2003 TO MARCH 31, 2004 .............          0.65%        $ 4,767,774
APRIL 1, 2002 TO MARCH 31, 2003 .............          1.27%        $ 4,837,603
APRIL 1, 2001 TO MARCH 31, 2002 .............          2.86%        $ 5,752,411
APRIL 1, 2000 TO MARCH 31, 2001 .............          5.97%        $ 3,181,143

HERITAGE MONEY MARKET FUND
-------------------------------------------------------------------------------

ADMINISTRATOR CLASS
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) ....          1.29%        $   288,971
NOVEMBER 1, 2004 TO OCTOBER 31, 2005.........          2.54%        $   301,694
NOVEMBER 1, 2003 TO OCTOBER 31, 2004.........          0.88%        $   452,770
NOVEMBER 1, 2002 TO OCTOBER 31, 2003.........          0.94%        $   706,440
NOVEMBER 1, 2001 TO OCTOBER 31, 2002.........          1.69%        $ 1,034,437
NOVEMBER 1, 2000 TO OCTOBER 31, 2001.........          4.73%        $ 1,343,523

INSTITUTIONAL CLASS
NOVEMBER 1, 2005 TO FEBRUARY 28, 2006(5) ....          1.36%        $   419,084
NOVEMBER 1, 2004 TO OCTOBER 31, 2005.........          2.75%        $   338,723
NOVEMBER 1, 2003 TO OCTOBER 31, 2004.........          1.10%        $   162,280
NOVEMBER 1, 2002 TO OCTOBER 31, 2003.........          1.16%        $   263,513
NOVEMBER 1, 2001 TO OCTOBER 31, 2002.........          1.91%        $ 1,079,326
NOVEMBER 1, 2000 TO OCTOBER 31, 2001.........          4.96%        $   698,615

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                NET REALIZED
                                                  BEGINNING                              AND     DISTRIBUTIONS
                                                  NET ASSET            NET        UNREALIZED          FROM NET
                                                  VALUE PER     INVESTMENT    GAIN (LOSS) ON        INVESTMENT
                                                      SHARE         INCOME       INVESTMENTS            INCOME
--------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 11, 2005(3) TO FEBRUARY 28, 2006........        $1.00           0.02              0.00             (0.02)

INSTITUTIONAL CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).........        $1.00           0.02              0.00             (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..............        $1.00           0.02              0.00             (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ..............        $1.00           0.04              0.00             (0.04)

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).........        $1.00           0.02              0.00             (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..............        $1.00           0.02              0.00             (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ..............        $1.00           0.04              0.00             (0.04)

PRIME INVESTMENT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).........        $1.00           0.03              0.00             (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ..............        $1.00           0.02              0.00             (0.02)
JULY 28, 2003(3) TO MARCH 31, 2004 ...........        $1.00           0.01              0.00             (0.01)

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).........        $1.00           0.03              0.00             (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..............        $1.00           0.03              0.00             (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ..............        $1.00           0.06              0.00             (0.06)

TREASURY PLUS MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).........        $1.00           0.03              0.00             (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..............        $1.00           0.03              0.00             (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ..............        $1.00           0.06              0.00             (0.06)

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).........        $1.00           0.03              0.00             (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..............        $1.00           0.03              0.00             (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ..............        $1.00           0.06              0.00             (0.06)

100% TREASURY MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).........        $1.00           0.03              0.00             (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ..............        $1.00           0.01              0.00             (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ..............        $1.00           0.03              0.00             (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ..............        $1.00           0.05              0.00             (0.05)

FINANCIAL HIGHLIGHTS                    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------


                                               DISTRIBUTIONS       ENDING         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    FROM NET    NET ASSET   -------------------------------------------------------
                                                    REALIZED    VALUE PER   NET INVESTMENT        GROSS      EXPENSES           NET
                                                       GAINS        SHARE           INCOME     EXPENSES        WAIVED      EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 11, 2005(3) TO FEBRUARY 28, 2006......            0.00       $1.00              2.39%        0.39%        (0.09)%        0.30%

INSTITUTIONAL CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).......            0.00       $1.00              2.46%        0.27%        (0.07)%        0.20%
APRIL 1, 2004 TO MARCH 31, 2005 ............            0.00       $1.00              1.37%        0.26%        (0.06)%        0.20%
APRIL 1, 2003 TO MARCH 31, 2004 ............            0.00       $1.00              0.82%        0.26%        (0.04)%        0.22%
APRIL 1, 2002 TO MARCH 31, 2003 ............            0.00       $1.00              1.23%        0.29%         0.00%         0.29%
APRIL 1, 2001 TO MARCH 31, 2002 ............            0.00       $1.00              2.05%        0.38%        (0.08)%        0.30%
APRIL 1, 2000 TO MARCH 31, 2001 ............            0.00       $1.00              3.86%        0.37%        (0.07)%        0.30%

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).......            0.00       $1.00              2.23%        0.56%        (0.11)%        0.45%
APRIL 1, 2004 TO MARCH 31, 2005 ............            0.00       $1.00              1.01%        0.55%        (0.10)%        0.45%
APRIL 1, 2003 TO MARCH 31, 2004 ............            0.00       $1.00              0.62%        0.55%        (0.10)%        0.45%
APRIL 1, 2002 TO MARCH 31, 2003 ............            0.00       $1.00              1.06%        0.55%        (0.10)%        0.45%
APRIL 1, 2001 TO MARCH 31, 2002 ............            0.00       $1.00              1.96%        0.54%        (0.09)%        0.45%
APRIL 1, 2000 TO MARCH 31, 2001 ............            0.00       $1.00              3.68%        0.56%        (0.11)%        0.45%

PRIME INVESTMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).......            0.00       $1.00              3.46%        0.26%        (0.06)%        0.20%
APRIL 1, 2004 TO MARCH 31, 2005 ............            0.00       $1.00              1.87%        0.26%        (0.06)%        0.20%
JULY 28, 2003(3) TO MARCH 31, 2004 .........            0.00       $1.00              0.89%        0.25%        (0.05)%        0.20%

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).......            0.00       $1.00              3.18%        0.55%         0.00%         0.55%
APRIL 1, 2004 TO MARCH 31, 2005 ............            0.00       $1.00              1.20%        0.55%         0.00%         0.55%
APRIL 1, 2003 TO MARCH 31, 2004 ............            0.00       $1.00              0.59%        0.55%        (0.01)%        0.54%
APRIL 1, 2002 TO MARCH 31, 2003 ............            0.00       $1.00              1.14%        0.55%         0.00%         0.55%
APRIL 1, 2001 TO MARCH 31, 2002 ............            0.00       $1.00              2.64%        0.55%         0.00%         0.55%
APRIL 1, 2000 TO MARCH 31, 2001 ............            0.00       $1.00              5.72%        0.63%        (0.08)%        0.55%

TREASURY PLUS MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).......            0.00       $1.00              3.29%        0.26%        (0.06)%        0.20%
APRIL 1, 2004 TO MARCH 31, 2005 ............            0.00       $1.00              1.39%        0.27%        (0.07)%        0.20%
APRIL 1, 2003 TO MARCH 31, 2004 ............            0.00       $1.00              0.88%        0.26%        (0.06)%        0.20%
APRIL 1, 2002 TO MARCH 31, 2003 ............            0.00       $1.00              1.38%        0.29%        (0.08)%        0.21%
APRIL 1, 2001 TO MARCH 31, 2002 ............            0.00       $1.00              2.78%        0.29%        (0.08)%        0.21%
APRIL 1, 2000 TO MARCH 31, 2001 ............            0.00       $1.00              5.88%        0.30%        (0.05)%        0.25%

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).......            0.00       $1.00              2.99%        0.55%        (0.05)%        0.50%
APRIL 1, 2004 TO MARCH 31, 2005 ............            0.00       $1.00              1.12%        0.56%        (0.06)%        0.50%
APRIL 1, 2003 TO MARCH 31, 2004 ............            0.00       $1.00              0.60%        0.55%        (0.06)%        0.49%
APRIL 1, 2002 TO MARCH 31, 2003 ............            0.00       $1.00              1.18%        0.55%        (0.09)%        0.46%
APRIL 1, 2001 TO MARCH 31, 2002 ............            0.00       $1.00              2.54%        0.53%        (0.07)%        0.46%
APRIL 1, 2000 TO MARCH 31, 2001 ............            0.00       $1.00              5.64%        0.55%        (0.09)%        0.46%

100% TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).......            0.00       $1.00              2.89%        0.73%        (0.23)%        0.50%
APRIL 1, 2004 TO MARCH 31, 2005 ............            0.00       $1.00              1.12%        0.68%        (0.18)%        0.50%
APRIL 1, 2003 TO MARCH 31, 2004 ............            0.00       $1.00              0.52%        0.55%        (0.06)%        0.49%
APRIL 1, 2002 TO MARCH 31, 2003 ............            0.00       $1.00              1.12%        0.55%        (0.09)%        0.46%
APRIL 1, 2001 TO MARCH 31, 2002 ............            0.00       $1.00              2.53%        0.55%        (0.09)%        0.46%
APRIL 1, 2000 TO MARCH 31, 2001 ............            0.00       $1.00              5.41%        0.55%        (0.09)%        0.46%



                                                                 NET ASSETS AT
                                                     TOTAL       END OF PERIOD
                                                 RETURN(2)     (000'S OMITTED)
------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 11, 2005(3) TO FEBRUARY 28, 2006......          2.21%        $   561,788

INSTITUTIONAL CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).......          2.31%        $   700,534
APRIL 1, 2004 TO MARCH 31, 2005 ............          1.27%        $ 1,032,250
APRIL 1, 2003 TO MARCH 31, 2004 ............          0.85%        $   302,140
APRIL 1, 2002 TO MARCH 31, 2003 ............          1.23%        $   126,969
APRIL 1, 2001 TO MARCH 31, 2002 ............          2.20%        $   138,179
APRIL 1, 2000 TO MARCH 31, 2001 ............          3.93%        $    65,265

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).......          2.08%        $ 1,160,594
APRIL 1, 2004 TO MARCH 31, 2005 ............          1.02%        $ 1,195,511
APRIL 1, 2003 TO MARCH 31, 2004 ............          0.62%        $ 1,262,512
APRIL 1, 2002 TO MARCH 31, 2003 ............          1.07%        $ 1,401,583
APRIL 1, 2001 TO MARCH 31, 2002 ............          2.05%        $ 1,433,976
APRIL 1, 2000 TO MARCH 31, 2001 ............          3.78%        $ 1,183,279

PRIME INVESTMENT MONEY MARKET FUND
------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).......          3.23%        $ 2,889,532
APRIL 1, 2004 TO MARCH 31, 2005 ............          1.58%        $ 3,271,052
JULY 28, 2003(3) TO MARCH 31, 2004 .........          0.60%        $ 1,085,856

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).......          2.90%        $ 1,332,129
APRIL 1, 2004 TO MARCH 31, 2005 ............          1.22%        $   816,105
APRIL 1, 2003 TO MARCH 31, 2004 ............          0.60%        $ 1,466,176
APRIL 1, 2002 TO MARCH 31, 2003 ............          1.14%        $ 1,818,364
APRIL 1, 2001 TO MARCH 31, 2002 ............          2.80%        $ 2,006,493
APRIL 1, 2000 TO MARCH 31, 2001 ............          6.02%        $ 1,678,432

TREASURY PLUS MONEY MARKET FUND
------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).......          3.07%        $ 1,166,102
APRIL 1, 2004 TO MARCH 31, 2005 ............          1.48%        $ 1,268,636
APRIL 1, 2003 TO MARCH 31, 2004 ............          0.88%        $ 1,964,435
APRIL 1, 2002 TO MARCH 31, 2003 ............          1.45%        $ 1,565,864
APRIL 1, 2001 TO MARCH 31, 2002 ............          2.97%        $   905,766
APRIL 1, 2000 TO MARCH 31, 2001 ............          6.05%        $   415,965

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).......          2.78%        $   940,104
APRIL 1, 2004 TO MARCH 31, 2005 ............          1.17%        $ 1,205,795
APRIL 1, 2003 TO MARCH 31, 2004 ............          0.60%        $ 1,324,943
APRIL 1, 2002 TO MARCH 31, 2003 ............          1.20%        $ 1,207,609
APRIL 1, 2001 TO MARCH 31, 2002 ............          2.73%        $ 1,158,202
APRIL 1, 2000 TO MARCH 31, 2001 ............          5.83%        $ 1,050,508

100% TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------

SERVICE CLASS
APRIL 1, 2005 TO FEBRUARY 28, 2006(4).......          2.64%        $ 3,581,797
APRIL 1, 2004 TO MARCH 31, 2005 ............          1.11%        $ 3,031,989
APRIL 1, 2003 TO MARCH 31, 2004 ............          0.53%        $ 2,978,019
APRIL 1, 2002 TO MARCH 31, 2003 ............          1.15%        $ 2,725,643
APRIL 1, 2001 TO MARCH 31, 2002 ............          2.68%        $ 2,501,888
APRIL 1, 2000 TO MARCH 31, 2001 ............          5.59%        $ 2,254,618

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3)   Commencemnt of operations.

(4)   The Fund changed its fiscal year end from March 31 to February 28.

(5)   The Fund changed its fiscal year end from October 31 to February 28.

NOTES TO FINANCIAL STATEMENTS           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at February 28, 2006, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, Heritage Money Market Fund, National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund. Each Fund, except for the California Tax-Free Money Market Fund, is a diversified series of the Trust. The California Tax-Free Money Market Fund is a non-diversified series of the Trust.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                           BEFORE REORGANIZATION                       AFTER REORGANIZATION
                                       -------------------------------------------------------------   --------------------
                                              Target Fund           Target Fund     Acquiring Fund**        Wells Fargo
                                       Strong Florida Municipal       Strong          Wells Fargo       Advantage National
                                              Money Market        Tax-Free Money   National Tax-Free      Tax-Free Money
Fund                                             Fund                  Fund        Money Market Fund       Market Fund
---------------------------------------------------------------------------------------------------------------------------
Shares:
---------------------------------------------------------------------------------------------------------------------------
   CLASS A                                            N/A                    N/A        737,825,002           737,825,002
---------------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS*                               N/A                    N/A                N/A           979,348,537
---------------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                                N/A                    N/A      1,203,664,926         1,203,664,926
---------------------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS*                             30,965,555            948,382,982                N/A                   N/A
---------------------------------------------------------------------------------------------------------------------------
   SERVICE CLASS                                      N/A                    N/A      1,202,555,668         1,202,555,668
---------------------------------------------------------------------------------------------------------------------------
Net Assets:
---------------------------------------------------------------------------------------------------------------------------
   CLASS A                                            N/A                    N/A    $   737,834,448      $    737,834,448
---------------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS*                               N/A                    N/A                N/A           979,371,575
---------------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                                N/A                    N/A      1,203,577,280         1,203,577,280
---------------------------------------------------------------------------------------------------------------------------
   INVESTOR CLASS*                           $ 30,965,555          $ 948,406,020                N/A                   N/A
---------------------------------------------------------------------------------------------------------------------------
   SERVICE CLASS                                      N/A                    N/A      1,202,699,888         1,202,699,888
---------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss)                    0                (31,969)          (134,237)             (166,206)
---------------------------------------------------------------------------------------------------------------------------

      * EFFECTIVE AT THE CLOSE OF BUSINESS ON APRIL 8, 2005, INVESTOR CLASS OF STRONG FLORIDA MUNICIPAL MONEY MARKET FUND AND STRONG TAX-FREE MONEY FUND MERGED INTO ADMININSTRATOR CLASS OF WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND.

      ** DESIGNATES THE ACCOUNTING SURVIVOR.

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund") acquired substantially all of the net assets of the following Target Fund ("Target Fund") through a tax-free exchange under section 368 of the Internal Revenue Code.

                            Acquiring Fund                                                  Target Fund
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND - ADMINISTRATOR CLASS    STRONG HERITAGE MONEY FUND-INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND - ADMINISTRATOR CLASS    STRONG HERITAGE MONEY FUND-ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND - INSTITUTIONAL CLASS    STRONG HERITAGE MONEY FUND-INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------

      Effective at the close of business on June 6, 2003, the Wells Fargo Government Money Market Fund acquired all of the net assets of the Montgomery Government Money Market Fund. The Montgomery Government Money Market Fund exchanged its 180,530,053 Class R shares (valued at $180,585,365) for 180,530,053 Service Class shares of the Wells Fargo Government Money Market Fund.

      Effective at the close of business on July 25, 2003, the Government Money Market Fund acquired all of the net assets of the Government Institutional Money Market Fund. The Government Institutional Money Market Fund exchanged its 1,081,553,886 Institutional Class shares (valued at $1,081,553,928) for 1,081,553,886 Institutional Class shares of the Government Money Market Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      Effective at the close of business on July 25, 2003, the National Tax-Free Money Market Fund (formerly named the National Tax-Free Institutional Money Market Fund) (the "Acquiring Fund") acquired all of the net assets of the National Tax-Free Money Market Fund (the "Target Fund"). The Target Fund exchanged its 667,850,273 Class A shares (valued at $667,870,144) for 667,850,273 Class A shares of the Acquiring Fund.

      Effective as of the close of business on July 25, 2003, the Prime Investment Money Market Fund acquired all of the net assets of the Prime Investment Institutional Money Market Fund. The Prime Investment Institutional Money Market Fund exchanged its 455,533,672 Institutional Class shares (valued at $455,533,763) for 455,533,672 Institutional Class shares of the Prime Investment Money Market Fund.

      Effective at the close of business on July 25, 2003, the Treasury Plus Money Market Fund (formerly named the Treasury Plus Institutional Money Market
Fund) (the "Acquiring Fund") acquired all of the net assets of the Treasury Plus Money Market Fund (the "Target Fund"). The Target Fund exchanged its 2,352,982,205 Class A shares (valued at $2,352,936,127) for 2,352,982,205 Class
A shares of the Acquiring Fund.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

NOTES TO FINANCIAL STATEMENTS           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      At February 28, 2006, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets of Liabilities:

                                            Undistributed Net     Undistributed Net
Fund                                        Investment Income    Realized Gain/Loss    Paid-in Capital
------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND           $  12,073           $   (12,073)            $ 0
------------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND                  64,100               (64,100)              0
------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                       24,124               (24,124)              0
------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                            241                  (241)              0
------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND                 8,826                (8,826)              0
------------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND                  7,694                (7,694)              0
------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                    16,611               (16,611)              0
------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                    29,045               (29,045)              0

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at February 28, 2006.

      At February 28, 2006, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

Fund                                    Year Expires  Capital Loss Carryforwards
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND       2014              $   51,212
--------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND           2013                 420,331
--------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND          2013                  25,981
                                            2014                   2,111
--------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND             2013                 135,324
--------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND             2013                  37,866
                                            2014                 162,921
--------------------------------------------------------------------------------

      At February 28, 2006, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                           Deferred Post-October
Fund                                                           Capital Loss
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND                            $  25,460
--------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND                                 48,825
--------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND                                     197
--------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                                     58,512

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                   Sub-Advisory Fee
                                                   Advisory Fee                                                     (% of Average
                               Average Daily      (% of Average                                  Average Daily        Daily Net
Fund                            Net Assets      Daily Net Assets)*          Sub-Adviser            Net Assets         Assets)**
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE          First $1 billion         0.300          Wells Capital Management   First $1 billion        0.050
MONEY MARKET FUND             Next $4 billion         0.275                Incorporated          Next $2 billion        0.030
                              Over $5 billion         0.250                                      Next $3 billion        0.020
                                                                                                 Over $6 billion        0.010
---------------------------------------------------------------------------------------------------------------------------------
CASH INVESTMENT                 All Levels            0.100          Wells Capital Management   First $1 billion        0.050
MONEY MARKET FUND                                                          Incorporated          Next $2 billion        0.030
                                                                                                 Next $3 billion        0.020
                                                                                                 Over $6 billion        0.010
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT                      All Levels            0.100          Wells Capital Management   First $1 billion        0.050
MONEY MARKET FUND                                                          Incorporated          Next $2 billion        0.030
                                                                                                 Next $3 billion        0.020
                                                                                                 Over $6 billion        0.010
---------------------------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND      All Levels            0.100***       Wells Capital Management   First $1 billion        0.050
                                                                           Incorporated          Next $2 billion        0.030
                                                                                                 Next $3 billion        0.020
                                                                                                 Over $6 billion        0.010
---------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE               All Levels            0.100          Wells Capital Management   First $1 billion        0.050
MONEY MARKET FUND                                                          Incorporated          Next $2 billion        0.030
                                                                                                 Next $3 billion        0.020
                                                                                                 Over $6 billion        0.010
---------------------------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT                All Levels            0.100          Wells Capital Management   First $1 billion        0.050
MONEY MARKET FUND                                                          Incorporated          Next $2 billion        0.030
                                                                                                 Next $3 billion        0.020
                                                                                                 Over $6 billion        0.010
---------------------------------------------------------------------------------------------------------------------------------
TREASURY PLUS                   All Levels            0.100          Wells Capital Management   First $1 billion        0.050
MONEY MARKET FUND                                                          Incorporated          Next $2 billion        0.030
                                                                                                 Next $3 billion        0.020
                                                                                                 Over $6 billion        0.010
---------------------------------------------------------------------------------------------------------------------------------
100% TREASURY                First $1 billion         0.300          Wells Capital Management   First $1 billion        0.050
MONEY MARKET FUND             Next $4 billion         0.275                Incorporated          Next $2 billion        0.030
                              Over $5 billion         0.250                                      Next $3 billion        0.020
                                                                                                 Over $6 billion        0.010

      * Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at the following annual rates:

                                                        Advisory Fee
                                                        (% of Average
Fund                                                  Daily Net Assets)
-----------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND                       0.300
-----------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND                           0.100

NOTES TO FINANCIAL STATEMENTS           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                  Advisory Fee
                                                                 (% of Average
Fund                                                           Daily Net Assets)
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                                         0.100
--------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND                                  0.100
--------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND                                   0.100
--------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                                      0.100
--------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                                      0.350
--------------------------------------------------------------------------------

      **Effective January 1, 2006. Prior to January 1, 2006, sub-adviser(s) were entitled to be paid a monthly fee at the following rate:

                                                                       Sub-Advisory Fees
                                                      Average Daily      (% of Average
Fund                            Sub-Adviser            Net Assets      Daily Net Assets)
----------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE            Wells Capital        First $1 billion         0.050
MONEY MARKET FUND         Management Incorporated    Over $1 billion         0.040
----------------------------------------------------------------------------------------
CASH INVESTMENT                Wells Capital        First $1 billion         0.050
MONEY MARKET FUND         Management Incorporated    Over $1 billion         0.040
----------------------------------------------------------------------------------------
GOVERNMENT                     Wells Capital        First $1 billion         0.050
MONEY MARKET FUND         Management Incorporated    Over $1 billion         0.040
----------------------------------------------------------------------------------------
HERITAGE                       Wells Capital        First $1 billion         0.050
MONEY MARKET FUND         Management Incorporated    Over $1 billion         0.040
----------------------------------------------------------------------------------------
NATIONAL TAX-FREE              Wells Capital        First $1 billion         0.050
MONEY MARKET FUND         Management Incorporated    Over $1 billion         0.040
----------------------------------------------------------------------------------------
PRIME INVESTMENT               Wells Capital        First $1 billion         0.050
MONEY MARKET FUND         Management Incorporated    Over $1 billion         0.040
----------------------------------------------------------------------------------------
TREASURY PLUS                  Wells Capital        First $1 billion         0.050
MONEY MARKET FUND         Management Incorporated    Over $1 billion         0.040
----------------------------------------------------------------------------------------
100% TREASURY                  Wells Capital        First $1 billion         0.050
MONEY MARKET FUND         Management Incorporated    Over $1 billion         0.040

      *** Effective April 11, 2005. Prior to January 1, 2005, Strong Capital Management, Inc. ("SCM") served as investment adviser to the predecessor Strong Fund and was entitled to receive an annual fee at the following rate; from January 1, 2005, through April 10, 2005, Funds Management served as interim investment adviser to the predecessor Strong Fund and was entitled to receive an annual fee at the following rate:

                                                        Advisory Fees (% of
Fund                                              Average Fund Daily Net Assets)
--------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                                     0.150
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                   Admin Fee
                                              Average Daily      (% of Average
                                               Net Assets      Daily Net Assets)
--------------------------------------------------------------------------------
FUND LEVEL*                                 First $5 billion          0.05
(EXCEPT HERITAGE MONEY MARKET FUND**)        Next $5 billion          0.04
                                            Over $10 billion          0.03
--------------------------------------------------------------------------------
ADMINISTRATOR CLASS                                                   0.10
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                                   0.08
--------------------------------------------------------------------------------
SERVICE CLASS**                                                       0.12

      * Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a fund level administration fee of 0.05% of average daily net assets.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      ** Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rates:

                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
ADVISOR CLASS                                                         0.02
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                                   0.02
--------------------------------------------------------------------------------
INVESTOR CLASS                                                        0.37
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS"). BFDS served as the transfer agent to the predecessor Strong Fund effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds.

      For financial statement presentation, transfer agent fees for the period from November 1, 2004, though April 10, 2005, as shown below, have been combined with administration fees.

                                                         Transfer Agent Fees and
Fund                                                      Other Related Expenses
--------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------
ADVISOR CLASS                                                   $   (250)
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                                4,631
--------------------------------------------------------------------------------
INVESTOR CLASS                                                   129,670

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator of its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                              % of Average Daily
                                                                  Net Assets
--------------------------------------------------------------------------------
ALL MONEY MARKET FUNDS                                               0.02
--------------------------------------------------------------------------------

      Prior to February 14, 2005, State Street served as custodian for each of the predecessor Strong Funds. State Street was entitled to receive certain fees, primarily based on transactions of the Fund.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                      Administrator   Institutional     Service
Fund                                       Class A        Class           Class          Class
-------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND      0.25%           N/A             N/A           0.25%*
-------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND           N/A           0.10%           0.00%          0.25%
-------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND               0.25%          0.10%           0.00%          0.25%
-------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                  N/A           0.10%            N/A            N/A
-------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND        0.25%          0.10%           0.00%          0.25%
-------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND          N/A            N/A            0.00%          0.25%
-------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND            0.25%           N/A            0.00%          0.25%
-------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND            0.25%           N/A             N/A           0.25%*

      *Effective August 2, 2004, Prior to August 2, 2004, these fund classes did not pay a shareholder servicing fee.

NOTES TO FINANCIAL STATEMENTS           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      For the period ended February 28, 2006, shareholder servicing fees paid were as follows:

                                                      Administrator   Institutional     Service
Fund                                      Class A         Class           Class          Class
-------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND   $ 5,296,731           N/A          N/A        $   929,814
-------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND               N/A     $ 753,542         $  0         14,360,877
-------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND              1,958,015       727,729            0         12,069,722
-------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                      N/A        96,984          N/A                N/A
-------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND       1,865,936       568,639            0          2,854,372
-------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND              N/A           N/A            0          5,264,532
-------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND           6,364,995           N/A            0          2,453,520
-------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND             409,965           N/A          N/A          7,447,948

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to February 14, 2005, State Street served as fund accountant for each of the predecessor Strong Funds. Fund accounting fees were paid by the Fund's Administrator, and not by the fund.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended February 28, 2006, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed through June 30, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                             NET OPERATING EXPENSE RATIOS
                                                      Administrator   Institutional     Service
Fund                                                      Class           Class          Class
-------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND                      N/A             N/A           0.45%
-------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND                         0.35%           0.20%          0.50%
-------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                              0.35%           0.20%          0.50%
-------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND*                               0.38%           0.18%           N/A
-------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND                       0.30%           0.20%          0.45%
-------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND                         N/A            0.20%          0.55%
-------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                            N/A            0.20%          0.50%
-------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                            N/A             N/A           0.50%

      * Prior to April 11, 2005, the Strong Funds' adviser and/or administrator could voluntarily waive or absorb certain expenses at their discretion. SISI also allocated to each fund certain charges or credits resulting from transfer agency banking activities based on each Class' level subscription and redemption activity. Transfer Agency Banking Credits allocated by SISI, if any, served to reduce the transfer agency expenses incurred by the fund. From November 1, 2004, through April 10, 2005, the expense offsets that are included in the waived fees and reimbursed expenses amount in the Statements of Operations are as follows:

                                                               Waived Fees and
                                                             Reimbursed Expenses
--------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------
FUND LEVEL                                                        $ 89,377
--------------------------------------------------------------------------------
ADVISOR CLASS                                                          300
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                                 31,023
--------------------------------------------------------------------------------
INVESTOR CLASS                                                     502,152
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the period ended February 28, 2006, was as follows:

                                         Tax-Exempt       Ordinary       Long-Term    Dividends Paid
Fund                                       Income          Income      Capital Gain   on Redemptions       Total
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND   $ 50,732,739   $       1,646   $          0        $ 0         $  50,734,385
--------------------------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND                  0     396,754,552              0          0           396,754,552
--------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                       0     335,710,052              0          0           335,710,052
--------------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                         0       8,220,268              0          0             8,220,268
--------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND       77,632,829           3,030        272,423          0            77,908,282
--------------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND                 0     189,605,025              0          0           189,605,025
--------------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                    0     140,545,535              0          0           140,545,535
--------------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                    0      90,583,394              0          0            90,583,394

      The tax character of distributions paid during the year ended March 31, 2005, was as follows:

                                         Tax-Exempt       Ordinary       Long-Term    Dividends Paid
Fund                                       Income          Income      Capital Gain   on Redemptions       Total
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND   $ 20,703,445   $       5,432   $    227,672        $ 0         $  20,936,549
--------------------------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND                  0     192,735,922              0          0           192,735,922
--------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                       0     133,925,765              0          0           133,925,765
--------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND       25,810,447         139,049        231,259          0            26,180,755
--------------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND                 0      46,484,585              0          0            46,484,589
--------------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                    0      55,985,914              0          0            55,985,914
--------------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                    0      35,029,175              0          0            35,029,175
--------------------------------------------------------------------------------------------------------------------

      The tax character of distributions paid during the year ended October 31, 2005, was as follows:

                                                                      Long-Term    Dividend Paid on
                                                  Ordinary Income   Capital Gain      Redemption           Total
Fund                                                   2005             2005             2005              2005
--------------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                        $  14,094,024          $ 0            $ 0           $   14,094,024
--------------------------------------------------------------------------------------------------------------------

      The tax character of distributions paid during the year ended March 31, 2004, was as follows:

                                         Tax-Exempt       Ordinary       Long-Term    Dividends Paid
Fund                                       Income          Income      Capital Gain   on Redemptions       Total
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND   $ 10,069,204   $           0   $     36,832        $ 0         $  10,106,036
--------------------------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND                  0     120,455,611              0          0           120,455,611
--------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                       0      41,404,914              0          0            41,404,914
--------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND       11,088,187           8,122          2,506          0            11,098,815
--------------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND                 0      15,293,907              0          0            15,293,907
--------------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                    0      30,405,550              0          0            30,405,550
--------------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                    0      15,457,407              0          0            15,457,407
--------------------------------------------------------------------------------------------------------------------

      The tax character of distributions paid during the year ended October 31, 2004, was as follows:

                                                          Ordinary       Long-Term     Dividend Paid
Fund                                                       Income      Capital Gain   on Redemptions       Total
--------------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                             $   6,802,315        $ 0             $ 0        $   6,802,315
--------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      As of February 28, 2006, the components of distributable earnings on a tax basis are shown on the table below:

                                        Undistributed   Undistributed   Undistributed     Unrealized
                                          Tax-Exempt       Ordinary       Long-Term      Appreciation     Capital Loss
Fund                                        Income          Income       Capital Gain   (Depreciation)   Carryforward*      Total
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND   $     533,870   $           0        $ 0              $ 0        $     (76,672)  $   457,198
------------------------------------------------------------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND                   0      18,980,585          0                0             (420,331)   18,560,254
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                        0      24,709,832          0                0                    0    24,709,832
------------------------------------------------------------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                          0         952,169          0                0                    0       952,169
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND         2,501,256               0          0                0              (48,825)    2,452,431
------------------------------------------------------------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND                  0      11,774,463          0                0              (28,289)   11,746,174
------------------------------------------------------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                     0       9,759,347          0                0             (135,324)    9,624,023
------------------------------------------------------------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                     0       9,173,970          0                0             (259,299)    8,914,671

      *This amount includes any post-October loss, which will reverse on the first day of the following fiscal year.

5. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the Strong Fund's investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

                                                REPORT OF INDEPENDENT REGISTERED
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND ADMINISTRATOR, INSTITUTIONAL, AND SERVICE CLASS SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund (collectively the "Funds"), seven of the Funds constituting the Wells Fargo Funds Trust as of February 28, 2006, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. We have also audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Heritage Money Market Fund (the "Fund"), one of the Funds constituting the Wells Fargo Funds Trust as of February 28, 2006, and the related statements of operations, changes in net assets, and financial highlights for the period ended February 28, 2006 and the year ended October 31, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights of the Heritage Money Market Fund for each of the years ended October 31, 2004, and prior, were audited by other auditors whose report dated December 6, 2004 expressed an unqualified opinion on those financial statements and financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2006, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Wells Fargo Funds Trust as of February 28, 2006, the results of their operations, changes in their net assets and their financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ KPMG LLP

Philadelphia, Pennsylvania
April 17, 2006

OTHER INFORMATION (UNAUDITED)           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

      For federal and California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code and under Section 17145 of the California Revenue and Taxation Code:

                                                     % of the distributions paid
Fund                                                  from net investment income
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND                             100
--------------------------------------------------------------------------------

      For federal income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

                                                     % of the distributions paid
Fund                                                  from net investment income
--------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND                              100
--------------------------------------------------------------------------------

      For California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code:

                                                     % of the distributions paid
Fund                                                  from net investment income
--------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                                  100
--------------------------------------------------------------------------------

      Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as long-term capital gain dividends for the year:

Fund                                                   Long-Term Capital Gain
--------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND                          $ 272,423
--------------------------------------------------------------------------------

      Pursuant to Section 871(k)(1)(c) of the Code, the Fund(s) designate(s) the following amount(s) as interest-related dividends:

Fund                                                            Amount
--------------------------------------------------------------------------------
CASH INVESTMENT MONEY MARKET FUND                           $ 396,754,552
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND                                  335,710,052
--------------------------------------------------------------------------------
HERITAGE MONEY MARKET FUND                                      8,220,354
--------------------------------------------------------------------------------
PRIME INVESTMENT MONEY MARKET FUND                            189,605,026
--------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                               140,545,535
--------------------------------------------------------------------------------
100% TREASURY MONEY MARKET FUND                                90,583,394

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 140 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE **     PAST FIVE YEARS                OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987      Chair of Finance, Wake         None
63                                                 Forest University, since
                                                   2006. Benson-Pruitt
                                                   Professorship, Wake Forest
                                                   University, Calloway School
                                                   of Business and Accountancy,
                                                   since 1999.
-----------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998      Chairman, CEO, and Co-         None
63                        (Chairman, since 2005)   Founder of Crystal Geyser
                                                   Water Company, and
                                                   President of Crystal Geyser
                                                   Roxane Water Company.
-----------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987      Retired. Prior thereto,        None
72                                                 President of Richard M.
                                                   Leach Associates (a
                                                   financial consulting firm).
-----------------------------------------------------------------------------------------------------
Olivia S. Mitchell        Trustee, since 2006      Professor of Insurance and     None
53                                                 Risk Management, Wharton
                                                   School, University of
                                                   Pennsylvania. Director of
                                                   the Boettner Center on
                                                   Pensions and Retirement.
                                                   Research Associate and
                                                   Board Member, Penn Aging
                                                   Research Center. Research
                                                   Associate, National Bureau
                                                   of Economic Research.
-----------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996      Senior Counselor to the        None
54                                                 public relations firm of
                                                   Himle-Horner, and Senior
                                                   Fellow at the Humphrey
                                                   Institute, Minneapolis,
                                                   Minnesota (a public policy
                                                   organization).
-----------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996      Principal of the law firm      None
65                                                 of Willeke & Daniels.

OTHER INFORMATION (UNAUDITED)           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

-----------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987      Private Investor/Real          None
61                                                 Estate Developer. Prior
                                                   thereto, Chairman of White
                                                   Point Capital, LLC until
                                                   2005.
-----------------------------------------------------------------------------------------------------

OFFICERS

-----------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE        PAST FIVE YEARS                OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003    Executive Vice President of    None
46                                                 Wells Fargo Bank, N.A. and
                                                   President of Wells Fargo
                                                   Funds Management, LLC.
                                                   Senior Vice President and
                                                   Chief Administrative
                                                   Officer of Wells Fargo
                                                   Funds Management, LLC from
                                                   2001 to 2003.
-----------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000    Vice President and Managing    None
45                                                 Senior Counsel of Wells
                                                   Fargo Bank, N.A. and Senior
                                                   Vice President and
                                                   Secretary of Wells Fargo
                                                   Funds Management, LLC. Vice
                                                   President and Senior
                                                   Counsel of Wells Fargo
                                                   Bank, N.A. from 1996 to
                                                   2003.
-----------------------------------------------------------------------------------------------------
A. Erdem Cimen            Treasurer, since 2006    Vice President of Wells        None
32                                                 Fargo Bank, N.A. and Vice
                                                   President of Financial
                                                   Operations for Wells Fargo
                                                   Funds Management, LLC. Vice
                                                   President and Group Finance
                                                   Officer of Wells Fargo
                                                   Bank, N.A. Auto Finance
                                                   Group from 2004 to 2006.
                                                   Vice President of Portfolio
                                                   Risk Management for Wells
                                                   Fargo Bank, N.A. Auto
                                                   Finance Group in 2004. Vice
                                                   President of Portfolio
                                                   Research and Analysis for
                                                   Wells Fargo Bank, N.A. Auto
                                                   Finance Group from 2001 to
                                                   2004. Director of Small
                                                   Business Services Risk
                                                   Management for American
                                                   Express Travel Related
                                                   Services from 2000 to 2001.
-----------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of February 28, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                   LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depository Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]
WELLS   ADVANTAGE
FARGO   FUNDS

More information about WELLS FARGO     This report and the financial  statements
ADVANTAGE FUNDS(SM) is available       contained  herein are  submitted  for the
free upon request. To obtain           general  information of the  shareholders
literature, please write, e-mail, of WELLS FARGO ADVANTAGE FUNDS. If this visit the Funds' Web site, or call: report is used for promotional purposes,
                                       distribution   of  the  report   must  be
WELLS FARGO ADVANTAGE FUNDS            accompanied  or  preceded  by  a  current
P.O. Box 8266                          prospectus.  For a prospectus  containing
Boston, MA 02266-8266                  more  complete   information,   including
                                       charges and expenses, call 1-800-222-8222
E-mail: wfaf@wellsfargo.com            or   visit   the   Funds'   Web  site  at
Web site:                              www.wellsfargo.com/advantagefunds. Please
www.wellsfargo.com/advantagefunds      consider the investment objective, risks,
Retail Investment Professionals:       charges and  expenses  of the  investment
888-877-9275                           carefully  before  investing.   This  and
Institutional Investment               other   information   about  WELLS  FARGO
Professionals: 866-765-0778            ADVANTAGE  FUNDS  can  be  found  in  the
                                       current  prospectus.  Read the prospectus
                                       carefully   before  you  invest  or  send
                                       money.

                                       Wells  Fargo  Funds  Management,  LLC,  a
                                       wholly owned  subsidiary of Wells Fargo &
                                       Company, provides investment advisory and
                                       administrative  services  for WELLS FARGO
                                       ADVANTAGE  FUNDS.   Other  affiliates  of
                                       Wells  Fargo  &  Company   provide   sub-
                                       advisory  and  other   services  for  the
                                       Funds. The Funds are distributed by WELLS
                                       FARGO  FUNDS  DISTRIBUTOR,   LLC,  Member
                                       NASD/SIPC,  an affiliate of Wells Fargo &
                                       Company.

            ---------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
            ---------------------------------------------------------

--------------------------------------------------------------------------------
(C) 2006 Wells Fargo     www.wellsfargo.com/advantagefunds         RT56114 04-06
Advantage Funds, LLC.                                           AMMI/AR006 02-06
All rights reserved.

                                                               [LOGO]
                                                               WELLS  ADVANTAGE
                                                               FARGO  FUNDS
--------------------------------------------------------------------------------
                                FEBRUARY 28, 2006
--------------------------------------------------------------------------------
                                  ANNUAL REPORT
[PHOTO OMITTED]
--------------------------------------------------------------------------------
                 WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Money Market Overview .....................................................    2
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Liquidity Reserve Money Market Fund ....................................    4
Fund Expenses .............................................................    5
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Liquidity Reserve Money Market Fund ....................................    6
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................    9
   Statements of Operations ...............................................   10
   Statements of Changes in Net Assets ....................................   11
   Financial Highlights ...................................................   12
Notes to Financial Statements .............................................   14
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ...................   17
--------------------------------------------------------------------------------
Other Information (Unaudited) .............................................   18
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   20
--------------------------------------------------------------------------------

              -----------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
              -----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      I am pleased to provide you with this WELLS FARGO ADVANTAGE LIQUIDITY FUND annual report for the period that ended February 28, 2006. This particular annual report covers an 11-month reporting period because the fiscal year-end date for the Fund was changed. In the future, the Fund will have a fiscal year-end date of the last day of February and the semi-annual report will have an ending date of August 31. On the following pages, you will find the manager's money market overview and strategic outlook, as well as information about the holdings in the Fund.

THE ECONOMY
--------------------------------------------------------------------------------
      The U.S. economy continued to show signs of strength as steady long-term interest rates helped offset the impact of rising oil prices and further credit tightening by the Federal Reserve (the Fed). The real Gross Domestic Product
(GDP), the most comprehensive measure of economic activity, grew at an annual rate of 3.5% for 2005. That figure included the modest 1.6% GDP growth rate for the fourth quarter of 2005.

HIGHER INTEREST RATES
--------------------------------------------------------------------------------
      Money market rates continued to rise in 2005 as the Fed increased the target Federal funds rate by 0.25% at each of the Federal Open Market Committee meetings since June 2004. Consequently, the Federal funds rate has inched upward from a low of 1% to 4.50% by the end of February 2006.

LOOKING AHEAD
--------------------------------------------------------------------------------
      The Fed's monetary policy has become less predictable in 2006. In its latest policy statement, the Fed indicated that if the Federal funds rate were increased further, it would be in response to economic data rather than a continuation of the policy it established in 2004. The unpredictability of interest rates is another reason why we believe that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers--our subadvisers--chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent, long-term results offers our investors a firmer footing to navigate changing market conditions and move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS (SM). We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                           MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the 11 months that ended February 28, 2006.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      The Federal Open Market Committee (FOMC) raised the target Federal funds rate by 0.25% at each regularly scheduled meeting during the 11-month reporting period. This took the target rate from 2.75% on March 31, 2005, to 4.5% on February 28, 2006. Although the FOMC made great strides toward being more transparent in its decision-making process, doubts continued in the marketplace regarding the pace and duration of interest rate increases. In particular, it was questionable whether the FOMC would pursue its course toward higher rates at its September 20, 2005, meeting in the wake of Hurricane Katrina. Some market participants thought the hurricane would have a negative impact on economic growth and that the FOMC would be forced to leave rates unchanged, at least for a short time. This potential pause in rising interest rates caused a brief but sharp rally in the markets and dropped yields on the one-year London Interbank Offered Rate (LIBOR) from 4.31% on August 30, 2005, to 3.95% on September 2, 2005. But at its September 20 meeting, the FOMC acknowledged the tragedy of the hurricane and stated that the "dislocation of economic activity and boost to energy prices" resulting from the hurricane did not pose a "persistent threat"; then the FOMC raised rates by another 0.25%.

      The slope of the money market yield curve was volatile over the 11-month reporting period but generally moved to a flatter position. The spread between the one-month and one-year LIBOR was as wide as 0.98% on March 31, 2005, and as narrow as 0.28% on September 2, 2005. One-month rates moved consistently and steadily higher throughout the period. The volatility in the yield curve was caused by the inconsistent pace of increases in yields on the longer end of the money market yield curve. One-year rates began the period by moving lower, from 3.85% on March 31, 2005, to a low of 3.60% by mid-April 2005, before an erratic rise to 4.31% on August 30, 2005. From there, the market rallied sharply in the post-Katrina confusion to 3.95% on September 2, 2005, before resuming a fairly steady climb to 5.15% by February 28, 2006.

      The amount of commercial paper (CP) outstanding continued to increase throughout the period. Total CP increased from $1.44 trillion on March 31, 2005, to $1.70 trillion on February 28, 2006. This increased supply led to more attractive yields on CP relative to other money market alternatives, especially U.S. Government and Treasury securities.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Yield spreads between LIBOR and U.S. Government agency securities remained wide during the period. The wider spreads resulted from a reduced supply of federal agency obligations available on the market. In addition, new borrowing saw significant declines caused by the impact of higher interest rates on mortgage refinancing and by new regulatory requirements that forced the largest government agencies to improve their capital ratios. If these two trends continue, yields on agency obligations may remain well below those of prime money market securities.

      For the most part, the government agency yield curve flattened during the period. The spread between one-month and one-year agencies was as wide as 1.01% on March 31, 2005, before narrowing to 0.37% in September 2005. The effects of Hurricane Katrina and the growing consensus that the FOMC may not raise interest rates at its September meeting were the main drivers of the curve flattening. However, after the FOMC confirmed its continued path of raising interest rates, the agency curve widened to 0.57% on February 28, 2006, but still remained significantly flatter than at the beginning of the period.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      The trend in the direction of yields on short-term U.S. Treasury securities has defied the overall direction of general interest rates. While most money market yields have risen consistently, the yield on the U.S. Treasury bill has been more volatile. After slowly rising from 2.80% at the end of March 2005 to 3.50% in early August, the yield on a three-month U.S. Treasury bill traded in a narrow range during September, mostly between 3.45% and 3.55%. Several factors contributed to this narrow trading range, including demand from overseas investors and uncertainty as to whether the FOMC would raise interest rates at its September 20, 2005, meeting in the wake of Hurricane Katrina.

      After it was confirmed in September that the FOMC would continue to increase interest rates, yields on U.S. Treasury bills moved precipitously higher in October. The yield as of October 31, 2005, was 3.88%, a one-month increase of 0.34%. However, seasonal factors began to take hold in early November, causing the yield once again to trade in a narrow range through the remainder of 2005, mostly between 3.95% and 4.05%.

      Beginning in January 2006, the yield on U.S. Treasury bills began a more consistent move upward in line with the rest of the market. A seasonal increase in supply along with an additional interest rate increase by the FOMC contributed to the rise in yields. The spread between the three-month U.S. Treasury bill and LIBOR narrowed from a high of 0.61% in mid-December to 0.20% by the end of February 2006.

MONEY MARKET OVERVIEW

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      Short-term tax-exempt rates were highly volatile during the period. Selling around the April 15, 2005, tax day reduced demand for Variable Rate Demand Notes (VRDNs), and rates rose. By June 2005, municipal rates declined as investors returned to the market. They stayed low throughout the summer even while the FOMC continued raising the Federal funds target rate. Municipal rates increased in September as the corporate tax day greatly lowered demand. Volatility increased as more investors switched between tax-exempt and taxable securities and the market struggled to find an equilibrium that would balance supply and demand. Rates spiked again in December as the demand for municipals waned at year-end. As interest payments and matured securities were reinvested in early January 2006, rates again fell dramatically, as much as 60 basis points on VRDNs.

      There has been a more gradual increase in VRDN levels than in the target Federal funds rate. The general levels for VRDNs moved from 2.12% at the beginning of the reporting period to 3.18% on February 28, 2006.

      Most of the money market-eligible California fixed-rate notes are offered in June. In June 2005, offerings were greatly reduced from the previous year and initially led to lower yields. Further, many municipal market participants also believed that the FOMC would be slowing the pace of rate increases. Gradually, it became clear that the FOMC would not be stopping the rate increases anytime soon, and rates moved higher.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      We continue to manage the Fund to be highly sensitive to changes in money market rates. Our approach includes using shorter-term investments as well as floating- or variable-rate securities. This strategy has allowed the portfolio yields to adjust quickly in line with rising money market rates. We will continue to manage the Fund to take advantage of current rate trends, which we believe will continue to move higher.

      AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
The views expressed are as of February 28, 2006, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   David D. Sylvester                      07/31/2002

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                                  6 Months*   11 Months*   1-Year   Life of Fund
----------------------------------------------------------------------------------------------------------------
   Liquidity Reserve Money Market Fund (Incept. Date 07/31/2002)    1.67         2.61       2.76        1.12
----------------------------------------------------------------------------------------------------------------
   Benchmark
----------------------------------------------------------------------------------------------------------------
      iMoneyNet First Tier Retail Money Fund Average 2              1.62         2.60       2.75        1.27
----------------------------------------------------------------------------------------------------------------

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

   FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

   THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2006)
----------------------------------------------------------------
   7-Day Current Yield                                     3.82%
----------------------------------------------------------------
   7-Day Compound Yield                                    3.89%
----------------------------------------------------------------
   30-Day Simple Yield                                     3.77%
----------------------------------------------------------------
   30-Day Compound Yield                                   3.84%

FUND CHARACTERISTICS 3 (AS OF FEBRUARY 28, 2006)
----------------------------------------------------------------
   Weighted Average Maturity                             30 days
----------------------------------------------------------------

PORTFOLIO COMPOSITION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Floating/Variable Rate Bonds        (21)%
Repurchase Agreements               (31)%
Time Deposits                       (12)%
Commercial Page                     (29)%
Certificates of Deposit              (4)%
FHLB                                 (1)%
Corporate Bonds                      (2)%

MATURITY DISTRIBUTION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                           (41)%
2-14 Days                           (17)%
15-29 Days                          (12)%
30-59 Days                          (11)%
60-89 Days                          (12)%
90-179 Days                          (4)%
180-269 Days                         (2)%
270+Days                             (1)%

--------------------------------------------------------------------------------
1 The Fund's adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.29%.

2 The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper. You cannot invest directly in an Average.

3 Fund characteristics, portfolio composition and maturity distribution are subject to change.

FUND EXPENSES (UNAUDITED)

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

   As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

   The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006).

ACTUAL EXPENSES

   The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning     Ending
                                                Account     Account       Expenses    Net Annual
                                                 Value       Value      Paid During     Expense
                                              09/01/2005   02/28/2006     Period*        Ratio
   Liquidity Reserve Money Market Fund
------------------------------------------------------------------------------------------------
   Actual                                     $ 1,000.00   $ 1,016.70      $ 4.20        0.84%
------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)   $ 1,000.00   $ 1,020.63      $ 4.21        0.84%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                  PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING - 0.63%
$    15,000,000    FHLB                                                                  4.00%        08/18/2006    $    15,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $15,000,000)                                                                 15,000,000
                                                                                                                    ---------------

ASSET-BACKED SECURITIES - 0.32%
        189,729    AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-CF               3.84         09/06/2006            189,729
      4,850,532    HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                      4.22         11/15/2006          4,850,532
      2,655,791    USAA AUTO OWNER TRUST SERIES 2005-3                                   4.17         11/09/2006          2,655,791

TOTAL ASSET-BACKED SECURITIES (COST $7,696,052)                                                                           7,696,052
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT - 2.91%
     15,000,000    BANCO BILBAO VIZCAYA ARGENTARIA                                       4.50         04/06/2006         15,000,074
     10,000,000    BARCLAYS BANK PLC                                                     4.14         09/20/2006         10,000,000
     17,000,000    BNP PARIBAS LONDON                                                    4.92         11/07/2006         17,000,000
     15,000,000    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                        4.18         09/22/2006         15,000,000
     12,000,000    ROYAL BANK OF SCOTLAND NEW YORK                                       3.83         03/06/2006         11,999,884

TOTAL CERTIFICATES OF DEPOSIT (COST $68,999,958)                                                                         68,999,958
                                                                                                                    ---------------

COMMERCIAL PAPER - 29.65%
     45,000,000    ALLIANCE & LEICESTER PLC^                                             4.07         03/23/2006         44,888,075
     10,000,000    AMSTEL FUNDING CORPORATION^                                           4.44         05/26/2006          9,893,933
     11,795,000    ATOMIUM FUNDING LLC^++                                                4.67         05/17/2006         11,677,184
     40,000,000    CAFCO LLC^++                                                          4.54         04/05/2006         39,823,444
     20,000,000    CAIRN HIGH GRADE I LLC^++                                             4.50         03/08/2006         19,982,500
     25,000,000    CEDAR SPRINGS CAPITAL COMPANY LLC^                                    4.49         04/11/2006         24,872,160
     20,000,000    CEDAR SPRINGS CAPITAL COMPANY LLC^++                                  4.60         04/19/2006         19,874,778
     48,500,000    CRC FUNDING LLC^++                                                    4.46         04/11/2006         48,253,647
     15,000,000    CULLINAN FINANCE CORPORATION^++                                       4.52         05/23/2006         14,843,683
     35,000,000    DAIMLERCHRYSLER REVOLVING AUTO CONDUIT LLC SERIES I^                  4.58         05/01/2006         34,728,381
     30,000,000    DEER VALLEY FUNDING LLC^++                                            4.45         04/12/2006         29,844,250
     20,000,000    FCAR OWNER TRUST SERIES I^                                            4.53         06/07/2006         19,753,367
     25,000,000    GOVCO INCORPORATED^++                                                 4.72         05/26/2006         24,718,111
     15,000,000    GRAMPIAN FUNDING LLC^++                                               4.10         03/29/2006         14,952,167
     45,000,000    GRAMPIAN FUNDING LLC^++                                               4.44         04/05/2006         44,805,750
     10,000,000    GRAMPIAN FUNDING LLC^++                                               4.72         05/31/2006          9,880,689
     20,000,000    HARRIER FINANCE FUNDING US LLC^++                                     4.46         05/04/2006         19,841,422
     44,867,000    HARRIER FINANCE FUNDING US LLC^++                                     4.47         05/04/2006         44,510,457
     25,000,000    IXIS COMMERCIAL PAPER INCORPORATED^                                   4.43         04/19/2006         24,849,257
     21,172,000    KLIO II FUNDING CORPORATION^++                                        4.42         03/15/2006         21,135,608
     35,000,000    KLIO II FUNDING CORPORATION^++                                        4.43         03/15/2006         34,939,703
     26,000,000    MORGAN STANLEY                                                        4.62         07/11/2006         26,000,000
     40,000,000    MORTGAGE INTEREST NETWORKING TRUST SERIES PLUS^                       4.46         05/05/2006         39,677,889
     45,000,000    NEWPORT FUNDING CORPORATION^++                                        4.72         05/26/2006         44,492,600
     15,000,000    SWEDBANK^                                                             4.42         05/31/2006         14,832,408
     20,000,000    SWISS RE FINANCIAL PRODUCTS^++                                        4.69         06/13/2006         19,729,022

TOTAL COMMERCIAL PAPER (COST $702,800,485)                                                                              702,800,485
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CORPORATE BONDS & NOTES - 0.68%
$     9,000,000    LASALLE NATIONAL BANK+/-                                              4.24%        07/26/2006    $     9,004,819
      7,000,000    MCDONALD'S CORPORATION+++/-                                           4.49         03/07/2006          7,001,076

TOTAL CORPORATE BONDS & NOTES (COST $16,005,895)                                                                         16,005,895
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES - 0.42%
     10,000,000    NEW MEXICO INCORPORATED HOUSING AUTHORITY REGION III LEASE
                   PURCHASE PROGRAM SERIES A (HOUSING REVENUE, SOCIETE GENERALE
                   LOC)+/-~                                                              4.65         06/01/2008         10,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $10,000,000)                                                                         10,000,000
                                                                                                                    ---------------

EXTENDABLE BONDS - 7.91%
     10,000,000    3M COMPANY++                                                          5.65         12/12/2006         10,065,106
     10,000,000    AMERICAN GENERAL FINANCE+++/-                                         4.60         03/15/2007         10,000,399
     20,500,000    BANK OF IRELAND+++/-                                                  4.54         03/20/2007         20,500,000
     20,000,000    GENERAL ELECTRIC CAPITAL CORPORATION+/-                               4.67         03/09/2007         20,000,000
     14,000,000    IRISH LIFE & PERMANENT+++/-                                           4.57         03/22/2007         14,000,000
     17,000,000    ISLANDS BANK+++/-                                                     4.62         03/22/2007         17,000,000
     11,000,000    KAUPTHING BANK HF SERIES MTN+/-                                       4.63         03/20/2007         11,000,000
     12,000,000    MERCK & COMPANY INCORPORATED+++/-                                     4.52         02/22/2007         11,939,385
     15,000,000    MORGAN STANLEY+/-                                                     4.62         03/02/2007         14,999,946
     21,000,000    NORDEA BANK AB+++/-                                                   4.55         03/09/2007         21,000,000
     19,000,000    NORTHERN ROCK PLC+++/-                                                4.50         01/09/2007         19,002,639
     15,000,000    NORTHERN ROCK PLC+++/-                                                4.68         02/02/2007         15,000,000
      3,000,000    PREMIUM ASSET TRUST+++/-                                              4.58         03/15/2007          3,000,000

TOTAL EXTENDABLE BONDS (COST $187,507,475)                                                                              187,507,475
                                                                                                                    ---------------

MEDIUM TERM NOTES - 10.35%
     20,000,000    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                     4.55         12/11/2006         19,998,447
     29,400,000    BANK OF AMERICA SECURITIES+/-~                                        4.63         09/09/2099         29,400,000
      7,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                                4.73         08/28/2006          7,000,000
     27,900,000    BEAR STEARNS COMPANIES INCORPORATED+/-~                               4.68         09/09/2099         27,900,000
     43,000,000    BNP PARIBAS NEW YORK BRANCH SERIES YCD+/-                             4.51         06/19/2006         42,997,098
     40,000,000    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                    4.74         05/19/2006         40,000,000
     35,000,000    CULLINAN FINANCE CORPORATION SERIES MTN+++/-                          4.53         12/20/2006         34,994,085
     13,000,000    LIQUID FUNDING LIMITED+++/-                                           4.59         09/29/2006         13,000,000
     10,000,000    NATIONWIDE BUILDING SOCIETY+++/-                                      4.60         01/05/2007         10,000,000
     20,000,000    WHITE PINE FINANCE LLC SERIES MTN+++/-                                4.53         04/12/2006         19,999,733

TOTAL MEDIUM TERM NOTES (COST $245,289,363)                                                                             245,289,363
                                                                                                                    ---------------

PROMISSORY NOTES - 3.29%
     62,900,000    CITIGROUP GLOBAL+/-~                                                  4.63         09/09/2099         62,900,000
     15,000,000    GOLDMAN SACHS GROUP INCORPORATED+++/-                                 4.48         01/26/2007         15,000,000

TOTAL PROMISSORY NOTES (COST $77,900,000)                                                                                77,900,000
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                   PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
TIME DEPOSITS - 12.28%
$    15,000,000    CREDIT SUISSE FIRST BOSTON GRAND CAYMAN                               4.52%        03/02/2006    $    15,000,000
     60,000,000    DEXIA BANK SA BRUSSELS                                                4.53         03/07/2006         60,000,000
     61,000,000    FORTIS BANK GRAND CAYMAN                                              4.52         03/06/2006         61,000,000
     30,000,000    KBC BANK NV BRUSSELS                                                  4.53         03/01/2006         30,000,000
     58,000,000    RABOBANK LONDON                                                       4.52         03/01/2006         58,000,000
     29,000,000    SOCIETE GENERALE CANADA                                               4.52         03/02/2006         29,000,000
     38,000,000    SOCIETE GENERALE CAYMAN                                               4.56         03/01/2006         38,000,000

TOTAL TIME DEPOSITS (COST $291,000,000)                                                                                 291,000,000
                                                                                                                    ---------------

REPURCHASE AGREEMENTS - 31.48%
    285,178,849    BANC AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $285,215,051)                              4.57         03/01/2006        285,178,849
    140,000,000    BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $140,017,772)                   4.57         03/01/2006        140,000,000
     69,000,000    DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $69,008,778)                               4.58         03/01/2006         69,000,000
     55,000,000    GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $55,007,013)                    4.59         03/01/2006         55,000,000
     57,000,000    GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT  SECURITIES (MATURITY VALUE $57,021,375)                   4.50         03/03/2006         57,000,000
    140,000,000    MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $140,017,772)                              4.57         03/01/2006        140,000,000

TOTAL REPURCHASE AGREEMENTS (COST $746,178,849)                                                                         746,178,849
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,368,378,077)*                        99.92%                                                                $ 2,368,378,077

OTHER ASSETS AND LIABILITIES, NET              0.08                                                                       1,929,315
                                             ------                                                                 ---------------

TOTAL NET ASSETS                             100.00%                                                                $ 2,370,307,392
                                             ======                                                                 ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

~ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 28, 2006

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..........................................               $       1,622,199,228
   REPURCHASE AGREEMENTS ...................................................                         746,178,849
                                                                                           ---------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .........................                       2,368,378,077
                                                                                           ---------------------
   CASH ....................................................................                              50,000
   RECEIVABLES FOR INTEREST ................................................                           3,114,390
                                                                                           ---------------------
TOTAL ASSETS ...............................................................                       2,371,542,467
                                                                                           ---------------------

LIABILITIES
   DIVIDENDS PAYABLE .......................................................                                   5
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...................                             655,742
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .................                             452,581
   ACCRUED EXPENSES AND OTHER LIABILITIES ..................................                             126,747
                                                                                           ---------------------
TOTAL LIABILITIES ..........................................................                           1,235,075
                                                                                           ---------------------
TOTAL NET ASSETS ...........................................................               $       2,370,307,392
                                                                                           =====================

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------

   PAID-IN CAPITAL .........................................................               $       2,370,332,522
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)  .............................                               2,086
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................                             (27,216)
                                                                                           ---------------------
TOTAL NET ASSETS ...........................................................               $       2,370,307,392
                                                                                           ---------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
----------------------------------------------------------------------------------------------------------------

   NET ASSETS ..............................................................               $       2,370,307,392
   SHARES OUTSTANDING ......................................................                       2,370,332,523
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ............................               $                1.00
                                                                                           ---------------------
INVESTMENTS AT COST ........................................................               $       2,368,378,077
                                                                                           =====================

(1) THE FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                     STATEMENTS OF OPERATIONS --
                                          FOR THE PERIOD ENDED FEBRUARY 28, 2006
--------------------------------------------------------------------------------

                                                                                             FOR THE          FOR THE
                                                                                        PERIOD ENDED       YEAR ENDED
                                                                                   FEBRUARY 28, 2006   MARCH 31, 2005
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ....................................................................   $      71,616,563   $   33,704,042
                                                                                   -----------------   --------------
TOTAL INVESTMENT INCOME ........................................................          71,616,563       33,704,042
                                                                                   -----------------   --------------

EXPENSES
   ADVISORY FEES ...............................................................           5,554,682        5,731,404
   ADMINISTRATION FEES .........................................................           5,229,080        5,021,576
   CUSTODY FEES ................................................................             387,339          371,969
   SHAREHOLDER SERVICING FEES ..................................................           4,841,741        4,649,607
   ACCOUNTING FEES .............................................................             109,864          126,009
   DISTRIBUTION FEES (NOTE 3) ..................................................           1,669,362        4,649,607
   PROFESSIONAL FEES ...........................................................              52,888           31,366
   REGISTRATION FEES ...........................................................              24,142           19,998
   SHAREHOLDER REPORTS .........................................................             393,647          274,998
   TRUSTEES' FEES ..............................................................               7,265            7,092
   OTHER FEES AND EXPENSES .....................................................             135,030           32,329
                                                                                   -----------------   --------------
TOTAL EXPENSES .................................................................          18,405,040       20,915,955
                                                                                   -----------------   --------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ................................          (2,083,490)      (2,314,881)
   NET EXPENSES ................................................................          16,321,550       18,601,074
                                                                                   -----------------   --------------
NET INVESTMENT INCOME (LOSS) ...................................................          55,295,013       15,102,968
                                                                                   -----------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............               6,287          (29,896)
                                                                                   -----------------   --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......................................               6,287          (29,896)
                                                                                   -----------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........................               6,287          (29,896)
                                                                                   -----------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................   $      55,301,300   $   15,073,072
                                                                                   =================   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                    FOR THE           FOR THE           FOR THE
                                                                               PERIOD ENDED        YEAR ENDED        YEAR ENDED
                                                                          FEBRUARY 28, 2006    MARCH 31, 2005    MARCH 31, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

   BEGINNING NET ASSETS ...............................................   $   1,955,506,015   $ 1,734,451,320   $ 1,054,549,239

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................          55,295,013        15,102,968         2,088,575
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................               6,287           (29,896)           (1,521)
                                                                          -----------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......          55,301,300        15,073,072         2,087,054
                                                                          -----------------   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..............................................         (55,295,013)      (15,102,968)       (2,111,622)
                                                                          -----------------   ---------------   ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................         (55,295,013)      (15,102,968)       (2,111,622)
                                                                          -----------------   ---------------   ---------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..........................................       1,589,162,639     1,042,114,051     1,636,687,509
   REINVESTMENT OF DISTRIBUTIONS ......................................          55,294,933        15,102,759         2,418,153
   COST OF SHARES REDEEMED ............................................      (1,229,662,482)     (836,132,219)     (959,179,013)
                                                                          -----------------   ---------------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................         414,795,090       221,084,591       679,926,649
                                                                          -----------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS .................................         414,801,377       221,054,695       679,902,081
                                                                          =================   ===============   ===============
ENDING NET ASSETS .....................................................   $   2,370,307,392   $ 1,955,506,015   $ 1,734,451,320
                                                                          =================   ===============   ===============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ........................................................       1,589,162,639     1,042,114,051     1,636,687,506
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS  ....................          55,294,933        15,102,759         2,418,153
   SHARES REDEEMED ....................................................      (1,229,662,482)     (836,132,219)     (959,179,013)
                                                                          -----------------   ---------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .........................................         414,795,090       221,084,591   $   679,926,646
                                                                          -----------------   ---------------   ---------------
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME ..................................................   $           2,086   $             0   $             0
                                                                          =================   ===============   ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    NET REALIZED
                                           BEGINNING          NET            AND   DISTRIBUTIONS
                                           NET ASSET   INVESTMENT     UNREALIZED        FROM NET
                                           VALUE PER       INCOME        GAIN ON      INVESTMENT
                                               SHARE       (LOSS)    INVESTMENTS          INCOME
------------------------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND
------------------------------------------------------------------------------------------------
APRIL 1, 2005 TO FEBRUARY 28, 2006(4) ..       $1.00         0.03          0.00           (0.03)
APRIL 1, 2004 TO MARCH 31, 2005 ........       $1.00         0.01          0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ........       $1.00         0.00          0.00            0.00
JULY 31, 2002(3) TO MARCH 31, 2003 .....       $1.00         0.00          0.00            0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   COMMENCEMENT OF OPERATIONS.

(4)   THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

                             DISTRIBUTIONS     ENDING   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                  FROM NET  NET ASSET  --------------------------------------------               NET ASSETS AT
                                  REALIZED  VALUE PER  NET INVESTMENT     GROSS  EXPENSES       NET      TOTAL    END OF PERIOD
                                     GAINS      SHARE   INCOME (LOSS)  EXPENSES    WAIVED  EXPENSES  RETURN(2)  (000'S OMITTED)
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2005 TO
  FEBRUARY 28, 2006(4) ...            0.00      $1.00           2.86%     0.95%   (0.11)%     0.84%      2.61%       $2,370,307
APRIL 1, 2004 TO
  MARCH 31, 2005 .........            0.00      $1.00           0.81%     1.12%   (0.12)%     1.00%      0.80%       $1,955,506
APRIL 1, 2003 TO
   MARCH 31, 2004 ........            0.00      $1.00           0.16%     1.19%   (0.19)%     1.00%      0.17%       $1,734,451
JULY 31, 2002(3) TO
   MARCH 31, 2003 ........            0.00      $1.00           0.64%     1.07%   (0.15)%     0.92%      0.46%       $1,054,549

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------
      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and at February 28, 2006, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Liquidity Reserve Money Market Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At February 28, 2006, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

                                 Undistributed  Undistributed
                                Net Investment   Net Realized
Fund                                Income        Gain/Loss    Paid-in Capital
--------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET      $2,086         $(2,086)         $0
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at February 28, 2006.

      At February 28, 2006, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

  Fund                                 Year Expires  Capital Loss Carryforwards
--------------------------------------------------------------------------------
  LIQUIDITY RESERVE MONEY MARKET FUND      2013                $22,636
                                           2014                  4,580
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                     Sub-Advisory
                                                            Advisory Fee                                              Fee (% of
                                       Average Daily        (% of Average                        Average Daily      Average Daily
    Fund                                 Net Assets       Daily Net Assets)    Sub-Adviser         Net Assets        Net Assets)*
---------------------------------------------------------------------------------------------------------------------------------
    LIQUIDITY RESERVE                  First $1 billion         0.300         Wells Capital      First $1 billion       0.050
    MONEY MARKET FUND                   Next $4 billion         0.275           Management        Next $2 billion       0.030
                                        Over $5 billion         0.250          Incorporated       Next $3 billion       0.020
                                                                                                  Over $6 billion       0.010
---------------------------------------------------------------------------------------------------------------------------------

* Effective January 1, 2006. Prior to January 1, 2006 Sub-Adviser was entitled to be paid a monthly fee at the following rate:

                                                                      Sub-Advisory
                                                                       Fees (% of
                                                    Average Daily     Average Daily
    Fund                    Sub-Adviser              Net Assets       Net Assets)*
-----------------------------------------------------------------------------------
    LIQUIDITY RESERVE        Wells Capital        First $1 billion       0.050
    MONEY MARKET FUND   Management Incorporated    Over $1 billion       0.040
-----------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                         % of Average
    Fund                                    Average Daily Net Assets   Daily Net Assets
---------------------------------------------------------------------------------------
    LIQUIDITY RESERVE MONEY MARKET FUND         First $5 billion            0.27
                                                 Next $5 billion            0.26
                                                Over $10 billion            0.25
---------------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rate:

                                              % of Average Fund
    Fund                                       Daily Net Assets
---------------------------------------------------------------
    LIQUIDITY RESERVE MONEY MARKET FUND              0.02
---------------------------------------------------------------

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby the Fund is charged the following annual fees:

                                            % of Average
    Fund                                   Daily Net Assets
-----------------------------------------------------------
    LIQUIDITY RESERVE MONEY MARKET FUND          0.25
-----------------------------------------------------------

      For the period ended February 28, 2006, shareholder servicing fees paid by the Fund are disclosed on the Statements of Operations.

DISTRIBUTION FEES

      Effective August 1, 2005, the Fund is not subject to distribution fees. Prior to August 1, 2005, the Trust had adopted a Distribution Plan (the "Plan") for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees were charged to Investor Class shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.25% of average daily net assets. Prior to April 11, 2005, Stephens Inc. ("Stephens") served as distributor for the Fund and received an annual fee of up to 0.25% of average daily net assets from the Fund.

      For the period ended February 28, 2006, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended February 28, 2006, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custodian and shareholder servicing fees, if any. Funds Management has committed through June 30, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                             Net Operating
    Fund                                     Expense Ratio
----------------------------------------------------------
    LIQUIDITY RESERVE MONEY MARKET FUND         0.76%*
----------------------------------------------------------

* Effective August 1, 2005. Prior to August 1, 2005, the net operating expense ratio was 1.00%.

4. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the period ended February 28, 2006, the year ended March 31, 2005, and the year ended March 31, 2004 was as follows:

                                                        Ordinary Income
                                                        ---------------
    Fund                                      2006            2005           2004
------------------------------------------------------------------------------------
    LIQUIDITY RESERVE MONEY MARKET FUND   $55,295,013      $15,102,968    $2,111,622
------------------------------------------------------------------------------------

      As of February 28, 2006, the components of distributable earnings on a tax basis are shown on the table below.

                                          Undistributed   Undistributed     Unrealized
                                            Ordinary        Long-Term      Appreciation     Capital Loss
    Fund                                     Income            Gain       (Depreciation)   Carryforward *     Total
---------------------------------------------------------------------------------------------------------------------
    LIQUIDITY RESERVE MONEY MARKET FUND       $2,091           $0               $0            $(27,216)     $(25,125)
---------------------------------------------------------------------------------------------------------------------

* THIS AMOUNT INCLUDES ANY POST-OCTOBER LOSS, WHICH WILL REVERSE ON THE FIRST DAY OF THE FOLLOWING FISCAL YEAR.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Liquidity Reserve Money Market Fund (the "Fund"), one of the Funds constituting the Wells Fargo Funds Trust, as of February 28, 2006, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2006, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquidity Reserve Money Market Fund of Wells Fargo Funds Trust as of February 28, 2006, the results of its operations, changes in its net assets, and its financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                                            [LOGO] KPMG LLP

Philadelphia, Pennsylvania
April 17, 2006

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

      Pursuant to Section 871(k)(1)(c) of the Code, the Fund designates the following amount as interest-related dividends:

    Fund
--------------------------------------------------------------------------------
    LIQUIDITY RESERVE MONEY MARKET FUND                           $  55,295,013
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 140 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE **     PAST FIVE YEARS                OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987      Chair of Finance, Wake         None
63                                                 Forest University, since
                                                   2006. Benson-Pruitt
                                                   Professorship, Wake Forest
                                                   University, Calloway School
                                                   of Business and Accountancy,
                                                   since 1999.
-----------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998      Chairman, CEO, and Co-         None
63                        (Chairman, since 2005)   Founder of Crystal Geyser
                                                   Water Company, and President
                                                   of Crystal Geyser Roxane
                                                   Water Company.
-----------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987      Retired. Prior thereto,        None
72                                                 President of Richard M.
                                                   Leach Associates (a
                                                   financial consulting firm).
-----------------------------------------------------------------------------------------------------
Olivia S. Mitchell        Trustee, since 2006      Professor of Insurance and     None
53                                                 Risk Management, Wharton
                                                   School, University of
                                                   Pennsylvania. Director of
                                                   the Boettner Center on
                                                   Pensions and Retirement.
                                                   Research Associate and Board
                                                   Member, Penn Aging Research
                                                   Center. Research Associate,
                                                   National Bureau of Economic
                                                   Research.

OTHER INFORMATION (UNAUDITED)

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

-----------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996      Senior Counselor to the        None
54                                                 public relations firm of
                                                   Himle-Horner, and Senior
                                                   Fellow at the Humphrey
                                                   Institute, Minneapolis,
                                                   Minnesota (a public policy
                                                   organization).
-----------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996      Principal of the law firm of   None
65                                                 Willeke & Daniels.
-----------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

-----------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987      Private Investor/Real Estate   None
61                                                 Developer. Prior thereto,
                                                   Chairman of White Point
                                                   Capital, LLC until 2005.
-----------------------------------------------------------------------------------------------------

OFFICERS

-----------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE        PAST FIVE YEARS                OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003    Executive Vice President of    None
46                                                 Wells Fargo Bank, N.A. and
                                                   President of Wells Fargo
                                                   Funds Management, LLC.
                                                   Senior Vice President and
                                                   Chief Administrative Officer
                                                   of Wells Fargo Funds
                                                   Management, LLC from 2001 to
                                                   2003.
-----------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000    Vice President and Managing    None
45                                                 Senior Counsel of Wells
                                                   Fargo Bank, N.A. and Senior
                                                   Vice President and Secretary
                                                   of Wells Fargo Funds
                                                   Management, LLC. Vice
                                                   President and Senior Counsel
                                                   of Wells Fargo Bank, N.A.
                                                   from 1996 to 2003.
-----------------------------------------------------------------------------------------------------
A. Erdem Cimen            Treasurer, since 2006    Vice President of Wells Fargo  None
32                                                 Bank, N.A. and Vice
                                                   President of Financial
                                                   Operations for Wells Fargo
                                                   Funds Management, LLC. Vice
                                                   President and Group Finance
                                                   Officer of Wells Fargo Bank,
                                                   N.A. Auto Finance Group from
                                                   2004 to 2006. Vice President
                                                   of Portfolio Risk Management
                                                   for Wells Fargo Bank, N.A.
                                                   Auto Finance Group in 2004.
                                                   Vice President of Portfolio
                                                   Research and Analysis for
                                                   Wells Fargo Bank, N.A. Auto
                                                   Finance Group from 2001 to
                                                   2004. Director of Small
                                                   Business Services Risk
                                                   Management for American
                                                   Express Travel Related
                                                   Services from 2000 to 2001.
-----------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of February 28, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND  LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipt
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depository Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO     This report and the financial statements
ADVANTAGE FUNDS (SM) is available      contained herein are submitted for the
free upon request. To obtain           general information of the shareholders
literature, please write, e-mail,      of WELLS FARGO ADVANTAGE FUNDS. If this
visit the Funds' Web site,             report is used for promotional purposes,
or call:                               distribution of the report must be
                                       accompanied or preceded by a current
WELLS FARGO ADVANTAGE FUNDS            prospectus. For a prospectus containing
P.O. Box 8266                          more complete information, including
Boston, MA 02266-8266                  charges and expenses, call 1-800-222-8222
                                       or visit the Funds' Web site at
E-mail: wfaf@wellsfargo.com            www.wellsfargo.com/advantagefunds. Please
Web site: www.wellsfargo.com/          consider the investment objective, risks,
advantagefunds                         charges and expenses of the investment
Retail Investment Professionals:       carefully before investing. This and
888-877-9275                           other information about WELLS FARGO
Institutional Investment               ADVANTAGE FUNDS can be found in the
Professionals: 866-765-0778            current prospectus. Read the prospectus
                                       carefully before you invest or send
                                       money.

                                       Wells Fargo Funds Management, LLC, a
                                       wholly owned subsidiary of Wells Fargo &
                                       Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(c) 2006 Wells Fargo     www.wellsfargo.com/advantagefunds      RT56115 04-06
Advantage Funds, LLC.                                        ALQMM/AR027 02-06
All rights reserved.

                                                             [LOGO]
                                                             WELLS   ADVANTAGE
                                                             FARGO   FUNDS
--------------------------------------------------------------------------------
                                FEBRUARY 28, 2006
--------------------------------------------------------------------------------
                                  ANNUAL REPORT
[PHOTO OMITTED]
--------------------------------------------------------------------------------
      WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM)

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Money Market Overview .....................................................    2
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Overland Express Sweep Fund ............................................    4
Fund Expenses .............................................................    5
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Overland Express Sweep Fund ............................................    6
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................    9
   Statements of Operations ...............................................   10
   Statements of Changes in Net Assets ....................................   11
   Financial Highlights ...................................................   12
Notes to Financial Statements .............................................   14
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ...................   17
--------------------------------------------------------------------------------
Other Information (Unaudited) .............................................   18
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   20
--------------------------------------------------------------------------------

              -----------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
              -----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS         WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      I am pleased to provide you with this WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND annual report for the period that ended February 28, 2006. This particular annual report covers an 11-month reporting period because the fiscal year-end date for the Fund was changed. In the future, the Fund will have a fiscal year-end date of the last day of February and the semi-annual report will have an ending date of August 31. On the following pages, you will find the manager's money market overview and strategic outlook, as well as information about the holdings in the Fund.

THE ECONOMY
--------------------------------------------------------------------------------

      The U.S. economy continued to show signs of strength as steady long-term interest rates helped offset the impact of rising oil prices and further credit tightening by the Federal Reserve (the Fed). The real Gross Domestic Product
(GDP), the most comprehensive measure of economic activity, grew at an annual rate of 3.5% for 2005. That figure included the modest 1.6% GDP growth rate for the fourth quarter of 2005.

HIGHER INTEREST RATES
--------------------------------------------------------------------------------

      Money market rates continued to rise in 2005 as the Fed increased the target Federal funds rate by 0.25% at each of the Federal Open Market Committee meetings since June 2004. Consequently, the Federal funds rate has inched upward from a low of 1% to 4.50% by the end of February 2006.

LOOKING AHEAD
--------------------------------------------------------------------------------

      The Fed's monetary policy has become less predictable in 2006. In its latest policy statement, the Fed indicated that if the Federal funds rate were increased further, it would be in response to economic data rather than a continuation of the policy it established in 2004. The unpredictability of interest rates is another reason why we believe that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers--our subadvisers--chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent, long-term results offers our investors a firmer footing to navigate changing market conditions and move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM). We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND          MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the 11 months that ended February 28, 2006.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      The Federal Open Markets Committee (FOMC) raised the target Federal funds rate by 0.25% at each regularly scheduled meeting during the 11-month reporting period. This took the target rate from 2.75% on March 31, 2005, to 4.50% on February 28, 2006. Although the FOMC made great strides toward being more transparent in its decision-making process, doubts continued in the marketplace regarding the pace and duration of interest rate increases. In particular, it was questionable whether the FOMC would pursue its course toward higher rates at its September 20, 2005, meeting in the wake of Hurricane Katrina. Some market participants thought the hurricane would have a negative impact on economic growth and that the FOMC would be forced to leave rates unchanged, at least for a short time. This potential pause in rising interest rates caused a brief but sharp rally in the markets and dropped yields on the one-year London Interbank Offered Rate (LIBOR) from 4.31% on August 30, 2005, to 3.95% on September 2, 2005. But at its September 20 meeting, the FOMC acknowledged the tragedy of the hurricane and stated that the "dislocation of economic activity and boost to energy prices" resulting from the hurricane did not pose a "persistent threat"; then the FOMC raised rates by another 0.25%.

      The slope of the money market yield curve was volatile over the 11-month reporting period but generally moved to a flatter position. The spread between the one-month and one-year LIBOR was as wide as 0.98% on March 31, 2005, and as narrow as 0.28% on September 2, 2005. One-month rates moved consistently and steadily higher throughout the period. The volatility in the yield curve was caused by the inconsistent pace of increases in yields on the longer end of the money market yield curve. One-year rates began the period by moving lower, from 3.85% on March 31, 2005, to a low of 3.60% by mid-April 2005, before an erratic rise to 4.31% on August 30, 2005. From there, the market rallied sharply in the post-Katrina confusion to 3.95% on September 2, 2005, before resuming a fairly steady climb to 5.15% by February 28, 2006.

      The amount of commercial paper (CP) outstanding continued to increase throughout the period. Total CP increased from $1.44 trillion on March 31, 2005, to $1.70 trillion on February 28, 2006. This increased supply led to more attractive yields on CP relative to other money market alternatives, especially U.S. Government and Treasury securities.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Yield spreads between LIBOR and U.S. Government agency securities remained wide during the period. The wider spreads resulted from a reduced supply of federal agency obligations available on the market. In addition, new borrowing saw significant declines caused by the impact of higher interest rates on mortgage refinancing and by new regulatory requirements that forced the largest government agencies to improve their capital ratios. If these two trends continue, yields on agency obligations may remain well below those of prime money market securities.

      For the most part, the government agency yield curve flattened during the period. The spread between one-month and one-year agencies was as wide as 1.01% on March 31, 2005, before narrowing to 0.37% in September 2005. The effects of Hurricane Katrina and the growing consensus that the FOMC may not raise interest rates at its September meeting were the main drivers of the curve flattening. However, after the FOMC confirmed its continued path of raising interest rates, the agency curve widened to 0.57% on February 28, 2006, but still remained significantly flatter than at the beginning of the period.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      The trend in the direction of yields on short-term U.S. Treasury securities has defied the overall direction of general interest rates. While most money market yields have risen consistently, the yield on the U.S. Treasury bill has been more volatile. After slowly rising from 2.80% at the end of March 2005, to 3.50% in early August, the yield on a three-month U.S. Treasury bill traded in a narrow range during September, mostly between 3.45% and 3.55%. Several factors contributed to this narrow trading range, including demand from overseas investors and uncertainty as to whether the FOMC would raise interest rates at its September 20, 2005 meeting in the wake of Hurricane Katrina.

      After it was confirmed in September that the FOMC would continue to increase interest rates, yields on U.S. Treasury bills moved precipitously higher in October. The yield as of October 31, 2005, was 3.88%, a one-month increase of 0.34%. However, seasonal factors began to take hold in early November, causing the yield once again to trade in a narrow range through the remainder of 2005, mostly between 3.95% and 4.05%.

MONEY MARKET OVERVIEW          WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

      Beginning in January 2006, the yield on U.S. Treasury bills began a more consistent move upward in line with the rest of the market. A seasonal increase in supply along with an additional interest rate increase by the FOMC contributed to the rise in yields. The spread between the three-month U.S. Treasury bill and LIBOR narrowed from a high of 0.61% in mid-December to 0.20% by the end of February 2006.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      Short-term tax-exempt rates were highly volatile during the period. Selling around the April 15, 2005, tax day reduced demand for Variable Rate Demand Notes (VRDNs), and rates rose. By June 2005, municipal rates declined as investors returned to the market. They stayed low throughout the summer even while the FOMC continued raising the Federal funds target rate. Municipal rates increased in September as the corporate tax day greatly lowered demand. Volatility increased as more investors switched between tax-exempt and taxable securities and the market struggled to find an equilibrium that would balance supply and demand. Rates spiked again in December as the demand for municipals waned at year-end. As interest payments and matured securities were reinvested in early January 2006, rates again fell dramatically, as much as 60 basis points on VRDNs.

      There has been a more gradual increase in VRDN levels than in the target Federal funds rate. The general levels for VRDNs moved from 2.12% at the beginning of the reporting period, to 3.18% on February 28, 2006.

      Most of the money market-eligible California fixed-rate notes are offered in June. In June 2005, offerings were greatly reduced from the previous year and initially led to lower yields. Further, many municipal market participants also believed that the FOMC would be slowing the pace of rate increases. Gradually, it became clear that the FOMC would not be stopping the rate increases anytime soon, and rates moved higher.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      We continue to manage the Fund to be highly sensitive to changes in money market rates. Our approach includes using shorter-term investments as well as floating- or variable-rate securities. This strategy has allowed the portfolio yields to adjust quickly in line with rising money market rates. We will continue to manage the Fund to take advantage of current rate trends, which we believe will continue to move higher.

      AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

      The views expressed are as of February 28, 2006, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND         PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           FUND INCEPTION DATE
   David D. Sylvester                     10/01/1991

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                           6-Month*   11-Month*   1-Year   5-Year   10-Year
------------------------------------------------------------------------------------------------------------
   Overland Express Sweep Fund (Incept. Date 10/01/1991)     1.51       2.40       2.54     1.27     2.89
------------------------------------------------------------------------------------------------------------
   Benchmark
------------------------------------------------------------------------------------------------------------
      iMoneyNet First Tier Retail Money Fund Average 2       1.62       2.60       2.75     1.57     3.26
------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL THE FUND'S YIELD FIGURES MORE FLUCTUATE. CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2006)
---------------------------------------------------------------------
   7-Day Current Yield                                          3.47%
---------------------------------------------------------------------
   7-Day Compound Yield                                         3.53%
---------------------------------------------------------------------
   30-Day Simple Yield                                          3.44%
---------------------------------------------------------------------
   30-Day Compound Yield                                        3.50%

FUND CHARACTERISTICS 3 (AS OF FEBRUARY 28, 2006)
---------------------------------------------------------------------
   Weighted Average Maturity                                  16 days
---------------------------------------------------------------------

PORTFOLIO COMPOSITION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Floating Rate Notes         9%
Repurchase Agreements      24%
Time Deposits              11%
Commercial Paper           47%
Certificates of Deposit     6%
FHLB                        1%
Corporate Bonds             2%

MATURITY DISTRIBUTION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                  36%
2 -14 Days                 35%
15 - 29 Days               21%
30 - 59 Days                1%
60 - 89 Days                2%
90- 179 Days                2%
180 - 269 Days              3%

--------------------------------------------------------------------------------
1 The Fund's adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.46%.

      Performance shown for the WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND for periods prior to November 8, 1999, reflects performance of the Stagecoach Overland Express Sweep Fund, its predecessor fund. Performance shown for periods prior to December 15, 1997, reflects performance of the predecessor Overland Express Funds, Inc. portfolio.

2 The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.You cannot invest directly in an Average.

3 Fund characteristics, portfolio composition and maturity distribution are subject to change.

FUND EXPENSES (UNAUDITED)      WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     Beginning      Ending
                                                      Account      Account      Expenses     Net Annual
                                                       Value        Value      Paid During    Expense
                                                     09/01/2005   02/28/2006     Period*       Ratio
   Overland Express Sweep Fund
-------------------------------------------------------------------------------------------------------
   Actual                                            $ 1,000.00   $ 1,015.10     $ 5.40        1.08%
-------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)          $ 1,000.00   $ 1,019.44     $ 5.41        1.08%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                                   PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING - 0.61%
$    30,000,000   FHLB                                                                   4.00%        08/18/2006    $    30,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $30,000,000)                                                                 30,000,000
                                                                                                                    ---------------

ASSET-BACKED SECURITIES - 0.32%
        379,459   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-CF                3.84         09/06/2006            379,459
     10,240,012   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                       4.22         11/15/2006         10,240,012
      5,311,581   USAA AUTO OWNER TRUST SERIES 2005-3                                    4.17         11/09/2006          5,311,581

TOTAL ASSET-BACKED SECURITIES (COST $15,931,052)                                                                         15,931,052
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT - 5.58%
     65,000,000   BARCLAYS BANK PLC                                                      4.14         09/20/2006         65,000,000
     27,000,000   BARCLAYS BANK PLC NEW YORK                                             4.00         03/01/2006         27,000,000
    125,000,000   BRANCH BANKING & TRUST                                                 4.52         03/03/2006        125,000,000
     45,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                         4.18         09/22/2006         45,000,000
     15,000,000   ROYAL BANK OF SCOTLAND NEW YORK SERIES YCD+/-                          4.51         10/04/2006         14,997,986

TOTAL CERTIFICATES OF DEPOSIT (COST $276,997,986)                                                                       276,997,986
                                                                                                                    ---------------

COMMERCIAL PAPER - 47.13%
    125,000,000   AMSTERDAM FUNDING CORPORATION^                                         4.52         03/16/2006        124,764,583
     47,782,000   ATLANTIC ASSET SECURITIZATION CORPORATION^                             4.51         03/15/2006         47,698,196
     32,894,000   ATLANTIC ASSET SECURITIZATION CORPORATION^                             4.52         03/20/2006         32,815,530
     24,709,000   ATLANTIS ONE FUNDING^                                                  4.50         03/02/2006         24,705,911
     50,672,000   BARTON CAPITAL LLC^                                                    4.51         03/21/2006         50,545,038
     40,000,000   BETA FINANCE INCORPORATED^                                             4.40         03/15/2006         39,931,556
     85,095,000   BUCKINGHAM CDO II LLC^++                                               4.56         03/23/2006         84,857,869
    125,000,000   CANCARA ASSET SECURITIZATION LIMITED                                   4.51         03/09/2006        124,874,722
     34,495,000   CONCORD MINUTEMEN CAPITAL COMPANY                                      4.51         03/08/2006         34,464,750
    125,000,000   CROWN POINT CAPITAL COMPANY SERIES A^++                                4.51         03/17/2006        124,749,444
     21,000,000   CULLINAN FINANCE CORPORATION^                                          4.44         03/24/2006         20,940,430
     53,455,000   DAIMLERCHRYSLER REVOLVING AUTO CONDUIT LLC SERIES I^                   4.51         03/09/2006         53,401,426
     67,874,000   DEER VALLEY FUNDING LLC^                                               4.53         03/16/2006         67,745,888
     55,000,000   DEER VALLEY FUNDING LLC^                                               4.54         03/20/2006         54,868,214
     68,261,000   FALCON ASSET SECURITIZATION CORPORATION^++                             4.51         03/17/2006         68,124,175
     90,000,000   HARRIER FINANCE FUNDING US LLC^                                        4.46         05/04/2006         89,286,400
     13,000,000   IOWA STUDENT LOAN LIQUIDITY COMPANY^                                   4.54         03/01/2006         13,000,000
     86,458,000   JUPITER SECURITIZATION CORPORATION^++                                  4.51         03/10/2006         86,360,519
     40,000,000   JUPITER SECURITIZATION CORPORATION^++                                  4.52         03/13/2006         39,939,733
     70,000,000   K2 (USA) LLC^                                                          4.39         03/08/2006         69,940,315
     28,310,000   KLIO II FUNDING CORPORATION^                                           4.43         03/08/2006         28,285,614
     39,577,000   KLIO II FUNDING CORPORATION^                                           4.43         03/15/2006         39,508,818
     35,385,000   KLIO III FUNDING CORPORATION^                                          4.40         03/06/2006         35,363,376
     95,000,000   KOCH RESOURCES LLC^                                                    4.50         03/02/2006         94,988,125
     20,056,000   LEGACY CAPITAL LLC^                                                    4.52         03/14/2006         20,023,264
    115,434,000   LEXINGTON PARKER CAPITAL CORPORATION^++                                4.51         03/14/2006        115,246,003
     43,805,000   LIBERTY STREET FUNDING COMPANY^                                        4.51         03/01/2006         43,805,000
     50,000,000   LIQUID FUNDING LIMITED^                                                4.40         03/07/2006         49,963,333
     30,000,000   LIQUID FUNDING LIMITED^                                                4.41         03/17/2006         29,941,200
     20,000,000   LIQUID FUNDING LIMITED+/-++                                            4.56         09/15/2006         20,000,000
     15,000,000   MORGAN STANLEY                                                         4.62         07/11/2006         15,000,000

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE        VALUE
COMMERCIAL PAPER - 47.13% (CONTINUED)
$    60,000,000   MORTGAGE INTEREST NETWORKING TRUST SERIES PLUS^                        4.50%        03/01/2006    $    60,000,000
     55,000,000   NORDEA NORTH AMERICA INCORPORATED^                                     4.14         03/31/2006         54,810,250
     37,505,000   OLD LINE FUNDING CORPORATION^                                          4.51         03/07/2006         37,476,809
     74,048,000   SHEFFIELD RECEIVABLES^++                                               4.51         03/07/2006         73,992,341
     58,812,000   SHEFFIELD RECEIVABLES^++                                               4.51         03/09/2006         58,753,057
     47,000,000   SWEDBANK^                                                              4.42         05/31/2006         46,474,879
     29,500,000   TANGO FINANCE CORPORATION^++                                           4.39         03/03/2006         29,492,805
    125,000,000   THAMES ASSET GLOBAL SECURITIZATION INCORPORATED^++                     4.52         03/15/2006        124,780,278
     25,037,000   YORKTOWN CAPITAL LLC^                                                  4.51         03/08/2006         25,015,044
     83,221,000   YORKTOWN CAPITAL LLC^                                                  4.51         03/10/2006         83,127,168

TOTAL COMMERCIAL PAPER (COST $2,339,062,063)                                                                          2,339,062,063
                                                                                                                    ---------------

CORPORATE BONDS & NOTES - 0.32%
     16,000,000   MCDONALD'S CORPORATION+++/-                                            4.49         03/07/2006         16,002,458

TOTAL CORPORATE BONDS & NOTES (COST $16,002,458)                                                                         16,002,458
                                                                                                                    ---------------

EXTENDABLE BONDS - 3.11%
      5,000,000   3M COMPANY++                                                           5.65         12/12/2006          5,032,553
     15,000,000   AMERICAN GENERAL FINANCE+/-++                                          4.60         03/15/2007         15,000,000
     15,000,000   BANK OF IRELAND+/-++                                                   4.54         03/20/2007         15,000,000
      5,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                4.67         03/09/2007          5,000,000
     15,000,000   ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                           4.65         03/09/2007         15,000,000
     15,000,000   IRISH LIFE & PERMANENT+/-++                                            4.57         03/22/2007         15,000,000
     15,000,000   ISLANDS BANK+/-++                                                      4.62         03/22/2007         15,000,000
      3,000,000   KAUPTHING BANK HF SERIES MTN+/-                                        4.63         03/20/2007          3,000,000
     15,000,000   MORGAN STANLEY+/-                                                      4.62         03/02/2007         15,000,000
     15,000,000   NORDEA BANK AB+/-++                                                    4.55         03/09/2007         15,000,000
     15,000,000   NORTHERN ROCK PLC+/-++                                                 4.50         01/09/2007         15,000,000
     15,000,000   NORTHERN ROCK PLC+/-++                                                 4.61         02/02/2007         15,000,000
      6,500,000   PREMIUM ASSET TRUST+/-++                                               4.58         03/15/2007          6,500,000

TOTAL EXTENDABLE BONDS (COST $154,532,553)                                                                              154,532,553
                                                                                                                    ---------------

MEDIUM TERM NOTES - 4.26%
     61,800,000   BANK OF AMERICA SECURITIES+/-~                                         4.63         09/09/2099         61,800,000
     16,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-                                 4.73         08/28/2006         16,000,000
     58,800,000   BEAR STEARNS COMPANIES INCORPORATED+/-~                                4.68         09/09/2099         58,800,000
     15,000,000   HARRIER FINANCE FUNDING LLC SERIES MTN+/-                              4.53         12/15/2006         14,997,571
     15,000,000   LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                 4.64         11/01/2006         14,997,886
     30,000,000   LIQUID FUNDING LIMITED+/-++                                            4.59         09/29/2006         30,000,000
     15,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                       4.60         01/05/2007         15,000,000

TOTAL MEDIUM TERM NOTES (COST $211,595,457)                                                                             211,595,457
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                                   PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 0.39%
$     8,000,000   CALIFORNIA COMMUNITIES HFA LEASE REVENUE SERIES A
                  COLLATERALIZED BY FHLMC (HOUSING REVENUE LOC)+/-~                      4.65%        02/01/2007    $     8,000,000
      7,345,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A
                  (GENERAL OBLIGATION - STATES, TERRITORIES LOC)+/-~                     4.57         11/01/2028          7,345,000
      4,000,000   NEW MEXICO INCORPORATED HOUSING AUTHORITY REGION III
                  LEASE PURCHASE PROGRAM SERIES A (HOUSING REVENUE, SOCIETE
                  GENERALE LOC)+/-~                                                      4.65         06/01/2008          4,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $19,345,000)                                                                         19,345,000
                                                                                                                    ---------------

PROMISSORY NOTES - 2.97%
    132,200,000   CITIGROUP GLOBAL+/-~                                                   4.63         09/09/2099        132,200,000
     15,000,000   GOLDMAN SACHS GROUP INCORPORATED+/-++                                  4.48         01/26/2007         15,000,000

TOTAL PROMISSORY NOTES (COST $147,200,000)                                                                              147,200,000
                                                                                                                    ---------------

TIME DEPOSITS - 11.49%

    127,000,000   DEXIA BANK SA BRUSSELS                                                 4.53         03/07/2006        127,000,000
    123,000,000   FORTIS BANK GRAND CAYMAN                                               4.52         03/06/2006        123,000,000
     63,000,000   KBC BANK NV BRUSSELS                                                   4.53         03/01/2006         63,000,000
    117,000,000   RABOBANK LONDON                                                        4.52         03/01/2006        117,000,000
     59,000,000   SOCIETE GENERALE CANADA                                                4.52         03/02/2006         59,000,000
     81,000,000   SOCIETE GENERALE CAYMAN                                                4.56         03/01/2006         81,000,000

TOTAL TIME DEPOSITS (COST $570,000,000)                                                                                 570,000,000
                                                                                                                    ---------------

REPURCHASE AGREEMENTS - 23.96%
    246,101,936   BANC AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES
                  (MATURITY VALUE $246,133,177)                                          4.57         03/01/2006        246,101,936
    293,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES
                  (MATURITY VALUE $293,037,195)                                          4.57         03/01/2006        293,000,000
    145,000,000   DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES
                  (MATURITY VALUE $145,018,447)                                          4.58         03/01/2006        145,000,000
     97,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $97,012,368)               4.59         03/01/2006         97,000,000
    115,000,000   GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $115,043,125)              4.50         03/03/2006        115,000,000
    293,000,000   MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES
                  (MATURITY VALUE $293,037,195)                                          4.57         03/01/2006        293,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,189,101,936)                                                                     1,189,101,936
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $4,969,768,505)*                     100.14%                                                                  $ 4,969,768,505
OTHER ASSETS AND LIABILITIES, NET           (0.14)                                                                       (7,087,951)
                                           ------                                                                   ---------------

TOTAL NET ASSETS                           100.00%                                                                  $ 4,962,680,554
                                           ======                                                                   ===============

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- FEBRUARY 28, 2006

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                                         OVERLAND EXPRESS
                                                                               SWEEP FUND
-----------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ....................................   $  3,780,666,569
   REPURCHASE AGREEMENTS .............................................      1,189,101,936
                                                                         ----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...................      4,969,768,505
                                                                         ----------------
   CASH ..............................................................             47,472
   RECEIVABLES FOR INTEREST ..........................................          5,799,135
                                                                         ----------------
TOTAL ASSETS .........................................................      4,975,615,112
                                                                         ----------------

LIABILITIES
   DIVIDENDS PAYABLE .................................................          8,564,734
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .............          2,106,054
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...........          1,863,656
   ACCRUED EXPENSES AND OTHER LIABILITIES ............................            400,114
                                                                         ----------------
TOTAL LIABILITIES ....................................................         12,934,558
                                                                         ----------------
TOTAL NET ASSETS .....................................................   $  4,962,680,554
                                                                         ================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------
   PAID-IN CAPITAL ...................................................   $  4,962,651,038
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ........................             23,317
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .............              6,199
                                                                         ----------------
TOTAL NET ASSETS .....................................................   $  4,962,680,554
                                                                         ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------
   NET ASSETS ........................................................   $  4,962,680,554
   SHARES OUTSTANDING ................................................      4,962,675,951
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ......................   $           1.00
                                                                         ----------------
INVESTMENTS AT COST ..................................................   $  4,969,768,505
                                                                         ================

(1)   THE FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED FEBRUARY 28, 2006
--------------------------------------------------------------------------------

                                                                         FOR THE PERIOD ENDED   FOR THE YEAR ENDED
                                                                            FEBRUARY 28, 2006       MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ..........................................................   $        155,371,516   $       76,755,635
                                                                         --------------------   ------------------
TOTAL INVESTMENT INCOME ..............................................            155,371,516           76,755,635
                                                                         --------------------   ------------------

EXPENSES
   ADVISORY FEES .....................................................             11,768,699           14,491,502
   ADMINISTRATION FEES ...............................................             11,332,387           11,596,180
   CUSTODY FEES ......................................................                839,552              858,976
   SHAREHOLDER SERVICING FEES ........................................             10,494,398           11,455,725
   ACCOUNTING FEES ...................................................                216,761              264,806
   DISTRIBUTION FEES (NOTE 3) ........................................             10,494,398           11,455,725
   PROFESSIONAL FEES .................................................                 83,405               32,574
   REGISTRATION FEES .................................................                  7,968                  518
   SHAREHOLDER REPORTS ...............................................                 49,624                    0
   TRUSTEES' FEES ....................................................                  5,296                7,092
   OTHER FEES AND EXPENSES ...........................................                103,592               72,883
                                                                         --------------------   ------------------
TOTAL EXPENSES .......................................................             45,396,080           50,235,981
                                                                         --------------------   ------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................                (83,524)          (4,435,419)
   NET EXPENSES ......................................................             45,312,556           45,800,562
                                                                         --------------------   ------------------
NET INVESTMENT INCOME (LOSS) .........................................            110,058,960           30,955,073
                                                                         --------------------   ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...                119,783              (82,313)
                                                                         --------------------   ------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................                119,783              (82,313)
                                                                         --------------------   ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............                119,783              (82,313)
                                                                         --------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $        110,178,743   $       30,872,760
                                                                         ====================   ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                                                  FOR THE            FOR THE            FOR THE
                                                                             PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                                                        FEBRUARY 28, 2006     MARCH 31, 2005     MARCH 31, 2004
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................................   $  4,232,637,847   $  4,477,979,501   $  5,084,537,775
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................................        110,058,960         30,955,073          4,776,542
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................            119,783            (82,313)            12,622
                                                                         ----------------   ----------------   ----------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...        110,178,743         30,872,760          4,789,164
                                                                         ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .............................................       (110,058,960)       (30,955,073)        (4,779,487)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .........................                 --            (20,404)                --
                                                                         ----------------   ----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................       (110,058,960)       (30,975,477)        (4,779,487)
                                                                         ----------------   ----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .........................................     12,724,335,448     12,708,074,493     12,205,414,388
   REINVESTMENT OF DISTRIBUTIONS .....................................         36,143,145          9,950,697          1,801,752
   COST OF SHARES REDEEMED ...........................................    (12,030,555,669)   (12,963,264,127)   (12,813,784,091)
                                                                         ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ......................................................        729,922,924       (245,238,937)      (606,567,951)
                                                                         ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ................................        730,042,707       (245,341,654)      (606,558,274)
                                                                         ----------------   ----------------   ----------------
NET ASSETS:
ENDING NET ASSETS ....................................................   $  4,962,680,554   $  4,232,637,847   $  4,477,979,501
                                                                         ================   ================   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD .......................................................     12,724,335,448     12,708,074,494     12,205,414,388
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ....................         36,143,145          9,950,697          1,801,752
   SHARES REDEEMED ...................................................    (12,030,555,669)   (12,963,264,127)   (12,813,784,092)
                                                                         ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ................................................        729,922,924       (245,238,936)      (606,567,952)
                                                                         ----------------   ----------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........   $         23,317   $           (172)  $           (172)
                                                                         ================   ================   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            NET REALIZED
                                               BEGINNING                             AND   DISTRIBUTIONS
                                               NET ASSET            NET       UNREALIZED        FROM NET
                                               VALUE PER     INVESTMENT   GAIN (LOSS) ON      INVESTMENT
                                                   SHARE   INCOME (LOSS)     INVESTMENTS          INCOME
---------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND

APRIL 1, 2005 TO FEBRUARY 28, 2006(3) ......   $    1.00           0.02             0.00           (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ............   $    1.00           0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ............   $    1.00           0.00             0.00            0.00
APRIL 1, 2002 TO MARCH 31, 2003 ............   $    1.00           0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ............   $    1.00           0.02             0.00           (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ............   $    1.00           0.05             0.00           (0.05)

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS
      (NOTE 3).

(2) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS           WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                               DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    FROM NET   NET ASSET   ------------------------------------------------
                                                    REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                       GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
---------------------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND

APRIL 1, 2005 TO FEBRUARY 28, 2006(3) ......            0.00   $    1.00            2.62%       1.08%      0.00%      1.08%
APRIL 1, 2004 TO MARCH 31, 2005 ............            0.00   $    1.00            0.72%       1.17%     (0.10)%     1.07%
APRIL 1, 2003 TO MARCH 31, 2004 ............            0.00   $    1.00            0.10%       1.35%     (0.28)%     1.07%
APRIL 1, 2002 TO MARCH 31, 2003 ............            0.00   $    1.00            0.52%       1.25%      0.00%      1.25%
APRIL 1, 2001 TO MARCH 31, 2002 ............            0.00   $    1.00            2.13%       1.25%      0.00%      1.25%
APRIL 1, 2000 TO MARCH 31, 2001 ............            0.00   $    1.00            5.21%       1.25%      0.00%      1.25%

                                                             NET ASSETS AT
                                                   TOTAL     END OF PERIOD
                                               RETURN(2)   (000's OMITTED)
--------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND

APRIL 1, 2005 TO FEBRUARY 28, 2006(3) ......        2.40%  $     4,962,681
APRIL 1, 2004 TO MARCH 31, 2005 ............        0.72%  $     4,232,638
APRIL 1, 2003 TO MARCH 31, 2004 ............        0.10%  $     4,477,980
APRIL 1, 2002 TO MARCH 31, 2003 ............        0.52%  $     5,084,538
APRIL 1, 2001 TO MARCH 31, 2002 ............        2.26%  $     6,107,675
APRIL 1, 2000 TO MARCH 31, 2001 ............        5.35%  $     4,924,869

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at February 28, 2006, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Overland Express Sweep Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At February 28, 2006, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

                               Undistributed   Undistributed
                              Net Investment    Net Realized
   Fund                           Income         Gain/Loss     Paid-in Capital
------------------------------------------------------------------------------
   OVERLAND EXPRESS SWEEP        $ 23,489        $ (23,489)          $ 0
------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at February 28, 2006.

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as

NOTES TO FINANCIAL STATEMENTS  WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                            Advisory Fee                                         Sub-Advisory Fee
                        Average Daily      (% of Average                       Average Daily      (% of Average
   Fund                  Net Assets      Daily Net Assets)   Sub-Adviser        Net Assets       Daily Net Assets)
------------------------------------------------------------------------------------------------------------------
   OVERLAND EXPRESS   First $1 billion         0.300         Wells Capital   First $1 billion          0.050
   SWEEP FUND         Next $4 billion          0.275          Management     Next $2 billion           0.030
                      Over $5 billion          0.250         Incorporated    Next $3 billion           0.020
                                                                             Over $6 billion           0.010
------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                             Administration Fee
                                                               (% of Average
   Fund                           Average Daily Net Assets    Daily Net Assets)
-------------------------------------------------------------------------------
   OVERLAND EXPRESS SWEEP FUND        First $5 billion              0.27
                                      Next $5 billion               0.26
                                      Over $10 billion              0.25
-------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                 % of Average
   Fund                                                        Daily Net Assets
-------------------------------------------------------------------------------
   OVERLAND EXPRESS SWEEP FUND                                       0.02
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                 % of Average
   Fund                                                        Daily Net Assets
-------------------------------------------------------------------------------
   OVERLAND EXPRESS SWEEP FUND                                       0.25
-------------------------------------------------------------------------------

      For the eleven months ended February 28, 2006, shareholder servicing fees paid by the Fund are disclosed on the Statements of Operations.

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.25% of average daily net assets. Prior to April 11, 2005, Stephens Inc. ("Stephens") served as distributor for the Fund and received an annual fee of up to 0.25% of average daily net assets.

      For the eleven months ended February 28, 2006, distribution fees incurred are disclosed on the Statements of Operations.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the eleven months ended February 28, 2006, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has committed through June 30, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                                  Net Operating
   Fund                                                           Expense Ratio
-------------------------------------------------------------------------------
   OVERLAND EXPRESS SWEEP FUND                                        1.08%
-------------------------------------------------------------------------------

4. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the period ended February 28, 2006, the year ended March 31, 2005, and the year ended March 31, 2004 was as follows:

                                                  Ordinary Income
                                                  ---------------
   Fund                                 2006            2005           2004
-------------------------------------------------------------------------------
   OVERLAND EXPRESS SWEEP FUND     $ 110,058,960    $ 30,975,477    $ 4,779,487
-------------------------------------------------------------------------------

      As of February 28, 2006, the components of distributable earnings on a tax basis are shown on the table below.

                                Undistributed                    Unrealized
                                  Ordinary      Undistributed    Appreciation   Capital Loss
   Fund                            Income      Long-Term Gain   (Depreciation)  Carryforward      Total
----------------------------------------------------------------------------------------------------------
   OVERLAND EXPRESS SWEEP FUND   $ 8,588,051       $ 6,199           $ 0            $ 0        $ 8,594,250
----------------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Overland Express Sweep Fund (the "Fund"), one of the Funds constituting the Wells Fargo Funds Trust, as of February 28, 2006, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2006, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Overland Express Sweep Fund of Wells Fargo Funds Trust as of February 28, 2006, the results of its operations, changes in its net assets, and their financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                                               /s/ KPMG LLP

Philadelphia, Pennsylvania
April 17, 2006

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND  OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

      Pursuant to Section 871(k)(1)(c) of the Code, the Fund designates the following amount as interest-related dividends:

    Fund
--------------------------------------------------------------------------------
    OVERLAND EXPRESS SWEEP                                        $ 110,058,960
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 140 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987      Chair of Finance, Wake         None
63                                                 Forest University, since
                                                   2006. Benson-Pruitt
                                                   Professorship, Wake Forest
                                                   University, Calloway School
                                                   of Business and Accountancy,
                                                   since 1999.
-----------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998      Chairman, CEO, and Co-         None
63                        (Chairman, since 2005)   Founder of Crystal Geyser
                                                   Water Company, and President
                                                   of Crystal Geyser Roxane
                                                   Water Company.
-----------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987      Retired. Prior thereto,        None
72                                                 President of Richard
                                                   M. Leach Associates (a
                                                   financial consulting firm).
-----------------------------------------------------------------------------------------------------
Olivia S. Mitchell        Trustee, since 2006      Professor of Insurance and     None
53                                                 Risk Management, Wharton
                                                   School, University of
                                                   Pennsylvania. Director of
                                                   the Boettner Center on
                                                   Pensions and Retirement.
                                                   Research Associate and Board
                                                   Member, Penn Aging Research
                                                   Center. Research Associate,
                                                   National Bureau of Economic
                                                   Research.

OTHER INFORMATION (UNAUDITED)  WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES (continued)

-----------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996      Senior Counselor to the        None
54                                                 public relations firm of
                                                   Himle-Horner, and Senior
                                                   Fellow at the Humphrey
                                                   Institute, Minneapolis,
                                                   Minnesota (a public policy
                                                   organization).
-----------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996      Principal of the law firm      None
65                                                 of Willeke & Daniels.
-----------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

-----------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987      Private Investor/Real          None
61                                                 Estate Developer. Prior
                                                   thereto, Chairman of White
                                                   Point Capital, LLC until
                                                   2005.
-----------------------------------------------------------------------------------------------------

OFFICERS

-----------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE        PAST FIVE YEARS                OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003    Executive Vice President of    None
46                                                 Wells Fargo Bank, N.A. and
                                                   President of Wells Fargo
                                                   Funds Management, LLC.
                                                   Senior Vice President and
                                                   Chief Administrative Officer
                                                   of Wells Fargo Funds
                                                   Management, LLC from 2001 to
                                                   2003.
-----------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000    Vice President and Managing    None
45                                                 Senior Counsel of Wells
                                                   Fargo Bank, N.A. and Senior
                                                   Vice President and Secretary
                                                   of Wells Fargo Funds
                                                   Management, LLC. Vice
                                                   President and Senior Counsel
                                                   of Wells Fargo Bank, N.A.
                                                   from 1996 to 2003.
-----------------------------------------------------------------------------------------------------
A. Erdem Cimen            Treasurer, since 2006    Vice President of Wells        None
32                                                 Fargo Bank, N.A. and Vice
                                                   President of Financial
                                                   Operations for Wells Fargo
                                                   Funds Management, LLC. Vice
                                                   President and Group Finance
                                                   Officer of Wells Fargo Bank,
                                                   N.A. Auto Finance Group
                                                   from 2004 to 2006. Vice
                                                   President of Portfolio Risk
                                                   Management for Wells Fargo
                                                   Bank, N.A. Auto Finance
                                                   Group in 2004. Vice
                                                   President of Portfolio
                                                   Research and Analysis for
                                                   Wells Fargo Bank, N.A. Auto
                                                   Finance Group from 2001 to
                                                   2004. Director of Small
                                                   Business Services Risk
                                                   Management for American
                                                   Express Travel Related
                                                   Services from 2000 to 2001.
-----------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of February 28, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND          LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depository Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]
WELLS   ADVANTAGE
FARGO   FUNDS

More information about WELLS FARGO     This report and the financial statements
ADVANTAGE FUNDS(SM) is                 contained herein are submitted for the
available free upon request. To        general information of the shareholders
obtain literature, please              of WELLS FARGO ADVANTAGE FUNDS. If this
write, e-mail, visit the Funds'        report is used for promotional purposes,
Web site, or call:                     distribution of the report must be
                                       accompanied or preceded by a current
WELLS FARGO ADVANTAGE FUNDS            prospectus. For a prospectus containing
P.O. Box 8266                          more complete information, including
Boston, MA 02266-8266                  charges and expenses, call 1-800-222-8222
                                       or visit the Funds' Web site at
E-mail: wfaf@wellsfargo.com            www.wellsfargo.com/advantagefunds. Please
Web site:                              consider the investment objective, risks,
www.wellsfargo.com/advantagefunds      charges and expenses of the investment
Retail Investment Professionals:       carefully before investing. This and
888-877-9275                           other information about WELLS FARGO
Institutional Investment               ADVANTAGE FUNDS can be found in the
Professionals: 866-765-0778            current prospectus. Read the prospectus
                                       carefully before you invest or send
                                       money.

                                       Wells Fargo Funds Management, LLC, a
                                       wholly owned subsidiary of Wells Fargo &
                                       Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(c) 2006 Wells Fargo     www.wellsfargo.com/advantagefunds       RT56116 04-06
Advantage Funds, LLC.                                        AOEXS/AR011 02-06
All rights reserved.

                                                           [LOGO]
                                                           WELLS   ADVANTAGE
                                                           FARGO   FUNDS
--------------------------------------------------------------------------------
                                FEBRUARY 28, 2006
--------------------------------------------------------------------------------
                                ANNUAL REPORT
[PHOTO OMITTED]
--------------------------------------------------------------------------------
                 WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                 WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST

                 WELLS FARGO ADVANTAGE MONEY MARKET TRUST

                 WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Money Market Overview .....................................................    2
--------------------------------------------------------------------------------
Primary Investments .......................................................    4
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   California Tax-Free Money Market Trust .................................    5
   Money Market Trust .....................................................    6
   National Tax-Free Money Market Trust ...................................    7
Fund Expenses .............................................................    8
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   California Tax-Free Money Market Trust .................................    9
   Money Market Trust .....................................................   14
   National Tax-Free Money Market Trust ...................................   17
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   25
   Statements of Operations ...............................................   26
   Statements of Changes in Net Assets ....................................   28
   Financial Highlights ...................................................   30
Notes to Financial Statements .............................................   32
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ...................   35
--------------------------------------------------------------------------------
Other Information (Unaudited) .............................................   36
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   39
--------------------------------------------------------------------------------

              -----------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
              -----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                 WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      I am pleased to provide you with this WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS annual report for the period that ended February 28, 2006. This particular annual report covers an 11-month reporting period because the fiscal year-end dates for the Trusts were changed. In the future, the Fund will have a fiscal year-end date of the last day of February and the semi-annual report will have an ending date of August 31. On the following pages, you will find the manager's money market overview and strategic outlook, as well as information about the holdings in the Funds.

THE ECONOMY
--------------------------------------------------------------------------------

      The U.S. economy continued to show signs of strength as steady long-term interest rates helped offset the impact of rising oil prices and further credit tightening by the Federal Reserve (the Fed). The real Gross Domestic Product
(GDP), the most comprehensive measure of economic activity, grew at an annual rate of 3.5% for 2005. That figure included the modest 1.6% GDP growth rate for the fourth quarter of 2005.

HIGHER INTEREST RATES
--------------------------------------------------------------------------------

      Money market rates continued to rise in 2005 as the Fed increased the target Federal funds rate by 0.25% at each of the Federal Open Market Committee meetings since June 2004. Consequently, the Federal funds rate has inched upward from a low of 1% to 4.50% by the end of February 2006.

LOOKING AHEAD
--------------------------------------------------------------------------------

      The Fed's monetary policy has become less predictable in 2006. In its latest policy statement, the Fed indicated that if the Federal funds rate were increased further, it would be in response to economic data rather than a continuation of the policy it established in 2004. The unpredictability of interest rates is another reason why we believe that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers--our subadvisers--chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent, long-term results offers our investors a firmer footing to navigate changing market conditions and move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM). We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                  MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the 11 months that ended February 28, 2006.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      The Federal Open Market Committee (FOMC) raised the target Federal funds rate by 0.25% at each regularly scheduled meeting during the 11-month reporting period. This took the target rate from 2.75% on March 31, 2005, to 4.50% on February 28, 2006. Although the FOMC made great strides toward being more transparent in its decision-making process, doubts continued in the marketplace regarding the pace and duration of interest rate increases. In particular, it was questionable whether the FOMC would pursue its course toward higher rates at its September 20, 2005, meeting in the wake of Hurricane Katrina. Some market participants thought the hurricane would have a negative impact on economic growth and that the FOMC would be forced to leave rates unchanged, at least for a short time. This potential pause in rising interest rates caused a brief but sharp rally in the markets and dropped yields on the one-year London Interbank Offered Rate (LIBOR) from 4.31% on August 30, 2005, to 3.95% on September 2, 2005. But at its September 20 meeting, the FOMC acknowledged the tragedy of the hurricane and stated that the "dislocation of economic activity and boost to energy prices" resulting from the hurricane did not pose a "persistent threat"; then the FOMC raised rates by another 0.25%.

      The slope of the money market yield curve was volatile over the 11-month reporting period but generally moved to a flatter position. The spread between the one-month and one-year LIBOR was as wide as 0.98% on March 31, 2005, and as narrow as 0.28% on September 2, 2005. One-month rates moved consistently and steadily higher throughout the period. The volatility in the yield curve was caused by the inconsistent pace of increases in yields on the longer end of the money market yield curve. One-year rates began the period by moving lower, from 3.85% on March 31, 2005, to a low of 3.60% by mid-April 2005, before an erratic rise to 4.31% on August 30, 2005. From there, the market rallied sharply in the post-Katrina confusion to 3.95% on September 2, 2005, before resuming a fairly steady climb to 5.15% by February 28, 2006.

      The amount of commercial paper (CP) outstanding continued to increase throughout the period. Total CP increased from $1.44 trillion on March 31, 2005, to $1.70 trillion on February 28, 2006. This increased supply led to more attractive yields on CP relative to other money market alternatives, especially U.S. Government and Treasury securities.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Yield spreads between LIBOR and U.S. Government agency securities remained wide during the period. The wider spreads resulted from a reduced supply of federal agency obligations available in the market. In addition, new borrowing saw significant declines caused by the impact of higher interest rates on mortgage refinancing and by new regulatory requirements that forced the largest government agencies to improve their capital ratios. If these two trends continue, yields on agency obligations may remain well below those of prime money market securities.

      For the most part, the government agency yield curve flattened during the period. The spread between one-month and one-year agencies was as wide as 1.01% on March 31, 2005, before narrowing to 0.37% in September 2005. The effects of Hurricane Katrina and the growing consensus that the FOMC may not raise interest rates at its September meeting were the main drivers of the curve flattening. However, after the FOMC confirmed its continued path of raising interest rates, the agency curve widened to 0.57% on February 28, 2006, but still remained significantly flatter than at the beginning of the period.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      The trend in the direction of yields on short-term U.S. Treasury securities has defied the overall direction of general interest rates. While most money market yields have risen consistently, the yield on the U.S. Treasury bill has been more volatile. After slowly rising from 2.80% at the end of March 2005 to 3.50% in early August, the yield on a three-month U.S. Treasury bill traded in a narrow range during September, mostly between 3.45% and 3.55%. Several factors contributed to this narrow trading range, including demand from overseas investors and uncertainty as to whether the FOMC would raise interest rates at its September 20, 2005, meeting in the wake of Hurricane Katrina.

      After it was confirmed in September that the FOMC would continue to increase interest rates, yields on U.S. Treasury bills moved precipitously higher in October. The yield as of October 31, 2005, was 3.88%, a one-month increase of 0.34%. However, seasonal factors began to take hold in early November, causing the yield once again to trade in a narrow range through the remainder of 2005, mostly between 3.95% and 4.05%.

MONEY MARKET OVERVIEW                  WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

      Beginning in January 2006, the yield on U.S. Treasury bills began a more consistent move upward in line with the rest of the market. A seasonal increase in supply along with an additional interest rate increase by the FOMC contributed to the rise in yields. The spread between the three-month U.S. Treasury bill and LIBOR narrowed from a high of 0.61% in mid-December to 0.20% by the end of February 2006.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      Short-term tax-exempt rates were highly volatile during the period. Selling around the April 15, 2005, tax day reduced demand for Variable Rate Demand Notes (VRDNs), and rates rose. By June 2005, municipal rates declined as investors returned to the market. They stayed low throughout the summer even while the FOMC continued raising the Federal funds target rate. Municipal rates increased in September as the corporate tax day greatly lowered demand. Volatility increased as more investors switched between tax-exempt and taxable securities and the market struggled to find an equilibrium that would balance supply and demand. Rates spiked again in December as the demand for municipals waned at year-end. As interest payments and matured securities were reinvested in early January 2006, rates again fell dramatically, as much as 60 basis points on VRDNs.

      There has been a more gradual increase in VRDNs levels than in the target Federal funds rate. The general levels for VRDNs moved from 2.12% at the beginning of the reporting period to 3.18% on February 28, 2006.

      Most of the money market-eligible California fixed-rate notes are offered in June. In June 2005, offerings were greatly reduced from the previous year and initially led to lower yields. Further, many municipal market participants also believed that the FOMC would be slowing the pace of rate increases. Gradually, it became clear that the FOMC would not be stopping the rate increases anytime soon, and rates moved higher.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      We continue to manage the Funds to be highly sensitive to changes in money market rates. Our approach includes using shorter-term investments as well as floating- or variable-rate securities. This strategy has allowed the portfolio yields to adjust quickly in line with rising money market rates. We will continue to manage the Funds to take advantage of current rate trends, which we believe will continue to move higher.

      AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

The views expressed are as of February 28, 2006, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                  MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------

                                                    California Tax-Free   Money Market   National Tax Free
----------------------------------------------------------------------------------------------------------
      U.S. Treasury Securities                                                 X
----------------------------------------------------------------------------------------------------------
      Repurchase Agreements                                                    X
----------------------------------------------------------------------------------------------------------
      U.S. Government Obligations                                              X
----------------------------------------------------------------------------------------------------------
      Commercial Paper                                                         X
----------------------------------------------------------------------------------------------------------
      Certificates of Deposit/ Bankers Acceptance                              X
----------------------------------------------------------------------------------------------------------
      Time Deposits                                                            X
----------------------------------------------------------------------------------------------------------
      Floating/Variable Rate Notes/Bonds                     X                 X                 X
----------------------------------------------------------------------------------------------------------
      Mortgage and Asset-Backed Securities                                     X
----------------------------------------------------------------------------------------------------------
      Corporate Notes/Bonds                                                    X
----------------------------------------------------------------------------------------------------------
      Municipal Obligations                                  X                                   X
----------------------------------------------------------------------------------------------------------
      Municipal Commercial Paper                             X                                   X
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* The chart highlights some of the primary investments that the Trusts may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Trust.

PERFORMANCE HIGHLIGHTS                 WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST (the
Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           FUND INCEPTION DATE
   David D. Sylvester                     05/05/1997

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                                         6-Month*   11-Month*   1-Year   5-Year   Life of Fund
------------------------------------------------------------------------------------------------------------------------------
      California Tax-Free Money Market Trust (Incept. Date 05/05/1997)     1.31        2.26      2.41     1.54        2.24
------------------------------------------------------------------------------------------------------------------------------
      Benchmark
------------------------------------------------------------------------------------------------------------------------------
         iMoneyNet California State Specific Institutional Money Fund
            Average 2                                                      1.17        2.01      2.12     1.24        2.06
------------------------------------------------------------------------------------------------------------------------------

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
      7-Day Current Yield                                                  2.92%
--------------------------------------------------------------------------------
      7-Day Compound Yield                                                 2.96%
--------------------------------------------------------------------------------
      30-Day Simple Yield                                                  2.86%
--------------------------------------------------------------------------------
      30-Day Compound Yield                                                2.89%

FUND CHARACTERISTICS 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------
      Weighted Average Maturity                                         23 days
-------------------------------------------------------------------------------

PORTFOLIO COMPOSITION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Bonds              11%
Municipal Commercial Paper   12%
Municipal Demand Notes       77%

MATURITY DISTRIBUTION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                    10%
2-14 days                    75%
15-29 days                    2%
30-59 days                    2%
90-179 days                   9%
180-269 days                  2%

--------------------------------------------------------------------------------
1 The Fund's adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.88%.

      Performance shown for the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST for periods prior to November 8, 1999 reflects performance of the Stagecoach California Tax-Free Money Market Trust, its predecessor fund.

2 The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax-free and municipal money funds. You cannot invest directly in an Average.

3 Fund characteristics, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                 PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MONEY MARKET TRUST (the Fund) seeks current income, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   David D. Sylvester                      09/17/1990

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                                    6-Month*   11-Month*   1-Year   5-Year   10-Year
-----------------------------------------------------------------------------------------------------------------------
      Money Market Trust (Incept. Date 09/17/1990)                    1.95       3.23       3.45     2.23     3.92
-----------------------------------------------------------------------------------------------------------------------
      Benchmark
-----------------------------------------------------------------------------------------------------------------------
         iMoneyNet First Tier Institutional Money Fund Average 2      1.86       3.03       3.22     1.96     3.63
-----------------------------------------------------------------------------------------------------------------------

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2006)
----------------------------------------------------------------
      7-Day Current Yield                                  4.36%
----------------------------------------------------------------
      7-Day Compound Yield                                 4.45%
----------------------------------------------------------------
      30-Day Simple Yield                                  4.31%
----------------------------------------------------------------
      30-Day Compound Yield                                4.40%

FUND CHARACTERISTICS 3 (AS OF FEBRUARY 28, 2006)
----------------------------------------------------------------
      Weighted Average Maturity                          27 days
----------------------------------------------------------------

PORTFOLIO COMPOSITION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                         21%
Floating & Variable Rate Bonds/Notes     24%
Repurchase Agreements                    34%
Time Deposits                            12%
Certificates of Deposit                   5%
FHLB                                      1%
Short-Term Corporate Bonds                3%

MATURITY DISTRIBUTION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight         45%
2-14 days         20%
15-29 days        12%
30-59 days        11%
60-89 days         5%
90-179 days        4%
180-269 days       2%
270 + days         1%

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 4.36%.

      Performance shown for the WELLS FARGO ADVANTAGE MONEY MARKET TRUST for periods prior to November 8, 1999 reflects performance of the Stagecoach Money Market Trust, its predecessor fund.

2 The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper. You cannot invest directly in an Average.

3 Fund characteristics, portfolio composition and maturity distribution are subject to change.

PERFORMANCE HIGHLIGHTS                 WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   David D. Sylvester                      11/10/1997

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                                         6-Month*   11-Month*   1-Year   5-Year   Life of Fund
------------------------------------------------------------------------------------------------------------------------------
      National Tax-Free Money Market Trust (Incept. Date 11/10/1997)       1.33       2.30       2.45     1.65       2.37
------------------------------------------------------------------------------------------------------------------------------
      Benchmark
------------------------------------------------------------------------------------------------------------------------------
         iMoneyNet Tax-Free National Institutional Money Fund Average 2    1.25       2.12       2.25     1.40       2.22
------------------------------------------------------------------------------------------------------------------------------

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE.

FUND YIELD SUMMARY 1 (AS OF FEBRUARY 28, 2006)
-------------------------------------------------------------
      7-Day Current Yield                               2.95%
-------------------------------------------------------------
      7-Day Compound Yield                              2.99%
-------------------------------------------------------------
      30-Day Simple Yield                               2.90%
-------------------------------------------------------------
      30-Day Compound Yield                             2.94%

FUND CHARACTERISTICS 3 (AS OF FEBRUARY 28, 2006)
-------------------------------------------------------------
      Weighted Average Maturity                       18 days
-------------------------------------------------------------

PORTFOLIO COMPOSITION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Commercial Paper    13%
Municipal Demand Notes        81%
Municipal Bonds                6%

MATURITY DISTRIBUTION 3 (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight     17%
2-14 days     70%
15-29 days     1%
30-59 days     5%
60-89 days     1%
90-179 days    3%
180-269 days   3%

--------------------------------------------------------------------------------
1 The Fund's adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.95%.

      Performance shown for the WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST for periods prior to November 8, 1999 reflects performance of the Stagecoach National Tax-Free Money Market Trust, its predecessor fund.

2 The iMoneyNet Tax-Free National Institutional Money Fund Average is an average of all national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the national tax-free institutional and state specific institutional categories. You cannot invest directly in an Average.

3 Fund characteristics, portfolio composition and maturity distribution are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                          FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     Beginning     Ending
                                                                      Account      Account       Expenses      Net Annual
                                                                       Value        Value       Paid During     Expense
                                                                     09/01/2005   02/28/2006   the Period(1)     Ratio
      Wells Fargo Advantage California Tax-Free Money Market Trust
--------------------------------------------------------------------------------------------------------------------------
      Actual                                                         $ 1,000.00   $ 1,013.10       $1.00         0.20%
--------------------------------------------------------------------------------------------------------------------------
      Hypothetical (5% return before expenses)                       $ 1,000.00   $ 1,023.80       $1.00         0.20%

      Wells Fargo Advantage Money Market Trust
--------------------------------------------------------------------------------------------------------------------------
      Actual                                                         $ 1,000.00   $ 1,019.50       $1.00         0.20%
--------------------------------------------------------------------------------------------------------------------------
      Hypothetical (5% return before expenses)                       $ 1,000.00   $ 1,023.80       $1.00         0.20%

      Wells Fargo Advantage National Tax-Free Money Market Trust
--------------------------------------------------------------------------------------------------------------------------
      Actual                                                         $ 1,000.00   $ 1,013.30       $1.00         0.20%
--------------------------------------------------------------------------------------------------------------------------
      Hypothetical (5% return before expenses)                       $ 1,000.00   $ 1,023.80       $1.00         0.20%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER - 11.71%
$     1,725,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                      3.11%        03/07/2006    $     1,725,000
     11,000,000    CALIFORNIA STATEWIDE CDA                                              3.18         03/01/2006         11,000,000
      5,100,000    GOLDEN GATE BRIDGE                                                    3.10         03/16/2006          5,100,000
      1,150,000    INTERMOUNTAIN POWER AGENCY                                            3.20         05/11/2006          1,150,000
      1,475,000    LOS ANGELES CA DEPARTMENT OF AIRPORT                                  3.10         03/08/2006          1,475,000
      1,000,000    LOS ANGELES CA DEPARTMENT OF AIRPORT                                  3.15         03/08/2006          1,000,000
      2,000,000    LOS ANGELES METROPOLITAN TRANSPORTATION                               3.10         03/07/2006          2,000,000
      1,300,000    LOS ANGELES METROPOLITAN TRANSPORTATION                               3.10         03/16/2006          1,300,000
      1,500,000    LOS ANGELES METROPOLITAN TRANSPORTATION                               3.05         04/05/2006          1,500,000
      2,000,000    PORT OF OAKLAND CA                                                    3.10         03/07/2006          2,000,000
      2,000,000    PORT OF OAKLAND CA                                                    3.03         03/08/2006          2,000,000
      2,545,000    PORT OF OAKLAND CA                                                    3.08         03/10/2006          2,545,000
      3,825,000    PORT OF OAKLAND CA                                                    3.14         03/14/2006          3,825,000
      4,450,000    RIVERSIDE CITY TEETER FINANCE                                         3.08         04/06/2006          4,450,000
      3,300,000    UNIVERSITY OF CALIFORNIA                                              3.00         03/02/2006          3,300,000
      1,800,000    UNIVERSITY OF CALIFORNIA                                              2.90         03/09/2006          1,800,000
      3,575,000    UNIVERSITY OF CALIFORNIA                                              2.93         03/09/2006          3,575,000
      2,700,000    UNIVERSITY OF CALIFORNIA                                              3.10         03/16/2006          2,700,000
      4,400,000    UNIVERSITY OF CALIFORNIA                                              3.20         04/05/2006          4,400,000

TOTAL COMMERCIAL PAPER (COST $56,845,000)                                                                                56,845,000
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES - 89.38%

CALIFORNIA - 85.12%
      3,000,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                   MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)~+/-          3.21         07/15/2035          3,000,000
      3,100,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                   MFHR GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA
                   (HOUSING REVENUE LOC)~+/-                                             3.21         09/15/2032          3,100,000
      2,550,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                   MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)~+/-             3.24         03/15/2037          2,550,000
      2,000,000    ABAG FINANCE AUTHORITY FOR NONPROFIT FAMILY CORPORATIONS
                   CALIFORNIA BERKELEYAN PROJECT A (OTHER REVENUE, FNMA
                   INSURED)~+/-                                                          3.21         05/15/2033          2,000,000
      2,500,000    ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A (OTHER REVENUE,
                   AMBAC INSURED)~+/-                                                    2.95         11/01/2034          2,500,000
      1,440,000    ALAMEDA-CONTRA COSTA CA SCHOOLS FINANCING AUTHORITY CTFS
                   PARTICIPATION CAPITAL IMPROVEMENTS FINANCING PROJECTS LEASE
                   REVENUE SERIES G (LEASE REVENUE LOC, AMBAC INSURED)~+/-               3.18         08/01/2024          1,440,000
      2,100,000    ALVORD CA UNIVERSITY SCHOOL DISTRICT FINANCING CORPORATION
                   CTFS PARTICIPATION REFINANCING PROJECT LEASE REVENUE (LEASE
                   REVENUE, KBC BANK NV LOC)~+/-                                         3.18         09/01/2019          2,100,000
      1,300,000    APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524
                   (PROPERTY TAX REVENUE LOC)~+/-                                        3.21         08/01/2012          1,300,000
        250,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E2 (HOUSING
                   REVENUE)~+/-                                                          3.23         02/01/2035            250,000
      4,055,000    CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
                   REVENUE)~+/-                                                          3.23         02/01/2038          4,055,000
      2,840,000    CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING
                   REVENUE LOC)~+/-                                                      3.23         08/01/2036          2,840,000
      4,000,000    CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES A
                   (HEALTH FACILITIES FINANCING AUTHORITY REVENUE, JP MORGAN CHASE
                   BANK LOC)~+/-                                                         2.93         09/01/2025          4,000,000
      4,265,000    CALIFORNIA HFFA REVENUE SERIES B (HEALTH FACILITIES FINANCING
                   AUTHORITY REVENUE LOC, MBIA INSURED)~+/-                              2.94         09/01/2028          4,265,000
      2,205,000    CALIFORNIA HOME MORTGAGE SERIES C (HOUSING REVENUE, FIRST
                   SECURITY BANK LOC)~+/-                                                3.20         08/01/2022          2,205,000
      2,310,000    CALIFORNIA HOME MORTGAGE SERIES C (HOUSING REVENUE, FIRST
                   SECURITY BANK LOC)~+/-                                                3.20         08/01/2031          2,310,000
        945,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR
                   FISH HOUSE FOODS INCORPORATED PROJECT (ECONOMIC DEVELOPMENT
                   REVENUE, COMERICA BANK CA LOC)~+/-                                    3.25         09/01/2024            945,000

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                                   PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)

$     2,750,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SAN
                   FRANCISCO BALLET ASSOCIATION (ECONOMIC DEVELOPMENT REVENUE
                   LOC)~+/-                                                              3.18%        07/01/2032    $     2,750,000
      1,955,000    CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
                   SOUTHERN CALIFORNIA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED
                   IRISH BANK PLC LOC)~+/-                                               2.95         09/01/2025          1,955,000
      6,840,000    CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY SERIES A
                   (EDUCATIONAL FACILITIES REVENUE LOC)                                  4.00         07/06/2006          6,869,676
      3,020,000    CALIFORNIA SERIES H (HEALTH FACILITIES FINANCING AUTHORITY
                   REVENUE, BANK OF AMERICA NA LOC)~+/-                                  3.15         07/01/2035          3,020,000
      8,300,000    CALIFORNIA SERIES I (HEALTH FACILITIES FINANCING AUTHORITY
                   REVENUE, BANK OF AMERICA NA LOC)~+/-                                  3.19         07/01/2035          8,300,000
      1,250,000    CALIFORNIA SERIES J (HEALTH FACILITIES FINANCING AUTHORITY
                   REVENUE, BANK OF AMERICA NA LOC)~+/-                                  3.15         07/01/2033          1,250,000
      1,960,000    CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B3
                   (PROPERTY TAX REVENUE, CITIBANK NA LOC)~+/-                           3.23         12/01/2032          1,960,000
      1,975,000    CALIFORNIA STATE DWR CENTER VALLEY PROJECT SERIES 127 (WATER
                   REVENUE, FGIC INSURED)~+/-                                            3.21         12/01/2028          1,975,000
     11,295,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1 (POWER
                   REVENUE)~+/-                                                          2.97         05/01/2022         11,295,000
      4,220,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUES SERIES C4 (POWER
                   REVENUE, JP MORGAN LOC)~+/-                                           3.18         05/01/2022          4,220,000
     11,170,000    CALIFORNIA STATE DWR POWER SUPPLY SERIES C1 (POWER REVENUE,
                   DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                                 3.22         05/01/2022         11,170,000
      2,100,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER
                   REVENUE)~+/-                                                          3.22         05/01/2011          2,100,000
      6,800,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G13 (WATER
                   REVENUE)~+/-                                                          3.17         05/01/2018          6,800,000
      4,550,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G4 (WATER REVENUE,
                   FIRST SECURITY BANK LOC)~+/-                                          3.15         05/01/2016          4,550,000
      2,000,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G5 (WATER REVENUE,
                   FIRST SECURITY BANK LOC)~+/-                                          3.13         05/01/2016          2,000,000
      4,750,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER
                   REVENUE)~+/-                                                          3.15         05/01/2017          4,750,000
      3,150,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G9 (WATER
                   REVENUE)~+/-                                                          3.22         05/01/2018          3,150,000
        990,000    CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446
                   (ECONOMIC DEVELOPMENT REVENUE LOC)~+/-                                3.21         01/01/2012            990,000
      1,185,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES 927 (ECONOMIC
                   DEVELOPMENT REVENUE LOC)~+/-                                          3.19         07/01/2013          1,185,000
      7,415,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES C10 (SALES TAX
                   REVENUE LOC)~+/-                                                      3.17         07/01/2023          7,415,000
      5,165,000    CALIFORNIA STATE PUBLIC WORKS BOARD CTFS SERIES D (LEASE
                   REVENUE, AMBAC INSURED)~+/-                                           3.21         12/01/2019          5,165,000
      4,700,000    CALIFORNIA STATE PUTTERS SERIES 142 (GENERAL OBLIGATION -
                   STATES, TERRITORIES LOC, FGIC INSURED)~+/-                            3.21         12/01/2029          4,700,000
      4,675,000    CALIFORNIA STATE ROCS RR II R2167 (FGIC INSURED)~+/-                  3.21         02/01/2020          4,675,000
        260,000    CALIFORNIA STATE SERIES B SUBSERIES B6 (OTHER REVENUE, KBC
                   BANK NV LOC)~+/-                                                      2.95         05/01/2040            260,000
      1,900,000    CALIFORNIA STATE SERIES B3 (GENERAL OBLIGATION - STATES,
                   TERRITORIES LOC)~+/-                                                  3.17         05/01/2033          1,900,000
      1,800,000    CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC-B-5
                   (PROPERTY TAX REVENUE LOC)~+/-                                        3.15         05/01/2034          1,800,000
      2,540,000    CALIFORNIA STATEWIDE CDA FOUNTAINS SEACLIFF APARTMENTS SERIES
                   Y (HOUSING REVENUE, FNMA INSURED)~+/-                                 3.24         10/15/2035          2,540,000
      1,195,000    CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
                   (MULTI-FAMILY HOUSING REVENUE, US BANK NA LOC)~+/-                    3.00         11/01/2031          1,195,000
      3,200,000    CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C~+/-                3.27         01/20/2031          3,200,000
      1,000,000    CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
                   (HOUSING REVENUE LOC)~+/-                                             3.25         12/01/2011          1,000,000
      4,660,000    CALIFORNIA STATEWIDE CDA MFHR GREENBACK MANOR APARTMENTS
                   SERIES A COLLATERALIZED BY FHLB (MULTI-FAMILY HOUSING REVENUE
                   LOC)~+/-                                                              3.43         02/01/2028          4,660,000

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     2,000,000    CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE
                   LOC)~+/-                                                              3.25%        04/15/2035    $     2,000,000
      3,000,000    CALIFORNIA UNIVERSITY OF SAN FRANCISCO SERIES 2005B
                   (EDUCATIONAL FACILITIES REVENUE, BANK OF AMERICA NA LOC)
                   ~+/-                                                                  3.13         10/01/2035          3,000,000
      1,755,000    CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT COLLATERALIZED
                   BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)~+/-                        3.24         10/15/2026          1,755,000
      1,300,000    CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
                   SERIES H COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE
                   LOC)~+/-                                                              3.16         10/15/2029          1,300,000
      1,300,000    CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
                   REMARKETED 09/28/94 (MULTI-FAMILY HOUSING REVENUE LOC)~+/-            3.17         11/15/2022          1,300,000
      5,005,000    CORONA CA COP (LEASE REVENUE, MBIA INSURED)~+/-                       3.22         03/01/2011          5,005,000
      2,350,000    FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER
                   REVENUE LOC)~+/-                                                      3.15         09/01/2025          2,350,000
      2,900,000    GLENN CA IDA LAND O' LAKES INCORPORATED PROJECT (INDUSTRIAL
                   DEVELOPMENT REVENUE LOC)~+/-                                          3.30         09/01/2007          2,900,000
      1,115,000    HILLSBOROUGH CA COP WATER & SEWER SYSTEMS PROJECTS SERIES A
                   (PROPERTY TAX REVENUE, JP MORGAN CHASE BANK LOC)~+/-                  3.18         06/01/2033          1,115,000
      1,200,000    IRVINE CA IMPROVEMENT BOND ACT OF 1915 DISTRICT 85-7-I
                   (SPECIAL TAX REVENUE LOC)~+/-                                         3.19         09/02/2011          1,200,000
      2,000,000    LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                   PROJECT SERIES C (HOUSING REVENUE LOC)~+/-                            3.16         12/01/2026          2,000,000
      1,000,000    LONG BEACH CA (HARBOR DEPARTMENT REVENUE, FGIC INSURED)~+/-           3.23         05/15/2017          1,000,000
      3,800,000    LONG BEACH CA COMMUNITY COLLEGE DISTRICT (EDUCATIONAL
                   FACILITIES REVENUE, CITIBANK NA LOC)~+/-                              3.21         05/01/2030          3,800,000
      1,580,000    LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE
                   LOC, FGIC INSURED)~+/-                                                3.22         05/15/2020          1,580,000
      4,220,000    LONG BEACH CA HARBOR REVENUE SERIES A (AIRPORT REVENUE
                   LOC)~+/-                                                              3.20         05/15/2027          4,220,000
        675,000    LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                   REVENUE LOC)~+/-                                                      3.13         04/01/2030            675,000
      1,725,000    LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                   REVENUE LOC)~+/-                                                      3.02         10/15/2038          1,725,000
      5,500,000    LOS ANGELES CA PA 554 (GENERAL OBLIGATION - STATES,
                   TERRITORIES, MERRILL LYNCH CAPITAL SERVICES LOC)~+/-                  3.22         09/01/2015          5,500,000
      5,500,000    LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US
                   BANK NA LOC)~+/-                                                      3.15         07/01/2035          5,500,000
      6,970,000    LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE)
                   ~+/-                                                                  3.15         07/01/2035          6,970,000
      5,530,000    LOS ANGELES CA SANITATION EQUIPMENT PROJECT 3343 (OTHER
                   REVENUE, FGIC INSURED)~+/-                                            3.22         02/01/2019          5,530,000
      4,100,000    LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)~+/-                       3.15         07/01/2035          4,100,000
      5,520,000    LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT
                   LOCAL DE FRANCE LOC)~+/-                                              3.18         07/01/2035          5,520,000
      2,710,000    LOS ANGELES CA USD SERIES 1179 (PROPERTY TAX REVENUE, MBIA
                   INSURED)~+/-                                                          3.22         07/01/2019          2,710,000
      5,200,000    LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
                   APARTMENTS-B (HOUSING REVENUE LOC)~+/-                                3.06         06/01/2010          5,200,000
      3,000,000    LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                   REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)~+/-                  3.21         07/01/2016          3,000,000
      1,980,000    LOS ANGELES COUNTY CA TRAN SERIES A (PROPERTY TAX REVENUE LOC)        4.00         06/30/2006          1,985,867
     11,600,000    METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES C (WATER
                   REVENUE LOC)~+/-                                                      3.15         07/01/2027         11,600,000
      4,400,000    MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE
                   SERIES SG 66 (ELECTRIC REVENUE LOC, MBIA INSURED)~+/-                 3.21         10/01/2015          4,400,000
      2,625,000    MSR PUBLIC POWER AGENCY CA UTILITY TAX REVENUE SAN JUAN PROJECT
                   SERIES F (POWER REVENUE LOC, MBIA INSURED)~+/-                        2.92         07/01/2022          2,625,000
      5,000,000    MT DIABLO CA USD TRAN (PROPERTY TAX REVENUE)                          4.25         10/27/2006          5,040,866
      2,565,000    OAKLAND CA SEWER REVENUE SERIES 631 (SEWER REVENUE LOC)~+/-           3.21         06/15/2012          2,565,000
      7,965,000    OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                   SERIES C1 (LEASE REVENUE LOC)~+/-                                     3.17         02/01/2025          7,965,000
      5,845,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT
                   PROJECT SERIES C (HOUSING REVENUE, FHLMC INSURED)~+/-                 3.16         12/01/2029          5,845,000

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                                   PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     7,000,000    ORANGE COUNTY CA SANITATION DISTRICT COP (LEASE REVENUE LOC,
                   AMBAC INSURED)~+/-                                                    3.15%        08/01/2013     $    7,000,000
      2,100,000    ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE,
                   LLOYDS LOC)~+/-                                                       3.13         08/01/2042          2,100,000
        640,000    PERRIS CA UNIFIED HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE
                   LOC)~+/-                                                              3.22         09/01/2026            640,000
      8,300,000    PITTSBURG CA RDA TAX ALLOCATION LOS MEDANOS COMMUNITY SERIES
                   A (TAX ALLOCATION REVENUE LOC)~+/-                                    2.95         09/01/2035          8,300,000
      3,040,000    PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K (AIRPORT
                   REVENUE LOC, FGIC INSURED)~+/-                                        3.20         11/01/2021          3,040,000
      3,380,000    POWAY CA USD SERIES 1889 (PROPERTY TAX REVENUE, MBIA
                   INSURED)~+/-                                                          3.22         02/01/2011          3,380,000
      2,290,000    REDONDO BEACH CA AGENCY MFHR (HOUSING REVENUE LOC)~+/-                3.20         10/15/2034          2,290,000
      4,985,000    ROARING FORK MUNICIPAL PRODUCTS LLC CLASS A (PROPERTY TAX
                   REVENUE, AMBAC INSURED)~+/-                                           3.19         06/15/2021          4,985,000
      5,000,000    SACRAMENTO CA METROPOLITAN FIRE DISTRICT TRAN (OTHER REVENUE)         3.75         06/28/2006          5,018,750
      2,500,000    SACRAMENTO CA MUD ELECTRIC REVENUE (POWER REVENUE LOC)~+/-            3.21         08/15/2017          2,500,000
      3,350,000    SACRAMENTO CA MUD FLOATER PA 1180 (UTILITIES REVENUE, FGIC
                   INSURED)~+/-                                                          3.22         02/15/2011          3,350,000
      3,000,000    SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT
                   SERIES I (HOUSING REVENUE LOC)~+/-                                    3.24         05/15/2034          3,000,000
      5,060,000    SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR (HOUSING REVENUE
                   LOC)~+/-                                                              3.18         08/01/2034          5,060,000
      3,225,000    SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING (WATER &
                   SEWER REVENUE)~+/-                                                    3.21         12/01/2035          3,225,000
     17,275,000    SACRAMENTO COUNTY CA TRAN SERIES A                                    4.00         07/10/2006         17,356,113
      7,755,000    SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN
                   SERIES A (TAX REVENUE LOC)                                            4.00         07/14/2006          7,794,661
      4,485,000    SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN
                   SERIES B (TAX REVENUE LOC)                                            4.00         07/14/2006          4,507,617
      3,800,000    SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN
                   APARTMENTS SERIES B (HOUSING REVENUE LOC)~+/-                         3.24         01/15/2035          3,800,000
      1,760,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B
                   (LEASE REVENUE, AMBAC INSURED)~+/-                                    3.23         02/15/2026          1,760,000
      5,000,000    SAN DIEGO CA USD SERIES PA 1245 (PROPERTY TAX REVENUE, FIRST
                   SECURITY BANK LOC)~+/-                                                3.22         07/01/2011          5,000,000
      1,275,000    SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES
                   REVENUE LOC)~+/-                                                      3.22         07/01/2022          1,275,000
      2,000,000    SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER
                   REVENUE, MBIA INSURED)~+/-                                            3.21         11/01/2010          2,000,000
      1,250,000    SAN FRANCISCO CA CITY & COUNTY RDA ANTONIA MANOR APARTMENTS
                   (HOUSING REVENUE, CITIBANK NA LOC)~+/-                                3.20         12/01/2033          1,250,000
      3,005,000    SAN FRANCISCO CA CITY & COUNTY RDA MFHR NAMIKI APARTMENTS
                   PROJECT SERIES C (MULTI-FAMILY HOUSING REVENUE, CITIBANK NA
                   LOC)~+/-                                                              3.20         11/01/2036          3,005,000
      8,700,000    SAN JOSE CA CINNABAR COMMONS SERIES C (HOUSING REVENUE, BANK
                   OF AMERICA NA LOC)~+/-                                                3.20         02/01/2037          8,700,000
      2,280,000    SAN JOSE CA RDA SERIES 149 (TAX INCREMENTAL REVENUE, MBIA
                   INSURED)~+/-                                                          3.22         08/01/2027          2,280,000
      1,600,000    SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION~+/-                   3.20         08/01/2035          1,600,000
        300,000    SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT
                   SERIES E (MULTI-FAMILY HOUSING REVENUE LOC, FGIC INSURED)~+/-         3.16         11/15/2017            300,000
      1,690,000    SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                   MBIA INSURED)~+/-                                                     3.22         08/01/2025          1,690,000
      2,550,000    SONOMA COUNTY CA TRAN (OTHER REVENUE)                                 4.25         10/16/2006          2,570,984
        800,000    TULARE CA LOCAL HEALTH CARE DISTRICT (HEALTHCARE FACILITIES
                   REVENUE, US BANK NA LOC)~+/-                                          2.95         12/01/2032            800,000
      3,200,000    UNION CITY CA MFHR HOUSING MISSION SIERRA SERIES A (HOUSING
                   REVENUE LOC)~+/-                                                      3.16         07/15/2029          3,200,000
      1,995,000    UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES
                   479 (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC, MBIA
                   INSURED)~+/-                                                          3.19         09/01/2022          1,995,000
        385,000    UNIVERSITY OF CALIFORNIA REVENUE (COLLEGE & UNIVERSITY REVENUE
                   LOC)~+/-                                                              3.21         05/15/2033            385,000
      1,765,000    VICTORVILLE CA RDA SERIES 485 (TAX INCREMENTAL REVENUE, FIRST
                   SECURITY BANK LOC)~+/-                                                3.21         12/01/2019          1,765,000

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
CALIFORNIA (CONTINUED)
$     5,380,000    WALNUT CA ENERGY CONTROL AUTHORITY POINTE 2335 (ELECTRIC
                   REVENUE, AMBAC INSURED)~+/-                                           3.22%        01/01/2021    $     5,380,000

                                                                                                                        412,944,534
                                                                                                                    ---------------
OTHER - 1.58%
      5,000,000    ABN AMRO MUNITOPS CTFS TR 1998-20 MUNITOPS CERTIFICATES
                   (OTHER REVENUE LOC, AMBAC INSURED)+/-                                 3.18         07/05/2006          5,000,000
      2,680,000    ABN AMRO MUNITOPS CTFS TR 2000-5 MUNITOPS CERTIFICATES
                   (OTHER REVENUE  LOC, FGIC INSURED)~+/-++                              3.23         05/07/2008          2,680,000

                                                                                                                          7,680,000
                                                                                                                    ---------------

PUERTO RICO - 2.68%
      6,575,000    EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A (TOLL ROAD
                   REVENUE, FIRST SECURITY BANK LOC)~+/-                                 3.21         07/01/2027          6,575,000
      2,500,000    EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A (OTHER REVENUE
                   LOC)~+/-                                                              3.21         10/01/2034          2,500,000
      1,500,000    PUERTC RICO ELECTRIC POWER AUTHORITY (POWER REVENUE, MBIA
                   INSURED)~+/-                                                          3.22         07/01/2033          1,500,000
      2,415,000    PUERTO RICO COMMONWEALTH (OTHER REVENUE, SCOTIABANK LOC)              4.50         07/28/2006          2,427,330

                                                                                                                         13,002,330
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $433,626,864)                                                                       433,626,864
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $490,471,864)*                   101.09%                                                                      $   490,471,864
OTHER ASSETS AND LIABILITIES, NET       (1.09)                                                                           (5,308,088)
                                       ------                                                                       ---------------

TOTAL NET ASSETS                       100.00%                                                                      $   485,163,776
                                       ======                                                                       ===============

~ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                                   PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING - 0.77%
$    20,000,000    FHLB                                                                  4.00%        08/18/2006    $    20,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $20,000,000)                                                                 20,000,000
                                                                                                                    ---------------

ASSET-BACKED SECURITIES - 0.31%
        189,729    AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-CF CLASS
                   A1                                                                    3.84         09/06/2006            189,729
      5,120,006    HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                      4.22         11/15/2006          5,120,006
      2,655,791    USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A1                          4.17         11/09/2006          2,655,791

TOTAL ASSET-BACKED SECURITIES (COST $7,965,526)                                                                           7,965,526
                                                                                                                    ---------------

CERTIFICATES OF DEPOSIT - 2.92%
     45,000,000    BARCLAYS BANK PLC                                                     4.14         09/20/2006         45,000,000
     13,000,000    BARCLAYS BANK PLC NEW YORK                                            4.00         03/01/2006         13,000,000
     18,000,000    BNP PARIBAS LONDON                                                    4.92         11/07/2006         18,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $76,000,000)                                                                         76,000,000
                                                                                                                    ---------------

COMMERCIAL PAPER - 22.20%
     10,000,000    AMSTEL FUNDING CORPORATION^                                           4.42         03/15/2006          9,982,811
     20,000,000    AMSTEL FUNDING CORPORATION^                                           4.44         05/26/2006         19,787,867
     19,000,000    CAIRN HIGH GRADE I LLC^                                               4.55         04/21/2006         18,877,529
     65,000,000    CC USA INCORPORATED^                                                  4.41         03/10/2006         64,928,338
     25,000,000    CEDAR SPRINGS CAPITAL COMPANY^                                        4.52         04/18/2006         24,849,333
     50,000,000    CRC FUNDING LLC^                                                      4.46         04/11/2006         49,746,028
     23,771,000    CULLINAN FINANCE CORPORATION^                                         3.90         03/23/2006         23,714,346
     20,000,000    DEER VALLEY FUNDING LLC^                                              4.45         04/12/2006         19,896,167
     40,000,000    EIFFEL FUNDING LLC^                                                   4.41         03/20/2006         39,906,900
     25,000,000    FCAR OWNER TRUST SERIES I^                                            4.53         06/07/2006         24,691,708
     30,000,000    GOVCO INCORPORATED^                                                   4.72         05/26/2006         29,661,733
     55,000,000    GRAMPIAN FUNDING LLC^                                                 4.10         03/29/2006         54,824,611
     20,000,000    GRAMPIAN FUNDING LLC^                                                 4.72         05/31/2006         19,761,378
     20,000,000    HARRIER FINANCE FUNDING US LLC^                                       4.46         05/04/2006         19,841,422
     12,075,000    IOWA STUDENT LOAN LIQUIDITY COMPANY^                                  4.60         03/29/2006         12,031,798
     40,136,000    KLIO II FUNDING CORPORATION^                                          4.45         04/05/2006         39,962,356
     28,500,000    MORGAN STANLEY                                                        4.62         07/11/2006         28,500,000
     25,000,000    SEDNA FINANCE INCORPORATED^                                           4.33         03/01/2006         25,000,000
     25,000,000    TANGO FINANCE CORPORATION^                                            4.39         03/03/2006         24,993,903
     26,423,000    WESTPAC BANKING CORPORATION^                                          4.75         06/30/2006         26,001,150

TOTAL COMMERCIAL PAPER (COST $576,959,378)                                                                              576,959,378
                                                                                                                    ---------------

CORPORATE BONDS & NOTES - 2.73%
      5,000,000    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                        4.18         09/22/2006          5,000,000
     45,000,000    LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                  4.59         06/02/2006         45,010,833
      6,000,000    MCDONALD'S CORPORATION+/-++                                           4.49         03/07/2006          6,000,922
     15,000,000    ROYAL BANK OF SCOTLAND NEW YORK SERIES YCD+/-                         4.51         10/04/2006         14,997,986

TOTAL CORPORATE BONDS & NOTES (COST $71,009,741)                                                                         71,009,741
                                                                                                                    ---------------

EXTENDABLE BONDS - 10.85%
     15,000,000    3M COMPANY++                                                          5.65         12/12/2006         15,097,659
      5,000,000    AMERICAN GENERAL FINANCE+/-++                                         4.60         03/15/2007          5,000,000
     22,000,000    BANK OF IRELAND+/-++                                                  4.54         03/20/2007         22,000,000
     20,000,000    COMMONWEALTH BANK AUSTRIA+/-++                                        4.54         03/23/2007         20,000,000

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
EXTENDABLE BONDS (CONTINUED)
$    25,000,000    GENERAL ELECTRIC CAPITAL CORPORATION+/-                               4.67%        03/09/2007   $    25,000,000
     30,000,000    ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                          4.65         03/09/2007        30,000,000
     18,000,000    IRISH LIFE & PERMANENT+/-++                                           4.57         03/22/2007        18,000,000
     20,000,000    ISLANDS BANK+/-++                                                     4.62         03/22/2007        20,000,000
     15,000,000    KAUPTHING BANK HF SERIES MTN+/-++                                     4.63         03/20/2007        15,000,000
     13,000,000    MERCK & COMPANY INCORPORATED+/-++                                     4.52         02/22/2007        12,934,334
     10,000,000    MORGAN STANLEY+/-                                                     4.62         03/02/2007        10,000,000
     24,000,000    NORDEA BANK AB+/-++                                                   4.55         03/09/2007        24,000,000
     25,000,000    NORTHERN ROCK PLC+/-++                                                4.65         10/20/2006        25,010,689
     30,000,000    NORTHERN ROCK PLC+/-++                                                4.50         01/09/2007        30,002,932
     10,000,000    NORTHERN ROCK PLC+/-++                                                4.61         02/02/2007        10,000,000

TOTAL EXTENDABLE BONDS (COST $282,045,614)                                                                             282,045,614
                                                                                                                   ---------------
MEDIUM TERM NOTES - 10.78%
     30,000,000    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     4.55         12/11/2006        29,997,670
     31,900,000    BANK OF AMERICA SECURITIES+/-~                                        4.63         09/09/2034        31,900,000
      9,000,000    BEAR STEARNS COMPANIES INCORPORATED+/-                                4.73         08/28/2006         9,000,000
     30,300,000    BEAR STEARNS COMPANIES INCORPORATED+/-~                               4.68         09/09/2049        30,300,000
     15,000,000    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                    4.66         05/03/2006        14,999,746
     40,000,000    CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                    4.74         05/19/2006        40,000,000
     39,500,000    CULLINAN FINANCE CORPORATION SERIES MTN+/-++                          4.53         12/20/2006        39,493,324
     37,540,000    GOLDMAN SACHS GROUP INCORPORATED+/-                                   4.81         10/27/2006        37,582,636
     20,000,000    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                           4.53         12/15/2006        19,996,762
     17,000,000    LIQUID FUNDING LIMITED+/-++                                           4.59         09/29/2006        17,000,000
     10,000,000    NATIONWIDE BUILDING SOCIETY+/-++                                      4.60         01/05/2007        10,000,000

TOTAL MEDIUM TERM NOTES (COST $280,270,138)                                                                            280,270,138
                                                                                                                   ---------------

MUNICIPAL BONDS & NOTES - 0.45%
     11,710,000    NEW MEXICO INCORPORATED HOUSING AUTHORITY REGION III LEASE
                   PURCHASE PROGRAM SERIES A (HOUSING REVENUE, SOCIETE GENERALE
                   LOC)+/-                                                               4.65         06/01/2008         11,710,000

TOTAL MUNICIPAL BONDS & NOTES (COST $11,710,000)                                                                         11,710,000
                                                                                                                    ---------------

PROMISSORY NOTES - 3.39%
     68,200,000    CITIGROUP GLOBAL+/-~                                                  4.63         09/09/2049         68,200,000
     20,000,000    GOLDMAN SACHS GROUP INCORPORATED+/-++                                 4.48         01/26/2007         20,000,000

TOTAL PROMISSORY NOTES (COST $88,200,000)                                                                                88,200,000
                                                                                                                    ---------------

TIME DEPOSITS - 11.85%
     68,000,000    DEXIA BANK SA BRUSSELS                                                4.53         03/07/2006         68,000,000
     66,000,000    FORTIS BANK GRAND CAYMAN                                              4.52         03/06/2006         66,000,000
     33,000,000    KBC BANK NV BRUSSELS                                                  4.53         03/01/2006         33,000,000
     65,000,000    RABOBANK LONDON                                                       4.52         03/01/2006         65,000,000
     31,000,000    SOCIETE GENERALE CANADA                                               4.52         03/02/2006         31,000,000
     45,000,000    SOCIETE GENERALE CAYMAN                                               4.56         03/01/2006         45,000,000

TOTAL TIME DEPOSITS (COST $308,000,000)                                                                                 308,000,000
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                                   PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
REPURCHASE AGREEMENTS - 33.93%
$   131,000,000    BANC AMERICA SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $131,016,630)                              4.57%        03/01/2006    $   131,000,000

    258,000,000    BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $258,032,752)                   4.57         03/01/2006        258,000,000

     77,000,000    DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $77,009,796)                               4.58         03/01/2006         77,000,000

     23,797,000    GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $23,800,014)                    4.56         03/01/2006         23,797,000

     22,000,000    GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $22,002,805)                    4.59         03/01/2006         22,000,000

     62,000,000    GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
                   GOVERNMENT SECURITIES (MATURITY VALUE $62,023,250)                    4.50         03/03/2006         62,000,000

     50,000,000    MORGAN STANLEY - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $50,006,264)                               4.51         03/01/2006         50,000,000

    258,000,000    MORGAN STANLEY - 102% COLLATERALIZED BY US GOVERNMENT
                   SECURITIES (MATURITY VALUE $258,032,752)                              4.57         03/01/2006        258,000,000

TOTAL REPURCHASE AGREEMENTS (COST $881,797,000)                                                                         881,797,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,603,957,397)*                        100.18%                                                               $ 2,603,957,397
OTHER ASSETS AND LIABILITIES, NET              (0.18)                                                                    (4,899,659)
                                              ------                                                                ---------------

TOTAL NET ASSETS                              100.00%                                                               $ 2,599,057,738
                                              ======                                                                ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER - 13.37%
$    14,685,000    CALIFORNIA STATEWIDE CDA                                              3.18%        03/01/2006    $    14,685,000
      6,800,000    HARRIS COUNTY TX                                                      3.07         03/08/2006          6,800,000
        700,000    HARRIS COUNTY TX                                                      3.20         05/09/2006            700,000
      1,000,000    HARRIS COUNTY TX HOSPITAL DISTRICT                                    2.92         03/07/2006          1,000,000
      1,475,000    HARRIS COUNTY TX SERIES B                                             3.18         05/08/2006          1,475,000
      2,500,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                             3.18         03/08/2006          2,500,000
        718,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                             3.20         03/14/2006            718,000
      2,000,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                             3.20         03/16/2006          2,000,000
      1,000,000    ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                             3.12         04/11/2006          1,000,000
      1,431,000    JOHNS HOPKINS UNIVERSITY                                              3.18         03/09/2006          1,431,000
      1,200,000    LAS VEGAS NV VALLEY WATER                                             3.20         03/14/2006          1,200,000
      2,460,000    LAS VEGAS NV VALLEY WATER                                             3.12         04/11/2006          2,460,000
      2,600,000    MARYLAND HEALTH & HIGHER EDUCATION                                    3.14         05/09/2006          2,600,000
      1,200,000    MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                 3.20         03/16/2006          1,200,000
        800,000    MASSECHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                 3.12         04/11/2006            800,000
      1,000,000    MONTGOMERY COUNTY MD                                                  3.11         03/08/2006          1,000,000
      3,800,000    MONTGOMERY COUNTY MD                                                  3.22         03/13/2006          3,800,000
      2,000,000    MONTGOMERY COUNTY PA IDA                                              3.10         04/03/2006          2,000,000
      5,600,000    NORTH CAROLINA CAPITAL FACILITIES                                     3.19         04/05/2006          5,600,000
      3,000,000    NORTH CAROLINA CAPITAL FACILITIES                                     3.11         04/06/2006          3,000,000
        400,000    PALM BEACH COUNTY FL SCHOOL DISTRICT                                  3.00         03/09/2006            400,000
      4,000,000    ROCHESTER MN HEALTH CARE SERIES 00-B                                  3.10         04/10/2006          4,000,000
      6,335,000    ROCHESTER MN HEALTH CARE SERIES 88-E                                  3.10         04/10/2006          6,335,000
      3,000,000    ROCHESTER MN HEALTH CARE SERIES 92-B                                  3.10         04/10/2006          3,000,000
      1,675,000    TEXAS PUBLIC FINANCE AUTHORITY                                        3.12         04/11/2006          1,675,000
      3,000,000    UNIVERSITY OF MINNESOTA                                               3.21         04/04/2006          3,000,000
      3,644,000    UNIVERSITY OF TEXAS SYSTEM                                            3.05         03/13/2006          3,644,000
      2,090,000    UNIVERSITY OF TEXAS SYSTEM                                            3.12         04/11/2006          2,090,000

TOTAL COMMERCIAL PAPER (COST $80,113,000)                                                                                80,113,000
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES - 89.05%

ALABAMA - 4.66%
      6,000,000    BIRMINGHAM AL PUBLIC EDUCATIONAL BUILDING AUTHORITY STUDENT
                   HOUSING REVENUE (OTHER REVENUE LOC)~+/-                               3.19         07/01/2037          6,000,000
      3,700,000    COLUMBIA AL IDA SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)~+/-         2.95         06/01/2022          3,700,000
      5,245,000    COLUMBIA AL IDA SERIES B (POLLUTION CONTROL REVENUE)~+/-              2.95         05/01/2022          5,245,000
     13,000,000    JEFFERSON COUNTY AL SEWER REVENUE SERIES A (SEWER REVENUE
                   LOC)~+/-                                                              3.20         02/01/2042         13,000,000

                                                                                                                         27,945,000
                                                                                                                    ---------------
ALASKA - 0.83%
      4,990,000    CIVIC VENTURES AK SERIES D-01 (TAX REVENUE, MBIA INSURED)~            3.23         09/01/2022          4,990,000
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                                   PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
ARIZONA - 2.53%
$     7,555,000    ARIZONA BANNER HEALTH SERIES B (HEALTHCARE FACILITIES REVENUE,
                   FGIC INSURED)~+/-                                                     3.18%        01/01/2035    $     7,555,000
      5,015,000    ARIZONA TOURISM & SPORTS AUTHORITY MULTI-PURPOSE STADIUM
                   FACULTY SERIES A (SPORTS FACILITIES REVENUE, AMBAC INSURED)~+/-       3.20         07/01/2036          5,015,000
      2,000,000    MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                   INSURED)~+/-                                                          3.18         04/15/2030          2,000,000
        610,000    SALT RIVER AZ PIMA MARICOPA INDIAN COMMUNITY (OTHER REVENUE,
                   BANK OF AMERICA NA LOC)~+/-                                           3.19         10/01/2025            610,000

                                                                                                                         15,180,000
                                                                                                                    ---------------

CALIFORNIA - 14.08%
      4,200,000    AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP
                   SERIES A (HOUSING REVENUE LOC)~+/-                                    3.16         09/15/2033          4,200,000
        550,000    CALIFORNIA SERIES H (HEALTH FACILITIES FINANCING AUTHORITY
                   REVENUE, BANK OF AMERICA NA LOC)~+/-                                  3.15         07/01/2035            550,000
        300,000    CALIFORNIA SERIES J (HEALTH FACILITIES FINANCING AUTHORITY
                   REVENUE, BANK OF AMERICA NA LOC)~+/-                                  3.15         07/01/2033            300,000
      5,510,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUES SERIES C4 (POWER
                   REVENUE, JP MORGAN LOC)~+/-                                           3.18         05/01/2022          5,510,000
     25,190,000    CALIFORNIA STATE DWR POWER SUPPLY SERIES C1 (POWER REVENUE,
                   DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                                 3.22         05/01/2022         25,190,000
      2,500,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G4 (WATER REVENUE,
                   FIRST SECURITY BANK LOC)~+/-                                          3.15         05/01/2016          2,500,000
      3,750,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G5 (WATER REVENUE,
                   FIRST SECURITY BANK LOC)~+/-                                          3.13         05/01/2016          3,750,000
      4,885,000    CALIFORNIA STATE ECONOMIC RECOVERY (SALES TAX REVENUE, FGIC
                   INSURED)~+/-                                                          3.22         07/01/2015          4,885,000
        860,000    CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446
                   (ECONOMIC DEVELOPMENT REVENUE LOC)~+/-                                3.21         01/01/2012            860,000
      1,645,000    CALIFORNIA STATE ECONOMIC RECOVERY SERIES C10 (SALES TAX
                   REVENUE LOC)~+/-                                                      3.17         07/01/2023          1,645,000
      5,450,000    HILLSBOROUGH CA COP WATER & SEWER SYSTEMS PROJECTS SERIES A
                   (PROPERTY TAX REVENUE, JP MORGAN CHASE BANK LOC)~+/-                  3.18         06/01/2033          5,450,000
        669,000    IRVINE CA IMPROVEMENT BOARD ACT 1915 DISTRICT #93-14 (SPECIAL
                   TAX REVENUE LOC)~+/-                                                  2.90         09/02/2025            669,000
      3,415,000    LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)~+/-           3.22         07/01/2022          3,415,000
      7,970,000    LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                   REVENUE (TRANSPORTATION REVENUE LOC, FSA INSURED)~+/-                 3.21         07/01/2025          7,970,000
        440,000    ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT
                   PROJECT SERIES C (HOUSING REVENUE, FHLMC INSURED)~+/-                 3.16         12/01/2029            440,000
      7,045,000    ORANGE COUNTY CA SANITATION DISTRICT COP (LEASE REVENUE LOC,
                   AMBAC INSURED)~+/-                                                    3.15         08/01/2013          7,045,000
        590,000    PITTSBURG CA RDA TAX ALLOCATION LOS MEDANOS COMMUNITY SERIES A
                   (TAX ALLOCATION REVENUE LOC)~+/-                                      2.95         09/01/2035            590,000
      2,960,000    RIVERSIDE SAN BERNADINO CA HOUSING & FINANCE AGENCY LEASE
                   REVENUE SERIES A (HOUSING REVENUE, SOCIETE GENERALE LOC)~+/-          3.13         07/01/2006          2,960,000
        580,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS A
                   (LEASE REVENUE, AMBAC INSURED)~+/-                                    3.23         02/15/2026            580,000
      4,935,000    SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C
                   (LEASE REVENUE, AMBAC INSURED)~+/-                                    3.23         02/15/2026          4,935,000
        910,000    UNIVERSITY OF CALIFORNIA REVENUE (COLLEGE & UNIVERSITY REVENUE
                   LOC)~+/-                                                              3.21         05/15/2033            910,000

                                                                                                                         84,354,000
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLORADO - 2.00%
$     8,345,000    ARAPOHOE COUNTY CO WATER AND WASTEWATER AUTHORITY REVENUE~+/-         3.21%        12/01/2033    $     8,345,000
      1,700,000    ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK LOC)~+/-         3.20         11/01/2020          1,700,000
      1,935,000    FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                   (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)~+/-         3.23         01/01/2025          1,935,000

                                                                                                                         11,980,000
                                                                                                                    ---------------
DELAWARE - 0.13%
        800,000    KENT COUNTY DE STUDENT HOUSING (COLLEGE & UNIVERSITY REVENUE,
                   WACHOVIA BANK LOC)~+/-                                                3.20         07/01/2036            800,000
                                                                                                                    ---------------
FLORIDA - 0.73%
      1,300,000    ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY OAK HAMMOCK
                   UNIVERSITY OF FLORIDA PROJECT SERIES A (HEALTHCARE FACILITIES
                   REVENUE, BNP PARIBAS LOC)~+/-                                         3.00         10/01/2032          1,300,000
        500,000    FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                   (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)~+/-                3.35         12/01/2014            500,000
      2,545,000    ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A
                   (INDUSTRIAL DEVELOPMENT REVENUE, BANK OF AMERICA NA LOC)~+/-          3.24         05/01/2027          2,545,000

                                                                                                                          4,345,000
                                                                                                                    ---------------
GEORGIA - 2.47%
      1,330,000    FULTON COUNTY GA DEVELOPMENT AUTHORITY ALFRED & ADELE DAVIS
                   (OTHER REVENUE, WACHOVIA BANK LOC)~+/-                                3.20         12/01/2019          1,330,000
      1,000,000    FULTON COUNTY GA DEVELOPMENT AUTHORITY SERIES 960 (COLLEGE &
                   UNIVERSITY REVENUE, MBIA INSURED)~+/-                                 3.21         05/01/2036          1,000,000
      7,840,000    FULTON COUNTY GA NORTHSIDE SERIES A (HOSPITAL REVENUE,
                   WACHOVIA BANK LOC)~+/-                                                3.20         10/01/2018          7,840,000
      4,600,000    GEORGIA LOCAL GOVERNMENT COP SERIES K (GENERAL OBLIGATION -
                   POLITICAL SUBDIVISION)~+/-                                            3.28         12/01/2022          4,600,000

                                                                                                                         14,770,000
                                                                                                                    ---------------
ILLINOIS - 8.22%
      2,955,000    CHANNAHON IL MORRIS HOSPITAL SERIES A (HEALTHCARE FACILITIES
                   REVENUE, US BANK NA LOC)~+/-                                          3.21         12/01/2023          2,955,000
      5,350,000    CHICAGO IL O'HARE INTERNATIONAL AIRPORT (AIRPORT REVENUE, MBIA
                   INSURED)~+/-                                                          3.22         01/01/2026          5,350,000
      8,100,000    CHICAGO IL SERIES 21B (PROPERTY TAX REVENUE, MBIA INSURED)~+/-        3.18         01/01/2037          8,100,000
      2,300,000    CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC INSURED)~+/-        3.22         01/01/2027          2,300,000
      2,175,000    COOK COUNTY IL GO CTFS SERIES 458 (PROPERTY TAX REVENUE, FGIC
                   INSURED)~+/-                                                          3.21         11/15/2028          2,175,000
        999,939    EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A (GENERAL
                   OBLIGATION - STATES, TERRITORIES, FGIC INSURED)~+/-                   3.22         02/01/2027            999,939
      5,500,000    EAGLE TAX-EXEMPT TRUST CTF 20021306 CLASS A (RECREATIONAL
                   FACILITIES REVENUE LOC, FGIC INSURED)~+/-                             3.22         01/01/2029          5,500,000
        950,000    ELMHURST IL REVENUE JOINT COMMISSION ACCREDITATION (HEALTHCARE
                   FACILITIES REVENUE LOC)~+/-                                           3.20         07/01/2018            950,000
      4,000,000    HOFFMAN ESTATES IL HOFFMAN ESTATES ECONOMIC (TAX REVENUE,
                   NORTHERN TRUST CORPORATION LOC)~+/-                                   3.19         01/01/2010          4,000,000
     10,000,000    ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GENERAL
                   OBLIGATION - STATES, TERRITORIES, NORTHERN TRUST CORPORATION
                   LOC)~+/-                                                              3.19         09/01/2035         10,000,000
      2,615,000    ILLINOIS STATE NEWBERRY LIBRARY (OTHER REVENUE, NORTHERN TRUST
                   CORPORATION LOC)~+/-                                                  3.27         03/01/2028          2,615,000
      1,800,000    ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC
                   INSURED)~+/-                                                          3.22         11/01/2012          1,800,000
      1,300,000    ILLINOIS STATE SERIES G (GENERAL OBLIGATION - STATES,
                   TERRITORIES)~+/-                                                      3.26         05/01/2012          1,300,000
      1,200,000    UNIVERSITY ILLINOIS UIC SOUTH CAMPUS PROJECT SERIES A (COLLEGE
                   & UNIVERSITY REVENUE, FGIC INSURED)~+/-                               3.19         01/15/2022          1,200,000

                                                                                                                         49,244,939
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                                   PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
INDIANA - 4.20%
$       400,000    HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE
                   REVENUE, MBIA INSURED)~+/-                                            3.22%        07/15/2012    $       400,000
      7,320,000    INDIANA HFFA DEACONESS HOSPITAL INCORPORATION (HEALTHCARE
                   FACILITIES REVENUE, FIFTH THIRD BANK LOC)~+/-                         3.19         01/01/2022          7,320,000
      2,000,000    INDIANA HFFA REVENUE CAPITAL ACCESS DESIGNATED POOL
                   (HEALTHCARE FACILITIES REVENUE LOC)~+/-                               3.20         01/01/2020          2,000,000
      1,245,000    INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
                   SERIES A (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)~+/-          3.05         10/01/2032          1,245,000
      1,600,000    INDIANA PROJECT A (HEALTH FACILITIES FINANCING AUTHORITY
                   REVENUE, COMERCIA BANK CA LOC)~+/-                                    3.05         01/01/2035          1,600,000
      1,700,000    INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE ST.
                   MARY PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK ONE INDIANA
                   NA LOC)~+/-                                                           3.27         02/15/2026          1,700,000
      1,490,000    INDIANAPOLIS IN THERMAL ENERGY SYSTEM PUTTERS SERIES 700
                   (OTHER REVENUE LOC)~+/-                                               3.22         04/01/2010          1,490,000
      9,385,000    ST. JOSEPH COUNTY IN EDUCATIONAL FACILITY (EDUCATIONAL
                   FACILITIES REVENUE)~+/-                                               3.17         03/01/2040          9,385,000

                                                                                                                         25,140,000
                                                                                                                    ---------------

IOWA - 3.57%
      4,500,000    IOWA FINANCE AUTHORITY EDUCATIONAL FACILITY HOLY FAMILY
                   CATHOLIC SCHOOLS (EDUCATIONAL FACILITIES REVENUE, ALLIED
                   IRISH BANK PLC LOC)~+/-                                               3.05         03/01/2036          4,500,000
        400,000    IOWA FINANCE AUTHORITY REVENUE (RECREATIONAL FACILITIES
                   REVENUE LOC)~+/-                                                      3.05         06/01/2033            400,000
      9,675,000    IOWA HIGHER EDUCATION LOAN AUTHORITY LORAS COLLEGE PROJECT
                   (COLLEGE & UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA
                   LOC)~+/-                                                              3.00         11/01/2030          9,675,000
      6,810,000    IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
                   (COLLEGE & UNIVERSITY REVENUE LOC)~+/-                                3.00         04/01/2033          6,810,000

                                                                                                                         21,385,000
                                                                                                                    ---------------

KANSAS - 0.68%
      4,100,000    KANSAS STATE DEVELOPMENT FINANCE AUTHORITY REVENUE VLG SHALOM
                   OBLIGATION GROUP SERIES BB (HEALTHCARE FACILITIES
                   REVENUE LOC)~+/-                                                      3.00         11/15/2028          4,100,000
                                                                                                                    ---------------

LOUISIANA - 2.42%
      3,990,000    EAST BATON ROUGE PARISH LA (SALES TAX REVENUE, AMBAC INSURED)
                   ~+/-                                                                  3.22         02/01/2024          3,990,000
      1,300,000    LAKE CHARLES LA HARBOR & TERMINAL DISTRICT PORT FACILITIES
                   (INDUSTRIAL DEVELOPMENT REVENUE, BANQUE NATIONALE PARIS
                   LOC)~+/-                                                              3.23         08/01/2007          1,300,000
      1,110,000    LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)~+/-            3.28         09/01/2033          1,110,000
      3,795,000    LOUISIANA LOCAL GOVERNMENT ENVIRONMENT FACILITIES COMMUNITY
                   SHREVEPORT UTILITY SYSTEM PROJECT (INDUSTRIAL DEVELOPMENT
                   REVENUE, FIRST SECURITY BANK LOC)~+/-                                 3.20         10/01/2026          3,795,000
      4,300,000    LOUISIANA PUBLIC FACILITY AUTHORITY CHRISTUS HEALTH SUBSERIES
                   C2 (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)~+/-                 3.19         07/01/2041          4,300,000

                                                                                                                         14,495,000
                                                                                                                    ---------------

MICHIGAN - 4.80%
      3,175,000    DETROIT MI (WATER REVENUE, MBIA INSURED)~+/-                          3.21         01/01/2011          3,175,000
      1,185,000    LIVONIA MI PUBLIC SCHOOL DISTRICT ROCS RR II R 6002 (PROPERTY
                   TAX REVENUE, MBIA INSURED)~+/-                                        3.22         05/01/2023          1,185,000
      2,470,000    MICHIGAN MUNICIPAL AUTHORITY (STATE & LOCAL GOVERNMENTS, JP
                   MORGAN CHASE BANK LOC)                                                4.25         08/18/2006          2,483,612
      7,000,000    MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES B (HEALTHCARE
                   FACILITIES REVENUE)~+/-                                               3.18         11/15/2033          7,000,000
     11,000,000    MICHIGAN STATE SERIES A (PROPERTY TAX REVENUE)                        4.50         09/29/2006         11,077,083
      3,860,000    MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION ORCHESTRA
                   PLACE RENEWAL PROJECT (OTHER REVENUE, STANDARD FEDERAL
                   BANK LOC)~+/-                                                         3.21         09/01/2022          3,860,000

                                                                                                                         28,780,695
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL          SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
MINNESOTA - 8.01%
$       645,000    ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                   REVENUE, FNMA INSURED)~+/-                                            3.18%        11/15/2033    $       645,000
        100,000    BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MULTI-FAMILY HOUSING
                   REVENUE, FNMA INSURED)~+/-                                            3.18         07/15/2030            100,000
        355,000    CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HEALTHCARE
                   FACILITIES REVENUE, BANK OF NEW YORK LOC)~+/-                         3.00         11/01/2035            355,000
      4,190,000    COHASSET MN POWER & LIGHT COMPANY PROJECT A (INDUSTRIAL
                   DEVELOPMENT REVENUE, LASALLE NATIONAL BANK NA LOC)~+/-                3.21         06/01/2020          4,190,000
        500,000    COHASSET MN POWER & LIGHT COMPANY PROJECT D (POWER REVENUE
                   LOC)~+/-                                                              3.21         12/01/2007            500,000
      1,450,000    COHASSET MN POWER & LIGHT PROJECT SERIES C (INDUSTRIAL
                   DEVELOPMENT REVENUE LOC, ABN AMRO BANK INSURED)~+/-                   3.21         06/01/2013          1,450,000
      2,500,000    DAKOTA COUNTY MN HOUSING & RDA PROJECT 484 (MULTI-FAMILY
                   HOUSING REVENUE, FHLMC INSURED)~+/-                                   3.23         12/01/2022          2,500,000
      8,160,000    EAGAN MN MFHR FLOATS PT 1221 (MULTI-FAMILY HOUSING REVENUE
                   LOC)~+/-                                                              3.23         12/01/2029          8,160,000
      2,100,000    HOPKINS MN INDEPENDENT SCHOOL DISTRICT #270 (PROPERTY TAX
                   REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                      3.75         08/07/2006          2,107,932
        735,000    INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                   (HOUSING REVENUE, FNMA INSURED)~+/-                                   3.18         05/15/2035            735,000
      1,500,000    MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                   PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)~+/-                  3.23         10/01/2031          1,500,000
      1,680,000    MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                   (AIRPORT REVENUE, FGIC INSURED)~+/-                                   3.22         01/01/2023          1,680,000
      6,650,000    MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE FAIRVIEW HEALTH
                   SERVICES SERIES B (HEALTHCARE FACILITIES REVENUE LOC)~+/-             3.07         11/15/2026          6,650,000
      1,830,000    MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING
                   PROGRAM CTFS (LEASE REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                   INSURED)                                                              4.00         09/12/2006          1,839,904
      2,500,000    MINNESOTA STATE (PROPERTY TAX REVENUE)                                5.00         08/01/2006          2,522,089
        130,000    MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY
                   SCHOLASTICA SERIES A (HOUSING REVENUE, MARSHALL & ISLEY
                   BANK LOC)~+/-                                                         3.00         12/01/2034            130,000
      7,000,000    MINNESOTA STATE PROJECT 3211 (COLLEGE & UNIVERSITY REVENUE,
                   MBIA INSURED)~+/-                                                     3.22         10/01/2026          7,000,000
      1,075,000    MINNESOTA STATE ST. THOMAS UNIVERSITY SERIES 6H (OTHER
                   REVENUE, BANK OF NEW YORK LOC)~+/-                                    3.22         10/01/2032          1,075,000
      2,665,000    MINNETONKA MN MINNETONKA HILLS APARTMENTS (MULTI-FAMILY
                   HOUSING REVENUE, FNMA INSURED)~+/-                                    3.18         11/15/2031          2,665,000
        995,000    ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                   COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)~+/-              3.05         11/01/2022            995,000
        410,000    ST. LOUIS PARK MN KNOLLWOOD PLACE (MULTI-FAMILY HOUSING
                   REVENUE, FNMA INSURED)~+/-                                            3.18         10/01/2035            410,000
        390,000    ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                   ALLIED IRISH BANK PLC LOC)~+/-                                        3.00         10/01/2025            390,000
        355,000    ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
                   REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                        3.05         03/01/2012            355,000

                                                                                                                         47,954,925
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                                   PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
MISSOURI - 3.17%
$     3,600,000   JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE,
                  FIFTH THIRD BANK LOC)~+/-                                             3.25%         01/01/2030    $     3,600,000
      3,900,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A
                  (COLLEGE & UNIVERSITY REVENUE LOC)~+/-                                3.00          04/01/2027          3,900,000
        735,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY ST.
                  FRANCIS MEDICAL CENTER SERIES A (HEALTHCARE FACILITIES
                  REVENUE, BANK OF AMERICA NA LOC)~+/-                                  3.00          06/01/2026            735,000
      3,750,000   MISSOURI STATE HEALTH & EDUCATIONAL FACILITY AUTHORITY
                  ROCKHURST UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, BANK OF
                  AMERICA NA LOC)~+/-                                                   3.00          11/01/2032          3,750,000
      7,000,000   MISSOURI STATE HEATH & EDUCATIONAL FACILITIES AUTHORITY
                  WASHINGTON UNIVERSITY SERIES B (COLLEGE & UNIVERSITY
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)~+/-                        2.95          02/15/2034          7,000,000

                                                                                                                         18,985,000
                                                                                                                    ---------------

NEVADA - 1.81%
      6,100,000   CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A (AIRPORT
                  REVENUE LOC)~+/-                                                      3.18          07/01/2012          6,100,000
        230,000   WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
                  INSURED)~+/-                                                          3.22          06/01/2020            230,000
      4,505,000   WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, MBIA
                  INSURED)~+/-                                                          3.22          06/01/2018          4,505,000

                                                                                                                         10,835,000
                                                                                                                    ---------------
NEW HAMPSHIRE - 0.52%
      3,100,000   NEW HAMPSHIRE STATE EAR BOARD PARTNERSHIP PROJECT (MULTI-FAMILY
                  HOUSING REVENUE, FNMA INSURED)~+/-                                    3.20          09/15/2026          3,100,000
                                                                                                                    ---------------
NEW JERSEY - 1.08%
      6,425,000   NEW JERSEY STATE TRAN SERIES A (GENERAL OBLIGATION - STATES,
                  TERRITORIES)                                                          4.00          06/23/2006          6,442,581
                                                                                                                    ---------------
NEW MEXICO - 0.23%
      1,400,000   NEW MEXICO HOUSING AUTHORITY REGION III ARBORS COURTYARD
                  APARTMENTS SERIES A1 (MULTI-FAMILY HOUSING REVENUE, FNMA
                  INSURED)~+/-                                                          3.18          01/15/2033          1,400,000
                                                                                                                    ---------------
NEW YORK - 3.51%
     16,050,000   METROPOLITAN TRANSPORTATION AUTHORITY NEW YORK SUBSERIES G2
                  (TRANSPORTATION REVENUE, BANQUE NATIONALE PARIS LOC)~+/-              2.91          11/01/2026         16,050,000
      5,000,000   NEW YORK NY SUBSERIES E3 (PROPERTY TAX REVENUE, BANK OF AMERICA
                  NA LOC)~+/-                                                           3.17          08/01/2034          5,000,000

                                                                                                                         21,050,000
                                                                                                                    ---------------
NORTH CAROLINA - 1.65%
      2,075,000   CHARLOTTE-MECKLENBERG NC HOSPITAL AUTHORITY CAROLINAS
                  HEALTHCARE SERIES B (OTHER REVENUE, BANK OF AMERICA
                  NA LOC)~+/-                                                           2.93          01/15/2026          2,075,000
      7,790,000   MECKLENBURG COUNTY NC SERIES B (PROPERTY TAX REVENUE, WACHOVIA
                  BANK LOC)~+/-                                                         3.17          02/01/2026          7,790,000

                                                                                                                          9,865,000
                                                                                                                    ---------------
OHIO - 0.17%
        205,000   FRANKLIN COUNTY OH TRINITY HEALTH CREDIT C2 (HEALTHCARE
                  FACILITIES REVENUE, FGIC INSURED)~+/-                                 3.21          12/01/2038            205,000
        800,000   HAMILTON COUNTY OH HEALTH CARE FACILITIES REVENUE DEACONESS
                  LONG TERM CARE SERIES A (HEALTHCARE FACILITIES REVENUE
                  LOC)~+/-                                                              3.23          05/15/2030            800,000

                                                                                                                          1,005,000
                                                                                                                    ---------------
OKLAHOMA - 1.39%
      8,300,000   UNIVERSITY OF OKLAHOMA HOSPITALS TRUSTS SERIES A (HEALTHCARE
                  FACILITIES REVENUE, BANK OF AMERICA NA LOC)~+/-                       3.19          08/15/2035          8,300,000
                                                                                                                    ---------------
OREGON - 0.17%
      1,000,000   OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL
                  SERVICES LOC)~+/-                                                     3.23          05/01/2010          1,000,000
                                                                                                                    ---------------

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
OTHER - 1.07%
$         2,731   PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST SERIES 2002
                  (LEASE REVENUE)+/-                                                    3.38%         07/19/2006    $         2,731
      6,425,000   SUNAMERICA TRUST (OTHER REVENUE, FHLMC INSURED)~+/-                   3.33          07/01/2041          6,425,000

                                                                                                                          6,427,731
                                                                                                                    ---------------
PENNSYLVANIA - 2.34%
         50,000   BEAVER COUNTY PA IDA TOLEDO EDISON COMPANY PROJECT (INDUSTRIAL
                  DEVELOPMENT REVENUE, BARCLAYS BANK PLC LOC)~+/-                       3.18          06/01/2030             50,000
      5,000,000   PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                  STUDENT HOUSING REVENUE (OTHER REVENUE LOC)~+/-                       3.23          11/01/2036          5,000,000
        450,000   PENNSYLVANIA STATE HONEYSUCKLE STUDENT HOLDING SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)~+/-         3.20          07/01/2034            450,000
      4,000,000   PHILADELPHIA PA (WATER REVENUE, FIRST SECURITY BANK LOC)~+/-          3.18          06/15/2023          4,000,000
      4,500,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT REVENUES
                  GIRARD ESTATE ARAMARK PJ (INDUSTRIAL DEVELOPMENT REVENUE
                  LOC)~+/-                                                              3.20          06/01/2032          4,500,000

                                                                                                                         14,000,000
                                                                                                                    ---------------
PUERTO RICO - 0.33%
      1,955,000   EAGLE TAX EXEMPT TRUST CTF 20025102 CLASS A (TOLL ROAD REVENUE,
                  FIRST SECURITY BANK LOC)~+/-                                          3.21          07/01/2027          1,955,000
                                                                                                                    ---------------
SOUTH CAROLINA - 2.01%
      2,100,000   CHARLESTON SC SERIES 2003A (WATER REVENUE, BANK OF AMERICA NA
                  LOC)~+/-                                                              3.19          01/01/2033          2,100,000
      1,465,000   EAGLE TAX-EXEMPT TRUST CTF 20004001 CLASS A (UTILITIES REVENUE
                  LOC, MBIA INSURED)~+/-                                                3.22          01/01/2022          1,465,000
      8,500,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                  DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL (INDUSTRIAL
                  DEVELOPMENT REVENUE LOC)~+/-                                          3.20          08/01/2029          8,500,000

                                                                                                                         12,065,000
                                                                                                                    ---------------
TENNESSEE - 1.49%
      4,515,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                  BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)~+/-             3.19          11/01/2027          4,515,000
      2,000,000   EAGLE TAX-EXEMPT TRUST CTF 20004202 CLASS A (LEASE REVENUE LOC,
                  AMBAC INSURED)~+/-                                                    3.22          10/01/2027          2,000,000
      2,430,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER REVENUE,
                  BANK OF AMERICA NA LOC)~+/-                                           3.00          02/01/2036          2,430,000

                                                                                                                          8,945,000
                                                                                                                    ---------------
TEXAS - 5.17%
      5,280,000   DALLAS TX PUTTER 598 (PROPERTY TAX REVENUE, JP MORGAN CHASE
                  BANK LOC)~+/-                                                         3.22          02/15/2011          5,280,000
      4,100,000   EAGLE TAX-EXEMPT TRUST CTF 20024301 CLASS A (PROPERTY TAX
                  REVENUE LOC, PSFG INSURED)~+/-                                        3.22          08/15/2020          4,100,000
        760,000   HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JUNIOR LIEN RODEO
                  SERIES C (SPORTS FACILITIES REVENUE, MBIA INSURED)~+/-                3.25          11/15/2030            760,000
      1,100,000   HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE, SOCIETE
                  GENERALE LOC)~+/-                                                     3.22          11/15/2029          1,100,000
      3,800,000   KATY TX INDEPENDENT SCHOOL DISTRICT SERIES C (PROPERTY TAX
                  REVENUE)~+/-                                                          3.18          08/15/2036          3,800,000
      3,060,000   LAREDO TX HOUSING DEVELOPMENT CORPORATION #1 SERIES 618 (LEASE
                  REVENUE, AMBAC INSURED)~+/-                                           3.22          02/01/2010          3,060,000
      5,000,000   LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES A
                  (HEALTHCARE FACILITIES REVENUE, ALLIED IRISH BANK PLC
                  LOC)~+/-                                                              3.05          02/15/2028          5,000,000
      1,305,000   POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
                  (HOSPITAL REVENUE, JP MORGAN CHASE BANK LOC)~+/-                      3.22          11/01/2026          1,305,000
      1,500,000   PORT ARTHUR TX NAVAL DISTRICT INDUSTRIAL REVENUE TEXACO
                  INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT REVENUE LOC)~+/-         3.00          10/01/2024          1,500,000

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                                   PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
TEXAS (CONTINUED)
$     1,055,000   SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA INSURED)~+/-             3.18%         05/15/2033    $     1,055,000
      4,000,000   TEXAS STATE TAX & ANTICIPATION NOTES
                  (GENERAL OBLIGATION - STATES, TERRITORIES)                            4.50          08/31/2006          4,029,335

                                                                                                                         30,989,335
                                                                                                                    ---------------
VIRGINIA - 0.38%
      2,265,000   LOUDOUN COUNTY VA SANATATION AUTHORITY WATER & SEWER REVENUE
                  (WATER REVENUE LOC)~+/-                                               3.22          01/01/2024          2,265,000
                                                                                                                    ---------------
WASHINGTON - 0.48%
      2,600,000   EVERETT WA (PROPERTY TAX REVENUE LOC, BANK OF AMERICA
                  NA LOC)~+/-                                                           3.24          12/01/2021          2,600,000
        265,000   KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FHLMC INSURED)~+/-                                                    3.19          07/01/2035            265,000

                                                                                                                          2,865,000
                                                                                                                    ---------------
WISCONSIN - 1.41%
      3,340,000   WAUKESHA WI SCHOOL DISTRICT TRAN (PROPERTY TAX REVENUE)               4.00          08/22/2006          3,355,605
      3,345,000   WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY RIVERVIEW
                  HOSPITAL ASSOCIATION (HEALTHCARE FACILITIES REVENUE, FIRSTAR
                  BANK NA LOC)~+/-                                                      3.05          10/01/2030          3,345,000
      1,750,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  REVENUE HOSPICE CARE HOLDINGS INCORPORATED (HEALTHCARE
                  FACILITIES REVENUE LOC)~+/-                                           3.19          05/01/2030          1,750,000

                                                                                                                          8,450,605
                                                                                                                    ---------------
WYOMING - 1.34%
      5,000,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                  (POLLUTION CONTROL REVENUE, BARCLAYS BANK PLC LOC)~+/-                3.19          07/01/2015          5,000,000
      3,045,000   UINTA COUNTY WY PCR CHEVRON USA INCORPORATED PROJECT
                  (INDUSTRIAL DEVELOPMENT REVENUE LOC)~+/-                              2.97          08/15/2020          3,045,000

                                                                                                                          8,045,000
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $533,454,811)                                                                       533,454,811
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $613,567,811)*                         102.42%                                                                $   613,567,811
OTHER ASSETS AND LIABILITIES, NET             (2.42)                                                                    (14,503,489)
                                             ------                                                                 ---------------

TOTAL NET ASSETS                             100.00%                                                                $   599,064,322
                                             ======                                                                 ===============

~ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- FEBRUARY 28, 2006

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                                     CALIFORNIA                           NATIONAL
                                                                 TAX-FREE MONEY             MONEY   TAX-FREE MONEY
                                                                   MARKET TRUST      MARKET TRUST     MARKET TRUST
------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ............................   $  490,471,864   $ 1,722,160,397   $  613,567,811
   REPURCHASE AGREEMENTS .....................................                0       881,797,000                0
                                                                 --------------   ---------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...........      490,471,864     2,603,957,397      613,567,811
                                                                 --------------   ---------------   --------------
   CASH ......................................................           83,464            50,788           63,651
   RECEIVABLES FOR INTEREST ..................................        2,928,722         4,286,042        2,342,370
                                                                 --------------   ---------------   --------------
TOTAL ASSETS .................................................      493,484,050     2,608,294,227      615,973,832
                                                                 --------------   ---------------   --------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED .........................        7,016,464                 0       15,485,013
   DIVIDENDS PAYABLE .........................................        1,116,589         8,670,290        1,279,868
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....           64,421           376,172           84,367
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...            1,203               960            1,058
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................          121,597           189,067           59,204
                                                                 --------------   ---------------   --------------
TOTAL LIABILITIES ............................................        8,320,274         9,236,489       16,909,510
                                                                 --------------   ---------------   --------------
TOTAL NET ASSETS .............................................   $  485,163,776   $ 2,599,057,738   $  599,064,322
                                                                 ==============   ===============   ==============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ...........................................   $  485,189,678   $ 2,599,082,140   $  599,096,731
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................            2,801             5,785            2,674
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .....          (28,703)          (30,187)         (35,083)
                                                                 --------------   ---------------   --------------
TOTAL NET ASSETS .............................................   $  485,163,776   $ 2,599,057,738   $  599,064,322
                                                                 --------------   ---------------   --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------------
   NET ASSETS ................................................   $  485,163,776   $ 2,599,057,738   $  599,064,322
   SHARES OUTSTANDING ........................................      485,177,004     2,599,160,462      599,090,169
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ..............   $         1.00   $          1.00   $         1.00
                                                                 --------------   ---------------   --------------
INVESTMENTS AT COST ..........................................   $  490,471,864   $ 2,603,957,397   $  613,567,811
                                                                 ==============   ===============   ==============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS               STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                           CALIFORNIA TAX-FREE
                                                                                            MONEY MARKET TRUST
                                                                                   -----------------------------------
                                                                                             FOR THE           FOR THE
                                                                                        PERIOD ENDED        YEAR ENDED
                                                                                   FEBRUARY 28, 2006    MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ....................................................................   $      14,233,818    $    7,506,073
                                                                                   -----------------    --------------
TOTAL INVESTMENT INCOME                                                                   14,233,818         7,506,073
                                                                                   -----------------    --------------
EXPENSES

   ADMINISTRATION FEES .........................................................             920,964           885,395
   CUSTODY FEES ................................................................             108,349           104,164
   ACCOUNTING FEES .............................................................              43,915            49,685
   PROFESSIONAL FEES ...........................................................              19,752            17,020
   REGISTRATION FEES ...........................................................               1,101               518
   SHAREHOLDER REPORTS .........................................................              11,726             1,000
   TRUSTEES' FEES ..............................................................               6,177             7,092
   OTHER FEES AND EXPENSES .....................................................              10,652             9,922
                                                                                   -----------------    --------------
TOTAL EXPENSES                                                                             1,122,636         1,074,796
                                                                                   -----------------    --------------

LESS:

   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ................................             (38,594)          (32,926)
   NET EXPENSES ................................................................           1,084,042         1,041,870
                                                                                   -----------------    --------------
NET INVESTMENT INCOME (LOSS)                                                              13,149,776         6,464,203
                                                                                   -----------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .............              (4,084)          (16,619)
                                                                                   -----------------    --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ......................................              (4,084)          (16,619)
                                                                                   -----------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .........................              (4,084)          (16,619)
                                                                                   -----------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................   $      13,145,692    $    6,447,584
                                                                                   =================    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS               WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                                                                       NATIONAL TAX-FREE
                                                               MONEY MARKET TRUST                      MONEY MARKET TRUST
                                                       -----------------------------------    -----------------------------------
                                                                 FOR THE           FOR THE              FOR THE           FOR THE
                                                            PERIOD ENDED        YEAR ENDED         PERIOD ENDED        YEAR ENDED
                                                       FEBRUARY 28, 2006    MARCH 31, 2005    FEBRUARY 28, 2006    MARCH 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ........................................   $      81,439,381    $   27,149,511    $      12,723,937    $    4,835,792
                                                       -----------------    --------------    -----------------    --------------
TOTAL INVESTMENT INCOME                                       81,439,381        27,149,511           12,723,937         4,835,792
                                                       -----------------    --------------    -----------------    --------------
EXPENSES

   ADMINISTRATION FEES .............................           3,713,342         2,572,887              803,199           594,874
   CUSTODY FEES ....................................             436,864           302,693               94,494            69,985
   ACCOUNTING FEES .................................             121,526           106,266               40,590            39,944
   PROFESSIONAL FEES ...............................              44,674            21,603               22,090            25,930
   REGISTRATION FEES ...............................                 474               565               16,070               518
   SHAREHOLDER REPORTS .............................              22,597               565               16,190            19,998
   TRUSTEES' FEES ..................................               6,205             7,092                5,308             7,092
   OTHER FEES AND EXPENSES .........................              46,349            25,430                5,684             8,535
                                                       -----------------    --------------    -----------------    --------------
TOTAL EXPENSES                                                 4,392,031         3,037,101            1,003,625           766,876
                                                       -----------------    --------------    -----------------    --------------

LESS:

   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....             (25,443)          (16,522)             (59,230)          (66,992)
   NET EXPENSES ....................................           4,366,588         3,020,579              944,395           699,884
                                                       -----------------    --------------    -----------------    --------------
NET INVESTMENT INCOME (LOSS)                                  77,072,793        24,128,932           11,779,542         4,135,908
                                                       -----------------    --------------    -----------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN
      CURRENCY TRANSLATION .........................              10,768           (30,747)             (16,060)          (15,831)
                                                       -----------------    --------------    -----------------    --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..........              10,768           (30,747)             (16,060)          (15,831)
                                                       -----------------    --------------    -----------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS .....................................              10,768           (30,747)             (16,060)          (15,831)
                                                       -----------------    --------------    -----------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .................................   $      77,083,561    $   24,098,185    $      11,763,482    $    4,120,077
                                                       =================    ==============    =================    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS    STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     CALIFORNIA TAX-FREE
                                                                                      MONEY MARKET TRUST
                                                                   -------------------------------------------------------
                                                                             FOR THE            FOR THE            FOR THE
                                                                        PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                                                   FEBRUARY 28, 2006     MARCH 31, 2005     MARCH 31, 2004
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................   $     556,885,080    $   501,852,748    $   830,713,076

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................          13,149,776          6,464,203          5,199,598
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................              (4,084)           (16,619)            22,320
                                                                   -----------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..................................................          13,145,692          6,447,584          5,221,918
                                                                   -----------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .......................................         (13,149,776)        (6,464,203)        (5,223,825)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ...................                   0            (27,520)                 0
                                                                   -----------------    ---------------    ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................         (13,149,776)        (6,491,723)        (5,223,825)
                                                                   -----------------    ---------------    ---------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ...................................       2,326,057,146      2,140,375,718      1,838,011,372
   REINVESTMENT OF DISTRIBUTIONS ...............................             423,255            184,739            172,313
   COST OF SHARES REDEEMED .....................................      (2,398,197,621)    (2,085,483,986)    (2,167,042,106)
                                                                   -----------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ..........................................         (71,717,220)        55,076,471       (328,858,421)
                                                                   -----------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................         (71,721,304)        55,032,332       (328,860,328)
                                                                   -----------------    ---------------    ---------------
ENDING NET ASSETS ..............................................   $     485,163,776    $   556,885,080    $   501,852,748
                                                                   =================    ===============    ===============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD .................................................       2,326,057,146      2,140,375,718      1,838,011,372
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ..............             423,255            184,739            172,313
   SHARES REDEEMED .............................................      (2,398,197,621)    (2,085,483,986)    (2,167,042,108)
                                                                   -----------------    ---------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..................................         (71,717,220)        55,076,471       (328,858,423)
                                                                   -----------------    ---------------    ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...   $           2,801    $             0    $             0
                                                                   =================    ===============    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS    WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                                                      MONEY MARKET TRUST
                                                                   --------------------------------------------------------
                                                                             FOR THE            FOR THE             FOR THE
                                                                        PERIOD ENDED         YEAR ENDED          YEAR ENDED
                                                                   FEBRUARY 28, 2006     MARCH 31, 2005      MARCH 31, 2004
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................   $   2,070,150,632   $  1,448,899,436    $  1,823,970,186

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................          77,072,793         24,128,932          16,674,800
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................              10,768            (30,747)             (4,424)
                                                                   -----------------   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..................................................          77,083,561         24,098,185          16,670,376
                                                                   -----------------   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .......................................         (77,072,794)       (24,128,932)        (16,812,619)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ...................                   0                  0                   0
                                                                   -----------------   ----------------    ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................         (77,072,794)       (24,128,932)        (16,812,619)
                                                                   -----------------   ----------------    ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ...................................      19,950,279,929     14,808,438,447      15,517,420,971
   REINVESTMENT OF DISTRIBUTIONS ...............................                 151                 87                  56
   COST OF SHARES REDEEMED .....................................     (19,421,383,741)   (14,187,156,591)    (15,892,349,534)
                                                                   -----------------   ----------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ..........................................         528,896,339        621,281,943        (374,928,507)
                                                                   -----------------   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................         528,907,106        621,251,196        (375,070,750)
                                                                   -----------------   ----------------    ----------------
ENDING NET ASSETS ..............................................   $   2,599,057,738   $  2,070,150,632    $  1,448,899,436
                                                                   =================   ================    ================

SHARES ISSUED AND REDEEMED:
   SHARES SOLD .................................................      19,950,279,929     14,808,438,447      15,517,420,971
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ..............                 151                 87                  56
   SHARES REDEEMED .............................................     (19,421,383,741)   (14,187,156,591)    (15,892,349,534)
                                                                   -----------------   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..................................         528,896,339        621,281,943        (374,928,507)
                                                                   -----------------   ----------------    ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...   $           5,785   $              2    $              2
                                                                   =================   ================    ================

                                                                                       NATIONAL TAX FREE
                                                                                      MONEY MARKET TRUST
                                                                   --------------------------------------------------------
                                                                             FOR THE            FOR THE             FOR THE
                                                                        PERIOD ENDED         YEAR ENDED          YEAR ENDED
                                                                   FEBRUARY 28, 2006     MARCH 31, 2005      MARCH 31, 2004
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................   $     293,652,708   $    563,984,655    $    507,048,487

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................          11,779,542          4,135,908           4,490,598
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................             (16,060)           (15,831)             64,078
                                                                   -----------------   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..................................................          11,763,482          4,120,077           4,554,676
                                                                   -----------------   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .......................................         (11,779,542)        (4,135,910)         (4,502,710)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ...................                   0            (64,774)                  0
                                                                   -----------------   ----------------    ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................         (11,779,542)        (4,200,684)         (4,502,710)
                                                                   -----------------   ----------------    ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ...................................       3,099,311,641      2,077,725,612       2,835,760,285
   REINVESTMENT OF DISTRIBUTIONS ...............................             150,571             77,112              46,572
   COST OF SHARES REDEEMED .....................................      (2,794,034,538)    (2,348,054,064)     (2,778,922,655)
                                                                   -----------------   ----------------    ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ..........................................         305,427,674       (270,251,340)         56,884,202
                                                                   -----------------   ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................         305,411,614       (270,331,947)         56,936,168
                                                                   -----------------   ----------------    ----------------
ENDING NET ASSETS ..............................................   $     599,064,322   $    293,652,708    $    563,984,655
                                                                   =================   ================    ================

SHARES ISSUED AND REDEEMED:
   SHARES SOLD .................................................       3,099,311,641      2,077,725,611       2,835,760,284
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ..............             150,572             77,111              46,572
   SHARES REDEEMED .............................................      (2,794,034,538)    (2,348,054,064)     (2,778,922,655)
                                                                   -----------------   ----------------    ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..................................         305,427,675       (270,251,342)         56,884,201
                                                                   -----------------   ----------------    ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...   $           2,674   $            922    $            924
                                                                   =================   ================    ================

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                BEGINNING          NET     NET REALIZED   DISTRIBUTIONS   DISTRIBUTIONS      ENDING
                                                NET ASSET   INVESTMENT   AND UNREALIZED        FROM NET        FROM NET   NET ASSET
                                                VALUE PER       INCOME      GAIN (LOSS)      INVESTMENT        REALIZED   VALUE PER
                                                    SHARE       (LOSS)   ON INVESTMENTS          INCOME           GAINS       SHARE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
-----------------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) .......   $    1.00         0.02             0.00           (0.02)           0.00   $    1.00
APRIL 1, 2004 TO MARCH 31, 2005 .............   $    1.00         0.01             0.00           (0.01)           0.00   $    1.00
APRIL 1, 2003 TO MARCH 31, 2004 .............   $    1.00         0.01             0.00           (0.01)           0.00   $    1.00
APRIL 1, 2002 TO MARCH 31, 2003 .............   $    1.00         0.01             0.00           (0.01)           0.00   $    1.00
APRIL 1, 2001 TO MARCH 31, 2002 .............   $    1.00         0.02             0.00           (0.02)           0.00   $    1.00
APRIL 1, 2000 TO MARCH 31, 2001 .............   $    1.00         0.03             0.00           (0.03)           0.00   $    1.00

MONEY MARKET TRUST
-----------------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) .......   $    1.00         0.03             0.00           (0.03)           0.00   $    1.00
APRIL 1, 2004 TO MARCH 31, 2005 .............   $    1.00         0.02             0.00           (0.02)           0.00   $    1.00
APRIL 1, 2003 TO MARCH 31, 2004 .............   $    1.00         0.01             0.00           (0.01)           0.00   $    1.00
APRIL 1, 2002 TO MARCH 31, 2003 .............   $    1.00         0.02             0.00           (0.02)           0.00   $    1.00
APRIL 1, 2001 TO MARCH 31, 2002 .............   $    1.00         0.03             0.00           (0.03)           0.00   $    1.00
APRIL 1, 2000 TO MARCH 31, 2001 .............   $    1.00         0.06             0.00           (0.06)           0.00   $    1.00

NATIONAL TAX-FREE MONEY MARKET TRUST
-----------------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) .......   $    1.00         0.02             0.00           (0.02)           0.00   $    1.00
APRIL 1, 2004 TO MARCH 31, 2005 .............   $    1.00         0.01             0.00           (0.01)           0.00   $    1.00
APRIL 1, 2003 TO MARCH 31, 2004 .............   $    1.00         0.01             0.00           (0.01)           0.00   $    1.00
APRIL 1, 2002 TO MARCH 31, 2003 .............   $    1.00         0.01             0.00           (0.01)           0.00   $    1.00
APRIL 1, 2001 TO MARCH 31, 2002 .............   $    1.00         0.02             0.00           (0.02)           0.00   $    1.00
APRIL 1, 2000 TO MARCH 31, 2001 .............   $    1.00         0.04             0.00           (0.04)           0.00   $    1.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED, AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                   WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                 ------------------------------------------------                   NET ASSETS AT
                                                 NET INVESTMENT      GROSS   EXPENSES         NET        TOTAL      END OF PERIOD
                                                  INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES    RETURN(2)    (000'S OMITTED)
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
---------------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) .......              2.43%      0.21%     (0.01)%      0.20%        2.26%   $       485,164
APRIL 1, 2004 TO MARCH 31, 2005 .............              1.24%      0.21%     (0.01)%      0.20%        1.24%   $       556,885
APRIL 1, 2003 TO MARCH 31, 2004 .............              0.81%      0.21%     (0.01)%      0.20%        0.82%   $       501,853
APRIL 1, 2002 TO MARCH 31, 2003 .............              1.16%      0.24%     (0.04)%      0.20%        1.18%   $       830,713
APRIL 1, 2001 TO MARCH 31, 2002 .............              1.92%      0.25%     (0.05)%      0.20%        2.01%   $       852,775
APRIL 1, 2000 TO MARCH 31, 2001 .............              3.33%      0.23%     (0.03)%      0.20%        3.41%   $       590,286

MONEY MARKET TRUST
---------------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) .......              3.53%      0.20%      0.00%       0.20%        3.23%   $     2,599,058
APRIL 1, 2004 TO MARCH 31, 2005 .............              1.59%      0.20%      0.00%       0.20%        1.61%   $     2,070,151
APRIL 1, 2003 TO MARCH 31, 2004 .............              0.98%      0.21%     (0.01)%      0.20%        1.00%   $     1,448,899
APRIL 1, 2002 TO MARCH 31, 2003 .............              1.56%      0.23%     (0.03)%      0.20%        1.58%   $     1,823,970
APRIL 1, 2001 TO MARCH 31, 2002 .............              3.02%      0.22%     (0.02)%      0.20%        3.27%   $     1,776,435
APRIL 1, 2000 TO MARCH 31, 2001 .............              6.20%      0.22%     (0.02)%      0.20%        6.44%   $     1,161,092

NATIONAL TAX-FREE MONEY MARKET TRUST
---------------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2005 TO FEBRUARY 28, 2006(3) .......              2.49%      0.21%     (0.01)%      0.20%        2.30%   $       599,064
APRIL 1, 2004 TO MARCH 31, 2005 .............              1.18%      0.22%     (0.02)%      0.20%        1.25%   $       293,653
APRIL 1, 2003 TO MARCH 31, 2004 .............              0.86%      0.21%     (0.01)%      0.20%        0.86%   $       563,985
APRIL 1, 2002 TO MARCH 31, 2003 .............              1.28%      0.22%     (0.02)%      0.20%        1.30%   $       507,048
APRIL 1, 2001 TO MARCH 31, 2002 .............              2.08%      0.24%     (0.04)%      0.20%        2.25%   $       627,773
APRIL 1, 2000 TO MARCH 31, 2001 .............              3.89%      0.25%     (0.05)%      0.20%        4.01%   $       339,791

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at February 28, 2006, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Trust, Money Market Trust, and National Tax-Free Money Market Trust.

      Each Fund, except for the California Tax-Free Money Market Trust, is a diversified series of the Trust. The California Tax-Free Money Market Trust is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of the identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At February 28, 2006, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

                                         Undistributed    Undistributed
                                         Net Investment   Net Realized
Fund                                        Income         Gain/Loss      Paid-in Capital
------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST       $2,801         $(2,801)             $0
------------------------------------------------------------------------------------------
MONEY MARKET TRUST                            5,784          (5,784)              0
------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST          1,752          (1,752)              0
------------------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at February 28, 2006.

NOTES TO FINANCIAL STATEMENTS          WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

      At February 28, 2006, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                  Capital Loss
Fund                                               Year Expires   Carryforwards
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST                2014           $15,884
--------------------------------------------------------------------------------
MONEY MARKET TRUST                                    2013            30,187
--------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST                  2014            20,143
--------------------------------------------------------------------------------

      At February 28, 2006, current period deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                          Deferred Post-October
Fund                                                          Capital Loss
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST                           $12,819
--------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST                              14,940

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC ("Funds Management"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Funds Management. The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the advisory contract, Funds Management does not receive a fee for providing those services.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                 % of Average
                                    Average Daily Net Assets   Daily Net Assets
--------------------------------------------------------------------------------
ALL FUNDS                               First $5 billion             0.17
                                         Next $5 billion             0.16
                                        Over $10 billion             0.15
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                 % of Average
                                                               Daily Net Assets
--------------------------------------------------------------------------------
ALL FUNDS                                                            0.02
--------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended February 28, 2006, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has committed through June 30, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                                  Net Operating
                                                                 Expense Ratios
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST                                0.20%
--------------------------------------------------------------------------------
MONEY MARKET TRUST                                                    0.20%
--------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST                                  0.20%
--------------------------------------------------------------------------------

4. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the period ended February 28, 2006, the year ended March 31, 2005, and March 31, 2004 was as follows:

                                          Tax-Exempt     Ordinary     Long-Term     Dividends Paid
                                            Income        Income     Capital Gain   on Redemptions      Total
Fund                                         2006          2006          2006            2006            2006
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST   $13,149,776   $         0     $     0            $0         $13,149,776
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET TRUST                                 0    77,072,794           0             0          77,072,794
-----------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST      11,779,542             0           0             0          11,779,542
-----------------------------------------------------------------------------------------------------------------

                                          Tax-Exempt     Ordinary     Long-Term     Dividends Paid
                                            Income        Income     Capital Gain   on Redemptions      Total
Fund                                         2005          2005          2005            2005            2005
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST   $ 6,463,601   $       602     $27,520            $0         $ 6,491,723
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET TRUST                                 0    24,128,932           0             0          24,128,932
-----------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST       4,135,373        10,181      55,130             0           4,200,684
-----------------------------------------------------------------------------------------------------------------

                                          Tax-Exempt     Ordinary     Long-Term     Dividends Paid
                                            Income        Income     Capital Gain   on Redemptions      Total
Fund                                         2004          2004          2004            2004            2004
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST   $ 5,199,598   $    24,227     $     0            $0         $ 5,223,825
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET TRUST                                 0    16,812,619           0             0          16,812,619
-----------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST       4,489,856        12,695         159             0           4,502,710
-----------------------------------------------------------------------------------------------------------------

As of February 28, 2006, the components of distributable earnings on a tax basis are shown on the table below.

                         Undistributed  Undistributed                    Unrealized
                           Tax-Exempt      Ordinary    Undistributed    Appreciation   Capital Loss
Fund                         Income         Income     Long-Term Gain  (Depreciation)  Carryforward*     Total
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE
MONEY MARKET TRUST       $   1,119,390  $           0       $0               $0          $(28,703)    $1,090,687
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET TRUST                   0      8,676,075        0                0           (30,187)     8,645,888
-----------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE
MONEY MARKET TRUST           1,282,542              0        0                0           (35,083)     1,247,459
-----------------------------------------------------------------------------------------------------------------

* THIS AMOUNT INCLUDES ANY POST-OCTOBER LOSS, WHICH WILL REVERSE ON THE FIRST DAY OF THE FOLLOWING FISCAL YEAR.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California Tax-Free Money Market Trust Fund, Money Market Trust Fund, and National Tax-Free Money Market Trust Fund (the "Funds"), three of the Funds constituting the Wells Fargo Funds Trust as of February 28, 2006, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2006, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Wells Fargo Funds Trust as of February 28, 2006, the results of their operations, changes in their net assets and their financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.

                                                            /s/ KPMG LLP

Philadelphia, Pennsylvania
April 17, 2006

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

      For federal and California income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code and under Section 17145 of the California Revenue and Taxation Code:

Fund                                     % of the distributions paid from net investment income
------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST                               100
------------------------------------------------------------------------------------------------

      For federal income tax purposes, the following Fund(s) designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

Fund                                     % of the distributions paid from net investment income
------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET TRUST                                 100
------------------------------------------------------------------------------------------------

      Pursuant to Section 871(k)(1)(c) of the Code, the Fund(s) designate(s) the following amount(s) as interest-related dividends:

Fund                                                                                  Amount
------------------------------------------------------------------------------------------------
MONEY MARKET TRUST                                                                  $77,072,787
------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)          WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 140 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE **     PAST FIVE YEARS                 OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987      Chair of Finance, Wake Forest   None
63                                                 University, since 2006.
                                                   Benson-Pruitt Professorship,
                                                   Wake Forest University,
                                                   Calloway School of Business
                                                   and Accountancy, since 1999.
------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998      Chairman, CEO, and Co-          None
63                        (Chairman, since 2005)   Founder of Crystal Geyser
                                                   Water Company, and President
                                                   of Crystal Geyser Roxane
                                                   Water Company.
------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987      Retired. Prior thereto,         None
72                                                 President of Richard M. Leach
                                                   Associates (a financial
                                                   consulting firm).
------------------------------------------------------------------------------------------------------
Olivia S. Mitchell        Trustee, since 2006      Professor of Insurance and      None
53                                                 Risk Management, Wharton
                                                   School, University of
                                                   Pennsylvania. Director of the
                                                   Boettner Center on Pensions
                                                   and Retirement. Research
                                                   Associate and Board Member,
                                                   Penn Aging Research Center.
                                                   Research Associate, National
                                                   Bureau of Economic Research.
------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996      Senior Counselor to the         None
54                                                 public relations firm of
                                                   Himle-Horner, and Senior
                                                   Fellow at the Humphrey
                                                   Institute, Minneapolis,
                                                   Minnesota (a public policy
                                                   organization).
------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996      Principal of the law firm of    None
65                                                 Willeke & Daniels.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE**      PAST FIVE YEARS                 OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987      Private Investor/Real Estate    None
61                                                 Developer. Prior thereto,
                                                   Chairman of White Point
                                                   Capital, LLC until 2005.
------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------
                          POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE        PAST FIVE YEARS                 OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003    Executive Vice President of     None
46                                                 Wells Fargo Bank, N.A. and
                                                   President of Wells Fargo
                                                   Funds Management, LLC. Senior
                                                   Vice President and Chief
                                                   Administrative Officer of
                                                   Wells Fargo Funds Management,
                                                   LLC from 2001 to 2003.
------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000    Vice President and Managing     None
45                                                 Senior Counsel of Wells Fargo
                                                   Bank, N.A. and Senior Vice
                                                   President and Secretary of
                                                   Wells Fargo Funds Management,
                                                   LLC. Vice President and
                                                   Senior Counsel of Wells Fargo
                                                   Bank, N.A. from 1996 to 2003.
------------------------------------------------------------------------------------------------------
A. Erdem Cimen            Treasurer, since 2006    Vice President of Wells Fargo   None
32                                                 Bank, N.A. and Vice President
                                                   of Financial Operations for
                                                   Wells Fargo Funds Management,
                                                   LLC. Vice President and Group
                                                   Finance Officer of Wells
                                                   Fargo Bank, N.A. Auto Finance
                                                   Group from 2004 to 2006. Vice
                                                   President of Portfolio Risk
                                                   Management for Wells Fargo
                                                   Bank, N.A. Auto Finance Group
                                                   in 2004. Vice President of
                                                   Portfolio Research and
                                                   Analysis for Wells Fargo
                                                   Bank, N.A. Auto Finance Group
                                                   from 2001 to 2004. Director
                                                   of Small Business Services
                                                   Risk Management for American
                                                   Express Travel Related
                                                   Services from 2000 to 2001.
------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of February 28, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

LIST OF ABBREVIATIONS                  WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depository Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

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

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO This report and the financial statements ADVANTAGE FUNDS (SM) is available contained herein are submitted for the
free upon request. To obtain           general  information of the  shareholders
literature, please write, e-mail,      of the WELLS FARGO  ADVANTAGE  FUNDS.  If
or call:                               this  report  is  used  for   promotional
                                       purposes, distribution of the report must
WELLS FARGO ADVANTAGE FUNDS            be  accompanied  or preceded by a current
P.O. Box 8266                          prospectus.  For a prospectus  containing
Boston, MA 02266-8266                  more  complete   information,   including
                                       charges      and      expenses,      call
E-mail: wfaf@wellsfargo.com            1-800-222-8222.   Please   consider   the
Retail Investment Professionals:       investment objective,  risks, charges and
888-877-9275                           expenses  of  the  investment   carefully
Institutional Investment               before   investing.    This   and   other
Professionals: 866-765-0778            information  about WELLS FARGO  ADVANTAGE
Web: www.wellsfargo.com/               FUNDS   can  be  found  in  the   current
advantagefunds                         prospectus. Read the prospectus carefully
                                       before you invest or send money.

                                       Wells  Fargo  Funds  Management,  LLC,  a
                                       wholly owned  subsidiary of Wells Fargo &
                                       Company, provides investment advisory and
                                       administrative  services  for  the  WELLS
                                       FARGO ADVANTAGE  FUNDS.  Other affiliates
                                       of Wells  Fargo &  Company  provide  sub-
                                       advisory  and  other   services  for  the
                                       Funds. The Funds are distributed by WELLS
                                       FARGO  FUNDS  DISTRIBUTOR,   LLC,  Member
                                       NASD/SIPC,  an affiliate of Wells Fargo &
                                       Company.

            ---------------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
            ---------------------------------------------------------

--------------------------------------------------------------------------------
(C) 2006 Wells Fargo     www.wellsfargo.com/advantagefunds         RT56117 04-06
Advantage Funds, LLC.                                           AMMT/AR010 02-06
All rights reserved.

                                                                [LOGO]
                                                                WELLS  ADVANTAGE
                                                                FARGO  FUNDS
--------------------------------------------------------------------------------
                                FEBRUARY 28, 2006
--------------------------------------------------------------------------------
                                  Annual Report

[PHOTO OMITTED]
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS(SM)

Wells Fargo Advantage Life Stage - Conservative Portfolio(SM)

Wells Fargo Advantage Life Stage - Moderate Portfolio(SM)

Wells Fargo Advantage Life Stage - Aggressive Portfolio(SM)

                                     WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights ....................................................    2
--------------------------------------------------------------------------------
Portfolio Expenses (Unaudited) ............................................    6
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Life Stage - Conservative Portfolio ....................................    7
   Life Stage - Moderate Portfolio ........................................    8
   Life Stage - Aggressive Portfolio ......................................    9
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   10
   Statements of Operations ...............................................   12
   Statements of Changes in Net Assets ....................................   14
   Financial Highlights ...................................................   16
--------------------------------------------------------------------------------
Notes to Financial Statements .............................................   18
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ...................   23
--------------------------------------------------------------------------------
Other Information (Unaudited) .............................................   24
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   27
--------------------------------------------------------------------------------

              -----------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
              -----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS               WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      I am pleased to provide you with this WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS(SM) annual report for the two-month period that ended February 28, 2006. Some of you may wonder why you are receiving this two-month report when you recently received a 12-month annual report with an ending date of December 31, 2005. With the merger of the WELLS FARGO FUNDS and the Strong Funds in April 2005, the fiscal year-end dates on many of our funds were changed. In the future, the Life Stage Portfolios will have a fiscal year-end date of the last day of February and a semi-annual ending date of August 31. On the following pages, you will find a discussion of the three Portfolios, including the performance highlights, information about the holdings in each Portfolio, and the managers' strategic outlook for 2006.

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

      The U.S. economy continued to show signs of strength. Business spending gained momentum in January and February after closing the fourth quarter of 2005 on the weak side. Orders for capital equipment have improved in recent months, and corporate profits and cash flow seem to be sufficient for maintaining strong levels of capital spending for a while. Finally, defense spending edged upward during the first two months of 2006.

      Spending on cars and trucks slowed in February after unusually strong sales in January. Severe weather in February may have been a factor in the decline. In retail, sales in February declined somewhat from the robust levels seen in January, however, even if consumer spending remains flat for February and March, it would add 4% to GDP growth in the first quarter of 2006. The housing market continued to show signs of decline: mortgage applications were down, and the number of homes listed for sale dropped. While speculative demand has clearly cooled down, sales of single-family homes have remained steady. Mortgage rates are still relatively low.

STOCKS
--------------------------------------------------------------------------------

      Equity markets surged higher in the first month of 2006, as speculation surfaced that the Federal Reserve (the Fed) might shy away from continuing to raise interest rates. All domestic equity indices and almost all international indices were positive in January with small cap growth taking the lead as the top performing asset class, followed closely by small cap value. Investors hoping that large cap equities would make a comeback remained disappointed in January.

      February reversed January's stock news and large cap equities moved to the top performer spot as the other asset classes declined. While one month of improved performance is not predictive, it could be a sign that large cap stocks may be positioned to rotate to the lead as some analysts have forecasted. In sector news, February's reversal recorded significant underperformance for energy after its strong performance in January.

BONDS
--------------------------------------------------------------------------------

      With the January stock rally and long-term interest rates rising, bonds lost ground and performance declined early in 2006. Nevertheless, the bond markets remain accommodative. Bond yields increased in recent weeks amid signs of stronger growth and higher inflation around the world. The yield on the 10-year Treasury Note is now close to the level prevailing before the Fed began raising interest rates in June 2004. Foreign demand for U.S. securities in the bond and equity markets continued to be exceptional.

LOOKING AHEAD
--------------------------------------------------------------------------------

      As 2005 came to a close, there was some worry that the U.S. economy would slow down in 2006 because of a weakening housing sector, higher energy prices, and the lingering effects of Hurricanes Katrina and Rita. Now there is concern that the economy will grow at a rate that the Fed will view as unsustainable for the long term. For example, should the GDP growth rate reach 4% during the first half of 2006, the Fed may become sensitive to increased pressures on inflation. Given the uncertainty of these and other market forces, we believe that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers -- our subadvisers -- chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent long-term results offers our investors a firmer footing to navigate changing market conditions and move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM). We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO(SM) seeks a combination of current income and capital appreciation.

      The WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO(SM) seeks a combination of capital appreciation and current income.

      The WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO(SM) seeks capital appreciation with a secondary emphasis on current income.

ADVISER                                 PORTFOLIO MANAGERS
   Wells Fargo Funds Management, LLC       Thomas C. Biwer, CFA
                                           Christian L. Chan, CFA
   PORTFOLIO INCEPTION DATE                Andrew Owen, CFA
      12/31/1998

HOW DID THE PORTFOLIOS PERFORM OVER THE TWO-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

                                                                Portfolio                         MSCI         Lehman Brothers U.S.
Portfolio Name                                                 Performance  S&P 500 Index 2   EAFE Index 3   Aggregate Bond Index 4
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO(SM)    1.41% 1
--------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO(SM)        1.93% 1          2.93%           5.91%               0.34%
--------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO(SM)      2.44% 1
------------------------------------------------------------------------------------------------------------------------------------

      Performance was mixed for the two-month period that ended February 28, 2006. The Conservative, Moderate, and Aggressive Portfolios (the Portfolios) underperformed the broad-based index, the S&P 500 Index, and the MSCI EAFE Index. The Portfolios outperformed the Lehman Brothers U.S. Aggregate Bond Index.

      The underperformance was due to allocations to fixed-income funds, which trailed equity markets during the period. The Conservative, Moderate, and Aggressive Portfolios have 60%, 40%, and 20% of assets, respectively, allocated to underlying fixed-income funds.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE PORTFOLIOS' WEB SITE
-- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE PORTFOLIO'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE PORTFOLIOS' PERFORMANCE?
--------------------------------------------------------------------------------

      U.S. stocks posted solid gains in the first two months of the year despite headwinds from rising short-term interest rates. The rally was fueled by strong gains in corporate earnings, ample liquidity in the financial system, and the anticipation of an end to interest rate hikes by the Federal Reserve. Meanwhile, muted inflation readings and steady demand from foreign investors helped support the bond market, where returns were considerably more modest. Since U.S. stocks performed better than the bond market during the period, the Portfolios with a higher allocation to stocks reported higher returns. Consequently, the Life Stage Moderate and Aggressive Portfolios outpaced the Conservative Portfolio. The stock holdings in all three Portfolios helped performance when compared to the Lehman Brothers U.S. Aggregate Bond Index. Conversely, the bond holdings in all three Portfolios hurt performance when compared to the S&P 500 Index and the MSCI EAFE Index.

      Small and mid cap stocks continued to outperform large cap stocks during the period. Therefore, the 25% allocation of the equity portion of each Portfolio in the WELLS FARGO ADVANTAGE COMMON STOCK FUND, which includes small and mid cap stocks, helped performance. After a strong showing in 2005, the WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND, which invests principally in large cap stocks, fell behind major stock market averages for the first two months of 2006 and hurt performance in the Portfolios.

      Foreign stocks as a group showed considerably stronger gains than U.S. stocks during the period. Thus, the portion of each Portfolio allocated to the WELLS FARGO ADVANTAGE OVERSEAS FUND also contributed positively to performance in the Portfolios.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIOS' HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      No changes were made to the holdings of the Portfolios during the period.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We continue to expect some slowing in economic growth due to the cumulative effects of higher energy prices and higher short-term interest rates. Such mid-cycle slowdowns have become characteristic of recent economic cycles and can provide an environment in which large company stocks and growth stocks tend to perform well. Structural forces of globalization and technology may keep inflation contained, and thus we expect the Fed to end its policy of tightening monetary conditions as evidence of economic slowing emerges, which may be beneficial for financial asset prices.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCKS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THESE PORTFOLIOS ARE EXPOSED TO SMALL COMPANY SECURITIES RISK, FOREIGN INVESTMENTS RISK AND HIGH-YIELD BOND RISK. CONSULT THE PORTFOLIO'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

The views expressed are as of February 28, 2006, and are those of the Portfolios' managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO, the WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO or the WELLS FARGO ADVANTAGE LIFE STAGE-AGGRESSIVE PORTFOLIO.

AVERAGE ANNUAL TOTAL RETURN 1  (%) (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                                                                                        Life of
   FUND NAME                                                        2-Month*  6-Month*  1-Year  5-Year   Fund
---------------------------------------------------------------------------------------------------------------
   Life Stage - Conservative Portfolio (Incept. Date 12/31/1998)      1.41       2.86     5.36    2.61     4.11
---------------------------------------------------------------------------------------------------------------
   Life Stage - Moderate Portfolio (Incept. Date 12/31/1998)          1.93       3.98     6.96    2.67     4.15
---------------------------------------------------------------------------------------------------------------
   Life Stage - Aggressive Portfolio (Incept. Date 12/31/1998)        2.44       5.21     8.50    2.28     4.20
---------------------------------------------------------------------------------------------------------------
   BENCHMARKS
---------------------------------------------------------------------------------------------------------------
   S&P 500 Index 2                                                    2.93       5.92     8.39    2.36     2.14
---------------------------------------------------------------------------------------------------------------
   MSCI EAFE Index 3                                                  5.91       15.14   17.41    7.43     5.24
---------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Bond Index 4                        0.34       (0.11)   2.74    5.42     5.60
---------------------------------------------------------------------------------------------------------------

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

EFFECTIVE ALLOCATION 5  (AS OF FEBRUARY 28, 2006) (ROUNDED TO THE
NEAREST WHOLE %)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                             CONSERVATIVE PORTFOLIO

Domestic Stock         (35%)
International Stock     (5%)
Fixed Income           (60%)


                               MODERATE PORTFOLIO
International Stock     (8%)
Fixed Income           (40%)
Domestic Stock         (52%)


                              AGGRESSIVE PORTFOLIO

International Stock    (10%)
Fixed Income           (20%)
Domestic Stock         (70%)

PORTFOLIO CHARACTERISTICS 5  (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

                                             LIFE STAGE   LIFE STAGE  LIFE STAGE
                                            CONSERVATIVE   MODERATE   AGGRESSIVE
--------------------------------------------------------------------------------
   Portfolio Turnover**                             2%           3%          1%
--------------------------------------------------------------------------------
   Net Asset Value (NAV)                       $10.06       $10.60      $10.95

**THIS MEASURE IS BASED ON 2 MONTHS OF THIS PORTFOLIO'S ACTIVITY.

--------------------------------------------------------------------------------
1 The Portfolios' adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for each Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, each Portfolio's returns would have been lower.

    Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Life Stage Series - Conservative Portfolio, its predecessor fund. Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Life Stage Series - Moderate Portfolio, its predecessor fund. Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO for periods prior to April 11, 2005, reflects the performance of the Investor Class shares of the Strong Life Stage Series - Aggressive Portfolio, its predecessor fund.

2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

3 The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

4 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers U.S. Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an Index.

5 Effective allocation, Portfolio characteristics, and underlying mutual funds are subject to change. Cash and cash equivalents are not reflected in the calculations of effective allocation, Portfolio characteristics, and underlying mutual funds.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

UNDERLYING MUTUAL FUNDS 5 (AS OF FEBRUARY 28, 2006) (ROUNDED TO THE NEAREST WHOLE %)
--------------------------------------------------------------------------------

                                                           LIFE STAGE   LIFE STAGE  LIFE STAGE
                                                          CONSERVATIVE   MODERATE   AGGRESSIVE
----------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                   10%          15%         20%
----------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE COMMON STOCK FUND                     10%          15%         20%
----------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND            22%          15%          7%
----------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                 5%           7%         10%
----------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE OVERSEAS FUND                          5%           8%         10%
----------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                  23%          15%         8%
----------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND          15%          10%         5%
----------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE U.S. VALUE FUND                       10%          15%         20%
----------------------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT 6  (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                                   LEHMAN
                                                                                BROTHERS U.S.
              WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE                     AGGREGATE
                          PORTFOLIO - INVESTOR CLASS            S&P 500 INDEX     BOND INDEX     MSCI EAFE INDEX
 12/31/1998                                            10,000          10,000          10,000            10,000
  1/31/1999                                            10,260          10,418          10,071             9,970
  2/28/1999                                            10,120          10,094           9,896             9,733
  3/31/1999                                            10,410          10,498           9,950            10,139
  4/30/1999                                            10,571          10,905           9,982            10,549
  5/31/1999                                            10,480          10,647           9,894            10,006
  6/30/1999                                            10,774          11,238           9,863            10,396
  7/31/1999                                            10,673          10,887           9,821            10,705
  8/31/1999                                            10,633          10,834           9,816            10,745
  9/30/1999                                            10,660          10,537           9,930            10,853
 10/31/1999                                            11,005          11,203           9,967            11,260
 11/30/1999                                            11,341          11,431           9,966            11,651
 12/31/1999                                            12,027          12,104           9,918            12,697
  1/31/2000                                            11,839          11,496           9,885            11,891
  2/29/2000                                            12,489          11,279          10,005            12,211
  3/31/2000                                            12,656          12,381          10,137            12,684
  4/30/2000                                            12,327          12,009          10,108            12,017
  5/31/2000                                            12,168          11,763          10,103            11,724
  6/30/2000                                            12,446          12,053          10,313            12,182
  7/31/2000                                            12,393          11,865          10,407            11,672
  8/31/2000                                            12,917          12,601          10,558            11,773
  9/30/2000                                            12,755          11,936          10,624            11,200
 10/31/2000                                            12,463          11,886          10,694            10,936
 11/30/2000                                            11,923          10,949          10,869            10,526
 12/31/2000                                            12,107          11,003          11,071            10,899
  1/31/2001                                            12,231          11,393          11,252            10,894
  2/28/2001                                            11,737          10,355          11,350            10,077
  3/31/2001                                            11,464           9,699          11,407             9,405
  4/30/2001                                            11,822          10,453          11,360            10,058
  5/31/2001                                            11,846          10,523          11,428             9,703
  6/30/2001                                            11,733          10,267          11,471             9,306
  7/31/2001                                            11,687          10,166          11,728             9,137
  8/31/2001                                            11,395           9,530          11,862             8,906
  9/30/2001                                            10,884           8,760          12,000             8,004
 10/31/2001                                            11,049           8,927          12,251             8,209
 11/30/2001                                            11,437           9,612          12,082             8,511
 12/31/2001                                            11,486           9,696          12,006             8,562
  1/31/2002                                            11,332           9,555          12,103             8,107
  2/28/2002                                            11,177           9,371          12,220             8,164
  3/31/2002                                            11,352           9,723          12,017             8,605
  4/30/2002                                            11,185           9,134          12,250             8,662
  5/31/2002                                            11,125           9,067          12,354             8,772
  6/30/2002                                            10,827           8,421          12,461             8,423
  7/31/2002                                            10,455           7,765          12,611             7,592
  8/31/2002                                            10,539           7,816          12,824             7,574
  9/30/2002                                            10,217           6,967          13,032             6,761
 10/31/2002                                            10,434           7,580          12,972             7,124
 11/30/2002                                            10,651           8,025          12,969             7,447
 12/31/2002                                            10,506           7,554          13,237             7,197
  1/31/2003                                            10,396           7,357          13,248             6,897
  2/28/2003                                            10,408           7,246          13,431             6,738
  3/31/2003                                            10,421           7,316          13,421             6,606
  4/30/2003                                            10,766           7,919          13,532             7,254
  5/31/2003                                            11,135           8,335          13,784             7,693
  6/30/2003                                            11,201           8,442          13,757             7,879
  7/31/2003                                            11,151           8,591          13,294             8,070
  8/31/2003                                            11,287           8,758          13,383             8,265
  9/30/2003                                            11,379           8,665          13,737             8,519
 10/31/2003                                            11,590           9,155          13,609             9,050
 11/30/2003                                            11,689           9,236          13,641             9,251
 12/31/2003                                            11,976           9,720          13,780             9,973
  1/31/2004                                            12,089           9,898          13,891            10,114
  2/29/2004                                            12,202          10,036          14,041            10,348
  3/31/2004                                            12,179           9,884          14,147            10,406
  4/30/2004                                            11,940           9,729          13,778            10,170
  5/31/2004                                            12,028           9,863          13,723            10,205
  6/30/2004                                            12,144          10,054          13,801            10,428
  7/31/2004                                            11,954           9,722          13,938            10,090
  8/31/2004                                            11,992           9,761          14,203            10,134
  9/30/2004                                            12,169           9,866          14,242            10,398
 10/31/2004                                            12,284          10,017          14,361            10,753
 11/30/2004                                            12,513          10,422          14,247            11,488
 12/31/2004                                            12,694          10,777          14,378            11,991
  1/31/2005                                            12,565          10,514          14,468            11,771
  2/28/2005                                            12,668          10,735          14,383            12,280
  3/31/2005                                            12,587          10,545          14,309            11,972
  4/30/2005                                            12,471          10,345          14,503            11,690
  5/31/2005                                            12,678          10,674          14,660            11,696
  6/30/2005                                            12,755          10,689          14,739            11,852
  7/31/2005                                            12,950          11,087          14,605            12,215
  8/31/2005                                            12,976          10,986          14,792            12,525
  9/30/2005                                            13,005          11,075          14,640            13,082
 10/31/2005                                            12,861          10,890          14,524            12,700
 11/30/2005                                            13,071          11,302          14,588            13,011
 12/31/2005                                            13,162          11,306          14,727            13,616
  1/31/2006                                            13,387          11,606          14,728            14,452
  2/28/2006                                            13,347          11,637          14,777            14,420

PERFORMANCE HIGHLIGHTS               WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT 6  (AS OF FEBRUARY 28, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                                 LEHMAN
                                                                              BROTHERS U.S.
                WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE                     AGGREGATE
                        PORTFOLIO - INVESTOR CLASS            S&P 500 Index     BOND INDEX    MSCI EAFE INDEX
 12/31/1998                                          10,000          10,000          10,000            10,000
  1/31/1999                                          10,330          10,418          10,071             9,970
  2/28/1999                                          10,120          10,094           9,896             9,733
  3/31/1999                                          10,540          10,498           9,950            10,139
  4/30/1999                                          10,610          10,905           9,982            10,549
  5/31/1999                                          10,450          10,647           9,894            10,006
  6/30/1999                                          10,890          11,238           9,863            10,396
  7/31/1999                                          10,730          10,887           9,821            10,705
  8/31/1999                                          10,670          10,834           9,816            10,745
  9/30/1999                                          10,660          10,537           9,930            10,853
 10/31/1999                                          11,160          11,203           9,967            11,260
 11/30/1999                                          11,640          11,431           9,966            11,651
 12/31/1999                                          12,665          12,104           9,918            12,697
  1/31/2000                                          12,392          11,496           9,885            11,891
  2/29/2000                                          13,388          11,279          10,005            12,211
  3/31/2000                                          13,640          12,381          10,137            12,684
  4/30/2000                                          13,105          12,009          10,108            12,017
  5/31/2000                                          12,833          11,763          10,103            11,724
  6/30/2000                                          13,221          12,053          10,313            12,182
  7/31/2000                                          13,084          11,865          10,407            11,672
  8/31/2000                                          13,881          12,601          10,558            11,773
  9/30/2000                                          13,567          11,936          10,624            11,200
 10/31/2000                                          13,084          11,886          10,694            10,936
 11/30/2000                                          12,204          10,949          10,869            10,526
 12/31/2000                                          12,443          11,003          11,071            10,899
  1/31/2001                                          12,531          11,393          11,252            10,894
  2/28/2001                                          11,724          10,355          11,350            10,077
  3/31/2001                                          11,271           9,699          11,407             9,405
  4/30/2001                                          11,790          10,453          11,360            10,058
  5/31/2001                                          11,779          10,523          11,428             9,703
  6/30/2001                                          11,602          10,267          11,471             9,306
  7/31/2001                                          11,481          10,166          11,728             9,137
  8/31/2001                                          11,016           9,530          11,862             8,906
  9/30/2001                                          10,341           8,760          12,000             8,004
 10/31/2001                                          10,563           8,927          12,251             8,209
 11/30/2001                                          11,105           9,612          12,082             8,511
 12/31/2001                                          11,173           9,696          12,006             8,562
  1/31/2002                                          11,000           9,555          12,103             8,107
  2/28/2002                                          10,803           9,371          12,220             8,164
  3/31/2002                                          11,057           9,723          12,017             8,605
  4/30/2002                                          10,814           9,134          12,250             8,662
  5/31/2002                                          10,710           9,067          12,354             8,772
  6/30/2002                                          10,293           8,421          12,461             8,423
  7/31/2002                                           9,771           7,765          12,611             7,592
  8/31/2002                                           9,840           7,816          12,824             7,574
  9/30/2002                                           9,319           6,967          13,032             6,761
 10/31/2002                                           9,655           7,580          12,972             7,124
 11/30/2002                                          10,003           8,025          12,969             7,447
 12/31/2002                                           9,690           7,554          13,237             7,197
  1/31/2003                                           9,548           7,357          13,248             6,897
  2/28/2003                                           9,513           7,246          13,431             6,738
  3/31/2003                                           9,548           7,316          13,421             6,606
  4/30/2003                                           9,998           7,919          13,532             7,254
  5/31/2003                                          10,448           8,335          13,784             7,693
  6/30/2003                                          10,554           8,442          13,757             7,879
  7/31/2003                                          10,601           8,591          13,294             8,070
  8/31/2003                                          10,791           8,758          13,383             8,265
  9/30/2003                                          10,791           8,665          13,737             8,519
 10/31/2003                                          11,146           9,155          13,609             9,050
 11/30/2003                                          11,300           9,236          13,641             9,251
 12/31/2003                                          11,646           9,720          13,780             9,973
  1/31/2004                                          11,766           9,898          13,891            10,114
  2/29/2004                                          11,898          10,036          14,041            10,348
  3/31/2004                                          11,842           9,884          14,147            10,406
  4/30/2004                                          11,565           9,729          13,778            10,170
  5/31/2004                                          11,685           9,863          13,723            10,205
  6/30/2004                                          11,854          10,054          13,801            10,428
  7/31/2004                                          11,541           9,722          13,938            10,090
  8/31/2004                                          11,541           9,761          14,203            10,134
  9/30/2004                                          11,794           9,866          14,242            10,398
 10/31/2004                                          11,938          10,017          14,361            10,753
 11/30/2004                                          12,300          10,422          14,247            11,488
 12/31/2004                                          12,543          10,777          14,378            11,991
  1/31/2005                                          12,334          10,514          14,468            11,771
  2/28/2005                                          12,506          10,735          14,383            12,280
  3/31/2005                                          12,409          10,545          14,309            11,972
  4/30/2005                                          12,200          10,345          14,503            11,690
  5/31/2005                                          12,495          10,674          14,660            11,696
  6/30/2005                                          12,581          10,689          14,739            11,852
  7/31/2005                                          12,877          11,087          14,605            12,215
  8/31/2005                                          12,864          10,986          14,792            12,525
  9/30/2005                                          12,926          11,075          14,640            13,082
 10/31/2005                                          12,717          10,890          14,524            12,700
 11/30/2005                                          13,000          11,302          14,588            13,011
 12/31/2005                                          13,123          11,306          14,727            13,616
  1/31/2006                                          13,451          11,606          14,728            14,452
  2/28/2006                                          13,376          11,637          14,777            14,420



                                                                                 LEHMAN
                                                                              BROTHERS U.S.
              WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE                     AGGREGATE
                        PORTFOLIO - INVESTOR CLASS            S&P 500 Index     BOND INDEX    MSCI EAFE INDEX
 12/31/1998                                          10,000          10,000          10,000            10,000
  1/31/1999                                          10,470          10,418          10,071             9,970
  2/28/1999                                          10,180          10,094           9,896             9,733
  3/31/1999                                          10,720          10,498           9,950            10,139
  4/30/1999                                          10,960          10,905           9,982            10,549
  5/31/1999                                          10,740          10,647           9,894            10,006
  6/30/1999                                          11,340          11,238           9,863            10,396
  7/31/1999                                          11,130          10,887           9,821            10,705
  8/31/1999                                          11,050          10,834           9,816            10,745
  9/30/1999                                          11,020          10,537           9,930            10,853
 10/31/1999                                          11,710          11,203           9,967            11,260
 11/30/1999                                          12,350          11,431           9,966            11,651
 12/31/1999                                          13,777          12,104           9,918            12,697
  1/31/2000                                          13,345          11,496           9,885            11,891
  2/29/2000                                          14,746          11,279          10,005            12,211
  3/31/2000                                          15,115          12,381          10,137            12,684
  4/30/2000                                          14,293          12,009          10,108            12,017
  5/31/2000                                          13,893          11,763          10,103            11,724
  6/30/2000                                          14,409          12,053          10,313            12,182
  7/31/2000                                          14,188          11,865          10,407            11,672
  8/31/2000                                          15,304          12,601          10,558            11,773
  9/30/2000                                          14,809          11,936          10,624            11,200
 10/31/2000                                          14,093          11,886          10,694            10,936
 11/30/2000                                          12,755          10,949          10,869            10,526
 12/31/2000                                          13,052          11,003          11,071            10,899
  1/31/2001                                          13,173          11,393          11,252            10,894
  2/28/2001                                          11,994          10,355          11,350            10,077
  3/31/2001                                          11,323           9,699          11,407             9,405
  4/30/2001                                          12,017          10,453          11,360            10,058
  5/31/2001                                          11,972          10,523          11,428             9,703
  6/30/2001                                          11,719          10,267          11,471             9,306
  7/31/2001                                          11,510          10,166          11,728             9,137
  8/31/2001                                          10,882           9,530          11,862             8,906
  9/30/2001                                           9,979           8,760          12,000             8,004
 10/31/2001                                          10,243           8,927          12,251             8,209
 11/30/2001                                          10,926           9,612          12,082             8,511
 12/31/2001                                          11,045           9,696          12,006             8,562
  1/31/2002                                          10,847           9,555          12,103             8,107
  2/28/2002                                          10,580           9,371          12,220             8,164
  3/31/2002                                          10,940           9,723          12,017             8,605
  4/30/2002                                          10,591           9,134          12,250             8,662
  5/31/2002                                          10,440           9,067          12,354             8,772
  6/30/2002                                           9,894           8,421          12,461             8,423
  7/31/2002                                           9,208           7,765          12,611             7,592
  8/31/2002                                           9,254           7,816          12,824             7,574
  9/30/2002                                           8,580           6,967          13,032             6,761
 10/31/2002                                           8,987           7,580          12,972             7,124
 11/30/2002                                           9,417           8,025          12,969             7,447
 12/31/2002                                           8,997           7,554          13,237             7,197
  1/31/2003                                           8,810           7,357          13,248             6,897
  2/28/2003                                           8,739           7,246          13,431             6,738
  3/31/2003                                           8,774           7,316          13,421             6,606
  4/30/2003                                           9,301           7,919          13,532             7,254
  5/31/2003                                           9,816           8,335          13,784             7,693
  6/30/2003                                           9,944           8,442          13,757             7,879
  7/31/2003                                          10,073           8,591          13,294             8,070
  8/31/2003                                          10,307           8,758          13,383             8,265
  9/30/2003                                          10,260           8,665          13,737             8,519
 10/31/2003                                          10,740           9,155          13,609             9,050
 11/30/2003                                          10,927           9,236          13,641             9,251
 12/31/2003                                          11,345           9,720          13,780             9,973
  1/31/2004                                          11,475           9,898          13,891            10,114
  2/29/2004                                          11,640          10,036          14,041            10,348
  3/31/2004                                          11,545           9,884          14,147            10,406
  4/30/2004                                          11,225           9,729          13,778            10,170
  5/31/2004                                          11,379           9,863          13,723            10,205
  6/30/2004                                          11,593          10,054          13,801            10,428
  7/31/2004                                          11,166           9,722          13,938            10,090
  8/31/2004                                          11,142           9,761          14,203            10,134
  9/30/2004                                          11,462           9,866          14,242            10,398
 10/31/2004                                          11,652          10,017          14,361            10,753
 11/30/2004                                          12,127          10,422          14,247            11,488
 12/31/2004                                          12,435          10,777          14,378            11,991
  1/31/2005                                          12,146          10,514          14,468            11,771
  2/28/2005                                          12,375          10,735          14,383            12,280
  3/31/2005                                          12,244          10,545          14,309            11,972
  4/30/2005                                          11,955          10,345          14,503            11,690
  5/31/2005                                          12,328          10,674          14,660            11,696
  6/30/2005                                          12,412          10,689          14,739            11,852
  7/31/2005                                          12,809          11,087          14,605            12,215
  8/31/2005                                          12,761          10,986          14,792            12,525
  9/30/2005                                          12,870          11,075          14,640            13,082
 10/31/2005                                          12,617          10,890          14,524            12,700
 11/30/2005                                          12,990          11,302          14,588            13,011
 12/31/2005                                          13,106          11,306          14,727            13,616
  1/31/2006                                          13,535          11,606          14,728            14,452
  2/28/2006                                          13,426          11,637          14,777            14,420

--------------------------------------------------------------------------------
6 The charts compare the performance of the Investor Class shares of the WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIO, THE WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIO, and the WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIO, for the life of the Portfolios with the S&P 500 Index, the MSCI EAFE Index, and the Lehman Brothers U.S. Aggregate Bond Index. The charts assume a hypothetical $10,000 investment in the Investor Class shares and reflect all operating expenses.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS       PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any) and (2) ongoing costs, including management fee, distribution (12b-1) and/or shareholder servicing fee; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                           Beginning     Ending
                                                            Account     Account      Expenses     Net Annual
                                                             Value       Value      Paid During    Expense
                                                          09/01/2005   02/28/2006    Period(1)      Ratio
------------------------------------------------------------------------------------------------------------
   Life Stage - Conservative Portfolio - Investor Class
   Actual                                                 $ 1,000.00   $ 1,028.60     $ 3.02         0.60%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)               $ 1,000.00   $ 1,021.82     $ 3.01         0.60%
------------------------------------------------------------------------------------------------------------
   Life Stage - Moderate Portfolio - Investor Class
   Actual                                                 $ 1,000.00   $ 1,039.80     $ 2.98         0.59%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)               $ 1,000.00   $ 1,021.87     $ 2.96         0.59%
------------------------------------------------------------------------------------------------------------
   Life Stage - Aggressive Portfolio - Investor Class
   Actual                                                 $ 1,000.00   $ 1,052.10     $ 3.00         0.59%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)               $ 1,000.00   $ 1,021.87     $ 2.96         0.59%

(1) Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

(2) Underlying Fund expenses are not included in the calculation of net annual expense ratio.

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006

                                    WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

   LIFE STAGE - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                         VALUE
INVESTMENT COMPANIES - 97.88%

AFFILIATED BOND FUNDS - 58.89%

      292,387    WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                   $ 3,037,898
      356,605    WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                           3,038,279
      221,556    WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                   2,022,806

                                                                                      8,098,983
                                                                                    -----------
AFFILIATED STOCK FUNDS - 38.99%

      77,772     WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                            1,330,686
      58,787     WELLS FARGO ADVANTAGE COMMON STOCK FUND                              1,345,041
      31,565     WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                           672,971
      61,189     WELLS FARGO ADVANTAGE OVERSEAS FUND                                    673,084
      81,294     WELLS FARGO ADVANTAGE U.S. VALUE FUND                                1,341,349

                                                                                      5,363,131
                                                                                    -----------

TOTAL INVESTMENT COMPANIES (COST $13,365,883)                                        13,462,114
                                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $13,365,883)*                            97.88%                               $13,462,114
OTHER ASSETS AND LIABILITIES, NET               2.12                                    292,058
                                              ------                                -----------
TOTAL NET ASSETS                              100.00%                               $13,754,172
                                              ======                                ===========

* COST FOR FEDERAL INCOME TAX PURPOSES IS $13,288,226 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                       $ 619,080
      GROSS UNREALIZED DEPRECIATION                        (445,192)
                                                          ---------
      NET UNREALIZED APPRECIATION (DEPRECIATION)          $ 173,888

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                                   PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006
--------------------------------------------------------------------------------

   LIFE STAGE - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                         VALUE
INVESTMENT COMPANIES - 99.38%

AFFILIATED BOND FUNDS - 39.97%

      519,413    WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                   $ 5,396,696
      633,805    WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                           5,400,021
      393,990    WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                   3,597,128

                                                                                     14,393,845
                                                                                    -----------
AFFILIATED STOCK FUNDS - 59.41%

      310,202    WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                            5,307,557
      234,923    WELLS FARGO ADVANTAGE COMMON STOCK FUND                              5,375,029
      125,828    WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                         2,682,650
      244,310    WELLS FARGO ADVANTAGE OVERSEAS FUND                                  2,687,411
      323,996    WELLS FARGO ADVANTAGE U.S. VALUE FUND                                5,345,935

                                                                                     21,398,582
                                                                                    -----------

TOTAL INVESTMENT COMPANIES (COST $34,716,739)                                        35,792,427
                                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES

(COST $34,716,739)*                            99.38%                               $35,792,427
OTHER ASSETS AND LIABILITIES, NET               0.62                                    221,779
                                              ------                                -----------
TOTAL NET ASSETS                              100.00%                               $36,014,206
                                              ======                                ===========

* COST FOR FEDERAL INCOME TAX PURPOSES IS $34,208,687 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                         $2,411,087
      GROSS UNREALIZED DEPRECIATION                           (827,347)
                                                            ----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)            $1,583,740

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2006

                                     WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

   LIFE STAGE - AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                         VALUE
INVESTMENT COMPANIES - 98.87%

AFFILIATED BOND FUNDS - 19.88%

      181,613    WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                   $ 1,886,956
      221,478    WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                           1,886,991
      137,723    WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                   1,257,413

                                                                                      5,031,360
                                                                                    -----------

AFFILIATED STOCK FUNDS - 78.99%

      290,232    WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                            4,965,876
      219,365    WELLS FARGO ADVANTAGE COMMON STOCK FUND                              5,019,075
      117,165    WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                         2,497,950
      229,727    WELLS FARGO ADVANTAGE OVERSEAS FUND                                  2,526,994
      301,852    WELLS FARGO ADVANTAGE U.S. VALUE FUND                                4,980,550

                                                                                     19,990,445
                                                                                    -----------
TOTAL INVESTMENT COMPANIES (COST $24,020,548)                                        25,021,805
                                                                                    -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $24,020,548)*                            98.87%                               $25,021,805
OTHER ASSETS AND LIABILITIES, NET               1.13                                    286,900
                                              ------                                -----------
TOTAL NET ASSETS                              100.00%                               $25,308,705
                                              ======                                ===========

* COST FOR FEDERAL INCOME TAX PURPOSES IS $23,347,016 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                       $2,355,498
      GROSS UNREALIZED DEPRECIATION                         (680,709)
                                                          ----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)          $1,674,789

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

                       STATEMENTS OF ASSETS AND LIABILITIES -- FEBRUARY 28, 2006
--------------------------------------------------------------------------------

                                                                                         LIFE STAGE -   LIFE STAGE -    LIFE STAGE -
                                                                                         CONSERVATIVE     MODERATE      AGGRESSIVE
                                                                                           PORTFOLIO     PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   INVESTMENTS IN AFFILIATES .........................................................   $ 13,462,114   $ 35,792,427   $ 25,021,805
                                                                                         ------------   ------------   ------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...................................     13,462,114     35,792,427     25,021,805
                                                                                         ------------   ------------   ------------
   CASH ..............................................................................        190,226        357,602        271,109
   RECEIVABLE FOR FUND SHARES ISSUED .................................................        155,354         59,133         42,794
   RECEIVABLES FOR DIVIDENDS AND INTEREST ............................................         34,507         59,280         20,058
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES .................................              0          4,600              0
   PREPAID EXPENSES AND OTHER ASSETS .................................................            130              0              0
                                                                                         ------------   ------------   ------------
TOTAL ASSETS .........................................................................     13,842,331     36,273,042     25,355,766
                                                                                         ------------   ------------   ------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ..................................................         63,130        188,694         18,978
   PAYABLE FOR INVESTMENTS PURCHASED .................................................         15,226         57,602         21,109
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .............................          8,576              0          1,875
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...........................          1,227          3,627          1,758
   ACCRUED EXPENSES AND OTHER LIABILITIES ............................................              0          8,913          3,341
                                                                                         ------------   ------------   ------------
TOTAL LIABILITIES ....................................................................         88,159        258,836         47,061
                                                                                         ------------   ------------   ------------
TOTAL NET ASSETS .....................................................................   $ 13,754,172   $ 36,014,206   $ 25,308,705
                                                                                         ============   ============   ============
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ...................................................................   $ 14,586,075   $ 40,885,709   $ 28,130,451
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ........................................         58,240         93,586         16,789
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................       (986,374)    (6,040,777)    (3,839,792)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES
      AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ....         96,231      1,075,688      1,001,257
                                                                                         ------------   ------------   ------------
TOTAL NET ASSETS .....................................................................   $ 13,754,172   $ 36,014,206   $ 25,308,705
                                                                                         ------------   ------------   ------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - INVESTOR CLASS .......................................................   $ 13,754,172   $ 36,014,206   $ 25,308,705
   SHARES OUTSTANDING - INVESTOR CLASS ...............................................      1,367,126      3,396,149      2,310,364
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS .....................   $      10.06         $10.60         $10.95
                                                                                         ------------   ------------   ------------
INVESTMENTS AT COST ..................................................................   $ 13,365,883   $ 34,716,739   $ 24,020,548
                                                                                         ============   ============   ============

(1)   EACH PORTFOLIO HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS

              STATEMENTS OF OPERATIONS -- FOR THE PERIOD ENDED FEBRUARY 28, 2006
--------------------------------------------------------------------------------

                                                                                LIFE STAGE - CONSERVATIVE PORTFOLIO
                                                                              --------------------------------------
                                                                                        FOR THE              FOR THE
                                                                                   PERIOD ENDED           YEAR ENDED
                                                                              FEBRUARY 28, 2006    DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   DIVIDEND INCOME FROM AFFILIATED SECURITIES .............................   $          70,892   $          535,551
   INTEREST ...............................................................               1,175                4,254
                                                                              -----------------   ------------------
TOTAL INVESTMENT INCOME ...................................................              72,067              539,805
                                                                              -----------------   ------------------

EXPENSES

   ADMINISTRATION FEES ....................................................              11,469               73,545
   CUSTODY FEES ...........................................................                   0                1,707
   SHAREHOLDER SERVICING FEES .............................................               3,899               22,929
   ACCOUNTING FEES ........................................................               3,289               15,462
   PROFESSIONAL FEES ......................................................               1,693               11,854
   REGISTRATION FEES ......................................................                 759               18,330
   SHAREHOLDER REPORTS ....................................................                 259                8,000
   TRUSTEES' FEES .........................................................               1,234                6,903
   OTHER FEES AND EXPENSES ................................................                 634                3,332
                                                                              -----------------   ------------------
TOTAL EXPENSES ............................................................              23,236              162,062
                                                                              -----------------   ------------------
LESS:

   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........................              (9,409)             (95,508)
   NET EXPENSES ...........................................................              13,827               66,554
                                                                              -----------------   ------------------
NET INVESTMENT INCOME (LOSS) ..............................................              58,240              473,251
                                                                              -----------------   ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:

   AFFILIATED UNDERLYING FUNDS ............................................              68,025            1,790,970
                                                                              -----------------   ------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................................              68,025            1,790,970
                                                                              -----------------   ------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:

   AFFILIATED UNDERLYING FUNDS ............................................              82,010           (1,681,653)
                                                                              -----------------   ------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......              82,010           (1,681,653)
                                                                              =================   ==================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....................             150,035              109,317
                                                                              -----------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........   $         208,275   $          582,568
                                                                              =================   ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE PERIOD ENDED FEBRUARY 28, 2006

                                     WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                 LIFE STAGE -  MODERATE PORTFOLIO
                                                                              --------------------------------------
                                                                                        FOR THE              FOR THE
                                                                                   PERIOD ENDED           YEAR ENDED
                                                                              FEBRUARY 28, 2006    DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   DIVIDEND INCOME FROM AFFILIATED SECURITIES .............................   $         128,209   $        1,049,682
   INTEREST ...............................................................                   0                2,590
                                                                              -----------------   ------------------
TOTAL INVESTMENT INCOME ...................................................             128,209            1,052,272
                                                                              -----------------   ------------------

EXPENSES

   ADMINISTRATION FEES ....................................................              29,187              173,049
   CUSTODY FEES ...........................................................                   0                3,710
   SHAREHOLDER SERVICING FEES .............................................               8,756               49,454
   ACCOUNTING FEES ........................................................               3,517               16,482
   PROFESSIONAL FEES ......................................................               1,732               12,629
   REGISTRATION FEES ......................................................              21,953               39,911
   SHAREHOLDER REPORTS ....................................................               3,944                4,673
   TRUSTEES' FEES .........................................................               1,234                8,115
   OTHER FEES AND EXPENSES ................................................                 541               16,158
                                                                              -----------------   ------------------
TOTAL EXPENSES ............................................................              70,864              324,181
                                                                              -----------------   ------------------
LESS:

   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........................             (36,247)            (174,749)
   NET EXPENSES ...........................................................              34,617              149,432
                                                                              -----------------   ------------------
NET INVESTMENT INCOME (LOSS) ..............................................              93,592              902,840
                                                                              -----------------   ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:

   AFFILIATED UNDERLYING FUNDS ............................................             163,005            6,972,712
                                                                              -----------------   ------------------

NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................................             163,005            6,972,712
                                                                              -----------------   ------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:

   AFFILIATED UNDERLYING FUNDS ............................................             467,072           (6,208,686)
                                                                              -----------------   ------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......             467,072           (6,208,686)
                                                                              =================   ==================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....................             630,077              764,026
                                                                              -----------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........   $         723,669   $        1,666,866
                                                                              =================   ==================

                                                                                 LIFE STAGE - AGGRESSIVE PORTFOLIO
                                                                              --------------------------------------
                                                                                        FOR THE              FOR THE
                                                                                   PERIOD ENDED           YEAR ENDED
                                                                              FEBRUARY 28, 2006    DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   DIVIDEND INCOME FROM AFFILIATED SECURITIES .............................   $          41,141   $          562,983
   INTEREST ...............................................................                   0                1,834
                                                                              -----------------   ------------------
TOTAL INVESTMENT INCOME ...................................................              41,141              564,817
                                                                              -----------------   ------------------

EXPENSES

   ADMINISTRATION FEES ....................................................              20,660              110,908
   CUSTODY FEES ...........................................................                   0                2,557
   SHAREHOLDER SERVICING FEES .............................................               4,958               28,154
   ACCOUNTING FEES ........................................................               3,395               15,850
   PROFESSIONAL FEES ......................................................               1,711               12,127
   REGISTRATION FEES ......................................................               2,374               18,450
   SHAREHOLDER REPORTS ....................................................               1,543               10,723
   TRUSTEES' FEES .........................................................               1,234                7,305
   OTHER FEES AND EXPENSES ................................................                 498               10,085
                                                                              -----------------   ------------------
TOTAL EXPENSES ............................................................              36,373              216,159
                                                                              -----------------   ------------------
LESS:

   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........................             (12,037)            (127,150)
   NET EXPENSES ...........................................................              24,336               89,009
                                                                              -----------------   ------------------
NET INVESTMENT INCOME (LOSS) ..............................................              16,805              475,808
                                                                              -----------------   ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:

   AFFILIATED UNDERLYING FUNDS ............................................             180,056            5,177,679
                                                                              -----------------   ------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................................             180,056            5,177,679
                                                                              -----------------   ------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:

   AFFILIATED UNDERLYING FUNDS ............................................             447,376           (4,349,074)
                                                                              -----------------   ------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......             447,376           (4,349,074)
                                                                              =================   ==================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....................             627,432              828,605
                                                                              -----------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........   $         644,237   $        1,304,413
                                                                              =================   ==================

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               LIFE STAGE -
                                                                                          CONSERVATIVE PORTFOLIO
                                                                        ---------------------------------------------------------
                                                                                  FOR THE             FOR THE             FOR THE
                                                                             PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                        FEBRUARY 28, 2006   DECEMBER 31, 2005   DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETs ..............................................  $      14,760,275   $      18,226,867   $      33,915,292

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................................             58,240             473,251             539,933
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................             68,025           1,790,970           1,770,982
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS ....................................................             82,010          (1,681,653)           (954,706)
                                                                        -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......            208,275             582,568           1,356,209
                                                                        -----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME - INVESTOR CLASS ............................                  0            (477,072)           (622,806)
                                                                        -----------------   -----------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................                  0            (477,072)           (622,806)
                                                                        -----------------   -----------------   -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ........................          1,187,154           4,661,500           7,429,281
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ....................                 44             474,265             618,858
   COST OF SHARES REDEEMED - INVESTOR CLASS ..........................         (2,401,576)         (8,707,853)        (24,469,967)
                                                                        -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS .....................................         (1,214,378)         (3,572,088)        (16,421,828)
                                                                        -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ..............................................         (1,214,378)         (3,572,088)        (16,421,828)
                                                                        -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ................................         (1,006,103)         (3,466,592)        (15,688,425)
                                                                        -----------------   -----------------   -----------------
ENDING NET ASSETS ....................................................  $      13,754,172   $      14,760,275   $      18,226,867
                                                                        =================   =================   =================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - INVESTOR CLASS ......................................            118,116             472,943             772,522
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ...                  0              48,107              64,111
   SHARES REDEEMED - INVESTOR CLASS ..................................           (238,933)           (881,392)         (2,543,459)
                                                                        -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS .......................           (120,817)           (360,342)         (1,706,826)
                                                                        -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS- TOTAL .................................           (120,817)           (360,342)         (1,706,826)
                                                                        -----------------   -----------------   -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ................  $          58,240   $               0   $               0
                                                                        =================   =================   =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS  WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                               LIFE STAGE -
                                                                                            MODERATE PORTFOLIO
                                                                        ---------------------------------------------------------
                                                                                  FOR THE             FOR THE             FOR THE
                                                                             PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                        FEBRUARY 28, 2006   DECEMBER 31, 2005   DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................................  $      36,782,835   $      49,742,083   $      72,629,458

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................................             93,592             902,840             913,917
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................            163,005           6,972,712           3,127,216
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS ....................................................            467,072          (6,208,686)            112,941
                                                                        -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......            723,669           1,666,866           4,154,074
                                                                        -----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME - INVESTOR CLASS ............................             (3,032)           (900,001)         (1,302,028)
                                                                        -----------------   -----------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................             (3,032)           (900,001)         (1,302,028)
                                                                        -----------------   -----------------   -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ........................          3,217,146          12,748,062          16,203,743
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ....................              3,029             899,410           1,301,008
   COST OF SHARES REDEEMED - INVESTOR CLASS ..........................         (4,709,441)        (27,373,585)        (43,244,172)
                                                                        -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS .....................................         (1,489,266)        (13,726,113)        (25,739,421)
                                                                        -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ..............................................         (1,489,266)        (13,726,113)        (25,739,421)
                                                                        -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ................................           (768,629)        (12,959,248)        (22,887,375)
                                                                        -----------------   -----------------   -----------------
ENDING NET ASSETS ....................................................  $      36,014,206   $      36,782,835   $      49,742,083
                                                                        =================   =================   =================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - INVESTOR CLASS ......................................            303,880           1,243,797           1,646,817
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ...                285              86,150             128,496
   SHARES REDEEMED - INVESTOR CLASS ..................................           (444,270)         (2,674,281)         (4,389,752)
                                                                        -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS .......................           (140,105)         (1,344,334)         (2,614,439)
                                                                        -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS- TOTAL .................................           (140,105)         (1,344,334)         (2,614,439)
                                                                        -----------------   -----------------   -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ................  $          93,586   $           3,026   $               0
                                                                        =================   =================   =================

                                                                                              LIFE STAGE -
                                                                                          AGGRESSIVE PORTFOLIO
                                                                        ---------------------------------------------------------
                                                                                  FOR THE             FOR THE             FOR THE
                                                                             PERIOD ENDED          YEAR ENDED          YEAR ENDED
                                                                        FEBRUARY 28, 2006   DECEMBER 31, 2005   DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................................  $      26,214,671   $      26,514,293   $      35,393,810

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................................             16,805             475,808             296,500
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................            180,056           5,177,679           2,897,644
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS ....................................................            447,376          (4,349,074)           (354,796)
                                                                        -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......            644,237           1,304,413           2,839,348
                                                                        -----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME - INVESTOR CLASS ............................            (25,948)           (450,005)           (574,859)
                                                                        -----------------   -----------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................            (25,948)           (450,005)           (574,859)
                                                                        -----------------   -----------------   -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ........................          1,680,645          10,292,227          11,738,709
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ....................             25,813             447,605             571,823
   COST OF SHARES REDEEMED - INVESTOR CLASS ..........................         (3,230,713)        (11,893,862)        (23,454,538)
                                                                        -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS .....................................         (1,524,255)         (1,154,030)        (11,144,006)
                                                                        -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ..............................................         (1,524,255)         (1,154,030)        (11,144,006)
                                                                        -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ................................           (905,966)           (299,622)         (8,879,517)
                                                                        -----------------   -----------------   -----------------
ENDING NET ASSETS ....................................................  $      25,308,705   $      26,214,671   $      26,514,293
                                                                        =================   =================   =================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - INVESTOR CLASS ......................................            153,313             984,259           1,207,210
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ...              2,347              41,676              56,828
   SHARES REDEEMED - INVESTOR CLASS                                              (294,811)         (1,142,230)         (2,379,681)
                                                                        -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS .......................           (139,151)           (116,295)         (1,115,643)
                                                                        -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS- TOTAL .................................           (139,151)           (116,295)         (1,115,643)
                                                                        -----------------   -----------------   -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ................  $          16,789   $          25,932   $               0
                                                                        =================   =================   =================

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    NET REALIZED
                                                          BEGINNING         NET              AND   DISTRIBUTIONS    DISTRIBUTIONS
                                                          NET ASSET  INVESTMENT       UNREALIZED        FROM NET         FROM NET
                                                          VALUE PER      INCOME   GAIN (LOSS) ON      INVESTMENT         REALIZED
                                                              SHARE      (LOSS)      INVESTMENTS          INCOME            GAINS
---------------------------------------------------------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ................  $    9.92        0.04             0.10            0.00             0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...................  $    9.86        0.30             0.06           (0.30)            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...................  $    9.54        0.21             0.36           (0.25)            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...................  $    8.59        0.19             1.00           (0.24)            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...................  $    9.69        0.24            (1.06)          (0.28)            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...................  $   10.78        0.31            (0.87)          (0.32)           (0.21)

LIFE STAGE - MODERATE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ................  $   10.40        0.03             0.17            0.00(6)          0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...................  $   10.19        0.26             0.21           (0.26)            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...................  $    9.69        0.18             0.57           (0.25)            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...................  $    8.19        0.12             1.53           (0.15)            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...................  $    9.64        0.16            (1.44)          (0.17)            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...................  $   11.25        0.17            (1.31)          (0.18)           (0.29)

LIFE STAGE - AGGRESSIVE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ................  $   10.70        0.01             0.25           (0.01)            0.00
JANUARY 1, 2005 TO DECEMBER 31, 2005 ...................  $   10.33        0.20             0.36           (0.19)            0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ...................  $    9.61        0.11             0.81           (0.20)            0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ...................  $    7.69        0.07             1.94           (0.09)            0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ...................  $    9.50        0.08            (1.84)          (0.05)            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...................  $   11.85        0.07            (1.89)          (0.07)           (0.46)

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2)   THESE RATIOS DO NOT INCLUDE EXPENSES FROM THE UNDERLYING FUNDS.

(3) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(4) PORTFOLIO TURNOVER RATES PRESENTED FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(5)   THE PORTFOLIO CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO FEBRUARY 28.

(6)   AMOUNT CALCULATED IS LESS THAN $0.005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                 WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

                                                                    ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                 NET ASSET   ------------------------------------------------------
                                                        RETURN   VALUE PER   NET INVESTMENT         GROSS    EXPENSES           NET
                                                    OF CAPITAL       SHARE    INCOME (LOSS)   EXPENSES(2)   WAIVED(2)   EXPENSES(2)
-----------------------------------------------------------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ..........        0.00   $   10.06            2.54%         1.01%     (0.41)%         0.60%
JANUARY 1, 2005 TO DECEMBER 31, 2005 .............        0.00   $    9.92            2.83%         0.97%     (0.57)%         0.40%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............        0.00   $    9.86            1.98%         0.60%     (0.48)%         0.12%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............        0.00   $    9.54            2.03%         0.46%     (0.25)%         0.21%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............        0.00   $    8.59            2.71%         0.40%     (0.15)%         0.25%
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............        0.00   $    9.69            3.08%         0.43%     (0.18)%         0.25%

LIFE STAGE - MODERATE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ..........        0.00   $   10.60            1.60%         1.21%     (0.62)%         0.59%
JANUARY 1, 2005 TO DECEMBER 31, 2005 .............        0.00   $   10.40            2.28%         0.82%     (0.44)%         0.38%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............        0.00   $   10.19            1.44%         0.45%     (0.35)%         0.10%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............        0.00   $    9.69            1.41%         0.40%     (0.18)%         0.22%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............        0.00   $    8.19            1.85%         0.37%     (0.12)%         0.25%
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............        0.00   $    9.64            1.91%         0.36%     (0.11)%         0.25%

LIFE STAGE - AGGRESSIVE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS
JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ..........        0.00   $   10.95            0.41%         0.88%     (0.29)%         0.59%
JANUARY 1, 2005 TO DECEMBER 31, 2005 .............        0.00   $   10.70            1.90%         0.86%     (0.51)%         0.35%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............        0.00   $   10.33            0.91%         0.51%     (0.42)%         0.09%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............        0.00   $    9.61            0.84%         0.55%     (0.32)%         0.23%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............        0.00   $    7.69            1.06%         0.56%     (0.31)%         0.25%
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............        0.00   $    9.50            0.74%         0.60%     (0.35)%         0.25%

                                                                 PORTFOLIO    NET ASSETS AT
                                                         TOTAL    TURNOVER    END OF PERIOD
                                                     RETURN(3)     RATE(4)   (000'S OMITTED)
--------------------------------------------------------------------------------------------
LIFE STAGE - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------------------
INVESTOR CLASS

JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ..........        1.41%          2%          $13,754
JANUARY 1, 2005 TO DECEMBER 31, 2005 .............        3.68%         42%          $14,760
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............        5.99%         70%          $18,227
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............       13.99%         47%          $33,915
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............       (8.53)%        64%          $27,939
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............       (5.13)%        35%          $26,835

LIFE STAGE - MODERATE PORTFOLIO
--------------------------------------------------------------------------------------------
INVESTOR CLASS

JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ..........        1.93%          3%          $36,014
JANUARY 1, 2005 TO DECEMBER 31, 2005 .............        4.62%         38%          $36,783
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............        7.71%         58%          $49,742
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............       20.18%         20%          $72,629
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............      (13.27)%        63%          $57,046
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............      (10.20)%        23%          $61,845

LIFE STAGE - AGGRESSIVE PORTFOLIO

--------------------------------------------------------------------------------------------
INVESTOR CLASS

JANUARY 1, 2006 TO FEBRUARY 28, 2006(5) ..........        2.44%          1%          $25,309
JANUARY 1, 2005 TO DECEMBER 31, 2005 .............        5.40%         42%          $26,215
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............        9.60%         61%          $26,514
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............       26.10%         30%          $35,394
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............      (18.54)%        78%          $26,997
JANUARY 1, 2001 TO DECEMBER 31, 2001 .............      (15.38)%        16%          $26,433

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at February 28, 2006, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Life Stage - Conservative Portfolio, Life Stage - Moderate Portfolio, and Life Stage - Aggressive Portfolio. Each Portfolio is a diversified series of the Trust.

      The Funds each seek to achieve their investment objectives by allocating their assets across both stock and bond investment styles through investment in underlying funds of the Wells Fargo Advantage Fund Family (the "Underlying Funds"). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from the Portfolios' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Portfolios ("Acquiring Portfolios"), by share class, acquired substantially all of the net assets of the following Target Portfolios ("Target Portfolios"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code.

            Acquiring Portfolios                                      Target Portfolios
--------------------------------------------------------------------------------------------------------------
      WELLS FARGO ADVANTAGE LIFE STAGE -
      CONSERVATIVE PORTFOLIO INVESTOR CLASS   STRONG LIFE STAGE SERIES - CONSERVATIVE PORTFOLIO INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
      WELLS FARGO ADVANTAGE LIFE STAGE -
      MODERATE PORTFOLIO INVESTOR CLASS       STRONG LIFE STAGE SERIES - MODERATE PORTFOLIO INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
      WELLS FARGO ADVANTAGE LIFE STAGE -
      AGGRESSIVE PORTFOLIO INVESTOR CLASS     STRONG LIFE STAGE SERIES - AGGRESSIVE PORTFOLIO INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain underlying Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Underlying Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Each Fund determines its net asset value as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (Eastern Time) on each Fund business day. Investments in the underlying Funds are valued at the closing net asset value per share of each underlying Fund on the valuation date. The valuation policies of the Fund are consistent with the valuation policies of the underlying Funds.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the NYSE. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

NOTES TO FINANCIAL STATEMENTS        WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income and realized gain distributions are recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

      Realized gain distributions from underlying Funds are treated as realized gains.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Life Stage - Conservative Portfolio, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Portfolio may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of Portfolio shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Portfolio is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at February 28, 2006.

      At February 28, 2006, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

      Portfolio                               Year Expires   Capital Loss Carryforwards
---------------------------------------------------------------------------------------
      LIFE STAGE - CONSERVATIVE PORTFOLIO         2010               $  829,100
                                                  2011                  234,931
---------------------------------------------------------------------------------------
      LIFE STAGE - MODERATE PORTFOLIO             2010                6,287,707
                                                  2011                  261,124
---------------------------------------------------------------------------------------
      LIFE STAGE - AGGRESSIVE PORTFOLIO           2010                4,331,643
                                                  2011                  181,679
---------------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing the investment policies and guidelines for the Portfolios. Funds Management does not receive any fees for its provision of investment advisory services to the Portfolios; rather Funds Management receives a fee for providing investment advising services to each of the underlying Funds.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                       Admin Fees*
                                  Average Daily       (% of Average
                                    Net Assets      Daily Net Assets)
--------------------------------------------------------------------------------
      LIFE STAGE PORTFOLIOS      First $5 billion         0.50
                                  Next $5 billion         0.49
                                 Over $10 billion         0.48
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      *Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rates:

                                                     % of Average
      Share Class                                  Daily Net Assets
--------------------------------------------------------------------------------
      INVESTOR CLASS                                     0.28
--------------------------------------------------------------------------------

      The Trust has entered into transfer agent agreement with Boston Financial Data Services, Inc. ("BFDS"). BFDS served as the transfer agent to the predecessor Strong Funds effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds. Effective April 11, 2005, transfer agent fees are paid by Funds Management and not by the Portfolios.

      Prior to April 11, 2005, transfer agent fees were reimbursed by the underlying Funds and are not reflected in each Portfolio's Statement of Operations or the Financial Highlights. SISI was also compensated for certain other out-of-pocket expenses related to transfer agent services. For financial statement presentation, these out-of-pocket expenses for the period from January 1, 2005, through April 10, 2005, as shown below, have been combined with administration fees.

                                                  Transfer Agent Fees and
                                                  Other Related Expenses
--------------------------------------------------------------------------------
      LIFE STATE - CONSERVATIVE PORTFOLIO                 $  235
--------------------------------------------------------------------------------
      LIFE STAGE - MODERATE PORTFOLIO                        479
--------------------------------------------------------------------------------
      LIFE STAGE - AGGRESSIVE PORTFOLIO                      124
--------------------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more investment companies.

      Prior to February 25, 2005, State Street Bank and Trust Co. ("State Street") served as custodian for each of the predecessor Strong Funds. State Street was entitled to receive certain fees, primarily based on transactions of the fund.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Portfolio is charged up to the following annual fees:

                                                    % of Average
      Share Class                                  Daily Net Assets**
--------------------------------------------------------------------------------
      INVESTOR CLASS                                      0.25
--------------------------------------------------------------------------------

      **Effective April 11, 2005. Prior to April 11, 2005, shareholder servicing fees for the predecessor Strong Funds, if any, were encompassed by the Strong Funds' 12b-1 distribution and service plan fees. For the period April 11, 2005, through December 31, 2005, shareholder servicing fees paid were as follows:

      Portfolio                                                   Investor Class
--------------------------------------------------------------------------------
      LIFE STATE - CONSERVATIVE PORTFOLIO                           $  22,929
--------------------------------------------------------------------------------
      LIFE STAGE - MODERATE PORTFOLIO                                  49,454
--------------------------------------------------------------------------------
      LIFE STAGE - AGGRESSIVE PORTFOLIO                                28,154
--------------------------------------------------------------------------------

      Shareholder servicing fees paid for the period ended February 28, 2006, are shown on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Portfolio. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to February 25, 2005, State Street served as fund accountant to each of the predecessor Strong Funds. Fund accounting fees were paid by the Portfolios' administrator and not by the Portfolios.

WAIVED FEES AND REIMBURSED EXPENSES

      Effective April 11, 2005, Funds Management waived fees or reimbursed expenses, first from administration fees, and then any remaining amount from shareholder servicing fees collected, if any. The Portfolio's adviser has committed through April 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio(s). Net operating expense ratios in effect at February 28, 2006, were as follows:

NOTES TO FINANCIAL STATEMENTS        WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

                                                                  Net Operating
                                                                  Expense Ratios
      Portfolio                                                  Investor Class*
--------------------------------------------------------------------------------
      LIFE STAGE - CONSERVATIVE PORTFOLIO                             0.60%
--------------------------------------------------------------------------------
      LIFE STAGE - MODERATE PORTFOLIO                                 0.59%
--------------------------------------------------------------------------------
      LIFE STAGE - AGGRESSIVE PORTFOLIO                               0.59%
--------------------------------------------------------------------------------

      *Effective June 24, 2005. Prior to June 24, 2005, net operating expense ratios at the Portfolio level were 0.22%, 0.26%, and 0.27%, respectively, for the Conservative Portfolio, Moderate Portfolio, and Aggressive Portfolio. Total annual operating expenses are 1.25%, 1.35%, and 1.45%, respectively, which takes into consideration both the expenses of the Portfolio as well as the expenses of the Underlying Funds.

      Prior to April 11, 2005, SISI could voluntarily waive or absorb certain expenses at its discretion. Strong Capital Management, Inc. and/or SISI had contractually agreed to waive its fees and/or absorb expenses for Strong Life Stage Series - Conservative Portfolio, Strong Life Stage Series - Moderate Portfolio, and Strong Life Stage Series - Aggressive Portfolio until May 1, 2005, to keep total annual operating expenses at no more than 1.25%, 1.35%, and 1.45%, respectively. These contractual caps take into consideration both the expenses of the Portfolios as well as the expenses of the underlying Funds. However, effective April 11, 2005, the Portfolios are subject to a different expense structure. From January 1, 2005, through April 10, 2005, the expense offsets that are included in the waived fees and reimbursed expenses amount on the Statements of Operations are as follows:

                                                             Waived Fees and
                                                             Reimbursed Expenses
--------------------------------------------------------------------------------
        LIFE STAGE - CONSERVATIVE PORTFOLIO

            FUND LEVEL                                             $   244

            INVESTOR CLASS                                          20,356
--------------------------------------------------------------------------------
        LIFE STAGE - MODERATE PORTFOLIO

            FUND LEVEL                                                 525

            INVESTOR CLASS                                          59,330
--------------------------------------------------------------------------------
        LIFE STAGE - AGGRESSIVE PORTFOLIO

           FUND LEVEL                                                  295

           INVESTOR CLASS                                           41,465
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations, for the period ended February 28, 2006, were as follows:

      Portfolio                                   Purchases at Cost     Sales Proceeds
--------------------------------------------------------------------------------------
      LIFE STAGE - CONSERVATIVE PORTFOLIO           $     229,534       $   1,471,198
--------------------------------------------------------------------------------------
      LIFE STAGE - MODERATE PORTFOLIO                   1,062,908           2,323,377
--------------------------------------------------------------------------------------
      LIFE STAGE - AGGRESSIVE PORTFOLIO                   365,898           1,904,039
--------------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the two months ended February 28, 2006, there were no borrowings by the Life Stage Portfolios under the agreement.

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the period ended February 28, 2006, and the year ended December 31, 2005, was as follows:

                                                   Ordinary Income         Long-Term Capital Gain              Total
      Portfolio                             2006       2005       2004      2006    2005    2004     2006      2005        2004
------------------------------------------------------------------------------------------------------------------------------------
      LIFE STAGE - CONSERVATIVE PORTFOLIO  $     0  $ 477,072  $  622,805   $  0    $  0    $  0    $     0  $ 477,072  $   622,805
------------------------------------------------------------------------------------------------------------------------------------
      LIFE STAGE - MODERATE PORTFOLIO        3,032    900,001   1,302,028      0       0       0      3,032    900,001    1,302,028
------------------------------------------------------------------------------------------------------------------------------------
      LIFE STAGE - AGGRESSIVE PORTFOLIO     25,948    450,005     574,857      0       0       0     25,948    450,005      574,857
------------------------------------------------------------------------------------------------------------------------------------

      As of February 28, 2006, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable to wash sales and share class exchanges from the underlying Funds.

                                            Undistributed    Undistributed     Unrealized
                                              Ordinary         Long-Term      Appreciation    Capital Loss
      Portfolio                                Income             Gain       (Depreciation)   Carryforward      Total
--------------------------------------------------------------------------------------------------------------------------
      LIFE STAGE - CONSERVATIVE PORTFOLIO   $    58,240      $           0   $    173,888     $ (1,064,031)  $   (831,903)
--------------------------------------------------------------------------------------------------------------------------
      LIFE STAGE - MODERATE PORTFOLIO            93,588                  0      1,583,740       (6,548,831)    (4,871,503)
--------------------------------------------------------------------------------------------------------------------------
      LIFE STAGE - AGGRESSIVE PORTFOLIO          16,787                  0      1,674,789       (4,513,322)    (2,821,746)
--------------------------------------------------------------------------------------------------------------------------

7. MISCELLANEOUS
--------------------------------------------------------------------------------

      On June 15, 2005, the Life Stage - Conservative Portfolio, the Life Stage
- Moderate Portfolio, and the Life Stage - Aggressive Portfolio exchanged their portfolio investments in various share classes of proprietary mutual funds for Institutional Class shares of the same funds in order to lower the underlying Fund expense ratio for each Portfolio. For financial reporting purposes, this transaction was treated as a recognized sale and the gain realized for each Portfolio as a result of the exchanges was as follows:

      Portfolio
--------------------------------------------------------------------------------
      LIFE STAGE - CONSERVATIVE PORTFOLIO                           $   529,247
--------------------------------------------------------------------------------
      LIFE STAGE - MODERATE PORTFOLIO                                 1,868,065
--------------------------------------------------------------------------------
      LIFE STAGE - AGGRESSIVE PORTFOLIO                               1,703,081
--------------------------------------------------------------------------------

      For tax purposes, the exchanges are treated as nontaxable exchanges under
Section 1036(a) of the Code. As a result, the amounts listed above are not recognized for tax purposes until the new Institutional Class shares acquired in the exchanges are subsequently sold. Accordingly, the tax cost basis of Institutional Class shares received in the exchanges which are still held as of February 28, 2006, are lower than the financial statement cost basis (to the extent of the remaining deferred tax gain on such shares). As of February 28, 2006, the deferred gain for income tax purposes was as follows:

      Portfolio
--------------------------------------------------------------------------------
      LIFE STAGE - CONSERVATIVE PORTFOLIO                           $   222,004
--------------------------------------------------------------------------------
      LIFE STAGE - MODERATE PORTFOLIO                                   979,973
--------------------------------------------------------------------------------
      LIFE STAGE - AGGRESSIVE PORTFOLIO                               1,243,721
--------------------------------------------------------------------------------

8. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. The current Funds' adviser has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                     WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Life Stage Conservative Portfolio, Life Stage Moderate Portfolio, and Life Stage Aggressive Portfolio (collectively the "Portfolios"), three of the Portfolios constituting the Wells Fargo Funds Trust as of February 28, 2006, and the related statements of operations and statements of changes in net assets for the periods presented, and the financial highlights for the period ended February 28, 2006 and for each of the years in the two year period ended December 31, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years ended December 31, 2003, and prior, were audited by other auditors whose report dated February 3, 2004 expressed an unqualified opinion on those financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2006, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Wells Fargo Funds Trust as of February 28, 2006, the results of their operations, changes in their net assets and their financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.

                                                                    /s/ KPMG LLP

Philadelphia, Pennsylvania
April 17, 2006

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS        OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that each Portfolio uses to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

      Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Portfolio(s) listed below designates a percentage of its ordinary income dividends distributed during the period as qualifying for the corporate dividends-received deduction.

                                                          Ordinary Income
      Portfolio                                         Dividend Distribution %
--------------------------------------------------------------------------------
      LIFE STAGE - CONSERVATIVE PORTFOLIO                        0.00%
--------------------------------------------------------------------------------
      LIFE STAGE - MODERATE PORTFOLIO                           22.41%
--------------------------------------------------------------------------------
      LIFE STAGE - AGGRESSIVE PORTFOLIO                         37.71%
--------------------------------------------------------------------------------

      Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Portfolio(s) listed below designate the following amounts of their income dividends paid during the period ended February 28, 2006 as qualified dividend income (QDI):

      Portfolio                                                  QDI
--------------------------------------------------------------------------------
      LIFE STAGE - CONSERVATIVE PORTFOLIO                     $      0
--------------------------------------------------------------------------------
      LIFE STAGE - MODERATE PORTFOLIO                              749
--------------------------------------------------------------------------------
      LIFE STAGE - AGGRESSIVE PORTFOLIO                         10,910
--------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)        WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Portfolio are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Portfolio is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, a Portfolio's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Portfolio. Each of the Trustees listed below acts in an identical capacity for each of the 140 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE **      PAST FIVE YEARS                         OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
   Thomas S. Goho           Trustee, since 1987       Chair of Finance, Wake Forest           None
   63                                                 University, since 2006.
                                                      Benson-Pruitt Professorship,
                                                      Wake Forest University,
                                                      Calloway School of Business
                                                      and Accountancy, since 1999.
-----------------------------------------------------------------------------------------------------------------
   Peter G. Gordon          Trustee, since 1998       Chairman, CEO, and Co- Founder of       None
   63                       (Chairman, since 2005)    Crystal Geyser Water Company, and
                                                      President of Crystal Geyser Roxane
                                                      Water Company.
-----------------------------------------------------------------------------------------------------------------
   Richard M. Leach         Trustee, since 1987       Retired. Prior thereto, President of    None
   72                                                 Richard M. Leach Associates(a
                                                      financial consulting firm).
-----------------------------------------------------------------------------------------------------------------
   Olivia S. Mitchell       Trustee, since 2006       Professor of Insurance and Risk         None
   53                                                 Management, Wharton
                                                      School, University of
                                                      Pennsylvania. Director of the
                                                      Boettner Center on Pensions and
                                                      Retirement. Research Associate and
                                                      Board Member, Penn Aging Research
                                                      Center. Research Associate, National
                                                      Bureau of Economic Research.
-----------------------------------------------------------------------------------------------------------------
   Timothy J. Penny         Trustee, since 1996       Senior Counselor to the public          None
   54                                                 relations firm of Himle-Horner, and
                                                      Senior Fellow at the Humphrey
                                                      Institute, Minneapolis, Minnesota (a
                                                      public policy organization).
-----------------------------------------------------------------------------------------------------------------
   Donald C. Willeke        Trustee, since 1996       Principal of the law firm of Willeke    None
   65                                                 & Daniels.
-----------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS        OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

-----------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
      NAME AND AGE          LENGTH OF SERVICE**       PAST FIVE YEARS                         OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
      J. Tucker Morse       Trustee, since 1987       Private Investor/Real Estate            None
      61                                              Developer. Prior thereto, Chairman
                                                      of White Point Capital, LLC until
                                                      2005.
-----------------------------------------------------------------------------------------------------------------

      OFFICERS

-----------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
      NAME AND AGE          LENGTH OF SERVICE         PAST FIVE YEARS                         OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
      Karla M. Rabusch      President, since 2003     Executive Vice President of Wells       None
      46                                              Fargo Bank, N.A. and President of
                                                      Wells Fargo Funds Management, LLC.
                                                      Senior Vice President and Chief
                                                      Administrative Officer of Wells
                                                      Fargo Funds Management, LLC from
                                                      2001 to 2003.
-----------------------------------------------------------------------------------------------------------------
      C. David Messman      Secretary, since 2000     Vice President and Managing Senior      None
      45                                              Counsel of Wells Fargo Bank,
                                                      N.A. and Senior Vice President and
                                                      Secretary of Wells Fargo Funds
                                                      Management, LLC. Vice President and
                                                      Senior Counsel of Wells Fargo Bank,
                                                      N.A. from 1996 to 2003.
-----------------------------------------------------------------------------------------------------------------
      A. Erdem Cimen        Treasurer, since 2006     Vice President of Wells Fargo Bank,     None
      32                                              N.A. and Vice President of
                                                      Financial Operations for Wells Fargo
                                                      Funds Management, LLC. Vice
                                                      President and Group Finance Officer
                                                      of Wells Fargo Bank, N.A. Auto
                                                      Finance Group from 2004 to 2006.
                                                      Vice President of Portfolio Risk
                                                      Management for Wells Fargo Bank,
                                                      N.A. Auto Finance Group in 2004.
                                                      Vice President of Portfolio Research
                                                      and Analysis for Wells Fargo Bank,
                                                      N.A. Auto Finance Group from 2001
                                                      to2004. Director of Small Business
                                                      Services Risk Management for
                                                      American Express Travel Related
                                                      Services from 2000 to 2001.
-----------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of February 28, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

LIST OF ABBREVIATIONS                WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depositary Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depositary Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]
WELLS   ADVANTAGE
FARGO   FUNDS

More information about WELLS FARGO      This report and the financial statements
ADVANTAGE FUNDS(SM) is available free   contained herein are submitted for the
upon request. To obtain literature,     general information of the shareholders
please write, e-mail, visit the         of the WELLS FARGO ADVANTAGE FUNDS. If
Funds' Web site, or call:               this report is used for promotional
                                        purposes, distribution of the report
WELLS FARGO ADVANTAGE FUNDS             must be accompanied or preceded by a
P.O. Box 8266                           current prospectus. For a prospectus
Boston, MA 02266-8266                   containing more complete information,
                                        including charges and expenses, call
E-mail: wfaf@wellsfargo.com             1-800-222-8222 or visit the Funds' Web
Web site: www.wellsfargo.com/           site at
advantagefunds                          www.wellsfargo.com/advantagefunds.
Retail Investment                       Please consider the investment
Professionals: 888-877-9275             objective, risks, charges and expenses
Institutional Investment                of the investment carefully before
Professionals: 866-765-0778             investing. This and other information
                                        about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

                                        Wells Fargo Funds Management, LLC, a
                                        wholly-owned subsidiary of Wells Fargo &
                                        Company, provides investment advisory
                                        and administrative services for WELLS
                                        FARGO ADVANTAGE FUNDS. Other affiliates
                                        of Wells Fargo & Company provide sub-
                                        advisory and other services for the
                                        Funds. The Funds are distributed by
                                        WELLS FARGO FUNDS DISTRIBUTOR, LLC,
                                        Member NASD/SIPC, an affiliate of Wells
                                        Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(c) 2006 Wells Fargo     www.wellsfargo.com/advantagefunds        RT56111 04-06
Advantage Funds, LLC.                                          ALSP/AR114 02-06
All rights reserved.



ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, February 28, 2006, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended February 28, 2005 and February 28, 2006 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         For the fiscal years ended February 28, 2005 and February 28, 2006, the Audit Fees were $987,170 and $2,126,600, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended February 28, 2005 and February 28, 2006 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended February 28, 2005 and February 28, 2006 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

          For the fiscal years ended February 28, 2005 and February 28, 2006, the Tax Fees were $84,325 and $130,340, respectively. The incurred Tax Fees are comprised of excise tax review services.

          For the fiscal years ended February 28, 2005 and February 28, 2006, the Tax Fees were $136,218 and $224,800 respectively, in which $67,500 was incurred by the advisor. The incurred Tax Fees are comprised of tax return preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended February 28, 2005 and February 28, 2006.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f)
Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended February 28, 2005 and February 28, 2006, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

          For the fiscal years ended February 28, 2005 and February 28, 2006, the Registrant incurred non-audit fees in the amount of $77,000 and $115,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

          For the fiscal years ended February 28, 2005 and February 28, 2006, the Registrant's investment adviser incurred non-audit fees in the amount of $96,000 and $113,500 respectively. The non-audit fees consist of procedure reviews for pending mergers associated with fund reorganizations and examinations of securities pursuant to Rule 206(4)-2 under the Investment Adviser Act of 1940.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.


ITEMS 5-6.  [RESERVED]
======================


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  [RESERVED]
===================


ITEM 9.  CONTROLS AND PROCEDURES
================================
 (a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================
(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                             Wells Fargo Funds Trust

                             By: /s/ Karla M. Rabusch

                                     Karla M. Rabusch
                                     President

Date: April 18, 2006

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                             Wells Fargo Funds Trust

                             By: /s/ A. Erdem Cimen


                                     A. Erdem Cimen
                                     Treasurer

Date: April 18, 2006